                                                      Registration No. 333-70728
                                                                        811-4113
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 19

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 38

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
      (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate
                                   Account H)
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A.))
                                (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                           Arnold R. Bergman, Esquire
                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                              Boston, MA 02210-2805
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Suite 300 West
                                1300 I Street, NS
                            Washington, DC 20005-3306

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on ____ pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on ____ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                   JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A)
                               SEPARATE ACCOUNT H

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item Caption in Prospectus
Part A

1............  Cover Page
2............  Appendix A:  Special Terms
3............  Summary
4..........    Appendix B:  Table of Accumulation Values
5............  General Information about Us, The Variable Account, the Portfolio
6............  Charges and Deductions; Withdrawal Charges; Reduction or Elimination of Withdrawal Charges; Administration Fees;
                  Mortality and Expense Risks Charge; Taxes; Expenses of Distributing the Contract
7............  Accumulation Period Provisions; Company Approval; Purchase Payments; Accumulation Units; Net Investment Factor;
                  Transfers Among Investment Options; Telephone Transactions; Special Transfer Services - Dollar Cost Averaging;
                  Asset Rebalancing Program; Withdrawals; Special Withdrawal Services - the Income Plan; Contract Owner Inquiries;
                  Other Contract Provisions; Ownership; Beneficiary; Modification
8............  Pay Out Period Provisions; General; Annuity Options; Determination of Amount of the First Variable Annuity Benefit
                  Payment; Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments; Transfers During
                  the Pay Out During the Pay Out Period
9............  Accumulation Period Provisions; Death Benefit During the Accumulation Period; Pay Out Period Provisions; Death
                  Benefit Period
10...........  Accumulation Period Provisions; Purchase Payments; Accumulation Units; Value of Accumulation Units; Net Investment
                  Factor; Distribution of Contracts
11...........  Withdrawals; Restrictions under the Texas Optional Retirement Program; Accumulation Period Provisions; Purchase
                  Payments; Other Contract Provisions; Ten Day Right to Review
12...........  Federal Tax Matters; Introduction; Taxation of Annuities in General; Diversification Requirements; Qualified
                  Retirement Plans; Appendix G:  Qualified Plan Types
13...........  Legal Proceedings
14...........  Statement of Additional Information - Table of Contents

Part B ......  Caption in Statement of Additional Information

15...........  Cover Page
16...........  Table of Contents
17...........  General Information and History.
18...........  Services-Independent Auditors, Services-Servicing Agent
19...........  Not Applicable
20...........  Services - Principal Underwriter
21...........  Performance Data
22...........  Not Applicable
23...........  Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                                    VERSION A
                           (Venture Variable Annuity)
                          (currently issued contracts)

                                                    Prospectus dated May 1, 2006

                             (JOHN HANCOCK(R) LOGO)
                             JOHN HANCOCK ANNUITIES

                            Venture Variable Annuity


This Prospectus describes interests in VENTURE flexible Purchase Payment deferred combination fixed and variable annuity contracts (singly, a "Contract" and collectively, the "Contracts") issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. Unless otherwise specified, "we," "us," "our," or a "Company" refers to the applicable issuing Company of a Contract. You, the Contract Owner, should refer to the first page of your Venture variable annuity Contract for the name of your issuing Company.



VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity benefit payments according to the investment performance of applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Sub-Account invests in one of the following Funds of John Hancock Trust that corresponds to a Variable Investment Option that we make available on the date of this Prospectus. We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund:



AIM CAPITAL MANAGEMENT, INC.
   Mid Cap Core Trust
CAPITAL GUARDIAN TRUST COMPANY
   Income & Value Trust
   U.S. Large Cap Trust
CAPITAL RESEARCH AND MANAGEMENT COMPANY
   American Bond Trust
   American Growth Trust
   American Growth-Income Trust
   American International Trust
DAVIS SELECTED ADVISERS, L.P.
   Financial Services Trust
   Fundamental Value Trust
DEUTSCHE ASSET MANAGEMENT, INC.
   Real Estate Securities Trust
GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
   International Core Trust
JENNISON ASSOCIATES LLC
   Capital Appreciation Trust
LEGG MASON CAPITAL MANAGEMENT, INC.
   Core Equity Trust
MARSICO CAPITAL MANAGEMENT, LLC
   International Opportunities Trust
MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
   Index Allocation Trust
   Lifestyle Aggressive Trust
   Lifestyle Balanced Trust
   Lifestyle Conservative Trust
   Lifestyle Growth Trust
   Lifestyle Moderate Trust
   Money Market Trust
   Pacific Rim Trust
MUNDER CAPITAL MANAGEMENT
   Small Cap Opportunities Trust
PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   Global Bond Trust
   Total Return Trust
PZENA INVESTMENT MANAGEMENT, LLC
   Classic Value Trust
T. ROWE PRICE ASSOCIATES, INC.
   Blue Chip Growth Trust
   Equity-Income Trust
   Health Sciences Trust
   Science & Technology Trust
   Small Company Value Trust
TEMPLETON INVESTMENT COUNSEL, LLC
   International Small Cap Trust
   International Value Trust
UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
   Global Allocation Trust
VAN KAMPEN
   Value Trust
WELLINGTON MANAGEMENT COMPANY, LLP
   Investment Quality Bond Trust
   Mid Cap Stock Trust
   Natural Resources Trust
   Small Cap Growth Trust
   Small Cap Value Trust
WESTERN ASSET MANAGEMENT COMPANY
   High Yield Trust
   Strategic Bond Trust
   U.S. Government Securities Trust


CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE INVESTMENT OPTIONS THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


If you purchase a John Hancock New York Contract, you may elect a "PAYMENT ENHANCEMENT" feature for an extra fee. If you do, John Hancock New York will add a Payment Enhancement of at least 4% of each Purchase Payment that you make under your Contract. Expenses (including withdrawal charges) for a Contract which has a Payment Enhancement may be higher (or for a longer time period) than the expenses for a Contract which does not have a Payment Enhancement. The amount of the Payment Enhancement may, over time, be more than offset by the additional fees and charges associated with the Payment Enhancement.


                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


    ANNUITIES SERVICE CENTER                             MAILING ADDRESS
       601 Congress Street                            Post Office Box 55230
Boston, Massachusetts 02210-2805                Boston, Massachusetts 02205-5230
(617) 663-3000 or (800) 344-1029                  www.johnhancockannuities.com


                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK


    ANNUITIES SERVICE CENTER                             MAILING ADDRESS
       601 Congress Street                            Post Office Box 55013
Boston, Massachusetts 02210-2805                Boston, Massachusetts 02205-5013
(877) 391-3748 or (800) 551-2078                   www.johnhancocknewyork.com

                                Table of Contents



GLOSSARY OF SPECIAL TERMS.................................................     1
OVERVIEW..................................................................     3
FEE TABLES................................................................     7
   EXAMPLES...............................................................     9
GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS.........    12
   THE COMPANIES..........................................................    12
   THE SEPARATE ACCOUNTS..................................................    13
   THE FUNDS..............................................................    13
   VOTING INTEREST........................................................    18
DESCRIPTION OF THE CONTRACT...............................................    19
   ELIGIBLE PLANS.........................................................    19
   ACCUMULATION PERIOD PROVISIONS.........................................    19
      Purchase Payments...................................................    19
      Accumulation Units..................................................    19
      Value of Accumulation Units.........................................    20
      Net Investment Factor...............................................    20
      Transfers Among Investment Options..................................    20
      Maximum Number of Investment Options................................    21
      Telephone and Electronic Transactions...............................    21
      Special Transfer Services-Dollar Cost Averaging.....................    22
      Special Transfer Services-Asset Rebalancing Program.................    22
      Withdrawals.........................................................    23
      Special Withdrawal Services-The Income Plan.........................    23
      Death Benefit During Accumulation Period............................    23
   PAY-OUT PERIOD PROVISIONS..............................................    25
      General.............................................................    25
      Annuity Options.....................................................    25
      Determination of Amount of the First Variable
         Annuity Benefit Payment..........................................    26
      Annuity Units and the Determination of Subsequent Variable
         Annuity Benefit Payments.........................................    26
      Transfers During Pay-out Period.....................................    27
      Death Benefit During Pay-out Period.................................    27
   OTHER CONTRACT PROVISIONS..............................................    27
      Right to Review.....................................................    27
      Ownership...........................................................    28
      Annuitant...........................................................    28
      Beneficiary.........................................................    28
      Modification........................................................    28
      Our Approval........................................................    29
      Misstatement and Proof of Age, Sex or Survival......................    29
   FIXED INVESTMENT OPTIONS...............................................    29
   OPTIONAL BENEFITS......................................................    30
      Principal Plus for Life.............................................    30
      Annual Step Death Benefit...........................................    38
      Payment Enhancement.................................................    38
CHARGES AND DEDUCTIONS....................................................    40
   WITHDRAWAL CHARGES.....................................................    40
      Waiver of Applicable Withdrawal Charge - Confinement to Eligible
         Nursing Home.....................................................    41
   ANNUAL CONTRACT FEE....................................................    41
   ASSET-BASED CHARGES....................................................    41
      Daily Administration Fee............................................    42
      Mortality and Expense Risks Fee.....................................    42
   REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS.....................    42
   PREMIUM TAXES..........................................................    43
FEDERAL TAX MATTERS.......................................................    44
   INTRODUCTION...........................................................    44
   OUR TAX STATUS.........................................................    44
   SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS...........................    44
   NON-QUALIFIED CONTRACTS................................................    44
      Undistributed Gains.................................................    44
      Taxation of Annuity Payments........................................    45
      Surrenders, Withdrawals and Death Benefits..........................    45
      Taxation of Death Benefit Proceeds..................................    45
      Penalty Tax on Premature Distributions..............................    46
      Puerto Rico Non-Qualified Contracts.................................    46
      Diversification Requirements........................................    46
   QUALIFIED CONTRACTS....................................................    47
      Penalty Tax on Premature Distributions..............................    47
      Tax-Free Rollovers..................................................    48
      Loans...............................................................    48
      Puerto Rico Contracts Issued to Fund Retirement Plans...............    49
   SEE YOUR OWN TAX ADVISER...............................................    49
GENERAL MATTERS...........................................................    50
   ASSET ALLOCATION SERVICES..............................................    50
   RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM...............    50
   DISTRIBUTION OF CONTRACTS..............................................    50
      Standard Compensation...............................................    50
      Additional Compensation and Revenue Sharing.........................    51
      Differential Compensation...........................................    51
   CONFIRMATION STATEMENTS................................................    51
   REINSURANCE ARRANGEMENTS...............................................    51
APPENDIX A: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE..................   A-1
APPENDIX B: PRINCIPAL PLUS FOR LIFE EXAMPLES..............................   B-1
APPENDIX C: QUALIFIED PLAN TYPES..........................................   C-1
APPENDIX D: JOHN HANCOCK USA EXCHANGE PROGRAM.............................   D-1

We provide additional information about the Contracts and the Separate Accounts in Statements of Additional Information, dated the same date as this Prospectus, which we filed with the SEC and incorporate herein by reference. You may obtain the Statement of Additional Information applicable to your Contract without charge by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.



JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
Statement of Additional Information
Table of Contents



General Information and History...........................................     3
Accumulation Unit Value Tables............................................     3
Services..................................................................     3
   Independent Auditors...................................................     3
   Servicing Agent........................................................     3
   Principal Underwriter..................................................     3
   Special Compensation and Reimbursement Arrangements....................     4
Appendix A: Audited Financial Statements..................................   A-1



JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A Statement of Additional Information
Table of Contents



General Information and History...........................................     3
Accumulation Unit Value Tables............................................     3
Services..................................................................     3
   Independent Auditors...................................................     3
   Servicing Agent........................................................     3
   Principal Underwriter..................................................     3
   Special Compensation and Reimbursement Arrangements....................     4
Appendix A: Audited Financial Statements..................................   A-1

                            Glossary of Special Terms



The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.



ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.



ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant", the second person named is referred to as "co-Annuitant". The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant". The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.



ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 601 Congress St. Boston, MA 02210-2805.



ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity benefit payments made by us.



ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity benefit payments.



BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.



BUSINESS DAY: Any day on which the New York Stock Exchange is open for business.



CODE: The Internal Revenue Code of 1986, as amended.



COMPANY: John Hancock USA or John Hancock New York.



CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.



CONTRACT: The variable annuity contract offered by this Prospectus.



CONTRACT ANNIVERSARY: The anniversary of the Contract Date.



CONTRACT DATE: The date of issue of the Contract.



CONTRACT VALUE: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.



CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.



DEBT: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.



FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.



FIXED INVESTMENT OPTION: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.



FUND: A series of a registered open-end investment management company which corresponds to a Variable Investment Option.



GENERAL ACCOUNT: All of a Company's assets, other than assets in its Separate Account and any other separate accounts it may maintain.



INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners.



JOHN HANCOCK NEW YORK: John Hancock Life Insurance Company of New York.



JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).



LOAN ACCOUNT: The portion of our General Account that we use for collateral for a loan under certain Qualified Contracts.



MATURITY DATE: The date on which the Pay-out Period commences and we begin to make annuity benefit payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.



NON-QUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.



OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you". The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.



PAY-OUT PERIOD: The period when we make annuity benefit payments to you following the Maturity Date.



PROSPECTUS: This Prospectus that describes interests in the Contract.



PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.



QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.



QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.



RIDER: An optional benefit that you may elect for an additional charge.



SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.



SUB-ACCOUNT: A Sub-Account of a Separate Account. Each Sub-Account invests in shares of a specific Fund.



UNPAID LOANS: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.



VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.



VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Fund.

                                    Overview



This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.



Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchase a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.


WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?


The Contract is a flexible Purchase Payment deferred combination fixed and variable annuity contract between you and a Company. "Deferred payment" means payments by a Company begin on a future date under the Contract. "Variable" means your investment amounts in the Contract may increase or decrease in value daily based upon your investment choices. The Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis.



WHO IS ISSUING MY CONTRACT?



Your Contract provides the name of the Company that issues your Contract. In general, John Hancock USA may issue the Contract in any jurisdiction except New York. John Hancock New York issues the Contract only in New York. Each Company sponsors its own Separate Account.


WHAT ARE SOME BENEFITS OF THE CONTRACT?


The Contract offers tax-deferred treatment of earnings, a death benefit and an optional death benefit, an optional guaranteed minimum withdrawal benefit, and annuity benefit payments.



In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. WHEN YOU PURCHASE A CONTRACT FOR ANY TAX-QUALIFIED RETIREMENT PLAN, THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRED TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE PLAN. CONSEQUENTLY, YOU SHOULD PURCHASE A CONTRACT FOR A QUALIFIED PLAN ONLY ON THE BASIS OF OTHER BENEFITS OFFERED BY THE CONTRACT. THESE BENEFITS MAY INCLUDE LIFETIME INCOME PAYMENTS, PROTECTION THROUGH LIVING AND DEATH BENEFITS, AND GUARANTEED FEES.



We will pay a death benefit to your Beneficiary if you die during the Accumulation Period, which is described in this Prospectus under "Death Benefit During Accumulation Period". For an additional fee, you may elect an optional death benefit called the "Annual Step Death Benefit". The Contract also offers an optional, guaranteed minimum withdrawal benefit called "Principal Plus for Life" for an additional fee. We provide more information about these benefits under the section, "Optional Benefits".



We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity benefit payments will begin on the Maturity Date. You select the Maturity Date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the Annuitant.


HOW DOES THE CONTRACT WORK?


Under the Contract, you make one or more Purchase Payments to a Company for a period of time, known as the Accumulation Period. Later, beginning on the Contract's Maturity Date, that Company makes one or more annuity benefit payments under the Contract, known as the Pay-out Period. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments during the Pay-out Period may either be variable or fixed, depending upon your investment choices.


HOW CAN I INVEST MONEY IN THE CONTRACT?


We use the term Purchase Payment to refer to the investments you make in the Contract. The table below shows the required minimum amount for the initial Purchase Payment. The table also shows the required minimum amount for subsequent Purchase Payments. Generally, you may make additional Purchase Payments at any time.



   TYPE OF       MINIMUM INITIAL   MINIMUM SUBSEQUENT
   CONTRACT     PURCHASE PAYMENT    PURCHASE PAYMENT
-------------   ----------------   -----------------
Non-Qualified        $5,000                $30
  Qualified          $2,000                $30

If you purchase a John Hancock New York Contract with the optional Payment Enhancement feature, the minimum initial Purchase Payment is $10,000.

If a Purchase Payment causes your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment.

WHAT ARE MY INVESTMENT CHOICES?


There are two main types of Investment Options: Variable Investment Options and Fixed Investment Options.



VARIABLE INVESTMENT OPTIONS. You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Fund. The Fund prospectus contains a full description of a Fund. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in a Fund directly and reinvested all Fund dividends and distributions in additional shares. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments will depend upon the investment performance of the underlying Fund of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.



Allocating assets only to one or a small number of the Variable Investment Options (other than the Lifestyle or Index Allocation Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related businesses, including internet-related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.



FIXED INVESTMENT OPTIONS. Currently, we do not make any Fixed Investment Options available, other than a DCA Fixed Investment Option. If available, Fixed Investment Options will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to your Investment Account for the term of any guarantee period we may make available.


HOW CAN I CHANGE MY INVESTMENT CHOICES?


ALLOCATION OF PURCHASE PAYMENTS. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time.



TRANSFERS AMONG INVESTMENT OPTIONS. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in the section entitled "Transfers Among Investment Options". During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period." However, during the Pay-out Period, you may not transfer from a Variable Investment Option to a Fixed Investment Option, or from a Fixed Investment Option to a Variable Investment Option.



The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Fund to increased Fund transaction costs (affecting the value of the shares) and/or disruption to the corresponding Fund manager's ability to effectively manage such corresponding Fund, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.


CAN I TAKE OUT ANY OF MY MONEY?


During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we will treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax.

WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY I BUY UNDER THE CONTRACT?

For the additional charge shown in the Fee Tables, you may elect a Rider offering optional benefits. The following Riders are available under the Contract. The availability of the Riders may vary by state. For additional information on these Riders, please see the section entitled "Optional Benefits".


1) PRINCIPAL PLUS FOR LIFE



We designed the Principal Plus for Life benefit to guarantee the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a Guaranteed Withdrawal Amount each year. The initial Guaranteed Withdrawal Amount equals 5% of a "Guaranteed Withdrawal Balance". The initial Guaranteed Withdrawal Balance equals your initial Purchase Payment for the Contract, up to a $5 million maximum. You can withdraw the Guaranteed Withdrawal Amount each year until the Guaranteed Withdrawal Balance is depleted to zero. In addition, after you attain age 65, we will calculate a "Lifetime Income Amount". If you subsequently limit your annual withdrawals to the Lifetime Income Amount, we will make the Lifetime Income Amount benefit available to you for as long as you live, even after you have recovered your investments in the Contract, and even after your Contract Value reduces to zero.



THE LIFETIME INCOME AMOUNT WILL EQUAL THE GUARANTEED WITHDRAWAL AMOUNT IF YOU DO NOT TAKE ANY WITHDRAWALS UNTIL YOUR AGE 65 CONTRACT ANNIVERSARY (I.E., THE CONTRACT ANNIVERSARY ON OR NEXT FOLLOWING YOUR 65TH BIRTHDAY), OR IF YOU PURCHASE A CONTRACT AFTER YOU ATTAIN AGE 65. IF YOU PURCHASE A CONTRACT FOR TWO OR MORE OWNERS, THE LIFETIME INCOME AMOUNT APPLIES ONLY TO THE LIFE OF THE OLDEST OWNER.



Under Principal Plus for Life, you choose how much Contract Value to withdraw at any time. If your withdrawals (including any applicable withdrawal charges) exceed the Guaranteed Withdrawal Amount in any year, we may reduce the Guaranteed Withdrawal Amount that we guarantee for future withdrawals. Similarly, we may reduce the Lifetime Income Amount that we guarantee for future lifetime benefit payments if your withdrawals (including any applicable withdrawal charges) exceed the Lifetime Income Amount in any year after you attain age 65. We will pay withdrawal benefits automatically in certain circumstances that we describe in the "Optional Benefits - Principal Plus for Life" section of the Prospectus.



YOU COULD LOSE BENEFITS IF YOUR ANNUAL WITHDRAWALS EXCEED THE GUARANTEED WITHDRAWAL AMOUNT OR LIFETIME INCOME AMOUNT. THE LIFETIME INCOME AMOUNT MAY BE LESS THAN THE GUARANTEED WITHDRAWAL AMOUNT IF YOU TAKE ANY WITHDRAWALS BEFORE YOUR AGE 65 CONTRACT ANNIVERSARY. YOU WILL LOSE THE LIFETIME INCOME AMOUNT IF YOUR WITHDRAWALS BEFORE THE AGE 65 CONTRACT ANNIVERSARY DEPLETE YOUR CONTRACT VALUE AND ANY REMAINING GUARANTEED WITHDRAWAL BALANCE TO ZERO.



We reduce the Guaranteed Withdrawal Balance each time you take a withdrawal. On the Contract Anniversary on or after you reach 65, or if you are 65 or older at the time of purchase, the Lifetime Income Amount will equal 5% of the Guaranteed Withdrawal Balance at that time. We will increase the Guaranteed Withdrawal Balance by a Bonus if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, we may also increase or "Step-Up" the Guaranteed Withdrawal Balance on certain dates. You may also increase the amounts we guarantee by making additional Purchase Payments that we accept. WE IMPOSE SPECIAL LIMITS ON ADDING PURCHASE PAYMENTS AFTER THE INITIAL PURCHASE PAYMENT FOR CONTRACTS ISSUED WITH PRINCIPAL PLUS FOR LIFE.



IF YOU ELECT TO PURCHASE PRINCIPAL PLUS FOR LIFE, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE FOR THIS BENEFIT. WE ALSO RESERVE THE RIGHT TO IMPOSE ADDITIONAL RESTRICTIONS ON INVESTMENT OPTIONS AT ANY TIME. If we do impose additional restrictions, any amounts you allocated to a permitted Investment Option will not be affected by the restriction as long as it remains in that Investment Option (We describe the currently available Investment Options for Contracts issued with Principal Plus for Life in the "Optional Benefits" section of this Prospectus.)



Principal Plus for Life is available only at Contract issue and cannot be revoked once elected. Principal Plus for Life is not available if you are over age 80.



2) ANNUAL STEP DEATH BENEFIT



Under the Annual Step Death Benefit Rider, we guarantee a minimum death benefit up to the Maturity Date based on the Contract's highest "Anniversary Value" that may be achieved before you (or any joint Owner) reach 81 years old. The Annual Step Death Benefit is available only at Contract issue and cannot be revoked once elected. You may not purchase the Annual Step Death Benefit Rider, however, if you (or any joint Owner) are over age 80.



3) PAYMENT ENHANCEMENT (Only available in New York)



Under this Rider, John Hancock New York will credit a Payment Enhancement equal to 4% of the Purchase Payment and allocate it among Investment Options in the same proportions as your Purchase Payments. John Hancock New York Contracts with this feature will be subject to a higher withdrawal charge and for a longer period of time. The Payment Enhancement is available only at Contract issue and cannot be revoked once elected. Your initial Purchase Payment must be at least $10,000 to elect the Payment Enhancement.

WHAT CHARGES DO I PAY UNDER THE CONTRACT?


Your Contract has an annual Contract fee of $30. Your Contract also has asset-based charges to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to assets you have in a Fixed Investment Option. We take the deduction proportionally from each of your Variable Investment Options. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options, based on your value in each.



If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date, or if you surrender your Contract, in its entirety, for cash prior to the Maturity Date, we may assess a withdrawal charge. The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables.


WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?


In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:



- full or partial withdrawals (including surrenders and systematic withdrawals);



-    payment of any death benefit proceeds; and


-    periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:


-    the type of the distribution;



-    when the distribution is made;



-    the nature of any Qualified Plan for which the contract is being used; and


-    the circumstances under which the payments are made.


If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.



Special 10% tax penalties apply in many cases to the taxable portion of any distributions taken from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible Purchase Payments you paid or on any earnings under the Contract.



IF YOU ARE PURCHASING THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX-DEFERRAL BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLANS PURCHASE OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.



We provide additional information on taxes in the "Federal Tax Matters" section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.


CAN I RETURN MY CONTRACT?


In most cases, you have the right to cancel your Contract within 10 days (or longer in some states) after you receive it. In most states, you will receive a refund equal to the Contract Value (minus any Unpaid Loans) on the date of cancellation, which may be increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract is issued as an "IRA", you will receive a refund of any Purchase Payments you made. The date of cancellation is the date we receive the Contract.


WILL I RECEIVE A CONFIRMATION STATEMENT?


We will send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                   Fee Tables



The following tables describe the fees and expenses that you will pay when buying, owning and surrendering a Venture Contract. These fees are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Total Annual Fund Operating Expenses" are described in detail in the Fund prospectus. Unless otherwise shown, the tables below show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).


THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.


                     CONTRACT OWNER TRANSACTION EXPENSES(A)



                                JOHN HANCOCK USA



MAXIMUM WITHDRAWAL CHARGE(B)
(as percentage of Purchase Payments)
------------------------------------
First Year                               6%
Second Year                              6%
Third Year                               5%
Fourth Year                              5%
Fifth Year                               4%
Sixth Year                               3%
Seventh Year                             2%
Thereafter                               0%

TRANSFER FEE(C)
Maximum Fee                            $25
Current Fee                            $ 0



                              JOHN HANCOCK NEW YORK



MAXIMUM WITHDRAWAL CHARGE(B)
(as percentage of Purchase Payments)   WITHOUT PAYMENT ENHANCEMENT   WITH PAYMENT ENHANCEMENT
------------------------------------   ---------------------------   ------------------------
First Year                                           6%                          8%
Second Year                                          6%                          8%
Third Year                                           5%                          7%
Fourth Year                                          5%                          7%
Fifth Year                                           4%                          5%
Sixth Year                                           3%                          4%
Seventh Year                                         2%                          3%
Eighth Year                                          0%                          1%
Thereafter                                           0%                          0%

TRANSFER FEE(C)
Maximum Fee                                        $25                         $25
Current Fee                                        $ 0                         $ 0



(A) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment (See "General Matters - Premium Taxes").



(B) This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of each Purchase Payment.


(C) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL FUND OPERATING EXPENSES.


               PERIODIC FEES AND EXPENSES OTHER THAN FUND EXPENSES



                                                      JOHN HANCOCK USA               JOHN HANCOCK NEW YORK
ANNUAL CONTRACT FEE(A)                                      $30                               $30
----------------------                        -------------------------------   -------------------------------
ANNUAL SEPARATE ACCOUNT EXPENSES(B)           CONTRACT YEARS   CONTRACT YEARS   CONTRACT YEARS   CONTRACT YEARS
(as a percentage of average Contract Value)        1-7               8+               1-7              8+
Mortality and Expense Risks Fee                   1.00%            0.85%             1.00%            0.85%
Daily Administration Fee (asset based)            0.15%            0.15%             0.15%            0.15%
                                                  ----             ----              ----             ----
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES            1.15%            1.00%             1.15%            1.00%
(With No Optional Riders Reflected)

OPTIONAL BENEFITS                             CONTRACT YEARS   CONTRACT YEARS   CONTRACT YEARS   CONTRACT YEARS
                                                   1-7               8+               1-7              8+*
FEES DEDUCTED FROM SEPARATE ACCOUNT
Optional Annual Step Death Benefit Fee
Optional Payment Enhancement Fee(C)               0.20%            0.20%             0.20%           0.20%
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES(D)      not offered      not offered          0.35%           0.35%
                                                  1.35%            1.20%             1.70%           1.55%*
                                                                                *If you elect the optional PAYMENT
                                                                                ENHANCEMENT RIDER, Total Annual
                                                                                Separate Account Expenses in CONTRACT
                                                                                YEAR 8 are 1.70% because the Mortality
                                                                                and Expense Risks Fee is 1.00% that
                                                                                Contract Year and 0.85% in Contract
                                                                                Years 9+.

FEES DEDUCTED FROM CONTRACT VALUE
Optional Principal Plus for Life Fee(E)
(as a percentage of Adjusted Guaranteed
Withdrawal Balance)
   Maximum Fee                                             0.75%                                 0.75%
   Current Fee                                             0.40%                                 0.40%



(A) The $30 annual Contract fee will not be assessed prior to the Maturity Date if at the time of it's assessment the Contract Value is greater than or equal to $99,000.



(B) A daily charge reflected as a percentage of the Variable Investment Options unless otherwise noted.



(C) This is a daily charge reflected as a percentage of the Variable Investment Options. Please note that when the optional Payment Enhancement is chosen, the guaranteed rate applicable to any Fixed Investment Options is also reduced by 0.35%.



(D) Amount shown includes the Mortality and Expense Risks Fee, Daily Administration Fee as well as the optional Annual Step Death Benefit and Payment Enhancement Fees, as applicable.



(E) The current charge is 0.40%. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.


THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS.


TOTAL ANNUAL FUND OPERATING EXPENSES                       MINIMUM   MAXIMUM
------------------------------------                       -------   -------
Range of expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 fees, and other
expenses                                                    0.77%     1.42%

EXAMPLES


We provide the following examples that are intended to help you compare the costs of investing in a Contract with the costs of investing in other variable annuity contracts. These costs include Contract Owner expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses. Example 1 pertains to a Contract with the optional benefit Riders shown below. Example 2 pertains to a Contract without optional benefit Riders.



EXAMPLE 1: MAXIMUM FUND OPERATING EXPENSES- CONTRACT WITH OPTIONAL BENEFIT
RIDERS



The following example assumes that you invest $10,000 in a Contract with the optional benefit Riders shown below. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



JOHN HANCOCK USA
PRINCIPAL PLUS FOR LIFE AND ANNUAL STEP DEATH BENEFIT



                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
If you surrender the contract at the end of the
applicable time period:                            $916     $1,585    $2,279    $3,860

If you annuitize, or do not surrender the
contract at the end of the applicable time
period:                                            $363     $1,111    $1,889    $3,860



JOHN HANCOCK NEW YORK
PRINCIPAL PLUS FOR LIFE, ANNUAL STEP DEATH BENEFIT AND PAYMENT ENHANCEMENT



                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
If you surrender the contract at the end of the
applicable time period:                           $1,132    $1,869    $2,534    $4,189

If you annuitize, or do not surrender the
contract at the end of the applicable time
period:                                           $  398    $1,214    $2,056    $4,189



EXAMPLE 2: MINIMUM FUND OPERATING EXPENSES - CONTRACT WITH NO OPTIONAL BENEFIT RIDERS



The next example assumes that you invest $10,000 in a Contract, but with no optional benefit Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



JOHN HANCOCK USA



                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
If you surrender the contract at the end of the
applicable time period:                            $757     $1,112    $1,457    $2,224

If you annuitize, or do not surrender the
contract at the end of the applicable time
period:                                            $199     $  616    $1,057    $2,224



JOHN HANCOCK NEW YORK



                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------   -------   -------   --------
If you surrender the contract at the end of the
applicable time period:                            $757     $1,112    $1,457    $2,224

If you annuitize, or do not surrender the
contract at the end of the applicable time
period:                                            $199     $  616    $1,057    $2,224

THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005, EXCEPT AS STATED BELOW IN THE NOTES THAT FOLLOW THIS TABLE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.



                                                                                                      TOTAL FUND
                                                               MANAGEMENT      12B-1        OTHER       ANNUAL
                                                                  FEES          FEES      EXPENSES     EXPENSES
                                                               ----------   -----------   --------   -----------
                                                                            (Series II)              (Series II)
JOHN HANCOCK TRUST (SERIES II):
   American Bond Trust (See Notes 1, 2 and 3.)                    0.43%        0.75%        0.04%       1.22%
   American Growth Trust (See Notes 1 and 3.)                     0.33%        0.75%        0.04%       1.12%
   American Growth-Income Trust (See Notes 1 and 3.)              0.28%        0.75%        0.05%       1.08%
   American International Trust (See Notes 1 and 3.)              0.52%        0.75%        0.08%       1.35%
   Blue Chip Growth Trust (See Notes 1, 2 and 4.)                 0.81%        0.25%        0.07%       1.13%
   Capital Appreciation Trust (See Notes 1 and 2.)                0.81%        0.25%        0.05%       1.11%
   Classic Value Trust (See Note 2.)                              0.80%        0.25%        0.24%       1.29%
   Core Bond Trust (See Notes 1 and 5.)                           0.67%        0.25%        0.07%       0.99%
   Core Equity Trust (See Notes 1 and 2.)                         0.79%        0.25%        0.06%       1.10%
   Equity-Income (See Notes 1, 2 and 4.)                          0.81%        0.25%        0.05%       1.11%
   Financial Services Trust (See Notes 1, 2 and 6.)               0.82%        0.25%        0.09%       1.16%
   Fundamental Value Trust (See Notes 1, 2 and 6.)                0.77%        0.25%        0.05%       1.07%
   Global Allocation Trust (See Notes 1 and 2.)                   0.85%        0.25%        0.19%       1.29%
   Global Bond Trust (See Note 2.)                                0.70%        0.25%        0.12%       1.07%
   Health Sciences Trust (See Notes 1, 2 and 4.)                  1.05%        0.25%        0.12%       1.42%
   High Yield Trust (See Notes 1 and 2.)                          0.66%        0.25%        0.07%       0.98%
   Income & Value Trust (See Note 2.)                             0.79%        0.25%        0.08%       1.12%
   Index Allocation Trust (See Notes 1, 2 and 7.)                 0.05%        0.25%        0.50%       0.80%
   International Opportunities Trust (See Notes 1, 2 and 4.)      0.90%        0.25%        0.06%       1.21%
   International Small Cap Trust (See Notes 1 and 2.)             0.92%        0.25%        0.21%       1.38%
   International Value Trust (See Notes 1, 2 and 8.)              0.82%        0.25%        0.19%       1.26%
   Investment Quality Bond Trust (See Notes 1 and 2.)             0.60%        0.25%        0.09%       0.94%
   Lifestyle Aggressive Trust (See Notes 1 and 9.)                0.05%        0.25%        0.95%       1.25%
   Lifestyle Balanced Trust (See Notes 1 and 9.)                  0.05%        0.25%        0.86%       1.16%
   Lifestyle Conservative Trust (See Notes 1 and 9.)              0.05%        0.25%        0.78%       1.08%
   Lifestyle Growth Trust (See Notes 1 and 9.)                    0.05%        0.25%        0.89%       1.19%
   Lifestyle Moderate Trust (See Notes 1 and 9.)                  0.05%        0.25%        0.81%       1.11%
   Mid Cap Core Trust (See Note 2.)                               0.87%        0.25%        0.08%       1.20%
   Mid Cap Stock Trust (See Notes 1 and 2.)                       0.84%        0.25%        0.08%       1.17%
   Money Market Trust (See Notes 1 and 2.)                        0.48%        0.25%        0.04%       0.77%
   Natural Resources Trust (See Notes 1 and 2.)                   1.00%        0.25%        0.07%       1.32%
   Pacific Rim Trust (See Notes 1 and 2.)                         0.80%        0.25%        0.24%       1.29%
   Real Estate Securities Trust (See Notes 1 and 2.)              0.70%        0.25%        0.06%       1.01%
   Science & Technology Trust (See Notes 1, 2 and 4.)             1.05%        0.25%        0.07%       1.37%
   Small Cap Growth Trust (See Notes 1, 2 and 3.)                 1.07%        0.25%        0.06%       1.38%
   Small Cap Opportunities Trust (See Notes 1 and 2.)             0.99%        0.25%        0.08%       1.32%
   Small Cap Value Trust (See Notes 1 and 10.)                    1.07%        0.25%        0.05%       1.37%
   Small Company Value Trust (See Notes 1 and 2.)                 1.03%        0.25%        0.05%       1.33%
   Strategic Bond Trust (See Notes 1 and 2.)                      0.67%        0.25%        0.08%       1.00%
   Total Return Trust (See Note 2.)                               0.70%        0.25%        0.07%       1.02%
   U.S. Government Securities Trust (See Notes 1 and 2.)          0.59%        0.25%        0.07%       0.91%
   U.S. Large Cap Trust (See Notes 1 and 2.)                      0.83%        0.25%        0.06%       1.14%
   Value Trust (See Notes 1 and 2.)                               0.74%        0.25%        0.06%       1.05%



NOTES TO FUND EXPENSE TABLE:



1. The management fee shown for this Fund reflects the method of calculating the advisory fee that became effective during October, 2005 and assumes these changes were in effect for the year ended December 31, 2005. Under this method, the applicable portion of the Fund's aggregate net assets are combined with the applicable portions of one or more other funds having the same subadviser for the purpose of determining advisory fee break points.



2. The amounts shown for this Fund reflect the advisory fee rates and the rates for Rule 12b-1 fees that became effective April 29, 2005. Expenses shown in the table assume these changes were in effect for the year ended December 31, 2005.

3. Amounts shown reflect the aggregate annual operating expenses of this Fund and its corresponding master fund. During the year ended December 31, 2005, Capital Research Management Company (the adviser to the corresponding master fund for this Fund) voluntarily reduced investment advisory fees to rates provided by an amended agreement effective April 1, 2004. If this fee waiver had been reflected, the management fee shown for the American Bond, American Growth-Income, American Growth and American International Funds would be 0.39%, 0.30%, 0.25% and 0.47%, respectively, and the Total Fund Annual Expenses shown for Series II Class shares of such Funds would be 1.18%, 1.09%, 1.05% and 1.30%, respectively.



4. The subadviser has voluntarily agreed to waive a portion of its subadvisory fee for John Hancock Trust's Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust, Small Company Value Trust, Spectrum Income Trust and Real Estate Equity Trust series. This waiver is based on the combined average daily net assets of these Funds and the following funds of John Hancock Funds II: Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Funds"). Under the voluntary agreement, the subadviser will reduce its fee by 5.00% for the amount of the T. Rowe Funds' combined average daily net assets in excess of $750 million and, effective November 1, 2006, by an additional 2.50% for the amount of the T. Rowe Funds' combined average daily net assets in excess of $1.5 billion. The adviser has also voluntarily agreed to reduce the advisory fee for each Fund by the amount that the subadvisory fee for that Fund is reduced. These voluntary fee waivers may be terminated at any time by the subadviser or the adviser.



5.   This Fund commenced operations on April 29, 2005.



6. The management fee shown reflects the rates of advisory fees for the Financial Services Trust and Fundamental Value Trust that became effective October 14, 2005. Prior to that date, the adviser voluntarily agreed to reduce its advisory fee for the respective Fund to such rates (0.85% of the first $50 million of the respective Fund's average annual net assets; 0.80% of the next $450 million and 0.75% of the respective Fund's average annual net assets over $500 million).



7. The adviser has contractually agreed to reimburse expenses of the Index Allocation Trust that exceed 0.02% of the average annual net assets of the Index Allocation Trust (other than the Rule 12b-1 fees, class specific expenses (such as blue sky and transfer agency fees) and expenses of underlying funds in which it invests) until May 1, 2007. This reimbursement may be terminated any time after May 1, 2007. If the adviser had not reimbursed such expenses, "Other Expenses" shown for this Fund would have been 0.57%, based on estimates of expenses for the current fiscal year, and Total Fund Annual Expenses shown for Series II Class shares of this Fund would have been 0.87%.



8. Effective December 9, 2003, due to a decrease in the subadvisory fees for the International Value Trust, the adviser voluntarily agreed to waive its advisory fees so that the amount retained by the adviser after payment of the subadvisory fees for each such Fund does not exceed 0.35% (0.45% effective April 29, 2005) of the Fund's average net assets. For the year ended December 31, 2005, the effective annual advisory fee for the International Value Trust was 0.78%. This voluntary fee waiver may be terminated at any time by the adviser.



9. The management fees and Rule 12b-1 fees shown for this Fund reflect the rates that became effective during March 1, 2005 and assume these rates were in effect for the year ended December 31, 2005. Each of the Lifestyle Trusts may invest in other series of the John Hancock Trust (the "Underlying Portfolios"), with certain exceptions (John Hancock Trust's American Bond Trust, American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, Absolute Return Trust and the Index Allocation Trust series). The annual expense ratios for the permitted Underlying Portfolios range from 0.34% to 1.35%. "Other Expenses" shown in the table reflect the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust.



10. This Fund commenced operations on April 29, 2005. "Other Expenses" shown in the table for this Fund are based on estimates for the current fiscal year.



LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of our respective Separate Account may be found in the Statement of Additional Information.

        General Information about Us, the Separate Accounts and the Funds

THE COMPANIES

We are subsidiaries of Manulife Financial Corporation.


Your Contract is issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.



John Hancock USA, formerly known as "The Manufacturers Life Insurance Company (U.S.A.)," is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.



John Hancock New York, formerly known as "The Manufacturers Life Insurance Company of New York," is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. John Hancock New York also has an Annuities Service Center at 601 Congress Street, Boston, Massachusetts 02210-2805.



The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.


John Hancock USA and John Hancock New York have received the following ratings from independent rating agencies:


A++                 Superior companies have a very strong ability to meet their
A.M. Best           obligations; 1st category of 16

AA+                 Very strong capacity to meet policyholder and contract
Fitch               obligations; 2nd category of 24

AA+                 Very strong financial security characteristics; 2nd category of
Standard & Poor's   21


John Hancock USA has also received the following rating from Moody's:


Aa2                 Excellent in financial strength; 3rd
Moody's             category of 21


These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's and John Hancock New York's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.


With respect to the fixed portion of the Contracts issued by John Hancock USA, The Manufacturers Life Insurance Company unconditionally guarantees to make funds available to John Hancock USA for the timely payment of contractual claims under certain John Hancock USA fixed annuity contracts pursuant to a Guarantee Agreement dated March 31, 1996. The guarantee may be terminated by The Manufacturers Life Insurance Company upon notice to John Hancock USA. Termination will not affect The Manufacturers Life Insurance Company's continuing liability with respect to all fixed annuity contracts and Fixed Investment Options issued by John Hancock USA prior to the termination of the guarantee except if:



- the liability to pay contractual claims under the contracts is assumed by another insurer; or


- we are sold and the buyer's guarantee is substituted for The Manufacturers Life Insurance Company's guarantee.

THE SEPARATE ACCOUNTS

We use our Separate Accounts to support the Variable Investment Options you choose.


You do not invest directly in the Funds made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through one of our Separate Accounts. We hold the Fund's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Fund) of the applicable Separate Account. A Separate Account's assets (including the Fund's shares) belong to the Company that maintains that Separate Account.



For Contracts issued by John Hancock USA, we purchase and hold Fund shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H. John Hancock USA, then known as The Manufacturers Life Insurance Company (U.S.A.), became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a separate account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.



For Contracts issued by John Hancock New York, we purchase and hold Fund shares in John Hancock Life Insurance Company of New York Separate Account A. John Hancock New York established this Separate Account on March 4, 1992 as a separate account under the laws of New York.



The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company's other income, gains, or losses. Nevertheless, all obligations arising under a Company's Contracts are general corporate obligations of that Company. Assets of a Separate Accounts may not be charged with liabilities arising out of any of the respective Company's business.



We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.


We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE FUNDS


When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Account and it invests in shares of a corresponding Fund of John Hancock Trust.



THE FUNDS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Funds also may be available through participation in certain qualified pension or retirement plans.


The Funds' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE FUNDS HELD IN OUR SEPARATE ACCOUNT.


The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2005, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Funds are not fixed or specified under the terms of the contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Variable Investment Options you select.



The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.



If shares of a Fund are no longer available for investment or in our judgment investment in a Fund becomes inappropriate, we may eliminate the shares of a Fund and substitute shares of another Fund, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).



The Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Fund's assets and paid for the services we or our affiliates provide to that Fund. In addition, compensation payments of up to 0.40% of assets may be made by a Fund's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Funds of the John Hancock Trust for the marketing support services it provides (see "Distribution of Contracts"). Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.



Each of the John Hancock Trust's Index Allocation, Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") are "fund-of funds" that invest in other underlying funds. The prospectus for each of the JHT Funds of Funds contains a description of the underlying funds for the Fund, and associated investment risks.



Each of the John Hancock Trust's American Blue Chip Income and Growth, American Bond, American Growth-Income, American Growth, and American International Funds ("JHT American Funds") invests in Series 2 shares of the corresponding investment portfolio of a "master" fund and are subject to an additional 0.25% 12b-1 fee. The JHT American Funds operate as "feeder funds," which means that the Fund does not buy investment securities directly. Instead, it invests in a corresponding "master fund" which in turn purchases investment securities. Each of the JHT American Funds has the same investment objective and limitations as its corresponding master fund. The prospectus for the American Fund master funds is included with the prospectuses for the JHT American Funds.



You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Funds that we make available under the Contracts. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE FUNDS THAT ARE OPERATED AS "FEEDER FUNDS"), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.



                               JOHN HANCOCK TRUST
                  (We show the Fund's manager (i.e. subadviser)
                       in bold above the name of the Fund)



AIM CAPITAL MANAGEMENT, INC.
   Mid Cap Core Trust                               Seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.

CAPITAL GUARDIAN TRUST COMPANY
   Income & Value Trust                             Seeks the balanced accomplishment of (a) conservation of principal and (b)
                                                    long-term growth of capital and income by investing the Fund's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

   U.S. Large Cap Trust                             Seeks long-term growth of capital and income by investing the Fund's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

CAPITAL RESEARCH AND MANAGEMENT COMPANY (Adviser to the American Fund Insurance Series)
   American Bond Trust                              Invests all of its assets in Class 2 shares of the Bond Trust, a series of
                                                    American Fund Insurance Series (master fund). The Bond Trust seeks to maximize current income and preserve capital by normally investing 80% of its assets in bonds, (at least 65% in investment grade debt securities and up to 35% in so-called "junk bonds"), the issuers of which may be domiciled outside the
                                                    United States.

   American Growth Trust                            Invests all of its assets in Class 2 shares of the Growth Fund, a series of
                                                    American Fund Insurance Series. The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

   American Growth-Income Trust                     Invests all of its assets in Class 2 shares of the Growth-Income Fund, a series of American Fund Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

   American International                           Invests all of its assets in Class 2 shares of the International Fund, a series
   Trust                                            of American Fund Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.

DAVIS SELECTED ADVISERS, L.P.
   Financial Services Trust                         Seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50%
                                                    of its revenues are derived from its provision of financial services.

   Fundamental Value Trust                          Seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The Fund may also invest in U.S. companies with smaller capitalizations.

DEUTSCHE ASSET MANAGEMENT, INC.
   Real Estate Securities Trust                     Seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate companies.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
   International Core Trust                         Seeks long-term growth of capital by investing in stocks and other securities
   (formerly International                          with equity characteristics of companies located in the developed countries that
   Stock Trust)                                     make up the MSCI EAFE Index.

JENNISON ASSOCIATES LLC
   Capital Appreciation Trust                       Seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium-to-large capitalization companies.

LEGG MASON CAPITAL MANAGEMENT, INC.
   Core Equity Trust                                Seeks long-term capital growth by investing, under normal market conditions, primarily in equity securities that, in the subadviser's opinion, offer the potential for capital growth. The subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value.

MARSICO CAPITAL MANAGEMENT, LLC
   International Opportunities Trust                Seeks long-term growth of capital by investing, under normal market conditions, at least 65% of its assets in common stocks of foreign companies that are selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world. The Fund normally invests in issuers from at least three different countries not including the U.S. The Fund may invest in common stocks of companies operating in emerging markets.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
   Index Allocation Trust                           Seeks long-term growth of capital with current income also a consideration by investing in a number of other index Funds of John Hancock Trust.

   Lifestyle Aggressive **                          Seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other Funds of the Trust ("Underlying Funds") which invest primarily in equity securities.

   Lifestyle Balanced **                            Seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Funds which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Funds which invest primarily in equity securities.

   Lifestyle Conservative **                        Seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle
                                                    Trust's assets in Underlying Funds which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Funds which invest primarily in equity securities.

   Lifestyle Growth **                              Seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in
                                                    Underlying Funds which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Funds which invest primarily in equity securities.

   Lifestyle Moderate **                            Seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Funds which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Funds which invest primarily in equity securities.

   Money Market Trust                               Seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.

   Pacific Rim Trust                                Seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

MUNDER CAPITAL MANAGEMENT
   Small Cap Opportunities Trust                    Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index*.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   Global Bond Trust                                Seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the Fund's assets primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

   Total Return Trust                               Seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the Fund's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

PZENA INVESTMENT MANAGEMENT, LLC
   Classic Value Trust                              Seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets in domestic equity securities.

T. ROWE PRICE ASSOCIATES, INC.
   Blue Chip Growth Trust                           Seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the
                                                    Fund's total assets in the common stocks of large and medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.

   Equity-Income Trust                              Seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

   Health Sciences Trust                            Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

   Science & Technology Trust                       Seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes)
                                                    in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the Fund's objective.

   Small Company Value Trust                        Seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued.
                                                    Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index* at the time of purchase.

TEMPLETON INVESTMENT COUNSEL, LLC
   International Small Cap Trust                    Seeks capital appreciation by investing primarily in the common stock of companies located outside the U.S. which have total stock market capitalization or annual revenues of $1.5 billion or less ("small company securities").

   International Value Trust                        Seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
   Global Allocation Trust                          Seeks total return, consisting of long-term capital appreciation and current income, by investing in equity and fixed income securities of issuers located within and outside the U.S.

VAN KAMPEN
   Value Trust                                      Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalization of companies in the Russell Midcap Value Index.

WELLINGTON MANAGEMENT COMPANY, LLP
   Investment Quality Bond Trust                    Seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S.
                                                    Government bonds with intermediate to longer term maturities. The Fund may also invest up to 20% of its assets in non-investment grade fixed income securities.

   Mid Cap Stock Trust                              Seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.

   Natural Resources Trust                          Seeks long-term total return by investing, under normal market conditions, primarily in equity and equity-related securities of natural resource-related companies worldwide.

   Small Cap Growth Trust                           Seeks long-term capital appreciation by investing, under normal market conditions, primarily in small-cap companies that are believed to offer above average potential for growth in revenues and earnings.

   Small Cap Value Trust                            Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

WESTERN ASSET MANAGEMENT COMPANY
   High Yield Trust                                 Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

   U.S. Government Securities Trust                 Seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

   Strategic Bond Trust                             Seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the Fund's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the Fund's investment objective.



* Russell 2000(R) is a trademark of Frank Russell Company. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by the Frank Russell Company, nor does Frank Russell Company make any representation regarding the advisability of investing in the Trust.


** Deutsche Asset Management Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited for the Lifestyle Funds.


VOTING INTEREST


You instruct us how to vote Fund shares.


We will vote Fund shares held in a Separate Account at any Fund shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Fund shares that we hold (including our own shares and those we hold in a Separate Account for Contract Owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.



During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Fund for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund.



During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Fund for which voting instructions may be given by dividing the reserve for the Contract allocated to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund. Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity benefit payments. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting.



We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                          Description of the Contract

ELIGIBLE PLANS


The Contract may be used to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "Qualified Retirement Plans"). We also designed the Contract so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.


ACCUMULATION PERIOD PROVISIONS

Purchase Payments

We may impose restrictions on your ability to make initial and subsequent Purchase Payments.


You may make Purchase Payments to us at our Annuities Service Center at any time. The minimum initial Purchase Payment is $5,000 for Non-Qualified Contracts and $2000 for Qualified Contracts. However, if the optional Payment Enhancement is elected (only available in New York), the minimum initial Purchase Payment is $10,000. Subsequent Purchase Payments must be at least $30. All Purchase Payments must be in U.S dollars. We may provide for Purchase Payments to be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the payment.



John Hancock USA may reduce or eliminate the minimum initial Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:



- You purchase your contract through a 1035 exchange or a qualified plan transfer of an existing contract(s) issued by another carrier(s) AND at the time of application, the value of your existing contract(s) meets or exceeds the applicable minimum initial Purchase Payment requirement AND prior to our receipt of such 1035 monies, the value drops below the applicable minimum initial Purchase Payment requirement due to market conditions.



- You purchase more than one new contract and such contracts cannot be combined AND the average initial Purchase Payments for these new contracts is equal to or greater than $50,000.



- You and your spouse each purchase at least one new contract AND the average initial Purchase Payments for the new Contract(s) is equal to or greater than $50,000.



- You purchase multiple contracts issued in conjunction with a written Retirement Savings Plan (either qualified and non-qualified), for the benefit of plan participants AND the Annuitant under each contract is a plan participant AND the average initial Purchase Payment for these new contracts is equal to or greater than $50,000.



- You purchase a contract that will be used within John Hancock USA's Individual 401(k) Program.



- You purchase a new qualified plan contract under an already existing qualified retirement plan AND the plan is currently invested in one or more qualified retirement plan contracts established prior to June 1, 2004.



If permitted by state law, John Hancock USA may cancel a Contract at the end of any TWO consecutive Contract Years in which no Purchase Payments have been made, if both:



- the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and



-    the Contract Value at the end of such two year period is less than $2,000.



Contracts issued by John Hancock New York may be cancelled at the end of any THREE consecutive Contract Years in which no Purchase Payments have been made as described above.



As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Purchase Payment to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "Federal Tax Matters").



You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of subsequent Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described herein).


Accumulation Units


During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of "accumulation units" to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.



We will usually credit initial Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us. We will credit subsequent Purchase Payments on the Business Day they are received at our Annuities Service Center.



We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay proceeds, or apply amounts to an Annuity Option.


Value of Accumulation Units


We measure the value of an Investment Account in accumulation units, which vary in value with the performance of the underlying Fund.



The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Sub-Account at $10 or $12.50 on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying
(i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Fund determines the net asset value of its shares.



We will use a Fund share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:



- your Purchase Payment transaction is complete before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) for that Business Day, or



- we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of the New York Stock Exchange for that Business Day.


Net Investment Factor


The net investment factor is an index used to measure the investment performance of a Sub-Account from one Business Day to the next (the "valuation period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. We determine the net investment factor for each Sub-Account for any valuation period by dividing (a) by (b) and subtracting (c) from the result:


Where (a) is:


- the net asset value per share of a Fund share held in the Sub-Account determined at the end of the current valuation period; plus



- the per share amount of any dividend or capital gain distributions made by the Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current valuation period.



Where (b) is the net asset value per share of a Fund share held in the Sub-Account determined as of the end of the immediately preceding valuation period.



Where (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for Separate Account annual expenses.



Transfers Among Investment Options



During the Accumulation Period, you may transfer amounts among the Variable Investment Options and from those Investment Options to the Fixed Investment Options, subject to the restrictions set forth below.



You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see "Telephone and Electronic Transactions"). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we will transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.



Investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Variable Investment Options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a Variable Investment Option since such activity may expose a variable Investment option's underlying fund to increased fund transaction costs and/or disrupt the fund manager's ability to effectively manage a fund in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.



We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.



To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a Fund are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market investment option even if a Contract Owner reaches the two transfer per month limit if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from that Money Market investment option to another Variable Investment Option. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.


We reserve the right to take other actions to restrict trading, including, but not limited to:


-    restricting the number of transfers made during a defined period;



-    restricting the dollar amount of transfers;



- restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and



-    restricting transfers into and out of certain Sub-Account(s).


In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).


While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.


Maximum Number of Investment Options


We currently do not limit the number of Investment Options to which you may allocate Purchase Payments.


Telephone and Electronic Transactions

We permit you to make certain types of transactions by telephone or electronically through the internet.

When you purchase a Contract, we will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the applicable telephone number or internet address shown on the first page of this Prospectus.


To access information and perform electronic transactions through our website, we require you to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.


We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

-    Any loss or theft of your password; or



-    Any unauthorized use of your password.


We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.


All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time on any Business Day, will usually be effective at the end of that day. Circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy, may limit your ability to access or transact business electronically. We may, for example, experience unusual volume during periods of substantial market change.



We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.


Special Transfer Services-Dollar Cost Averaging


We make available Dollar Cost Averaging and Asset Rebalancing programs.



We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any Variable Investment Option, or from a Fixed Investment Option we permit for this purpose to other Variable Investment Options until the amount in the Investment Option from which the transfer is made is exhausted. You may establish a DCA Fixed Investment Option under the DCA program to make automatic transfers. You may allocate only Purchase Payments (and not existing Contract Values) to the DCA Fixed Investment Option. If you elect the DCA Fixed Investment Option, we will credit the amounts allocated to this option with interest at the guaranteed interest rate in effect on the date of such allocation



From time to time, we may offer special DCA programs where the rate of interest credited to a Fixed Investment Option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, we will recover any amounts we credit to your account in excess of amounts earned by us on the assets in the General Account from existing charges described in your Contract. Your Contract charges will not increase as a result of electing to participate in any special DCA program.



The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Sub-Account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract Owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the DCA program.


Special Transfer Services-Asset Rebalancing Program


We administer an Asset Rebalancing program which enables you to specify the percentage levels you would like to maintain in particular Funds. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Funds. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing program is being used. If you are interested in the Asset Rebalancing program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing program.



We will permit asset rebalancing only on the following time schedules:



- quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);



- semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or



- annually on December 26th (or the next Business Day if December 26th is not a Business Day).

Withdrawals


You may withdraw all or a portion of your Contract Value, but may incur withdrawal charges or tax liability as a result.



During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to our Annuities Service Center. You may make withdrawals by telephone as described above under "Telephone and Electronic Transactions". For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable withdrawal charge. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the amount withdrawn from that Investment Account plus any applicable withdrawal charge deducted from that Investment Account.



When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options from which a partial withdrawal is to be taken, we will take the withdrawal from the Variable Investment Options until exhausted. We will then take from the Fixed Investment Option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the partial withdrawal is less than the total value in the Variable Investment Options, we will take the withdrawal proportionately from all of your Variable Investment Options. For rules governing the order and manner of withdrawals from the Fixed Investment Option, see "Fixed Investment Options".



There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we will treat the partial withdrawal as a total withdrawal of the Contract Value.



We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuities Service Center. We reserve the right to defer the right of withdrawal or postpone payments for any period when:



- the New York Stock Exchange is closed (other than customary weekend and holiday closings);



-    trading on the New York Stock Exchange is restricted;



- an emergency exists as determined by the SEC, as a result of which disposal of securities held in the Separate Accounts is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts' net assets; or


- the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.


Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix C: "Qualified Plan Types").


Special Withdrawal Services-The Income Plan


You may make Systematic "Income Plan" withdrawals..



We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to Contracts participating in the DCA program or for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the IP program.



Death Benefit During Accumulation Period



If you die during the Accumulation Period, your Beneficiary will receive a death benefit that might exceed your Contract Value.



The Contracts described in this Prospectus provide for the distribution of a death benefit before a Contract's Maturity Date.



AMOUNT OF DEATH BENEFIT. The death benefit payable under the Contract will be the greater of:



-    the Contract Value; or



- the sum of all Purchase Payments made, less any amounts deducted in connection with partial withdrawals.

The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:


     (i)  is equal to the death benefit prior to the withdrawal; and



     (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms from all Beneficiaries at our Annuities Service Center. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:


-    a certified copy of a death certificate; or

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death; and all required claim forms; or

-    any other proof satisfactory to us.


If there are any Unpaid Loans, the death benefit equals the death benefit, as described above, minus the amount of Unpaid Loans (including unpaid interest).



DISTRIBUTION OF DEATH BENEFIT. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with Qualified Plans, i.e., "Non-Qualified Contracts." Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a Qualified Plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on Qualified Plans, including IRAs (see "Federal Tax Matters" and Appendix C:
"Qualified Plan Types").



In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit.



We will pay the death benefit to the Beneficiary if any contract Owner dies before the Maturity Date. If there is a surviving Owner, that contract Owner will be deemed to be the Beneficiary. No death benefit is payable on the death of any Annuitant, except that if any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.



The death benefit may be taken in the form of a lump sum. If so, we will pay death benefits under our current administrative procedures within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals").



If the death benefit payable upon the death of an Owner is not taken immediately, the Contract will continue, subject to the following:



-    The Beneficiary will become the Owner.



- We will allocate any excess of the death benefit over the Contract Value to the Owner's Investment Accounts in proportion to their relative values on the date of receipt by us of due proof of the Owner's death.



-    No additional Purchase Payments may be made.



-    We will waive withdrawal charges for all future distributions.



- If the deceased Owner's spouse is the Beneficiary, the surviving spouse continues the Contract as the new Owner. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), we will treat the death benefit paid upon the first Owner's death as a Purchase Payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death will not be considered in the determination of the spouse's death benefit.



- If the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract must be made within five years of the Owner's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below, which begins within one year of the Owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see "Annuity Options"). If distribution is not made as an annuity, upon the death of the Beneficiary, the death benefit will equal the Contract Value and must be distributed immediately in a single sum.

- Alternatively, if the Contract is not a Qualified Contract and if the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract may be made as a series of withdrawals over the Beneficiary's life expectancy. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals, but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.



A substitution or addition of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the Maturity Date, the Contract Value on the date of the change will be treated as a Purchase Payment made on that date. In addition, all Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the Owner's spouse.



Please see "Optional Benefits" for a discussion of benefits available to Beneficiaries under the optional Annual Step Death Benefit.


PAY-OUT PERIOD PROVISIONS

General


You have a choice of several different ways of receiving annuity benefit payments from us.



Generally, we will begin paying annuity benefits to the Annuitant under the Contract on the Contract's Maturity Date (the first day of the Pay-out Period). The Maturity Date is the date specified on your Contract's specifications page, unless you change that date. If no date is specified, the Maturity Date is the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary. You may specify a different Maturity Date at any time by written request at least one month before both the previously specified and the new Maturity Date. The new Maturity Date may not be later than the previously specified Maturity Date unless we consent. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (see "Federal Tax Matters"). Distributions may be required from Qualified Contracts before the Maturity Date.



You may select the frequency of annuity benefit payments. However, if the Contract Value at the Maturity Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Maturity Date.


Annuity Options


Annuity benefit payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default, a Fixed Annuity Option in the form of a life annuity with payments guaranteed for ten years as described below. We will determine annuity benefit payments based on the Investment Account Value of each Investment Option at the Maturity Date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts. Once annuity benefit payments commence, we may not change the Annuity Option and the form of settlement.



Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.



We guarantee the following Annuity Options are offered in the Contract.



     OPTION 1(A): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because there is no guarantee that we will make any minimum number of payments, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due.



     OPTION 1(B): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if the Annuitant dies prior to the end of the tenth year.



     OPTION 2(A): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant.



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     Because there is no guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.



     OPTION 2(B): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.



In addition to the foregoing Annuity Options which we are contractually obligated to offer at all times, we currently offer the following Annuity Options. We may cease offering the following Annuity Options at any time and may offer other Annuity Options in the future.



     OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for the specific number of years, we make annuity benefit payments to the end of the last year of the 5, 15 or 20 year period.



     OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the Annuitant and a designated co-Annuitant and two-thirds payments during the lifetime of the survivor. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.



     OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.



FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity benefit payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for surrender.



If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, we will make no future annuity benefit payments.



PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. We permit partial surrenders after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined on the day we receive your written request for surrender.



If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining Period Certain.



FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period"), on death, withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.



We determine the amount of each Fixed Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate table in the Contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity benefit payments.


Determination of Amount of the First Variable Annuity Benefit Payment


We determine the first Variable Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the annuity tables contained in the Contract. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Maturity Date. We will reduce Contract Value used to determine annuity benefit payments by any applicable premium taxes.



The rates contained in the annuity tables vary with the Annuitant's sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans. Under such tables, the longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity benefit payment will be.


Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments


We will base Variable Annuity benefit payments after the first one on the investment performance of the Sub-Accounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity benefit payment from each Sub-Account by the Annuity Unit value of that Sub-Account (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Sub-Account is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity benefit payment is due, and the resulting amounts for each Sub-Account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made). We will deduct a pro-rata portion of the administration fee from each annuity benefit payment.



The value of an Annuity Unit for each Sub-Account for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Sub-Account (see "Net Investment Factor") for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.



We build a 3% assumed interest rate into the annuity tables in the Contract used to determine the first variable annuity benefit payment. The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity benefit payments will not decrease is 4.04%.


Transfers During Pay-out Period


Some transfers are permitted during the Pay-out Period, but subject to different limitations than during the Accumulation Period.



Once Variable Annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one Sub-Account to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity benefit payment to which your transfer will apply. We will make transfers after the Maturity Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity benefit payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the Annuity Units for the new Sub-Account selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity benefit payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


Death Benefit During Pay-out Period


If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.


OTHER CONTRACT PROVISIONS

Right to Review


You have a right to cancel your Contract.



You may cancel the Contract by returning it to our Annuities Service Center or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (minus any Unpaid Loans) computed at the end of the Business Day on which we receive your returned Contract.



No withdrawal charge is imposed upon return of a Contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all Purchase Payments if this is greater than the amount otherwise payable. If you purchased your Contract in New York with the optional Payment Enhancement Rider, we will reduce the amount returned to you by the amount of any Payment Enhancement applied to your initial Purchase Payment. See "Payment Enhancement" below for additional information.



If you purchase your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. For example, in New York, you may return the Contract at any time within 60 days after receiving it. Replacement of an existing annuity contract generally is defined as the purchase of a new contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new a Contract is a replacement of an existing contract.



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(Applicable to Residents of California Only) Residents in California age 60 and
greater may cancel the Contract by returning it to our Annuities Service Center or agent at any time within 30 days after receiving it. We will allocate your Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payments during this 30 day period to a Fixed Investment Option (if available), or to one or more of the Variable Investment Options. If you cancel the Contract during this 30 day period and your Purchase Payments were allocated to a Fixed Investment Option or the Money-Market Investment Option, we will pay you the original amount of your Purchase Payments. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Fund), we will pay you the Contract Value, (minus any Unpaid Loans), computed at the end of the Business Day on which we receive your returned Contract.



Ownership



You own the Contract.



Prior to the Maturity Date, the Contract Owner is the person designated in the Contract specifications page or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.



In the case of Non-Qualified Contracts, you may change ownership of the Contract or you may collaterally assign the Contract at any time prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract for Federal tax purposes. A collateral assignment is treated as a distribution from the Contract and will be tax reported as such. An addition or substitution of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change and treating that value as a Purchase Payment made on that date for purposes of computing the amount of the death benefit.



You must make any change of ownership or assignment in writing and we must receive such written change at the Annuities Service Center. We must approve any change. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable Beneficiary.



In the case of Qualified Contracts, ownership of the Contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, you may not sell, assign, transfer, discount or pledge as collateral for a loan or as security for the performance of an obligation, or for any other purpose, a Qualified Contract to any person other than us.


Annuitant

The Annuitant is either you or someone you designate.


The Annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The Annuitant is entitled to receive all annuity benefit payments under the Contract. If the Contract Owner names more than one person as an "Annuitant," the second person named shall be referred to as "co-Annuitant." The Annuitant is as designated on the Contract specifications page or in the application, unless changed. You must make any change of Annuitant in writing in a form acceptable to us. We must approve any change.



On the death of the Annuitant prior to the Maturity Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant. In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract at the Maturity Date.



If any Annuitant is changed and any Contract Owner is not a natural person, we must distribute the entire interest in the Contract to the Contract Owner within five years. We will reduce the amount distributed by charges that would otherwise apply upon withdrawal.


Beneficiary

The Beneficiary is the person you designate to receive the death benefit if you die.


The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we will treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing. We must approve any change. If approved, we will effect such change as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, IRS regulations may limit designations of Beneficiaries.


Modification

We may not modify your Contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.


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Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

Misstatement and Proof of Age, Sex or Survival


We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity benefit payments, we will pay the amount of any underpayment immediately and we will deduct the amount of any overpayment from future annuity benefit payments.



FIXED INVESTMENT OPTIONS



Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and each Company's General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, Federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.



INTEREST RATES AND AVAILABILITY. Currently, we do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option under the DCA program (see "Special Transfer Services-Dollar Cost Averaging" for details). However, we may make available Fixed Investment Options under the Contract in the future. If we do, a Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.



Fixed Investment Options are not available with John Hancock USA Contracts issued in the State of Oregon. Certain other states may impose restrictions on the availability of Fixed Investment Options under your Contract.



TRANSFERS. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.



You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Maturity Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish as single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Maturity Date.



Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.



RENEWALS. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period.



WITHDRAWALS. You may make total and partial withdrawals of amounts held in a Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under "Withdrawals".



We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).



If you do not specify the Investment Options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the Investment Options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year Fixed Investment Option.

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Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. See "Federal Tax Matters" below. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. See Appendix C "Qualified Plan Types".



LOANS. We offer a loan privilege only to owners of Contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under "Loans." (See "Federal Tax Matters"). THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF YOU ELECT THE PRINCIPAL PLUS FOR LIFE OPTIONAL BENEFIT RIDER.



CHARGES. No asset based charges are deducted from Fixed Investment Options.


OPTIONAL BENEFITS

Principal Plus for Life


DEFINITIONS We use the following definitions to describe how the Principal Plus for Life optional benefit Rider works:



Guaranteed Withdrawal Balance means:



- The total amount we guarantee to be available for future periodic withdrawals during the Accumulation Period;



- The initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment, up to the maximum Guaranteed Withdrawal Balance;



-    The maximum Guaranteed Withdrawal Balance at any time is $5,000,000.



Guaranteed Withdrawal Amount or means:



- The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period until the Guaranteed Withdrawal Balance is depleted;



- The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance;



-    The maximum Guaranteed Withdrawal Amount at any time is $250,000.


Covered Person means:


- The person whose life we use to determine the duration of the Lifetime Income Amount payments;



- The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural Owner.



Lifetime Income Amount means:



- The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period after the Age 65 Contract Anniversary and while the Covered Person remains alive as an Owner or Annuitant of the contract;



- We determine the initial Lifetime Income Amount on the Age 65 Contract Anniversary (or the date you purchase the benefit, if later.)



- The initial Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance at the time we make our determination.


Age 65 Contract Anniversary means the Contract Anniversary on, or next following, the date the Covered Person attains age 65.


Reset means a reduction of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or the "Lifetime Income Amount". We may Reset guaranteed amounts if your annual withdrawals of Contract Value exceed the Guaranteed Withdrawal Amount or "Lifetime Income Amount".



Step-Up means an increase of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or "Lifetime Income Amount" on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.


For purposes of the following description of Principal Plus for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.


OVERVIEW. The optional Principal Plus for Life Rider provides a guaranteed minimum withdrawal benefit during the Accumulation Period. We designed the Principal Plus for Life Rider to guarantee the return of your investments in the contract, as long as you limit your withdrawals each Contract Year during the Accumulation Period to a Guaranteed Withdrawal Amount. On the Age 65 Contract Anniversary, or at issue if the Covered Person is already 65 or older, we calculate a "Lifetime Income Amount". If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Principal Plus for Life guarantees that we will make the Lifetime Income Amount benefit available to you, as long as that Covered Person is alive and an Owner, Beneficiary or Annuitant under the Contract, even after you have recovered your investments in the contract and even if your Contract Value reduces to zero.

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We provide additional information about Principal Plus for Life in the following sections:


- "Effect of Withdrawals" - describes how the actual amount you choose to withdraw in any Contract Year affects certain features of the Riders. SINCE THE BENEFIT OF PRINCIPAL PLUS FOR LIFE IS ACCESSED THROUGH WITHDRAWALS, PRINCIPAL PLUS FOR LIFE MAY NOT BE APPROPRIATE FOR OWNERS WHO DO NOT FORESEE A NEED FOR LIQUIDITY AND WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL PROFESSIONALS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH PRINCIPAL PLUS FOR LIFE.


- "Bonus Qualification and Effect" - describes how the amounts we guarantee may increase by a bonus in certain years if you make no withdrawals during those Contract Years.


- "Step-Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount" - describes how the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or, Lifetime Income Amount may increase on certain dates to reflect favorable market performance.



- "Additional Purchase Payments" - describes how you may increase the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or Lifetime Income Amount by making additional Purchase Payments, and the special limitations we impose on the payments that we will accept.



- "Investment Options" - describes the special limitations we impose on the Investment Options we make available.


- "Life Expectancy Distributions" - describes our special program to provide minimum distribution amounts required under certain sections of the Code.


- "Settlement Phase" - describes the special circumstances that will apply if a withdrawal reduces the Contract Value to zero.


- "Death Benefits" - describes how Principal Plus for Life affects the death benefits provided under your Contract.

-    "Termination" - describes when Principal Plus for Life benefits end.

- "Principal Plus for Life fee" - provides further information on the fee we charge for this benefit.

You may elect Principal Plus for Life only at the time you purchase a Contract, provided:


-    the Rider is available for sale in the state where the contract was sold;



- you limit your investment of Purchase Payments and Contract Value to the Investment Options we make available with the respective Rider; and


-    you have not yet attained age 81.


We reserve the right to accept or refuse to issue Principal Plus for Life at our sole discretion. Once you elect Principal Plus for Life, its effective date will be the Contract Date and it is irrevocable. We charge an additional fee for Principal Plus for Life and reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value (see "Principal Plus For Life Fee").



EFFECT OF WITHDRAWALS. We decrease the Guaranteed Withdrawal Balance each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically Reset the Guaranteed Withdrawal Balance to equal the lesser of:



-    the Contract Value immediately after the withdrawal; or



- the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal.



Each time we Reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance value. After the Age 65 Contract Anniversary, we also will recalculate the Lifetime Income Amount if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value.



In certain circumstances, however, we will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distributions" below).



We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. Similarly, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the Lifetime Income Amount. If you take any withdrawals prior to the Contract Year in which the Covered Person attains age 65, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Age 65 Contract Anniversary without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Guaranteed Withdrawal Balance value) your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount. If your withdrawals (including any applicable withdrawal charges) are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.



The Principal Plus for Life benefit enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero (see "Settlement Phase" below). The Principal Plus for Life benefit terminates if the Contract Value, Guaranteed Withdrawal Balance and Lifetime Income Amount immediately after a withdrawal are all equal to zero (see "Principal Plus for Life Fee" and "Termination" sections below.)



IF YOUR ANNUAL WITHDRAWALS EXCEED THE GUARANTEED WITHDRAWAL AMOUNT, WE WILL RECALCULATE AMOUNTS WE GUARANTEE FOR FUTURE WITHDRAWALS. WE MAY RESET GUARANTEED WITHDRAWAL BALANCE, GUARANTEED WITHDRAWAL AMOUNT AND LIFETIME INCOME AMOUNT VALUES TO REFLECT REDUCTIONS THAT EXCEED THE AMOUNT OF YOUR WITHDRAWALS. A RESET ALSO MAY REDUCE THE TOTAL AMOUNT GUARANTEED BELOW THE TOTAL OF YOUR PURCHASE PAYMENTS AND MAY REDUCE OR ELIMINATE FUTURE GUARANTEED WITHDRAWAL AMOUNT AND LIFETIME INCOME AMOUNT VALUES. WITHDRAWALS IN EXCESS OF THE LIFETIME INCOME AMOUNT MAY REDUCE OR ELIMINATE FUTURE LIFETIME INCOME AMOUNT VALUES.



Bonuses, when applied, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.



BONUS QUALIFICATION AND EFFECT. We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during Principal Plus for Life's Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80. Each time you qualify for a Bonus, we will increase the Guaranteed Withdrawal
Balance:



- by an amount equal to 5% of total Purchase Payments to the contract if you did not previously Step-Up the Guaranteed Withdrawal Balance and/or we did not previously Reset the Guaranteed Withdrawal Balance (see "Effects Of Withdrawals" below); otherwise



- by an amount equal to 5% of the Guaranteed Withdrawal Balance immediately after the latest Step-Up or Reset, increased by any Purchase Payments received since such latest Step-Up or Reset.



Each time we apply a bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount. The Guaranteed Withdrawal Amount will equal the greater of Guaranteed Withdrawal Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus. The Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus.



Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.



STEP-UP OF GUARANTEED WITHDRAWAL BALANCE, GUARANTEED WITHDRAWAL AMOUNT AND LIFETIME INCOME AMOUNT. If the Contract Value on any Step-Up Date is greater than the Guaranteed Withdrawal Balance on that date, we will automatically increase ("Step-Up") the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we apply a Step-Up, we will also recalculate the Guaranteed Withdrawal Amount, the Lifetime Income Amount, and the Rider Fee (see "Principal Plus for Life Fee"). The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-Up or 5% of the new Guaranteed Withdrawal Balance value after the Step-Up and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-Up or 5% of the new Guaranteed Withdrawal Balance value after the Step-Up. We also reserve the right to increase the rate of the Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see "Principal Plus for Life Fee").



The Step-Up Dates occur only while the Principal Plus for Life Benefit is in effect. We schedule the Step-Up Dates for the 3rd, 6th, and 9th Contract Anniversary after the Contract Date up to and including the 30th Contract Anniversary while the Principal Plus for Life Benefit is in effect. After the 9th Contract Anniversary, in states where permitted, we increase the schedule of Step-Up Dates to include each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary while the Principal Plus for Life Benefit is in effect.



If you decline an automatic Step-Up, you will have the option to elect to Step-Up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the Guaranteed Withdrawal Balance, we will thereafter resume automatic Step-Ups.

Additional Purchase Payments, if accepted, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.



ADDITIONAL PURCHASE PAYMENTS. Effect of Additional Purchase Payments. We will increase the total Guaranteed Withdrawal Balance by the amount of each additional Purchase Payment we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). In addition, we will recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount and usually increase it:



In the case of the Guaranteed Withdrawal Amount, to equal the lesser of:



- 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or



- the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment; and



In the case of the Lifetime Income Amount, to equal the lesser of:



- 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or



- The Lifetime Income Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment.



We will not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the additional Purchase Payment.



Purchase Payment limits, in general. You must obtain our prior approval if the Contract Value immediately following an additional Purchase Payment would exceed $1,000,000. We do not permit additional Purchase Payments during a Contract's "settlement phase," as described below. Other limitations on additional payments may vary by state.



Special Purchase Payment limits on "non-qualified" contracts. If we issue your contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase Payments:



- on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.



Special Purchase Payment limits on "qualified" Contracts. If we issue your contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make Purchase Payments:



- on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your contract after you become age 65), without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000;



- for the year that you become age 70 1/2 and for any subsequent years, if your contract is issued in connection with an IRA, we will only accept a Purchase Payment that qualifies as a "rollover contribution"; but



-    we will not accept any Purchase Payment after the oldest Owner becomes age
     81.



You should consult with a qualified tax advisor prior to electing Principal Plus for Life for further information on tax rules affecting Qualified contracts, including IRAs.


General right of refusal. WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We do not reserve this right of refusal for additional payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.


INVESTMENT OPTIONS. While Principal Plus for Life is in effect, under our current rules you must invest 100% of your Contract Value at all times either:



(a) among the Lifestyle, Index Allocation and Money Market Portfolio Investment Options currently available with Principal Plus for Life (see "Available Lifestyle, Index Allocation and Money Market Investment Options" below); or


(b) in a manner consistent with any one of the Model Allocations currently available with Principal Plus for Life (see "Available Model Allocations" below).


You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided you transfer 100% of your Contract Value. Withdrawals will be taken in accordance with our default procedures; you may not specify the Investment Option from which a withdrawal is to be made (see "Accumulation Period Provisions - Withdrawals"). Subsequent Purchase Payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.



YOU SHOULD CONSULT WITH YOUR FINANCIAL PROFESSIONAL TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE WITH PRINCIPAL PLUS FOR LIFE IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

AVAILABLE LIFESTYLE, INDEX ALLOCATION AND MONEY MARKET INVESTMENT OPTIONS. If you purchase a Contract with Principal Plus for Life, you may allocate your Contract Value to any one, or any combination of the available Lifestyle, Index Allocation or Money Market Investment Options and you may also use our DCA program from the Money Market or the DCA Fixed Investment Option in connection with your selected Investment Options.



These Investment Options invest in the following Funds:


-    Lifestyle Growth

-    Lifestyle Balanced

-    Lifestyle Moderate

-    Lifestyle Conservative

-    Index Allocation

-    Money Market


FOR MORE INFORMATION REGARDING THESE FUNDS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH FUNDS, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THE PROSPECTUS AS WELL AS THE PROSPECTUS FOR THE APPLICABLE FUNDS. YOU CAN OBTAIN A COPY OF THE FUNDS' PROSPECTUSES BY CONTACTING THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUNDS' PROSPECTUSES CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.



AVAILABLE MODEL ALLOCATIONS. You may allocate your entire Contract Value to one of the available Model Allocations, as shown below, and you may also use our DCA program from the DCA Fixed Investment Option in connection with your selected Model Allocation. You must, however, rebalance your entire Contract Value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between Investment Options other than to transfer 100% of your Contract Value to another Model Allocation or 100% to any one, or any combination of, the available Lifestyle, Index Allocation and Money Market Investment Options.


The Model Allocations are:


MODEL ALLOCATION NAME             MODEL ALLOCATION PERCENTAGE          FUND NAME
---------------------             ---------------------------   -----------------------
Fundamental Holdings of America               25%               American Growth-Income
                                              25%               American Growth
                                              15%               American International
                                              35%               American Bond

Global Balanced                               30%               Fundamental Value
                                              20%               Global Bond
                                              25%               Global Allocation
                                              25%               American International

Blue Chip Balanced                            30%               American Growth
                                              30%               American Growth-Income
                                              40%               Investment Quality Bond



IF YOU SELECT ONE OF THE MODEL ALLOCATIONS, THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT FUNDS REFERENCED ABOVE. YOUR INVESTMENT IN THE FUNDS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH FUND THAT WE PERMIT YOU TO INVEST IN THROUGH A MODEL ALLOCATION, INCLUDING INFORMATION RELATING TO THAT FUND'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN THAT FUND, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THIS PROSPECTUS AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.

If you elect to purchase Principal Plus for Life you may invest your Contract Value only in the Investment Options we make available with this benefit.



WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an Investment Option, we will not allow transfers into the restricted Investment Option and you may not allocate Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the contract.



We also reserve the right to limit the actual percentages you may allocate to certain Investment Options under the model allocations, to require that you choose certain Investment Options in conjunction with other Investment Options under the model allocations, to limit your ability to transfer between existing Investment Options and/or to require you to periodically rebalance existing variable Investment Accounts to the percentages we require.



LIFE EXPECTANCY DISTRIBUTIONS. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). For purposes of Principal Plus for Life, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:



- pursuant to Code Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or



- pursuant to Code Section 72(s)(2) upon the request of the Owner (we sometimes refer to these as "Non-Qualified death benefit Stretch Distributions"); or


-    as required or contemplated by Code Section 401(a)(9), Section 403(b)(10),
     Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

WE BASE OUR "LIFE EXPECTANCY" CALCULATIONS ON OUR UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR PRIOR TO ELECTING PRINCIPAL PLUS FOR LIFE.


Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not, however, Reset your Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or Lifetime Income Amount if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable.



WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM IF BOTH THE CONTRACT VALUE AND THE GUARANTEED WITHDRAWAL BALANCE ARE DEPLETED TO ZERO. WE WILL MAKE DISTRIBUTIONS AS PART OF THE CONTRACT'S "SETTLEMENT PHASE," HOWEVER, IF THE LIFETIME INCOME AMOUNT IS GREATER THAN ZERO AND THE COVERED PERSON IS LIVING AT THAT TIME.



WE DESIGNED OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM TO PROVIDE MINIMUM LIFETIME DISTRIBUTIONS AS DESCRIBED OR AS REQUIRED UNDER CERTAIN SECTIONS OF THE CODE. WITHDRAWALS UNDER OUR AUTOMATIC LIFE EXPECTANCY DISTRIBUTION PROGRAM WILL NOT BE TREATED AS EXCESS WITHDRAWALS AND WILL NOT RESET THE GUARANTEED WITHDRAWAL BALANCE, GUARANTEED WITHDRAWAL AMOUNT OR LIFETIME INCOME AMOUNT.


No Loans under 403(b) plans. The loan privilege described in the Prospectus for contracts issued in connection with certain Section 403(b) plans is NOT available if you elect Principal Plus for Life.


SETTLEMENT PHASE. We automatically make settlement payments during Principal Plus for Life's "settlement phase". The "settlement phase" begins if total withdrawals during the Contract Year, are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is still greater than zero. During this phase, the contract will continue but all other rights and benefits under the contract, including death benefits and any additional Riders, terminate. We will not accept additional Purchase Payments and we will not deduct any charge for the Principal Plus for Life benefit during the settlement phase.


At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies:

- You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. We reduce any remaining Guaranteed Withdrawal Balance each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount (see "Effect of Withdrawals").



- You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect and the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining Guaranteed Withdrawal Balance each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero (see "Life Expectancy Distributions"). After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value.



- We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Guaranteed Withdrawal Balance at the beginning of the settlement phase. If the Covered Person is alive when the Guaranteed Withdrawal Balance is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount.



- After the Age 65 Contract Anniversary, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount (see "Effect of Withdrawals" above). We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.



DEATH BENEFITS. Death benefits before the settlement phase. If any Owner dies during the Accumulation Period but before the settlement phase, Principal Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the contract as a lump sum under our current administrative procedures. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:



                                     THEN
IF THE BENEFICIARY IS:               PRINCIPAL PLUS FOR LIFE:
----------------------               ------------------------
1. The deceased Owner's spouse and   -    Does not continue with respect to the Lifetime Income Amount, but continues with respect
the deceased Owner is the Covered         to the Guaranteed Withdrawal Amount if the death benefit or the Guaranteed Withdrawal
Person                                    Balance is greater than zero. We will automatically Step-Up the Guaranteed Withdrawal
                                          Balance to equal the initial death benefit we determine, if greater than the Guaranteed
                                          Withdrawal Balance prior to the death benefit.

                                     -    Enters the settlement phase if a withdrawal would deplete the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero.

                                     -    Continues to impose the Principal Plus for Life fee.

                                     -    Continues to be eligible for any remaining Bonuses and Step-Ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the spouse to opt out of the initial death benefit Step-Up, if any, and any future Step-Ups if we increase the rate of the
                                          Principal Plus for Life fee at that time.

2. Not the deceased Owner's          Continues in the same manner as 1., except that Principal Plus for Life does not continue
spouse and the deceased Owner is     to be eligible for any remaining Bonuses and Step-Ups, other than the initial Step-Up of
the Covered Person                   the Guaranteed Withdrawal Balance to equal the death benefit, if greater than the
                                     Guaranteed Withdrawal Balance prior to the death benefit. We will permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the
                                     Principal Plus for Life fee at that time.

3. The deceased Owner's spouse       Continues in the same manner as 1., except that Principal Plus for Life continues with
and the deceased Owner is not the    respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime Income Amount
Covered Person                       has not been determined prior to the payment of any portion of the death benefit, we will determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached age 65.

4.  Not the deceased Owner's         Continues in the same manner as 1., except that Principal Plus for Life continues with
spouse and the deceased Owner is     respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime Income Amount
not the Covered Person               has not been determined prior to the payment of any portion of the death benefit, we will determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached age 65.

                                     In this case, Principal Plus for Life does not continue to be eligible for any remaining
                                     Bonuses and Step-Ups, other than the initial Step-Up of the Guaranteed Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit. We will permit the Beneficiary to opt out of the initial death benefit
                                     Step-Up, if any, if we increase the rate of the Principal Plus for Life fee at that time.



Death benefits during the settlement phase. If you die during the settlement phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus for Life Rider. If the Covered Person dies during the settlement phase, we reduce the Lifetime Income Amount to zero. If the Beneficiary is the deceased Owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.



TERMINATION. You may not terminate the Principal Plus for Life Rider once it is in effect. However, Principal Plus for Life will terminate automatically upon the earliest of:


- the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract;

-    the date an Annuity Option under the contract begins;


- the date the Contract Value, the Guaranteed Withdrawal Balance and the Lifetime Income Amount all equal zero; or


-    termination of the contract.


PRINCIPAL PLUS FOR LIFE FEE. We charge an additional annual fee on each Contract Anniversary for Principal Plus for Life. The Principal Plus for Life fee is equal to 0.40% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent Purchase Payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the Principal Plus for Life fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We do not deduct the Principal Plus for Life fee during Principal Plus for Life's settlement phase or after the Maturity Date once an Annuity Option under the contract begins.


WE RESERVE THE RIGHT TO INCREASE THE PRINCIPAL PLUS FOR LIFE FEE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN SUCH A SITUATION, THE PRINCIPAL PLUS FOR LIFE FEE WILL NEVER EXCEED 0.75%.


If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the Guaranteed Withdrawal Amount and (b) reduces the Contract Value to zero, we will deduct a pro rata share of the Principal Plus for Life fee from the amount otherwise payable. We will determine the fee based on the Adjusted Guaranteed Withdrawal Balance. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the contract begins.



If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus for Life continues, we will determine the Adjusted Guaranteed Withdrawal Balance and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.


THE ADDITION OF PRINCIPAL PLUS FOR LIFE TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, PRINCIPAL PLUS FOR LIFE LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUS. YOU SHOULD CAREFULLY CONSIDER EACH OF THESE FACTORS BEFORE DECIDING IF PRINCIPAL PLUS FOR LIFE IS SUITABLE FOR YOUR NEEDS, ESPECIALLY AT OLDER AGES.


EXAMPLES. Please refer to Appendix B for hypothetical examples that illustrate the benefits under Principal Plus for Life.

Annual Step Death Benefit


You may elect the optional Annual Step Death Benefit for an additional charge of 0.20% of the value of the Variable Investment Options. Election of this optional benefit may only be made at the time the Contract is issued and, once made, is irrevocable. The amount of the death benefit for the optional Annual Step Death Benefit is the greater of:


-    the death benefit described under "Death Benefit During Accumulation
     Period"; or

-    the Annual Step Death Benefit.


The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Optional Annual Step Death Benefit but prior to the oldest Owner's 81st birthday. The Anniversary Value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less amounts deducted in connection with partial withdrawals since the last day of the Contract Year. The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:



     (i) is equal to the optional Annual Step Death Benefit prior to the withdrawal; and



     (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



If the oldest Owner is age 80 or older on the effective date of the Optional Annual Step Death Benefit, the Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE OPTIONAL ANNUAL STEP DEATH BENEFIT MAY NOT BE ELECTED.



If the Beneficiary under the Contract is the contract Owner's surviving spouse and elects continue the Contract, the Contract and the Optional Annual Step Death Benefit will continue with the surviving spouse as the new contract Owner. For purposes of calculating the Optional Annual Step Death Benefit payable upon the death of the surviving spouse, the death benefit paid upon the first Owner's death will be treated as a payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date the first death benefit is paid will not be considered in determination of the optional Annual Step Death Benefit. In determination of the optional Annual Step Death Benefit, the Anniversary Values for all prior Contract Anniversaries will be set to zero as of the date of the first death benefit is paid.



TERMINATION OF THE OPTIONAL ANNUAL STEP DEATH BENEFIT. The Optional Annual Step Death Benefit will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Optional Annual Step Death Benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including the Optional Annual Step Death Benefit) as the new Owner.



ANNUAL STEP DEATH BENEFIT FEE. A daily charge in an amount equal to 0.20% of the value of each variable Investment Account on an annual basis is deducted from each Sub-Account for the Annual Step Death Benefit.



QUALIFIED PLANS. If you intend to use your Contract in connection with a Qualified Plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Annual Step Death Benefit) may have on your plan (see Appendix C to the Prospectus). Please consult your tax advisor.


THE ADDITION OF THE ANNUAL STEP DEATH BENEFIT TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

Payment Enhancement


The Optional Payment Enhancement Rider is only available in New York.



The Payment Enhancement Rider is only available with Contracts issued in New York by John Hancock New York. You may only elect the Payment Enhancement Rider at issue and once elected is irrevocable. The minimum initial Purchase Payment required to elect the Payment Enhancement is $10,000. We impose an additional fee for the Payment Enhancement Rider and Contracts with this feature will be subject to a higher withdrawal charge for a longer period of time.



If you elect the Payment Enhancement, we will add a Payment Enhancement to your Contract when you make a Purchase Payment. The Payment Enhancement is equal to 4% of the Purchase Payment and is allocated among Investment Options in the same proportion as your Purchase Payment. The Payment Enhancement is funded from John Hancock New York's General Account.



PURCHASE PAYMENTS WHICH ARE NOT ELIGIBLE FOR A PAYMENT ENHANCEMENT. If the Owner's spouse is the Beneficiary, the spouse continues the Contract as the new Owner and a death benefit is paid upon the death of the spouse. For purposes of calculating this death benefit, the death benefit paid upon the first Owner's death will be treated as a Purchase Payment to the Contract. Such Purchase Payment will not be eligible for a Payment Enhancement.



RIGHT TO REVIEW CONTRACT. If you exercise your right to return your Contract during the "ten day right to review period," John Hancock New York will reduce the amount returned to you by the amount of any Payment Enhancement applied to your initial Purchase Payment. Therefore, you bear the risk that if the market value of the Payment Enhancement has declined, we will still recover the full amount of the Payment Enhancement. However, earnings attributable to the Payment Enhancement will not be deducted from the amount paid to you. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of The Code, during the first 7 days of the 10 day period, John Hancock New York will return the Purchase Payments if this is greater then the amount otherwise payable.



TAX CONSIDERATIONS. Payment Enhancements are not considered to be "investment in the Contract" for income tax purposes (see "Federal Tax Matters").



MATTERS TO CONSIDER PRIOR TO ELECTING THE PAYMENT ENHANCEMENT. There may be circumstances where you may be worse off for having purchased a Contract with a Payment Enhancement as opposed to a Contract without a Payment Enhancement. For example, the higher charges assessed for a Contract with a Payment Enhancement may over time exceed the amount of the Payment Enhancement and any earnings thereon. We issue other variable annuity contracts which have no Payment Enhancement. In addition, the Contract described in this Prospectus may be purchased without a Payment Enhancement. Contracts with no Payment Enhancements have withdrawal charges and asset based charges that may for certain Contracts be lower than the charges for this Contract. You and your financial consultant should decide if you may be better off with one of our other variable annuities. In making this determination, you and your financial consultant should consider the following factors:



-    The length of time that you plan to own your Contract;



-    The frequency, amount and timing of any partial earnings;



-    The amount of your Purchase Payments.



Choosing the Payment Enhancement is generally advantageous except in the following situation: if you intend to make a single Purchase Payment to your Contract or a high initial Purchase Payment relative to renewal Purchase Payments and you intend to hold your Contract for more than 11 years.



We expect to make a profit from the Contracts. The charges used to recoup the expense of paying the Payment Enhancement include the withdrawal charge and the asset based charges (see "Charges and Deductions").



If you are considering purchasing a Contract in connection with certain Qualified Plans, then special considerations regarding the Payment Enhancement may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the Contract is suitable for purchase in connection with such a qualified plan, you should consider the effect of the Payment Enhancement on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the Contract in connection with such plans should seek competent advice (see Appendix C:
"Qualified Plan Types").



ADDITIONAL CHARGES FOR THE PAYMENT ENHANCEMENT. If the Payment Enhancement is elected, the Separate Account annual expenses are increased by 0.35%. The guaranteed interest rate on Fixed Investment Options is reduced by 0.35%. In addition, each Purchase Payment will be subject to a higher withdrawal charge for a longer period of time. The maximum withdrawal charge if the Payment Enhancement is elected is 8% (as opposed to 6% with no Payment Enhancement) and the withdrawal charge period is 8 years if the Payment Enhancement is elected (as opposed to 7 years with no Payment Enhancement).

                             Charges and Deductions


We assess charges and deductions under the Contracts against Purchase Payments, Contract Values or annuity benefit payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Funds that are described in the Fund prospectus. For information on the optional benefits fees, see "Optional Benefits" above.



WITHDRAWAL CHARGES



If you make a withdrawal from your Contract during the Accumulation Period, we may assess a withdrawal charge. We base the withdrawal charge on Purchase Payments that have been in the Contract less than 7 complete Contract Years (8 complete years if you elect the Payment Enhancement Rider in New York). We do not assess a withdrawal charge with respect to i) earnings accumulated in the Contract, (ii) Payment Enhancements and any earnings attributable to Payment Enhancements, iii) certain other "free withdrawal amounts" described below or
iv) Purchase Payments that have been in the Contract more than 7 complete Contract Years (8 complete years if you elect the Payment Enhancement Rider in New York). In no event may the total withdrawal charges exceed 6% (8% if you elect the Payment Enhancement Rider in New York) of the amount invested.



We first allocate a withdrawal to a "free withdrawal amount" and second to "unliquidated Purchase Payments". We do not impose a withdrawal charge on amounts allocated to a free withdrawal amount. In any Contract Year, the free withdrawal amount for that year is the greater of:



- 10% of total Purchase Payments (less all prior partial withdrawals in that Contract Year); and



- the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over unliquidated Purchase Payments).



Withdrawals of up to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied first to withdrawals from Variable Investment Options and then to withdrawals from the Fixed Investment options.



If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to Purchase Payments which will be "liquidated" on a first-in first-out basis. On any withdrawal request, we will liquidate Purchase Payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order the Purchase Payments were made: the oldest unliquidated Purchase Payment first, the next Purchase Payment second, etc., until all Purchase Payments have been liquidated.



Upon a full surrender of a Contract, we will liquidate the excess of all unliquidated Purchase Payments over the free withdrawal amount for purposes of calculating the withdrawal charge.



Each Purchase Payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the Purchase Payment has been in the Contract. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown below.



                            MAXIMUM WITHDRAWAL CHARGE
                     (as a percentage of Purchase Payments)



                                      JOHN HANCOCK NEW YORK         JOHN HANCOCK NEW YORK
               JOHN HANCOCK USA   (without Payment Enhancement)   (with Payment Enhancement)
               ----------------   -----------------------------   --------------------------
First Year            6%                        6%                            8%
Second Year           6%                        6%                            8%
Third Year            5%                        5%                            7%
Fourth Year           5%                        5%                            7%
Fifth Year            4%                        4%                            5%
Sixth Year            3%                        3%                            4%
Seventh Year          2%                        2%                            3%
Eighth Year           0%                        0%                            1%
Thereafter            0%                        0%                            0%



The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.



We deduct the withdrawal charge from the Contract Value remaining after the Contract Owner is paid the amount requested, except in the case of a complete withdrawal when we deduct it from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.


There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant, and we impose no withdrawal charges on the Maturity Date if the Contract Owner annuitizes as provided in the Contract.



Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts or from our general assets. Similarly, administrative expenses not fully recovered by the administration fee may also be recovered from such other sources.



For examples of calculation of the withdrawal charge, see Appendix A to this Prospectus.


Waiver of Applicable Withdrawal Charge - Confinement to Eligible Nursing Home (John Hancock USA Contracts only)


In states where approved, any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all the following apply:



- the Owner has been confined to an "Eligible Nursing Home" for at least 180 days (the waiver does not apply to the confinement of any Annuitant unless the Owner is a non-natural person;


-    the confinement began at least one year after the Contract Date;

-    confinement was prescribed by an "physician";


- both the Owner and the Annuitant are alive as of the date we pay the proceeds of such total withdrawal;


- the request for a total withdrawal and "Due Proof of Confinement" are received by us, in good order, no later than 90 days after discharge.

An "Eligible Nursing Home" is a licensed "Long Term Care Facility" or "Hospital" providing medically necessary inpatient care that is prescribed in writing by a licensed "Physician" and is based on physical limitations which requires daily living in an institutional setting. A "Long Term Care Facility" is a facility which (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A "Hospital" is a facility which is (a) licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed physicians; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.


A "Physician" is a person other than you, the Annuitants(s) or a member of your or the Annuitant's families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.



"Due Proof of Confinement" is a letter signed by an eligible "Physician" containing: (a) the date the Owner was confined, (b) the name and location of the "Eligible Nursing Home", (c) a statement that the confinement was medically necessary in the judgment of the Physician and (d) if applicable, the date the Owner was released from the "Eligible Nursing Home".



The waiver is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver described above is not available in all states and certain terms may vary depending on the state of issue as noted in your Contract. Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty (see "Federal Tax Matters").



ANNUAL CONTRACT FEE



We will deduct each year an annual Contract fee of $30 as partial compensation for the cost of providing all administrative services attributable to the Contracts and the operations of the Separate Accounts and us in connection with the Contracts. However, if prior to the Maturity Date the Contract Value is equal to or greater than $99,000 at the time of the fee's assessment, we will waive the annual Contract fee. During the Accumulation Period, this administration fee is deducted on the last day of each Contract Year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the Contract Value. If the entire Contract is withdrawn on other than the last day of any Contract Year, the $30 administration fee will be deducted from the amount paid. During the Pay-out Period, the fee is deducted on a pro-rata basis from each annuity payment.



ASSET-BASED CHARGES



We deduct asset-based charges on an annual basis for administration, distribution and mortality and expense risks, assuming no optional benefit has been elected. We do not assess asset-based charges against Fixed Investment Options.

Daily Administration Fee



We allocate a portion of the asset-based charges shown in the Fee Tables to help cover our administrative expenses. We deduct a daily charge in an amount equal to 0.15% of the value of each Variable Investment Option on an annual basis deducted from each Sub-Account to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option. Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees.



Mortality and Expense Risks Fee



The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see "Death Benefit During Accumulation Period"). The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.



To compensate us for assuming these risks, we deduct from each of the Sub-Accounts a daily charge an amount equal to 1.00% of the value of the Variable Investment Options on an annual basis for the first 7 Contract Years (8 Contract Years if you elect the Payment Enhancement Rider) and 0.85% thereafter. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk.



REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS



We may reduce or eliminate the amount of the charges and deductions for certain Contracts where permitted by state law. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:



- We will consider the size and type of group to which sales are to be made. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.



- We will consider the total amount of Purchase Payments to be received. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones.



- We will consider the nature of the group or class for which the Contracts are being purchased including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts.



- We will consider any prior or existing relationship with us. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.



- We will consider the level of commissions paid to selling broker-dealers. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses.


- There may be other circumstances of which we are not presently aware, which could result in reduced expenses.


If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. We will eliminate the withdrawal charge when a Contract is issued to officers, trustees, directors or employees (or a relative thereof) of ours, or of any of our affiliates, or of the John Hancock Trust. In no event will we permit reduction or elimination of the charges or deductions where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

PREMIUM TAXES


We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.


We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.



In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.



                           PREMIUM TAX RATE
 STATE OR   ---------------------------------------------
TERRITORY   QUALIFIED CONTRACTS   NON-QUALIFIED CONTRACTS
---------   -------------------   -----------------------
CA                 0.50%                  2.35%
GUAM               4.00%                  4.00%
ME(A)              0.00%                  2.00%
NV                 0.00%                  3.50%
PR                 3.00%                  3.00%
SD(A)              0.00%                  1.25%(B)
WV                 1.00%                  1.00%
WY                 0.00%                  1.00%



(A)  We pay premium tax upon receipt of Purchase Payment.



(B)  0.80% on Purchase Payments in excess of $500,000.

                               Federal Tax Matters

INTRODUCTION


The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.



This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


OUR TAX STATUS


We are taxed as a life insurance company. Because the operations of the Separate Account are a part of, and are taxed with, our operations, the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Separate Account, but the operations of the Separate Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. Our use of these tax credits and deductions will not adversely affect or benefit the Separate Account. We do not anticipate that we will be taxed on the income and gains of the Separate Account in the future, but if we are, we may impose a corresponding charge against the Separate Account.



The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or the Separate Account. Currently, we do not anticipate making a charge of such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.



SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS



At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals.



We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser before electing any optional benefit Riders.



The optional Principal Plus for Life (or PPFL) Rider available under the Contract provides benefits that differ from those traditionally offered under variable annuity contracts. If this Rider is in effect, the Contract Owner or his or her Beneficiary may be entitled to withdrawals under the Guaranteed Withdrawal Amount or Lifetime Income Amount provisions of the Rider even if the Contract Value is zero. Such withdrawals are treated as withdrawals for income tax purposes, and if the investment in the Contract has been fully recovered, they are fully includible in income.



If you purchase a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" below.


NON-QUALIFIED CONTRACTS


(Contracts Not Purchased to Fund a Qualified Plan)


Undistributed Gains


Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.



However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments


When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.



In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.



Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."


Surrenders, Withdrawals and Death Benefits


When we make a single sum payment from your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.



When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.



For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.



As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the Contract Value exceeds the investment in the Contract. There is some uncertainty regarding the effect that certain optional benefits, e.g., the Principal Plus for Life Rider, might have on the amount that is treated as the Contract Value for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how such optional benefits are treated for this purpose.



There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.


Taxation of Death Benefit Proceeds


All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.



Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:



- if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or



- if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or



- If distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.



After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:



- if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or



- if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions


There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:



-    received on or after the date on which the Contract Owner reaches age 59
     1/2;



- attributable to the Contract Owner becoming disabled (as defined in the tax law);



- made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;



- made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;


-    made under a single-premium immediate annuity contract; or

- made with respect to certain annuities issued in connection with structured settlement agreements.

Puerto Rico Non-Qualified Contracts


(John Hancock USA Contracts)



Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.



Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.


Diversification Requirements


Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.



In certain circumstances, the Owner of a variable annuity contract may be considered the Owner, for federal income tax purposes, of the assets of the Separate Account used to support the Contract. In those circumstances, income and gains from the Separate Account assets would be includible in the Contract Owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable Contract Owner will be considered the Owner of Separate Account assets if the Contract Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.



The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the Owner of your Contract's proportionate share of the assets of the Separate Account.



We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS
(Contracts Purchased for a Qualified Plan)



The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix C of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.


We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.


The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.



Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.



Special rules govern the time at which distributions to the Owner and Beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to Beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or an optional benefit, such as the Principal Plus for Life Rider may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later Of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated Beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.


Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:


-    received on or after the date on which the Contract Owner reaches age 59
     1/2;



- received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or


- made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).



These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.


When we issue a Contract in connection with a Qualified Plan, we will amend it as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.

Tax-Free Rollovers

If permitted under your plan, you may make a tax-free rollover from:


-    a traditional IRA to another traditional IRA;



- a traditional IRA to another Qualified Plan, including a Section 403(b) plan;



- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA;



- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another Qualified Plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions;



- a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization (by means of a direct trustee-to-trustee transfer only); and


- a traditional IRA to a Roth IRA, subject to special restrictions discussed below.

In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan.


WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments", and (iii) if applicable, certain hardship withdrawals.



Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to a Qualified Plan. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


Loans


A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.



Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.



The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Puerto Rico Contracts Issued to Fund Retirement Plans


(John Hancock USA Contracts)


The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISER


The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                                 General Matters



ASSET ALLOCATION SERVICES



We are aware that certain third parties are offering asset allocation services ("Asset Allocation Services") in connection with the Contracts through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account's policies that we have adopted to discourage disruptive frequent trading activity. (See "Transfers Among Investment Options.") WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.



RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM
(for Contracts issued by John Hancock USA)


Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:


- termination of employment in the Texas public institutions of higher education;



-    retirement;



-    death; or


-    the participant's attainment of age 70 1/2.


Accordingly, before you withdraw any amounts from the Contract, you must furnish proof to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP. Loans are not available under Contracts subject to the ORP.



DISTRIBUTION OF CONTRACTS



We pay compensation for sales of the Contracts.



John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that John Hancock USA controls, is the principal underwriter and distributor of the Contracts offered by this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.



JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").



We offer the Contracts for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. is an affiliated broker-dealer.



JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the Contracts described in this Prospectus that they would not pay in connection with the sale of other Contracts issued by unaffiliated companies.



A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the Contracts, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.


Standard Compensation


The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 7.00% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. Contract Owners do not pay this compensation directly. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see "Charges and Deductions").


Additional Compensation and Revenue Sharing


To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the Contracts, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable NASD rules and other applicable laws and regulations, JH Distributors and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.


These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

Differential Compensation


Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a Contract.



CONFIRMATION STATEMENTS



We will send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, we will deem you to have ratified the transaction.



REINSURANCE ARRANGEMENTS



From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees, or other obligations.

            Appendix A: Examples of Calculation of Withdrawal Charge



EXAMPLE 1. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made, there are no partial withdrawals, and the Payment Enhancement is not elected. The table below illustrates five examples of the withdrawal charges that would be imposed if you surrender the Contract at the end of the contract year shown, based on hypothetical Contract Values.



                                                           WITHDRAWAL CHARGE
CONTRACT    HYPOTHETICAL    FREE WITHDRAWAL    PAYMENTS    -----------------
  YEAR     CONTRACT VALUE        AMOUNT       LIQUIDATED    PERCENT   AMOUNT
--------   --------------   ---------------   ----------    -------   ------
    2          55,000           5,000(A)        50,000         6%      3,000
    4          50,500           5,000(B)        45,500         5%      2,275
    6          60,000          10,000(C)        50,000         3%      1,500
    7          35,000           5,000(D)        45,000         2%        900
    8          70,000          20,000(E)        50,000         0%          0



During any Contract Year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the Contract less any prior partial withdrawals in that Contract Year.



(A) In the second Contract Year the earnings under the Contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (Contract Value less free withdrawal amount).



(B) In the example for the fourth Contract Year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments (50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (Contract Value less free withdrawal amount).



(C) In the example for the sixth Contract Year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (Contract Value less free withdrawal amount).



(D) In the example for the seventh Contract Year, the Contract has negative accumulated earnings ($35,000 - $50,000), so the free withdrawal amount is equal to 10% of payments (50,000 x 10% = $5,000) and the withdrawal charge is applied to total payments less the free withdrawal amount.



(E) There is no withdrawal charge on any payments liquidated that have been in the Contract for at least 7 years.



EXAMPLE 2. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made, the Payment Enhancement is not elected, and there are a series of four partial withdrawals made during the third Contract Year of $2,000, $5,000, $7,000 and $8,000.



                                                                     WITHDRAWAL CHARGE
 HYPOTHETICAL    PARTIAL WITHDRAWAL   FREE WITHDRAWAL    PAYMENTS    -----------------
CONTRACT VALUE        REQUESTED            AMOUNT       LIQUIDATED    PERCENT   AMOUNT
--------------   ------------------   ---------------   ----------    -------   ------
    65,000              2,000            15,000(A)             0         5%         0
    49,000              5,000             3,000(B)         2,000         5%       100
    52,000              7,000             4,000(C)         3,000         5%       150
    44,000              8,000                 0(D)         8,000         5%       400



The free withdrawal amount during any Contract Year is the greater of the Contract Value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that Contract Year.



(A) For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.



(B) The Contract has negative accumulated earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current Contract Year, the remaining free withdrawal amount during the third Contract Year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.



(C) The Contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.



(D) The free withdrawal amount is zero since the Contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year the full 10% of payments would be available again for withdrawal requests during that year.

                  Appendix B: Principal Plus for Life Examples



The following examples provide hypothetical illustrations of the benefits provided under the Principal Plus for Life optional benefit Rider. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.



EXAMPLE 1. Assume a single Purchase Payment of $100,000 at Covered Person's age 55, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-Up Dates, so there is no Step-Up and the Covered Person survives at least 31 years from issue.



                                                                                             GUARANTEED
                PURCHASE       GUARANTEED         LIFETIME     WITHDRAWAL              WITHDRAWAL BALANCE ON
CONTRACT YEAR   PAYMENTS   WITHDRAWAL AMOUNT   INCOME AMOUNT      TAKEN      BONUS      CONTRACT ANNIVERSARY
-------------   --------   -----------------   -------------   ----------   ------     ---------------------
   At issue     $100,000          N/A               N/A          $    0     $    0          $100,000(A)
      1                0       $5,000(A)            N/A               0      5,000(B)        105,000(C)
      2                0         5250(C)            N/A               0      5,000           110,000
      3                0        5,500               N/A               0      5,000           115,000
      4                0        5,750               N/A               0      5,000           120,000
      5                0        6,000               N/A               0      5,000           125,000
      6                0        6,250               N/A               0      5,000           130,000
      7                0        6,500               N/A               0      5,000           135,000
      8                0        6,750               N/A               0      5,000           140,000
      9                0        7,000               N/A               0      5,000           145,000
     10                0        7,250               N/A               0      5,000           150,000
     11                0        7,500            $7,500(D)        7,500          0           142,500
     12                0        7,500             7,500           7,500          0           135,000
     13                0        7,500             7,500           7,500          0           127,500
     14                0        7,500             7,500           7,500          0           120,000
     15                0        7,500             7,500           7,500          0           112,500
     20                0        7,500             7,500           7,500          0            75,000
     25                0        7,500             7,500           7,500          0            37,500
     30                0        7,500             7,500           7,500          0                 0
     31+               0            0             7,500           7,500          0                 0



(A) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000).



(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $100,000 = $5,000).



(C) Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 = $5,250).



(D) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 X $150,000 = $7,500).

EXAMPLE 2. Assume an initial Purchase Payment of $100,000 at Covered Person's age 65, an additional Purchase Payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the Contract Value at the end of year 3 is less than the Guaranteed Withdrawal Balance so there is no step-up.



                             GUARANTEED WITHDRAWAL    LIFETIME INCOME                                 GUARANTEED
                PURCHASE     AMOUNT AFTER PURCHASE     AMOUNT AFTER     WITHDRAWAL              WITHDRAWAL BALANCE ON
CONTRACT YEAR   PAYMENTS            PAYMENT          PURCHASE PAYMENT      TAKEN      BONUS      CONTRACT ANNIVERSARY
-------------   --------     ---------------------   ----------------   ----------   ------     ---------------------
   At issue     $100,000               --                    N/A         $    0      $    0          $100,000
      1                0           $5,000                 $5,000              0       5,000           105,000
      2           10,000(A)         5,750(A)               5,750              0       5,500(B)        120,500
      3                0            6,025                  6,025          6,025(C)        0(D)        114,475(C)
      4                0            6,025                  6,025              0       5,500           119,975
      5                0            6,025                  6,025              0       5,500           125,475



(A) In this example, there is an additional purchase payment at the beginning of the second contract year. Prior to that purchase payment the Guaranteed Withdrawal Amount is $5,250, as in Example 1 above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 X (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 X $10,000)) = $5,750).



(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $110,000 = $5,500).



(C) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).



(D)  No bonus is payable in any year that a withdrawal is taken.



EXAMPLE 3. Assume a single Purchase Payment of $100,000 at age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-Up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.



                                                                                     HYPOTHETICAL CONTRACT
                             GUARANTEED WITHDRAWAL    LIFETIME INCOME                  VALUE ON CONTRACT           GUARANTEED
                PURCHASE     AMOUNT AFTER PURCHASE     AMOUNT AFTER     WITHDRAWAL     ANNIVERSARY PRIOR     WITHDRAWAL BALANCE ON
CONTRACT YEAR   PAYMENTS            PAYMENT          PURCHASE PAYMENT      TAKEN          TO RIDER FEE        CONTRACT ANNIVERSARY
-------------   --------     ---------------------   ----------------   ----------   ---------------------   ---------------------
   At issue     $100,000           $   --                $   --         $    --           $     --                $100,000
      1                0            5,000                    --           5,000            102,000                  95,000
      2                0            5,000                    --           5,000            103,828                  90,000(A)
      3                0            5,000                 4,500(A)        5,000            105,781(B)              105,781(B)
      4                0            5,289(C)              5,289(C)        5,289             94,946                 100,492
      5                0            5,289                 5,289          10,000(C)          79,898                  79,898
      6                0            3,995(D)              3,995(D)



(A) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $90,000 = $4,500). In this example, since withdrawals were taken prior to the age 65 Contract Anniversary, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.



(B) At the end of contract year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $105,781.



(C) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289).



(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995).

                        Appendix C: Qualified Plan Types


TRADITIONAL IRAS

Individual Retirement Annuities


Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.



The Contract may be issued with a death benefit or an optional benefit Rider, such as Principal Plus for Life. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.


Distributions


In general, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.



The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.


ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.


Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:



-    made after the Owner attains age 59 1/2;



-    made after the Owner's death;



-    attributable to the Owner being disabled; or



- a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.



In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA. A Roth IRA, however, may not accept rollover contributions from other Qualified Plans, except (and only to the extent) that you can attribute designated Roth contributions to the rollover.



If the Contract is issued with certain death benefits or an optional benefit Rider, such as Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.


Conversion to a Roth IRA

You can convert a traditional IRA to a Roth IRA, unless:


-    you have adjusted gross income over $100,000; or


-    you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.


You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the

"converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.


SIMPLE IRA PLANS


In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. The Contract may be issued with a death benefit or an optional benefit Rider, such as Principal Plus for Life. The presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA. Employers intending to use the Contract in connection with such plans should seek independent tax advice.


SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)


Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with a death benefit or an optional benefit Rider, such as Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.


TAX-SHELTERED ANNUITIES


Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on Purchase Payments, and other tax consequences. In particular, purchasers should note that the Contract provides death benefit options that may exceed both aggregate Purchase Payments and Contract Value under the incidental death benefit rules. It is possible that the death benefit could result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or an optional benefit Rider, such as Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions that must be made.


Tax-sheltered annuity contracts must contain restrictions on withdrawals of:


- contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;



-    earnings on those contributions; and


- earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.


These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)


PENSION AND PROFIT SHARING PLANS QUALIFIED UNDER SECTION 401(A)


In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "Owner-employee".



Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the Contract" (as defined in the Code), if any. In general, an employee's "investment in the Contract" equals the aggregate amount of after tax premium payments made by the employee.

Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. (In the case of an employee who is a 5-percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the year in which the employee reaches age 70 1/2.)


CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS


The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed both aggregate Purchase Payments and Contract Value. It is possible that the presence of the death benefit could result in currently taxable income to the participant under the incidental death benefit rules. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with a death benefit or an optional benefit Rider such as Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS


Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.


A Section 457 plan must satisfy several conditions, including the following:


- it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency); and


- all compensation deferred under the plan must remain solely the employer's property, subject to the claims of the employer's creditors.


When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                  Appendix D: John Hancock USA Exchange Program
              (Not available with John Hancock New York Contracts)



John Hancock USA will permit an eligible Owner of a qualifying Contract to exchange that Contract for a new Venture variable annuity contract ("NEW CONTRACT"). If you are eligible and elect to exchange a John Hancock qualifying Contract, you must surrender your existing Contract and transfer all of its Contract Value to us. We will waive any future withdrawal charges under the New Contract we issue.


John Hancock Qualifying Contracts


This Program is not available with John Hancock New York contracts. We limit this exchange program to certain variable annuity contracts issued by either John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company. The qualifying variable annuity contracts are:



-    Accommodator 2000 variable annuity;



-    Declaration variable annuity;



-    Independence variable annuity;



-    Independence Preferred variable annuity;



-    Independence 2000 variable annuity;



-    Patriot variable annuity;



-    Revolution Access variable annuity; and



-    Revolution Value variable annuity.


Eligibility Requirements

You are eligible to participate in the John Hancock Exchange Program if:


-    You own a John Hancock qualifying Contract;



- Neither you nor any other payee receive annuity benefit payments under your John Hancock qualifying Contract;



- There are no remaining withdrawal charges that would be assessed against the value of your John Hancock qualifying Contract if you were to make a partial withdrawal or surrender that Contract;



- The death benefit value under your John Hancock qualifying Contract is less than or equal to the current surrender value of that Contract (see "Death Benefit Before Maturity Date" on page 5 of this Supplement); and



- If your John Hancock qualifying contact contains a Guaranteed Retirement Income Benefit Rider, the guaranteed benefit under that optional benefit is less than or equal to the current surrender value of that Contract.


                            IMPORTANT CONSIDERATIONS

AN EXCHANGE MAY NOT BE IN YOUR BEST INTEREST


The benefits and limitations, Variable Investment Options, and charges and deductions of a New Contract will differ from those of a John Hancock qualifying Contract. You should carefully review your existing Contract and the Venture Prospectus (including this supplement) before deciding to make an exchange.



We believe that an exchange as described above will not be a taxable event for Federal tax purposes; however, any Owner considering an exchange should consult a tax adviser. We reserve the right to terminate this exchange offer or to vary its terms at any time.


THE CHARGES AND EXPENSES OF A NEW CONTRACT DIFFER FROM THOSE UNDER YOUR EXISTING JOHN HANCOCK QUALIFYING CONTRACT


The New Contract and your qualifying John Hancock Contract have different Separate Account annual expenses, different Contract Owner transaction expenses, and different Variable Investment Options that result in different total operating expenses charged by the Funds, as noted in the tables below:

The following table compares the fees and expenses that you will pay under the New Contact and the John Hancock qualifying Contracts at the time that you buy a Contract, surrender the Contract, or transfer cash value between Investment Options. State premium taxes may also be deducted.



             NEW CONTRACT  ACCOMMODATOR                             INDEPENDENCE  INDEPENDENCE            REVOLUTION  REVOLUTION
               (Venture        2000      DECLARATION  INDEPENDENCE    PREFERRED       2000       PATRIOT    ACCESS       VALUE
               variable      variable      variable     variable      variable      variable    variable   variable    variable
               annuity)       annuity      annuity       annuity       annuity       annuity     annuity    annuity     annuity
             ------------  ------------  -----------  ------------  ------------  ------------  --------  ----------  ----------
                                                   MAXIMUM WITHDRAWAL CHARGE:
                          (AS % OF AMOUNT PURCHASE PAYMENTS) FOR EACH YEAR FOLLOWING A PURCHASE PAYMENT
YEAR 1:         waived          8.5%        6.0%         8.0%           8.0%          7.0%       6.0%         0%         7.0%
YEAR 2:         waived          7.5%        6.0%         8.0%           8.0%          6.0%       6.0%         0%         6.0%
YEAR 3:         waived          7.5%        5.0%         8.0%           8.0%          5.0%       5.0%         0%         5.0%
YEAR 4:         waived          7.5%        5.0%(1)      7.0%           7.0%          4.0%       5.0%(1)      0%         4.0%
YEAR 5:         waived          6.0%        4.0%(1)      7.0%           7.0%          3.0%       4.0%(1)      0%         3.0%
YEAR 6:         waived          4.5%        3.0%(1)      6.0%           6.0%          2.0%       3.0%(1)      0%         2.0%
YEAR 7:         waived          3.0%        2.0%(1)      6.0%           6.0%          1.0%       2.0%(1)      0%         1.0%
YEAR 8 AND        0%              0%          0%           0%             0%            0%         0%         0%           0%
THEREAFTER:

                                                     ANNUAL CONTRACT FEE:

                $30(4)         $ 30        $ 30(2)      $ 30(2)        $ 30(2)       $ 30(2)    $ 30(2)     $30(3)      $ 30(3)

                                                          TRANSFER FEE:

Maximum Fee     $25            $ 25        $ 25         $ 25           $ 25          $ 25         None      $25         $ 25
Current Fee     $ 0            $  0        $  0         $  0           $  0          $  0         None      $25         $  0



(1) Withdrawal charges for Contracts issued in NY by John Hancock Life Insurance Company differ from those shown. For these Contracts, the withdrawal charges for Years 4, 5, 6 and 7 are, respectively, 4%, 3%, 2% and 1%.



(2) This Annual Contract Fee charge applies only to Contracts of less than $10,000.



(3) This Annual Contract Fee charge applies only to Contracts of less than $50,000.



(4) This Annual Contract Fee charge applies only to Contracts of less than $99,000.

The following table compares fees and expenses that you will pay periodically under the New Contact and the John Hancock qualifying Contracts during the time that you own a Contract. This table does not include annual Fund operating expenses.



                                                                  DECLARATION  DECLARATION
                                                                    variable     variable
                                             NEW                    annuity      annuity
                                          CONTRACT  ACCOMMODATOR    (initial     (initial                 INDEPENDENCE  INDEPENDENCE
                                          (Venture      2000        payments     payments   INDEPENDENCE    PREFERRED       2000
                                          variable    variable       up to         over        variable     variable      variable
                                          annuity)     annuity     $250,000)    $250,000)      annuity       annuity       annuity
                                          --------  ------------  -----------  -----------  ------------  ------------  ------------
                                                  SEPARATE ACCOUNT ANNUAL EXPENSES:

Mortality and expense risks fee:          1.00%(1)      0.90%        0.90%        0.90%         0.90%        1.15%          1.10%
Administration fee- asset based:          0.15%         0.35%        0.35%        0.10%         0.50%        0.35%          0.30%
                                          ----          ----         ----         ----          ----         ----           ----
TOTAL (With No Optional Riders
   Reflected):                            1.15%(2)      1.25%        1.25%        1.00%         1.40%        1.50%          1.40%

Optional Annual Step Death Benefit Fee:   0.20%                                       Not Offered
                                          ----
TOTAL (With ASDB Fee):                    1.35%(3)

                                      FEES DEDUCTED FROM CONTRACT VALUE FOR OPTIONAL BENEFITS:

Principal Plus for Life (4)
Maximum fee:                              0.75%
                                                                                      Not Offered
Current fee:                              0.40%

Enhanced "Stepped Up" death benefit                                  0.15%        0.15%
   Rider(7)

Accidental death benefit Rider(7)                                    0.10%        0.10%

Nursing Home Waiver(5)                                               0.05%        0.05%

Enhanced death benefit Rider 6, (7)
                                             Not         Not
Earnings Enhancement death benefit Rider   Offered     Offered                                             Not Offered

Accumulated Value Enhancement
   (CareSolutions Plus) Rider(8)                                         Not Offered

Guaranteed Retirement Income Benefit
   Rider (7)

Waiver of Withdrawal Charge
   (CARESolutions) Rider(5)

                                           PATRIOT    PATRIOT
                                           variable   variable
                                           annuity    annuity
                                           (initial   (initial  REVOLUTION  REVOLUTION
                                           payments   payments    ACCESS       VALUE
                                            up to       over     variable    variable
                                          $250,000)  $250,000)    annuity     annuity
                                          ---------  ---------  ----------  ----------
                           SEPARATE ACCOUNT ANNUAL EXPENSES:

Mortality and expense risks fee:            0.90%      0.90%       0.95%       0.95%
Administration fee- asset based:            0.35%      0.10%       0.30%       0.30%
                                            ----       ----        ----        ----
TOTAL (With No Optional Riders
   Reflected):                              1.25%      1.00%       1.25%       1.25%

Optional Annual Step Death Benefit Fee:                    Not Offered

TOTAL (With ASDB Fee):

               FEES DEDUCTED FROM CONTRACT VALUE FOR OPTIONAL BENEFITS:

Principal Plus for Life (4)
Maximum fee:
                                                           Not Offered
Current fee:

Enhanced "Stepped Up" death benefit         0.15%      0.15%
   Rider(7)
                                                                      Not Offered
Accidental death benefit Rider(7)           0.10%      0.10%

Nursing Home Waiver(5)                      0.05%      0.05%

Enhanced death benefit Rider 6, (7)                                 0.25%       0.25%

Earnings Enhancement death benefit Rider                            0.25%       0.25%

Accumulated Value Enhancement                                       0.40%       0.35%
   (CareSolutions Plus) Rider(8)               Not Offered

Guaranteed Retirement Income Benefit                               0.30%       0.30%
   Rider (7)

Waiver of Withdrawal Charge                                          Not       0.10
   (CARESolutions) Rider(5)                                       Offered



(1) The Mortality and Expense Risks Fee is reduced to 0.85% in the eighth Contract Year and thereafter.



(2) The total Separate Account Annual Expenses (with no optional benefit Riders elected) is reduced to 1.00% in the eighth Contract Year and thereafter.



(3) The total Separate Account Annual Expenses (with the Annual Step Death Benefit Rider elected) is reduced to 1.20% in the eighth Contract Year and thereafter.



(4) The Principal Plus for Life fees are reflected as a percentage of Adjusted Guaranteed Withdrawal Balance



(5) The Nursing Home Waiver charge and the charge for the Waiver of Withdrawal Charge(CareSolutions Plus) Rider applies to that portion of your Contract's total value attributable to premiums that are still subject to withdrawal charges.



(6) The rate shown is applicable to Enhanced death benefit Riders issued after May 1, 2002. In certain states, and for Riders issued prior to May 1, 2002, a lower rate may apply.



(7) The Enhanced "Stepped Up" death benefit Rider Accidental death benefit Rider, Enhanced death benefit Rider, Earnings Enhancement death benefit Rider, and the Guaranteed Retirement Income Benefit Rider charges are a percentage of Contract total value.



(8) The Accumulated Value Enhancement (CareSolutions Plus) Rider charge is a percentage of initial premium payment.

THE VARIABLE INVESTMENT OPTIONS OF A NEW CONTRACT, INCLUDING THE CHARGES AND EXPENSES OF FUNDS, DIFFER FROM THOSE UNDER YOUR EXISTING JOHN HANCOCK QUALIFYING CONTRACT.



The Declaration variable annuity contract currently offers six Investment Options. The Accommodator 2000 variable annuity, Independence variable annuity, Independence Preferred variable annuity, Independence 2000 variable annuity and Patriot variable annuity contracts currently offer eighteen Variable Investment Options. Revolution Value variable annuity and Revolution Access variable annuity currently offer 25 Variable Investment Options. YOU CAN OBTAIN ADDITIONAL INFORMATION ABOUT THE AVAILABLE VARIABLE INVESTMENT OPTIONS UNDER YOUR JOHN HANCOCK QUALIFYING CONTRACT, INCLUDING A CURRENT PROSPECTUS FOR EACH OF THE FUNDS, BY CONTACTING JOHN HANCOCK LIFE INSURANCE COMPANY OR JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY AT THE FOLLOWING ADDRESS:



      ANNUITIES SERVICE CENTER:                      MAILING ADDRESS:
         601 Congress Street                      Post Office Box 55106
   Boston, Massachusetts 02210-2805          Boston, Massachusetts 02205-5106
   (617) 663-3000 or (800) 344-1029


     Toll-free for ACCOMMODATOR 2000, INDEPENDENCE, INDEPENDENCE 2000, INDEPENDENCE PREFERRED CONTRACTS: (800) 732-5543

     Toll-free for DECLARATION, PATRIOT, REVOLUTION ACCESS, REVOLUTION VALUE
     CONTRACTS: (800) 824-0335


You should review this information carefully before electing to exchange a John Hancock qualifying Contract for a New Contract.



If you elect to exchange your John Hancock qualifying Contract for a New Contract with a Principal Plus for Life optional benefit Rider, however, you may invest your Contract Value only in the Investment Options we make available with this benefit. We describe these Investment Options in the Prospectus. YOU CAN OBTAIN ADDITIONAL INFORMATION ABOUT ALL THE AVAILABLE VARIABLE INVESTMENT OPTIONS UNDER THE NEW CONTRACT, INCLUDING A CURRENT PROSPECTUS FOR EACH OF THE FUNDS, BY CONTACTING OUR ANNUITIES SERVICE CENTER AT THE FOLLOWING ADDRESS:



      ANNUITIES SERVICE CENTER:                      MAILING ADDRESS:
         601 Congress Street                      Post Office Box 55230
   Boston, Massachusetts 02210-2805          Boston, Massachusetts 02205-5230
   (617) 663-3000 or (800) 344-1029



You should review this information carefully before electing to exchange a John Hancock qualifying Contract for a New Contract.



The next table compares the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own a Contract. Fees and expenses of the Funds are not fixed or specified under the terms of the Contracts and may vary from year to year. In most cases, the New Contract's Variable Investment Options invest in the Series II class of shares of the John Hancock Trust and are subject to a 12b-1 fee. The John Hancock qualifying Contracts contain fewer Variable Investment Options, as described above. In most cases, the John Hancock qualifying Contract's Variable Investment Option invests in the NAV class of shares of the John Hancock Trust and is not subject to a 12b-1 fee. More detail concerning the fees and expenses of each Fund is contained in that Fund's prospectus.



             NEW
          CONTRACT  ACCOMMODATOR                             INDEPENDENCE  INDEPENDENCE            REVOLUTION  REVOLUTION
          (Venture      2000      DECLARATION  INDEPENDENCE    PREFERRED       2000       PATRIOT    ACCESS       VALUE
          variable    variable      variable     variable      variable      variable    variable   variable    variable
          annuity)     annuity      annuity       annuity       annuity       annuity     annuity    annuity     annuity
          --------  ------------  -----------  ------------  ------------  ------------  --------  ----------  ----------
                                       TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES -
Range of expenses that are deducted from Fund assets, including management fees, Rule 12b-1 fees, and other expenses:
MINIMUM:    0.77%       0.50%        0.50%         0.50%         0.50%         0.50%       0.50%      0.50%       0.50%
MAXIMUM:    1.42%       1.28%        1.28%         1.28%         1.28%         1.28%       1.28%      1.28%       1.28%



THE NEW CONTRACT DOES NOT CURRENTLY PROVIDE A FIXED INVESTMENT OPTION, UNLIKE YOUR EXISTING JOHN HANCOCK QUALIFYING CONTRACT.



The New Contract does not currently offer Fixed Investment Options, and you will not have the ability to invest in a Fixed Investment Option if you elect to participate in the John Hancock exchange program.

UNDER CERTAIN JOHN HANCOCK QUALIFYING CONTRACTS, YOUR CONTRACT VALUE MAY BE ADJUSTED BY A "MARKET VALUE ADJUSTMENT IF YOU ELECT TO PARTICIPATE IN THE JOHN HANCOCK EXCHANGE PROGRAM.


If your John Hancock qualifying Contract is a Declaration, Patriot, Revolution Access or Revolution Value variable annuity contract, you currently have the ability to invest in a Guaranteed Period Fixed Investment Option that has a "market value adjustment" or "MVA" feature and, in some states, a minimum guaranteed rate. The New Contract does not offer a similar Investment Option. If you exchange your Contract for a New Contract, the market value adjustment may be applied to your exchanged value if all or a part of your Contract Value is allocated to a Guarantee Period. The MVA may reduce the exchanged amount when current interest rates are higher than the credited rate on the fixed investment although the magnitude of the adjustments may differ due to differences in adjustment formulas. The MVA adjustment also provides upside potential, increasing the exchanged value when current interest rates are lower than the Fixed Investment Option credited rate. You should carefully review your John Hancock qualifying Contract and the prospectus for that Contract for additional information on the calculation of a market value adjustment before you elect to participate in the John Hancock exchange program.



The "MVA" adjustment described above does not apply if your John Hancock qualifying Contract is an Accommodator 2000, Independence, Independence Preferred, or Independence 2000 variable annuity contract. These Contracts contain provisions that permit allocation of Contract Value in a fixed rate Investment Option with a guaranteed minimum interest rate.


WITHDRAWAL CHARGES


Under the John Hancock exchange program, we will waive any withdrawal charge described elsewhere in the Venture Prospectus if you exchange your John Hancock qualifying Contract for a New Contract. This means that any Purchase Payments you make to a New Contract, including any additional premium payments after we issue a New Contract, will not be subject to a withdrawal charge.



If you elect not to participate in the John Hancock exchange program, you may keep your John Hancock qualifying Contract and continue to make additional premium payments as permitted under the terms of that Contract. If you do, those premiums will be subject to withdrawal charges in accordance with the terms stated in that Contract. We compare the maximum withdrawal charges for John Hancock qualifying Contracts with the waived withdrawal charge under a New Contract in the first table above.


DEATH BENEFIT BEFORE THE MATURITY DATE


The death benefit under your John Hancock qualifying Contract:


- may affect your eligibility to participate in the John Hancock exchange program;

- may provide coverage on one or more persons who are not covered under a New Contract; and

- may be for amounts or durations that are not the same as the death benefit under a New Contract.


We provide a general summary of these matters in the following sections, but you should review your John Hancock qualifying Contract carefully before you elect to participate in the John Hancock Exchange Program for more specific information applicable to you.



ELIGIBILITY DETERMINATION. The death benefit value under your John Hancock qualifying Contract must be less than or equal to the current surrender value of that Contract for you to participate in the John Hancock exchange program. We determine whether your John Hancock qualifying Contract satisfies this eligibility requirement at the end of the last Business Day of each calendar month. If it does, you may elect to participate in the John Hancock Exchange Program, assuming you meet all the other eligibility requirements, during the immediately following calendar month. The death benefit amount under your John Hancock qualifying Contract may increase or decrease, as provided in that Contract, during this election period.



If we approve, you may also elect to participate in the John Hancock Exchange Program if the death benefit value under your John Hancock qualifying Contract is less than or equal to the surrender value of that Contract on a different eligibility determination date, provided you meet all the other eligibility requirements on that date.



COVERED PERSONS. The following table indicates the person(s) who are covered for a minimum guaranteed death benefit before the Maturity Date. This table is only a summary; minimum guaranteed death benefit features may vary by state. You should carefully read the prospectus for the New Contract, your John Hancock qualifying Contract and the prospectus for your John Hancock qualifying Contract for more information on the terms, limits and conditions applicable to your situation.

               NEW
            CONTRACT  ACCOMMODATOR                             INDEPENDENCE  INDEPENDENCE            REVOLUTION  REVOLUTION
            (Venture      2000      DECLARATION  INDEPENDENCE    PREFERRED       2000       PATRIOT    ACCESS       VALUE
            variable    variable      variable     variable      variable      variable    variable   variable    variable
            annuity)     annuity      annuity       annuity       annuity       annuity     annuity    annuity     annuity
            --------  ------------  -----------  ------------  ------------  ------------  --------  ----------  ----------
COVERED PERSON FOR MINIMUM GUARANTEED DEATH BENEFIT BEFORE MATURITY DATE:
OWNER:         Yes        No(1)        No(1)         No(1)         No(1)         No(1)       No(1)     Yes(2)      Yes(2)
ANNUITANT:    No(3)        Yes          Yes           Yes           Yes           Yes         Yes      Yes(2)      Yes(2)



(1) Unless you are also the Annuitant, the minimum amount payable upon death of an Owner is not guaranteed and will reflect a Contract's then current account value.



(2) The minimum guaranteed death benefit for Revolution Access and Revolution Value Contracts generally is based on death of the Owner or Annuitant, whichever first occurs. In certain states ( IL & MN), the minimum guaranteed death benefit is based on the Annuitant's life.



(3) There is no minimum guaranteed death benefit applicable to an Annuitant under a New Contract unless the Owner also is the Annuitant.



AMOUNT OF MINIMUM DEATH BENEFIT BEFORE MATURITY DATE. The amount of a minimum guaranteed death benefit may differ between your John Hancock qualifying Contract and any New Contract that we may issue under the John Hancock Exchange Program. The following information provides a general summary and may be subject to specific terms, limits and conditions. You should carefully review the Prospectus for the New Contract, your John Hancock qualifying Contract and the Prospectus for your John Hancock qualifying Contract for more information on the terms, limits and conditions applicable to your situation.



- NEW CONTRACT (Venture variable annuity). The guaranteed minimum death benefit is equal to the greater of (1) the sum of all Purchase Payments less withdrawals, or (2) the current Contract Value.



- ACCOMMODATOR 2000 variable annuity. The guaranteed minimum death benefit is based on the greater of: (1) the current Contract Value or (2) total premium payments less withdrawals and charges (after anniversary nearest age 65, Contract Value paid only).



- DECLARATION variable annuity. The guaranteed minimum death benefit is based on the greater of: accumulated value (adjusted for MVA- except NY) or Purchase Payments less partial withdrawals.



- INDEPENDENCE variable annuity. The guaranteed minimum death benefit is based on the greater of:: (1) Contract Value or (2) total premium payments less withdrawals and charges (after anniversary nearest age 75, Contract Value paid only).



- INDEPENDENCE PREFERRED variable annuity. The guaranteed minimum death benefit is based on the greatest of: (1) Contract Value (2) total premiums less withdrawals and charges, (3) Stepped up value as of last 3-year anniversary (stops at anniversary prior to age 81)



- INDEPENDENCE 2000 variable annuity. The guaranteed minimum death benefit is based on the greatest of: (1) Contract Value (2) total premiums less withdrawals and charges, (3) Stepped up value as of last 5-year anniversary (stops at anniversary prior to age 81).



- PATRIOT variable annuity. The guaranteed minimum death benefit is based on the greater of: accumulated value (adjusted for MVA- except NY) or (2) the sum of all Purchase Payments less withdrawals.



- REVOLUTION ACCESS variable annuity. The guaranteed minimum death benefit is based on the greater of: (1) current Contract Value adjusted by a "market value adjustment" (no adjustment for NY Contracts) or (2) the sum of all Purchase Payments less withdrawals.



- REVOLUTION VALUE variable annuity. The guaranteed minimum death benefit is based on the greater of: (1) current Contract Value adjusted by a "market value adjustment" (no adjustment for NY Contracts) or (2) the sum of all Purchase Payments less withdrawals.



Even if the current death benefit value under your John Hancock qualifying Contract is no greater than your Contract's surrender value, you should consider the possibility that that the minimum death benefit under that Contract could increase in the future. You should also review your John Hancock qualifying Contract carefully for the impact of withdrawals on that Contract's guaranteed minimum death benefit. The manner in which we adjust the guaranteed minimum death benefit under a New Contract for withdrawals may differ from that under a John Hancock qualifying Contract. (See the section in the New Contract (Venture) Prospectus entitled "Description of the Contract - Death Benefit During Accumulation Period" for more information about the New Contract.)

                                    VERSION B
                           (Venture Variable Annuity)
                          (currently issued contracts)

                                                    Prospectus dated May 1, 2006


                             (JOHN HANCOCK(R) LOGO)
                             JOHN HANCOCK ANNUITIES


                            Venture Variable Annuity


This Prospectus describes interests in VENTURE flexible Purchase Payment deferred combination fixed and variable annuity contracts (singly, a "Contract" and collectively, the "Contracts") issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. Unless otherwise specified, "we," "us," "our," or a "Company" refers to the applicable issuing Company of a Contract. You, the Contract Owner, should refer to the first page of your Venture variable annuity Contract for the name of your issuing Company.



VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity benefit payments according to the investment performance of applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Sub-Account invests in one of the following Funds of John Hancock Trust that corresponds to a Variable Investment Option that we make available on the date of this Prospectus. We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund:



AIM CAPITAL MANAGEMENT, INC.
   Mid Cap Core Trust
CAPITAL GUARDIAN TRUST COMPANY
   Income & Value Trust
   U.S. Large Cap Trust
CAPITAL RESEARCH AND MANAGEMENT COMPANY
   American Bond Trust
   American Growth Trust
   American Growth-Income Trust
   American International Trust
DAVIS SELECTED ADVISERS, L.P.
   Financial Services Trust
   Fundamental Value Trust
DEUTSCHE ASSET MANAGEMENT, INC.
   Real Estate Securities Trust
GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
   International Core Trust
JENNISON ASSOCIATES LLC
   Capital Appreciation Trust
LEGG MASON CAPITAL MANAGEMENT, INC.
   Core Equity Trust
MARSICO CAPITAL MANAGEMENT, LLC
   International Opportunities Trust
MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
   Index Allocation Trust
   Lifestyle Aggressive Trust
   Lifestyle Balanced Trust
   Lifestyle Conservative Trust
   Lifestyle Growth Trust
   Lifestyle Moderate Trust
   Money Market Trust
   Pacific Rim Trust
MUNDER CAPITAL MANAGEMENT
   Small Cap Opportunities Trust
PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   Global Bond Trust
   Total Return Trust
PZENA INVESTMENT MANAGEMENT, LLC
   Classic Value Trust
T. ROWE PRICE ASSOCIATES, INC.
   Blue Chip Growth Trust
   Equity-Income Trust
   Health Sciences Trust
   Science & Technology Trust
   Small Company Value Trust
TEMPLETON INVESTMENT COUNSEL, LLC
   International Small Cap Trust
   International Value Trust
UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
   Global Allocation Trust
VAN KAMPEN
   Value Trust
WELLINGTON MANAGEMENT COMPANY, LLP
   Investment Quality Bond Trust
   Mid Cap Stock Trust
   Natural Resources Trust
   Small Cap Growth Trust
   Small Cap Value Trust
WESTERN ASSET MANAGEMENT COMPANY
   High Yield Trust
   Strategic Bond Trust
   U.S. Government Securities Trust


CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE INVESTMENT OPTIONS THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


If you purchase a John Hancock New York Contract, you may elect a "PAYMENT ENHANCEMENT" feature for an extra fee. If you do, John Hancock New York will add a Payment Enhancement of at least 4% of each Purchase Payment that you make under your Contract. Expenses (including withdrawal charges) for a Contract which has a Payment Enhancement may be higher (or for a longer time period) than the expenses for a Contract which does not have a Payment Enhancement. The amount of the Payment Enhancement may, over time, be more than offset by the additional fees and charges associated with the Payment Enhancement.


                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


    ANNUITIES SERVICE CENTER                             MAILING ADDRESS
       601 Congress Street                            Post Office Box 55230
Boston, Massachusetts 02210-2805                Boston, Massachusetts 02205-5230
(617) 663-3000 or (800) 344-1029                  www.johnhancockannuities.com


                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK


    ANNUITIES SERVICE CENTER                             MAILING ADDRESS
       601 Congress Street                            Post Office Box 55013
Boston, Massachusetts 02210-2805                Boston, Massachusetts 02205-5013
(877) 391-3748 or (800) 551-2078                   www.johnhancocknewyork.com

                                Table of Contents


GLOSSARY OF SPECIAL TERMS.................................................     1
OVERVIEW..................................................................     3
FEE TABLES................................................................     7
   EXAMPLES...............................................................     8
GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS.........    11
   THE COMPANIES..........................................................    11
   THE SEPARATE ACCOUNTS..................................................    12
   THE FUNDS..............................................................    12
   VOTING INTEREST........................................................    17
DESCRIPTION OF THE CONTRACT...............................................    18
   ELIGIBLE PLANS.........................................................    18
   ELIGIBLE GROUPS........................................................    18
   ACCUMULATION PERIOD PROVISIONS.........................................    18
      Purchase Payments...................................................    18
      Accumulation Units..................................................    19
      Value of Accumulation Units.........................................    19
      Net Investment Factor...............................................    19
      Transfers Among Investment Options..................................    20
      Maximum Number of Investment Options................................    20
      Telephone and Electronic Transactions...............................    21
      Special Transfer Services-Dollar Cost Averaging.....................    21
      Special Transfer Services-Asset Rebalancing Program.................    22
      Withdrawals.........................................................    22
      Special Withdrawal Services-The Income Plan.........................    22
      Death Benefit During Accumulation Period............................    23
   PAY-OUT PERIOD PROVISIONS..............................................    24
      General.............................................................    24
      Annuity Options.....................................................    25
      Determination of Amount of the First Variable Annuity Benefit
      Payment.............................................................    26
      Annuity Units and the Determination of Subsequent Variable Annuity
      Benefit Payments....................................................    26
      Transfers During Pay-out Period.....................................    26
      Death Benefit During Pay-out Period.................................    27
   OTHER CONTRACT PROVISIONS..............................................    27
      Right to Review.....................................................    27
      Ownership...........................................................    27
      Annuitant...........................................................    28
      Beneficiary.........................................................    28
      Modification........................................................    28
      Our Approval........................................................    28
      Discontinuance of New Owners........................................    28
      Misstatement and Proof of Age, Sex or Survival......................    28
   FIXED INVESTMENT OPTIONS...............................................    28
   OPTIONAL BENEFITS......................................................    30
      Principal Plus for Life.............................................    30
      Payment Enhancement.................................................    38
CHARGES AND DEDUCTIONS....................................................    40
   WITHDRAWAL CHARGES.....................................................    40
      Waiver of Applicable Withdrawal Charge - Confinement to Eligible
      Nursing Home........................................................    41
   ANNUAL CONTRACT FEE....................................................    41
   ASSET-BASED CHARGES....................................................    41
      Daily Administration Fee............................................    42
      Mortality and Expense Risks Fee.....................................    42
   REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS.....................    42
   PREMIUM TAXES..........................................................    43
FEDERAL TAX MATTERS.......................................................    44
   INTRODUCTION...........................................................    44
   OUR TAX STATUS.........................................................    44
   SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS...........................    44
   NON-QUALIFIED CONTRACTS................................................    44
      Undistributed Gains.................................................    44
      Taxation of Annuity Payments........................................    45
      Surrenders, Withdrawals and Death Benefits..........................    45
      Taxation of Death Benefit Proceeds..................................    45
      Penalty Tax on Premature Distributions..............................    46
      Puerto Rico Non-Qualified Contracts.................................    46
      Diversification Requirements........................................    46
   QUALIFIED CONTRACTS....................................................    47
      Penalty Tax on Premature Distributions..............................    47
      Tax-Free Rollovers..................................................    48
      Loans...............................................................    48
      Puerto Rico Contracts Issued to Fund Retirement Plans...............    49
   SEE YOUR OWN TAX ADVISER...............................................    49
GENERAL MATTERS...........................................................    50
   ASSET ALLOCATION SERVICES..............................................    50
   RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM.................. 50
   DISTRIBUTION OF CONTRACTS..............................................    50
      Standard Compensation...............................................    50
      Additional Compensation and Revenue Sharing.........................    51
      Differential Compensation...........................................    51
   CONFIRMATION STATEMENTS................................................    51
   REINSURANCE ARRANGEMENTS...............................................    51
APPENDIX A: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE..................   A-1
APPENDIX B: PRINCIPAL PLUS FOR LIFE EXAMPLES..............................   B-1
APPENDIX C: QUALIFIED PLAN TYPES..........................................   C-1
APPENDIX D: JOHN HANCOCK USA EXCHANGE PROGRAM.............................   D-1
APPENDIX U: ACCUMULATION UNIT VALUE TABLES................................   U-1

We provide additional information about the Contracts and the Separate Accounts in Statements of Additional Information, dated the same date as this Prospectus, which we filed with the SEC and incorporate herein by reference. You may obtain the Statement of Additional Information applicable to your Contract without charge by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.



JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
Statement of Additional Information
Table of Contents



General Information and History...........................................     3
Accumulation Unit Value Tables............................................     3
Services..................................................................     3
   Independent Auditors...................................................     3
   Servicing Agent........................................................     3
   Principal Underwriter..................................................     3
   Special Compensation and Reimbursement Arrangements....................     4
Appendix A: Audited Financial Statements..................................   A-1



JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A Statement of Additional Information
Table of Contents



General Information and History...........................................     3
Accumulation Unit Value Tables............................................     3
Services..................................................................     3
   Independent Auditors...................................................     3
   Servicing Agent........................................................     3
   Principal Underwriter..................................................     3
   Special Compensation and Reimbursement Arrangements....................     4
Appendix A: Audited Financial Statements..................................   A-1

                            Glossary of Special Terms



The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.



ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.



ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant", the second person named is referred to as "co-Annuitant". The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant". The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.



ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 601 Congress St. Boston, MA 02210-2805.



ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity benefit payments made by us.



ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity benefit payments.



BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.



BUSINESS DAY: Any day on which the New York Stock Exchange is open for business.



CODE: The Internal Revenue Code of 1986, as amended.



COMPANY: John Hancock USA or John Hancock New York.



CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.



CONTRACT: The variable annuity contract offered by this Prospectus.



CONTRACT ANNIVERSARY: The anniversary of the Contract Date.



CONTRACT DATE: The date of issue of the Contract.



CONTRACT VALUE: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.



CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.



DEBT: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.



FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.



FIXED INVESTMENT OPTION: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.



FUND: A series of a registered open-end investment management company which corresponds to a Variable Investment Option.



GENERAL ACCOUNT: All of a Company's assets, other than assets in its Separate Account and any other separate accounts it may maintain.



INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners.



JOHN HANCOCK NEW YORK: John Hancock Life Insurance Company of New York.



JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).



LOAN ACCOUNT: The portion of our General Account that we use for collateral for a loan under certain Qualified Contracts.



MATURITY DATE: The date on which the Pay-out Period commences and we begin to make annuity benefit payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.



NON-QUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.



OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you". The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.



PAY-OUT PERIOD: The period when we make annuity benefit payments to you following the Maturity Date.



PROSPECTUS: This Prospectus that describes interests in the Contract.



PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.



QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.



QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.



RIDER: An optional benefit that you may elect for an additional charge.



SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.



SUB-ACCOUNT: A Sub-Account of a Separate Account. Each Sub-Account invests in shares of a specific Fund.



UNPAID LOANS: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.



VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.



VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Fund.

                                    Overview



This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.



Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchase a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.


WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?


The Contract is a flexible Purchase Payment deferred combination fixed and variable annuity contract between you and a Company. "Deferred payment" means payments by a Company begin on a future date under the Contract. "Variable" means your investment amounts in the Contract may increase or decrease in value daily based upon your investment choices. The Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis.



WHO IS ISSUING MY CONTRACT?



Your Contract provides the name of the Company that issues your Contract. In general, John Hancock USA may issue the Contract in any jurisdiction except New York. John Hancock New York issues the Contract only in New York. Each Company sponsors its own Separate Account.


WHAT ARE SOME BENEFITS OF THE CONTRACT?


The Contract offers tax-deferred treatment of earnings, a death benefit, an optional guaranteed withdrawal benefit and annuity benefit payments.



In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. WHEN YOU PURCHASE A CONTRACT FOR ANY TAX-QUALIFIED RETIREMENT PLAN, THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRED TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE PLAN. CONSEQUENTLY, YOU SHOULD PURCHASE A CONTRACT FOR A QUALIFIED PLAN ONLY ON THE BASIS OF OTHER BENEFITS OFFERED BY THE CONTRACT. THESE BENEFITS MAY INCLUDE LIFETIME INCOME PAYMENTS, PROTECTION THROUGH LIVING AND DEATH BENEFIT, AND GUARANTEED FEES.



We will pay a death benefit to your Beneficiary if you die during the Accumulation Period. The amount of the death benefit will vary based on your age at death and how long the Contract has been issued to you. The death benefit amount will be less any amounts deducted in connection with partial withdrawals. The Contract also offers an optional, guaranteed minimum withdrawal benefit called "Principal Plus for Life" for an additional fee, which we describe in this Prospectus under the section, "Optional Benefits".



We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity benefit payments will begin on the Maturity Date. You select the Maturity Date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the Annuitant.


HOW DOES THE CONTRACT WORK?


Under the Contract, you make one or more Purchase Payments to a Company for a period of time, known as the Accumulation Period. Later, beginning on the Contract's Maturity Date, that Company makes one or more annuity benefit payments under the Contract, known as the Pay-out Period. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments during the Pay-out Period may either be variable or fixed, depending upon your investment choices.


HOW CAN I INVEST MONEY IN THE CONTRACT?


We use the term Purchase Payment to refer to the investments you make in the Contract. The table below shows the required minimum amount for the initial Purchase Payment. The table also shows the required minimum amount for subsequent Purchase Payments. Generally, you may make additional Purchase Payments at any time.



    TYPE         MINIMUM INITIAL   MINIMUM SUBSEQUENT
OF CONTRACT     PURCHASE PAYMENT    PURCHASE PAYMENT
-----------     ----------------   ------------------
Non-Qualified        $5,000                $30
   Qualified         $2,000                $30

If you purchase a John Hancock New York Contract with the optional Payment Enhancement feature, the minimum initial Purchase Payment is $10,000.


If a Purchase Payment causes your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment.


WHAT ARE MY INVESTMENT CHOICES?


There are two main types of Investment Options: Variable Investment Options and Fixed Investment Options.



VARIABLE INVESTMENT OPTIONS. You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Fund. The Fund prospectus contains a full description of a Fund. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in a Fund directly and reinvested all Fund dividends and distributions in additional shares. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments will depend upon the investment performance of the underlying Fund of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.



Allocating assets only to one or a small number of the Variable Investment Options (other than the Lifestyle or Index Allocation Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related businesses, including internet-related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.



FIXED INVESTMENT OPTIONS. Currently, we do not make any Fixed Investment Options available, other than a DCA Fixed Investment Option. If available, Fixed Investment Options will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to your Investment Account for the term of any guarantee period we may make available.



HOW CAN I CHANGE MY INVESTMENT CHOICES?



ALLOCATION OF PURCHASE PAYMENTS. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time.



TRANSFERS AMONG INVESTMENT OPTIONS. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in the section entitled "Transfers Among Investment Options." During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period." However, during the Pay-out Period, you may not transfer from a Variable Investment Option to a Fixed Investment Option, or from a Fixed Investment Option to a Variable Investment Option.



The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Fund to increased Fund transaction costs (affecting the value of the shares) and/or disruption to the corresponding Fund manager's ability to effectively manage such corresponding Fund, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.


CAN I TAKE OUT ANY OF MY MONEY?


During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we will treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax.

WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY I BUY UNDER THE CONTRACT?


For the additional charge shown in the Fee Tables, you may elect a Rider offering optional benefits. The following Riders are available under the Contract. The availability of the Riders may vary by state. For additional information on these Riders, please see the section entitled "Optional Benefits".



1) PRINCIPAL PLUS FOR LIFE



We designed the Principal Plus for Life benefit to guarantee the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a "Guaranteed Withdrawal Amount" each year. The initial Guaranteed Withdrawal Amount equals 5% of a "Guaranteed Withdrawal Balance". The initial Guaranteed Withdrawal Balance equals your initial Purchase Payment for the Contract, up to a $5 million maximum. You can withdraw the Guaranteed Withdrawal Amount each year until the Guaranteed Withdrawal Balance is depleted to zero. In addition, after you attain age 65, we will calculate a "Lifetime Income Amount". If you subsequently limit your annual withdrawals to the Lifetime Income Amount, we will make the Lifetime Income Amount benefit available to you for as long as you live, even after you have recovered your investments in the Contract, and even after your Contract Value reduces to zero.



THE LIFETIME INCOME AMOUNT WILL EQUAL THE GUARANTEED WITHDRAWAL AMOUNT IF YOU DO NOT TAKE ANY WITHDRAWALS UNTIL YOUR AGE 65 CONTRACT ANNIVERSARY (I.E., THE CONTRACT ANNIVERSARY ON OR NEXT FOLLOWING YOUR 65TH BIRTHDAY), OR IF YOU PURCHASE A CONTRACT AFTER YOU ATTAIN AGE 65. IF YOU PURCHASE A CONTRACT FOR TWO OR MORE OWNERS, THE LIFETIME INCOME AMOUNT APPLIES ONLY TO THE LIFE OF THE OLDEST OWNER.



Under Principal Plus for Life, you choose how much Contract Value to withdraw at any time. If your withdrawals (including any applicable withdrawal charges) exceed the Guaranteed Withdrawal Amount in any year, we may reduce the Guaranteed Withdrawal Amount that we guarantee for future withdrawals. Similarly, we may reduce the Lifetime Income Amount that we guarantee for future lifetime benefit payments if your withdrawals (including any applicable withdrawal charges) exceed the Lifetime Income Amount in any year after you attain age 65. We will pay withdrawal benefits automatically in certain circumstances that we describe in the "Optional Benefits - Principal Plus for Life" section of the Prospectus.



YOU COULD LOSE BENEFITS IF YOUR ANNUAL WITHDRAWALS EXCEED THE GUARANTEED WITHDRAWAL AMOUNT OR LIFETIME INCOME AMOUNT. THE LIFETIME INCOME AMOUNT MAY BE LESS THAN THE GUARANTEED WITHDRAWAL AMOUNT IF YOU TAKE ANY WITHDRAWALS BEFORE YOUR AGE 65 CONTRACT ANNIVERSARY. YOU WILL LOSE THE LIFETIME INCOME AMOUNT IF YOUR WITHDRAWALS BEFORE THE AGE 65 CONTRACT ANNIVERSARY DEPLETE YOUR CONTRACT VALUE AND ANY REMAINING GUARANTEED WITHDRAWAL BALANCE TO ZERO.



We reduce the Guaranteed Withdrawal Balance each time you take a withdrawal. On the Contract Anniversary on or after you reach 65, or if you are 65 or older at the time of purchase, the Lifetime Income Amount will equal 5% of the Guaranteed Withdrawal Balance at that time. We will increase the Guaranteed Withdrawal Balance by a Bonus if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, we may also increase or "Step-Up" the Guaranteed Withdrawal Balance on certain dates. You may also increase the amounts we guarantee by making additional Purchase Payments that we accept. WE IMPOSE SPECIAL LIMITS ON ADDING PURCHASE PAYMENTS AFTER THE INITIAL PURCHASE PAYMENT FOR CONTRACTS ISSUED WITH PRINCIPAL PLUS FOR LIFE.



IF YOU ELECT TO PURCHASE PRINCIPAL PLUS FOR LIFE, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE FOR THIS BENEFIT. WE ALSO RESERVE THE RIGHT TO IMPOSE ADDITIONAL RESTRICTIONS ON INVESTMENT OPTIONS AT ANY TIME. If we do impose additional restrictions, any amounts you allocated to a permitted Investment Option will not be affected by the restriction as long as it remains in that Investment Option (We describe the currently available Investment Options for Contracts issued with Principal Plus for Life in the "Optional Benefits" section of this Prospectus.)



Principal Plus for Life is available only at Contract issue and cannot be revoked once elected. Principal Plus for Life is not available if you are over age 80.



2) PAYMENT ENHANCEMENT (Only available in New York)



Under this Rider, John Hancock New York will credit a Payment Enhancement equal to 4% of the Purchase Payment and allocate it among Investment Options in the same proportions as your Purchase Payments. John Hancock New York Contracts with this feature will be subject to a higher withdrawal charge and for a longer period of time. The Payment Enhancement is available only at Contract issue and cannot be revoked once elected. Your initial Purchase Payment must be at least $10,000 to elect the Payment Enhancement.

WHAT CHARGES DO I PAY UNDER THE CONTRACT?


Your Contract has an annual Contract fee of $30. Your Contract also has asset-based charges to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to assets you have in a Fixed Investment Option. We take the deduction proportionally from each of your Variable Investment Options. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options based on your value in each.



If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date, or if you surrender your Contract, in its entirety, for cash prior to the Maturity Date, we may assess a withdrawal charge. The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables.



WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?



In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:



- full or partial withdrawals (including surrenders and systematic withdrawals);



-    payment of any death benefit proceeds; and


-    periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:


-    the type of the distribution;



-    when the distribution is made;



-    the nature of any Qualified Plan for which the contract is being used; and


-    the circumstances under which the payments are made.


If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.



Special 10% tax penalties apply in many cases to the taxable portion of any distributions taken from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible Purchase Payments you paid or on any earnings under the Contract.



IF YOU ARE PURCHASING THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX-DEFERRAL BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLANS PURCHASE OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.



We provide additional information on taxes in the "Federal Tax Matters" section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.


CAN I RETURN MY CONTRACT?


In most cases, you have the right to cancel your Contract within 10 days (or longer in some states) after you receive it. In most states, you will receive a refund equal to the Contract Value (minus any Unpaid Loans) on the date of cancellation, adjusted by any then-applicable market value adjustments and increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract is issued as an "IRA," you will receive a refund of any Purchase Payments you made. The date of cancellation is the date we receive the Contract.


WILL I RECEIVE A CONFIRMATION STATEMENT?


We will send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                   Fee Tables


The following tables describe the fees and expenses that you will pay when buying, owning and surrendering a Venture Contract. These fees are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Total Annual Fund Operating Expenses" are described in detail in the Fund prospectus. Unless otherwise shown, the tables below show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).


THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.


                     CONTRACT OWNER TRANSACTION EXPENSES(A)



MAXIMUM WITHDRAWAL CHARGE(B)           JOHN HANCOCK USA       JOHN HANCOCK NEW YORK          JOHN HANCOCK NEW YORK
----------------------------           ----------------   -----------------------------   --------------------------
(as percentage of Purchase Payments)                      (without Payment Enhancement)   (with Payment Enhancement)
   First Year                                   6%                       6%                             8%
   Second Year                                  6%                       6%                             8%
   Third Year                                   5%                       5%                             7%
   Fourth Year                                  5%                       5%                             7%
   Fifth Year                                   4%                       4%                             5%
   Sixth Year                                   3%                       3%                             4%
   Seventh Year                                 2%                       2%                             3%
   Eighth Year                                  0%                       0%                             1%
   Thereafter                                   0%                       0%                             0%

TRANSFER FEE(C)
   Maximum Fee                                $25                      $25                            $25
   Current Fee                                $ 0                      $ 0                            $ 0



(A) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment (See "General Matters - Premium Taxes").



(B) This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of each Purchase Payment.



(C) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.



THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL FUND OPERATING EXPENSES.



               PERIODIC FEES AND EXPENSES OTHER THAN FUND EXPENSES



                                                                                 JOHN HANCOCK
                                                              JOHN HANCOCK USA     NEW YORK
                                                              ----------------   ------------
ANNUAL CONTRACT FEE(A)                                             $  30            $  30
ANNUAL SEPARATE ACCOUNT EXPENSES(B)
(as a percentage of average Contract Value)
Mortality and Expense Risks Fee                                     1.25%            1.25%
Daily Administration Fee (asset based)                              0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                              1.40%            1.40%
(With No Optional Riders Reflected)

OPTIONAL BENEFITS
FEES DEDUCTED FROM SEPARATE ACCOUNT
Optional Payment Enhancement Fee(C)                               Not offer          0.35%
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES(D)                           1.40%            1.75%

FEES DEDUCTED FROM CONTRACT VALUE
Optional Principal Plus for Life Fee(E)
(as a percentage of Adjusted Guaranteed Withdrawal Balance)
   Maximum Fee                                                      0.75%            0.75%
   Current Fee                                                      0.40%            0.40%



(A) The $30 annual Contract fee will not be assessed prior to the Maturity Date under a Contract if at the time of its assessment Contract Value is greater than or equal to $99,000.



(B) A daily fee reflected as a percentage of the Variable Investment Options unless otherwise noted.



(C) This is a daily charge reflected as a percentage of the amounts in the Variable Investment Options. Please note that when the optional Payment Enhancement is chosen, the guaranteed rate applicable to any Fixed Investment Option is also reduced by 0.35%.



(D) Amount shown includes the Mortality and Expense Risks Fee, Daily Administration Fee as well as the optional Payment Enhancement Fee, as applicable.



(E) The current charge is 0.40%. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS.



TOTAL ANNUAL FUND OPERATING EXPENSES                              MINIMUM   MAXIMUM
------------------------------------                              -------   -------
Range of expenses that are deducted from Fund assets, including
   management fees, Rule 12b-1 fees, and other expenses            0.77%     1.42%


EXAMPLES


We provide the following examples that are intended to help you compare the costs of investing in a Contract with the costs of investing in other variable annuity contracts. These costs include Contract Owner expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses. Example 1 pertains to a Contract with the optional benefit Riders shown below. Example 2 pertains to a Contract without optional benefit Riders.



EXAMPLE 1: MAXIMUM FUND OPERATING EXPENSES- CONTRACT WITH OPTIONAL BENEFIT
RIDERS



The following example assumes that you invest $10,000 in a Contract with the optional benefit Riders shown below. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



JOHN HANCOCK USA
PRINCIPAL PLUS FOR LIFE                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------                     ------   -------   -------   --------
If you surrender the contract at the end
   of the applicable time period:            $920     $1,599    $2,302    $3,953

If you annuitize, or do not surrender the
   contract at the end of the applicable
   time period:                              $368     $1,126    $1,913    $3,953



JOHN HANCOCK NEW YORK
PRINCIPAL PLUS FOR LIFE AND
PAYMENT ENHANCEMENT                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------                 ------   -------   -------   --------
If you surrender the contract at the end
   of the applicable time period:           $1,132    $1,869    $2,534    $4,189

If you annuitize, or do not surrender the
   contract at the end of the applicable    $  398    $1,214    $2,056    $4,189
   time period:



EXAMPLE 2: MINIMUM FUND OPERATING EXPENSES - CONTRACT WITH NO OPTIONAL BENEFIT RIDERS



The next example assumes that you invest $10,000 in a Contract, but with no optional benefit Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



JOHN HANCOCK USA                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------                            ------   -------   -------   --------
If you surrender the contract at the end
   of the applicable time period:            $781     $1,183    $1,584    $2,537
If you annuitize, or do not surrender the
   contract at the end of the applicable
   time period:                              $224     $  691    $1,184    $2,537



JOHN HANCOCK NEW YORK                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------                       ------   -------   -------   --------
If you surrender the contract at the end
   of the applicable time period:            $781     $1,183    $1,584    $2,537
If you annuitize, or do not surrender the
   contract at the end of the applicable     $224     $  691    $1,184    $2,537
   time period:

THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005, EXCEPT AS STATED IN THE NOTES THAT FOLLOW THIS TABLE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.



                                                               MANAGEMENT      12B-1        OTHER    TOTAL FUND ANNUAL
                                                                  FEES          FEES      EXPENSES        EXPENSES
                                                               ----------   -----------   --------   -----------------
JOHN HANCOCK TRUST (SERIES II):                                             (Series II)                 (Series II)
   American Bond Trust (See Notes 1, 2 and 3.)                    0.43%        0.75%        0.04%          1.22%
   American Growth Trust (See Notes 1 and 3.)                     0.33%        0.75%        0.04%          1.12%
   American Growth-Income Trust (See Notes 1 and 3.)              0.28%        0.75%        0.05%          1.08%
   American International Trust (See Notes 1 and 3.)              0.52%        0.75%        0.08%          1.35%
   Blue Chip Growth Trust (See Notes 1, 2 and 4.)                 0.81%        0.25%        0.07%          1.13%
   Capital Appreciation Trust (See Notes 1 and 2.)                0.81%        0.25%        0.05%          1.11%
   Classic Value Trust (See Note 2.)                              0.80%        0.25%        0.24%          1.29%
   Core Bond Trust (See Notes 1 and 5.)                           0.67%        0.25%        0.07%          0.99%
   Core Equity Trust (See Notes 1 and 2.)                         0.79%        0.25%        0.06%          1.10%
   Equity-Income (See Notes 1, 2 and 4.)                          0.81%        0.25%        0.05%          1.11%
   Financial Services Trust (See Notes 1, 2 and 6.)               0.82%        0.25%        0.09%          1.16%
   Fundamental Value Trust (See Notes 1, 2 and 6.)                0.77%        0.25%        0.05%          1.07%
   Global Allocation Trust (See Notes 1 and 2.)                   0.85%        0.25%        0.19%          1.29%
   Global Bond Trust (See Note 2.)                                0.70%        0.25%        0.12%          1.07%
   Health Sciences Trust (See Notes 1, 2 and 4.)                  1.05%        0.25%        0.12%          1.42%
   High Yield Trust (See Notes 1 and 2.)                          0.66%        0.25%        0.07%          0.98%
   Income & Value Trust (See Note 2.)                             0.79%        0.25%        0.08%          1.12%
   Index Allocation Trust (See Notes 1, 2 and 7.)                 0.05%        0.25%        0.50%          0.80%
   International Opportunities Trust (See Notes 1, 2 and 4.)      0.90%        0.25%        0.06%          1.21%
   International Small Cap Trust (See Notes 1 and 2.)             0.92%        0.25%        0.21%          1.38%
   International Value Trust (See Notes 1, 2 and 8.)              0.82%        0.25%        0.19%          1.26%
   Investment Quality Bond Trust (See Notes 1 and 2.)             0.60%        0.25%        0.09%          0.94%
   Lifestyle Aggressive Trust (See Notes 1 and 9.)                0.05%        0.25%        0.95%          1.25%
   Lifestyle Balanced Trust (See Notes 1 and 9.)                  0.05%        0.25%        0.86%          1.16%
   Lifestyle Conservative Trust (See Notes 1 and 9.)              0.05%        0.25%        0.78%          1.08%
   Lifestyle Growth Trust (See Notes 1 and 9.)                    0.05%        0.25%        0.89%          1.19%
   Lifestyle Moderate Trust (See Notes 1 and 9.)                  0.05%        0.25%        0.81%          1.11%
   Mid Cap Core Trust (See Note 2.)                               0.87%        0.25%        0.08%          1.20%
   Mid Cap Stock Trust (See Notes 1 and 2.)                       0.84%        0.25%        0.08%          1.17%
   Money Market Trust (See Notes 1 and 2.)                        0.48%        0.25%        0.04%          0.77%
   Natural Resources Trust (See Notes 1 and 2.)                   1.00%        0.25%        0.07%          1.32%
   Pacific Rim Trust (See Notes 1 and 2.)                         0.80%        0.25%        0.24%          1.29%
   Real Estate Securities Trust (See Notes 1 and 2.)              0.70%        0.25%        0.06%          1.01%
   Science & Technology Trust (See Notes 1, 2 and 4.)             1.05%        0.25%        0.07%          1.37%
   Small Cap Growth Trust (See Notes 1, 2 and 3.)                 1.07%        0.25%        0.06%          1.38%
   Small Cap Opportunities Trust (See Notes 1 and 2.)             0.99%        0.25%        0.08%          1.32%
   Small Cap Value Trust (See Notes 1 and 10.)                    1.07%        0.25%        0.05%          1.37%
   Small Company Value Trust (See Notes 1 and 2.)                 1.03%        0.25%        0.05%          1.33%
   Strategic Bond Trust (See Notes 1 and 2.)                      0.67%        0.25%        0.08%          1.00%
   Total Return Trust (See Note 2.)                               0.70%        0.25%        0.07%          1.02%
   U.S. Government Securities Trust (See Notes 1 and 2.)          0.59%        0.25%        0.07%          0.91%
   U.S. Large Cap Trust (See Notes 1 and 2.)                      0.83%        0.25%        0.06%          1.14%
   Value Trust (See Notes 1 and 2.)                               0.74%        0.25%        0.06%          1.05%



NOTES TO FUND EXPENSE TABLE:



1. The management fee shown for this Fund reflects the method of calculating the advisory fee that became effective during October, 2005 and assumes these changes were in effect for the year ended December 31, 2005. Under this method, the applicable portion of the Fund's aggregate net assets are combined with the applicable portions of one or more other funds having the same subadviser for the purpose of determining advisory fee break points.



2. The amounts shown for this Fund reflect the advisory fee rates and the rates for Rule 12b-1 fees that became effective April 29, 2005. Expenses shown in the table assume these changes were in effect for the year ended December 31, 2005.



3. Amounts shown reflect the aggregate annual operating expenses of this Fund and its corresponding master fund. During the year ended December 31, 2005, Capital Research Management Company (the adviser to the corresponding master fund for this Fund) voluntarily reduced investment advisory fees to rates provided by an amended agreement effective April 1, 2004. If this fee waiver had been reflected, the management fee shown for the American Bond, American Growth-Income, American Growth and American

     International Funds would be 0.39%, 0.30%, 0.25% and 0.47%, respectively, and the Total Fund Annual Expenses shown for Series II Class shares of such Funds would be 1.18%, 1.09%, 1.05% and 1.30%, respectively.



4. The subadviser has voluntarily agreed to waive a portion of its subadvisory fee for John Hancock Trust's Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust, Small Company Value Trust, Spectrum Income Trust and Real Estate Equity Trust series. This waiver is based on the combined average daily net assets of these Funds and the following funds of John Hancock Funds II: Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Funds"). Under the voluntary agreement, the subadviser will reduce its fee by 5.00% for the amount of the T. Rowe Funds' combined average daily net assets in excess of $750 million and, effective November 1, 2006, by an additional 2.50% for the amount of the T. Rowe Funds' combined average daily net assets in excess of $1.5 billion. The adviser has also voluntarily agreed to reduce the advisory fee for each Fund by the amount that the subadvisory fee for that Fund is reduced. These voluntary fee waivers may be terminated at any time by the subadviser or the adviser.



5.   This Fund commenced operations on April 29, 2005.



6. The management fee shown reflects the rates of advisory fees for the Financial Services Trust and Fundamental Value Trust that became effective October 14, 2005. Prior to that date, the adviser voluntarily agreed to reduce its advisory fee for the respective Fund to such rates (0.85% of the first $50 million of the respective Fund's average annual net assets; 0.80% of the next $450 million and 0.75% of the respective Fund's average annual net assets over $500 million).



7. The adviser has contractually agreed to reimburse expenses of the Index Allocation Trust that exceed 0.02% of the average annual net assets of the Index Allocation Trust (other than the Rule 12b-1 fees, class specific expenses (such as blue sky and transfer agency fees) and expenses of underlying funds in which it invests) until May 1, 2007. This reimbursement may be terminated any time after May 1, 2007. If the adviser had not reimbursed such expenses, "Other Expenses" shown for this Fund would have been 0.57%, based on estimates of expenses for the current fiscal year, and Total Fund Annual Expenses shown for Series II Class shares of this Fund would have been 0.87%.



8. Effective December 9, 2003, due to a decrease in the subadvisory fees for the International Value Trust, the adviser voluntarily agreed to waive its advisory fees so that the amount retained by the adviser after payment of the subadvisory fees for each such Fund does not exceed 0.35% (0.45% effective April 29, 2005) of the Fund's average net assets. For the year ended December 31, 2005, the effective annual advisory fee for the International Value Trust was 0.78%. This voluntary fee waiver may be terminated at any time by the adviser.



9. The management fees and Rule 12b-1 fees shown for this Fund reflect the rates that became effective during March 1, 2005 and assume these rates were in effect for the year ended December 31, 2005. Each of the Lifestyle Trusts may invest in other series of the John Hancock Trust (the "Underlying Portfolios"), with certain exceptions (John Hancock Trust's American Bond Trust, American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, Absolute Return Trust and the Index Allocation Trust series). The annual expense ratios for the permitted Underlying Portfolios range from 0.34% to 1.35%. "Other Expenses" shown in the table reflect the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust.



10. This Fund commenced operations on April 29, 2005. "Other Expenses" shown in the table for this Fund are based on estimates for the current fiscal year.



A Table of Accumulation Unit Values Relating to the Contract is included in "Appendix U" to this Prospectus.


LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of the respective Separate Accounts may be found in the Statement of Additional Information.

        General Information about Us, the Separate Accounts and the Funds

THE COMPANIES

We are subsidiaries of Manulife Financial Corporation.


Your Contract is issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.



John Hancock USA, formerly known as "The Manufacturers Life Insurance Company (U.S.A.)", is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.



John Hancock New York, formerly known as "The Manufacturers Life Insurance Company of New York," is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. John Hancock New York also has an Annuities Service Center at 601 Congress Street, Boston, Massachusetts 02210-2805.



The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.


John Hancock USA and John Hancock New York have received the following ratings from independent rating agencies:

A++                 Superior companies have a very strong ability to meet their
A.M. Best           obligations; 1st category of 16

AA+                 Very strong capacity to meet policyholder and contract
Fitch               obligations; 2nd category of 24

AA+                 Very strong financial security characteristics; 2nd category
Standard & Poor's   of 21

John Hancock USA has also received the following rating from Moody's:


Aa2                 Excellent in financial strength; 3rd category of 21
Moody's


These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's and John Hancock New York's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.


With respect to the fixed portion of the Contracts issued by John Hancock USA, The Manufacturers Life Insurance Company unconditionally guarantees to make funds available to John Hancock USA for the timely payment of contractual claims under certain John Hancock USA fixed annuity contracts pursuant to a Guarantee Agreement dated March 31, 1996. The guarantee may be terminated by The Manufacturers Life Insurance Company upon notice to John Hancock USA. Termination will not affect The Manufacturers Life Insurance Company's continuing liability with respect to all fixed annuity contracts and Fixed Investment Options issued by John Hancock USA prior to the termination of the guarantee except if:



- the liability to pay contractual claims under the contracts is assumed by another insurer; or



- we are sold and the buyer's guarantee is substituted for The Manufacturers Life Insurance Company's guarantee.

THE SEPARATE ACCOUNTS

We use our Separate Accounts to support the Variable Investment Options you choose.


You do not invest directly in the Funds made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through one of our Separate Accounts. We hold the Fund's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Fund) of the applicable Separate Account. A Separate Account's assets (including the Fund's shares) belong to the Company that maintains that Separate Account.



For Contracts issued by John Hancock USA, we purchase and hold Fund shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H. John Hancock USA, then known as The Manufacturers Life Insurance Company (U.S.A.), became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a separate account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.



For Contracts issued by John Hancock New York, we purchase and hold Fund shares in John Hancock Life Insurance Company of New York Separate Account A. John Hancock New York established this Separate Account on March 4, 1992 as a separate account under the laws of New York.



The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company's other income, gains, or losses. Nevertheless, all obligations arising under a Company's Contracts are general corporate obligations of that Company. Assets of a Separate Accounts may not be charged with liabilities arising out of any of the respective Company's business.



We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.


We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE FUNDS


When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Account and it invests in shares of a corresponding Fund of John Hancock Trust.



THE FUNDS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Funds also may be available through participation in certain qualified pension or retirement plans.


The Funds' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE FUNDS HELD IN OUR SEPARATE ACCOUNT.


The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2005, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Funds are not fixed or specified under the terms of the contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Separate Account Investment Options you select.

The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.



If shares of a Fund are no longer available for investment or in our judgment investment in a Fund becomes inappropriate, we may eliminate the shares of a Fund and substitute shares of another Fund, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).



The Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Fund's assets and paid for the services we or our affiliates provide to that Fund. In addition, compensation payments of up to 0.40% of assets may be made by a Fund's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Funds of the John Hancock Trust for the marketing support services it provides (see "Distribution of Contracts"). Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.



Each of the John Hancock Trust's Index Allocation, Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") are "fund-of funds" that invest in other underlying funds. The prospectus for each of the JHT Funds of Funds contains a description of the underlying funds for the Fund, and associated investment risks.



Each of the John Hancock Trust's American Blue Chip Income and Growth, American Bond, American Growth-Income, American Growth, and American International Funds ("JHT American Funds") invests in Series 2 shares of the corresponding investment portfolio of a "master" fund and are subject to an additional 0.25% 12b-1 fee. The JHT American Funds operate as "feeder funds," which means that the Fund does not buy investment securities directly. Instead, it invests in a corresponding "master fund" which in turn purchases investment securities. Each of the JHT American Funds has the same investment objective and limitations as its corresponding master fund. The prospectus for the American Fund master funds is included with the prospectuses for the JHT American Funds.



You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Funds that we make available under the Contracts. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE FUNDS THAT ARE OPERATED AS "FEEDER FUNDS"), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.



                               JOHN HANCOCK TRUST
                  (We show the Fund's manager (i.e. subadviser)
                       in bold above the name of the Fund)



AIM CAPITAL MANAGEMENT, INC.
   Mid Cap Core Trust                  Seeks long-term growth of capital by
                                       investing, normally, at least 80% of its
                                       assets in equity securities, including
                                       convertible securities, of
                                       mid-capitalization companies.

CAPITAL GUARDIAN TRUST COMPANY
   Income & Value Trust                Seeks the balanced accomplishment of (a)
                                       conservation of principal and (b)
                                       long-term growth of capital and income by
                                       investing the Fund's assets in both
                                       equity and fixed-income securities. The
                                       subadviser has full discretion to
                                       determine the allocation between equity
                                       and fixed income securities.

   U.S. Large Cap Trust                Seeks long-term growth of capital and
                                       income by investing the Fund's assets,
                                       under normal market conditions, primarily
                                       in equity and equity-related securities
                                       of companies with market capitalization
                                       greater than $500 million.

CAPITAL RESEARCH AND MANAGEMENT COMPANY (Adviser to the American Fund Insurance Series)
   American Bond Trust                 Invests all of its assets in Class 2
                                       shares of the Bond Trust, a series of
                                       American Fund Insurance Series (master
                                       fund). The Bond Trust seeks to maximize
                                       current income and preserve capital by
                                       normally investing 80% of its assets in
                                       bonds, (at least 65% in investment grade
                                       debt securities and up to 35% in
                                       so-called "junk bonds"), the issuers of
                                       which may be domiciled outside the United
                                       States.

   American Growth Trust               Invests all of its assets in Class 2
                                       shares of the Growth Fund, a series of
                                       American Fund Insurance Series. The
                                       Growth Fund invests primarily in common
                                       stocks of companies that appear to offer
                                       superior opportunities for growth of
                                       capital.

   American Growth-Income Trust        Invests all of its assets in Class 2
                                       shares of the Growth-Income Fund, a
                                       series of American Fund Insurance Series.
                                       The Growth-Income Fund invests primarily
                                       in common stocks or other securities
                                       which demonstrate the potential for
                                       appreciation and/or dividends.

   American International Trust        Invests all of its assets in Class 2
                                       shares of the International Fund, a
                                       series of American Fund Insurance Series.
                                       The International Fund invests primarily
                                       in common stocks of companies located
                                       outside the United States.

DAVIS SELECTED ADVISERS, L.P.
   Financial Services Trust            Seeks growth of capital by investing
                                       primarily in common stocks of financial
                                       companies. During normal market
                                       conditions, at least 80% of the Fund's
                                       net assets (plus any borrowings for
                                       investment purposes) are invested in
                                       companies that are principally engaged in
                                       financial services. A company is
                                       "principally engaged" in financial
                                       services if it owns financial
                                       services-related assets constituting at
                                       least 50% of the value of its total
                                       assets, or if at least 50% of its
                                       revenues are derived from its provision
                                       of financial services.

   Fundamental Value Trust             Seeks growth of capital by investing,
                                       under normal market conditions, primarily
                                       in common stocks of U.S. companies with
                                       market capitalizations of at least $5
                                       billion that the subadviser believes are
                                       undervalued. The Fund may also invest in
                                       U.S. companies with smaller
                                       capitalizations.

DEUTSCHE ASSET MANAGEMENT, INC.
   Real Estate Securities Trust        Seeks to achieve a combination of
                                       long-term capital appreciation and
                                       current income by investing, under normal
                                       market conditions, at least 80% of its
                                       net assets (plus any borrowings for
                                       investment purposes) in equity securities
                                       of real estate investment trusts
                                       ("REITS") and real estate companies.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
   International Core Trust            Seeks long-term growth of capital by
   (formerly International             investing in stocks and other securities
   Stock Trust)                        with equity characteristics of companies
                                       located in the developed countries that
                                       make up the MSCI EAFE Index.

JENNISON ASSOCIATES LLC
   Capital Appreciation Trust          Seeks long-term capital growth by
                                       investing at least 65% of its total
                                       assets in equity-related securities of
                                       companies that exceed $1 billion in
                                       market capitalization and that the
                                       subadviser believes have above-average
                                       growth prospects. These companies are
                                       generally medium-to-large capitalization
                                       companies.

LEGG MASON CAPITAL MANAGEMENT, INC.
   Core Equity Trust                   Seeks long-term capital growth by
                                       investing, under normal market
                                       conditions, primarily in equity
                                       securities that, in the subadviser's
                                       opinion, offer the potential for capital
                                       growth. The subadviser seeks to purchase
                                       securities at large discounts to the
                                       subadviser's assessment of their
                                       intrinsic value.

MARSICO CAPITAL MANAGEMENT, LLC
   International Opportunities Trust   Seeks long-term growth of capital by
                                       investing, under normal market
                                       conditions, at least 65% of its assets in
                                       common stocks of foreign companies that
                                       are selected for their long-term growth
                                       potential. The Fund may invest in
                                       companies of any size throughout the
                                       world. The Fund normally invests in
                                       issuers from at least three different
                                       countries not including the U.S. The Fund
                                       may invest in common stocks of companies
                                       operating in emerging markets.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
   Index Allocation Trust              Seeks long-term growth of capital with
                                       current income also a consideration by
                                       investing in a number of other index
                                       Funds of John Hancock Trust.


   Lifestyle Aggressive **             Seeks to provide long-term growth of
                                       capital (current income is not a
                                       consideration) by investing 100% of the
                                       Lifestyle Trust's assets in other Funds
                                       of the Trust ("Underlying Funds") which
                                       invest primarily in equity securities.

   Lifestyle Balanced **               Seeks to provide a balance between a high
                                       level of current income and growth of
                                       capital with a greater emphasis given to
                                       capital growth by investing approximately
                                       40% of the Lifestyle Trust's assets in
                                       Underlying Funds which invest primarily
                                       in fixed income securities and
                                       approximately 60% of its assets in
                                       Underlying Funds which invest primarily
                                       in equity securities.

   Lifestyle Conservative **           Seeks to provide a high level of current
                                       income with some consideration also given
                                       to growth of capital by investing
                                       approximately 80% of the Lifestyle
                                       Trust's assets in Underlying Funds which
                                       invest primarily in fixed income
                                       securities and approximately 20% of its
                                       assets in Underlying Funds which invest
                                       primarily in equity securities.

   Lifestyle Growth **                 Seeks to provide long-term growth of
                                       capital with consideration also given to
                                       current income by investing approximately
                                       20% of the Lifestyle Trust's assets in
                                       Underlying Funds which invest primarily
                                       in fixed income securities and
                                       approximately 80% of its assets in
                                       Underlying Funds which invest primarily
                                       in equity securities.

   Lifestyle Moderate **               Seeks to provide a balance between a high
                                       level of current income and growth of
                                       capital with a greater emphasis given to
                                       current income by investing approximately
                                       60% of the Lifestyle Trust's assets in
                                       Underlying Funds which invest primarily
                                       in fixed income securities and
                                       approximately 40% of its assets in
                                       Underlying Funds which invest primarily
                                       in equity securities.

   Money Market Trust                  Seeks maximum current income consistent
                                       with preservation of principal and
                                       liquidity by investing in high quality
                                       money market instruments with maturities
                                       of 397 days or less issued primarily by
                                       U. S. entities.

   Pacific Rim Trust                   Seeks long-term growth of capital by
                                       investing in a diversified portfolio that
                                       is comprised primarily of common stocks
                                       and equity-related securities of
                                       corporations domiciled in countries in
                                       the Pacific Rim region.

MUNDER CAPITAL MANAGEMENT
   Small Cap Opportunities Trust       Seeks long-term capital appreciation by
                                       investing, under normal circumstances, at
                                       least 80% of its assets in equity
                                       securities of companies with market
                                       capitalizations within the range of the
                                       companies in the Russell 2000 Index*.


PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   Global Bond Trust                   Seeks to realize maximum total return,
                                       consistent with preservation of capital
                                       and prudent investment management by
                                       investing the Fund's assets primarily in
                                       fixed income securities denominated in
                                       major foreign currencies, baskets of
                                       foreign currencies (such as the ECU), and
                                       the U.S. dollar.

   Total Return Trust                  Seeks to realize maximum total return,
                                       consistent with preservation of capital
                                       and prudent investment management by
                                       investing, under normal market
                                       conditions, at least 65% of the Fund's
                                       assets in a diversified portfolio of
                                       fixed income securities of varying
                                       maturities. The average portfolio
                                       duration will normally vary within a
                                       three- to six-year time frame based on
                                       the subadviser's forecast for interest
                                       rates.

PZENA INVESTMENT MANAGEMENT, LLC
   Classic Value Trust                 Seeks long-term growth of capital by
                                       investing, under normal market
                                       conditions, at least 80% of its net
                                       assets in domestic equity securities.

T. ROWE PRICE ASSOCIATES, INC.
   Blue Chip Growth Trust              Seeks to achieve long-term growth of
                                       capital (current income is a secondary
                                       objective) by investing, under normal
                                       market conditions, at least 80% of the
                                       Fund's total assets in the common stocks
                                       of large and medium-sized blue chip
                                       growth companies. Many of the stocks in
                                       the portfolio are expected to pay
                                       dividends.

   Equity-Income Trust                 Seeks to provide substantial dividend
                                       income and also long-term capital
                                       appreciation by investing primarily in
                                       dividend-paying common stocks,
                                       particularly of established companies
                                       with favorable prospects for both
                                       increasing dividends and capital
                                       appreciation.

   Health Sciences Trust               Seeks long-term capital appreciation by
                                       investing, under normal market
                                       conditions, at least 80% of its net
                                       assets (plus any borrowings for
                                       investment purposes) in common stocks of
                                       companies engaged in the research,
                                       development, production, or distribution
                                       of products or services related to health
                                       care, medicine, or the life sciences
                                       (collectively termed "health sciences").

   Science & Technology Trust          Seeks long-term growth of capital by
                                       investing, under normal market condition,
                                       at least 80% of its net assets (plus any
                                       borrowings for investment purposes) in
                                       common stocks of companies expected to
                                       benefit from the development,
                                       advancement, and use of science and
                                       technology. Current income is incidental
                                       to the Fund's objective.

   Small Company Value Trust           Seeks long-term growth of capital by
                                       investing, under normal market
                                       conditions, primarily in small companies
                                       whose common stocks are believed to be
                                       undervalued. Under normal market
                                       conditions, the Fund will invest at least
                                       80% of its net assets (plus any
                                       borrowings for investment purposes) in
                                       companies with a market capitalization
                                       that do not exceed the maximum market
                                       capitalization of any security in the
                                       Russell 2000 Index* at the time of
                                       purchase.

TEMPLETON INVESTMENT COUNSEL, LLC
   International Small Cap Trust       Seeks capital appreciation by investing
                                       primarily in the common stock of
                                       companies located outside the U.S. which
                                       have total stock market capitalization or
                                       annual revenues of $1.5 billion or less
                                       ("small company securities").

   International Value Trust           Seeks long-term growth of capital by
                                       investing, under normal market
                                       conditions, primarily in equity
                                       securities of companies located outside
                                       the U.S., including emerging markets.

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
   Global Allocation Trust             Seeks total return, consisting of
                                       long-term capital appreciation and
                                       current income, by investing in equity
                                       and fixed income securities of issuers
                                       located within and outside the U.S.

VAN KAMPEN
   Value Trust                         Seeks to realize an above-average total
                                       return over a market cycle of three to
                                       five years, consistent with reasonable
                                       risk, by investing primarily in equity
                                       securities of companies with
                                       capitalizations similar to the market
                                       capitalization of companies in the
                                       Russell Midcap Value Index.

WELLINGTON MANAGEMENT COMPANY, LLP
   Investment Quality Bond Trust       Seeks a high level of current income
                                       consistent with the maintenance of
                                       principal and liquidity, by investing in
                                       a diversified portfolio of investment
                                       grade bonds and tends to focus its
                                       investment on corporate bonds and U.S.
                                       Government bonds with intermediate to
                                       longer term maturities. The Fund may also
                                       invest up to 20% of its assets in
                                       non-investment grade fixed income
                                       securities.

   Mid Cap Stock Trust                 Seeks long-term growth of capital by
                                       investing primarily in equity securities
                                       of mid-size companies with significant
                                       capital appreciation potential.

   Natural Resources Trust             Seeks long-term total return by
                                       investing, under normal market
                                       conditions, primarily in equity and
                                       equity-related securities of natural
                                       resource-related companies worldwide.

   Small Cap Growth Trust              Seeks long-term capital appreciation by
                                       investing, under normal market
                                       conditions, primarily in small-cap
                                       companies that are believed to offer
                                       above average potential for growth in
                                       revenues and earnings.

   Small Cap Value Trust               Seeks long-term capital appreciation by
                                       investing, under normal market
                                       conditions, at least 80% of its assets in
                                       small-cap companies that are believed to
                                       be undervalued by various measures and
                                       offer good prospects for capital
                                       appreciation.

WESTERN ASSET MANAGEMENT COMPANY
   High Yield Trust                    Seeks to realize an above-average total
                                       return over a market cycle of three to
                                       five years, consistent with reasonable
                                       risk, by investing primarily in high
                                       yield debt securities, including
                                       corporate bonds and other fixed-income
                                       securities.

   U.S. Government Securities Trust    Seeks a high level of current income
                                       consistent with preservation of capital
                                       and maintenance of liquidity, by
                                       investing in debt obligations and
                                       mortgage-backed securities issued or
                                       guaranteed by the U.S. Government, its
                                       agencies or instrumentalities and
                                       derivative securities such as
                                       collateralized mortgage obligations
                                       backed by such securities.

   Strategic Bond Trust                Seeks a high level of total return
                                       consistent with preservation of capital
                                       by giving its subadviser broad discretion
                                       to deploy the Fund's assets among certain
                                       segments of the fixed income market as
                                       the subadviser believes will best
                                       contribute to achievement of the Fund's
                                       investment objective.



* Russell 2000(R) is a trademark of Frank Russell Company. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by the Frank Russell Company, nor does Frank Russell Company make any representation regarding the advisability of investing in the Trust.


** Deutsche Asset Management Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited for the Lifestyle Funds.


VOTING INTEREST


You instruct us how to vote Fund shares.


We will vote Fund shares held in a Separate Account at any Fund shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Fund shares that we hold (including our own shares and those we hold in a Separate Account for Contract Owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.



During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Fund for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund.



During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Fund for which voting instructions may be given by dividing the reserve for the Contract allocated to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund. Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity benefit payments. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting.



We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                           Description of the Contract

ELIGIBLE PLANS


The Contract may be used to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "Qualified Retirement Plans"). We also designed the Contract so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.


ELIGIBLE GROUPS

(John Hancock USA Only)

Contracts have been issued to Venture Trust, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with John Hancock Distributors LLC, ("JH Distributors"), the principal underwriter of the Contracts.


An eligible member of a group to which the Contract has been issued may become an Owner under the Contract by submitting a completed application, if required by John Hancock USA, and a minimum Purchase Payment. A certificate summarizing the rights and benefits of the Owner under the group contract, or an individual Contract will be issued to an applicant acceptable to John Hancock USA. John Hancock USA reserves the right to decline to issue a certificate to any person in its sole discretion. All rights and privileges under the Contract may be exercised by each Owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the Contract was issued may restrict an Owner's ability to exercise such rights and privileges.


ACCUMULATION PERIOD PROVISIONS

Purchase Payments


We may impose restrictions on your ability to make initial and subsequent Purchase Payments.



You may make Purchase Payments to us at our Annuities Service Center at any time. The minimum initial Purchase Payment is $5,000 for Non-Qualified Contracts and $2000 for Qualified Contracts. However, if the optional Payment Enhancement is elected (only available in New York), the minimum initial Purchase Payment is $10,000. Subsequent Purchase Payments must be at least $30. All Purchase Payments must be in U.S dollars. We may provide for Purchase Payments to be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the payment.



John Hancock USA may reduce or eliminate the minimum initial Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:



- You purchase your contract through a 1035 exchange or a qualified plan transfer of an existing contract(s) issued by another carrier(s) AND at the time of application, the value of your existing contract(s) meets or exceeds the applicable minimum initial Purchase Payment requirement AND prior to our receipt of such 1035 monies, the value drops below the applicable minimum initial Purchase Payment requirement due to market conditions.



- You purchase more than one new contract and such contracts cannot be combined AND the average initial Purchase Payments for these new contracts is equal to or greater than $50,000.



- You and your spouse each purchase at least one new contract AND the average initial Purchase Payments for the new Contract(s) is equal to or greater than $50,000.



- You purchase multiple contracts issued in conjunction with a written Retirement Savings Plan (either qualified and non-qualified), for the benefit of plan participants AND the Annuitant under each contract is a plan participant AND the average initial Purchase Payment for these new contracts is equal to or greater than $50,000.



- You purchase a contract that will be used within John Hancock USA's Individual 401(k) Program.



- You purchase a new qualified plan contract under an already existing qualified retirement plan AND the plan is currently invested in one or more qualified retirement plan contracts established prior to June 1, 2004.



If permitted by state law, John Hancock USA may cancel a Contract at the end of any TWO consecutive Contract Years in which no Purchase Payments have been made, if both:


- the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

-    the Contract Value at the end of such two year period is less than $2,000.


Contracts issued by John Hancock New York may be cancelled at the end of any THREE consecutive Contract Years in which no Purchase Payments have been made as described above.

As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Purchase Payment to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "Federal Tax Matters").



You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of subsequent Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described herein).


Accumulation Units


During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of "accumulation units" to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.



We will usually credit initial Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us. We will credit subsequent Purchase Payments on the Business Day they are received at our Annuities Service Center.



We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay proceeds, or apply amounts to an Annuity Option.


Value of Accumulation Units


We measure the value of an Investment Account in accumulation units, which vary in value with the performance of the underlying Fund.



The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Sub-Account at $10 or $12.50 on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying
(i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Fund determines the net asset value of its shares.



We will use a Fund share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:



- your Purchase Payment transaction is complete before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) for that Business Day, or



- we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of the New York Stock Exchange for that Business Day.


Net Investment Factor


The net investment factor is an index used to measure the investment performance of a Sub-Account from one Business Day to the next (the "valuation period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. We determine the net investment factor for each Sub-Account for any valuation period by dividing (a) by (b) and subtracting (c) from the result:


Where (a) is:


- the net asset value per share of a Fund share held in the Sub-Account determined at the end of the current valuation period; plus



- the per share amount of any dividend or capital gain distributions made by the Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a Fund share held in the Sub-Account determined as of the end of the immediately preceding valuation period.



Where (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for Separate Account annual expenses.


Transfers Among Investment Options


During the Accumulation Period, you may transfer amounts among the Variable Investment Options and from those Investment Options to the Fixed Investment Options, subject to the restrictions set forth below.



You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see "Telephone And Electronic Transactions"). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we will transfer the entire amount instead of the requested amount.



Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.



Investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Variable Investment Options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a Variable Investment Option since such activity may expose a variable Investment option's underlying fund to increased fund transaction costs and/or disrupt the fund manager's ability to effectively manage a fund in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.



We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.



To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a Fund are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market investment option even if a Contract Owner reaches the two transfer per month limit if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from that Money Market investment option to another Variable Investment Option. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.


We reserve the right to take other actions to restrict trading, including, but not limited to:


-    restricting the number of transfers made during a defined period;



-    restricting the dollar amount of transfers;



- restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and



-    restricting transfers into and out of certain Sub-Account(s).


In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

Maximum Number of Investment Options


We currently do not limit the number of Investment Options to which you may allocate Purchase Payments.



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Telephone and Electronic Transactions

We permit you to make certain types of transactions by telephone or electronically through the internet.

When you purchase a Contract, we will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the applicable telephone number or internet address shown on the first page of this Prospectus.

To access information and perform electronic transactions through our website, we require you to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.


We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:



-    Any loss or theft of your password; or


-    Any unauthorized use of your password.

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.


All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time on any Business Day, will usually be effective at the end of that day. Circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy, may limit your ability to access or transact business electronically. We may, for example, experience unusual volume during periods of substantial market change.


We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.

Special Transfer Services-Dollar Cost Averaging


We make available Dollar Cost Averaging and Asset Rebalancing programs.



We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any Variable Investment Option, or from a Fixed Investment Option we permit for this purpose to other Variable Investment Options until the amount in the Investment Option from which the transfer is made is exhausted. You may establish the DCA Fixed Investment Option under the DCA program to make automatic transfers. You may allocate only Purchase Payments (and not existing Contract Values) to the DCA Fixed Investment Option. If you elect the DCA Fixed Investment Option, we will credit the amounts allocated to this option with interest at the guaranteed interest rate in effect on the date of such allocation.



From time to time, we may offer special DCA programs where the rate of interest credited to a Fixed Investment Option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, we will recover any amounts we credit to your account in excess of amounts earned by us on the assets in the General Account from existing charges described in your Contract. Your Contract charges will not increase as a result of electing to participate in any special DCA program.



The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Sub-Account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract Owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the DCA program.



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Special Transfer Services-Asset Rebalancing Program



We administer an Asset Rebalancing program which enables you to specify the percentage levels you would like to maintain in particular Funds. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Funds. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing program is being used. If you are interested in the Asset Rebalancing program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing program.



We will permit asset rebalancing only on the following time schedules:


- quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);

- semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

- annually on December 26th (or the next Business Day if December 26th is not a Business Day).

Withdrawals


You may withdraw all or a portion of your Contract Value, but may incur withdrawal charges or tax liability as a result.



During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to our Annuities Service Center. You may make withdrawals by telephone as described above under "Telephone and Electronic Transactions". For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable withdrawal charge. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the amount withdrawn from that Investment Account plus any applicable withdrawal charge deducted from that Investment Account.



When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options from which a partial withdrawal is to be taken, we will take the withdrawal from the Variable Investment Options until exhausted. We will then take from the Fixed Investment Option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the partial withdrawal is less than the total value in the Variable Investment Options, we will take the withdrawal proportionately from all of your Variable Investment Options. For rules governing the order and manner of withdrawals from the Fixed Investment Option, see "Fixed Investment Options".



There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we will treat the partial withdrawal as a total withdrawal of the Contract Value.



We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuities Service Center. We reserve the right to defer the right of withdrawal or postpone payments for any period when:



- the New York Stock Exchange is closed (other than customary weekend and holiday closings);



-    trading on the New York Stock Exchange is restricted;



- an emergency exists as determined by the SEC, as a result of which disposal of securities held in the Separate Accounts is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts' net assets; or


- the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.


Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix C: "Qualified Plan Types").


Special Withdrawal Services-The Income Plan


You may make Systematic "Income Plan" withdrawals.



We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to Contracts participating in the DCA program or for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the IP program.



Death Benefit During Accumulation Period



If you die during the Accumulation Period, your Beneficiary will receive a death benefit that might exceed your Contract Value.



The Contracts described in this Prospectus provide for the distribution of a death benefit before a Contract's Maturity Date.



AMOUNT OF DEATH BENEFIT. If any Owner dies, the Death Benefit payable under the Contract will be the greater of:



-    the Contract Value; or


-    the Minimum Death Benefit.


If there is any Debt, the Death Benefit equals the amount described above less the Debt under the Contract.


If the oldest Owner had an attained age of less than 81 years on the Contract Date, the Minimum Death Benefit will be determined as follows:

- During the first Contract Year, the Minimum Death Benefit will be the sum of all Purchase Payments made, less any amount deducted in connection with partial withdrawals.

- During any subsequent Contract Year, the Minimum Death Benefit will be the greater of (i) or (ii), where:

          (i) is the sum of all Purchase Payments made, less any amount deducted in connection with partial withdrawals; and

          (ii) is the greatest Anniversary Value prior to the oldest Owner's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary, increased by all Purchase Payments made, less any amount deducted in connection with partial withdrawals, since that Contract Anniversary.

If the oldest Owner had an attained age of 81 or greater on the Contract Date, the Minimum Death Benefit will be the sum of all Purchase Payments made, less any amount deducted in connection with partial withdrawals.


The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:



     (i)  is equal to the death benefit prior to the withdrawal; and



     (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms from all beneficiaries at our Annuities Service Center. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:


-    a certified copy of a death certificate; or


- a certified copy of a decree of a court of competent jurisdiction as to the finding of death; and all required claim forms; or


-    any other proof satisfactory to us.


If there are any Unpaid Loans, the death benefit equals the death benefit, as described above, minus the amount of Unpaid Loans (including unpaid interest).



DISTRIBUTION OF DEATH BENEFIT. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with Qualified Plans, i.e., "Non-Qualified Contracts." Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a Qualified Plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on Qualified Plans, including IRAs (see "Federal Tax Matters" and Appendix C:
"Qualified Plan Types").



In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit.

We will pay the death benefit to the Beneficiary if any contract Owner dies before the Maturity Date. If there is a surviving Owner, that contract Owner will be deemed to be the Beneficiary. No death benefit is payable on the death of any Annuitant, except that if any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.



The death benefit may be taken in the form of a lump sum. If so, we will pay death benefits under our current administrative procedures within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals").



If the death benefit payable upon the death of an Owner is not taken immediately, the Contract will continue, subject to the following:



-    The Beneficiary will become the Owner.



- We will allocate any excess of the death benefit over the Contract Value to the Owner's Investment Accounts in proportion to their relative values on the date of receipt by us of due proof of the Owner's death.



-    No additional Purchase Payments may be made.


-    We will waive withdrawal charges for all future distributions.


- If the deceased Owner's spouse is the Beneficiary, the surviving spouse continues the Contract as the new Owner. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), we will treat the death benefit paid upon the first Owner's death as a Purchase Payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death will not be considered in the determination of the spouse's death benefit. In addition, the death benefit on the last day of the previous Contract Year (or the last day of the Contract Year ending just prior to the Owner's 81st birthday, if applicable) shall be set to zero as of the date of the first Owner's death.



- If the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract must be made within five years of the Owner's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below, which begins within one year of the Owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see "Annuity Options"). If distribution is not made as an annuity, upon the death of the Beneficiary, the death benefit will equal the Contract Value and must be distributed immediately in a single sum.



- Alternatively, if the Contract is not a Qualified Contract and if the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract may be made as a series of withdrawals over the Beneficiary's life expectancy. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals, but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.



A substitution or addition of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the Maturity Date, the Contract Value on the date of the change will be treated as a Purchase Payment made on that date. In addition, all Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the Owner's spouse.


PAY-OUT PERIOD PROVISIONS


General



You have a choice of several different ways of receiving annuity benefit payments from us.



Generally, we will begin paying annuity benefits to the Annuitant under the Contract on the Contract's Maturity Date (the first day of the Pay-out Period). The Maturity Date is the date specified on your Contract's specifications page, unless you change that date. If no date is specified, the Maturity Date is the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary. You may specify a different Maturity Date at any time by written request at least one month before both the previously specified and the new Maturity Date. The new Maturity Date may not be later than the previously specified Maturity Date unless we consent. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (see "Federal Tax Matters"). Distributions may be required from Qualified Contracts before the Maturity Date.



You may select the frequency of annuity benefit payments. However, if the Contract Value at the Maturity Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Maturity Date.

Annuity Options


Annuity benefit payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default, a Fixed Annuity Option in the form of a life annuity with payments guaranteed for ten years as described below. We will determine annuity benefit payments based on the Investment Account Value of each Investment Option at the Maturity Date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts. Once annuity benefit payments commence, we may not change the Annuity Option and the form of settlement.



Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.



We guarantee the following Annuity Options are offered in the Contract.



     OPTION 1(A): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because there is no guarantee that we will make any minimum number of payments, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due.



     OPTION 1(B): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if the Annuitant dies prior to the end of the tenth year.



     OPTION 2(A): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because there is no guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.



     OPTION 2(B): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.



In addition to the foregoing Annuity Options which we are contractually obligated to offer at all times, we currently offer the following Annuity Options. We may cease offering the following Annuity Options at any time and may offer other Annuity Options in the future.



     OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for the specific number of years, we make annuity benefit payments to the end of the last year of the 5, 15 or 20 year period.



     OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the Annuitant and a designated co-Annuitant and two-thirds payments during the lifetime of the survivor. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.



     OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.



FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity benefit payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for surrender.



If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, we will make no future annuity benefit payments.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. We permit partial surrenders after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined on the day we receive your written request for surrender.



If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining Period Certain.



FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period"), on death, withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.



We determine the amount of each Fixed Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate table in the Contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity benefit payments.


Determination of Amount of the First Variable Annuity Benefit Payment


We determine the first Variable Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the annuity tables contained in the Contract. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Maturity Date. We will reduce Contract Value used to determine annuity benefit payments by any applicable premium taxes.



The rates contained in the annuity tables vary with the Annuitant's sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans. Under such tables, the longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity benefit payment will be.


Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments


We will base Variable Annuity benefit payments after the first one on the investment performance of the Sub-Accounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity benefit payment from each Sub-Account by the Annuity Unit value of that Sub-Account (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Sub-Account is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity benefit payment is due, and the resulting amounts for each Sub-Account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made). We will deduct a pro-rata portion of the administration fee from each annuity benefit payment.



The value of an Annuity Unit for each Sub-Account for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Sub-Account (see "Net Investment Factor") for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.



We build a 3% assumed interest rate into the annuity tables in the Contract used to determine the first variable annuity benefit payment. The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity benefit payments will not decrease is 4.46%.


Transfers During Pay-out Period

Some transfers are permitted during the Pay-out Period, but subject to different limitations than during the Accumulation Period.


Once Variable Annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one Sub-Account to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity benefit payment to which your transfer will apply. We will make transfers after the Maturity Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity benefit payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the Annuity Units for the new Sub-Account selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity benefit payments have commenced, a Contract Owner may make no transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit During Pay-out Period


If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.


OTHER CONTRACT PROVISIONS

Right to Review


You have a right to cancel your Contract.



You may cancel the Contract by returning it to our Annuities Service Center or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (minus any Unpaid Loans) computed at the end of the Business Day on which we receive your returned Contract.



No withdrawal charge is imposed upon return of a Contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all Purchase Payments if this is greater than the amount otherwise payable. If you purchased your Contract in New York with the optional Payment Enhancement Rider, we will reduce the amount returned to you by the amount of any Payment Enhancement applied to your initial Purchase Payment. See "Payment Enhancement" below for additional information.



If you purchase your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. For example, in New York, you may return the Contract at any time within 60 days after receiving it. Replacement of an existing annuity contract generally is defined as the purchase of a new contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new a Contract is a replacement of an existing contract.



(Applicable to Residents of California Only) Residents in California age 60 and greater may cancel the Contract by returning it to our John Hancock Annuities Service Center or agent at any time within 30 days after receiving it. We will allocate your Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payments during this 30 day period to a Fixed Investment Option (if available), or to one or more of the Variable Investment Options. If you cancel the Contract during this 30 day period and your Purchase Payments were allocated to a Fixed Investment Option or the Money-Market Investment Option, we will pay you the original amount of your Purchase Payments. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Fund), we will pay you the Contract Value, (minus any Unpaid Loans), computed at the end of the Business Day on which we receive your returned Contract.



Ownership



You own the Contract.



Prior to the Maturity Date, the Contract Owner is the person designated in the Contract specifications page or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.



In the case of Non-Qualified Contracts, you may change ownership of the Contract or you may collaterally assign the Contract at any time prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract for Federal tax purposes. A collateral assignment is treated as a distribution from the Contract and will be tax reported as such. An addition or substitution of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change and treating that value as a Purchase Payment made on that date for purposes of computing the amount of the death benefit.



You must make any change of ownership or assignment in writing and we must receive such written change at the Annuities Service Center. We must approve any change. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable Beneficiary.



In the case of Qualified Contracts, ownership of the Contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable

IRS regulations. Subject to the foregoing, you may not sell, assign, transfer, discount or pledge as collateral for a loan or as security for the performance of an obligation, or for any other purpose, a Qualified Contract to any person other than us.


Annuitant


The Annuitants either you or someone you designate.



The Annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The Annuitant is entitled to receive all annuity benefit payments under the Contract. If the Contract Owner names more than one person as an "Annuitant," the second person named shall be referred to as "co-Annuitant". The Annuitant is as designated on the Contract specifications page or in the application, unless changed. You must make any change of Annuitant in writing in a form acceptable to us. We must approve any change.



On the death of the Annuitant prior to the Maturity Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant. In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract at the Maturity Date.


If any Annuitant is changed and any Contract Owner is not a natural person, we must distribute the entire interest in the Contract to the Contract Owner within five years. We will reduce the amount distributed by charges that would otherwise apply upon withdrawal.

Beneficiary


The Beneficiary is the person you designate to receive the death benefit if you die.



The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we will treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing. We must approve any change. If approved, we will effect such change as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, IRS regulations may limit designations of Beneficiaries.


Modification


We may not modify your Contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. However, in the case of group contracts issued by John Hancock USA, on 60 days' notice to the group holder, John Hancock USA may change the administration fees, mortality and expense risks charges, annuity payment rates and the market value charge as to any certificates issued after the effective date of the modification.


Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

Discontinuance of New Owners
(John Hancock USA Only)


In the case of group contracts offered by John Hancock USA, on thirty days' notice to the group holder, John Hancock USA may limit or discontinue acceptance of new applications and the issuance of new certificates.


Misstatement and Proof of Age, Sex or Survival

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity benefit payments, we will pay the amount of any underpayment immediately and we will deduct the amount of any overpayment from future annuity benefit payments.


FIXED INVESTMENT OPTIONS



Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and each Company's General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, Federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.



INTEREST RATES AND AVAILABILITY. Currently, we do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option under the DCA program (see "Special Transfer Services-Dollar Cost Averaging" for details). However, we may make available Fixed Investment Options under the Contract in the future. If we do, a Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.

Fixed Investment Options are not available with John Hancock USA Contracts issued in the State of Washington. With respect to John Hancock USA Contracts issued in the State of Oregon, no Purchase Payments may be invested, transferred or reinvested into any available Fixed Investment Option with a guarantee period of more than one year within 15 years of the Maturity Date and no Purchase Payments may be invested in any available Fixed Investment Option after the fifth Contract Year. Certain other states may impose restrictions on the availability of Fixed Investment Options under your Contract.



TRANSFERS. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.



You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Maturity Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish as single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Maturity Date.



Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.



RENEWALS. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period. If you do not specify a renewal option, we will select the one-year Fixed Investment Option.



MARKET VALUE CHARGE. Any amount withdrawn, transferred or borrowed from an Investment Account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The purpose of the charge is to compensate us for our investment losses on amounts withdrawn, transferred or borrowed prior to the maturity date. The formula for calculating this charge is set forth below. A market value charge will be calculated separately for each Investment Account affected by a transaction to which a market value charge may apply. The market value charge for an Investment Account will be calculated by multiplying the amount withdrawn or transferred from the Investment Account by the adjustment factor described below. In the case of group contracts issued by John Hancock USA, John Hancock USA reserves the right to modify the market value charge as to any certificates issued after the effective date of a change specified in written notice to the group holder.


The adjustment factor is determined by the following formula: 0.75x(B-A)xC/12 where:

     A -  The guaranteed interest rate on the investment account.

     B - The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

     C - The number of complete months remaining to the end of the guarantee period.

For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

We make no market value charge on withdrawals from the Fixed Investment Option in the following situations:

-    death of the Owner;

-    amounts withdrawn to pay fees or charges;


- amounts applied at the Maturity Date to purchase an annuity at the guaranteed rates provided in the Contract;


- amounts withdrawn from investment accounts within one month prior to the end of the guarantee period;

-    amounts withdrawn from a one-year Fixed Investment Option; and

- amounts withdrawn in any Contract Year that do not exceed 10% of (i) total Purchase Payments less (ii) any prior partial withdrawals in that Contract Year.

Notwithstanding application of the foregoing formula, in no event will the market value charge:

- be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%,

- together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or

- reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the Contract.

The cumulative effect of the market value and withdrawal charges could result in a Contract Owner receiving total withdrawal proceeds of less than the Contract Owner's Purchase Payments.


WITHDRAWALS. You may make total and partial withdrawals of amounts held in a Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under "Withdrawals".



We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).



If you do not specify the Investment Options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the Investment Options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year Fixed Investment Option.



The market value charge described above may apply to withdrawals from any Investment option except for a one year Investment Option. If a market value charge applies to a withdrawal from a Fixed Investment Option, it will be calculated with respect to the full amount in the Investment Option and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining Investment Account value.



Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. See "Federal Tax Matters" below. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. See Appendix C "Qualified Plan Types".



LOANS. We offer a loan privilege only to owners of Contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under "Loans." (See "Federal Tax Matters"). The market value charge described above may apply to amounts transferred from the Fixed Investment Options to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred. THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF YOU ELECT THE PRINCIPAL PLUS FOR LIFE OPTIONAL BENEFIT RIDER.



CHARGES. No asset based charges are deducted from Fixed Investment Options.


OPTIONAL BENEFITS

Principal Plus for Life


DEFINITIONS We use the following definitions to describe how the Principal Plus for Life optional benefit Rider works:



Guaranteed Withdrawal Balance means:



- The total amount we guarantee to be available for future periodic withdrawals during the Accumulation Period;



- The initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment, up to the maximum Guaranteed Withdrawal Balance;



-    The maximum Guaranteed Withdrawal Balance at any time is $5,000,000.



Guaranteed Withdrawal Amount means:



- The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period until the Guaranteed Withdrawal Balance is depleted;



- The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance;



-    The maximum Guaranteed Withdrawal Amount at any time is $250,000.

Covered Person means:


- The person whose life we use to determine the duration of the Lifetime Income Amount payments;



- The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural Owner.



Lifetime Income Amount means:



- The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period after the Age 65 Contract Anniversary and while the Covered Person remains alive as an Owner or Annuitant of the contract;



- We determine the initial Lifetime Income Amount on the Age 65 Contract Anniversary (or the date you purchase the benefit, if later.)



- The initial Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance at the time we make our determination.


Age 65 Contract Anniversary means the Contract Anniversary on, or next following, the date the Covered Person attains age 65.


Reset means a reduction of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or the "Lifetime Income Amount". We may Reset guaranteed amounts if your annual withdrawals of Contract Value exceed the Guaranteed Withdrawal Amount or "Lifetime Income Amount".



Step-Up means an increase of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or "Lifetime Income Amount" on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.


For purposes of the following description of Principal Plus for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.


OVERVIEW. The optional Principal Plus for Life Rider provides a guaranteed minimum withdrawal benefit during the Accumulation Period. We designed the Principal Plus for Life Rider to guarantee the return of your investments in the contract, as long as you limit your withdrawals each Contract Year during the Accumulation Period to a "Guaranteed Withdrawal Amount". On the Age 65 Contract Anniversary, or at issue if the Covered Person is already 65 or older, we calculate a "Lifetime Income Amount". If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Principal Plus for Life guarantees that we will make the Lifetime Income Amount benefit available to you, as long as that Covered Person is alive and an Owner, Beneficiary or Annuitant under the Contract, even after you have recovered your investments in the contract and even if your Contract Value reduces to zero.



We provide additional information about Principal Plus for Life in the following sections:



- "Effect of Withdrawals" - describes how the actual amount you choose to withdraw in any Contract Year affects certain features of the Riders. SINCE THE BENEFIT OF PRINCIPAL PLUS FOR LIFE IS ACCESSED THROUGH WITHDRAWALS, PRINCIPAL PLUS FOR LIFE MAY NOT BE APPROPRIATE FOR OWNERS WHO DO NOT FORESEE A NEED FOR LIQUIDITY AND WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL PROFESSIONALS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH PRINCIPAL PLUS FOR LIFE.


- "Bonus Qualification and Effect" - describes how the amounts we guarantee may increase by a bonus in certain years if you make no withdrawals during those Contract Years.


- "Step-Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount" - describes how the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or, Lifetime Income Amount may increase on certain dates to reflect favorable market performance.



- "Additional Purchase Payments" - describes how you may increase the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or Lifetime Income Amount by making additional Purchase Payments, and the special limitations we impose on the payments that we will accept.



- "Investment Options" - describes the special limitations we impose on the Investment Options we make available.


- "Life Expectancy Distributions" - describes our special program to provide minimum distribution amounts required under certain sections of the Code.


- "Settlement Phase" - describes the special circumstances that will apply if a withdrawal reduces the Contract Value to zero.


- "Death Benefits" - describes how Principal Plus for Life affects the death benefits provided under your Contract.

-    "Termination" - describes when Principal Plus for Life benefits end.

- "Principal Plus for Life fee" - provides further information on the fee we charge for this benefit.

You may elect Principal Plus for Life only at the time you purchase a Contract, provided:


-    the Rider is available for sale in the state where the contract was sold;



- you limit your investment of Purchase Payments and Contract Value to the Investment Options we make available with the respective Rider; and


-    you have not yet attained age 81.

We reserve the right to accept or refuse to issue Principal Plus for Life at our sole discretion. Once you elect Principal Plus for Life, its effective date will be the Contract Date and it is irrevocable. We charge an additional fee for Principal Plus for Life and reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value (see "Principal Plus For Life Fee").



EFFECT OF WITHDRAWALS. We decrease the Guaranteed Withdrawal Balance each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically Reset the Guaranteed Withdrawal Balance to equal the lesser of:



-    the Contract Value immediately after the withdrawal; or



- the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal.



Each time we Reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance value. After the Age 65 Contract Anniversary, we also will recalculate the Lifetime Income Amount if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value.



In certain circumstances, however, we will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distributions" below).



We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. Similarly, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the Lifetime Income Amount. If you take any withdrawals prior to the Contract Year in which the Covered Person attains age 65, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Age 65 Contract Anniversary without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Guaranteed Withdrawal Balance value) your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount. If your withdrawals (including any applicable withdrawal charges) are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.



The Principal Plus for Life benefit enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero (see "Settlement Phase" below). The Principal Plus for Life benefit terminates if the Contract Value, Guaranteed Withdrawal Balance and Lifetime Income Amount immediately after a withdrawal are all equal to zero (see "Principal Plus for Life Fee" and "Termination" sections below.)



IF YOUR ANNUAL WITHDRAWALS EXCEED THE GUARANTEED WITHDRAWAL AMOUNT, WE WILL RECALCULATE AMOUNTS WE GUARANTEE FOR FUTURE WITHDRAWALS. WE MAY RESET GUARANTEED WITHDRAWAL BALANCE, GUARANTEED WITHDRAWAL AMOUNT AND LIFETIME INCOME AMOUNT VALUES TO REFLECT REDUCTIONS THAT EXCEED THE AMOUNT OF YOUR WITHDRAWALS. A RESET ALSO MAY REDUCE THE TOTAL AMOUNT GUARANTEED BELOW THE TOTAL OF YOUR PURCHASE PAYMENTS AND MAY REDUCE OR ELIMINATE FUTURE GUARANTEED WITHDRAWAL AMOUNT AND LIFETIME INCOME AMOUNT VALUES. WITHDRAWALS IN EXCESS OF THE LIFETIME INCOME AMOUNT MAY REDUCE OR ELIMINATE FUTURE LIFETIME INCOME AMOUNT VALUES.

Bonuses, when applied, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.



BONUS QUALIFICATION AND EFFECT. We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during Principal Plus for Life's Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80. Each time you qualify for a Bonus, we will increase the Guaranteed Withdrawal
Balance:



- by an amount equal to 5% of total Purchase Payments to the contract if you did not previously Step-Up the Guaranteed Withdrawal Balance and/or we did not previously Reset the Guaranteed Withdrawal Balance (see "Effects Of Withdrawals" below); otherwise



- by an amount equal to 5% of the Guaranteed Withdrawal Balance immediately after the latest Step-Up or Reset, increased by any Purchase Payments received since such latest Step-Up or Reset.



Each time we apply a bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount. The Guaranteed Withdrawal Amount will equal the greater of Guaranteed Withdrawal Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus. The Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus.



Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.



STEP-UP OF GUARANTEED WITHDRAWAL BALANCE, GUARANTEED WITHDRAWAL AMOUNT AND LIFETIME INCOME AMOUNT. If the Contract Value on any Step-Up Date is greater than the Guaranteed Withdrawal Balance on that date, we will automatically increase ("Step-Up") the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we apply a Step-Up, we will also recalculate the Guaranteed Withdrawal Amount, the Lifetime Income Amount, and the Rider Fee (see "Principal Plus for Life Fee"). The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-Up or 5% of the new Guaranteed Withdrawal Balance value after the Step-Up and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-Up or 5% of the new Guaranteed Withdrawal Balance value after the Step-Up. We also reserve the right to increase the rate of the Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see "Principal Plus for Life Fee").


The Step-Up Dates occur only while the Principal Plus for Life Benefit is in effect. We schedule the Step-Up Dates for the 3rd, 6th, and 9th Contract Anniversary after the Contract Date up to and including the 30th Contract Anniversary while the Principal Plus for Life Benefit is in effect. After the 9th Contract Anniversary, in states where permitted, we increase the schedule of Step-Up Dates to include each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary while the Principal Plus for Life Benefit is in effect.


If you decline an automatic Step-Up, you will have the option to elect to Step-Up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the Guaranteed Withdrawal Balance, we will thereafter resume automatic Step-Ups.



Additional Purchase Payments, if accepted, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.



ADDITIONAL PURCHASE PAYMENTS. Effect of Additional Purchase Payments. We will increase the total Guaranteed Withdrawal Balance by the amount of each additional Purchase Payment we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). In addition, we will recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount and usually increase it:



In the case of the Guaranteed Withdrawal Amount, to equal the lesser of:



- 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or



- the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment; and



In the case of the Lifetime Income Amount, to equal the lesser of:



- 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or



- The Lifetime Income Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment.



We will not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the additional Purchase Payment.



Purchase Payment limits, in general. You must obtain our prior approval if the Contract Value immediately following an additional Purchase Payment would exceed $1,000,000. We do not permit additional Purchase Payments during a Contract's "settlement phase," as described below. Other limitations on additional payments may vary by state.

Special Purchase Payment limits on "non-qualified" contracts. If we issue your contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase Payments:



- on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.



Special Purchase Payment limits on "qualified" Contracts. If we issue your contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make Purchase Payments:



- on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your contract after you become age 65), without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000;



- for the year that you become age 70 1/2 and for any subsequent years, if your contract is issued in connection with an IRA, we will only accept a Purchase Payment that qualifies as a "rollover contribution"; but



-    we will not accept any Purchase Payment after the oldest Owner becomes age
     81.



You should consult with a qualified tax advisor prior to electing Principal Plus for Life for further information on tax rules affecting Qualified contracts, including IRAs.


General right of refusal. WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We do not reserve this right of refusal for additional payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.


INVESTMENT OPTIONS. While Principal Plus for Life is in effect, under our current rules you must invest 100% of your Contract Value at all times either:



(a) among the Lifestyle, Index Allocation and Money Market Portfolio Investment Options currently available with Principal Plus for Life (see "Available Lifestyle, Index Allocation and Money Market Investment Options" below); or


(b) in a manner consistent with any one of the Model Allocations currently available with Principal Plus for Life (see "Available Model Allocations" below).


You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided you transfer 100% of your Contract Value. Withdrawals will be taken in accordance with our default procedures; you may not specify the Investment Option from which a withdrawal is to be made (see "Accumulation Period Provisions - Withdrawals"). Subsequent Purchase Payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.


YOU SHOULD CONSULT WITH YOUR FINANCIAL PROFESSIONAL TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE WITH PRINCIPAL PLUS FOR LIFE IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.


Available Lifestyle, Index Allocation and Money Market Investment Options. If you purchase a Contract with Principal Plus for Life, you may allocate your Contract Value to any one, or any combination of the available Lifestyle, Index Allocation or Money Market Investment Options and you may also use our DCA program from the Money Market or the DCA Fixed Investment Option in connection with your selected Investment Options.



These Investment Options invest in the following Funds:


-    Lifestyle Growth

-    Lifestyle Balanced

-    Lifestyle Moderate

-    Lifestyle Conservative

-    Index Allocation

-    Money Market


FOR MORE INFORMATION REGARDING THESE FUNDS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH FUNDS, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THE PROSPECTUS AS WELL AS THE PROSPECTUS FOR THE APPLICABLE FUNDS. YOU CAN OBTAIN A COPY OF THE FUNDS' PROSPECTUSES BY CONTACTING THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUNDS' PROSPECTUSES CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.



Available Model Allocations. You may allocate your entire Contract Value to one of the available Model Allocations, as shown below, and you may also use our DCA program from the DCA Fixed Investment Option in connection with your selected Model Allocation. You must, however, rebalance your entire Contract Value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between Investment Options other than to transfer 100% of your Contract Value to another Model Allocation or 100% to any one, or any combination of, the available Lifestyle, Index Allocation and Money Market Investment Options.


The Model Allocations are:


     MODEL ALLOCATION NAME        MODEL ALLOCATION PERCENTAGE          FUND NAME
     ---------------------        ---------------------------   -----------------------
Fundamental Holdings of America               25%               American Growth-Income
                                              25%               American Growth
                                              15%               American International
                                              35%               American Bond

Global Balanced                               30%               Fundamental Value
                                              20%               Global Bond
                                              25%               Global Allocation
                                              25%               American International

Blue Chip Balanced                            30%               American Growth
                                              30%               American Growth-Income
                                              40%               Investment Quality Bond



IF YOU SELECT ONE OF THE MODEL ALLOCATIONS, THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT FUNDS REFERENCED ABOVE. YOUR INVESTMENT IN THE FUNDS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH FUND THAT WE PERMIT YOU TO INVEST IN THROUGH A MODEL ALLOCATION, INCLUDING INFORMATION RELATING TO THAT FUND'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN THAT FUND, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THIS PROSPECTUS AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.



If you elect to purchase Principal Plus for Life you may invest your Contract Value only in the Investment Options we make available with this benefit.



WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an Investment Option, we will not allow transfers into the restricted Investment Option and you may not allocate Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the contract.



We also reserve the right to limit the actual percentages you may allocate to certain Investment Options under the model allocations, to require that you choose certain Investment Options in conjunction with other Investment Options under the model allocations, to limit your ability to transfer between existing Investment Options and/or to require you to periodically rebalance existing variable Investment Accounts to the percentages we require.



LIFE EXPECTANCY DISTRIBUTIONS. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). For purposes of Principal Plus for Life, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:



- pursuant to Code Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or



- pursuant to Code Section 72(s)(2) upon the request of the Owner (we sometimes refer to these as "Non-Qualified death benefit Stretch Distributions"); or


-    as required or contemplated by Code Section 401(a)(9), Section 403(b)(10),
     Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

WE BASE OUR "LIFE EXPECTANCY" CALCULATIONS ON OUR UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR PRIOR TO ELECTING PRINCIPAL PLUS FOR LIFE.

Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not, however, Reset your Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or Lifetime Income Amount if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable.



WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM IF BOTH THE CONTRACT VALUE AND THE GUARANTEED WITHDRAWAL BALANCE ARE DEPLETED TO ZERO. WE WILL MAKE DISTRIBUTIONS AS PART OF THE CONTRACT'S "SETTLEMENT PHASE," HOWEVER, IF THE LIFETIME INCOME AMOUNT IS GREATER THAN ZERO AND THE COVERED PERSON IS LIVING AT THAT TIME.



WE DESIGNED OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM TO PROVIDE MINIMUM LIFETIME DISTRIBUTIONS AS DESCRIBED OR AS REQUIRED UNDER CERTAIN SECTIONS OF THE CODE. WITHDRAWALS UNDER OUR AUTOMATIC LIFE EXPECTANCY DISTRIBUTION PROGRAM WILL NOT BE TREATED AS EXCESS WITHDRAWALS AND WILL NOT RESET THE GUARANTEED WITHDRAWAL BALANCE, GUARANTEED WITHDRAWAL AMOUNT OR LIFETIME INCOME AMOUNT.


No Loans under 403(b) plans. The loan privilege described in the Prospectus for contracts issued in connection with certain Section 403(b) plans is NOT available if you elect Principal Plus for Life.


SETTLEMENT PHASE. We automatically make settlement payments during Principal Plus for Life's "settlement phase". The "settlement phase" begins if total withdrawals during the Contract Year, are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is still greater than zero. During this phase, the contract will continue but all other rights and benefits under the contract, including death benefits and any additional Riders, terminate. We will not accept additional Purchase Payments and we will not deduct any charge for the Principal Plus for Life benefit during the settlement phase.


At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies:


- You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. We reduce any remaining Guaranteed Withdrawal Balance each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount (see "Effect of Withdrawals").



- You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect and the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining Guaranteed Withdrawal Balance each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero (see "Life Expectancy Distributions"). After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value.



- We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Guaranteed Withdrawal Balance at the beginning of the settlement phase. If the Covered Person is alive when the Guaranteed Withdrawal Balance is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount.



- After the Age 65 Contract Anniversary, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount (see "Effect of Withdrawals" above). We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.



DEATH BENEFITS. Death benefits before the settlement phase. If any Owner dies during the Accumulation Period but before the settlement phase, Principal Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the contract as a lump sum under our current administrative procedures. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

IF THE BENEFICIARY  IS:          THEN PRINCIPAL PLUS FOR LIFE:
------------------------------   ------------------------------
1. The deceased Owner's spouse   -    Does not continue with respect to the Lifetime Income Amount,
and the deceased Owner is the         but continues with respect to the Guaranteed Withdrawal Amount
Covered Person                        if the death benefit or the Guaranteed Withdrawal Balance is greater than zero. We will automatically Step-Up the
                                      Guaranteed Withdrawal Balance to equal the initial death
                                      benefit we determine, if greater than the Guaranteed
                                      Withdrawal Balance prior to the death benefit.

                                 -    Enters the settlement phase if a withdrawal would deplete the
                                      Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero.

                                 -    Continues to impose the Principal Plus for Life fee.

                                 -    Continues to be eligible for any remaining Bonuses and
                                      Step-Ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we
                                      determine the initial death benefit. We will permit the spouse to opt out of the initial death benefit Step-Up, if any, and any future Step-Ups if we increase the rate of the Principal
                                      Plus for Life fee at that time.

2. Not the deceased Owner's      Continues in the same manner as 1., except that Principal Plus for
spouse and the deceased Owner    Life does not continue to be eligible for any remaining Bonuses and
is the Covered Person            Step-Ups, other than the initial Step-Up of the Guaranteed
                                 Withdrawal Balance to equal the death benefit, if greater than the
                                 Guaranteed Withdrawal Balance prior to the death benefit. We will permit the Beneficiary to opt out of the initial death benefit
                                 Step-Up, if any, if we increase the rate of the Principal Plus for
                                 Life fee at that time.

3. The deceased Owner's spouse   Continues in the same manner as 1., except that Principal Plus for
and the deceased Owner is not    Life continues with respect to the Lifetime Income Amount for the
the Covered Person               Beneficiary. If the Lifetime Income Amount has not been determined prior to the payment of any portion of the death benefit, we will determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached age 65.

4. Not the deceased Owner's      Continues in the same manner as 1., except that Principal Plus for
spouse and the deceased Owner    Life continues with respect to the Lifetime Income Amount for the
is not the Covered Person        Beneficiary. If the Lifetime Income Amount has not been determined prior to the payment of any portion of the death benefit, we will determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached age 65.

                                 In this case, Principal Plus for Life does not continue to be eligible for any remaining Bonuses and Step-Ups, other than the initial Step-Up of the Guaranteed Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit. We will permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Principal Plus for Life fee at that time.



Death benefits during the settlement phase. If you die during the settlement phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus for Life Rider. If the Covered Person dies during the settlement phase, we reduce the Lifetime Income Amount to zero. If the Beneficiary is the deceased Owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.



TERMINATION. You may not terminate the Principal Plus for Life Rider once it is in effect. However, Principal Plus for Life will terminate automatically upon the earliest of:


- the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract;

-    the date an Annuity Option under the contract begins;


- the date the Contract Value, the Guaranteed Withdrawal Balance and the Lifetime Income Amount all equal zero; or


-    termination of the contract.


PRINCIPAL PLUS FOR LIFE FEE. We charge an additional annual fee on each Contract Anniversary for Principal Plus for Life. The Principal Plus for Life fee is equal to 0.40% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent Purchase Payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the Principal Plus for Life fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We do not deduct the Principal Plus for Life fee during Principal Plus for Life's settlement phase or after the Maturity Date once an Annuity Option under the contract begins.

WE RESERVE THE RIGHT TO INCREASE THE PRINCIPAL PLUS FOR LIFE FEE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN SUCH A SITUATION, THE PRINCIPAL PLUS FOR LIFE FEE WILL NEVER EXCEED 0.75%.


If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the Guaranteed Withdrawal Amount and (b) reduces the Contract Value to zero, we will deduct a pro rata share of the Principal Plus for Life fee from the amount otherwise payable. We will determine the fee based on the Adjusted Guaranteed Withdrawal Balance. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the contract begins.



If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus for Life continues, we will determine the Adjusted Guaranteed Withdrawal Balance and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.


THE ADDITION OF PRINCIPAL PLUS FOR LIFE TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, PRINCIPAL PLUS FOR LIFE LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUS. YOU SHOULD CAREFULLY CONSIDER EACH OF THESE FACTORS BEFORE DECIDING IF PRINCIPAL PLUS FOR LIFE IS SUITABLE FOR YOUR NEEDS, ESPECIALLY AT OLDER AGES.


EXAMPLES. Please refer to Appendix B for hypothetical examples that illustrate the benefits under Principal Plus for Life.


Payment Enhancement


The Optional Payment Enhancement Rider is only available in New York.



The Payment Enhancement Rider is only available with Contracts issued in New York by John Hancock New York. You may only elect the Payment Enhancement Rider at issue and once elected is irrevocable. The minimum initial Purchase Payment required to elect the Payment Enhancement is $10,000. We impose an additional fee for the Payment Enhancement Rider and Contracts with this feature will be subject to a higher withdrawal charge for a longer period of time.



If you elect the Payment Enhancement, we will add a Payment Enhancement to your Contract when you make a Purchase Payment. The Payment Enhancement is equal to 4% of the Purchase Payment and is allocated among Investment Options in the same proportion as your Purchase Payment. The Payment Enhancement is funded from our General Account.



PURCHASE PAYMENTS WHICH ARE NOT ELIGIBLE FOR A PAYMENT ENHANCEMENT. If the Owner's spouse is the Beneficiary, the spouse continues the Contract as the new Owner and a death benefit is paid upon the death of the spouse. For purposes of calculating this death benefit, the death benefit paid upon the first Owner's death will be treated as a Purchase Payment to the Contract. Such Purchase Payment will not be eligible for a Payment Enhancement.



RIGHT TO REVIEW CONTRACT. If you exercise your right to return your Contract during the "ten day right to review period," John Hancock New York will reduce the amount returned to you by the amount of any Payment Enhancement applied to your initial Purchase Payment. Therefore, you bear the risk that if the market value of the Payment Enhancement has declined, we will still recover the full amount of the Payment Enhancement. However, earnings attributable to the Payment Enhancement will not be deducted from the amount paid to you. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of The Code, during the first 7 days of the 10 day period, John Hancock New York will return the Purchase Payments if this is greater then the amount otherwise payable.



TAX CONSIDERATIONS. Payment Enhancements are not considered to be "investment in the Contract" for income tax purposes (see "Federal Tax Matters").



MATTERS TO CONSIDER PRIOR TO ELECTING THE PAYMENT ENHANCEMENT. There may be circumstances where you may be worse off for having purchased a Contract with a Payment Enhancement as opposed to a Contract without a Payment Enhancement. For example, the higher charges assessed for a Contract with a Payment Enhancement may over time exceed the amount of the Payment Enhancement and any earnings thereon. We issue other variable annuity contracts which have no Payment Enhancement. In addition, the Contract described in this Prospectus may be purchased without a Payment Enhancement. Contracts with no Payment Enhancements have withdrawal charges and asset based charges that may for certain Contracts be lower than the charges for this Contract. You and your financial consultant should decide if you may be better off with one of our other variable annuities. In making this determination, you and your financial consultant should consider the following factors:



-    The length of time that you plan to own your Contract;



-    The frequency, amount and timing of any partial earnings;



-    The amount of your Purchase Payments.

Choosing the Payment Enhancement is generally advantageous except in the following situation: if you intend to make a single Purchase Payment to your Contract or a high initial Purchase Payment relative to renewal Purchase Payments and you intend to hold your Contract for more than 11 years.



We expect to make a profit from the Contracts. The charges used to recoup the expense of paying the Payment Enhancement include the withdrawal charge and the asset based charges (see "Charges and Deductions").



If you are considering purchasing a Contract in connection with certain Qualified Plans, then special considerations regarding the Payment Enhancement may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the Contract is suitable for purchase in connection with such a qualified plan, you should consider the effect of the Payment Enhancement on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the Contract in connection with such plans should seek competent advice (see Appendix C:
"Qualified Plan Types").



ADDITIONAL CHARGES FOR THE PAYMENT ENHANCEMENT. If the Payment Enhancement is elected, the Separate Account annual expenses are increased by 0.35%. The guaranteed interest rate on Fixed Investment Options is reduced by 0.35%. In addition, each Purchase Payment will be subject to a higher withdrawal charge for a longer period of time. The maximum withdrawal charge if the Payment Enhancement is elected is 8% (as opposed to 6% with no Payment Enhancement) and the withdrawal charge period is 8 years if the Payment Enhancement is elected (as opposed to 7 years with no Payment Enhancement).

                             Charges and Deductions


We assess charges and deductions under the Contract against Purchase Payments, Contract Values or annuity benefit payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Funds that are described in the Fund prospectus. For information on the Optional Benefits fees, see "Optional Benefits" above.



WITHDRAWAL CHARGES



If you make a withdrawal from your Contract during the Accumulation Period, we may assess a withdrawal charge. We base the withdrawal charge on Purchase Payments that have been in the Contract less than 7 complete Contract Years (8 complete years if you elect the Payment Enhancement Rider in New York). We do not assess a withdrawal charge with respect to i) earnings accumulated in the Contract, (ii) Payment Enhancements and any earnings attributable to Payment Enhancements, iii) certain other "free withdrawal amounts" described below or
iv) Purchase Payments that have been in the Contract more than 7 complete Contract Years (8 complete years if you elect the Payment Enhancement Rider in New York). In no event may the total withdrawal charges exceed 6% (8% if you elect the Payment Enhancement Rider in New York) of the amount invested.



We first allocate a withdrawal to a "free withdrawal amount" and second to "unliquidated Purchase Payments". We do not impose a withdrawal charge on amounts allocated to the free withdrawal amount. In any Contract Year, the free withdrawal amount for that year is the greater of:



- 10% of total Purchase Payments (less all prior partial withdrawals in that Contract Year); and



- the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over unliquidated Purchase Payments).



Withdrawals of up to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied first to withdrawals from Variable Investment Options and then to withdrawals from the Fixed Investment options.



If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to Purchase Payments which will be "liquidated" on a first-in first-out basis. On any withdrawal request, we will liquidate Purchase Payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order the Purchase Payments were made: the oldest unliquidated Purchase Payment first, the next Purchase Payment second, etc., until all Purchase Payments have been liquidated.



Upon a full surrender of a Contract, we will liquidate the excess of all unliquidated Purchase Payments over the free withdrawal amount for purposes of calculating the withdrawal charge.



Each Purchase Payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the Purchase Payment has been in the Contract. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown below.



                            MAXIMUM WITHDRAWAL CHARGE
                      (as percentage of Purchase Payments)



                                      JOHN HANCOCK NEW YORK          JOHN HANCOCK NEW YORK
               JOHN HANCOCK USA   (without Payment Enhancement)   (with Payment Enhancement)
               ----------------   -----------------------------   --------------------------
First Year            6%                        6%                            8%
Second Year           6%                        6%                            8%
Third Year            5%                        5%                            7%
Fourth Year           5%                        5%                            7%
Fifth Year            4%                        4%                            5%
Sixth Year            3%                        3%                            4%
Seventh Year          2%                        2%                            3%
Eighth Year           0%                        0%                            1%
Thereafter            0%                        0%                            0%


The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.

We deduct the withdrawal charge from the Contract Value remaining after the Contract Owner is paid the amount requested, except in the case of a complete withdrawal when we deduct it from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant, and we impose no withdrawal charges on the Maturity Date if the Contract Owner annuitizes as provided in the Contract.


Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts or from our general assets. Similarly, administrative expenses not fully recovered by the administration fee may also be recovered from such other sources.



For examples of calculation of the withdrawal charge, see Appendix A to this Prospectus. In the case of group annuity Contracts issued by John Hancock USA, John Hancock USA reserves the right to modify the withdrawal charge as to certificates issued after the effective date of a change specified in written notice to the group holder.



Waiver of Applicable Withdrawal Charge - Confinement to Eligible Nursing Home (John Hancock USA Contracts only)


In states where approved, any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all the following apply:


- the Owner has been confined to an "Eligible Nursing Home" for at least 180 days (the waiver does not apply to the confinement of any Annuitant unless the Owner is a non-natural person;


-    the confinement began at least one year after the Contract Date;

-    confinement was prescribed by an "physician";


- both the Owner and the Annuitant are alive as of the date we pay the proceeds of such total withdrawal;


- the request for a total withdrawal and "Due Proof of Confinement" are received by us, in good order, no later than 90 days after discharge.

An "Eligible Nursing Home" is a licensed "Long Term Care Facility" or "Hospital" providing medically necessary inpatient care that is prescribed in writing by a licensed "Physician" and is based on physical limitations which requires daily living in an institutional setting. A "Long Term Care Facility" is a facility which (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A "Hospital" is a facility which is (a) licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed physicians; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.


A "Physician" is a person other than you, the Annuitants(s) or a member of your or the Annuitant's families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.


"Due Proof of Confinement" is a letter signed by an eligible "Physician" containing: (a) the date the Owner was confined, (b) the name and location of the "Eligible Nursing Home," (c) a statement that the confinement was medically necessary in the judgment of the Physician and (d) if applicable, the date the Owner was released from the "Eligible Nursing Home".


The waiver is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver described above is not available in all states and certain terms may vary depending on the state of issue as noted in your Contract. Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty (see "Federal Tax Matters").



ANNUAL CONTRACT FEE



We will deduct each year an annual Contract fee of $30 as partial compensation for the cost of providing all administrative services attributable to the Contracts and the operations of the Separate Accounts and us in connection with the Contracts. However, if prior to the Maturity Date the Contract Value is equal to or greater than $99,000 at the time of the fee's assessment, we will waive the annual Contract fee. During the Accumulation Period, this administration fee is deducted on the last day of each Contract Year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the Contract Value. If the entire Contract is withdrawn on other than the last day of any Contract Year, the $30 administration fee will be deducted from the amount paid. During the Pay-out Period, the fee is deducted on a pro-rata basis from each annuity payment.



ASSET-BASED CHARGES



We deduct asset-based charges on an annual basis for administration, distribution and mortality and expense risks, assuming no optional benefit has been elected. We do not assess asset-based charges against Fixed Investment Options.

Daily Administration Fee



We allocate a portion of the asset-based charges shown in the Fee Tables to help cover our administrative expenses. We deduct a daily charge in an amount equal to 0.15% of the value of each Variable Investment Option on an annual basis deducted from each Sub-Account to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option. Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees.



Mortality and Expense Risks Fee



The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see "Death Benefit During Accumulation Period"). The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.



To compensate us for assuming these risks, we deduct from each of the Sub-Accounts a daily charge an amount equal to 1.25% of the value of the Variable Investment Options on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk.



REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS


We may reduce or eliminate the amount of the charges and deductions for certain Contracts where permitted by state law. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:


- We will consider the size and type of group to which sales are to be made. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.


- We will consider the total amount of Purchase Payments to be received. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

- We will consider the nature of the group or class for which the Contracts are being purchased including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts.

- We will consider any prior or existing relationship with us. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

- We will consider the level of commissions paid to selling broker-dealers. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses.

- There may be other circumstances of which we are not presently aware, which could result in reduced expenses.


If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. We will eliminate the withdrawal charge when a Contract is issued to officers, trustees, directors or employees (or a relative thereof) of ours, or of any of our affiliates, or of the John Hancock Trust. In no event will we permit reduction or elimination of the charges or deductions where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

PREMIUM TAXES


We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.


We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.



In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.



                 PREMIUM TAX RATE
            -------------------------
 STATE OR   QUALIFIED   NON-QUALIFIED
TERRITORY   CONTRACTS     CONTRACTS
---------   ---------   -------------
CA            0.50%        2.35%
GUAM          4.00%        4.00%
ME(A)         0.00%        2.00%
NV            0.00%        3.50%
PR            3.00%        3.00%
SD(A)         0.00%        1.25%(B)
WV            1.00%        1.00%
WY            0.00%        1.00%



(A)  We pay premium tax upon receipt of Purchase Payment.



(B)  0.80% on Purchase Payments in excess of $500,000.

                               Federal Tax Matters

INTRODUCTION


The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.



This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


OUR TAX STATUS


We are taxed as a life insurance company. Because the operations of the Separate Account are a part of, and are taxed with, our operations, the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Separate Account, but the operations of the Separate Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. Our use of these tax credits and deductions will not adversely affect or benefit the Separate Account. We do not anticipate that we will be taxed on the income and gains of the Separate Account in the future, but if we are, we may impose a corresponding charge against the Separate Account.



The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or the Separate Account. Currently, we do not anticipate making a charge of such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.



SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS



At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals.



We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser before electing any optional benefit Riders.



The optional Principal Plus for Life (or PPFL) Rider available under the Contract provides benefits that differ from those traditionally offered under variable annuity contracts. If this Rider is in effect, the Contract Owner or his or her Beneficiary may be entitled to withdrawals under the Guaranteed Withdrawal Amount or Lifetime Income Amount provisions of the Rider even if the Contract Value is zero. Such withdrawals are treated as withdrawals for income tax purposes, and if the investment in the Contract has been fully recovered, they are fully includible in income.



If you purchase a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" below.


NON-QUALIFIED CONTRACTS


(Contracts Not Purchased to Fund a Qualified Plan)


Undistributed Gains


Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.



However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments


When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.



In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.



Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."


Surrenders, Withdrawals and Death Benefits


When we make a single sum payment from your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.



When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.



For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.



As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the Contract Value exceeds the investment in the Contract. There is some uncertainty regarding the effect certain optional benefits, e.g., the Principal Plus for Life Rider, and the effect a Fixed Investment Option's market value adjustment might have on the amount treated as "Contract Value" for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how such optional benefits or the market value adjustment are treated.



There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.


Taxation of Death Benefit Proceeds


All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.



Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:



- if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or



- if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or



- If distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.



After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:



- if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or



- if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions


There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:



-    received on or after the date on which the Contract Owner reaches age
     59 1/2;



- attributable to the Contract Owner becoming disabled (as defined in the tax law);



- made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;



- made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;


-    made under a single-premium immediate annuity contract; or

- made with respect to certain annuities issued in connection with structured settlement agreements.

Puerto Rico Non-Qualified Contracts


(John Hancock USA Contracts)



Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.



Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.


Diversification Requirements


Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.



In certain circumstances, the Owner of a variable annuity contract may be considered the Owner, for federal income tax purposes, of the assets of the Separate Account used to support the Contract. In those circumstances, income and gains from the Separate Account assets would be includible in the Contract Owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable Contract Owner will be considered the Owner of Separate Account assets if the Contract Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.



The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the Owner of your Contract's proportionate share of the assets of the Separate Account.



We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS


(Contracts Purchased for a Qualified Plan)



The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix C of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.



We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.



The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.



Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.



Special rules govern the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or an optional benefit, such as the Principal Plus for Life Rider may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later Of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.


Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:


-    received on or after the date on which the Contract Owner reaches age
     59 1/2;



- received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or


- made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).



These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.


When we issue a Contract in connection with a Qualified Plan, we will amend it as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.


Tax-Free Rollovers


If permitted under your plan, you may make a tax-free rollover from:


-    a traditional IRA to another traditional IRA;



- a traditional IRA to another Qualified Plan, including a Section 403(b) plan;



- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA;



- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another Qualified Plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions;



- a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization (by means of a direct trustee-to-trustee transfer only); and


- a traditional IRA to a Roth IRA, subject to special restrictions discussed below.

In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan.


WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments", and (iii) if applicable, certain hardship withdrawals.



Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to a Qualified Plan. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


Loans


A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.



Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.



The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Puerto Rico Contracts Issued to Fund Retirement Plans


(John Hancock USA Contracts)


The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISER


The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                                 General Matters


ASSET ALLOCATION SERVICES



We are aware that certain third parties are offering asset allocation services ("Asset Allocation Services") in connection with the Contract through which a third party may transfer amounts among Investment Options from time to time on your behalf.. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account's policies that we have adopted to discourage disruptive frequent trading activity. (See "Transfers Among Investment Options.") WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACT.



RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM
(for Contracts issued by John Hancock USA)



Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:



- termination of employment in the Texas public institutions of higher education;



-    retirement;



-    death; or


-    the participant's attainment of age 70 1/2.


Accordingly, before you withdraw any amounts from the Contract, you must furnish proof to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.



DISTRIBUTION OF CONTRACTS


We pay compensation for sales of the Contracts.


John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that John Hancock USA controls, is the principal underwriter and distributor of the Contract offered by this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contract and under other annuity and life insurance products we offer.


JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").


We offer the Contract for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the Contract through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the Contract directly to potential purchasers. Signator Investors, Inc. is an affiliated broker-dealer.



JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contract. The individual representative who sells you the Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the Contract described in this Prospectus that they would not pay in connection with the sale of other Contracts issued by unaffiliated companies.


A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the Contract, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contract that have already been purchased.

Standard Compensation


The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 7.00% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. Contract Owners do not pay this compensation directly. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see "Charges and Deductions").


Additional Compensation and Revenue Sharing


To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the Contract, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contract, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable NASD rules and other applicable laws and regulations, JH Distributors and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.


These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

Differential Compensation


Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of the Contract.



CONFIRMATION STATEMENTS



We will send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, we will deem you to have ratified the transaction.



REINSURANCE ARRANGEMENTS



From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees, or other obligations.

            Appendix A: Examples of Calculation of Withdrawal Charge


EXAMPLE 1. - Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made, no Payment Enhancement is elected and there are no partial withdrawals. The table below illustrates five examples of the withdrawal charges that would be imposed if the Contract is completely withdrawn, based on hypothetical Contract Values.



                                                           WITHDRAWAL CHARGE
CONTRACT    HYPOTHETICAL    FREE WITHDRAWAL    PAYMENTS    -----------------
  YEAR     CONTRACT VALUE        AMOUNT       LIQUIDATED    PERCENT   AMOUNT
--------   --------------   ---------------   ----------    -------   ------
    2          55,000           5,000(A)        50,000         6%      3,000
    4          50,500           5,000(B)        45,500         5%      2,275
    6          60,000          10,000(C)        50,000         3%      1,500
    7          35,000           5,000(D)        45,000         2%        900
    8          70,000          20,000(E)        50,000         0%          0



During any Contract Year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the Contract less any prior partial withdrawals in that Contract Year.



(A) In the second Contract Year the earnings under the Contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (Contract Value less free withdrawal amount).



(B) In the example for the fourth Contract Year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments (50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (Contract Value less free withdrawal amount).



(C) In the example for the sixth Contract Year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (Contract Value less free withdrawal amount).



(D) In the example for the seventh Contract Year, the Contract has negative accumulated earnings ($35,000 - $50,000), so the free withdrawal amount is equal to 10% of payments (50,000 x 10% = $5,000) and the withdrawal charge is applied to total payments less the free withdrawal amount.



(E) There is no withdrawal charge on any payments liquidated that have been in the Contract for at least 7 years.



EXAMPLE 2. - Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made, no Payment Enhancement is elected and there are a series of four partial withdrawals made during the third Contract Year of $2,000, $5,000, $7,000 and $8,000.



                                         FREE                   WITHDRAWAL CHARGE
 HYPOTHETICAL    PARTIAL WITHDRAWAL   WITHDRAWAL    PAYMENTS    -----------------
CONTRACT VALUE        REQUESTED         AMOUNT     LIQUIDATED    PERCENT   AMOUNT
--------------   ------------------   ----------   ----------    -------   ------
65,000                  2,000          15,000(A)          0         5%         0
49,000                  5,000           3,000(B)      2,000         5%       100
52,000                  7,000           4,000(C)      3,000         5%       150
44,000                  8,000               0(D)      8,000         5%       400



The free withdrawal amount during any Contract Year is the greater of the Contract Value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that Contract Year.


(A) For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.


(B) The Contract has negative accumulated earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current Contract Year, the remaining free withdrawal amount during the third Contract Year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.



(C) The Contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 < 0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.



(D) The free withdrawal amount is zero since the Contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year the full 10% of payments would be available again for withdrawal requests during that year.

                  Appendix B: Principal Plus for Life Examples



The following examples provide hypothetical illustrations of the benefits provided under the Principal Plus for Life optional benefit Rider. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.



EXAMPLE 1. Assume a single Purchase Payment of $100,000 at Covered Person's age 55, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-Up Dates, so there is no Step-Up and the Covered Person survives at least 31 years from issue.



                                                                           GUARANTEED
                      GUARANTEED    LIFETIME                           WITHDRAWAL BALANCE
CONTRACT   PURCHASE   WITHDRAWAL     INCOME    WITHDRAWAL                  ON CONTRACT
YEAR       PAYMENTS     AMOUNT       AMOUNT       TAKEN      BONUS         ANNIVERSARY
--------   --------   ----------   ---------   ----------   ------     ------------------
At issue   $100,000       N/A         N/A        $    0     $    0         $100,000(A)
    1             0    $5,000(A)      N/A             0      5,000(B)       105,000(C)
    2             0      5250(C)      N/A             0      5,000          110,000
    3             0     5,500         N/A             0      5,000          115,000
    4             0     5,750         N/A             0      5,000          120,000
    5             0     6,000         N/A             0      5,000          125,000
    6             0     6,250         N/A             0      5,000          130,000
    7             0     6,500         N/A             0      5,000          135,000
    8             0     6,750         N/A             0      5,000          140,000
    9             0     7,000         N/A             0      5,000          145,000
   10             0     7,250         N/A             0      5,000          150,000
   11             0     7,500      $7,500(D)      7,500          0          142,500
   12             0     7,500       7,500         7,500          0          135,000
   13             0     7,500       7,500         7,500          0          127,500
   14             0     7,500       7,500         7,500          0          120,000
   15             0     7,500       7,500         7,500          0          112,500
   20             0     7,500       7,500         7,500          0           75,000
   25             0     7,500       7,500         7,500          0           37,500
   30             0     7,500       7,500         7,500          0                0
   31+            0         0       7,500         7,500          0                0



(A) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000).



(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $100,000 = $5,000).



(C) Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 = $5,250).



(D) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 X $150,000 = $7,500).

EXAMPLE 2. Assume an initial Purchase Payment of $100,000 at Covered Person's age 65, an additional Purchase Payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the Contract Value at the end of year 3 is less than the Guaranteed Withdrawal Balance so there is no step-up.



                      GUARANTEED    LIFETIME
                      WITHDRAWAL     INCOME                                GUARANTEED
                        AMOUNT       AMOUNT                            WITHDRAWAL BALANCE
CONTRACT   PURCHASE    PURCHASE     PURCHASE   WITHDRAWAL                  ON CONTRACT
YEAR       PAYMENTS    PAYMENT      PAYMENT       TAKEN      BONUS         ANNIVERSARY
--------   --------   ----------   ---------   ----------   -------    ------------------
At issue   $100,000          --          N/A     $    0      $    0         $100,000
   1              0      $5,000       $5,000          0       5,000          105,000
   2         10,000(A)    5,750(A)     5,750          0       5,500(B)       120,500
   3              0       6,025        6,025      6,025(C)        0(D)       114,475(C)
   4              0       6,025        6,025          0       5,500          119,975
   5              0       6,025        6,025          0       5,500          125,475



(A) In this example, there is an additional purchase payment at the beginning of the second contract year. Prior to that purchase payment the Guaranteed Withdrawal Amount is $5,250, as in Example 1 above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 X (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 X $10,000)) = $5,750).



(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $110,000 = $5,500).



(C) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).



(D)  No bonus is payable in any year that a withdrawal is taken.



EXAMPLE 3. Assume a single Purchase Payment of $100,000 at age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-Up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.



                        GUARANTEED   LIFETIME
                        WITHDRAWAL    INCOME                                 GUARANTEED
                          AMOUNT      AMOUNT                            WITHDRAWAL BALANCE
CONTRACT   PURCHASE      PURCHASE    PURCHASE   WITHDRAWAL                  ON CONTRACT
YEAR       PAYMENTS      PAYMENT     PAYMENT       TAKEN       BONUS        ANNIVERSARY
--------   --------     ----------   --------   ----------   --------   ------------------
At issue   $100,000      $   --      $   --      $    --     $     --       $100,000
   1              0       5,000          --        5,000      102,000         95,000
   2              0       5,000          --        5,000      103,828         90,000(A)
   3              0       5,000       4,500(A)     5,000      105,781(B)     105,781(B)
   4              0       5,289(C)    5,289(C)     5,289       94,946        100,492
   5              0       5,289       5,289       10,000(C)    79,898         79,898
   6              0       3,995(D)    3,995(D)



(A) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $90,000 = $4,500). In this example, since withdrawals were taken prior to the age 65 Contract Anniversary, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.



(B) At the end of contract year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $105,781.



(C) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289).



(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995).

                        Appendix C: Qualified Plan Types


TRADITIONAL IRAS

Individual Retirement Annuities


Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.



The Contract may be issued with a death benefit or an optional benefit Rider, such as Principal Plus for Life. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.


Distributions


In general, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.



The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.


ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.


Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:



-    made after the Owner attains age 59 1/2;



-    made after the Owner's death;



-    attributable to the Owner being disabled; or


- a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.


In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA. A Roth IRA, however, may not accept rollover contributions from other Qualified Plans, except (and only to the extent) that you can attribute designated Roth contributions to the rollover.



If the Contract is issued with certain death benefits or an optional benefit Rider, such as Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.


Conversion to a Roth IRA


You can convert a traditional IRA to a Roth IRA, unless:



-    you have adjusted gross income over $100,000; or


-    you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.


You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the

"converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.


SIMPLE IRA PLANS


In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. The Contract may be issued with a death benefit or an optional benefit Rider, such as Principal Plus for Life. The presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA. Employers intending to use the Contract in connection with such plans should seek independent tax advice.


SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)


Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with a death benefit or an optional benefit Rider, such as Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.


TAX-SHELTERED ANNUITIES


Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on Purchase Payments, and other tax consequences. In particular, purchasers should note that the Contract provides death benefit options that may exceed both aggregate Purchase Payments and Contract Value under the incidental death benefit rules. It is possible that the death benefit could result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or an optional benefit Rider, such as Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions that must be made.


Tax-sheltered annuity contracts must contain restrictions on withdrawals of:


- contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;



-    earnings on those contributions; and


- earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.


These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)


PENSION AND PROFIT SHARING PLANS QUALIFIED UNDER SECTION 401(A)


In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "Owner-employee".



Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the Contract" (as defined in the Code), if any. In general, an employee's "investment in the Contract" equals the aggregate amount of after tax premium payments made by the employee.

Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. (In the case of an employee who is a 5-percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the year in which the employee reaches age 70 1/2.)


CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS


The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed both aggregate Purchase Payments and Contract Value. It is possible that the presence of the death benefit could result in currently taxable income to the participant under the incidental death benefit rules. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with a death benefit or an optional benefit Rider such as Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS


Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.


A Section 457 plan must satisfy several conditions, including the following:


- it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency); and


- all compensation deferred under the plan must remain solely the employer's property, subject to the claims of the employer's creditors.


When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                  Appendix D: John Hancock USA Exchange Program
              (Not available with John Hancock New York Contracts)



John Hancock USA will permit an eligible Owner of a John Hancock qualifying contract to exchange that Contract for a new Venture Variable Annuity contract ("NEW CONTRACT"). If you are eligible and elect to exchange a John Hancock qualifying contract, you must surrender your existing Contract and transfer all of its Contract Value to us. We will waive any future withdrawal charges under the New Contract we issue.



John Hancock qualifying contracts



This Program is not available with John Hancock New York contracts. We limit this exchange program to certain Variable Annuity contracts issued by either John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company. The qualifying Variable Annuity contracts are:



-    Accommodator 2000 Variable Annuity;



-    Declaration Variable Annuity;



-    Independence Variable Annuity;



-    Independence Preferred Variable Annuity;



-    Independence 2000 Variable Annuity;



-    Patriot Variable Annuity;



-    Revolution Access Variable Annuity; and


-    Revolution Value Variable Annuity.

Eligibility Requirements

You are eligible to participate in the John Hancock Exchange Program if:


-    You own a John Hancock qualifying contract;



- Neither you nor any other payee receive annuity benefit payments under your John Hancock qualifying contract;



- There are no remaining withdrawal charges that would be assessed against the value of your John Hancock qualifying contract if you were to make a partial withdrawal or surrender that Contract;



- The death benefit value under your John Hancock qualifying contract is less than or equal to the current surrender value of that Contract (see "Death Benefit Before Maturity Date" on page 5 of this Supplement); and



- If your John Hancock qualifying contract contains a Guaranteed Retirement Income Benefit Rider, the guaranteed benefit under that optional benefit is less than or equal to the current surrender value of that Contract.


                            IMPORTANT CONSIDERATIONS

AN EXCHANGE MAY NOT BE IN YOUR BEST INTEREST


The benefits and limitations, Variable Investment Options, and charges and deductions of a New Contract will differ from those of a John Hancock qualifying contract. You should carefully review your existing Contract and the Venture prospectus (including this supplement) before deciding to make an exchange.



We believe that an exchange as described above will not be a taxable event for Federal tax purposes; however, any Owner considering an exchange should consult a tax adviser. We reserve the right to terminate this exchange offer or to vary its terms at any time.


THE CHARGES AND EXPENSES OF A NEW CONTRACT DIFFER FROM THOSE UNDER YOUR EXISTING JOHN HANCOCK QUALIFYING CONTRACT


The New Contract and your qualifying John Hancock Contract have different separate account annual expenses, different Contract Owner transaction expenses, and different Variable Investment Options that result in different total operating expenses charged by the underlying portfolios (i.e., "Funds"), as noted in the tables below:

The following table compares the fees and expenses that you will pay under the New Contact and the John Hancock qualifying contracts at the time that you buy a Contract, surrender the Contract, or transfer cash value between Investment Options. State premium taxes may also be deducted.



                   NEW
                CONTRACT  ACCOMMODATOR                             INDEPENDENCE  INDEPENDENCE            REVOLUTION  REVOLUTION
                (Venture      2000      DECLARATION  INDEPENDENCE    PREFERRED       2000       PATRIOT    ACCESS       VALUE
                Variable    Variable      Variable     Variable      Variable      Variable    Variable   Variable    Variable
                Annuity)     Annuity      Annuity       Annuity       Annuity       Annuity     Annuity    Annuity     Annuity
                --------  ------------  -----------  ------------  ------------  ------------  --------  ----------  ----------
                                                  MAXIMUM WITHDRAWAL CHARGE:
                        (AS % OF AMOUNT PURCHASE PAYMENTS) FOR EACH YEAR FOLLOWING A PURCHASE PAYMENT
YEAR 1:         waived         8.5%        6.0%          8.0%          8.0%          7.0%       6.0%         0%         7.0%
YEAR 2:         waived         7.5%        6.0%          8.0%          8.0%          6.0%       6.0%         0%         6.0%
YEAR 3:         waived         7.5%        5.0%          8.0%          8.0%          5.0%       5.0%         0%         5.0%
YEAR 4:         waived         7.5%        5.0%(1)       7.0%          7.0%          4.0%       5.0%(1)      0%         4.0%
YEAR 5:         waived         6.0%        4.0%(1)       7.0%          7.0%          3.0%       4.0%(1)      0%         3.0%
YEAR 6:         waived         4.5%        3.0%(1)       6.0%          6.0%          2.0%       3.0%(1)      0%         2.0%
YEAR 7:         waived         3.0%        2.0%(1)       6.0%          6.0%          1.0%       2.0%(1)      0%         1.0%
YEAR 8 AND
   THEREAFTER:       0%          0%          0%            0%            0%            0%         0%         0%           0%

                                                     ANNUAL CONTRACT FEE:
                   $30(4)     $ 30        $ 30(2)       $ 30(2)       $ 30(2)       $ 30(2)    $ 30(2)     $30(3)      $ 30(3)

                                                        TRANSFER FEE:
Maximum Fee        $25        $ 25        $ 25          $ 25          $ 25          $ 25         None      $25         $ 25
Current Fee        $ 0        $  0        $  0          $  0          $  0          $  0         None      $25         $  0



(1.) Withdrawal charges for Contracts issued in NY by John Hancock Life
     Insurance Company differ from those shown. For these Contracts, the withdrawal charges for Years 4, 5, 6 and 7 are, respectively, 4%, 3%, 2% and 1%.



(2.) This Annual Contract Fee charge applies only to Contracts of less than $10,000.



(3.) This Annual Contract Fee charge applies only to Contracts of less than $50,000.



(4.) This Annual Contract Fee charge applies only to Contracts of less than $99,000.

The following table compares fees and expenses that you will pay periodically under the New Contact and the John Hancock qualifying contracts during the time that you own a Contract. This table does not include annual portfolio operating expenses.



                                                                  DECLARATION  DECLARATION
                                                                    Variable     Variable
                                             NEW                    Annuity      Annuity
                                          CONTRACT  ACCOMMODATOR    (initial     (initial                 INDEPENDENCE  INDEPENDENCE
                                          (Venture      2000        payments     payments   INDEPENDENCE    PREFERRED       2000
                                          Variable    Variable       up to         over       Variable      Variable      Variable
                                          Annuity)     Annuity     $250,000)    $250,000)      Annuity       Annuity       Annuity
                                          --------  ------------  -----------  -----------  ------------  ------------  ------------
                                                  SEPARATE ACCOUNT ANNUAL EXPENSES:

Mortality and expense risks fee:            1.25%       0.90%        0.90%        0.90%         0.90%         1.15%         1.10%
Administration fee- asset based:            0.15%       0.35%        0.35%        0.10%         0.50%         0.35%         0.30%
                                            ----        ----         ----         ----          ----          ----          ----
TOTAL (With No Optional Riders
   Reflected):                              1.40%       1.25%        1.25%        1.00%         1.40%         1.50%         1.40%

                                      FEES DEDUCTED FROM CONTRACT VALUE FOR OPTIONAL BENEFITS:

Principal Plus for Life (1)                 0.75%                                      Not Offered
Maximum fee:
Current fee:                                0.40%
Enhanced "Stepped Up" Death Benefit
   Rider (4)                                                         0.15%        0.15%
Accidental Death Benefit Rider (4)                                   0.10%        0.10%
Nursing Home Waiver (2)                                              0.05%        0.05%
Enhanced Death Benefit Rider (3), (4)        Not         Not
Earnings Enhancement Death Benefit Rider   Offered     Offered                                             Not Offered
Accumulated Value Enhancement
(CareSolutions Plus) Rider (5)
Guaranteed Retirement Income Benefit                                   Not Offered
Rider (4)
Waiver of Withdrawal Charge
(CARESolutions) Rider (2)

                                           PATRIOT    PATRIOT
                                           Variable   Variable
                                           Annuity    Annuity
                                           (Initial   (Initial  REVOLUTION  REVOLUTION
                                           Payments   Payments    ACCESS       VALUE
                                            up to       over     Variable    Variable
                                          $250,000)  $250,000)    Annuity     Annuity
                                          ---------  ---------  ----------  ----------
                           SEPARATE ACCOUNT ANNUAL EXPENSES:

Mortality and expense risks fee:            0.90%      0.90%       0.95%       0.95%
Administration fee- asset based:            0.35%      0.10%       0.30%       0.30%
                                            ----       ----        ----        ----
TOTAL (With No Optional Riders
   Reflected):                              1.25%      1.00%       1.25%       1.25%

               FEES DEDUCTED FROM CONTRACT VALUE FOR OPTIONAL BENEFITS:

Principal Plus for Life (1)                                Not Offered
Maximum fee:
Current fee:
Enhanced "Stepped Up" Death Benefit         0.15%       0.15%          Not Offered
Rider (4)
Accidental Death Benefit Rider (4)          0.10%       0.10%
Nursing Home Waiver (2)                     0.05%       0.05%
Enhanced Death Benefit Rider (3), (4)                              0.25%       0.25%
Earnings Enhancement Death Benefit Rider                           0.25%       0.25%
Accumulated Value Enhancement                                      0.40%       0.35%
(CareSolutions Plus) Rider (5)
Guaranteed Retirement Income Benefit           Not Offered         0.30%       0.30%
Rider (4)
Waiver of Withdrawal Charge                                         Not        0.10
(CARESolutions) Rider (2)                                         Offered



(1) The Principal Plus for Life fees are reflected as a percentage of Adjusted Guaranteed Withdrawal Balance



(2) The Nursing Home Waiver charge and the charge for the Waiver of Withdrawal Charge(CareSolutions Plus) Rider applies to that portion of your Contract's total value attributable to premiums that are still subject to withdrawal charges.



(3) The rate shown is applicable to Enhanced Death Benefit Riders issued after May 1, 2002. In certain states, and for Riders issued prior to May 1, 2002, a lower rate may apply.



(4.) The Enhanced "Stepped Up"Death Benefit Rider Accidental Death Benefit
     Rider, Enhanced Death Benefit Rider, Earnings Enhancement Death Benefit Rider, and the Guaranteed Retirement Income Benefit Rider charges are a percentage of Contract total value.



(5.) The Accumulated Value Enhancement (CareSolutions Plus) Rider charge is a percentage of initial premium payment.

THE VARIABLE INVESTMENT OPTIONS OF A NEW CONTRACT, INCLUDING THE CHARGES AND EXPENSES OF UNDERLYING PORTFOLIOS, DIFFER FROM THOSE UNDER YOUR EXISTING JOHN HANCOCK QUALIFYING CONTRACT


The Declaration Variable Annuity contract currently offers six Investment Options. The Accommodator 2000 Variable Annuity, Independence Variable Annuity, Independence Preferred Variable Annuity, Independence 2000 Variable Annuity and Patriot Variable Annuity contracts currently offer eighteen Variable Investment Options. Revolution Value Variable Annuity and Revolution Access Variable Annuity currently offer 25 Variable Investment Options. YOU CAN OBTAIN ADDITIONAL INFORMATION ABOUT THE AVAILABLE VARIABLE INVESTMENT OPTIONS UNDER YOUR JOHN HANCOCK QUALIFYING CONTRACT, INCLUDING A CURRENT PROSPECTUS FOR EACH OF THE UNDERLYING PORTFOLIOS, BY CONTACTING JOHN HANCOCK LIFE INSURANCE COMPANY OR JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY AT THE FOLLOWING ADDRESS:



    ANNUITIES SERVICE CENTER:                           MAILING ADDRESS:
       601 Congress Street                            Post Office Box 55106
Boston, Massachusetts 02210-2805                Boston, Massachusetts 02205-5106
(617) 663-3000 or (800) 344-1029


     Toll-free for ACCOMMODATOR 2000, INDEPENDENCE, INDEPENDENCE 2000, INDEPENDENCE PREFERRED CONTRACTS: (800) 732-5543

     Toll-free for DECLARATION, PATRIOT, REVOLUTION ACCESS, REVOLUTION VALUE
     CONTRACTS: (800) 824-0335

You should review this information carefully before electing to exchange a John Hancock qualifying contract for a New Contract.


If you elect to exchange your John Hancock qualifying contract for a New Contract with a Principal Plus for Life optional benefit Rider, however, you may invest your Contract Value only in the Investment Options we make available with this benefit. We describe these Investment Options in the Prospectus. YOU CAN OBTAIN ADDITIONAL INFORMATION ABOUT ALL THE AVAILABLE VARIABLE INVESTMENT OPTIONS UNDER THE NEW CONTRACT, INCLUDING A CURRENT PROSPECTUS FOR EACH OF THE UNDERLYING PORTFOLIOS, BY CONTACTING OUR ANNUITIES SERVICE CENTER AT THE FOLLOWING ADDRESS:



    ANNUITIES SERVICE CENTER:                           MAILING ADDRESS:
       601 Congress Street                            Post Office Box 55230
Boston, Massachusetts 02210-2805                Boston, Massachusetts 02205-5230
(617) 663-3000 or (800) 344-1029


You should review this information carefully before electing to exchange a John Hancock qualifying contract for a New Contract.


The next table compares the minimum and maximum total operating expenses charged by the portfolios (Funds) that you may pay periodically during the time that you own a Contract. Fees and expenses of the portfolios are not fixed or specified under the terms of the Contracts and may vary from year to year. In most cases, the New Contract's Variable Investment Options invest in the Series II class of shares of the John Hancock Trust and are subject to a 12b-1 fee. The John Hancock qualifying contracts contain fewer Variable Investment Options, as described above. In most cases, the John Hancock qualifying contract's Variable Investment Option invests in the NAV class of shares of the John Hancock Trust and is not subject to a 12b-1 fee. More detail concerning the fees and expenses of each portfolio is contained in that portfolio's prospectus.



             NEW
          CONTRACT  ACCOMMODATOR                             INDEPENDENCE  INDEPENDENCE            REVOLUTION  REVOLUTION
          (Venture      2000      DECLARATION  INDEPENDENCE    PREFERRED       2000       PATRIOT    ACCESS       VALUE
          Variable    Variable      Variable     Variable      Variable      Variable    Variable   Variable    Variable
          Annuity)     Annuity      Annuity       Annuity       Annuity       Annuity     Annuity    Annuity     Annuity
          --------  ------------  -----------  ------------  ------------  ------------  --------  ----------  ----------
                                                       TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES -
Range of expenses that are deducted from fund assets, including management fees,
Rule 12b-1 fees, and other expenses:

MINIMUM:    0.77%       0.50%        0.50%         0.50%         0.50%         0.50%       0.50%      0.50%       0.50%
MAXIMUM:    1.42%       1.28%        1.28%         1.28%         1.28%         1.28%       1.28%      1.28%       1.28%

THE NEW CONTRACT DOES NOT CURRENTLY PROVIDE A FIXED ACCOUNT INVESTMENT OPTION, UNLIKE YOUR EXISTING JOHN HANCOCK QUALIFYING CONTRACT.


The New Contract does not currently offer fixed account Investment Options, and you will not have the ability to invest in a fixed account investment option if you elect to participate in the John Hancock exchange program.


UNDER CERTAIN JOHN HANCOCK QUALIFYING CONTRACTS, YOUR CONTRACT VALUE MAY BE ADJUSTED BY A "MARKET VALUE ADJUSTMENT IF YOU ELECT TO PARTICIPATE IN THE JOHN HANCOCK EXCHANGE PROGRAM.


If your John Hancock qualifying contract is a Declaration, Patriot, Revolution Access or Revolution Value Variable Annuity contract, you currently have the ability to invest in a Guaranteed Period fixed account that has a "market value adjustment" or "MVA" feature and, in some states, a minimum guaranteed rate. The New Contract does not offer a similar investment option. If you exchange your contract for a New Contract, the market value adjustment may be applied to your exchanged value if all or a part of your Contract Value is allocated to a Guarantee Period. The MVA may reduce the exchanged amount when current interest rates are higher than the credited rate on the fixed investment although the magnitude of the adjustments may differ due to differences in adjustment formulas. The MVA adjustment also provides upside potential, increasing the exchanged value when current interest rates are lower than the fixed account credited rate. You should carefully review your John Hancock qualifying contract and the Prospectus for that Contract for additional information on the calculation of a market value adjustment before you elect to participate in the John Hancock exchange program.



The "MVA" adjustment described above does not apply if your John Hancock qualifying contract is an Accommodator 2000, Independence, Independence Preferred, or Independence 2000 Variable Annuity contract. These Contracts contain provisions that permit allocation of Contract Value in a fixed rate investment option with a guaranteed minimum interest rate.


WITHDRAWAL CHARGES


Under the John Hancock exchange program, we will waive any withdrawal charge described elsewhere in the Venture prospectus if you exchange your John Hancock qualifying contract for a New Contract. This means that any Purchase Payments you make to a New Contract, including any additional premium payments after we issue a New Contract, will not be subject to a withdrawal charge.



If you elect not to participate in the John Hancock exchange program, you may keep your John Hancock qualifying contract and continue to make additional premium payments as permitted under the terms of that Contract. If you do, those premiums will be subject to withdrawal charges in accordance with the terms stated in that Contract. We compare the maximum withdrawal charges for John Hancock qualifying contracts with the waived withdrawal charge under a New Contract in the first table above.


DEATH BENEFIT BEFORE THE MATURITY DATE

The death benefit under your John Hancock qualifying contract:

- may affect your eligibility to participate in the John Hancock exchange program;

- may provide coverage on one or more persons who are not covered under a New Contract; and

- may be for amounts or durations that are not the same as the death benefit under a New Contract.

We provide a general summary of these matters in the following sections, but you should review your John Hancock qualifying contract carefully before you elect to participate in the John Hancock Exchange Program for more specific information applicable to you.


ELIGIBILITY DETERMINATION. The death benefit value under your John Hancock qualifying contract must be less than or equal to the current surrender value of that Contract for you to participate in the John Hancock exchange program. We determine whether your John Hancock qualifying contract satisfies this eligibility requirement at the end of the last Business Day of each calendar month. If it does, you may elect to participate in the John Hancock Exchange Program, assuming you meet all the other eligibility requirements, during the immediately following calendar month. The death benefit amount under your John Hancock qualifying contract may increase or decrease, as provided in that Contract, during this election period.



If we approve, you may also elect to participate in the John Hancock Exchange Program if the death benefit value under your John Hancock qualifying contract is less than or equal to the surrender value of that Contract on a different eligibility determination date, provided you meet all the other eligibility requirements on that date.



COVERED PERSONS. The following table indicates the person(s) who are covered for a minimum guaranteed death benefit before the Maturity Date. This table is only a summary; minimum guaranteed death benefit features may vary by state. You should carefully read the Prospectus for the New Contract, your John Hancock qualifying contract and the Prospectus for your John Hancock qualifying contract for more information on the terms, limits and conditions applicable to your situation.

               NEW
            CONTRACT  ACCOMMODATOR                             INDEPENDENCE  INDEPENDENCE            REVOLUTION  REVOLUTION
            (Venture      2000      DECLARATION  INDEPENDENCE    PREFERRED       2000       PATRIOT    ACCESS       VALUE
            Variable    Variable      Variable     Variable      Variable      Variable    Variable   Variable    Variable
            Annuity)     Annuity      Annuity       Annuity       Annuity       Annuity     Annuity    Annuity     Annuity
            --------  ------------  -----------  ------------  ------------  ------------  --------  ----------  ----------
COVERED PERSON FOR MINIMUM GUARANTEED DEATH BENEFIT BEFORE MATURITY DATE:

OWNER:       Yes          No(1)         No(1)        No(1)         No(1)         No(1)       No(1)     Yes(2)      Yes(2)
ANNUITANT:    No(3)      Yes           Yes          Yes           Yes           Yes         Yes        Yes(2)      Yes(2)


(1) Unless you are also the Annuitant, the minimum amount payable upon death of an Owner is not guaranteed and will reflect a Contract's then current account value.



(2) The minimum guaranteed death benefit for Revolution Access and Revolution Value contracts generally is based on death of the Owner or Annuitant, whichever first occurs. In certain states ( IL & MN), the minimum guaranteed death benefit is based on the Annuitant's life.



(3) There is no minimum guaranteed death benefit applicable to an Annuitant under a New Contract unless the Owner also is the Annuitant.



AMOUNT OF MINIMUM DEATH BENEFIT BEFORE MATURITY DATE. The amount of a minimum guaranteed death benefit may differ between your John Hancock qualifying contract and any New Contract that we may issue under the John Hancock Exchange Program. The following information provides a general summary and may be subject to specific terms, limits and conditions. You should carefully review the Prospectus for the New Contract, your John Hancock qualifying contract and the Prospectus for your John Hancock qualifying contract for more information on the terms, limits and conditions applicable to your situation.



- NEW CONTRACT (Venture Variable Annuity). IF YOUR AGE AT ISSUE IS LESS THAN 81, the guaranteed minimum death benefit is based on the greatest of (1) the Highest Adjusted Anniversary Value prior to age 81, or (2) the sum of all Purchase Payments less withdrawals, or (3) the current Contract Value. IF YOUR AGE AT ISSUE IS 81 OR MORE, the guaranteed minimum death benefit is based on the greater of (1) sum of all Purchase Payments less withdrawals or (2) the current Contract Value. The maximum amount guaranteed is $10 million.



- ACCOMMODATOR 2000 Variable Annuity. The guaranteed minimum death benefit is based on the greater of: (1) the current Contract Value or (2) total premium payments less withdrawals and charges (after anniversary nearest age 65, Contract Value paid only).



- DECLARATION Variable Annuity. The guaranteed minimum death benefit is based on the greater of: accumulated value (adjusted for MVA- except NY) or Purchase Payments less partial withdrawals.



- INDEPENDENCE Variable Annuity. The guaranteed minimum death benefit is based on the greater of:: (1) Contract Value or (2) total premium payments less withdrawals and charges. (after anniversary nearest age 75, Contract Value paid only).



- INDEPENDENCE PREFERRED Variable Annuity. The guaranteed minimum death benefit is based on the greatest of: (1) Contract Value (2) total premiums less withdrawals and charges, (3) Stepped up value as of last 3-year anniversary (stops at anniversary prior to age 81).



- INDEPENDENCE 2000 Variable Annuity. The guaranteed minimum death benefit is based on the greatest of: (1) Contract Value (2) total premiums less withdrawals and charges, (3) Stepped up value as of last 5-year anniversary (stops at anniversary prior to age 81).



- PATRIOT Variable Annuity. The guaranteed minimum death benefit is based on the greater of: accumulated value (adjusted for MVA- except NY) or (2) the sum of all Purchase Payments less withdrawals.



- REVOLUTION ACCESS Variable Annuity. The guaranteed minimum death benefit is based on the greater of: (1) current Contract Value adjusted by a "market value adjustment" (no adjustment for NY Contracts) or (2) the sum of all Purchase Payments less withdrawals.



- REVOLUTION VALUE Variable Annuity. The guaranteed minimum death benefit is based on the greater of: (1) current Contract Value adjusted by a "market value adjustment" (no adjustment for NY Contracts) or (2) the sum of all Purchase Payments less withdrawals.



Even if the current death benefit value under your John Hancock qualifying contract is no greater than your Contract's surrender value, you should consider the possibility that that the minimum death benefit under that Contract could increase in the future. You should also review your John Hancock qualifying contract carefully for the impact of withdrawals on that Contract's guaranteed minimum death benefit. The manner in which we adjust the guaranteed minimum death benefit under a New Contract for withdrawals may differ from that under a John Hancock qualifying contract (see the section in the New Contract (Venture) prospectus entitled "Description of the Contract" - Death Benefit During Accumulation Period" for more information about the New Contract).


OPTIONAL BENEFIT RIDERS


You may have purchased optional benefit Riders for your John Hancock qualifying contract that are NOT available with a New Contract. If so, you should review your John Hancock qualifying contract carefully before electing to participate in the John Hancock Exchange Offer. We summarize some of the features of these optional benefits below, but you should review your Contract carefully for a complete description of the benefits, conditions and limitations applicable to your situation.


THE FOLLOWING OPTIONAL BENEFIT RIDERS ARE NOT AVAILABLE WITH A NEW CONTRACT, AND YOU WILL NO LONGER BE ENTITLED TO THE BENEFIT IF YOU ELECT TO PARTICIPATE IN THE JOHN HANCOCK EXCHANGE OFFER:


- Enhanced "Stepped Up" Death Benefit Rider to DECLARATION and PATRIOT Variable Annuity contracts - provides a guarantee that if the Annuitant dies before the Contract's date of maturity, the death benefit will not be less than the highest total value of the Contract (adjusted by any market value adjustment) as of any anniversary of the Contract before the Annuitant attains age 81, plus any premium payments since that anniversary, minus any withdrawals (and any related withdrawal charges) since that anniversary. The standard death benefit provided by the New Contract features the same terms and conditions as this particular Rider.



- Accidental Death Benefit Rider to DECLARATION and PATRIOT Variable Annuity contracts - provides a benefit upon the accidental death of the Annuitant prior to the earlier of the Contract's date of maturity or the Annuitant's 80th birthday. Under this Rider, the Beneficiary will receive an amount equal to the total value of the Contract as of the date of the accident, up to a maximum of $200,000.



- Nursing Home Waiver to DECLARATION and PATRIOT Variable Annuity contracts - provides a waiver of the withdrawal charges on any withdrawals, if (a) the Contract Owner becomes confined to a nursing home following a waiting period described in the Rider after the date of issue of the Contract, (b) the Contract Owner remains in the nursing home a continuous period described in the Rider and receives skilled nursing care, (c) the issuing company receives a request for a withdrawal and adequate proof of confinement within the period described in the Rider after discharge from the facility, and (d) the confinement is prescribed by a doctor and medically necessary. The New Contract provides a Nursing Home Waiver as a standard feature, subject to terms and conditions similar to those of this Rider.



- Enhanced Death Benefit Rider to REVOLUTION ACCESS and REVOLUTION VALUE Variable Annuity contracts - provides a guarantee that the death benefit before the Contract's date of maturity will not be less than: (a) for Contracts purchased outside New York or Washington states, the amount of each premium accumulated at 5% effective annual interest during the Rider's measuring period (less any partial withdrawals and not including any interest on such amounts after they are withdrawn); or, if greater, (b) the highest total value of the Contract (adjusted by any market value adjustment) as of any anniversary of the Contract during the Rider's measuring period, plus any premium payments since that anniversary, minus any withdrawals since that anniversary. For these purposes, the benefit's "measuring period" includes only those Contract anniversaries that occur
     (1) before we receive proof of death and (2) before the "measuring life" attains age 81. The Rider's "measuring life" may vary, depending on the Owner and Annuitant, as described in the Rider.



- Earnings Enhancement Death Benefit Rider to REVOLUTION ACCESS and REVOLUTION VALUE Variable Annuity contracts - under this benefit, the death benefit before the Maturity Date may be increased by an earnings enhancement amount that will vary based on the age of the Owners and Annuitants at time of purchase. If all of the Owners and the Annuitant were under age 70 at the time of purchase, the earnings enhancement amount is 40% of the difference between (a) the death benefit and (b) the premiums paid for the Contract, less any withdrawals from the Contract in excess of earnings (including any surrender charges imposed on these withdrawals), subject to a maximum benefit amount described in the Rider. If any of the Owners or the Annuitant was age 70 or older at the time of purchase, the earnings enhancement amount is 25% of the difference between (a) the death benefit and (b) the premiums paid for the Contract, less any withdrawals from the Contract in excess of earnings (including any surrender charges imposed on these withdrawals), subject to a maximum benefit amount described in the Rider.



- Accumulated Value Enhancement (CareSolutions Plus) Rider* to REVOLUTION ACCESS and REVOLUTION VALUE Variable Annuity contracts - under this Rider, the issuing company makes a contribution to the total value of the Contract on a monthly basis if the covered person (who must be an Owner and the Annuitant): (a) is unable to perform at least 2 activities of daily living without human assistance or has a cognitive impairment, and (b) is receiving certain qualified services described in the Rider. The specifications page of the Contract shows the amount of the contribution (called the "Monthly Benefit"), and the Rider contains an inflation protection feature that will increase the Monthly Benefit by 5% each year after the 7th Contract Year. The specifications page of the Contract also contains a limit on how much the total value of the Contract can be increased by this Rider (the "benefit limit"). The Rider must be in effect for 7 years before any contribution will occur.

- Guaranteed Retirement Income Benefit Rider to REVOLUTION ACCESS and REVOLUTION VALUE Variable Annuity contracts - this benefit guarantees a minimum amount that can be applied to a lifetime annuity payment option, subject to the conditions described in the Rider.



- Waiver of Withdrawal Charge (CARESolutions) Rider* to REVOLUTION VALUE Variable Annuity contracts - provides a waiver of the withdrawal charges on any withdrawals, if (a) the "covered person" becomes confined to a nursing home beginning at least 30 days after the date of issue of the Contract,
     (b) the "covered person" remains in the nursing home for at least 90 consecutive days receiving nursing care, and (c) the confinement is prescribed by a doctor and medically necessary because of a covered physical or mental impairment. In addition, depending on the state, the Rider may also provide for a waiver of withdrawal charges if a covered person has been diagnosed with a chronic, critical or terminal illness to the extent so provided in the Rider. A "covered person" under the Rider includes the Owner and the Owner's spouse, unless the Owner is a trust. If the Owner is a trust, a "covered person" includes the Annuitant and the Annuitant's spouse.


* If you elect to participate in the John Hancock Exchange Program, you will also lose any ancillary benefits, such as access to advice about elder care services and a list of long term care providers in your area.

ANNUITY BENEFIT PAYMENTS

The type and amount of annuity benefit payments available to you under your John Hancock qualifying contract will differ from that available under the New Contract.

TYPE OF ANNUITY BENEFIT PAYMENT. Both your John Hancock qualifying contract and the New Contract provide for annuity benefit payments that may be made on a fixed, variable, or combination fixed and variable basis.


Your John Hancock qualifying contract guarantees that the following Annuity Options will be made available:



-    Non-refund Life Annuity; and



- Life Annuity with Payments Guaranteed for 5, 10 or 20 Years (Guaranteed Period is 3 to 30 years for DECLARATION and PATRIOT Variable Annuity contracts with limitations depending on age of Contract or certificate).



Annuity Options in addition to those that are contractually guaranteed may also be offered under your John Hancock qualifying contract. You can obtain additional information on any additional Annuity Options currently available under your John Hancock qualifying contract by calling John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company at the following number: (800) 732-5543.



The New Contract guarantees the following Annuity Options:



-    Non-refund Life Annuity;



-    Life Annuity with Payments Guaranteed for 10 Years;



-    Joint & Survivor Non-refund Life Annuity; and


-    Joint & Survivor Life Annuity with Payments Guaranteed for 10 Years.


We may also offer Annuity Options from time to time that are in addition to those contractually guaranteed under a New Contract. These additional Annuity Options may differ from the Annuity Options available under your John Hancock qualifying contract.



AMOUNT OF ANNUITY BENEFIT PAYMENTS. The annuity purchase rates guaranteed in the New Contract differ from the annuity purchase rates contained in the John Hancock qualifying contracts. This means that even if the total Contract Value applied to the same type of annuity benefit payment option were equal in amount, the initial annuity benefit payment under a New Contract may differ from that under a John Hancock qualifying contract.



In addition, the "assumed interest rate" used to determine the amount of a Variable Annuity benefit payment under a New Contract differs from the "assumed interest rate" used to determine the amount of a Variable Annuity benefit payment under a John Hancock qualifying contract, as summarized below:



                               ASSUMED INTEREST RATE
                         -------------------------------
Declaration              3.5% (Where permitted by state,
Patriot                  Annuitant may elect to use 5%
Revolution Access        use 5% or 6%).
Revolution Value

Accomodator 2000         3.50%
Independence
Independence Preferred
Independence 2000

Venture                  3.00%

You should carefully review your John Hancock qualifying contract and the Prospectus for that Contract for additional information on the calculation of annuity benefit payments before you elect to participate in the John Hancock exchange program.



WE PAY COMPENSATION AT A REDUCED RATE FOR CONTRACTS ISSUED UNDER THE PROGRAM.



Broker-dealers sell the Contracts that we will issue under this Program through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors pays ongoing compensation with respect to Contracts issued under the Program (inclusive of wholesaler overrides and expense allowances) at an annual rate of up to 0.6% of the values of the Contract in lieu of any other compensation described in this Prospectus.


OTHER MATTERS


There may be differences between a John Hancock qualifying contract, as amended by tax-qualified retirement plan endorsements, and the New Contracts, as amended by similar qualified plan endorsements. If you are using a John Hancock qualifying contract in connection with a tax-qualified retirement plan, you should consult a tax advisor before electing to participate in the John Hancock exchange program. See also the Federal Tax Matters section of this Prospectus and in the Prospectus for your John Hancock qualifying contract.

                   Appendix U: Accumulation Unit Value Tables


The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of accumulation units for each Variable Investment Option during the periods shown.



We use accumulation units to measure the value of your investment in a particular Variable Investment Option. Each accumulation unit reflects the value of underlying shares of a particular Fund (including dividends and distributions made by that Fund), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see the "Fee Tables" section of the Prospectus for additional information on these charges).



The table contains information on different classes of accumulation units because we deduct different levels of daily charges. In particular, the table shows accumulation units reflecting the daily charges for:



-    Venture Contracts with no optional benefit Riders;



- Venture Contracts with the Guaranteed Earnings Multiplier optional benefit Rider;



-    Venture Contracts with the Payment Enhancement optional benefit Rider.



Please note that Principal Plus for Life is deducted from Contract Value and, therefore, is not reflected in the accumulation unit values.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

               ACCUMULATION UNIT VALUES- VENTURE VARIABLE ANNUITY

                                     YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                     ENDED      ENDED      ENDED     ENDED      ENDED     ENDED   ENDED    ENDED    ENDED     ENDED
                                   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                  ---------  ---------   --------   --------   -------- -------- -------- -------- -------- --------
AMERICAN BOND TRUST - SERIES II SHARES (units first credited 8-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year  $12.500000         --         --         --         --      --       --       --       --       --
            Value at End of Year   12.417864         --         --         --         --      --       --       --       --       --
         Ven 20, 21 No. of Units   2,340,443         --         --         --         --      --       --       --       --       --
             Ven 24 No. of Units     295,255         --         --         --         --      --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year   12.500000         --         --         --         --      --       --       --       --       --
            Value at End of Year   12.399892         --         --         --         --      --       --       --       --       --
                    No. of Units     271,239         --         --         --         --      --       --       --       --       --

AMERICAN GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year   16.849842  15.269062  12.500000         --         --      --       --       --       --       --
            Value at End of Year   19.206559  16.849842  15.269062         --         --      --       --       --       --       --
         Ven 20, 21 No. of Units  15,171,705 11,353,014  1,914,838         --         --      --       --       --       --       --
             Ven 24 No. of Units   1,606,897  1,046,035    284,976         --         --      --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year   16.752296  15.234022  12.500000         --         --      --       --       --       --       --
            Value at End of Year   19.028876  16.752296  15.234022         --         --      --       --       --       --       --
                    No. of Units   1,208,296    603,913     60,829         --         --      --       --       --       --       --

AMERICAN GROWTH-INCOME TRUST - SERIES II SHARES (units first credited 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year   16.665076  15.387946  12.500000         --         --      --       --       --       --       --
            Value at End of Year   17.302782  16.665076  15.387946         --         --      --       --       --       --       --
         Ven 20, 21 No. of Units  12,347,704  9,224,537  1,316,880         --         --      --       --       --       --       --
             Ven 24 No. of Units   1,351,548    739,263    188,796         --         --      --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year   16.568595  15.352637  12.500000         --         --      --       --       --       --       --
            Value at End of Year   17.142690  16.568595  15.352637         --         --      --       --       --       --       --
                    No. of Units   1,241,490    601,754     71,293         --         --      --       --       --       --       --

AMERICAN INTERNATIONAL TRUST - SERIES II SHARES (units first credited 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year   19.328401  16.507632  12.500000         --         --      --       --       --       --       --
            Value at End of Year   23.037853  19.328401  16.507632         --         --      --       --       --       --       --
         Ven 20, 21 No. of Units   6,681,967  4,198,494    396,104         --         --      --       --       --       --       --
             Ven 24 No. of Units     628,975    336,815     63,121         --         --      --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year   19.216554  16.469766  12.500000         --         --      --       --       --       --       --
            Value at End of Year   22.824807  19.216554  16.469766         --         --      --       --       --       --       --
                    No. of Units     600,927    296,847     20,409         --         --      --       --       --       --       --

BLUE CHIP GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year   13.965409  13.013611  10.228826  12.500000         --      --       --       --       --       --
            Value at End of Year   14.510506  13.965409  13.013611  10.228826         --      --       --       --       --       --
         Ven 20, 21 No. of Units   2,426,185  2,127,087  1,464,888    434,406         --      --       --       --       --       --

                                     YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                     ENDED      ENDED      ENDED     ENDED      ENDED     ENDED   ENDED    ENDED    ENDED     ENDED
                                   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                   --------   --------   --------   --------   -------- -------- -------- -------- -------- --------
             Ven 24 No. of Units     617,713    441,455    236,960     28,105         --      --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year   13.837048  12.939311  10.206043  12.500000         --      --       --       --       --       --
            Value at End of Year   14.327062  13.837048  12.939311  10.206043         --      --       --       --       --       --
                    No. of Units     397,493    341,742    224,970    114,270         --      --       --       --       --       --

                                     YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                     ENDED      ENDED      ENDED     ENDED      ENDED     ENDED   ENDED    ENDED    ENDED     ENDED
                                   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                  ---------  ---------   --------  ---------   -------- -------- -------- -------- -------- --------
CAPITAL APPRECIATION TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year  $13.141851 $12.201755 $ 9.565574 $12.500000         --      --       --       --       --       --
            Value at End of Year   14.735093  13.141851  12.201755   9.565574         --      --       --       --       --       --
         Ven 20, 21 No. of Units     530,176    495,548    488,134    171,283         --      --       --       --       --       --
             Ven 24 No. of Units     104,358     97,774     75,332     11,847         --      --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year   13.021044  12.132085   9.544262  12.500000         --      --       --       --       --       --
            Value at End of Year   14.548803  13.021044  12.132085   9.544262         --      --       --       --       --       --
                    No. of Units      53,271     46,250     44,089     26,055         --      --       --       --       --       --

CLASSIC VALUE TRUST - SERIES II SHARES (units first credited 5-01-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year   13.768228  12.500000         --         --         --      --       --       --       --       --
            Value at End of Year   14.829719  13.768228         --         --         --      --       --       --       --       --
         Ven 20, 21 No. of Units     343,944    195,690         --         --         --      --       --       --       --       --
             Ven 24 No. of Units       9,440      6,324         --         --         --      --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year   13.736322   1.500000         --         --         --      --       --       --       --       --
            Value at End of Year   14.743839  13.736322         --         --         --      --       --       --       --       --
                    No. of Units      27,406      7,505         --         --         --      --       --       --       --       --

CORE EQUITY TRUST - SERIES II SHARES (units first credited 5-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year   14.078764  12.500000         --         --         --      --       --       --       --       --
            Value at End of Year   14.684818  14.078764         --         --         --      --       --       --       --       --
         Ven 20, 21 No. of Units     942,809    450,684         --         --         --      --       --       --       --       --
             Ven 24 No. of Units     159,623     55,365         --         --         --      --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year   14.046138  12.500000         --         --         --      --       --       --       --       --
            Value at End of Year   14.599758  14.046138         --         --         --      --       --       --       --       --
                    No. of Units      68,485     34,607         --         --         --      --       --       --       --       --

EQUITY-INCOME TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year   14.574243  12.896314  10.428974  12.500000         --      --       --       --       --       --
            Value at End of Year   14.906785  14.574243  12.896314  10.428974         --      --       --       --       --       --
         Ven 20, 21 No. of Units   3,409,793  3,133,404  2,265,670    755,595         --      --       --       --       --       --
             Ven 24 No. of Units     854,852    694,773    430,625     94,077         --      --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year   14.440278  12.822685  10.405752  12.500000         --      --       --       --       --       --
            Value at End of Year   14.718317  14.440278  12.822685  10.405752         --      --       --       --       --       --
                    No. of Units     588,478    543,232    422,296    208,253         --      --       --       --       --       --

FINANCIAL SERVICES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year   14.638053  13.484576  10.250809  12.500000         --      --       --       --       --       --
            Value at End of Year   15.824584  14.638053  13.484576  10.250809         --      --       --       --       --       --
         Ven 20, 21 No. of Units     550,055    560,302    458,935    140,405         --      --       --       --       --       --
             Ven 24 No. of Units     101,634    101,308     68,399      5,638         --      --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year   14.503495  13.407583  10.227986  12.500000         --      --       --       --       --       --
            Value at End of Year   15.624517  14.503495  13.407583  10.227986         --      --       --       --       --       --
                    No. of Units      62,037     69,672     56,204     28,212         --      --       --       --       --       --

                                     YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                     ENDED      ENDED      ENDED     ENDED      ENDED     ENDED   ENDED    ENDED    ENDED     ENDED
                                   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                   --------   --------   --------   --------   -------- -------- -------- -------- -------- --------
FUNDAMENTAL VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year   14.841649  13.505688  10.570024  12.500000         --      --       --       --       --       --
            Value at End of Year   15.909335  14.841649  13.505688  10.570024         --      --       --       --       --       --
         Ven 20, 21 No. of Units   2,868,900  2,054,168  1,347,482    419,804         --      --       --       --       --       --
             Ven 24 No. of Units     531,230    437,675    282,797     87,372         --      --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year   14.705246  13.428610  10.546509  12.500000         --      --       --       --       --       --
            Value at End of Year   15.708228  14.705246  13.428610  10.546509         --      --       --       --       --       --
                    No. of Units     429,488    385,620    222,592     99,581         --      --       --       --       --       --

                                     YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                     ENDED      ENDED      ENDED     ENDED      ENDED     ENDED   ENDED    ENDED    ENDED     ENDED
                                   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                  ---------  ---------  ---------  ---------   -------- -------- -------- -------- -------- --------
GLOBAL ALLOCATION TRUST (FORMERLY TACTICAL ALLOCATION TRUST) - SERIES II SHARES
 (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year  $14.057979 $12.669816 $10.159257 $12.500000         --      --       --       --       --       --
            Value at End of Year   14.685735  14.057979  12.669816  10.159257         --      --       --       --       --       --
         Ven 20, 21 No. of Units   1,361,652    573,222    231,726     25,179         --      --       --       --       --       --
             Ven 24 No. of Units     133,595     56,574     16,384      2,183         --      --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year   13.928749  12.597473  10.136635  12.500000         --      --       --       --       --       --
            Value at End of Year   14.500051  13.928749  12.597473  10.136635         --      --       --       --       --       --
                    No. of Units     117,941     90,608     20,881     11,718         --      --       --       --       --       --

GLOBAL BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year   17.654114  16.265672  14.322611  12.500000         --      --       --       --       --       --
            Value at End of Year   16.250949  17.654114  16.265672  14.322611         --      --       --       --       --       --
         Ven 20, 21 No. of Units   1,550,136  1,085,071    594,712    154,273         --      --       --       --       --       --
             Ven 24 No. of Units     191,875    142,486    102,131     17,778         --      --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year   17.491941  16.172895  14.290823  12.500000         --      --       --       --       --       --
            Value at End of Year   16.045535  17.491941  16.172895  14.290823         --      --       --       --       --       --
                    No. of Units     210,680    177,235    126,576     73,987         --      --       --       --       --       --

HEALTH SCIENCES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year   16.170972  14.254961  10.636160  12.500000         --      --       --       --       --       --
            Value at End of Year   17.928360  16.170972  14.254961  10.636160         --      --       --       --       --       --
         Ven 20, 21 No. of Units     937,529    997,397    717,698    167,483         --      --       --       --       --       --
             Ven 24 No. of Units     155,541    154,419     81,653      8,334         --      --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year   16.022313  14.173571  10.612467  12.500000         --      --       --       --       --       --
            Value at End of Year   17.701664  16.022313  14.173571  10.612467         --      --       --       --       --       --
                    No. of Units      86,059     93,780     65,279     33,548         --      --       --       --       --       --

HIGH YIELD TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year   15.695609  14.359708  11.724791  12.500000         --      --       --       --       --       --
            Value at End of Year   16.028671  15.695609  14.359708  11.724791         --      --       --       --       --       --
         Ven 20, 21 No. of Units   1,012,355  1,166,184    959,895    146,256         --      --       --       --       --       --
             Ven 24 No. of Units     163,667    164,206    135,938     16,234         --      --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year   15.551396  14.277775  11.698735  12.500000         --      --       --       --       --       --
            Value at End of Year   15.826048  15.551396  14.277775  11.698735         --      --       --       --       --       --
                    No. of Units     356,539    386,544    401,907     43,415         --      --       --       --       --       --

INCOME & VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year   14.318484  13.518115  10.855096  12.500000         --      --       --       --       --       --
            Value at End of Year   14.823731  14.318484  13.518115  10.855096         --      --       --       --       --       --
         Ven 20, 21 No. of Units   1,411,709  1,611,555  1,122,179    307,039         --      --       --       --       --       --
             Ven 24 No. of Units     232,914    227,133    151,378     21,089         --      --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year   14.186875  13.440953  10.830938  12.500000         --      --       --       --       --       --
            Value at End of Year   14.636323  14.186875  13.440953  10.830938         --      --       --       --       --       --
                    No. of Units     148,866    155,735    101,086     42,937         --      --       --       --       --       --


                                     YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                     ENDED      ENDED      ENDED     ENDED      ENDED     ENDED   ENDED    ENDED    ENDED     ENDED
                                   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                   --------   --------   --------   --------   -------- -------- -------- -------- -------- --------
INTERNATIONAL OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year   12.500000        --         --         --         --       --       --       --       --       --
            Value at End of Year   15.366928        --         --         --         --       --       --       --       --       --
         Ven 20, 21 No. of Units     225,062        --         --         --         --       --       --       --       --       --
             Ven 24 No. of Units      26,672        --         --         --         --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year   12.500000        --         --         --         --       --       --       --       --       --
            Value at End of Year   15.331369        --         --         --         --       --       --       --       --       --
                    No. of Units         745        --         --         --         --       --       --       --       --       --

                                     YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                     ENDED      ENDED      ENDED     ENDED      ENDED     ENDED   ENDED    ENDED    ENDED     ENDED
                                   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                  ---------  ---------  ---------  ---------   -------- -------- -------- -------- -------- --------
INTERNATIONAL SMALL CAP TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year  $17.981703 $15.087440 $ 9.888129 $12.500000         --      --       --       --       --       --
            Value at End of Year   19.483328  17.981703  15.087440   9.888129         --      --       --       --       --       --
         Ven 20, 21 No. of Units     497,180    402,232    260,105     58,684         --      --       --       --       --       --
             Ven 24 No. of Units      84,945     81,455     54,188      4,073         --      --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year   17.816506  15.001355   9.866121  12.500000         --      --       --       --       --       --
            Value at End of Year   19.237114  17.816506  15.001355   9.866121         --      --       --       --       --       --
                    No. of Units      64,292     56,129     31,044      4,421         --      --       --       --       --       --

INTERNATIONAL STOCK TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year   14.162481  12.450972   9.693467  12.500000         --      --       --       --       --       --
            Value at End of Year   16.159479  14.162481  12.450972   9.693467         --      --       --       --       --       --
         Ven 20, 21 No. of Units     347,173    306,708    253,182    141,371         --      --       --       --       --       --
             Ven 24 No. of Units      43,542     37,104    115,127     14,269         --      --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year   14.032279  12.379856   9.671864  12.500000         --      --       --       --       --       --
            Value at End of Year   15.955163  14.032279  12.379856   9.671864         --      --       --       --       --       --
                    No. of Units      23,870     18,256     16,480     12,367         --      --       --       --       --       --

INTERNATIONAL VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year   16.702962  13.955892   9.792779  12.500000         --      --       --       --       --       --
            Value at End of Year   18.169409  16.702962  13.955892   9.792779         --      --       --       --       --       --
         Ven 20, 21 No. of Units   2,256,168  1,700,324  1,148,752    327,703         --      --       --       --       --       --
             Ven 24 No. of Units     405,505    307,005    208,885     56,165         --      --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year   16.549456  13.876213   9.770965  12.500000         --      --       --       --       --       --
            Value at End of Year   17.939725  16.549456  13.876213   9.770965         --      --       --       --       --       --
                    No. of Units     224,574    165,748    122,136     40,129         --      --       --       --       --       --

INVESTMENT QUALITY BOND TRUST - SERIES II SHARES (units first credited 6-18-1985)
 Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year   14.572100  14.121535  13.354011  12.500000         --      --       --       --       --       --
            Value at End of Year   14.661107  14.572100  14.121535  13.354011         --      --       --       --       --       --
         Ven 20, 21 No. of Units   1,084,887    576,334    550,260    210,622         --      --       --       --       --       --
             Ven 24 No. of Units     265,303    133,222    125,177     36,633         --      --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year   14.438164  14.040925  13.324346  12.500000         --      --       --       --       --       --
            Value at End of Year   14.475739  14.438164  14.040925  13.324346         --      --       --       --       --       --
                    No. of Units     310,169    233,080    224,879    127,399         --      --       --       --       --       --

LARGE CAP GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year   13.055022  12.490048  10.113484  12.500000         --      --       --       --       --       --
            Value at End of Year   12.870885  13.055022  12.490048  10.113484         --      --       --       --       --       --
         Ven 20, 21 No. of Units   1,184,972  1,276,080  1,121,818    439,093         --      --       --       --       --       --
             Ven 24 No. of Units     322,512    315,848    233,752     48,413         --      --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year   12.935008  12.418740  10.090965  12.500000         --      --       --       --       --       --
            Value at End of Year   12.708135  12.935008  12.418740  10.090965         --      --       --       --       --       --
                    No. of Units     214,438    236,349    165,759     54,024         --      --       --       --       --       --

                                     YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                     ENDED      ENDED      ENDED     ENDED      ENDED     ENDED   ENDED    ENDED    ENDED     ENDED
                                   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                   --------   --------   --------   --------   -------- -------- -------- -------- -------- --------
LIFESTYLE AGGRESSIVE TRUST (FORMERLY, LIFESTYLE AGGRESSIVE 1000 TRUST) - SERIES  II SHARES
(units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year   15.262264  13.336456  10.024515  12.500000         --      --       --       --       --       --
            Value at End of Year   16.626757  15.262264  13.336456  10.024515         --      --       --       --       --       --
         Ven 20, 21 No. of Units   4,021,218  3,831,855  2,291,567    284,449         --      --       --       --       --       --
             Ven 24 No. of Units   1,639,027  1,526,685  1,018,451     65,066         --      --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year   15.121981  13.260309  10.002183  12.500000         --      --       --       --       --       --
            Value at End of Year   16.416565  15.121981  13.260309  10.002183         --      --       --       --       --       --
                    No. of Units     120,610     82,224     66,101     20,954         --      --       --       --       --       --

                                     YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                     ENDED      ENDED      ENDED     ENDED      ENDED     ENDED   ENDED    ENDED    ENDED     ENDED
                                   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                -----------  ---------  ---------   --------   -------- -------- -------- -------- -------- --------
LIFESTYLE BALANCED TRUST (FORMERLY, LIFESTYLE BALANCED 640 TRUST) - SERIES II SHARES
 (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

         Value at Start of Year $  15.523970 $ 13.881850 $11.355046 $12.500000       --       --       --       --       --       --
           Value at End of Year    16.350534   15.523970  13.881850  11.355046       --       --       --       --       --       --
        Ven 20, 21 No. of Units   47,067,798  21,274,356  8,795,621  1,673,543       --       --       --       --       --       --
            Ven 24 No. of Units    6,789,022   3,138,217  1,464,815    168,815       --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

         Value at Start of Year    15.381311   13.802621  11.329788  12.500000       --       --       --       --       --       --
           Value at End of Year    16.143848   15.381311  13.802621  11.329788       --       --       --       --       --       --
                   No. of Units    5,596,897   2,818,382  1,308,590    486,764       --       --       --       --       --       --

LIFESTYLE CONSERVATIVE TRUST(FORMERLY, LIFESTYLE CONSERVATIVE 280 TRUST) - SERIES II SHARES
 (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

         Value at Start of Year    14.705811   13.744148  12.494725  12.500000       --       --       --       --       --       --
           Value at End of Year    14.908806   14.705811  13.744148  12.494725       --       --       --       --       --       --
        Ven 20, 21 No. of Units    3,927,264   2,481,748  1,186,682    231,425       --       --       --       --       --       --
            Ven 24 No. of Units      675,807     437,942    248,031     54,752       --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

         Value at Start of Year    14.570649   13.665685  12.466950  12.500000       --       --       --       --       --       --
           Value at End of Year    14.720320   14.570649  13.665685  12.466950       --       --       --       --       --       --
                   No. of Units    1,660,515   1,274,739    876,165    237,071       --       --       --       --       --       --

LIFESTYLE GROWTH TRUST (FORMERLY, LIFESTYLE GROWTH 820 TRUST) - SERIES II SHARES
 (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

         Value at Start of Year    15.414851   13.641026  10.686894  12.500000       --       --       --       --       --       --
           Value at End of Year    16.494795   15.414851  13.641026  10.686894       --       --       --       --       --       --
        Ven 20, 21 No. of Units   57,715,424  25,756,026  9,665,980  1,216,088       --       --       --       --       --       --
            Ven 24 No. of Units    7,371,520   3,646,037  1,420,710     49,114       --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

         Value at Start of Year    15.273191   13.563170  10.663111  12.500000       --       --       --       --       --       --
           Value at End of Year    16.286288   15.273191  13.563170  10.663111       --       --       --       --       --       --
                   No. of Units    3,920,256   1,911,377    550,860    324,491       --       --       --       --       --       --

LIFESTYLE MODERATE TRUST (FORMERLY LIFESTYLE MODERATE 460 TRUST) - SERIES II SHARES
 (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

         Value at Start of Year    15.152916   13.839140  11.910967  12.500000       --       --       --       --       --       --
           Value at End of Year    15.540460   15.152916  13.839140  11.910967       --       --       --       --       --       --
        Ven 20, 21 No. of Units   11,713,806   6,406,128  2,725,735    613,785       --       --       --       --       --       --
            Ven 24 No. of Units    2,110,909   1,004,128    499,426     81,435       --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

         Value at Start of Year    15.013674   13.760160  11.884486  12.500000       --       --       --       --       --       --
           Value at End of Year    15.344003   15.013674  13.760160  11.884486       --       --       --       --       --       --
                   No. of Units    2,416,959   1,643,348    801,726    214,108       --       --       --       --       --       --

MID CAP CORE TRUST- SERIES II SHARES (units first credited 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits

         Value at Start of Year    17.061458   15.160007  12.500000         --       --       --       --       --       --       --
           Value at End of Year    17.815897   17.061458  15.160007         --       --       --       --       --       --       --
        Ven 20, 21 No. of Units      738,636     792,390    126,497         --       --       --       --       --       --       --
            Ven 24 No. of Units       69,163      82,249     48,270         --       --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

         Value at Start of Year    16.962682   15.125220  12.500000         --       --       --       --       --       --       --
           Value at End of Year    17.651047   16.962682  15.125220         --       --       --       --       --       --       --
                   No. of Units       30,712      31,043     10,337         --       --       --       --       --       --       --

                                    YEAR       YEAR       YEAR       YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                                    ENDED      ENDED      ENDED     ENDED     ENDED      ENDED   ENDED    ENDED    ENDED     ENDED
                                  12/31/05   12/31/04   12/31/03   12/31/02  12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                  ---------  ---------  ---------  --------- --------  -------- -------- -------- -------- --------
MID CAP STOCK TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year  16.589409  14.167455  10.119925  12.500000       --        --       --       --       --       --
            Value at End of Year  18.719279  16.589409  14.167455  10.119925       --        --       --       --       --       --
         Ven 20, 21 No. of Units  1,697,798  1,230,457    927,286    151,075       --        --       --       --       --       --
             Ven 24 No. of Units    502,398    348,792    200,488     33,898       --        --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year  16.436929  14.086575  10.097385  12.500000       --        --       --       --       --       --
            Value at End of Year  18.482630  16.436929  14.086575  10.097385       --        --       --       --       --       --
                    No. of Units    216,605    166,957    102,097     47,469       --        --       --       --       --       --

                                    YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                    ENDED      ENDED      ENDED     ENDED      ENDED     ENDED   ENDED    ENDED    ENDED     ENDED
                                  12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                 ----------  ---------  ---------  ---------  --------- -------- -------- -------- -------- --------
MONEY MARKET TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year $12.238349 $12.336529 $12.462854 $12.500000       --        --       --       --       --       --
            Value at End of Year  12.365250  12.238349  12.336529  12.462854       --        --       --       --       --       --
         Ven 20, 21 No. of Units  2,301,410  1,923,372  1,909,532    985,880       --        --       --       --       --       --
             Ven 24 No. of Units    328,203    504,623    344,157    200,546       --        --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year  12.125860  12.266109  12.435154  12.500000       --        --       --       --       --       --
            Value at End of Year  12.208916  12.125860  12.266109  12.435154       --        --       --       --       --       --
                    No. of Units    769,100    601,362    644,149    565,393       --        --       --       --       --       --

NATURAL RESOURCES TRUST - SERIES II SHARES (units first credited 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year  21.791715  17.815615  12.500000         --       --        --       --       --       --       --
            Value at End of Year  31.464940  21.791715  17.815615         --       --        --       --       --       --       --
         Ven 20, 21 No. of Units  2,011,774  1,249,132    108,007         --       --        --       --       --       --       --
             Ven 24 No. of Units    119,033     86,284     27,084         --       --        --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year  21.665649  17.774754  12.500000         --       --        --       --       --       --       --
            Value at End of Year  31.174124  21.665649  17.774754         --       --        --       --       --       --       --
                    No. of Units     95,896     40,413     10,561         --       --        --       --       --       --       --

PACIFIC RIM TRUST (FORMERLY, PACIFIC RIM EMERGING MARKETS TRUST) - SERIES II SHARES
 (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year  15.844454  13.757335   9.928205  12.500000       --        --       --       --       --       --
            Value at End of Year  19.596972  15.844454  13.757335   9.928205       --        --       --       --       --       --
         Ven 20, 21 No. of Units    392,645    267,792    150,626     33,217       --        --       --       --       --       --
             Ven 24 No. of Units     81,895     44,535     25,847        484       --        --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year  15.698845  13.678796   9.906070  12.500000       --        --       --       --       --       --
            Value at End of Year  19.349286  15.698845  13.678796   9.906070       --        --       --       --       --       --
                    No. of Units     44,577     25,703     28,878      5,834       --        --       --       --       --       --

REAL ESTATE SECURITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year  21.084054  16.226962  11.844201  12.500000       --        --       --       --       --       --
            Value at End of Year  23.214970  21.084054  16.226962  11.844201       --        --       --       --       --       --
         Ven 20, 21 No. of Units    969,057  1,040,281    745,046    239,162       --        --       --       --       --       --
             Ven 24 No. of Units    151,333    155,993     83,942     33,209       --        --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year  20.890350  16.134374  11.817865  12.500000       --        --       --       --       --       --
            Value at End of Year  22.921571  20.890350  16.134374  11.817865       --        --       --       --       --       --
                    No. of Units    184,545    164,568    143,081     81,806       --        --       --       --       --       --

SCIENCE & TECHNOLOGY TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year  13.728514  13.813745   9.310073  12.500000       --        --       --       --       --       --
            Value at End of Year  13.785203  13.728514  13.813745   9.310073       --        --       --       --       --       --
         Ven 20, 21 No. of Units  1,001,616  1,058,705    842,112    162,821       --        --       --       --       --       --
             Ven 24 No. of Units    187,671    192,794    130,488      6,103       --        --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year  13.602330  13.734908   9.289319  12.500000       --        --       --       --       --       --
            Value at End of Year  13.610927  13.602330  13.734908   9.289319       --        --       --       --       --       --
                    No. of Units     80,587    144,456     74,189     25,846       --        --       --       --       --       --

                                     YEAR       YEAR       YEAR       YEAR       YEAR    YEAR     YEAR     YEAR     YEAR     YEAR
                                     ENDED      ENDED      ENDED     ENDED      ENDED    ENDED    ENDED    ENDED    ENDED     ENDED
                                   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                  ---------   --------   --------   --------   -------- -------- -------- -------- -------- -------
SMALL CAP GROWTH TRUST - SERIES II SHARES (units first credited 4-29-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year  12.500000         --         --         --       --        --        --       --       --       --
            Value at End of Year  15.826987         --         --         --       --        --        --       --       --       --
         Ven 20, 21 No. of Units    443,927         --         --         --       --        --        --       --       --       --
             Ven 24 No. of Units      7,636         --         --         --       --        --        --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year  12.500000         --         --         --       --        --        --       --       --       --
            Value at End of Year  15.790370         --         --         --       --        --        --       --       --       --
                    No. of Units      8,107         --         --         --       --        --        --       --       --       --

                                    YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                    ENDED      ENDED      ENDED     ENDED      ENDED     ENDED   ENDED    ENDED    ENDED     ENDED
                                  12/31/05   12/31/04   12/31/03   12/31/02   12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                 ---------- ---------- ----------  --------   -------- -------- -------- -------- -------- --------
SMALL CAP OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year $21.430956 $17.320262 $12.500000         --       --        --       --       --       --       --
            Value at End of Year  22.741820  21.430956  17.320262         --       --        --       --       --       --       --
         Ven 20, 21 No. of Units    638,341    419,738     51,352         --       --        --       --       --       --       --
             Ven 24 No. of Units    167,805     59,686     28,866         --       --        --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year  21.306957  17.280544  12.500000         --       --        --       --       --       --       --
            Value at End of Year  22.531494  21.306957  17.280544         --       --        --       --       --       --       --
                    No. of Units     52,690     19,905        669         --       --        --       --       --       --       --

SMALL CAP VALUE TRUST - SERIES II SHARES (units first credited 4-29-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year  12.500000         --         --         --       --        --       --       --       --       --
            Value at End of Year  14.257858         --         --         --       --        --       --       --       --       --
         Ven 20, 21 No. of Units    889,555         --         --         --       --        --       --       --       --       --
             Ven 24 No. of Units     14,218         --         --         --       --        --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year  12.500000         --         --         --       --        --       --       --       --       --
            Value at End of Year  14.224850         --         --         --       --        --       --       --       --       --
                    No. of Units     21,703         --         --         --       --        --       --       --       --       --

SMALL COMPANY VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year  16.599933  13.474224  10.230293  12.500000       --        --       --       --       --       --
            Value at End of Year  17.480162  16.599933  13.474224  10.230293       --        --       --       --       --       --
         Ven 20, 21 No. of Units  1,876,146  1,948,372  1,446,530    532,477       --        --       --       --       --       --
             Ven 24 No. of Units    402,190    369,021    239,594     58,245       --        --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year  16.447403  13.397323  10.207514  12.500000       --        --       --       --       --       --
            Value at End of Year  17.259237  16.447403  13.397323  10.207514       --        --       --       --       --       --
                    No. of Units    366,916    356,744    307,326    140,797       --        --       --       --       --       --

STRATEGIC BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year  15.244309  14.530751  13.048941  12.500000       --        --       --       --       --       --
            Value at End of Year  15.399769  15.244309  14.530751  13.048941       --        --       --       --       --       --
         Ven 20, 21 No. of Units  1,204,561    841,722    437,824     76,953       --        --       --       --       --       --
             Ven 24 No. of Units    301,634    170,157     73,615      9,379       --        --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year  15.104238  14.447843  13.019956  12.500000       --        --       --       --       --       --
            Value at End of Year  15.205102  15.104238  14.447843  13.019956       --        --       --       --       --       --
                    No. of Units    253,637    209,391    182,221     86,329       --        --       --       --       --       --

TOTAL RETURN TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year  14.246371  13.797961  13.342328  12.500000       --        --       --       --       --       --
            Value at End of Year  14.364766  14.246371  13.797961  13.342328       --        --       --       --       --       --
         Ven 20, 21 No. of Units  2,856,699  2,851,285  2,591,227    864,791       --        --       --       --       --       --
             Ven 24 No. of Units    852,979    836,724    772,467    236,863       --        --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year  14.115409  13.719187  13.312683  12.500000       --        --       --       --       --       --
            Value at End of Year  14.183124  14.115409  13.719187  13.312683       --        --       --       --       --       --
                    No. of Units    852,235    910,466    961,422    584,424       --        --       --       --       --       --

                                     YEAR       YEAR       YEAR       YEAR       YEAR    YEAR     YEAR     YEAR     YEAR     YEAR
                                     ENDED      ENDED      ENDED     ENDED      ENDED    ENDED   ENDED    ENDED    ENDED     ENDED
                                   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                   --------   --------   --------   --------   -------- -------- -------- -------- -------- --------
U.S. GOVERNMENT SECURITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year  13.318387  13.151983  13.128409  12.500000       --        --       --       --       --       --
            Value at End of Year  13.324693  13.318387  13.151983  13.128409       --        --       --       --       --       --
         Ven 20, 21 No. of Units    948,394  1,025,660  1,110,845    533,053       --        --       --       --       --       --
             Ven 24 No. of Units    177,205    212,984    197,111     52,169       --        --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year  13.195972  13.076906  13.099241  12.500000       --        --       --       --       --       --
            Value at End of Year  13.156206  13.195972  13.076906  13.099241       --        --       --       --       --       --
                    No. of Units    543,231    542,712    629,036    293,643       --        --       --       --       --       --

                                    YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                    ENDED      ENDED      ENDED     ENDED      ENDED     ENDED   ENDED    ENDED    ENDED     ENDED
                                  12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
                                  --------   --------   --------   --------   --------  -------- -------- -------- -------- --------
U.S. LARGE CAP TRUST (FORMERLY U.S. LARGE CAP VALUE TRUST) - SERIES II SHARES
 (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year $14.388284 $13.372967 $ 9.921762 $12.500000       --        --       --       --       --       --
            Value at End of Year  15.001462  14.388284  13.372967   9.921762       --        --       --       --       --       --
         Ven 20, 21 No. of Units  1,378,444  1,467,955  1,139,159    416,246       --        --       --       --       --       --
             Ven 24 No. of Units    233,145    244,939    128,788     38,532       --        --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year  14.256031  13.296623   9.899663  12.500000       --        --       --       --       --       --
            Value at End of Year  14.811805  14.256031  13.296623   9.899663       --        --       --       --       --       --
                    No. of Units    223,068    234,116    165,759     78,162       --        --       --       --       --       --

VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

          Value at Start of Year  14.751510  13.004372   9.514740  12.500000       --        --       --       --       --       --
            Value at End of Year  16.343941  14.751510  13.004372   9.514740       --        --       --       --       --       --
         Ven 20, 21 No. of Units    469,625    550,507    353,383    142,517       --        --       --       --       --       --
             Ven 24 No. of Units     66,996     57,984     35,681      3,908       --        --       --       --       --       --

Ven 24 Contracts with Payment Enhancement

          Value at Start of Year  14.615931  12.930141   9.493546  12.500000       --        --       --       --       --       --
            Value at End of Year  16.137336  14.615931  12.930141   9.493546       --        --       --       --       --       --
                    No. of Units     83,629     80,202     58,326     22,239       --        --       --       --       --       --

                                    VERSION C
                           (Venture Variable Annuity)
                                (prior contracts)

                              (JOHN HANCOCK LOGO)
                                                    Prospectus dated May 1, 2006


                            VENTURE VARIABLE ANNUITY
                           PREVIOUSLY ISSUED CONTRACTS



This Prospectus describes interests in VENTURE flexible Purchase Payment deferred combination fixed and variable annuity contracts (singly, a "Contract" and collectively, the "Contracts") issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. Unless otherwise specified, "we", "us", "our", or a "Company" refers to the applicable issuing Company of a Contract. You, the Contract Owner, should refer to the first page of your Venture variable annuity Contract for the name of your issuing Company. We do not authorize this Prospectus for use in connection with the purchase of a new Venture variable annuity Contract on or after May 1, 2006.



VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity benefit payments according to the investment performance of applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Sub-Account invests in one of the following Funds that corresponds to one of the Variable Investment Options that we make available on the date of this Prospectus.

JOHN HANCOCK TRUST
500 Index Trust
Active Bond  Trust
All Cap Core Trust
All Cap Growth Trust
All Cap Value Trust
American Blue Chip Income &
Growth Trust
American Bond Trust
American Growth Trust
American Growth-Income Trust
American International Trust
Blue Chip Growth Trust
Capital Appreciation Trust
Classic Value Trust
Core Bond Trust
Core Equity Trust
Dynamic Growth Trust
Emerging Growth Trust
Emerging Small Company Trust
Equity-Income Trust
Financial Services Trust
Fundamental Value Trust
Global Trust
Global Allocation Trust



JOHN HANCOCK TRUST
Global Bond Trust
Health Sciences Trust
High Yield Trust
Income & Value Trust
Index Allocation Trust
International Core Trust (formerly
International Stock Trust)
International Equity Index Trust A
International Opportunities Trust
International Small Cap Trust
International Value Trust
Investment Quality Bond Trust
Large Cap Trust
Large Cap Value Trust
Lifestyle Aggressive Trust
Lifestyle Balanced Trust
Lifestyle Conservative Trust
Lifestyle Growth Trust
Lifestyle Moderate Trust
Mid Cap Core Trust
Mid Cap Index Trust
Mid Cap Stock Trust
Mid Cap Value Trust
Money Market Trust



JOHN HANCOCK TRUST
Natural Resources Trust
Pacific Rim Trust
Quantitative All Cap Trust
Quantitative Mid Cap Trust
Quantitative Value Trust
Real Estate Securities Trust
Real Return Bond Trust
Science & Technology Trust
Small Cap Trust
Small Cap Growth Trust
Small Cap Index Trust
Small Cap Opportunities Trust
Small Cap Value Trust
Small Company Trust
Small Company Value Trust
Special Value Trust
Strategic Bond Trust
Strategic Income Trust
Strategic Opportunities Trust
Strategic Value Trust
Total Return Trust
Total Stock Market Index Trust
U.S. Core Trust (formerly
Growth & Income  Trust)



JOHN HANCOCK TRUST
U.S. Global Leaders Growth Trust
U.S. Government Securities Trust
U.S. High Yield Bond Trust
U.S. Large Cap Trust
Utilities Trust
Value Trust
 FAM VARIABLE SERIES FUNDS, INC. (1)
Mercury Basic Value V. I. Fund
Mercury Value Opportunities V. I. Fund
Mercury Global Allocation V. I. Fund
PIMCO VARIABLE
INSURANCE TRUST
PIMCO VIT All Asset Portfolio



(1) Not available with John Hancock USA Contracts issued on or after January 28, 2002 or with any John Hancock New York Contract.


CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


If you purchased a John Hancock New York Contract, you may have elected a "Payment Enhancement" feature for an extra fee. If you did, John Hancock New York will add a Payment Enhancement of at least 4% of each Purchase Payment that you make under your Contract. Expenses (including withdrawal charges) for a Contract which has a Payment Enhancement may be higher (or for a longer time period) than the expenses for a Contract which does not have a Payment Enhancement. The amount of the Payment Enhancement may, over time, be more than offset by the additional fees and charges associated with the Payment Enhancement.



            JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)                       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
      ANNUITIES SERVICE CENTER              MAILING ADDRESS               ANNUITIES SERVICE CENTER             MAILING ADDRESS
       601 Congress Street               Post Office Box 55230              601 Congress Street             Post Office Box 55013
 Boston, Massachusetts 02210-2805        Boston, Massachusetts             Boston, Massachusetts            Boston, Massachusetts
 (617) 663-3000 or (800) 344-1029              02205-5230                       02210-2805                        02205-5013
                                      www.johnhancockannuities.com        (877) 391-3748 or (800)         www.johnhancocknewyork.com
                                                                                 551-2078

                                TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS ......................................................................................................   1
OVERVIEW .......................................................................................................................   3
FEE TABLES .....................................................................................................................   7
  EXAMPLES .....................................................................................................................  10
GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS ..............................................................   1
  THE COMPANIES ................................................................................................................   1
  THE SEPARATE ACCOUNTS ........................................................................................................   2
  THE FUNDS ....................................................................................................................   2
  VOTING INTEREST ..............................................................................................................  10
DESCRIPTION OF THE CONTRACT ....................................................................................................  11
  ELIGIBLE PLANS ...............................................................................................................  11
  ELIGIBLE GROUPS ..............................................................................................................  11
  ACCUMULATION PERIOD PROVISIONS ...............................................................................................  11
    Purchase Payments ..........................................................................................................  11
    Payment Enhancement ........................................................................................................  12
    Accumulation Units .........................................................................................................  13
    Value of Accumulation Units ................................................................................................  13
    Net Investment Factor ......................................................................................................  13
    Transfers Among Investment Options .........................................................................................  14
    Maximum Number of Investment Options .......................................................................................  15
    Telephone and Electronic Transactions ......................................................................................  15
    Special Transfer  Services-Dollar Cost Averaging ...........................................................................  15
    Special Transfer  Services - Asset Rebalancing Program .....................................................................  16
    Secure Principal Program ...................................................................................................  16
    Withdrawals ................................................................................................................  17
    Special Withdrawal Services -- The Income Plan .............................................................................  17
    Optional Guaranteed Minimum Withdrawal Benefits ............................................................................  17
    Death Benefits During the Accumulation Period ..............................................................................  18
    Optional Enhanced Death Benefits ...........................................................................................  21
  PAY-OUT PERIOD PROVISIONS ....................................................................................................  22
     General ...................................................................................................................  22
     Annuity Options ...........................................................................................................  22
    Determination of Amount of the First Variable Annuity Benefit Payment ......................................................  23
    Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments ........................................  23
    Transfers During Pay-out Period ............................................................................................  24
    Death Benefit During Pay-out Period ........................................................................................  24
    Optional Guaranteed Minimum Income Benefits ................................................................................  24
  OTHER CONTRACT PROVISIONS ....................................................................................................  24
    Right to Review ............................................................................................................  24
    Ownership ..................................................................................................................  25
    Annuitant ..................................................................................................................  26
    Beneficiary ................................................................................................................  26
    Modification ...............................................................................................................  26
    Our Approval ...............................................................................................................  26
    Misstatement and Proof of Age, Sex or Survival .............................................................................  26
  FIXED INVESTMENT OPTIONS .....................................................................................................  26
  CHARGES AND DEDUCTIONS .......................................................................................................  30
  WITHDRAWAL CHARGES ...........................................................................................................  30
    Waiver of Applicable Withdrawal Charge -- Confinement to Eligible Nursing Home .............................................  31
    ANNUAL CONTRACT FEE ........................................................................................................  32
  ASSET-BASED CHARGES ..........................................................................................................  32
    Daily Administration Fee ...................................................................................................  32
    Mortality and Expense Risks Fee ............................................................................................  32
  REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS ...........................................................................  33
  PREMIUM TAXES ................................................................................................................  34
FEDERAL TAX MATTERS ............................................................................................................  35
  INTRODUCTION .................................................................................................................  35
  OUR TAX STATUS ...............................................................................................................  35
  SPECIAL CONSIDERATIONS FOR OPTIONAL  BENEFITS ................................................................................  35
  NON-QUALIFIED CONTRACTS ......................................................................................................  35
    Undistributed Gains ........................................................................................................  35
    Taxation of Annuity Payments ...............................................................................................  36
    Surrenders, Withdrawals and Death Benefits .................................................................................  36
    Taxation of Death Benefit Proceeds .........................................................................................  36
    Penalty Tax on Premature Distributions .....................................................................................  37
    Puerto Rico Non-Qualified Contracts ........................................................................................  37
    Diversification Requirements ...............................................................................................  37
  QUALIFIED CONTRACTS ..........................................................................................................  38
    Penalty Tax on Premature Distributions .....................................................................................  38
    Tax-Free Rollovers .........................................................................................................  39
    Loans ......................................................................................................................  39
    Puerto Rico Contracts Issued to Fund Retirement Plans. 40
  SEE YOUR OWN TAX ADVISER .....................................................................................................  40
GENERAL MATTERS ................................................................................................................  41
  ASSET ALLOCATION SERVICES ....................................................................................................  41
  RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM .....................................................................  41
  DISTRIBUTION OF CONTRACTS ....................................................................................................  41
    Standard Compensation ......................................................................................................  41
    Additional Compensation and Revenue Sharing ................................................................................  42
    Differential Compensation ..................................................................................................  42
  CONFIRMATION STATEMENTS ......................................................................................................  42
  REINSURANCE ARRANGEMENTS .....................................................................................................  42
 APPENDIX A:  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE .....................................................................   1
 APPENDIX B:  QUALIFIED PLAN TYPES .............................................................................................   1
 APPENDIX C:  OPTIONAL ENHANCED DEATH BENEFITS .................................................................................   1
 APPENDIX D: OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFITS 1
 APPENDIX E: OPTIONAL GUARANTEED MINIMUM INCOME BENEFITS.. 1
 APPENDIX U:  TABLES OF ACCUMULATION UNIT VALUES ...............................................................................   1

We provide additional information about the Contracts and the Separate Accounts in Statements of Additional Information, dated the same date as this Prospectus, which we filed with the SEC and incorporate herein by reference. You may obtain the Statement of Additional Information applicable to your Contract without charge upon request by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.



JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
Statement of Additional Information
Table of Contents



General Information and History ..............................................................................................     3
Accumulation Unit Value Tables ...............................................................................................     3
Services .....................................................................................................................     3
         Independent Registered Public Accountant ............................................................................     3
         Servicing Agent .....................................................................................................     3
         Principal Underwriter ...............................................................................................     3
          Special Compensation and Reimbursement Arrangements ................................................................     4
Appendix A: Audited Financial Statements .....................................................................................   A-1



JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A Statement of Additional Information
Table of Contents



General Information and History ..............................................................................................     3
Accumulation Unit Value Tables ...............................................................................................     3
Services .....................................................................................................................     3
         Independent Registered Public Accountant ............................................................................     3
         Servicing Agent .....................................................................................................     3
         Principal Underwriter ...............................................................................................     3
         Special Compensation and Reimbursement Arrangements .................................................................     4
Appendix A:  Audited Financial Statements ....................................................................................   A-1

                            GLOSSARY OF SPECIAL TERMS



The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.



ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.



ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant", the second person named is referred to as "co-Annuitant". The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant". The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.



ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 601 Congress St. Boston, MA 02210-2805.



ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity benefit payments made by us.



ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity benefit payments.



BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.



BUSINESS DAY: Any day on which the New York Stock Exchange is open for business.



CODE: The Internal Revenue Code of 1986, as amended.



COMPANY: John Hancock USA or John Hancock New York.



CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.



CONTRACT: The variable annuity contract offered by this Prospectus. If you purchased this annuity under a group contract, a "Contract" means the certificate issued to you under the group contract.



CONTRACT ANNIVERSARY: The anniversary of the Contract Date.



CONTRACT DATE: The date of issue of the Contract.



CONTRACT VALUE: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.



CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.



DEBT: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.



FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.



FIXED INVESTMENT OPTION: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.



FUND: A series of a registered open-end investment management company which corresponds to a Variable Investment Option.



GENERAL ACCOUNT: All of a Company's assets, other than assets in its Separate Account and any other separate accounts it may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.



INVESTMENT OPTIONS: The investment choices available to Contract Owners.



JOHN HANCOCK NEW YORK: John Hancock Life Insurance Company of New York.



JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).



LOAN ACCOUNT: The portion of our General Account that we use as collateral for a loan under certain Qualified Contracts.



MATURITY DATE: The date on which the Pay-out Period commences and we begin to make annuity benefit payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.



NON-QUALIFIED CONTRACT: Contract which is not issued under a Qualified Plan.



OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the Ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you". The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.



PAY-OUT PERIOD: The period when we make annuity benefit payments to you following the Maturity Date.



PROSPECTUS: This Prospectus that describes interests in the Contracts.



PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.



QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.



QUALIFIED PLANS: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.



RIDER: An optional benefit that you may elect for an additional charge.



SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.



SUB-ACCOUNT: A Sub-Account of a Separate Account. Each Sub-Account invests in shares of a specific Fund.



UNPAID LOAN: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.



VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.



VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Fund.

                                    OVERVIEW


This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.



Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchased a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.



WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?



Each Contract is a flexible Purchase Payment deferred combination fixed and variable annuity Contract between you and a Company. "Deferred payment" means payments by a Company begin on a future date under a Contract. "Variable" means your investment amounts in a Contract may increase or decrease in value daily based upon your investment choices. A Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis. Depending on state requirements, we may have issued the Contract under a master group contract.






This Prospectus describes Contracts purchased before May 1, 2006. For these purposes, "purchase" means that you completed an application and we received it before May 1, 2006. In certain instances, your Contract may have a Contract Date after this date.



We do not authorize this Prospectus for use in connection with the purchase of a new Venture variable annuity contract on or after May 1, 2006. Although we still offer Venture Contracts for sale, we make the offer through different Prospectuses.



This Prospectus primarily describes features of our previously issued versions of the Venture Contract, which we may refer to as VENTURE, VEN 20, or VEN 22 (available May 1, 1998 -- May 1, 2006, subject to state availability) and VEN 24 (available May, 1999 -- May, 2006 in NY only). This Prospectus also describes certain older versions of the Contract. These older versions, which we may refer to as "prior Contracts," may contain provisions that differ from those described in the main body of this Prospectus. The prior Contracts include VEN 1 (sold from June, 1985 until June, 1987), VEN 3, (sold from November, 1986 until October, 1993), VEN 7 (sold from August, 1989 until April, 1999), VEN 8 (sold from September 1992 until February, 1995) and VEN 9 (sold only in New York from November 1992 -- May 1999). The principal differences between the current versions of the Contract and the prior Contracts relate to the Investment Options available under the Contracts, charges we impose, death benefit provisions and, in the case of VEN 7 and VEN 8 Contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the Contract.


WHO ISSUED MY CONTRACT?


Your Contract provides the name of the Company that issued your Contract. In general, John Hancock USA may have issued the Contract in any jurisdiction except New York. John Hancock New York issued the Contract only in New York. Each Company sponsors its own Separate Account.


WHAT ARE SOME BENEFITS OF THE CONTRACT?


The Contract offers tax-deferred treatment of earnings, a death benefit and annuity benefit payments. In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. We will pay a death benefit to your Beneficiary if you die during the Accumulation Period. The amount of the death benefit will vary based on your age at death and how long the Contract has been issued to you. The death benefit amount will be less any amounts deducted in connection with partial withdrawals. We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity benefit payments will begin on the Maturity Date. You select the Maturity Date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the Annuitant.


HOW DOES THE CONTRACT WORK?

Under the Contract, you make one or more Purchase Payments to a Company for a period of time, known as the Accumulation Period. Later, beginning on the Contract's Maturity Date, that Company makes one or more annuity benefit payments under the Contract, known as the Pay-out Period. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments during the Pay-out Period may either be variable or fixed, depending upon your investment choices.

HOW CAN I INVEST MONEY IN THE CONTRACT?


We use the term Purchase Payments to refer to the investments you make in the Contract . The below table shows the required minimum amount you initially paid for the Contract. The table also shows the required minimum amount for subsequent Purchase Payments. Additional Purchase Payments generally may be made at any time.


   TYPE OF                  MINIMUM INITIAL          MINIMUM SUBSEQUENT
  CONTRACT              PURCHASE PAYMENT(1),(2)     PURCHASE PAYMENT(1)
Non-Qualified                    $5,000                    $   30
  Qualified                      $2,000                    $   30

(1)The minimums differ from the amount shown for VEN 1 Contracts. For VEN 1 Non-Qualified Contracts, the minimum initial Purchase Payment is $5,000 and the minimum subsequent Purchase Payment is $300. We impose a minimum of $25 for Purchase Payments for VEN 1 Contracts issued as Qualified Contracts.

(2)If you purchased a John Hancock New York Contract with the optional Payment Enhancement feature, the minimum initial Purchase Payment was $10,000.


If a Purchase Payment causes your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment. We may refuse to accept any Purchase Payment under a VEN 1 Contract in excess of $10,000 per Contract Year.


WHAT ARE MY INVESTMENT CHOICES?


There are two main types of Investment Options: Variable Investment Options and Fixed Investment Options.



VARIABLE INVESTMENT OPTIONS. You may invest in any of the Variable Investment Options. VEN 1 Contracts may only invest in the Strategic Opportunities, Investment Quality Bond and Money Market Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Fund. The Fund prospectus contains a full description of a Fund. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in a Fund directly and reinvested all Fund dividends and distributions in additional shares. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments will depend upon the investment performance of the underlying Fund of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.



Allocating assets only to one or a small number of the Variable Investment Options (other than the Lifestyle or Index Allocation Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related businesses, including internet-related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.



FIXED INVESTMENT OPTIONS. We currently do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option. If available the amount you've invested in a Fixed Investment Option will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option you select. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to the Investment Account for the term of any guarantee period we may make available.


HOW CAN I CHANGE MY INVESTMENT CHOICES?


ALLOCATION OF PURCHASE PAYMENTS. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time.



TRANSFERS AMONG INVESTMENT OPTIONS. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in the section entitled "Transfers Among Investment Options". During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period". However, during the Pay-out Period, you may not transfer from a Variable Investment Option to a Fixed Investment Option, or from a Fixed Investment Option to a Variable Investment Option.


The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Fund to increased Fund transaction costs (affecting the value of the shares) and/or disruption to the corresponding Fund manager's ability to effectively manage such corresponding Fund, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

CAN I TAKE OUT ANY OF MY MONEY?


During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we will treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax.


WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY HAVE BEEN AVAILABLE TO ME UNDER THE CONTRACT?


This Prospectus provides information about optional benefit Riders that you may have elected when you purchased a Contract. These Riders were not available in all states, and may not have been available when you purchased the Contract. If you elected any of these Riders, you will pay the additional charge shown in the Fee Tables . You should review your Contract carefully to determine which of the following optional benefit Riders, if any, you purchased.



We describe the following optional benefit Riders in the Appendices to this
Prospectus:



Appendix C:  Optional Enhanced Death  Benefits
o Guaranteed Earnings Multiplier Death Benefit - not offered in New York or Washington;
o    Triple Protection Death Benefit - not offered in New York;
o    Enhanced Death Benefit ("VEN 7" and "VEN 8" only).



Appendix D:  Optional Guaranteed Minimum Withdrawal Benefits
o    Principal Plus;
o    Principal Plus for Life.



Appendix E:  Optional Guaranteed Minimum Income Benefits
o    Guaranteed Retirement Income Program - offered by John Hancock USA;
o    Guaranteed Retirement Income Program - offered by John Hancock New York.



o In addition, if you purchased your Contract in New York, John Hancock NY offered a Payment Enhancement Benefit optional benefit Rider. Under this Rider, John Hancock New York will credit a Payment Enhancement equal to 4% (5% for Contracts issued between July 12 and October 30, 2004) of the Purchase Payment and allocate it among Investment Options in the same proportions as your Purchase Payments. Contracts with this feature are subject to a higher withdrawal charge and for a longer period of time. The Payment Enhancement Rider was not available for Contracts issued before January, 2001. Once available, it could only be elected at Contract issue and cannot be revoked once elected. Your initial Purchase Payment must have been at least $10,000 to elect the Payment Enhancement Rider. The Payment Enhancement Rider was not available with Contracts issued by John Hancock USA.


WHAT CHARGES DO I PAY UNDER THE CONTRACT?


Your Contract has an annual Contract fee of $30. Your Contract also has asset-based charges to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to assets you have in our Fixed Investment Option. We take the deduction proportionally from each Variable Investment Option you are then using. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options based on your value in each.


If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date, or if you surrender (turn in) your Contract, in its entirety, for cash prior to the Maturity Date, we may assess a withdrawal charge. The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?


In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:
o full or partial withdrawals (including surrenders and systematic withdrawals);
o    payment of any death benefit proceeds; and

o    periodic payments under one of our annuity payment options.


How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:
o    the type of the distribution;
o when the distribution is made; o the nature of any Qualified Plan for which the Contract is being used; and
o    the circumstances under which the payments are made.


If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.

Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a Contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the Contract.


IF YOU PURCHASED THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLAN INVESTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


We provide additional information on taxes in the Federal Tax Matters section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

CAN I RETURN MY CONTRACT?


In most cases, you had the right to cancel your Contract within 10 days (or longer in some states) after you received it. In most states, you will receive a refund equal to the Contract Value (minus any Unpaid Loans) on the date of cancellation, adjusted by any then-applicable market value adjustments and increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract was issued as an "IRA", you will receive a refund of any Purchase Payments you made. The date of cancellation is the date we receive the Contract.



WILL I RECEIVE A CONFIRMATION STATEMENT?



We send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                   FEE TABLES


The following tables describe the fees and expenses you will paid at the time you purchased the Contract as well as the fees and expenses you will pay while owning and surrendering a Contract. The tables also describe the fees and expenses for older versions of the Venture Contracts, as well as information about optional benefit Riders that were available for certain time periods. The items listed under "Contract Owner Transaction Expenses" and "Period Fees and Expenses Other than Fund Expenses" are more completely described in this Prospectus under "Charges and Deductions" . The items listed under "Total Annual Fund Operating Expenses" are described in detail in the Fund prospectuses. Unless otherwise shown, the tables entitled "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Fund Expenses" show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).



THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.



                      CONTRACT OWNER TRANSACTION EXPENSES(A)



                                JOHN HANCOCK USA
MAXIMUM WITHDRAWAL CHARGE (as        VEN 20, 22      VEN 7 AND VEN 8   VEN 1 AND
percentage of Purchase Payments)(B)                                      VEN 3
First Year                                6%                6%                5%
Second Year                               6%                6%                5%
Third Year                                5%                5%                5%
Fourth Year                               5%                4%                5%
Fifth Year                                4%                3%                5%
Sixth Year                                3%                2%               --
Seventh Year                              2%               --                --
Thereafter                                0%                0%                0%
TRANSFER FEE(C)
Maximum Fee                             $25               $25               $25
Current Fee                             $ 0               $ 0               $ 0



                              JOHN HANCOCK NEW YORK
MAXIMUM WITHDRAWAL CHARGE (as           VEN 24           VEN 24             VEN 9
percentage of Purchase Payments)(B) (With Payment  (Without Payment
                                     Enhancement)     Enhancement)
First Year                                8%                6%                6%
Second Year                               8%                6%                6%
Third Year                                7%                5%                5%
Fourth Year                               7%                5%                4%
Fifth Year                                5%                4%                3%
Sixth Year                                4%                3%                2%
Seventh Year                              3%                2%               --
Eighth Year                               1%               --                --
Thereafter                                0%                0%                0%
TRANSFER FEE(C)
Maximum Fee                             $25               $25               $25
Current Fee                             $ 0               $ 0               $ 0



(A) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment (See "General Matters -- Premium Taxes").
(B) The charge is taken within the specified period of years measured from the date of payment.
(C) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE TABLES DO NOT INCLUDE ANNUAL FUND OPERATING EXPENSES.


               PERIODIC FEES AND EXPENSES OTHER THAN FUND EXPENSES



                                                          JOHN HANCOCK USA

                                                                               VEN 20, 22         VEN 3, VEN 7 AND          VEN 1
                                                                                                        VEN 8
ANNUAL CONTRACT FEE(A)                                                        $        30           $        30          $       30

ANNUAL SEPARATE ACCOUNT EXPENSES(B)
        Mortality and Expense Risks Fee                                              1.25%                 1.25%               1.30%
         Daily Administration Fee- asset based                                       0.15%                 0.15%               0.00%
TOTAL ANNUAL SEPARATE ACCOUNT  EXPENSES                                              1.40%                 1.40%               1.30%
(With No Optional Riders Reflected)

OPTIONAL BENEFITS

 FEES DEDUCTED FROM SEPARATE ACCOUNT
       Optional Guaranteed Earnings Multiplier Benefit Fee                           0.20%          not offered          not offered
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                                               1.60%
(With Guaranteed Earnings Multiplier Fee reflected, as
applicable.)

FEES DEDUCTED FROM CONTRACT VALUE
Optional Guaranteed Minimum Withdrawal Benefits(C)
(as a percentage of Adjusted  Guaranteed Withdrawal
Balance)                                                                             0.75%
       Maximum  Fee                                                                  0.30%          not offered          not offered
       Current  Fee -- Principal Plus                                                0.40%          not offered          not offered
       Current  Fee -- Principal Plus for Life
Optional Guaranteed Retirement Income  Programs(D)
(as a percentage of Income Base)
       Guaranteed Retirement Income Program                                          0.25%          not offered          not offered
       Guaranteed Retirement Income Program II                                       0.45%          not offered          not offered
       Guaranteed Retirement Income Program III                                      0.50%          not offered          not offered
Triple Protection Death  Benefit(E)                                                  0.50%          not offered          not offered
(as a percentage of  Triple Protection Death Benefit)



(A) The $30 annual Contract Fee will not be assessed prior to the Maturity Date under a Venture Contract if at the time of its assessment the Contract Value is greater than or equal to $99,000. This provision does not apply to Ven 1, Ven 3, Ven 7 or Ven 8 Contracts.
(B) A daily charge reflected as a percentage of the Variable Investment Options unless otherwise noted.
(C) We reserve the right to increase the current charge shown to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.
(D) Guaranteed Retirement Income Programs could not be purchased if you elected to purchase Principal Plus or Principal Plus for Life. Availability varied by state and when you purchased your Contract. See Appendix E for availability.
(E) Subject to state availability, the Triple Protection Death Benefit was offered from December, 2003 through December 2004. This optional benefit could not be purchased, however, if you elected to purchase Principal Plus, Guaranteed Retirement Income Program, Guaranteed Retirement Income Program II, or Guaranteed Retirement Income Program III.

                                                        JOHN HANCOCK NEW YORK

                                                                                                  VEN 24                   VEN 9

ANNUAL CONTRACT FEE(A)                                                                         $        30              $        30

ANNUAL SEPARATE ACCOUNT EXPENSES(B)

    Mortality and Expense Risks Fee                                                                   1.25%                    1.25%
     Daily Administration Fee - asset based                                                           0.15%                    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT                                                                         1.40%                    1.40%
EXPENSES (With No Optional Riders Reflected)

OPTIONAL BENEFITS

FEES DEDUCTED FROM SEPARATE ACCOUNT
    Optional Payment Enhancement  Fee(C)                                                              0.35%             not offered
TOTAL ANNUAL SEPARATE ACCOUNT                                                                         1.75%
EXPENSES (With Optional Payment Enhancement
Rider Fee Reflected)

FEES  DEDUCTED FROM CONTRACT VALUE
Optional Guaranteed Minimum Withdrawal Benefits (D)
(as a percentage of Adjusted  Guaranteed Withdrawal
Balance)                                                                                              0.75%
    Maximum fee                                                                                       0.30%             not offered
    Current fee -- Principal Plus                                                                     0.40%             not offered
    Current fee -- Principal Plus for Life
Optional Guaranteed Retirement Income Programs(E)
(as a percentage of Income Base)
     Guaranteed Retirement Income Program I                                                           0.30%             not offered
    Guaranteed Retirement Income Program II                                                           0.45%             not offered



(A) The $30 annual Contract fee will not be assessed prior to the Maturity Date under a Venture Contract if at the time of its assessment the Contract value is greater than or equal to $99,000. This provision does not apply to Ven 9 Contracts.
(B) A daily charge reflected as a percentage of the Variable Investment Options unless otherwise noted.
(C) This is a daily charge reflected as a percentage of the Variable Investment Options. Please note that when the optional Payment Enhancement is chosen, the guaranteed rate applicable to any fixed monies is also reduced by 0.35%.
(D) We reserve the right to increase the current charge shown to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.
(E) Guaranteed Retirement Income Programs could not be purchased if you elected to purchase Principal Plus or Principal Plus for Life. Availability varied by when you purchased your Contract. See Appendix E for availability.


THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS.


TOTAL ANNUAL FUND OPERATING EXPENSES                                             MINIMUM(A)           MAXIMUM
Range of expenses that are deducted from  Fund assets, including
management fees, Rule 12b-1 fees, and other expenses for Contracts                  0.76%               1.60%
issued on and after May 13, 2002

Range of expenses that are deducted from  Fund assets, including
management fees, Rule 12b-1 fees, and other expenses for Contracts                  0.56%               1.40%
issued prior to  May 13, 2002


(A) For Contracts issued prior to May 13, 2002, the range of expenses has a lower minimum because the Separate Account invests in Class 1 Fund shares for certain Variable Investment Options available under those Contracts.

EXAMPLES



We provide the following five examples that are intended to help you compare the costs of investing in a Contract with the costs of investing in other variable annuity contracts.



EXAMPLE 1: VEN 20, 22, 24 CONTRACTS (ISSUED AFTER MAY 13, 2002)
     (a)  Maximum Fund Operating Expenses - Contracts with optional benefit
          Riders
     (b) Maximum Fund Operating Expenses - Contracts with previously issued optional benefit Riders
     (c) Minimum Fund Operating Expenses - Contracts with no optional benefit Riders
EXAMPLE 2:  VEN 20, 22, 24 CONTRACTS (ISSUED PRIOR TO MAY 13, 2002)
     (a) Maximum Fund Operating Expenses - Contracts eligible to invest in Series I of John Hancock Trust with optional benefit riders
     (b) Minimum Fund Operating Expenses -Contracts eligible to invest in Series I of John Hancock Trust with no optional benefit Riders
EXAMPLE 3:  VEN 1 CONTRACTS
     (a) Maximum Fund Operating Expenses
     (b) Minimum Fund Operating Expenses
EXAMPLE 4:  VEN 3 CONTRACTS
     (a) Maximum Fund Operating Expenses
     (b) Minimum Fund Operating Expenses
EXAMPLE 5:  VEN 7, 8, 9 CONTRACTS
     (a) Maximum Fund Operating Expenses
     (b) Minimum Fund Operating Expenses



The costs we show include Contract Owner expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.



All examples assume that you invest $10,000 in a Contract and that your investment has a 5% return each year . In the "Maximum Fund Operating Expenses" examples, we also assume that you will pay the maximum annual Contract fee, the fees for any optional benefit Riders shown in the example and the maximum fees and expenses of any of the Funds. In the "Minimum Fund Operating Expenses" examples, we assume that you do not invest in any optional benefit Riders and that you will pay the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds.



Although we provide you with examples of the costs for a Contract based on these assumptions, your actual costs may be higher or lower.



EXAMPLE 1 (a):    Maximum Fund operating expenses -- Ven 20, 22, 24 Contract with optional  benefit Riders (issued after May 13, 2002)



JOHN HANCOCK USA (VEN 20, 22)
GUARANTEED EARNINGS MULTIPLIER, AND PRINCIPAL PLUS FOR LIFE
                                                                1 YEAR             3 YEARS               5 YEARS            10 YEARS
If you surrender the Contract at the end of the
applicable time period:                                          $956               $1,704               $2,474             $4,290

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:                        $406               $1,237               $2,094             $4,290



JOHN HANCOCK NEW YORK (VEN 24)
PAYMENT ENHANCEMENT AND PRINCIPAL PLUS FOR LIFE
                                                                              1 YEAR         3 YEARS         5 YEARS       10 YEARS
If you surrender the Contract at the end of the
applicable time period:                                                       $1,153          $1,931          $2,635        $4,420

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:                                     $  421          $1,280          $2,164        $4,420

EXAMPLE 1 (b):    Maximum Fund operating expenses -- Ven 20 22, 24 Contract with previously offered optional benefit Riders (issued after May 13, 2002)



JOHN HANCOCK USA (VEN 20, 22)
GUARANTEED EARNINGS MULTIPLIER AND GUARANTEED RETIREMENT INCOME PROGRAM III
                                                                            1 YEAR         3 YEARS          5 YEARS         10 YEARS
If you surrender the Contract at the end of the
applicable time period:                                                      $930           $1,627           $2,347          $4,092

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:                                    $380           $1,158           $1,962          $4,092



JOHN HANCOCK NEW YORK (VEN 24)
GUARANTEE RETIREMENT INCOME PROGRAM II
                                                                           1 YEAR          3 YEARS          5 YEARS         10 YEARS
If you surrender the Contract at the end of the
applicable time period:                                                      $906           $1,560           $2,237          $3,888

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:                                    $355           $1,086           $1,847          $3,888



EXAMPLE 1 (c):    Minimum Fund operating expenses -- Ven 20, 22, 24 Contract with no previously offered optional benefit Rider (issued after May 13, 2002):





VEN 20, 22, 24 -- NO OPTIONAL BENEFIT RIDERS                                        1 YEAR       3 YEARS        5 YEARS     10 YEARS
If you surrender the Contract at the end of the
applicable time period:                                                             $  780        $1,180        $1,579        $2,526

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:                                           $  223        $  688        $1,179        $2,526



EXAMPLE 2 (a):    Maximum Fund operating expenses -- Ven 20, 22, 24
                  Contract eligible to invest in Series I shares of John Hancock
                  Trust with optional benefit Riders available at that time
                  (issued before May 13, 2002)



JOHN HANCOCK USA (VEN 20, 22)
GUARANTEED EARNINGS MULTIPLIER AND GUARANTEED INCOME RETIREMENT PROGRAM II
                                                                             1 YEAR        3 YEARS           5 YEARS       10 YEARS
If you surrender the Contract at the end of the
applicable time period:                                                      $  925         $1,615           $2,328         $4,067

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:                                    $  375         $1,144           $1,942         $4,067



JOHN HANCOCK NEW YORK (VEN 24)
PAYMENT ENHANCEMENT AND GUARANTEED INCOME RETIREMENT PROGRAM I
                                                                                    1 YEAR       3 YEARS        5 YEARS     10 YEARS
If you surrender the Contract at the end of the
applicable time period:                                                             $1,106        $!,790        $2,390      $3,923

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:                                           $  373        $1,132        $1,908      $3,923

EXAMPLE 2 (b):    Minimum Fund operating expenses -- Ven 20, 22, 24
                  Contract eligible to invest in Series I shares of John Hancock
                  Trust with no optional benefit Riders (issued before May 13,
                  2002)



                                                                             1 YEAR        3 YEARS           5 YEARS       10 YEARS
If you surrender the Contract at the end of the
applicable time period:                                                      $  761         $1,123           $1,477         $2,321

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:                                    $  203         $  628           $1,077         $2,321



EXAMPLE 3 (a):    Maximum Fund operating expenses -- Previously issued Contract
                   (VEN 1 -- JOHN HANCOCK USA)



                                                                             1 YEAR        3 YEARS          5 YEARS        10 YEARS
If you surrender the Contract at the end of the
applicable time period:                                                      $  733         $1,205           $1,728         $2,626

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:                                    $  233         $  718           $1,228         $2,626



EXAMPLE 3 (b):    Minimum Fund operating expenses -- Previously issued Contract
                   (VEN 1 -- JOHN HANCOCK USA)



                                                                             1 YEAR        3 YEARS          5 YEARS        10 YEARS
If you surrender the Contract at the end of the
applicable time period:                                                      $  697         $1,101           $1,546         $2,257

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:                                    $  197         $  609           $1,046         $2,257



EXAMPLE 4 (a):    Maximum Fund operating expenses -- Previously issued
                   Contracts (VEN 3 -- JOHN HANCOCK USA)



                                                                             1 YEAR        3 YEARS          5 YEARS        10 YEARS
If you surrender the Contract at the end of the
applicable time period:                                                      $  760         $1,395           $2,054         $3,367

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:                                    $  310         $  947           $1,608         $3,367



EXAMPLE 4 (b):   Minimum Fund operating expenses -- Previously issued Contracts
                  (VEN 3 -- JOHN HANCOCK USA)



                                                                             1 YEAR        3 YEARS          5 YEARS        10 YEARS
If you surrender the Contract at the end of the
applicable time period:                                                      $  656         $1,083           $1,536         $2,351

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:                                    $  206         $  636           $1,092         $2,351



EXAMPLE 5 (a):   Maximum Fund operating expenses -- Previously issued Contracts
                  (VEN 7, VEN 8 -- JOHN HANCOCK USA AND VEN 9 -- JOHN HANCOCK NEW YORK):



                                                                             1 YEAR        3 YEARS          5 YEARS        10 YEARS
If you surrender the Contract at the end of the
applicable time period:                                                      $  860         $1,422           $1,901         $3,357

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:                                    $  309         $  944           $1,602         $3,357

EXAMPLE 5 (b):   Minimum Fund operating expenses -- Previously issued Contracts
                 (VEN 7, VEN 8 -- JOHN HANCOCK USA AND VEN 9 -- JOHN HANCOCK
                 NEW YORK):



                                                                             1 YEAR        3 YEARS          5 YEARS        10 YEARS
If you surrender the Contract at the end of the
applicable time period:                                                      $  763         $1,128           $1,386           $2,339

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:                                    $  205         $  633           $1,086           $2,339



THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE. YOU SHOULD DISREGARD ANY REFERENCE TO SERIES I SHARES OF THE JOHN HANCOCK TRUST IF YOUR CONTRACT WAS ISSUED AFTER MAY 13, 2002. FOR CONTRACTS ISSUED PRIOR TO THAT DATE, WE INVEST THE ASSETS OF EACH SUB-ACCOUNT CORRESPONDING TO A JOHN HANCOCK TRUST FUND IN SERIES I SHARES OF THAT FUND (EXCEPT IN THE CASE OF FUNDS THAT COMMENCED OPERATIONS ON OR AFTER MAY 13, 2002).



                                                                                                           TOTAL FUND  TOTAL FUND
                                                         MANAGEMENT       12B-1       12B-1       OTHER      ANNUAL      ANNUAL
                                                            FEES          FEES        FEES      EXPENSES    EXPENSES    EXPENSES
JOHN HANCOCK TRUST:                                                    (Series I)  (Series II)             (Series I)  (Series II)
    500 Index Trust (See Notes 1 and 2.)                    0.46%         0.05%       0.25%       0.05%       0.56%       0.76%
    Active Bond Trust                                       0.60%         0.05%       0.25%       0.07%       0.72%       0.92%
    All Cap Core Trust (See Notes 1 and 2.)                 0.80%         0.05%       0.25%       0.07%       0.92%       1.12%
    All Cap Growth Trust (See Notes 1 and 2.)               0.85%         0.05%       0.25%       0.06%       0.96%       1.16%
    All Cap Value Trust (See Notes 1 and 2.)                0.83%         0.05%       0.25%       0.07%       0.95%       1.15%
    American Blue Chip Income and Growth Trust (See         0.44%         0.60%       0.75%       0.04%       1.08%       1.23%
    Notes 1 and 3.)
    American Bond Trust (See Notes 1, 2 and 3.)             0.43%         0.60%       0.75%       0.04%       1.07%       1.22%
    American Growth Trust (See Notes 1 and 3.)              0.33%         0.60%       0.75%       0.04%       0.97%       1.12%
    American Growth-Income Trust (See Notes 1 and 3.)       0.28%         0.60%       0.75%       0.05%       0.93%       1.08%
    American International Trust (See Notes 1 and 3.)       0.52%         0.60%       0.75%       0.08%       1.20%       1.35%
    Blue Chip Growth Trust (See Notes 1, 2 and 4.)          0.81%         0.05%       0.25%       0.07%       0.93%       1.13%
    Capital Appreciation Trust (See Notes 1 and 2.)         0.81%         0.05%       0.25%       0.05%       0.91%       1.11%
    Classic Value Trust (See Note 2.)                       0.80%         0.05%       0.25%       0.24%       1.09%       1.29%
    Core Bond Trust (See Notes 1 and 5.)                    0.67%         0.05%       0.25%       0.07%       0.79%       0.99%
    Core Equity Trust (See Notes 1 and 2.)                  0.79%         0.05%       0.25%       0.06%       0.90%       1.10%
    Dynamic Growth Trust (See Notes 1 and 2.)               0.95%         0.05%       0.25%       0.07%       1.07%       1.27%
    Emerging Growth Trust (See Notes 1 and 2.)              0.80%         0.05%       0.25%       0.08%       0.93%       1.13%
    Emerging Small Company Trust (See Notes 1 and 2.)       0.97%         0.05%       0.25%       0.07%       1.09%       1.29%
    Equity-Income (See Notes 1, 2 and 4.)                   0.81%         0.05%       0.25%       0.05%       0.91%       1.11%
    Financial Services Trust (See Notes 1, 2 and 6.)        0.82%         0.05%       0.25%       0.09%       0.96%       1.16%
    Fundamental Value Trust (See Notes 1, 2 and 6.)         0.77%         0.05%       0.25%       0.05%       0.87%       1.07%
    Global Trust (See Notes 1, 2 and 7.)                    0.82%         0.05%       0.25%       0.16%       1.03%       1.23%
    Global Allocation Trust (See Notes 1 and 2.)            0.85%         0.05%       0.25%       0.19%       1.09%       1.29%
    Global Bond Trust (See Note 2.)                         0.70%         0.05%       0.25%       0.12%       0.87%       1.07%
    Health Sciences Trust (See Notes 1, 2 and 4.)           1.05%         0.05%       0.25%       0.12%       1.22%       1.42%
    High Yield Trust (See Notes 1 and 2.)                   0.66%         0.05%       0.25%       0.07%       0.78%       0.98%
    Income & Value Trust (See Note 2.)                      0.79%         0.05%       0.25%       0.08%       0.92%       1.12%
    Index Allocation Trust (See Notes 1, 2 and 8.)          0.05%         0.05%       0.25%       0.50%       0.60%       0.80%
    International Core Trust (formerly "International
    Stock") (See Notes 1 and 2.)                            0.89%         0.05%       0.25%       0.07%       1.01%       1.21%
    International Equity Index Trust A (See Notes 1,        0.54%         0.05%       0.25%       0.09%       0.68%       0.88%
    2 and 3.)
    International Opportunities Trust (See Notes 1
    and 2.)                                                 0.90%         0.05%       0.25%       0.06%       1.01%       1.21%
    International Small Cap Trust (See Notes 1 and 2.)      0.92%         0.05%       0.25%       0.21%       1.18%       1.38%

                                                                                                           TOTAL FUND  TOTAL FUND
                                                         MANAGEMENT       12B-1       12B-1       OTHER      ANNUAL      ANNUAL
                                                            FEES          FEES        FEES      EXPENSES    EXPENSES    EXPENSES
JOHN HANCOCK TRUST:                                                    (Series I)  (Series II)             (Series I)  (Series II)
    International Value Trust (See Notes 1, 2 and 7.)       0.82%         0.05%       0.25%       0.19%       1.06%       1.26%
    Investment Quality Bond Trust (See Notes 1 and
    2.)                                                     0.60%         0.05%       0.25%       0.09%       0.74%       0.94%
    Large Cap Trust (See Notes 1, 2 and 3.)                 0.84%         0.05%       0.25%       0.05%       0.94%       1.14%
    Large Cap Value Trust (See Notes 1 and 2.)              0.84%         0.05%       0.25%       0.08%       0.97%       1.17%
    Lifestyle Aggressive Trust (See Notes 1 and 9.)         0.05%         0.05%       0.25%       0.95%       1.05%       1.25%
    Lifestyle Balanced Trust (See Notes 1 and 9.)           0.05%         0.05%       0.25%       0.86%       0.96%       1.16%
    Lifestyle Conservative Trust (See Notes 1 and 9.)       0.05%         0.05%       0.25%       0.78%       0.88%       1.08%
    Lifestyle Growth Trust (See Notes 1 and 9.)             0.05%         0.05%       0.25%       0.89%       0.99%       1.19%
    Lifestyle Moderate Trust (See Notes 1 and 9.)           0.05%         0.05%       0.25%       0.81%       0.91%       1.11%
    Mid Cap Core Trust (See Note 2.)                        0.87%         0.05%       0.25%       0.08%       1.00%       1.20%
    Mid Cap Index Trust (See Notes 1 and 2.)                0.49%         0.05%       0.25%       0.04%       0.58%       0.78%
    Mid Cap Stock Trust (See Notes 1 and 2.)                0.84%         0.05%       0.25%       0.08%       0.97%       1.17%
    Mid Cap Value Trust (See Notes 1 and 2.)                0.85%         0.05%       0.25%       0.05%       0.95%       1.15%
    Money Market Trust (See Notes 1 and 2.)                 0.48%         0.05%       0.25%       0.04%       0.57%       0.77%
    Natural Resources Trust (See Notes 1 and 2.)            1.00%         0.05%       0.25%       0.07%       1.12%       1.32%
    Pacific Rim Trust (See Notes 1 and 2.)                  0.80%         0.05%       0.25%       0.24%       1.09%       1.29%
    Quantitative All Cap Trust (See Notes 1 and 2.)         0.71%         0.05%       0.25%       0.06%       0.82%       1.02%
    Quantitative Mid Cap Trust (See Notes 1 and 2.)         0.74%         0.05%       0.25%       0.10%       0.89%       1.09%
    Quantitative Value Trust (See Notes 1 and 2.)           0.70%         0.05%       0.25%       0.06%       0.81%       1.01%
    Real Estate Securities Trust (See Notes 1 and 2.)       0.70%         0.05%       0.25%       0.06%       0.81%       1.01%
    Real Return Bond Trust (See Note 2.)                    0.70%         0.05%       0.25%       0.07%       0.82%       1.02%
    Science & Technology Trust (See Notes 1, 2 and 4.)      1.05%         0.05%       0.25%       0.07%       1.17%       1.37%
    Small Cap Trust (See Notes 1, 2 and 5.)                 0.85%         0.05%       0.25%       0.03%       0.93%       1.13%
    Small Cap Growth Trust (See Note 1.)                    1.07%         0.05%       0.25%       0.06%       1.18%       1.38%
    Small Cap Index Trust (See Notes 1 and 2.)              0.49%         0.05%       0.25%       0.04%       0.58%       0.78%
    Small Cap Opportunities Trust (See Notes 1 and
    2.)                                                     0.99%         0.05%       0.25%       0.08%       1.12%       1.32%
    Small Cap Value Trust (See Notes 1 and 10.)             1.07%         0.05%       0.25%       0.05%       1.17%       1.37%
    Small Company Trust (See Notes 1 and 2.)                1.04%         0.05%       0.25%       0.31%       1.40%       1.60%
    Small Company Value Trust (See Notes 1 and 2.)          1.03%         0.05%       0.25%       0.05%       1.13%       1.33%
    Special Value Trust (See Notes 1 and 2.)                1.00%         0.05%       0.25%       0.21%       1.26%       1.46%
    Strategic Bond Trust (See Notes 1 and 2.)               0.67%         0.05%       0.25%       0.08%       0.80%       1.00%
    Strategic Income Trust (See Notes 1 and 2.)             0.73%         0.05%       0.25%       0.30%       1.08%       1.28%
    Strategic Opportunities Trust (See Notes 1 and 2.)      0.80%         0.05%       0.25%       0.08%       0.93%       1.13%
    Strategic Value Trust (See Notes 1 and 2.)              0.85%         0.05%       0.25%       0.08%       0.98%       1.18%
    Total Return Trust (See Note 2.)                        0.70%         0.05%       0.25%       0.07%       0.82%       1.02%
    Total Stock Market Index Trust (See Notes 1 and         0.49%         0.05%       0.25%       0.04%       0.58%       0.78%
    2.)
    U.S. Core Trust (formerly "Growth & Income") (See
    Note 2.)                                                0.76%         0.05%       0.25%       0.05%       0.86%       1.06%
    U.S. Global Leaders Growth Trust (See Notes 1 and
    2.)                                                     0.70%         0.05%       0.25%       0.06%       0.81%       1.01%
    U.S. Government Securities Trust (See Notes 1 and       0.59%         0.05%       0.25%       0.07%       0.71%       0.91%
    2.)
    U.S. High Yield Bond Trust (See Notes 1 and 5.)         0.74%         0.05%       0.25%       0.21%       1.00%       1.20%
    U.S. Large Cap Trust (See Notes 1 and 2.)               0.83%         0.05%       0.25%       0.06%       0.94%       1.14%
    Utilities Trust (See Notes 1 and 2.)                    0.85%         0.05%       0.25%       0.19%       1.09%       1.29%
    Value Trust (See Notes 1 and 2.)                        0.74%         0.05%       0.25%       0.06%       0.85%       1.05%

FAM VARIABLE SERIES FUNDS, INC. (CLASS II):
    Mercury Basic Value F.I. Fund                           0.60%          N/A        0.15%       0.07%        N/A        0.82%
    Mercury Global Allocation V.I. Fund                     0.65%          N/A        0.15%       0.12%        N/A        0.92%
    Mercury Value Opportunities V.I. Fund                   0.75%          N/A        0.15%       0.09%        N/A        0.99%

PIMCO VARIABLE INSURANCE TRUST (CLASS M):
    VIT All Asset Portfolio (See Note 11.)                  0.20%          N/A        0.25%       1.08%        N/A        1.53%

NOTES TO FUND EXPENSE TABLE:
     1. The management fee shown for this Fund reflects the method of calculating the advisory fee that became effective during October, 2005 and assumes these changes were in effect for the year ended December 31, 2005. Under this method, the applicable portion of the Fund's aggregate net assets are combined with the applicable portions of one or more other funds having the same subadviser for the purpose of determining advisory fee break points.
     2. The amounts shown for this Fund reflect the advisory fee rates and the rates for Rule 12b-1 fees that became effective April 29, 2005. Expenses shown in the table assume these changes were in effect for the year ended December 31, 2005.
     3. Amounts shown reflect the aggregate annual operating expenses of this Fund and its corresponding master fund. During the year ended December 31, 2005, Capital Research Management Company (the adviser to the corresponding master fund) voluntarily reduced investment advisory fees to rates provided by an amended agreement effective April 1, 2004. If this fee waiver had been reflected, the management fee shown for the American Blue Chip Income and Growth, American Bond, American Growth-Income, American Growth and American International Funds would be 0.40%, 0.39%, 0.30%, 0.25% and 0.47%, respectively; the Total Fund
         Annual Expenses shown for Series I Class shares of such Funds would be 1.04%, 1.03%, 0.94%, 0.90% and 1.15%, respectively; and Total Fund
         Annual Expenses shown for Series II Class shares of such Funds would be 1.19%, 1.18%, 1.09%, 1.05% and 1.30%, respectively.
     4. The subadviser has voluntarily agreed to waive a portion of its subadvisory fee for John Hancock Trust's Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust, Small Company Value Trust, Spectrum Income Trust and Real Estate Equity Trust series. This waiver is based on the combined average daily net assets of these Funds and the following funds of John Hancock Funds II: Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Funds"). Under the voluntary agreement, the subadviser will reduce its fee by 5.00% for the amount of the T. Rowe Funds' combined average daily net assets in excess of $750 million and, effective November 1, 2006, by an additional 2.50% for the amount of the T. Rowe Funds' combined average daily net assets in excess of $1.5 billion. The adviser has also voluntarily agreed to reduce the advisory fee for each Fund by the amount that the subadvisory fee for that Fund is reduced. These voluntary fee waivers may be terminated at any time by the subadviser or the adviser.
     5.  This Fund commenced operations on April 29, 2005.
     6. The management fee shown reflects the rates of advisory fees for the Financial Services Trust and Fundamental Value Trust that became effective October 14, 2005. Prior to that date, the adviser voluntarily agreed to reduce its advisory fee for the respective Fund to such rates (0.85% of the first $50 million of the respective Fund's average annual net assets; 0.80% of the next $450 million and 0.75% of the respective Fund's average annual net assets over $500 million).
     7. Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the adviser voluntarily agreed to waive its advisory fees so that the amount retained by the adviser after payment of the subadvisory fees for each such Fund does not exceed 0.35% (0.45% effective April 29, 2005) of the Fund's average net assets. For the year ended December 31, 2005, the effective annual advisory fee for the Global Trust and the International Value Trust was 0.77% and 0.78%, respectively. These voluntary fee waivers may be terminated at any time by the adviser.
     8. The adviser has contractually agreed to reimburse expenses of the Index Allocation Trust that exceed 0.02% of the average annual net assets of the Index Allocation Trust (other than the Rule 12b-1 fees, class specific expenses (such as blue sky and transfer agency fees) and expenses of underlying funds in which it invests) until May 1, 2007. This reimbursement may be terminated any time after May 1, 2007. If the adviser had not reimbursed such expenses, "Other Expenses" shown for this Fund would have been 0.57%, based on estimates of expenses for the current fiscal year, and Total Fund Annual Expenses shown for Series I Class shares and Series II Class shares of this Fund would have been 0.67% and 0.87%, respectively.
     9. The management fees and Rule 12b-1 fees shown for this Fund reflect the rates that became effective during March 1, 2005 and assume these rates were in effect for the year ended December 31, 2005. Each of the Lifestyle Trusts may invest in other series of the John Hancock Trust (the "Underlying Portfolios"), with certain exceptions (John Hancock Trust's American Bond Trust, American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, Absolute Return Trust and the Index Allocation Trust series). The annual expense ratios for the permitted Underlying Portfolios range from 0.34% to 1.35%. "Other Expenses" shown in the table reflect the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust.
     10. This Fund commenced operations on April 29, 2005. "Other Expenses" shown in the table for this Fund are based on estimates for the current fiscal year.
     11. "Other Expenses" for the PIMCO All Asset Portfolio reflect an administrative fee of 0.25%, a service fee of 0.20% and expenses of underlying funds in which the PIMCO All Asset Portfolio invests ("PIMCO Underlying Funds"). The PIMCO Underlying Funds' expenses (0.63%) are estimated based upon an allocation of the Fund's assets among the PIMCO Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these PIMCO Underlying Funds. PIMCO Underlying Fund expenses will vary with changes in the expenses of the PIMCO Underlying Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown above. PIMCO has contractually agreed, for the Fund's current fiscal year, to waive its advisory fee to the extent that the PIMCO Underlying Funds' expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in PIMCO Underlying Funds.



We include a Table of Accumulation Unit Values relating to the Contracts in Appendix U to this Prospectus.


LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of the respective Separate Accounts may be found in the Statements of Additional Information.

        GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS


THE COMPANIES

================================================================================
We are subsidiaries of Manulife Financial Corporation.
================================================================================


Your Contract is issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.



John Hancock USA, formerly known as "The Manufacturers Life Insurance Company (U.S.A.)," is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.



John Hancock New York, formerly known as "The Manufacturers Life Insurance Company of New York," is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. John Hancock New York also has an Annuities Service Center at 601 Congress Street, Boston, Massachusetts 02210-2805.



The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.


John Hancock USA and John Hancock New York have received the following ratings from independent rating agencies:

A++                     Superior companies have a very strong
A.M. Best               ability to meet their obligations; 1st
                        category of 16


AA+                     Very strong capacity to meet
Fitch                   policyholder and contract obligations;
                        2nd category of 24



AA+                     Very strong financial security
Standard & Poor's       characteristics; 2nd category of 21


John Hancock USA has also received the following rating from Moody's:

Aa2                      Excellent in financial strength; 3rd
Moody's                  category of 21

These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's and John Hancock New York's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.


With respect to the fixed portion of the Contracts issued by John Hancock USA, The Manufacturers Life Insurance Company unconditionally guarantees to make funds available to John Hancock USA for the timely payment of contractual claims under certain John Hancock USA Fixed Annuity Contracts pursuant to a Guarantee Agreement dated March 31, 1996. The guarantee may be terminated by The Manufacturers Life Insurance Company upon notice to John Hancock USA. Termination will not affect The Manufacturers Life Insurance Company's continuing liability with respect to all Fixed Annuity Contracts and Fixed Investment Options issued by John Hancock USA prior to the termination of the guarantee except if:
o the liability to pay contractual claims under the contracts is assumed by another insurer; or
o we are sold and the buyer's guarantee is substituted for The Manufacturers Life Insurance Company's guarantee.

THE SEPARATE ACCOUNTS

================================================================================
We use our Separate Accounts to support the Variable Investment Options you choose.
================================================================================


You do not invest directly in the Funds made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through one of our Separate Accounts. We hold the Fund's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Fund) of the applicable Separate Account. A Separate Account's assets (including the Fund's shares) belong to the Company that maintains that Separate Account.



For Contracts issued by John Hancock USA, we purchase and hold Fund shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H. John Hancock USA, then known as The Manufacturers Life Insurance Company (U.S.A.), became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a separate account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.



For Contracts issued by John Hancock New York, we purchase and hold Fund shares in John Hancock Life Insurance Company of New York Separate Account A. John Hancock New York established this Separate Account on March 4, 1992 as a Separate account under the laws of New York.



The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company's other income, gains, or losses. Nevertheless, all obligations arising under a Company's Contracts are general corporate obligations of that Company. Assets of a Separate Accounts may not be charged with liabilities arising out of any of the respective Company's business.



We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.


We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE FUNDS


When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Account and it invests in shares of a corresponding Fund of:
o    the John Hancock Trust; or
o the PIMCO Variable Insurance Trust with respect to the "PIMCO VIT All Asset Portfolio"; or
o for certain John Hancock USA Contracts issued before January 28, 2002, the FAM Variable Series Funds, Inc. with respect to the "Mercury Basic Value V.I. Fund," the "Mercury Value Opportunities V.I. Fund" and the "Mercury Global Allocation V.I. Fund".



THE FUNDS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity Contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Funds also may be available through participation in certain qualified pension or retirement plans.


The Funds' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE FUNDS HELD IN OUR SEPARATE ACCOUNTS.

The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2005, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Funds are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Separate Account Investment Options you select.


The John Hancock Trust, the PIMCO Variable Insurance Trust ("PIMCO Trust") and FAM Variable Series Fund, Inc. are so-called "series" type mutual funds and each is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The All Asset Fund of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO") and pays investment management fees to PIMCO.

The Mercury Basic Value V.I. Fund, Mercury Value Opportunities V.I. Fund, and the Mercury Global Allocation V.I. Fund receive investment advisory services from Merrill Lynch Investment Managers, L.P., doing business as Mercury Advisors. Mercury Advisors has retained Merrill Lynch Asset Management U.K. Limited ("MLAM UK", an affiliate, to act as the investment sub-adviser to the Global Allocation V.I. Fund and may pay MLAM UK a portion of the annual management fee it receives.


o If shares of a Fund are no longer available for investment or in our judgment investment in a Fund becomes inappropriate, we may eliminate the shares of a Fund and substitute shares of another Fund, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).



The Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Fund's assets and paid for the services we or our affiliates provide to that Fund. In addition, compensation payments of up to 0.45% of assets may be made by a Fund's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Funds of the John Hancock Trust for the marketing support services it provides (see "Distribution of Contracts"). Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.



Each of the John Hancock Trust's Index Allocation, Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") and the PIMCO All Asset Portfolio are "fund-of funds" that invest in other underlying funds. The prospectuses for each of the JHT Funds of Funds and the PIMCO All Asset Portfolio contain a description of the underlying funds for the Fund, and associated investment risks.



Each of the John Hancock Trust's American Blue Chip Income and Growth, American Bond, American Growth-Income, American Growth, and American International Funds ("JHT American Funds") invests in Series 2 shares of the corresponding investment portfolio of a "master" fund and are subject to an additional 0.25% 12b-1 fee. The JHT American Funds operate as "feeder funds," which means that the Fund does not buy investment securities directly. Instead, it invests in a corresponding "master fund" which in turn purchases investment securities. Each of the JHT American Funds has the same investment objective and limitations as its corresponding master fund. The prospectus for the American Fund master funds is included with the prospectuses for the JHT American Funds.



You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Funds that we make available under the Contracts. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE FUNDS THAT ARE OPERATED AS "FEEDER FUNDS"), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                               JOHN HANCOCK TRUST
 (We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund)

AIM CAPITAL MANAGEMENT, INC.
        All Cap Growth Trust                Seeks long-term capital appreciation
                                            by investing the Fund's assets under
                                            normal market conditions,
                                            principally in common stocks of
                                            companies that are likely to benefit
                                            from new or innovative products,
                                            services or processes, as well as
                                            those that have experienced above
                                            average, long-term growth in
                                            earnings and have excellent
                                            prospects for future growth

        Mid Cap Core Trust                  Seeks long-term growth of capital by
                                            investing, normally, at least 80% of
                                            its assets in equity securities,
                                            including convertible securities, of
                                            mid-capitalization companies

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
        Small Company Trust                 Seeks long-term capital growth by
                                            investing, under normal market
                                            conditions, primarily in equity
                                            securities of smaller-capitalization
                                            U.S. companies The subadviser uses
                                            quantitative, computer-driven models
                                            to construct the portfolio of stocks
                                            for the Small Company Trust

CAPITAL GUARDIAN TRUST COMPANY
       Income & Value Trust                 Seeks the balanced accomplishment of
                                            (a) conservation of principal and
                                            (b) long-term growth of capital and
                                            income by investing the Fund's
                                            assets in both equity and
                                            fixed-income securities. The
                                            subadviser has full discretion to
                                            determine the allocation between
                                            equity and fixed income securities.

        U.S. Large Cap Trust                Seeks long-term growth of capital
                                            and income by investing the Fund's
                                            assets, under normal market
                                            conditions, primarily in equity and
                                            equity-related securities of
                                            companies with market capitalization
                                            greater than $500 million

CAPITAL RESEARCH AND MANAGEMENT COMPANY (Adviser to the American Fund Insurance Series)
     American Blue Chip Income &            Invests all of its assets in Class 2
     Growth Trust                           shares of the Blue Chip Income and
                                            Growth Fund, a series of American
                                            Fund Insurance Series. The Blue Chip
                                            Income and Growth Fund invests
                                            primarily in common stocks of
                                            larger, more established companies
                                            based in the U.S. with market
                                            capitalizations of $4 billion and
                                            above.

       American Bond Trust                  Invests all of its assets in Class 2
                                            shares of the Bond Trust, a series
                                            of American Fund Insurance Series
                                            (master fund). The Bond Trust seeks
                                            to maximize current income and
                                            preserve capital by normally
                                            investing 80% of its assets in
                                            bonds, (at least 65% in investment
                                            grade debt securities and up to 35%
                                            in so-called "junk bonds"), the
                                            issuers of which may be domiciled
                                            outside the United States.

       American Growth Trust                Invests all of its assets in Class 2
                                            shares of the Growth Fund, a series
                                            of American Fund Insurance Series.
                                            The Growth Fund invests primarily in
                                            common stocks of companies that
                                            appear to offer superior
                                            opportunities for growth of capital.

       American Growth-Income Trust         Invests all of its assets in Class 2
                                            shares of the Growth-Income Fund, a
                                            series of American Fund Insurance
                                            Series. The Growth-Income Fund
                                            invests primarily in common stocks
                                            or other securities which
                                            demonstrate the potential for
                                            appreciation and/or dividends.

       American International Trust         Invests all of its assets in Class 2
                                            shares of the International Fund, a
                                            series of American Fund Insurance
                                            Series. The International Fund
                                            invests primarily in common stocks
                                            of companies located outside the
                                            United States.

DAVIS  SELECTED ADVISERS, L.P.
       Financial Services Trust             Seeks growth of capital by investing
                                            primarily in common stocks of
                                            financial companies. During normal
                                            market conditions, at least 80% of
                                            the Fund's net assets (plus any
                                            borrowings for investment purposes)
                                            are invested in companies that are
                                            principally engaged in financial
                                            services. A company is "principally
                                            engaged" in financial services if it
                                            owns financial services-related
                                            assets constituting at least 50% of
                                            the value of its total assets, or if
                                            at least 50% of its revenues are
                                            derived from its provision of
                                            financial services.

       Fundamental Value Trust              Seeks growth of capital by
                                            investing, under normal market
                                            conditions, primarily in common
                                            stocks of U.S. companies with market
                                            capitalizations of at least $5
                                            billion that the subadviser believes
                                            are undervalued. The Fund may also
                                            invest in U.S. companies with
                                            smaller capitalizations.

DECLARATION MANAGEMENT & RESEARCH COMPANY
        Active Bond Trust **                Seeks income and capital
                                            appreciation by investing at least
                                            80% of its assets in a diversified
                                            mix of debt securities and
                                            instruments.

DEUTSCHE ASSET MANAGEMENT, INC.
       All Cap Core Trust                   Seeks long-term growth of capital by
                                            investing primarily in common stocks
                                            and other equity securities within
                                            all asset classes (small, mid and
                                            large cap) primarily those within
                                            the Russell 3000* Index.

       Dynamic Growth Trust                 Seeks long-term growth of capital by
                                            investing in stocks and other equity
                                            securities of medium-sized U.S.
                                            companies with strong growth
                                            potential.

       Real Estate Securities Trust         Seeks to achieve a combination of
                                            long-term capital appreciation and
                                            current income by investing, under
                                            normal market conditions, at least
                                            80% of its net assets (plus any
                                            borrowings for investment purposes)
                                            in equity securities of real estate
                                            investment trusts ("REITS") and real
                                            estate companies.

FIDELITY MANAGEMENT & RESEARCH COMPANY
       Strategic Opportunities Trust        Seeks growth of capital by investing
                                            primarily in common stocks.
                                            Investments may include securities
                                            of domestic and foreign issuers, and
                                            growth or value stocks or a
                                            combination of both.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
       U.S. Core Trust                      Seeks long-term growth of capital
       (formerly, Growth & Income           and income, consistent with prudent
       Trust)                               investment risk, by investing in
                                            primarily in a diversified portfolio
                                            of common stock of U.S. issuers
                                            which the subadviser believes are of
                                            high quality.

       International Core Trust             Seeks long-term growth of capital by
       (formerly, International Stock       investing in stocks and other
       Trust)                               securities with equity
                                            characteristics of companies located
                                            in the developed countries that make
                                            up the MSCI EAFE Index.

INDEPENDENCE INVESTMENT LLC
       Small Cap Trust                      Seeks maximum capital appreciation
                                            consistent with reasonable risk to
                                            principal by investing, under normal
                                            market conditions, at least 80% of
                                            its net assets in equity securities
                                            of companies whose market
                                            capitalization is under $2 billion.

JENNISON ASSOCIATES LLC
       Capital Appreciation Trust           Seeks long-term capital growth by
                                            investing at least 65% of its total
                                            assets in equity-related securities
                                            of companies that exceed $1 billion
                                            in market capitalization and that
                                            the subadviser believes have
                                            above-average growth prospects.
                                            These companies are generally
                                            medium-to-large capitalization
                                            companies.

LEGG MASON CAPITAL MANAGEMENT, INC.
       Core Equity Trust                    Seeks long-term capital growth by
                                            investing, under normal market
                                            conditions, primarily in equity
                                            securities that, in the subadviser's
                                            opinion, offer the potential for
                                            capital growth. The subadviser seeks
                                            to purchase securities at large
                                            discounts to the subadviser's
                                            assessment of their intrinsic value.

LORD ABBETT & CO. LLC
       All Cap Value Trust                  Seeks capital appreciation by
                                            investing in equity securities of
                                            U.S. and multinational companies in
                                            all capitalization ranges that the
                                            subadviser believes are undervalued.

       Mid Cap Value Trust                  Seeks capital appreciation by
                                            investing, under normal market
                                            conditions, at least 80% of the
                                            Fund's net assets (plus any
                                            borrowings for investment purposes)
                                            in mid-sized companies, with market
                                            capitalization of roughly $500
                                            million to $10 billion.

MARSICO CAPITAL MANAGEMENT, LLC
       International Opportunities Trust    Seeks long-term growth of capital by
                                            investing, under normal market
                                            conditions, at least 65% of its
                                            assets in common stocks of foreign
                                            companies that are selected for
                                            their long-term growth potential.
                                            The Fund may invest in companies of
                                            any size throughout the world. The
                                            Fund normally invests in issuers
                                            from at least three different
                                            countries not including the U.S. The
                                            Fund may invest in common stocks of
                                            companies operating in emerging
                                            markets.

MASSACHUSETTS FINANCIAL SERVICES COMPANY
       Strategic Value Trust                Seeks capital appreciation by
                                            investing, under normal market
                                            conditions, at least 65% of its net
                                            assets in common stocks and related
                                            securities of companies which the
                                            subadviser believes are undervalued
                                            in the market relative to their long
                                            term potential.

       Utilities Trust                      Seeks capital growth and current
                                            income (income above that available
                                            from a portfolio invested entirely
                                            in equity securities) by investing,
                                            under normal market conditions, at
                                            least 80% of the Fund's net assets
                                            (plus any borrowings for investment
                                            purposes) in equity and debt
                                            securities of domestic and foreign
                                            companies in the utilities industry.

MERCURY ADVISORS
       Large Cap Value Trust                Seeks long-term growth of capital by
                                            investing, under normal market
                                            conditions, primarily in a
                                            diversified portfolio of equity
                                            securities of large cap companies
                                            located in the U.S.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
       500 Index Trust                      Seeks to approximate the aggregate
                                            total return of a broad U.S.
                                            domestic equity market index by
                                            attempting to track the performance
                                            of the S&P 500* Composite Stock
                                            Price Index.

       Index Allocation Trust               Seeks long-term growth of capital
                                            with current income also a
                                            consideration by investing in a
                                            number of other index Funds of John
                                            Hancock Trust.

       Lifestyle Aggressive ***             Seeks to provide long-term growth of
                                            capital (current income is not a
                                            consideration) by investing 100% of
                                            the Lifestyle Trust's assets in
                                            other Funds of the Trust
                                            ("Underlying Portfolios") which
                                            invest primarily in equity
                                            securities.

       Lifestyle Balanced ***               Seeks to provide a balance between a
                                            high level of current income and
                                            growth of capital with a greater
                                            emphasis given to capital growth by
                                            investing approximately 40% of the
                                            Lifestyle Trust's assets in
                                            Underlying Portfolios which invest
                                            primarily in fixed income securities
                                            and approximately 60% of its assets
                                            in Underlying Portfolios which
                                            invest primarily in equity
                                            securities.

       Lifestyle Conservative ***           Seeks to provide a high level of
                                            current income with some
                                            consideration also given to growth
                                            of capital by investing
                                            approximately 80% of the Lifestyle
                                            Trust's assets in Underlying
                                            Portfolios which invest primarily in
                                            fixed income securities and
                                            approximately 20% of its assets in
                                            Underlying Portfolios which invest
                                            primarily in equity securities.

       Lifestyle Growth ***                 Seeks to provide long-term growth of
                                            capital with consideration also
                                            given to current income by investing
                                            approximately 20% of the Lifestyle
                                            Trust's assets in Underlying
                                            Portfolios which invest primarily in
                                            fixed income securities and
                                            approximately 80% of its assets in
                                            Underlying Portfolios which invest
                                            primarily in equity securities.

       Lifestyle Moderate ***               Seeks to provide a balance between a
                                            high level of current income and
                                            growth of capital with a greater
                                            emphasis given to current income by
                                            investing approximately 60% of the
                                            Lifestyle Trust's assets in
                                            Underlying Portfolios which invest
                                            primarily in fixed income securities
                                            and approximately 40% of its assets
                                            in Underlying Portfolios which
                                            invest primarily in equity
                                            securities.

       Mid Cap Index Trust                  Seeks to approximate the aggregate
                                            total return of a mid cap U.S.
                                            domestic equity market index by
                                            attempting to track the performance
                                            of the S&P* Mid Cap 400 Index.

       Money Market Trust                   Seeks maximum current income
                                            consistent with preservation of
                                            principal and liquidity by investing
                                            in high quality money market
                                            instruments with maturities of 397
                                            days or less issued primarily by U.
                                            S. entities.

       Pacific Rim Trust                    Seeks long-term growth of capital by
                                            investing in a diversified portfolio
                                            that is comprised primarily of
                                            common stocks and equity-related
                                            securities of corporations domiciled
                                            in countries in the Pacific Rim
                                            region

       Quantitative All Cap Trust           Seeks long-term growth of capital by
                                            investing, under normal
                                            circumstances, primarily in equity
                                            securities of U.S. companies. The
                                            Fund will generally focus on equity
                                            securities of U.S. companies across
                                            the three market capitalization
                                            ranges of large, mid and small.

       Quantitative Mid Cap Trust           Seeks long-term growth of capital by
                                            investing, under normal market
                                            conditions, at least 80% of its
                                            total assets (plus any borrowings
                                            for investment purposes) in U.S.
                                            mid-cap stocks, convertible
                                            preferred stocks, convertible bonds
                                            and warrants.

       Quantitative Value Trust             Seeks long-term capital appreciation
                                            by investing primarily in large-cap
                                            U.S. securities with the potential
                                            for long-term growth of capital.

       Small Cap Index Trust                Seeks to approximate the aggregate
                                            total return of a small cap U.S.
                                            domestic equity market index by
                                            attempting to track the performance
                                            of the Russell 2000* Index.

       Total Stock Market Index             Seeks to approximate the aggregate
                                            total return of a broad U.S.
                                            domestic equity market index Trust
                                            by attempting to track the
                                            performance of the Wilshire 5000
                                            Equity Index.

MUNDER CAPITAL MANAGEMENT
       Small Cap Opportunities              Seeks long-term capital appreciation
       Trust                                by investing, under normal
                                            circumstances, at least 80% of its
                                            assets in equity securities of
                                            companies with market
                                            capitalizations within the range of
                                            the companies in the Russell 2000*
                                            Index.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
       Global Bond Trust                    Seeks to realize maximum total
                                            return, consistent with preservation
                                            of capital and prudent investment
                                            management by investing the Fund's
                                            assets primarily in fixed income
                                            securities denominated in major
                                            foreign currencies, baskets of
                                            foreign currencies (such as the
                                            ECU), and the U.S. dollar.

       Real Return Bond Trust               Seeks maximum return, consistent
                                            with preservation of capital and
                                            prudent investment management by
                                            investing, under normal market
                                            conditions, at least 80% of its net
                                            assets in inflation-indexed bonds of
                                            varying maturities issued by the
                                            U.S. and non-U.S. governments and by
                                            corporations.

       Total Return Trust                   Seeks to realize maximum total
                                            return, consistent with preservation
                                            of capital and prudent investment
                                            management by investing, under
                                            normal market conditions, at least
                                            65% of the Fund's assets in a
                                            diversified portfolio of fixed
                                            income securities of varying
                                            maturities. The average portfolio
                                            duration will normally vary within a
                                            three- to six-year time frame based
                                            on the subadviser's forecast for
                                            interest rates.

PZENA INVESTMENT MANAGEMENT, LLC
       Classic Value Trust                  Seeks long-term growth of capital by
                                            investing, under normal market
                                            conditions, at least 80% of its net
                                            assets in domestic equity
                                            securities.

RCM CAPITAL MANAGEMENT LLC
       Emerging Small Company Trust         Seeks long-term growth of capital by
                                            investing, under normal market
                                            conditions, at least 80% of its net
                                            assets (plus any borrowings for
                                            investment purposes) in common stock
                                            equity securities of companies with
                                            market capitalizations that
                                            approximately match the range of
                                            capitalization of the Russell 2000
                                            Growth* Index ("small cap stocks")
                                            at the time of purchase.

SOVEREIGN ASSET MANAGEMENT LLC
       Active Bond Trust **                 Seeks income and capital
                                            appreciation by investing at least
                                            80% of its assets in a diversified
                                            mix of debt securities and
                                            instruments.

       Emerging Growth Trust                Seeks superior long-term rates of
                                            return through capital appreciation
                                            by investing, under normal
                                            circumstances, primarily in high
                                            quality securities and convertible
                                            instruments of small-cap U.S.
                                            companies.

       Strategic Income Trust               Seeks a high level of current income
                                            by investing, under normal market
                                            conditions, primarily in foreign
                                            government and corporate debt
                                            securities from developed and
                                            emerging markets; U.S. Government
                                            and agency securities; and U.S. high
                                            yield bonds.

SSGA FUNDS MANAGEMENT, INC.
       International Equity Index           Seeks to track the performance of
       Trust A                              broad-based equity indices of
                                            foreign companies in developed and
                                            emerging markets by attempting to
                                            track the performance of the MSCI
                                            All Country World ex-US Index*.
                                            (Series I shares are available for
                                            sale to contracts purchased prior to
                                            May 13, 2002; Series II shares are
                                            available for sale to contracts
                                            purchased on or after May 13, 2002).

SUSTAINABLE GROWTH ADVISERS, L.P.
       U.S. Global Leaders Growth           Seeks long-term growth of capital by
       Trust                                investing, under normal market
                                            conditions, primarily in common
                                            stocks of "U.S. Global Leaders."

T. ROWE PRICE ASSOCIATES, INC.
       Blue Chip Growth Trust               Seeks to achieve long-term growth of
                                            capital (current income is a
                                            secondary objective) by investing,
                                            under normal market conditions, at
                                            least 80% of the Fund's total assets
                                            in the common stocks of large and
                                            medium-sized blue chip growth
                                            companies. Many of the stocks in the
                                            Fund are expected to pay dividends.

       Equity-Income Trust                  Seeks to provide substantial
                                            dividend income and also long-term
                                            capital appreciation by investing
                                            primarily in dividend-paying common
                                            stocks, particularly of established
                                            companies with favorable prospects
                                            for both increasing dividends and
                                            capital appreciation.

       Health Sciences Trust                Seeks long-term capital appreciation
                                            by investing, under normal market
                                            conditions, at least 80% of its net
                                            assets (plus any borrowings for
                                            investment purposes) in common
                                            stocks of companies engaged in the
                                            research, development, production,
                                            or distribution of products or
                                            services related to health care,
                                            medicine, or the life sciences
                                            (collectively termed "health
                                            sciences").

       Science & Technology Trust           Seeks long-term growth of capital by
                                            investing, under normal market
                                            condition, at least 80% of its net
                                            assets (plus any borrowings for
                                            investment purposes) in common
                                            stocks of companies expected to
                                            benefit from the development,
                                            advancement, and use of science and
                                            technology. Current income is
                                            incidental to the Fund's objective.

       Small Company Value Trust            Seeks long-term growth of capital by
                                            investing, under normal market
                                            conditions, primarily in small
                                            companies whose common stocks are
                                            believed to be undervalued. Under
                                            normal market conditions, the Fund
                                            will invest at least 80% of its net
                                            assets (plus any borrowings for
                                            investment purposes) in companies
                                            with a market capitalization that do
                                            not exceed the maximum market
                                            capitalization of any security in
                                            the Russell 2000* Index at the time
                                            of purchase.

TEMPLETON GLOBAL ADVISORS LIMITED
       Global Trust                         Seeks long-term capital appreciation
                                            by investing, under normal market
                                            conditions, at least 80% of its net
                                            assets (plus any borrowings for
                                            investment purposes) in equity
                                            securities of companies located
                                            anywhere in the world, including
                                            emerging markets.

TEMPLETON INVESTMENT COUNSEL,  LLC
       International Small                  Seeks capital appreciation by
       Cap Trust                            investing primarily in the common
                                            stock of companies located outside
                                            the U.S. which have total stock
                                            market capitalization or annual
                                            revenues of $1.5 billion or less
                                            ("small company securities").

       International Value Trust            Seeks long-term growth of capital by
                                            investing, under normal market
                                            conditions, primarily in equity
                                            securities of companies located
                                            outside the U.S., including emerging
                                            markets.

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
       Global Allocation Trust              Seeks total return, consisting of
                                            long-term capital appreciation and
                                            current income, by investing in
                                            equity and fixed income securities
                                            of issuers located within and
                                            outside the U.S.

       Large Cap Trust                      Seeks to maximize total return,
                                            consisting of capital appreciation
                                            and current income by investing,
                                            under normal circumstances, at least
                                            80% of its net assets (plus
                                            borrowings for investment purposes,
                                            if any) in equity securities of U.S.
                                            large capitalization companies.

VAN KAMPEN
       Value Trust                          Seeks to realize an above-average
                                            total return over a market cycle of
                                            three to five years, consistent with
                                            reasonable risk, by investing
                                            primarily in equity securities of
                                            companies with capitalizations
                                            similar to the market capitalization
                                            of companies in the Russell Midcap
                                            Value* Index.

WELLINGTON MANAGEMENT COMPANY, LLP
       Investment Quality Bond Trust        Seeks a high level of current income
                                            consistent with the maintenance of
                                            principal and liquidity, by
                                            investing in a diversified portfolio
                                            of investment grade bonds and tends
                                            to focus its investment on corporate
                                            bonds and U.S. Government bonds with
                                            intermediate to longer term
                                            maturities. The Fund may also invest
                                            up to 20% of its assets in
                                            non-investment grade fixed income
                                            securities.

       Mid Cap Stock Trust                  Seeks long-term growth of capital by
                                            investing primarily in equity
                                            securities of mid-size companies
                                            with significant capital
                                            appreciation potential.

       Natural Resources Trust              Seeks long-term total return by
                                            investing, under normal market
                                            conditions, primarily in equity and
                                            equity-related securities of natural
                                            resource-related companies
                                            worldwide.

       Small Cap Growth Trust               Seeks long-term capital appreciation
                                            by investing, under normal market
                                            conditions, primarily in small-cap
                                            companies that are believed to offer
                                            above average potential for growth
                                            in revenues and earnings.

       Small Cap Value Trust                Seeks long-term capital appreciation
                                            by investing, under normal market
                                            conditions, at least 80% of its
                                            assets in small-cap companies that
                                            are believed to be undervalued by
                                            various measures and offer good
                                            prospects for capital appreciation.

WELLS FARGO FUND MANAGEMENT, LLC
       Core Bond Trust                      Seeks total return consisting of
                                            income and capital appreciation by
                                            investing, under normal market
                                            conditions, in a broad range of
                                            investment-grade debt securities.
                                            The subadviser invests in debt
                                            securities that the subadviser
                                            believes offer attractive yields and
                                            are undervalued relative to issues
                                            of similar credit quality and
                                            interest rate sensitivity. From time
                                            to time, the Fund may also invest in
                                            unrated bonds that the subadviser
                                            believes are comparable to
                                            investment-grade debt securities.
                                            Under normal circumstances, the
                                            subadviser expects to maintain an
                                            overall effective duration range
                                            between 4 and 5 1/2 years.

       U.S. High Yield Bond Trust           Seeks total return with a high level
                                            of current income by investing,
                                            under normal market conditions,
                                            primarily in below investment-grade
                                            debt securities (sometimes referred
                                            to as "junk bonds" or high yield
                                            securities). The Fund also invests
                                            in corporate debt securities and may
                                            buy preferred and other convertible
                                            securities and bank loans.

WESTERN ASSET MANAGEMENT COMPANY
       High Yield Trust                     Seeks to realize an above-average
                                            total return over a market cycle of
                                            three to five years, consistent with
                                            reasonable risk, by investing
                                            primarily in high yield debt
                                            securities, including corporate
                                            bonds and other fixed-income
                                            securities.

       Special Value Trust                  Seeks long-term capital growth by
                                            investing, under normal
                                            circumstances, at least 80% of its
                                            net assets in common stocks and
                                            other equity securities of companies
                                            whose market capitalization at the
                                            time of investment is no greater
                                            than the market capitalization of
                                            companies in the Russell 2000 Value*
                                            Index.

       Strategic Bond Trust                 Seeks a high level of total return
                                            consistent with preservation of
                                            capital by giving its subadviser
                                            broad discretion to deploy the
                                            Fund's assets among certain segments
                                            of the fixed income market as the
                                            subadviser believes will best
                                            contribute to achievement of the
                                            Fund's investment objective.

       U.S. Government Securities           Seeks a high level of current income
       Trust                                consistent with preservation of
                                            capital and maintenance of
                                            liquidity, by investing in debt
                                            obligations and mortgage-backed
                                            securities issued or guaranteed by
                                            the U.S. Government, its agencies or
                                            instrumentalities and derivative
                                            securities such as collateralized
                                            mortgage obligations backed by such
                                            securities.

                      FAM VARIABLE SERIES FUNDS, INC. ****

MERCURY ADVISORS
       Mercury Basic Value                  The investment objective of the Fund
       V. I. Fund                           is to seek capital appreciation and,
                                            secondarily, income.

       Mercury Value                        The investment objective of the Fund
       Opportunities                        is to seek long-term growth of
       V. I. Fund                           capital.

MERRILL LYNCH ASSET MANAGEMENT U.K. LIMITED.
       Mercury Global                       The investment objective of the Fund
       Allocation                           is to seek high total investment
       V. I. Fund                           return.

                         PIMCO VARIABLE INSURANCE TRUST
PACIFIC INVESTMENT MANAGEMENT COMPANY
       PIMCO VIT All Asset                  The Fund invests primarily in a
       Portfolio                            diversified mix of: (a) common
                                            stocks of large and mid sized U.S.
                                            companies, and (b) bonds with an
                                            overall intermediate term average
                                            maturity.



*"Standard & Poor's(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "Standard & Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 2000(R) Growth," "Russell 3000(R)" and "Russell Midcap(R)" are trademarks of Frank Russell Company. "Dow Jones Wilshire 5000(R)" is a trademark of Wilshire Associates. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.
** The Active Bond Trust is subadvised by Declaration Management & Research LLC and Sovereign Asset Management LLC.
*** Deutsche Asset Management Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited for the Lifestyle Funds.
**** Not available to John Hancock USA Contracts issued on or after January 28, 2002 or with any John Hancock New York Contract.


VOTING INTEREST

================================================================================
You instruct us how to vote Fund shares.
================================================================================


We will vote Fund shares held in a Separate Account at any Fund shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Fund shares that we hold (including our own shares and those we hold in the Separate Account for Contract Owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.



During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Fund for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund.



During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Fund for which voting instructions may be given by dividing the reserve for the Contract allocated to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund. Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity benefit payments. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting.



We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                           Description of the Contract

ELIGIBLE PLANS


Contracts may have been issued to fund Qualified Plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "Qualified Retirement Plans"). The Contracts is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.


ELIGIBLE GROUPS


John Hancock USA has issued Group Contracts to Venture Trust, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with John Hancock Distributors LLC, the principal underwriter of the Contracts.


ACCUMULATION PERIOD PROVISIONS


We impose limits on the minimum amount of subsequent Purchase Payments.



Purchase Payments



You make Purchase Payments to us at our Annuities Service Center. Except as noted below, the minimum initial Purchase Payment you paid for the Contract was $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. However, if you elected the optional Payment Enhancement (only available in New York), the minimum initial Purchase Payment was $10,000.



Subsequent Purchase Payments must be at least $30, unless you purchased a VEN 1 Contract. In that case, subsequent Purchase Payments must be $25 for a VEN 1 Qualified Contract and $300 for a VEN 1 Non-Qualified Contract. Purchase Payments may be made at any time and must be in U.S. dollars.



We may provide for Purchase Payments to be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment.



John Hancock USA may have reduced or eliminated the minimum initial Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:



o You purchased your Contract through a 1035 exchange or a qualified plan transfer of an existing Contract(s) issued by another carrier(s) AND at the time of application, the value of your existing Contract(s) met or exceeded the applicable minimum initial Purchase Payment requirement AND prior to our receipt of such 1035 monies, the value dropped below the applicable minimum initial Purchase Payment requirement due to market conditions;



o You purchased more than one new Contract and such Contracts cannot be combined AND the average initial Purchase Payment for these new Contracts was equal to or greater than $50,000;



o You and your spouse each purchased at least one new Contract AND the average initial Purchase Payment for the new Contract(s) was equal to or greater than $50,000;



o        You purchased a Contract that will be used within our Individual 401(k)
         Program;



o You purchased a new qualified plan Contract under an already existing qualified retirement plan AND the plan is currently invested in one or more qualified retirement plan Contracts established prior to June 1, 2004;



o You purchased multiple Contracts issued in conjunction with a written Retirement Savings Plan (either qualified or non-qualified), for the benefit of plan participants AND the Annuitant under each Contract is a plan participant AND the average initial Purchase Payment for these new Contracts was equal to or greater than $50,000.



If permitted by state law, John Hancock USA may cancel a Contract at the end of any two consecutive Contract Years in which no Purchase Payments have been made, if both:



o the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and



o the Contract Value at the end of such two year period is less than $2,000.



Contracts issued by John Hancock New York may be cancelled at the end of any three consecutive Contract Years in which no Purchase Payments have been made as described above.



As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Purchase Payment to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "Federal Tax Matters").



You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of subsequent Purchase Payments at any time by notifying us in writing (or by telephone or internet if you comply with our telephone and electronic transactions procedures described below).



The Optional Payment Enhancement Rider was only available in New York.



Payment Enhancement



The optional Payment Enhancement was not available for John Hancock New York Contracts issued prior to January 1, 2001 or for any John Hancock USA Contract. The Payment Enhancement Rider was only available with Contracts issued in New York by John Hancock New York. You may only have elected the Payment Enhancement Rider at issue and once elected is irrevocable. The minimum initial Purchase Payment required to elect the Payment Enhancement was $10,000. We imposed an additional fee for the Payment Enhancement Rider and Contracts with this feature will be subject to a higher withdrawal charge for a longer period of time.



If you elected the Payment Enhancement Rider, we will add a Payment Enhancement to your Contract when you make a Purchase Payment. The Payment Enhancement is equal to 4% of the Purchase Payment and is allocated among Investment Options in the same proportion as your Purchase Payment. For John Hancock New York Contracts issued on or after July 12, 2004 and prior to November 1, 2004, the Payment Enhancement was 5%. The Payment Enhancement is funded from John Hancock New York's General Account.



PURCHASE PAYMENTS WHICH ARE NOT ELIGIBLE FOR A PAYMENT ENHANCEMENT. If the Owner's spouse is the Beneficiary, the spouse continues the Contract as the new Owner and a death benefit is paid upon the death of the spouse. For purposes of calculating this death benefit, the death benefit paid upon the first Owner's death will be treated as a Purchase Payment to the Contract. Such Purchase Payment will not be eligible for a Payment Enhancement.



RIGHT TO REVIEW CONTRACT. If you exercise your right to return your Contract during the "ten day right to review period," John Hancock New York will reduce the amount returned to you by the amount of any Payment Enhancement applied to your initial Purchase Payment. Therefore, you bear the risk that if the market value of the Payment Enhancement has declined, we will still recover the full amount of the Payment Enhancement. However, earnings attributable to the Payment Enhancement will not be deducted from the amount paid to you. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of The Code, during the first 7 days of the 10 day period, John Hancock New York will return the Purchase Payments if this is greater then the amount otherwise payable.



TAX CONSIDERATIONS. Payment Enhancements are not considered to be "investment in the Contract" for income tax purposes (see "Federal Tax Matters").



MATTERS TO CONSIDER ABOUT THE PAYMENT ENHANCEMENT. There may be circumstances where you may be worse off for having purchased a Contract with a Payment Enhancement as opposed to a Contract without a Payment Enhancement. For example, the higher charges for a Contract with a Payment Enhancement may over time exceed the amount of the Payment Enhancement and any earnings thereon. Before making additional Purchase Payments, you and your financial adviser should consider:



     The length of time that you plan to own your Contract;



     The frequency, amount and timing of any partial surrenders;



     The amount and frequency of your Purchase Payments.



Choosing the Payment Enhancement is generally advantageous except in the following situation: if you intend to make a single Purchase Payment to your Contract or a high initial Purchase Payment relative to renewal Purchase Payments and you intend to hold your Contract for more than 11 years.



We expect to make a profit from the Contracts. The charges used to recoup the expense of paying the Payment Enhancement include the withdrawal charge and the asset based charges (see "Charges and Deductions").



If you are considering making additional payments to a Contract in connection with certain Qualified Plans, then special considerations regarding the Payment Enhancement may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether additional Purchase Payments to your Contract are suitable in connection with such a Qualified Plan, you should consider the effect of the Payment Enhancement on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Internal Revenue Code, as amended. Employers intending to use the Contract in connection with such plans should seek competent advice (see Appendix B: "Qualified Plan Types").

ADDITIONAL CHARGES FOR THE PAYMENT ENHANCEMENT. If you elected the Payment Enhancement Rider, the Separate Account annual expenses are increased by 0.35%. The guaranteed interest rate on Fixed Investment Options is reduced by 0.35%. In addition, each Purchase Payment will be subject to a higher withdrawal charge for a longer period of time. The maximum withdrawal charge if the Payment Enhancement is elected is 8% (as opposed to 6% with no Payment Enhancement) and the withdrawal charge period is 8 years if the Payment Enhancement is elected (as opposed to 7 years with no Payment Enhancement).


Accumulation Units


During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of "accumulation units" to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.



We will usually credit initial Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us. We will credit subsequent Purchase Payments on the Business Day they are received at our Annuities Service Center.



We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay proceeds, or apply amounts to an Annuity Option.



We measure the value of an Investment Account in accumulation units, which vary in value with the performance of the underlying Fund.


Value of Accumulation Units


The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Sub-Account at $10 or $12.50 on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying
(i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Fund determines the net asset value of its shares.



We will use a Fund share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:



         your Purchase Payment transaction is complete before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) for that Business Day, or we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of the New York Stock Exchange for that Business Day.


Net Investment Factor


The net investment factor is an index used to measure the investment performance of a Sub-Account from one Business Day to the next (the "Valuation Period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each Sub-Account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:


Where (a) is:


o the net asset value per share of a Fund share held in the Sub-Account determined at the end of the current valuation period; plus



o the per share amount of any dividend or capital gain distributions made by the Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a Fund share held in the Sub-Account determined as of the end of the immediately preceding valuation period.



Where (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for Separate Account Annual Expenses.



We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.


Transfers Among Investment Options


During the Accumulation Period, you may transfer amounts among the Variable Investment Options and from those Investment Options to the Fixed Investment Options, subject to the restrictions set forth below.



You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see "Telephone and Electronic Transactions"). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we will transfer the entire amount instead of the requested amount.



Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.



Investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their Investment Options on a daily basis and allow transfers among Investment Options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a variable investment option since such activity may expose a variable investment option's underlying fund to increased fund transaction costs and/or disrupt the fund manager's ability to effectively manage a fund in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.



To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a Fund are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if a Contract Owner reaches the two transfer per month limit if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from that Money Market Investment Option to another variable investment option . We apply each Separate Account's policy and procedures uniformly to all Contract Owners.


We reserve the right to take other actions to restrict trading, including, but not limited to:


o        restricting the number of transfers made during a defined period;



o        restricting the dollar amount of transfers;



o restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and



o        restricting transfers into and out of certain Sub-Account(s).


In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).


While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

ADDITIONAL TRANSFER REQUIREMENTS FOR VEN 1 AND VEN 3 CONTRACTS. We impose additional requirements under VEN 1 and VEN 3 Contracts. Under these Contracts, Owners may transfer all or part of their Contract Value to a Fixed Annuity contract issued by us at any time. In such case, we will waive any withdrawal charge that would otherwise be applicable under the terms of the Contract. Similarly, we will permit holders of such fixed Contracts to transfer certain Contract Values to the Separate Account. In such case, the Contract Values transferred will be attributable to certain Purchase Payments made under the fixed Contract. For purposes of calculating the withdrawal charge under the Contract, the Contract Date will be deemed to be the date of the earliest Purchase Payment transferred from the fixed Contract and the date of other Purchase Payments transferred will be deemed to be the dates actually made under the fixed Contract. A transfer of all or a part of the Contract Value from one Contract to another may be treated as a distribution of all or a part of the Contract Value for Federal tax purposes.



Under the VEN 1 Contract, a Contract Owner may transfer prior to the Maturity Date amounts among Investment Accounts of the Contract without charge, but such transfers cannot be made on more than two occasions in any Contract Year. After annuity benefit payments have been made for at least 12 months under a VEN 1 Contract, all or a portion of the assets held in a Sub-Account with respect to the Contract may be transferred by the Annuitant to one or more other Sub-Accounts. Such transfers can be made only once each 12 months upon notice to us at least 30 days before the due date of the first annuity payment to which the change will apply.


Maximum Number of Investment Options


There is no limit on the number of Investment Options to which you may allocate Purchase Payments.



We permit you to make certain types of transactions by telephone or electronically through the internet.



Telephone and Electronic Transactions



We will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the telephone number or internet address shown on the first page of this Prospectus.


To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:


o        any loss or theft of your password; or



o        any unauthorized use of your password.


We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time on any Business Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel are abusing the privilege to the detriment of others.

We make available Dollar Cost Averaging and Asset Rebalancing programs .



Special Transfer Services-Dollar Cost Averaging



We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any Variable Investment Option, or from a Fixed Investment Option we permit for this purpose to other Variable Investment Options until the amount in the Investment Option from which the transfer is made is exhausted. You may establish a DCA Fixed Investment Option under the DCA program to make automatic transfers. You may allocate only Purchase Payments (and not existing Contract Values) to the DCA Fixed Investment Option. If you elect the DCA Fixed Investment Option, we will credit the amounts allocated to this option with interest at the guaranteed interest rate in effect on the date of such allocation.



From time to time, we may offer special DCA programs where the rate of interest credited to a Fixed Investment Option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, we will recover any amounts we credit to your account in excess of amounts earned by us on the assets in the General Account from existing charges described in your Contract. Your Contract charges will not increase as a result of electing to participate in any special DCA program.



The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Sub-Account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract Owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the DCA program.



Special Transfer Services - Asset Rebalancing Program



We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular Funds. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Funds. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing Program). You must include your entire value in the Variable Investment Options in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing Program.



For rebalancing programs begun on or after October 1, 1996, we will permit asset rebalancing on the following time schedules:


o quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);

o semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

o annually on December 26th (or the next Business Day if December 26th is not a Business Day).


Rebalancing will continue to take place on the last Business Day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.


Secure Principal Program


Contracts issued prior to December 30, 2002 by John Hancock USA and Contracts issued prior to March 24, 2003 by John Hancock New York had the option to participate in our Secure Principal Program. Under the Secure Principal Program the initial Purchase Payment was split between a 7 year Fixed Investment Option and Variable Investment Options. We guarantee that percentage of the initial Purchase Payment you allocated to your 7 year Fixed Investment Option will grow to an amount at least equal to your total initial Purchase Payment at the end of the guaranteed period. The balance of the initial Purchase Payment is allocated among the Investment Options as indicated on the Contract specifications page. You may obtain full information concerning the program and its restrictions from your securities dealer or the applicable Annuities Service Center.

You may withdraw all or a portion of your Contract Value, but may incur withdrawal charges and tax liability as a result.



Withdrawals



During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to the Annuities Service Center. You may make withdrawals by telephone, as described above under "Telephone and Electronic Transactions". For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "Code"). In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable administration fee and withdrawal charge. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the amount withdrawn from that Investment Account plus any applicable withdrawal charge deducted from that Investment Account.



When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options, the withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options, beginning with the shortest guarantee period first and ending with the longest guarantee period last. If the partial withdrawal is less than the total value in the Variable Investment Options, the withdrawal will be taken proportionately from all of your Variable Investment Options. For rules governing the order and manner of withdrawals from the Fixed Investment Options, see "Fixed Investment Options".



There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the Investment Option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we will treat the partial withdrawal as a total withdrawal of the Contract Value.



We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuities Service Center, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:



o the New York Stock Exchange is closed (other than customary weekend and holiday closings);



o        trading on the New York Stock Exchange is restricted;



o an emergency exists as determined by the SEC, in of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or


o        the SEC, by order, so permits for the protection of security holders;
         provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.


Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix B: "Qualified Plan Types").



You may make Systematic "Income Plan" withdrawals.


Special Withdrawal Services -- The Income Plan


We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year is limited to not more than 10% of the Purchase Payments made (to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to Contracts participating in the dollar cost averaging program or for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or the applicable Annuities Service Center. We do not charge a fee to participate in the IP program.



Optional Guaranteed Minimum Withdrawal Benefits



o Please see Appendix D "Optional Guaranteed Minimum Withdrawal Benefits" for a general description of the Principal Plus and Principal Plus for Life optional benefit Riders that may provide guaranteed withdrawal benefits under the Contract you purchased. Under the Principal Plus for Life and Principal Plus Riders, we guarantee that you may withdraw a percentage of your investment each year until you recover your initial Payment(s), even if your Contract Value reduces to zero. We will increase the amounts we guarantee by a Bonus if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, you may also be able to increase or "Step-Up" the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we will reduce the amounts we guarantee for future withdrawals.

If you die during the Accumulation Period, we distribute death benefits that might exceed your Contract Value.



Death Benefits During the Accumulation Period


The Contracts described in this Prospectus generally provide for distribution of death benefits before a Contract's Maturity Date.


We use the term OWNER-DRIVEN when we describe death benefits under some versions of the Contracts (VEN 24, VEN 23, VEN 22, VEN 21), where we determine a death benefit upon the death of the Owner during the Accumulation Period. Under these versions, we do not pay a death benefit upon the death of an Annuitant before the Maturity Date, unless:



o        You, the Owner, are the Annuitant, or


o We issued your Contract to an Owner that is not an individual (for example the Owner is a trust) and we deem the Annuitant to be the Owner for purposes of determining the death benefit.


We use the term ANNUITANT-DRIVEN when we describe death benefits under other versions of the Contracts (VEN 9, VEN 8, VEN 7, VEN 3, VEN 1), where we determine a death benefit on the Annuitant's death, instead of the Owner's death, if the Annuitant predeceases the Owner during the Accumulation Period. Even under Annuitant-driven Contracts, however, we will make a distribution of Contract Value if you are the Owner, but not the Annuitant, and you predecease the Annuitant during the Accumulation Period. For purposes of determining the amount of any death benefits, we treat the Annuitant as an Owner under Non-Qualified Contracts where the Owner is not an individual (for example, the Owner is a corporation or a trust). We treat a change in the Annuitant or any co- Annuitant under this type of Annuitant-driven Contract as the death of the Owner and distribute Contract Value. In cases where a change in the Annuitant (or co-Annuitant) results in a distribution, we will reduce the amount by charges which would otherwise apply upon withdrawal. If a non-qualified Contract has both an individual and a non-individual Owner, we will determine death benefits as provided in the Contract upon the death of the Annuitant or any individual Owner, whichever occurs earlier.


The death benefit under Owner-driven and Annuitant-Driven Contracts is the greater of:


o        the Contract Value; or


o        the respective minimum death benefit described below.

The minimum death benefits provided under both Owner-driven and Annuitant-Driven Contracts differ, depending on when you purchased a Contract, our maximum limits on death benefits at that time, the jurisdiction in which we issued a Contract, and the age of the oldest Owner (or Annuitant) on the date of issue. In addition, you may have purchased a Contract with an optional benefit Rider that will enhance the amount of death benefit.


You should read your Contract carefully to determine the minimum death benefit under your Contract and any enhanced death benefit payable during the Accumulation Period.



We will decrease the death benefit by the amount of any Debt under a Contract (including any unpaid interest), and adjust the death benefit if you make withdrawals. We will increase the death benefit by any optional enhanced death benefits that you may have purchased.


MINIMUM DEATH BENEFIT -- Owner-driven Contracts. We describe principal features of the applicable minimum death benefit on Owner-driven Contracts in the text below each of the following tables:

CONTRACT VERSION                         AVAILABILITY                           DEATH BENEFIT BASED ON
----------------                         ------------                           ----------------------
Ven 20, 22                               May 1998 -- May 2006                   Oldest Owner

Ven 24 (NY Only)                         May, 1999 -- May 2006 (NY Only)        Oldest Owner



MINIMUM DEATH BENEFIT LIMITS; Adjustment for partial withdrawals. We limit the minimum death benefit to $10,000,000 on these Contracts, except for (a) Contracts issued in HI, MA, MN, NY & VT; (b) Contracts issued prior to July 25, 2003 in Illinois and Pennsylvania; and (c) Contracts issued prior to June 2, 2003 in all other states. We will also reduce the minimum death benefit proportionally in connection with partial withdrawals. For Contracts issued prior to January 1, 2003, however, the amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal.



PRINCIPAL FEATURES - Oldest Owner less than age 81 at issue. During the first Contract Year, the minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with partial withdrawals.



The minimum death benefit during any Contract Year after the first Contract Year equals the greater of (i) or (ii), where:



         (i) equals the total amount of Purchase Payments less any amounts deducted in connection with partial withdrawals; and

         (ii) is the greatest Anniversary Value prior to the oldest Owner's attained age 81. "Anniversary Value" is the Contract Value on a Contract Anniversary, increased by all Purchase Payments made, less any amount deducted in connection with partial withdrawals, since that Contract Anniversary.


PRINCIPAL FEATURES -- Oldest Owner age 81 or more at issue. The minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with partial withdrawals.

CONTRACT VERSION                         AVAILABILITY                           DEATH BENEFIT BASED ON
----------------                         ------------                           ----------------------
Ven 20, 22                               May 1994 -- May 1998                   Oldest Owner



o PRINCIPAL FEATURES. During the first Contract Year, the minimum death benefit is the sum of all Purchase Payments made, less any amounts deducted in connection with partial withdrawals.



o During any subsequent Contract Year, the minimum death benefit is the death benefit on the last day of the previous Contract Year, plus any Purchase Payments made and less any amounts deducted in connection with partial withdrawals since then. If any Owner dies after his or her 85th birthday, however, the minimum death benefit is the sum of all Purchase Payments made, less any amounts deducted in connection with partial withdrawals.



The amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal. Withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an Annuity Option).



LIMITED AVAILABILITY. We issued this version of the VEN 20, and VEN 22 Contracts in Puerto Rico and during the dates shown below:


FROM AUGUST 15 , 1994  TO:    IN THE STATES OF:
May 1, 1998                   Alaska, Alabama, Arizona, Arkansas, California, Colorado, Delaware, Georgia, Hawaii,
                              Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Michigan,
                              Mississippi, Missouri, Nebraska, Nevada, New Jersey, New Mexico, North Carolina,
                              North Dakota, Ohio, Oklahoma, Pennsylvania, Rhode Island, South Carolina, South
                              Dakota, Tennessee, Utah, Vermont, Virginia, West Virginia, Wisconsin, Wyoming

June 1, 1998                  Connecticut

July 1, 1998                  Minnesota, Montana, District of Columbia

October 1, 1998               Texas

February 1, 1999              Massachusetts

March 15, 1999                Florida, Maryland, Oregon

November 1, 1999              Washington


MINIMUM DEATH BENEFIT -- Annuitant-driven Contracts. We describe principal features of the applicable minimum death benefit on Annuitant-driven Contracts in the following sub-sections and in the text below each of the following tables.



DEATH OF ANNUITANT WHO IS NOT THE OWNER. We will pay the applicable minimum death benefit, less any Debt, to the Beneficiary upon the death of the Annuitant if the Owner is not the Annuitant and the Annuitant dies before the Owner and before the Maturity Date. If there is more than one such Annuitant, the minimum death benefit will be paid on the death of the last surviving co-Annuitant, if any, if death occurs before the Owner and before the Maturity Date. The death benefit will be paid either as a lump sum or in accordance with any of the distribution options available under the Contract. VEN 8, VEN 7 and VEN 9: An election to receive the death benefit under an Annuity Option must be made within 60 days after the date on which the death benefit first becomes payable. VEN 8, VEN 7 and VEN 9: Rather than receiving the minimum death benefit, the Beneficiary may elect to continue the Contract as the new Owner. (In general, a Beneficiary who makes such an election will nonetheless be treated for Federal income tax purposes as if he or she had received the minimum death benefit.)



DEATH OF ANNUITANT WHO IS THE OWNER. We will pay the applicable minimum death benefit, less any Debt, to the Beneficiary if the Owner is the Annuitant, dies before the Maturity Date and is not survived by a co-Annuitant. VEN 8, VEN 7 and VEN 9: If the Contract is a non-qualified Contract, and a co-Annuitant survives the Owner, instead of a minimum death benefit, we will distribute an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge to the successor Owner (the person, persons or entity to become the Owner) instead of the beneficiary. VEN 3: If the Contract is a non-qualified Contract, and a co-Annuitant survives the Owner, instead of a minimum death benefit, we will distribute an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge to the successor Owner or to the Contract Owner's estate. VEN 1: The Contract does not provide for co-Annuitants or successor Owners.



DEATH OF OWNER WHO IS NOT THE ANNUITANT. VEN 8, VEN 7 and VEN 9: If the Owner is not the Annuitant and dies before the Maturity Date and before the Annuitant, the successor Owner will become the Owner of the Contract. If the Contract is a non-qualified Contract, we will distribute an amount equal to the amount payable upon total withdrawal, without reduction for any withdrawal charge, to the successor Owner. If a non-qualified Contract has more than one individual Owner, the distribution will be made to the remaining individual Owner(s) instead of a successor Owner. VEN 3: If the Contract is a non-qualified Contract, instead of a minimum death benefit, we will distribute an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge to the successor Owner or to the Contract Owner's estate. VEN 1: If the Contract is a non-qualified Contract, instead of a minimum death benefit, we will distribute an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge to the Contract Owner's estate.


CONTRACT VERSION                         AVAILABILITY                           DEATH BENEFIT BASED ON
----------------                         ------------                           ----------------------
Ven 8                                    September 1992 -- February 1999        Any Annuitant

Ven 7                                    August 1989 -- April 1999              Any Annuitant

Ven 9 (NY Only)                          March 1992 -- May 1999 (NY Only)       Any Annuitant



PRINCIPAL FEATURES OF MINIMUM DEATH BENEFIT. During the first six Contract Years, the minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with partial withdrawals.



During any subsequent six Contract Year period, the minimum death benefit is the death benefit as of the last day of the previous six Contract Year period plus any Purchase Payments made and less any amount deducted in connection with partial withdrawals since then.



If death occurs after the first of the month following the decedent's 85th birthday, the minimum death benefit will be the Contract Value on the date due proof of death and all required claim forms are received at the applicable Annuities Service Center.


CONTRACT VERSION                         AVAILABILITY                           DEATH BENEFIT BASED ON
----------------                         ------------                           ----------------------
Ven 3                                    November 1986 -- October 1993          Any Annuitant

Ven 1                                    June 1985 -- June 1987                 Any Annuitant



PRINCIPAL FEATURES OF MINIMUM DEATH BENEFIT. During the first five Contract Years, the minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with partial withdrawals.



During any subsequent five Contract Year period:



o For VEN 3, the minimum death benefit is the death benefit as of the last day of the previous five Contract Year period plus any Purchase Payments made and less any amount deducted in connection with partial withdrawals since then;


o For VEN 1, the minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with partial withdrawals.


DETERMINATION OF DEATH BENEFIT. We determine the death benefit on the date we receive written notice and "proof of death," as well as all required claims forms from all beneficiaries, at the applicable Annuities Service Center. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at the applicable Annuities Service Center:


o        a certified copy of a death certificate; or

o a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

o        any other proof satisfactory to us.

If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.


DISTRIBUTION OF DEATH BENEFITS. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with Qualified Plans, i.e., "Non-Qualified Contracts." Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a qualified plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on Qualified Plans, including IRAs (see "Federal Tax Matters" and Appendix B -- "Qualified Plan Types").



In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit.

Except as otherwise stated in the Table of minimum death benefits , above, we will pay the death benefit to the Beneficiary if any Owner dies before the Maturity Date. If there is a surviving Owner, that Contract Owner will be deemed to be the Beneficiary. If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.



The death benefit may be taken in the form of a lump sum. If so, we will pay death benefits under our current administrative procedures within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals").



If the death benefit payable upon the death of an Owner is not taken immediately, the Contract will continue, subject to the following and as may be stated otherwise in the Table of minimum death benefits:



o        The Beneficiary will become the Owner.



o Any excess of the death benefit over the Contract Value will be allocated to the Owner's Investment Accounts in proportion to their relative values on the date of receipt at the applicable Annuities Service Center of due proof of the Owner's death.



o        No additional Purchase Payments may be made.



o        Withdrawal charges will be waived for all future distributions.



o If the deceased Owner's spouse is the Beneficiary, the spouse continues the Contract as the new Owner. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), the death benefit paid upon the first Owner's death will be treated as a Purchase Payment to the Contract. In addition, the death benefit on the last day of the previous Contract Year (or the last day of the Contract Year ending just prior to the Owner's 81st birthday, if applicable) shall be set to zero as of the date of the first Owner's death.



o If the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract must be made within five years of the Owner's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below under "Annuity Options", which begins within one year of the Owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. If distribution is not made as an annuity, upon the death of the Beneficiary, the death benefit will equal the Contract Value and must be distributed immediately in a single sum.



o Alternatively, if the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract may be made as a series of withdrawals over the Beneficiary's life expectancy. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.



A substitution or addition of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the Maturity Date, the Contract Value on the date of the change will be treated as a Purchase Payment made on that date. In addition, all Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in Ownership or if Ownership is transferred to the Owner's spouse.


Optional Enhanced Death Benefits


Please see Appendix C: "Optional Enhanced Death Benefits" for a general description of the following optional benefit Riders that may enhance death benefits under the Contract you purchased:



o GUARANTEED EARNINGS MULTIPLIER DEATH BENEFIT. (Not available in New York and Washington.) Under the Guaranteed Earnings Multiplier Rider, John Hancock USA guarantees that upon the death of any Contract Owner prior to the Maturity Date, John Hancock USA will increase the death benefit otherwise payable under the Contract by a percentage of earnings, up to a maximum amount. Under Guaranteed Earnings Multiplier, John Hancock USA increases the death benefit by 40% of the appreciation in the Contract Value upon the death of any Contract Owner if you (and every joint Owner) are less than 70 years old when we issue a Contract, and by 25% of the appreciation in the Contract Value if you (or any joint Owner) is 70 or older at issue. John Hancock USA reduces the "appreciation in the Contract Value" proportionally in connection with partial withdrawals of Contract Value and, in the case of certain Qualified Contracts, by the amount of any Unpaid Loans under a Contract. Guaranteed Earnings Multiplier is available only at Contract issue and cannot be revoked once elected.



o TRIPLE PROTECTION DEATH BENEFIT. (Not available in New York) John Hancock USA offered the Triple Protection Death Benefit Rider between December, 2003 and December, 2004. Triple Protection death benefit provides a guaranteed death benefit amount which can be increased or decreased as provided in the Rider. The Triple Protection death benefit replaces any other death benefit under the Contract. The Triple Protection death benefit Rider was available only at Contract issue. It cannot be revoked if you elected it. Once Triple Protection death benefit is elected, the Owner may only be changed to an individual who is the same age or younger than the oldest current Owner.


PAY-OUT PERIOD PROVISIONS


You have a choice of several different ways of receiving annuity benefit payments from us.



General



Generally, we will begin paying annuity benefits to the Annuitant under the Contract on the Contract's Maturity Date (the first day of the Pay-out Period). The Maturity Date is the date specified on your Contract's specifications page or as specified in your application for the Contract, unless you change that date. If no date is specified, the Maturity Date is the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary (6th Contract Anniversary for VEN 7 and VEN 8 Contracts). For John Hancock New York Contracts, the maximum Maturity Date will be the date the oldest annuitant obtains age 90. You may specify a different Maturity Date at any time by written request at least one month before both the previously specified and the new Maturity Date. The new Maturity Date may not be later than the previously specified Maturity Date unless we consent. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (see "Federal Tax Matters"). Distributions from Qualified Contracts may be required before the Maturity Date.



You may select the frequency of annuity benefit payments. However, if the Contract Value at the Maturity Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Maturity Date.


Annuity Options


Annuity benefit payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default, a Fixed Annuity option in the form of a life annuity with payments guaranteed for ten years as described below. We will determine annuity benefit payments based on the Investment Account Value of each Investment Option at the Maturity Date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts . Once annuity benefit payments commence, we may not change the Annuity Option and the form of settlement.



Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.



We guarantee the following Annuity Options are offered in the Contract.



     OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because there is no guarantee that we will make any minimum number of payments , an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due.



     OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if the Annuitant dies prior to the end of the tenth year.



     OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co- Annuitant. Because there is no guarantee that we will make any minimum number of payments , an Annuitant or co- Annuitant may receive only one payment if the Annuitant and co- Annuitant die prior to the date the second payment is due.



     OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if both the Annuitant and the co- Annuitant die prior to the end of the tenth year.

In addition to the foregoing Annuity Options which we are contractually obligated to offer at all times, we currently offer the following Annuity Options. We may cease offering the following Annuity Options at any time and may offer other Annuity Options in the future.



     OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARs - An annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for the specific number of years, we make annuity benefit payments to the end of the last year of the 5, 15 or 20 year period.



     OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the Annuitant and a designated co- Annuitant and two-thirds payments during the lifetime of the survivor. Because we do not guarantee that we will make any minimum number of payments , an Annuitant or co- Annuitant may receive only one payment if the Annuitant and co- Annuitant die prior to the date the second payment is due.



     OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.



FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity benefit payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for surrender.



If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, we will make no future annuity benefit payments .



PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. We permit partial surrenders after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined on the day we receive your written request for surrender.


If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining period certain.


FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period"), on death, withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.



We determine the amount of each Fixed Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate table in the Contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity benefit payments.


Determination of Amount of the First Variable Annuity Benefit Payment


We determine the first Variable Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the annuity tables contained in the Contract. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Maturity Date. We will reduce Contract Value used to determine annuity benefit payments by any applicable premium taxes.



The rates contained in the annuity tables vary with the Annuitant's sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans. Under such tables, the longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity benefit payment will be.


Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments


We will base Variable Annuity benefit payments after the first one on the investment performance of the Sub-Accounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity benefit payment from each Sub-Account by the Annuity Unit value of that Sub-Account (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Sub-Account is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity benefit payment is due, and the resulting amounts for each Sub-Account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made). We will deduct a pro-rata portion of the administration fee from each annuity benefit payment.

The value of an Annuity Unit for each Sub-Account for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Sub-Account (see "Net Investment Factor") for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.



A 3% assumed interest rate is built into the annuity tables in the Contract used to determine the first Variable Annuity payment. (For VEN 1, VEN 3, VEN 7, VEN 8 and VEN 9 Contracts, the assumed interest is 4%.) The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity benefit payments will not decrease is 4.04%.



Some transfers are permitted during the Pay-out Period, but subject to different limitations than during the Accumulation Period.


Transfers During Pay-out Period


Once Variable Annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one Sub-Account to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity benefit payment to which your transfer will apply. We will make transfers after the Maturity Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity benefit payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the Annuity Units for the new Sub-Account selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity benefit payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


Death Benefit During Pay-out Period


If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.



Optional Guaranteed Minimum Income Benefits



Please see Appendix E: "Optional Guaranteed Minimum Income Benefits" for a general description of the Optional Guaranteed Retirement Income Program Riders that may enhance guaranteed income benefits under the Contract you purchased. These optional benefit Riders guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. We base the guarantee on an amount called the "Income Base," which can be increased or decreased as provided in the Riders. The Guaranteed Retirement Income Program Riders were available only at Contract issue. The Riders cannot be revoked once elected.


OTHER CONTRACT PROVISIONS

You have a right to cancel your Contract within the permitted time.


Right to Review



You may cancel the Contract by returning it to our Annuities Service Center or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (minus any Unpaid Loans) computed at the end of the Business Day on which we receive your returned Contract.



No withdrawal charge is imposed upon return of a Contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all Purchase Payments if this is greater than the amount otherwise payable. If you purchased your Contract in New York with the optional Payment Enhancement Rider, we will reduce the amount returned to you by the amount of any Payment Enhancement applied to your initial Purchase Payment. See "Payment Enhancement" for additional information.



If you purchase your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. For example, in New York, you may return the Contract at any time within 60 days after receiving it. Replacement of an existing annuity contract generally is defined as the purchase of a new contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new a Contract is a replacement of an existing contract.




(Applicable to Residents of California Only) Residents in California age 60 and greater may cancel the Contract by returning it to our Annuities Service Center or agent at any time within 30 days after receiving it. We will allocate your Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payments during this 30 day period to a Fixed Investment Option (if available), or to one or more of the Variable Investment Options. If you cancel the Contract during this 30 day period and your Purchase Payments were allocated to a Fixed Investment Option or the Money-Market Investment Option, we will pay you the original amount of your Purchase Payments. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Fund), we will pay you the Contract Value, (minus any Unpaid Loans), computed at the end of the Business Day on which we receive your returned Contract.



You own the Contract.




Ownership



Prior to the Maturity Date, the Contract Owner is the person designated in the Contract or certificate specifications page or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.



In the case of Non-Qualified Contracts, Ownership of the Contract may be changed or the Contract may be collaterally assigned at any time prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the Ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract for federal tax purposes. A collateral assignment will be treated as a distribution from the Contract and will be tax reported as such. An addition or substitution of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change and treating that value as a Purchase Payment made on that date for purposes of computing the amount of the death benefit.



Any change of Ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuities Service Center. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable Beneficiary.



In the case of Qualified Contracts, Ownership of the Contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.



GROUP CONTRACTS. An eligible member of a group to which a group contract has been issued may have become an Owner under the Contract by submitting a completed application, if required by us, and a minimum Purchase Payment. If so, we issued a Contract summarizing the rights and benefits of that Owner under the group contract, or we issued an individual contract to an applicant acceptable to us. We reserve the right to decline to issue a Contract to any person in our sole discretion. All rights and privileges under the Contract may be exercised by each Owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the group contract was issued may restrict an Owner's ability to exercise such rights and privileges.



In the case of a group annuity contract, we may not modify the group contract or any Contract without consent of the group holder or the Owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risk charges, annuity purchase rates and the market value charge as to any Contract issued after the effective date of the modification. (The VEN 8 Contract does not include "free withdrawal percentage" among Contract terms we are authorized to change on 60 days notice to the group holder.)



All Contract rights and privileges not expressly reserved to the group holder may be exercised by each Owner as to his or her interests as specified in his or her Contract. Prior to the Maturity Date, an Owner is the person designated in an application or as subsequently named. On and after a certificate's Maturity Date, the Annuitant is the Owner and after the death of the Annuitant, the Beneficiary is the Owner. In the case of Non-Qualified Contracts, Ownership of the Contract may be changed at any time. In the case of Non-Qualified Contracts, an Owner may assign his or her interest in the Contract during the lifetime of the Annuitant prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Assigning a Contract or interest therein, or changing the Ownership of a Contract, may be treated as a distribution of all or a portion of the Contract Value for Federal tax purposes. Any change of Ownership or assignment must be made in writing. Any change must be approved by us. Any assignment and any change, if approved, will be effective as of the date on which written. We assume no liability for any payments made or actions taken before a change is approved or assignment is accepted or responsibility for the validity or sufficiency of any assignment.


ACCEPTANCE OF CONTRACTS. We have discontinued new applications and issuance of new group contracts.

The Annuitant is either you or someone you designate.



Annuitant



The Annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The Annuitant is entitled to receive all annuity benefit payments under the Contract. If the Contract Owner names more than one person as an "Annuitant," the second person named shall be referred to as "co- Annuitant." The Annuitant is as designated on the Contract specifications page or in the application, unless changed. Any change of Annuitant must be made in writing in a form acceptable to us. We must approve any change.



On the death of the Annuitant prior to the Maturity Date, the co- Annuitant, if living, becomes the Annuitant. If there is no living co- Annuitant, the Owner becomes the Annuitant. In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract on the Maturity Date.



If any Annuitant is changed and any Contract Owner is not a natural person, the entire interest in the Contract must be distributed to the Contract Owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.



The Beneficiary is the person you designate to receive the death benefit if you die.



Beneficiary



The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, that person will be treated as the Beneficiary. The Beneficiary may be changed subject to the rights of any irrevocable Beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts Treasury Department regulations may limit designations of beneficiaries.



PRIOR CONTRACTS. Under the VEN 1, VEN 3, VEN 7, VEN 8 and VEN 9 Contracts, the Beneficiary is initially designated in the application. The Beneficiary may be changed during the lifetime of the Annuitant subject to the rights of any irrevocable Beneficiary. Any change must be made in writing, approved by us and if approved, will be effective as of the date on which written. We assumes no liability for any payments made or actions taken before the change is approved. Prior to the Maturity Date, if no Beneficiary survives the Annuitant, the Contract Owner or the Contract Owner's estate will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. In the case of certain Qualified Contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a Beneficiary.


Modification

We may not modify your Contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. However, in the case of group contracts, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risks charges, annuity payment rates and the market value charge as to any Contracts issued after the effective date of the modification.

Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

Misstatement and Proof of Age, Sex or Survival


We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.



FIXED INVESTMENT OPTIONS



Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the "1933 Act") , and each Company's General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, Federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.



INTEREST RATES AND AVAILABILITY. Currently, we do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option under the DCA program (see "Special Transfer Services-Dollar Cost Averaging" for details). However, we may make available Fixed Investment Options under the Contract in the future. A Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.



When you purchased the Contract, certain Fixed Investment Options may have been available to you as detailed below.



John Hancock USA:



         FIXED INVESTMENT OPTIONS UNDER VEN 7 AND VEN 8 CONTRACTS. For these Contracts, 1, 3 and 6 year Fixed Investment Options may have been available at issue. As of October 7, 2002, new Purchase Payments may not be allocated to the 1 and 3 year Fixed Investment Options and as of December 30, 2002, new Purchase Payments may not be allocated to the 6 year Fixed Investment Option.



         FIXED INVESTMENT OPTIONS UNDER VENTURE CONTRACTS (VEN 20, VEN 21, VEN 22 AND VEN 23). For these Contracts, 1 and 3 year Fixed Investment Options were available for Contracts issued prior to October 7, 2002. New Purchase Payments under these contracts may not be allocated to the 1 or 3 year Fixed Investment Options but transfers from the Variable Investment Options will be permitted. For Contracts issued on and after October 7, 2002, Purchase Payments and transfers to the 1 and 3 year Fixed Investment Options are not allowed.



         In addition 5 and 7 year Fixed Investment Options were available for Contracts issued prior to December 30, 2002. New Purchase Payments under these Contracts may not be allocated to the 5 or 7 year Fixed Investment Options but transfers from the Variable Investment Options will be permitted. For Contracts issued on and after December 20, 2002, Purchase Payments and transfers to the 5 and 7 year Fixed Investment Options are not allowed.



         NO FIXED INVESTMENT OPTIONS FOR VEN 1 AND VEN 3 CONTRACTS. These Contracts do not provide for a fixed-dollar accumulation prior to the Maturity Date. You should disregard the description in this Prospectus of the Fixed Investment Options, Loans and the transfer and Dollar Cost Averaging provisions, to the extent that they relate to the Fixed Investment Options.



John Hancock New York:



         FIXED INVESTMENT OPTIONS UNDER VEN 9 CONTRACTS. For these Contracts, 1, 3 and 6 year Fixed Investment Options may have been available at issue. As of March 24, 2003, new Purchase Payments may not be allocated to the 1, 3 and 6 year Fixed Investment Options.



         FIXED INVESTMENT OPTIONS UNDER VENTURE CONTRACTS (VEN 24). For these Contracts, 1, 3, 5 and 7 year Fixed Investment Options may have been available at issue. If you purchased your Contract on or after March 24, 2003, you may not make Purchase Payments or transfers to the Fixed Investment Options. However, if you purchased your Contract prior to March 24, 2003 and elected any of the available Fixed Investment Options, you may be able to make Purchase Payments and transfer money from the Variable Investment Options to the Fixed Investment Options available under your Contract.



Fixed Investment Options are not available with John Hancock USA Contracts issued in the State of Washington. The States of Washington and New York also restrict Purchase Payments to the Fixed Investment Options if a Guaranteed Retirement Income Program benefit is elected. With respect to John Hancock USA Contracts issued in the State of Oregon, no Purchase Payments may be invested, transferred or reinvested into any available Fixed Investment Option with a guarantee period of more than one year within 15 years of the Maturity Date and no Purchase Payments may be invested in any available Fixed Investment Option after the fifth Contract Year. Certain other states may impose restrictions on the availability of Fixed Investment Options under your Contract.



TRANSFERS. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.



You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Maturity Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish as single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Maturity Date.

Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.



RENEWALS. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period. If you do not specify a renewal option , we will select the one-year Fixed Investment Option.


MARKET VALUE CHARGE. Any amount withdrawn, transferred or borrowed from a fixed investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The charge compensates us for our investment losses on amounts withdrawn, transferred or borrowed prior to the maturity date. The formula for calculating this charge is set forth in your Contract. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below. In the case of group Contracts, we reserve the right to modify the market value charge as to any certificates issued after the effective date of a change specified in written notice to the group holder.


For Venture Contracts, the adjustment factor is determined by the following formula: 0.75 x (B-A) x C/12 where:


         A   -    The guaranteed interest rate on the investment account.

         B   -    The guaranteed interest rate available, on the date the
                  request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

         C   -    The number of complete months remaining to the end of the
                  guarantee period.

For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

For VEN 7, VEN 8 and VEN 9 Contracts, the maximum difference between "B" and "A" will be 3%. The adjustment factor will never be greater than 2 x (A-4%) and never less than zero. ("A" is the guaranteed interest rate on the investment account. "B" is the guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.)

The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).


We make no market value charge on withdrawals from the Fixed Investment Options in the following situations:


o        death of the owner (death of annuitant under VEN 7, VEN 8 and VEN 9
         Contracts);

o        amounts withdrawn to pay fees or charges;

o amounts applied at the maturity date to purchase an annuity at the guaranteed rates provided in the Contract;


o amounts withdrawn from investment accounts within one month prior to the end of the guarantee period (applicable only to 3- and 6-year Fixed Investment Options for VEN 7, VEN 8 and VEN 9 Contracts);


o amounts withdrawn from a one-year fixed investment account (not applicable under VEN 7, VEN 8 and VEN 9 Contracts); and

o amounts withdrawn in any Contract year that do not exceed 10% of (i) total purchase payments less (ii) any prior partial withdrawals in that Contract year.

In no event will the market value charge:

o be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%,

o together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or

o reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the Contract.

The cumulative effect of the market value and withdrawal charges could result in a Contract owner receiving total withdrawal proceeds of less than the Contract owner's purchase payments.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in a Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under "Withdrawals".



We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).



If you do not specify the Investment Options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the Investment Options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year Fixed Investment Option.



o The market value charge described above may apply to withdrawals from any Investment option except for a one year Investment Option. If a market value charge applies to a withdrawal from a Fixed Investment Option, it will be calculated with respect to the full amount in the Investment Option and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining Investment Account value.



Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. See "Federal Tax Matters" below. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. See Appendix C "Qualified Plan Types".



LOANS. We offer a loan privilege only to owners of Contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under "Loans" (See "Federal Tax Matters"). The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred. THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF YOU ELECTED THE PRINCIPAL PLUS FOR LIFE OR PRINCIPAL PLUS OPTIONAL BENEFIT RIDERS.



CHARGES. No asset based charges are deducted from Fixed Investment Options.

                             Charges and Deductions


Charges and deductions under the Contracts are assessed against Purchase Payments, Contract Values or annuity benefit payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Funds that are described in the Fund prospectuses. For information on the fees charged for optional benefits , see the Fee Tables.


WITHDRAWAL CHARGES


If you make a withdrawal from your Contract during the Accumulation Period, we may assess a withdrawal charge. We base the withdrawal change on the length of time a Purchase Payment has been in your Contract, and the amount of the withdrawal we attribute to unliquidated Purchase Payments. We first allocate a withdrawal to a free withdrawal amount and second to unliquidated Purchase Payments. We do not impose a withdrawal charge on amounts allocated to the free withdrawal amount. We allocate any free withdrawal amount first to withdrawals from Variable Investment Options and then to withdrawals from Fixed Investment Options beginning with those with the shortest guarantee period.



When you make a withdrawal that exceeds the free withdrawal amount, we allocate the excess to unliquidated Purchase Payments on a first-in first-out basis. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown in the Fee Tables. The percentage we charge, the free withdrawal amount, and the lengths of time applicable to a withdrawal charge will differ, depending on the Contract version you purchased.



We deduct the withdrawal charge from your remaining Contract Value, except in cases where you make a complete withdrawal (i.e., surrenders) or when the amount requested from an Investment Account exceeds the value of that Investment Account less any applicable withdrawal charge. If you make a complete withdrawal, or if there is not enough remaining Contract Value, we will deduct the withdrawal charge from the amount requested.



Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sale expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts, or from general assets. Similarly, administrative expenses not fully recovered by the administrative fees may also be recovered from such other sources.



There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant, and no withdrawal charges are imposed on the Maturity Date if the Contract Owner annuitizes as provided in the Contract.



For examples of calculation of the withdrawal charge, (see Appendix A: "Examples of Calculation of Withdrawal Charge"). Withdrawals from the fixed account Investment Options may be subject to a market value charge in addition to the withdrawal charge. In the case of group annuity contracts, we reserve the right to modify the withdrawal charge as to Contracts issued after the effective date of a change specified in written notice to the group holder.



VEN 1 WITHDRAWAL CHARGE. The withdrawal charge ("surrender charge") assessed under the VEN 1 Contract is 5% of the lesser of (1) the amount surrendered or
(2) the total of all Purchase Payments made within the sixty months immediately preceding the date of surrender. The charge is deducted from the Contract Value remaining after the Contract Owner is paid the amount requested, except in the case of a complete surrender when it is deducted from the amount otherwise payable. After the first Contract Year, no withdrawal charge will be made on that part of the first surrender in any Contract Year which does not exceed 10% of the Contract Value computed as of the date of such surrender. The right to surrender up to 10% of the Contract Value free of any withdrawal charge does not apply to Qualified Contracts issued as tax-sheltered annuities under Section 403(b) of the Internal Revenue Code. There is no withdrawal charge on distributions made as a result of the death of the Annuitant or Contract Owner. Under no circumstances will the total of all withdrawal charges exceed 5% of total Purchase Payments. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the Fee Table.



VEN 3 WITHDRAWAL CHARGE. The withdrawal charge assessed under the VEN 3 Contract is 5%. The free withdrawal amount in any Contract Year is the greater of: (1) 10% of the Contract Value at the beginning of the Contract Year, or (2) 10% of the total Purchase Payments made in the current Contract Year and the proceeding 4 Contract Years plus the amount of all unliquidated Purchase Payments made 5 or more Contract Years prior to the current Contract Year. Therefore, no withdrawal charge will apply to any Purchase Payment that has been in the Contract for at least 5 years. After all Purchase Payments have been liquidated, any remaining Contract Value (accumulated earnings) may be withdrawn free of charge. Under no circumstances will the total of all withdrawal charges exceed 5% of total Purchase Payments. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the Fee Table.



VEN 7, VEN 8 AND VEN 9 WITHDRAWAL CHARGE. In no event will the total withdrawal charges exceed 6% of the total Purchase Payments. In any Contract Year, the free withdrawal amount for that year is the greater of: (1) the excess of the Contract Value on the date of the withdrawal over the unliquidated Purchase Payments (the accumulated earnings on the Contract) or (2) 10% of the total Purchase Payments less any prior partial withdrawals in that Contract Year. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the Fee Table.



VEN 20, 22, 24 WITHDRAWAL CHARGE. We do not impose a withdrawal charge on amounts allocated to a free withdrawal amount and, in no event will the total withdrawal charges exceed 6% (8% if you elect the Payment Enhancement Rider in New York) of the total Purchase Payments. In any Contract Year, the free withdrawal amount for that year is the greater of: (1) 10% of total Purchase Payments (less all prior partial withdrawals in that Contract Year), and (2) the accumulated earnings of the Contract. For these purposes, "accumulated earnings" means the excess of the Contract Value on the date of withdrawal over the unliquidated Purchase Payments. If you purchased a John Hancock New York Contract with a Payment Enhancement Rider; however, "accumulated earnings" means
(a) Payment Enhancements and any earnings attributable to Payment Enhancements and (b) the excess of the Contract Value on the date of withdrawal over unliquidated Purchase Payments. Upon a full surrender of a Venture Contract issued on and after April 1, 2003, John Hancock USA will liquidate the excess of all unliquidated Purchase Payments over the free withdrawal amount for purposes of calculating the withdrawal charge. Upon full surrender of a John Hancock USA Contract issued before April 1, 2003, and for John Hancock New York will liquidate the excess of the Contract Value over the free withdrawal amount, if lower.



The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the table below.



                            MAXIMUM WITHDRAWAL CHARGE
                           (AS % OF PURCHASE PAYMENTS)



                                JOHN HANCOCK USA



                 VEN 20, 22  VEN 7 AND VEN 8   VEN 1 AND VEN 3
                 ----------  ---------------   ---------------
First Year            6%          6%                5%
Second Year           6%          6%                5%
Third Year            5%          5%                5%
Fourth Year           5%          4%                5%
Fifth Year            4%          3%                5%
Sixth Year            3%          2%               --
Seventh Year          2%         --                --
Thereafter            0%          0%                0%



                              JOHN HANCOCK NEW YORK



                     VEN 24 (NEW YORK)              VEN 24 (NEW YORK)              VEN 9
                     -----------------              -----------------              -----
                 (With Payment Enhancement)   (Without Payment Enhancement)
                 --------------------------   -----------------------------
First Year                  8%                           6%                          6%
Second Year                 8%                           6%                          6%
Third Year                  7%                           5%                          5%
Fourth Year                 7%                           5%                          4%
Fifth Year                  5%                           4%                          3%
Sixth Year                  4%                           3%                          2%
Seventh Year                3%                           2%                         --
Eighth Year                 1%                          --                          --
Thereafter                  0%                           0%                          0%


Waiver of Applicable Withdrawal Charge -- Confinement to Eligible Nursing Home (John Hancock USA only)

In states where approved, any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all the following apply:


o the Owner has been confined to an "Eligible Nursing Home" for at least 180 days (the waiver does not apply to the confinement of any Annuitant unless the Owner is a non-natural person;



o        the confinement began at least one year after the Contract Date;


o        confinement was prescribed by an "physician";


o both the Owner and the Annuitant are alive as of the date we pay the proceeds of such total withdrawal;


o the request for a total withdrawal and "Due Proof of Confinement" are received by us, in good order, no later than 90 days after discharge.

An "Eligible Nursing Home" is a licensed "Long Term Care Facility" or "Hospital" providing medically necessary inpatient care that is prescribed in writing by a licensed "Physician" and is based on physical limitations which requires daily living in an institutional setting. A "Long Term Care Facility" is a facility which (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A "Hospital" is a facility which is (a) licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed physicians; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.


A "Physician" is a person other than you, the Annuitants(s) or a member of your or the Annuitant's families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.



"Due Proof of Confinement" is a letter signed by an eligible "Physician" containing: (a) the date the Owner was confined, (b) the name and location of the "Eligible Nursing Home," (c) a statement that the confinement was medically necessary in the judgment of the Physician and (d) if applicable, the date the Owner was released from the "Eligible Nursing Home".



The waiver is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver described above is not available in all states and was not available for Contracts issued prior to May 1, 2002. Certain terms may vary depending on the state of issue as noted in your Contract. Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty (see "Federal Tax Matters").



ANNUAL CONTRACT FEE



We will deduct each year an annual Contract fee of $30 as partial compensation for the cost of providing all administrative services attributable to the Contracts and the operations of the Separate Account and us in connection with the Contracts. However, if prior to the Maturity Date the Contract Value is equal to or greater than $99,000 at the time of the fee's assessment, the fee will be waived. (There is no provision for waiver under VEN 1, VEN 3, VEN 7, VEN 8 and VEN 9 Contracts.) During the Accumulation Period, this Contract fee is deducted on the last day of each Contract Year. It is withdrawn from each Investment Option in the same proportion that the value of such Investment Option bears to the Contract Value. If the entire Contract is withdrawn on other than the last day of any Contract Year, the $30 Contract fee will be deducted from the amount paid. During the Pay-out Period, the fee is deducted on a pro-rata basis from each annuity payment.


ASSET-BASED CHARGES


We deduct asset-based charges on an annual basis for administration, distribution and mortality and expense risks, assuming no optional benefit has been elected. We do not assess asset-based charges against Fixed Investment Options.



Daily Administration Fee



We allocate a portion of the asset-based charges shown in the Fee Tables to help cover our administrative expenses. We deduct a daily charge in an amount equal to 0.15% of the value of each Variable Investment Option on an annual basis deducted from each Sub-Account to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option. Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees. (We do not separately identify a daily administration fee for VEN 1 Contracts.)



Mortality and Expense Risks Fee



The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see "Death Benefit During Accumulation Period"). The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.



To compensate us for assuming these risks, we deduct from each of the Sub-Accounts a daily charge. The charge is an amount equal to 1.25% of the value of the Variable Investment Options on an annual basis (1.60% if the Optional Payment Enhancement is elected in New York and 1.30% for VEN 1 Contracts). In the case of individual Contracts, the rate of the mortality and expense risks charge cannot be increased. In the case of group contracts, the rate of the mortality and expense risks charge can be increased, but only as to certificates issued after the effective date of the increase and upon 60 days' prior written notice to the group holder. If the asset-based charges are insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charges prove more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk.


REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS

We may reduce or eliminate the amount of the charges and deductions for certain Contracts. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:


o The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts;



o The total amount of Purchase Payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones;



o The nature of the group or class for which the Contracts are being purchased will be considered including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts;



o        Any prior or existing relationship with us will be considered.
         Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts;



o The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses;


o There may be other circumstances of which we are not presently aware, which could result in reduced expenses.


If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. In the case of group contracts, we may issue Contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the Contracts and certificates have been generally designed.



We will eliminate the withdrawal charge when a Contract is issued to officers, trustees, directors or employees (or a relative thereof) of ours, of any of our affiliates, or of the John Hancock Trust. In no event will reduction or elimination of the charges or deductions be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

PREMIUM TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.


We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.



In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.



                          PREMIUM TAX RATE

STATE OR      QUALIFIED            NON-QUALIFIED
TERRITORY     CONTRACTS              CONTRACTS
CA              0.50%                  2.35%
GUAM            4.00%                  4.00%
ME(A)           0.00%                  2.00%
NV              0.00%                  3.50%
PR              3.00%                  3.00%
SD(A)           0.00%                  1.25%(B)
WV              1.00%                  1.00%
WY              0.00%                  1.00%

----------


(A) We pay premium tax upon receipt of Purchase Payment.



(B) 0.80% on Purchase Payments in excess of $500,000.

                              Federal Tax Matters

INTRODUCTION


The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.


This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Because the operations of the Separate Account are a part of, and are taxed with, our operations, the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Separate Account, but the operations of the Separate Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. Our use of these tax credits and deductions will not adversely affect or benefit the Separate Account. We do not anticipate that we will be taxed on the income and gains of the Separate Account in the future, but if we are, we may impose a corresponding charge against the Separate Account.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or the Separate Account. Currently, we do not anticipate making a charge of such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.


SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS



At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals.



We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser before electing any optional benefit Riders.



The optional Guaranteed Minimum Withdrawal Benefit Riders (i.e., Principal Plus and Principal Plus for Life) available under the Contracts provide benefits that differ from those traditionally offered under variable annuity contracts. If either of these Riders is in effect, the Contract Owner or his or her Beneficiary may be entitled to withdrawals under the Rider's "settlement phase" even if the Contract Value is zero. Such withdrawals are treated as withdrawals for income tax purposes, and if the investment in the Contract has been fully recovered, they are fully includible in income.



If you purchased a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" below.


NON-QUALIFIED CONTRACTS
(Contracts Not Purchased to Fund a Qualified Plan)

Undistributed Gains


Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.



However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.


In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.



Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."


Surrenders, Withdrawals and Death Benefits


When we make a single sum payment from your Contract , you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.



When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.



For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.



As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the Contract Value exceeds the investment in the Contract. There is some uncertainty regarding the effect certain optional benefits, e.g., the Principal Plus for Life Rider, and the effect a Fixed Investment Option's market value adjustment might have on the amount treated as "Contract Value" for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how such optional benefits or the market value adjustment are treated.



There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.


Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.


Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:



o if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or



o if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or



o If distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.



After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:



o if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or



o if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions


There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:



o        received on or after the date on which the Contract Owner reaches age
         59 1/2;



o attributable to the Contract Owner becoming disabled (as defined in the tax law);



o made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;



o made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;


o        made under a single-premium immediate annuity contract; or

o made with respect to certain annuities issued in connection with structured settlement agreements.

Puerto Rico Non-Qualified Contracts
(John Hancock USA Contracts)


Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.



Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.


Diversification Requirements


Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.



In certain circumstances, the Owner of a variable annuity contract may be considered the Owner, for federal income tax purposes, of the assets of the Separate Account used to support the Contract. In those circumstances, income and gains from the Separate Account assets would be includible in the Contract Owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable Contract Owner will be considered the Owner of Separate Account assets if the Contract Owner possesses incidents of Ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.



The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the Owner of your Contract's proportionate share of the assets of the Separate Account.



We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS
(Contracts Purchased for a Qualified Plan)


The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix C of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.


We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.


The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.



Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co- Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co- Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.



Special minimum distribution requirements govern the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Program, Principal Plus or Principal Plus for Life may affect the amount of the required minimum distributions that must be made under the Contract. These special rules may also affect your ability to use any guaranteed retirement income optional benefit Riders in connection with certain Qualified Plans, including IRAs. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.


Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified

Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:


o        received on or after the date on which the Contract Owner reaches age
         59 1/2;



o received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or



o made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).



These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.


When we issue a Contract in connection with a Qualified Plan, we will amend it as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.

Tax-Free Rollovers

If permitted under your plan, you may make a tax-free rollover from:


o        a traditional IRA to another traditional IRA;



o a traditional IRA to another Qualified Plan, including a Section 403(b) plan;



o any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA;



o any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another Qualified Plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions;



o a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization (by means of a direct trustee-to-trustee transfer only); and



o a traditional IRA to a Roth IRA, subject to special withholding restrictions discussed below.



In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan.


WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.



Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to a Qualified Plan. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


Loans


A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.



Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.


Puerto Rico Contracts Issued to Fund Retirement Plans
(John Hancock USA Contracts)


The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.


SEE YOUR OWN TAX ADVISER


The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                                 General Matters

ASSET ALLOCATION SERVICES


We are aware that certain third parties are offering asset allocation services ("Asset Allocation Services") in connection with the Contract through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account's policies that we have adopted to discourage disruptive frequent trading activity. (See "Transfers Among Investment Options.") WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.


RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM
(for Contracts issued by John Hancock USA)


Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a Variable Annuity Contract issued under the ORP only upon:



o termination of employment in the Texas public institutions of higher education;



o        retirement;



o        death; or


o        the participant's attainment of age 70 1/2.


Accordingly, before any amounts may be distributed from the Contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP. Loans are not available under Contracts subject to the ORP.


DISTRIBUTION OF CONTRACTS

We pay compensation for sales of the Contracts.

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered through this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

We offer the Contracts for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. also is an affiliated broker-dealer.


JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the Contracts described in this Prospectus that they would not pay in connection with the sale of other Contracts issued by unaffiliated companies.


A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the Contracts, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.

Standard Compensation


The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 7% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount of compensation paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. This compensation is not paid directly by Contract Owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see "Charges And Deductions").


Additional Compensation and Revenue Sharing

To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the Contracts, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable NASD rules and other applicable laws and regulations, JH Distributors and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

Differential Compensation

Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable Contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a Contract.

CONFIRMATION STATEMENTS


We will send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, we will deem you to have ratified the transaction.


REINSURANCE ARRANGEMENTS


From time to time, we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees or other obligations.

            Appendix A: Examples of Calculation of Withdrawal Charge
                         (for Ven 20, 22, 24 Contracts)



The following examples do not illustrate withdrawal charges applicable to VEN 7, VEN 8, VEN 9, VEN 3 or VEN 1 Contracts. The length and duration of these withdrawal charges for these versions of the Contract differs as shown in the Fee Tables.



EXAMPLE 1 -- Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made , there are no partial withdrawals, and the Payment Enhancement is not elected. The table below illustrates five examples of the withdrawal charges that would be imposed if the Contract is completely withdrawn, based on hypothetical Contract Values.


                                                                                                   WITHDRAWAL CHARGE
CONTRACT              HYPOTHETICAL           FREE WITHDRAWAL            PAYMENTS             ----------------------------
 YEAR                CONTRACT VALUE              AMOUNT                LIQUIDATED            PERCENT               AMOUNT
-------              --------------          ---------------           ----------            -------               ------

2                        55,000                 5,000 (A)                50,000                6%                    3,000

4                        50,500                 5,000 (B)                45,500                5%                    2,275

6                        60,000                10,000 (C)                50,000                3%                    1,500

7                        35,000                 5,000 (D)                45,000 (D)            2%                      900

8                        70,000                20,000 (E)                50,000                0%                        0


During any Contract Year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the Contract less any prior partial withdrawals in that Contract Year.



(A) In the second Contract Year the earnings under the Contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (Contract Value less free withdrawal amount).



(B) In the example for the fourth Contract Year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments (50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (Contract Value less free withdrawal amount).



(C) In the example for the sixth Contract Year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (Contract Value less free withdrawal amount).



(D) In the example for the seventh Contract Year, the Contract has negative accumulated earnings ($35,000 - $50,000), so the free withdrawal amount is equal to 10% of payments (50,000 x 10% = $5,000) and the withdrawal charge is applied to total payments less the free withdrawal amount. This calculation only applies to Contracts issued on or after April 1, 2003. For John Hancock USA Contracts issued prior to April 1, 2003 and for any John Hancock NY Contract, the withdrawal charge would be applied to the lesser of the total payments or the Contract Value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).


(E) There is no withdrawal charge on any payments liquidated that have been in the Contract for at least 7 years.



EXAMPLE 2 -- Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made, the Payment Enhancement is not elected, and there are a series of four partial withdrawals made during the second Contract Year of $2,000, $5,000, $7,000 and $8,000.


                                                                                                WITHDRAWAL CHARGE
 HYPOTHETICAL       PARTIAL WITHDRAWAL      FREE WITHDRAWAL          PAYMENTS              ----------------------------
CONTRACT VALUE          REQUESTED               AMOUNT              LIQUIDATED             PERCENT               AMOUNT
--------------      ------------------      ---------------         ----------             -------               ------
65,000                   2,000                  15,000 (A)                  0                 5%                      0

49,000                   5,000                   3,000 (B)              2,000                 5%                    100

52,000                   7,000                   4,000 (C)              3,000                 5%                    150

44,000                   8,000                       0 (D)              8,000                 5%                    400



The free withdrawal amount during any Contract Year is the greater of the Contract Value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that Contract Year.



----------


(A) For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.



(B) The Contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current Contract Year, the remaining free withdrawal amount during the third Contract Year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.


(C) The Contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.


(D) The free withdrawal amount is zero since the Contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year the full 10% of payments would be available again for withdrawal requests during that year.

                        Appendix B: Qualified Plan Types


TRADITIONAL IRAS

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.


The Contract may be issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Program benefit, Principal Plus or Principal Plus for Life. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.


Distributions


In general, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.



The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.


ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.


Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:



o        made after the Owner attains age 59 1/2;



o        made after the Owner's death;



o        attributable to the Owner being disabled; or


o        a qualified first-time homebuyer distribution within the meaning of
         Section 72(t)(2)(F) of the Code.


In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA. A Roth IRA, however, may not accept rollover contributions from other Qualified Plans, except (and only to the extent) that you can attribute designated Roth contributions to the rollover.



If the Contract is issued with certain death benefits or an optional benefit Rider, such as a Guaranteed Retirement Income Program benefit, Principal Plus or Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.


Conversion to a Roth IRA


You can convert a traditional IRA to a Roth IRA, unless:



o        you have adjusted gross income over $100,000; or


o        you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.


You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.


SIMPLE IRA PLANS


In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with a death benefit or an optional benefit Rider, such as a Guarantee Retirement Income Program benefit, Principal Plus or Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA. Employers intending to use the Contract in connection with such plans should seek independent tax advice.


SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)


Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Program benefit, Principal Plus or Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.


TAX-SHELTERED ANNUITIES


Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on Purchase Payments, and other tax consequences. In particular, purchasers should note that the Contract provides death benefit options that may exceed both aggregate Purchase Payments and Contract Value under the incidental death benefit rules. It is possible that the death benefit could result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Program benefit, Principal Plus or Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions that must be made.



Tax-sheltered annuity contracts must contain restrictions on withdrawals of:



o contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;



o        earnings on those contributions; and


o earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.


These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)


PENSION AND PROFIT SHARING PLANS QUALIFIED UNDER SECTION 401(a)

In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "Owner-employee".



Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the Contract" (as defined in the Code), if any. In general, an employee's "investment in the Contract" equals the aggregate amount of after tax premium payments made by the employee.



Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. (In the case of an employee who is a 5-percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the year in which the employee reaches age 70 1/2.)


CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS


The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed both aggregate Purchase Payments and Contract Value. It is possible that the presence of the death benefit could result in currently taxable income to the participant under the incidental death benefit rules. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Program benefit, Principal Plus or Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS


Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.


A Section 457 plan must satisfy several conditions, including the following:


o it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency); and


o all compensation deferred under the plan must remain solely the employer's property, subject to the claims of the employer's creditors.


When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                  Appendix C: Optional Enhanced Death Benefits



This Appendix provides a general description of the optional enhanced death benefit Riders that may have been available at the time you purchased a Venutre Contract. If you purchased an optional enhanced death benefit Rider, you will pay the monthly charge shown in the Fee Tables for that benefit as long as it is in effect.



YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY ENHANCED DEATH BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the Tax Considerations section of the Prospectus for information about optional benefit Riders.



THE FOLLOWING IS A LIST OF THE VARIOUS OPTIONAL ENHANCED DEATH BENEFIT RIDERS THAT YOU MAY HAVE HAD AVAILABLE TO YOU AT ISSUE. NOT ALL RIDERS WERE AVAILABLE AT THE SAME TIME OR IN ALL STATES.



     1. GUARANTEED EARNING MULTIPLIER DEATH BENEFIT -- NOT OFFERED IN NEW YORK OR WASHINGTON



     2.   TRIPLE PROTECTION DEATH BENEFIT -- NOT OFFERED IN NEW YORK


     3.   ENHANCED DEATH BENEFIT (VEN 7 AND VEN 8 CONTRACTS ONLY)

GUARANTEED EARNINGS MULTIPLIER (NOT OFFERED IN NEW YORK OR WASHINGTON)


Depending on availability, you may have elected the optional Guaranteed
Earnings Multiplier benefit for an additional charge of 0.20% of the value of the Variable Investment Options. With this benefit, on the death of any Contract Owner prior to the Maturity Date, John Hancock USA will pay the death benefit otherwise payable under the Contract plus the benefit payable under Guaranteed Earnings Multiplier. Election of Guaranteed Earnings Multiplier may only be made at issue, is irrevocable, and it may only be terminated as described below.



Subject to the maximum amount described below, Guaranteed Earnings Multiplier provides a payment equal to 40% of the appreciation in the Contract Value (as defined below) upon the death of any Contract Owner if the oldest Owner is 69 or younger at issue, and 25% if the oldest Owner is 70 or older at issue.



The appreciation in the Contract Value is defined as the Contract Value less the sum of all Purchase Payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any Unpaid Loans under a Contract in the case of Qualified Contracts.



If the oldest Owner is 69 or younger at issue, the maximum amount of the Guaranteed Earnings Multiplier benefit is equal to 40% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals. If the oldest Owner is 70 or older at issue, the maximum amount of the Guaranteed Earnings Multiplier benefit is equal to 25% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals.


The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:


     (i) is equal to the Guaranteed Earnings Multiplier benefit prior to the withdrawal; and



     (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



If the Beneficiary under the Contract is the deceased Owner's spouse and elects not to take the death benefit as a lump sum, upon the death of any Owner the Contract and Guaranteed Earnings Multiplier will continue with the surviving spouse as the new Contract Owner. In this case, upon the death of the surviving spouse prior to the Maturity Date, a second Guaranteed Earnings Multiplier benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary.



For purposes of calculating the Guaranteed Earnings Multiplier benefit payable on the death of the surviving spouse, the Guaranteed Earnings Multiplier benefit will be equal to zero on the date of the first Contract Owner's death and the death benefit payable upon the first Contract Owner's death will be treated as a Purchase Payment. In addition, all Purchase Payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first Contract Owner's death, will not be considered in determining the Guaranteed Earnings Multiplier benefit.



Termination of Guaranteed Earnings Multiplier



Guaranteed Earnings Multiplier will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Guaranteed Earnings Multiplier benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including Guaranteed Earnings Multiplier) as the new Owner.

Guaranteed Earnings Multiplier Fee



A daily charge in an amount equal to 0.20% of the value of each Variable Investment Option on an annual basis is deducted from each Sub-Account for Guaranteed Earnings Multiplier.


Qualified Retirement Plans


If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Guaranteed Earnings Multiplier) may have on your plan (see Appendix B: "Qualified Plan Types"). Please consult your tax advisor.



THE ELECTION OF GUARANTEED EARNINGS MULTIPLIER ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.


TRIPLE PROTECTION DEATH BENEFIT (NOT OFFERED IN NEW YORK)


Depending on availability, you may have elected the Triple Protection Death Benefit, which provides a death benefit, upon the death of any Owner prior to the Maturity Date. Under Triple Protection death benefit, no death benefit is payable on the death of any Annuitant, except that if any Contract Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. This benefit was available for Contracts issued between December, 2003 and December, 2004.



Once Triple Protection death benefit is elected, it is irrevocable. If Triple Protection death benefit is elected, the death benefit paid under Triple Protection death benefit replaces any death benefit paid under the terms of the Contract. An additional fee of 0.50% (as a percentage of the Triple Protection death benefit) is imposed for Triple Protection death benefit (see "Triple Protection death benefit Fee" below). Once Triple Protection death benefit is elected, the Owner may only be changed to an individual that is the same age or younger than the oldest current Owner.



The death benefit paid under Triple Protection death benefit ("Triple Protection death benefit") is determined as of the date on which written notice and proof of death and all required forms are received at the Company's Annuities Service Center in good order. The amount of the Triple Protection death benefit is equal to:



The "Enhanced Earnings Death  Benefit" factor plus the greatest of:



o    the Contract Value;


o    the Return of Purchase Payments Death Benefit Factor;

o    the Annual Step Death Benefit Factor; or

o    the Graded Death Benefit Factor.


WE MAY OFFER OTHER OPTIONAL RIDERS WHOSE BENEFITS AND THE NAMES OF SUCH BENEFITS ARE SIMILAR TO THE TRIPLE PROTECTION DEATH BENEFIT FACTORS REFERENCED ABOVE. THESE OTHER OPTIONAL RIDERS ARE SEPARATE AND DISTINCT FROM THE TRIPLE PROTECTION DEATH BENEFIT FACTORS REFERENCED ABOVE, THEY CONTAIN SEPARATE OPTIONAL RIDER CHARGES AND THEIR BENEFITS AND LIMITATIONS MAY BE DIFFERENT.



If there is any Debt, the Triple Protection death benefit equals the amount described above less Debt under the Contract.



If the Beneficiary is the deceased Owner's spouse, and the Triple Protection death benefit is not taken in one sum immediately, the Contract and the Triple Protection death benefit Rider will continue with the surviving spouse as the new Owner. Upon the death of the surviving spouse prior to the Maturity Date, a second Triple Protection death benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary in accordance with the provisions of the Contract.



For purposes of calculating the second Triple Protection death benefit, payable upon the death of the surviving spouse:



o The Triple Protection death benefit paid upon the first Owner's death ("first Triple Protection death benefit") is not treated as a Purchase Payment to the Contract;



o In determining the "Enhanced Earnings Death Benefit" Factor (see "Enhanced Earnings Death Benefit Factor" below), on the date the first Triple Protection death benefit was paid, the Earnings Basis is reset to equal the first Triple Protection death benefit. The Earnings Basis will be increased for any Purchase Payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first Triple Protection death benefit was paid. All Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date the first Triple Protection death benefit was paid will not be considered in the determination of the "Enhanced Earnings Death Benefit" Factor;



o In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step Death Benefit Factor; and (d) the Graded Death Benefit Factor), all Purchase Payments and all withdrawals before and after the date the first Triple Protection death benefit was paid will be considered.

Return of Purchase Payments Death Benefit Factor


For purposes of the Triple Protection death benefit, the Return of Purchase Payments Death Benefit Factor is equal to the sum of all Purchase Payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals (see "Withdrawal Reductions" below.)



"Enhanced Earnings Death Benefit" Factor.



For purposes of the Triple Protection death benefit, the "Enhanced Earnings Death Benefit" factor is equal to 50% multiplied by Earnings, as defined under the "Enhanced Earnings Death Benefit" Factor calculation of the Triple Protection death benefit Rider. For purposes of the "Enhanced Earnings Death Benefit" Factor calculation, Earnings is equal to the Contract Value minus the Earnings Basis. The Earnings Basis is equal to 150% of each Purchase Payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals (see example and "Withdrawal Reductions" below.)



The Maximum "Enhanced Earnings Death Benefit" Factor is equal to 100% of the Earnings Basis.



EXAMPLE. Assume a single Purchase Payment of $100,000 is made into the Contract, no additional Purchase Payments are made and there are no partial withdrawals. Assume the Contract Value on the date the Triple Protection death benefit is determined is equal to $175,000:


o    Earnings Basis is equal to 150% of $100,000 or $150,000.


o Earnings is equal to $175,000 minus $150,000 or $25,000. NOTE THAT FOR PURPOSES OF TRIPLE PROTECTION DEATH BENEFIT, EARNINGS ARE ALWAYS LESS THAN THE EXCESS OF ACCOUNT VALUE OVER PAYMENTS. IN THIS EXAMPLE, THEY ARE LESS THAN $75,000 (OR $175,000 MINUS $100,000).



o    "Enhanced Earnings Death Benefit" Factor is equal to 50% of $25,000 or
     $12,500.


Annual Step Death Benefit Factor


For purposes of the Triple Protection death benefit, the Annual Step Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the Triple Protection death benefit Rider but prior to the oldest Owner's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary increased by all Purchase Payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary (see "Withdrawal Reductions" below.)


Graded Death Benefit Factor


For purposes of the Triple Protection death benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where:



1. is equal to the sum of each Purchase Payment multiplied by the applicable Payment Multiplier obtained from the table below:



     NUMBER OF COMPLETE YEARS
   PAYMENT HAS BEEN IN CONTRACT        PAYMENT MULTIPLIER*
                 0                             100%
                 1                             110%
                 2                             120%
                 3                             130%
                 4                             140%
                 5                             150%



*If a Purchase Payment is received on or after the oldest Owner's attained age 71, the Payment Multiplier equals 100% in all years. THUS, FOR PURCHASE PAYMENTS MADE ON OR AFTER THE OLDEST OWNER REACHES ATTAINED AGE 71, THE BENEFIT PROVIDED BY THE GRADED DEATH BENEFIT FACTOR IS EQUAL TO THE BENEFIT PROVIDED BY THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FACTOR.



2. is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on Purchase Payment and withdrawal history.



The Graded Death Benefit Factor will never be greater than Purchase Payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.



WITHDRAWAL REDUCTIONS. If total partial withdrawals taken during a Contract Year are less than or equal to 5% of total Purchase Payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the Contract Value attributed to the amount of each partial withdrawal.

The guaranteed death benefits provided by Triple Protection death benefit are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total partial withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a subsequent Purchase Payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.


Investment Options


At the current time, there are no additional Investment Option restrictions imposed when the Triple Protection death benefit Rider is chosen.



WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. WE WILL NOTIFY THE OWNER IN WRITING AT LEAST 30 DAYS PRIOR TO RESTRICTING AN INVESTMENT OPTION. If an Investment Option is restricted, no transfers into the restricted Investment Options will be allowed and no new Purchase Payments may be allocated to the restricted Investment Options after the date of the restriction. Any amounts previously allocated to an Investment Option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed Investment Options may be renewed subject to terms of the Contract.



Termination of  Triple Protection Death Benefit Rider



The Owner may not terminate the Triple Protection death benefit Rider. However, Triple Protection death benefit will terminate automatically upon the earliest of:


o    the date the Contract terminates;

o    the Maturity Date; or


o the later of the date on which the Triple Protection death benefit is paid, or the date on which the second Triple Protection death benefit is paid, if the Contract and Triple Protection death benefit Rider are continued by the surviving spouse after the death of the original Owner.



Triple Protection Death Benefit Fee



Prior to termination of the Triple Protection death benefit Rider, on each Contract Anniversary, the Triple Protection death benefit fee is calculated by multiplying 0.50% by the Triple Protection death benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the Triple Protection death benefit fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.



If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the Triple Protection death benefit fee from the amount paid upon withdrawal. The Triple Protection death benefit fee will be determined based on the Triple Protection death benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the Triple Protection death benefit fee, the commencement of annuity benefit payments shall be treated as a total withdrawal.


Qualified Retirement Plans


If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Triple Protection death benefit) may have on your plan (see Appendix B: "Qualified Plan Types"). Please consult your tax advisor.


ENHANCED DEATH BENEFIT


An Enhanced Death Benefit was available for certain VEN 7 and VEN 8 Contracts. If you purchased this optional benefit Rider, we "step-up" the minimum death benefit each Contract Year instead of the six Contract Year period described in the Table of minimum death benefits for contained in the text of the Prospectus. In addition, if the Annuitant dies after the first of the month following his or her 85th birthday, the death benefit during the Accumulation Period is the greater of:



     the Contract Value; or



     the total amount of Purchase Payments less any amounts deducted in connection with partial withdrawals.



If you purchased this optional benefit, you paid the greater of (i) at least 10% of all Purchase Payments made to the Contract through the date the Enhanced Benefit first became available in the state where your Contract was issued, or
(ii) $10,000.


This Enhanced Death Benefit became available for VEN 7 and VEN 8 Contracts issued:

AFTER:                       IN THE STATES OF:
August 15, 1994              Florida, Maryland and Washington
October 3, 1994              Idaho, New Jersey and Oregon
January 3, 1995              California

This Enhanced Death Benefit was also available for Contracts issued prior to August 15, 1994. Contracts with a Contract Date prior to the date the Enhanced Death Benefit first became available in that state may also be exchanged for a new Contract which provides for an alternative enhanced death benefit.

           Appendix D: Optional Guaranteed Minimum Withdrawal Benefits



his Appendix provides a general description of the optional guaranteed minimum withdrawal benefit Riders that may have been available at the time you purchased a Venutre Contract. If you purchased an optional guaranteed minimum withdrawal benefit Rider, you will pay the monthly charge shown in the Fee Tables for that benefit as long as it is in effect.



YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the Tax Considerations section of the Prospectus for information about optional benefit Riders.


PRINCIPAL PLUS AND PRINCIPAL PLUS FOR LIFE

Definitions.


We use the following definitions to describe how the Principal Plus and Principal Plus for Life optional benefits work: Guaranteed Withdrawal Balance or means:



o The total amount we guarantee to be available for future periodic withdrawals during the Accumulation Period.



o The initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment, up to the maximum Guaranteed Withdrawal Balance.



o    The maximum Guaranteed Withdrawal Balance at any time is $5,000,000.



Guaranteed Withdrawal Amount means:



o The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period until the Guaranteed Withdrawal Balance is depleted.



o The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance.



o    The maximum Guaranteed Withdrawal Amount at any time is $250,000.



Reset means a reduction of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or, for Principal Plus for Life, the "Lifetime Income Amount". We may Reset guaranteed amounts if your annual withdrawals of Contract Value exceed the Guaranteed Withdrawal Amount or "Lifetime Income Amount".



Step-Up means an increase of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or "Lifetime Income Amount" on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.


For purposes of the following description of Principal Plus and Principal Plus for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

We use additional terms to describe Principal Plus for Life:

Covered Person means:


o The person whose life we use to determine the duration of the Lifetime Income Amount payments.



o The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural Owner.



Lifetime Income Amount means:



o The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period after the Age 65 Contract Anniversary and while the Covered Person remains alive as an Owner or Annuitant of the Contract.



o We determine the initial Lifetime Income Amount on the Age 65 Contract Anniversary (or the date you purchase the benefit, if later.)



o The initial Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance at the time we make our determination.


Age 65 Contract Anniversary means the Contract Anniversary on, or next following, the date the Covered Person attains age 65.

Overview.


The Principal Plus and Principal Plus for Life optional benefit Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. We designed these Riders to guarantee the return of your investments in the Contract, as long as you limit your withdrawals each Contract Year during the Accumulation Period to a "Guaranteed Withdrawal Amount". In addition, under the Principal Plus for Life Rider we calculate a "Lifetime Income Amount" on the Age 65 Contract Anniversary, or at issue if the Covered Person is already 65 or older. If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Principal Plus for Life guarantees that we will make the Lifetime Income Amount benefit available to you, as long as that Covered Person is alive and an Owner or Annuitant under the Contract, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero.


We provide additional information about Principal Plus and Principal Plus for Life in the following sections:


o "Effect of Withdrawals" -- describes how the actual amount you choose to withdraw in any Contract Year affects certain features of the Riders. SINCE THE BENEFITS OF PRINCIPAL PLUS AND PRINCIPAL PLUS FOR LIFE ARE ACCESSED THROUGH WITHDRAWALS, THESE RIDERS MAY NOT BE APPROPRIATE FOR OWNERS WHO DO NOT FORESEE A NEED FOR LIQUIDITY AND WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH THESE RIDERS.



o "Bonus Qualification and Effect" -- describes how the amounts we guarantee may increase by a bonus in certain years if you make no withdrawals during those Contract Years.



o "Step-Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount" -- describes how the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or, Lifetime Income Amount (for Principal Plus for Life only) may increase on certain dates to reflect favorable market performance.



     "Additional Purchase Payments" -- describes how you may increase the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or Lifetime Income Amount (for Principal Plus for Life only) by making additional Purchase Payments, and the special limitations we impose on the payments that we will accept.



     "Investment Options" -- describes the special limitations we impose in the Investment Options we make available.



     "Life Expectancy Distributions" -- describes our special programs to provide minimum distribution amounts required under certain sections of the Code.



     "Settlement Phase" -- describes the special circumstances that will apply if a withdrawal reduces the Contract Value to zero.



     "Death Benefits" -- describes how these Riders affect the death benefits provided under your Contract.



     "Termination" -- describes when Principal Plus and Principal Plus for Life benefits end.



     "Principal Plus and Principal Plus for Life fees" -- provides further information on the fees we charge for these benefit.



     You could elect Principal Plus or Principal Plus for Life (but not both) only at the time you purchased a Contract, provided:



o    the Rider was available for sale in the state where the Contract was sold;



o you limit your investment of Purchase Payments and Contract Value to the Investment Options we make available with the respective Rider; and



o you had not yet attained age 81 (for Qualified Contracts and Non-Qualified Contracts offered February 13, 2006, subject to state availability, only).



We reserve the right to accept or refuse to issue either Principal Plus or Principal Plus for Life at our sole discretion. Once you elected Principal Plus or Principal Plus for Life, its effective date is the Contract Date and it is irrevocable. We charge an additional fee for these Riders and reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value (see "Fees For Principal Plus And Principal Plus for Life").


Effect of Withdrawals


We decrease the Guaranteed Withdrawal Balance each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically Reset the Guaranteed Withdrawal Balance to equal the lesser of:



o    the Contract Value immediately after the withdrawal; or



o the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal.



Each time we Reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance value. Under Principal Plus for Life, we also will recalculate the Lifetime Income Amount after the Age 65 Contract Anniversary if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value.



In certain circumstances, however, we will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or (under Principal Plus for Life) the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distributions").

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals (including any applicable withdrawal charges) are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year. Under Principal Plus for Life, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the Lifetime Income Amount. Under Principal Plus for Life, if you take any withdrawals prior to the Contract Year in which the Covered Person attains age 65, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Age 65 Contract Anniversary without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Guaranteed Withdrawal Balance value) your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.



Principal Plus enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance immediately after the withdrawal is greater than zero (see "Settlement Phase"). The Principal Plus benefit terminates if the Contract Value and Guaranteed Withdrawal Balance immediately after a withdrawal are both equal to zero (See "Rider Fee" and "Termination".)



Principal Plus for Life enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero (see "Settlement Phase"). The Principal Plus for Life benefit terminates if the Contract Value, Guaranteed Withdrawal Balance and Lifetime Income Amount immediately after a withdrawal are all equal to zero (see "Rider Fee" and "Termination").



If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may Reset Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and, under Principal Plus for Life, Lifetime Income Amount values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount (under Principal Plus for Life) may reduce or eliminate future Lifetime Income Amount values.


Bonus Qualification and Effect


We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during a Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period under Principal Plus is the first 5 Contract Years. The Bonus Period under Principal Plus for Life is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80. Each time you qualify for a Bonus, we will increase the Guaranteed Withdrawal Balance:



o by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-Up the Guaranteed Withdrawal Balance and/or we did not previously Reset the Guaranteed Withdrawal Balance (see "Effects Of Withdrawals" below); otherwise



o by an amount equal to 5% of the Guaranteed Withdrawal Balance immediately after the latest Step-Up or Reset, increased by any Purchase Payments received since such latest Step-Up or Reset.



Each time we apply a bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount to equal the greater of Guaranteed Withdrawal Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus. Under Principal Plus for Life, we will also recalculate the Lifetime Income Amount to equal the greater of the Lifetime Income Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus.



Bonuses, when applied, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Principal Plus for Life).



Step-Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount



RECALCULATION OF VALUES. If the Contract Value on any Step-Up Date is greater than the Guaranteed Withdrawal Balance on that date, we will recalculate the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount and, with respect to Principal Plus for Life, the Lifetime Income Amount. The recalculated Guaranteed Withdrawal Balance will equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). The recalculated Guaranteed Withdrawal Amount will equal the greater of the current Guaranteed Withdrawal Amount or 5% of the new Guaranteed Withdrawal Balance value and the recalculated Lifetime Income Amount will equal the greater of the current Lifetime Income Amount or 5% of the new Guaranteed Withdrawal Balance value.



STEP-UP DATES. Step-Up Dates occur only while a Principal Plus or Principal Plus for Life Rider is in effect. Under Principal Plus and for Contracts issued with the Principal Plus for Life Rider before February 13, 2006, we schedule the Step-Up Dates for every

3rd Contract Anniversary after the Contract Date (e.g. 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary. Contracts issued with the Principal Plus for Life Rider on and after February 13, 2006 may, subject to state approval, contain an enhanced schedule of Step-Up Dates. Under this enhanced schedule, Step-Up Dates under Principal Plus for Life include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary.



If you purchased a Principal Plus for Life Rider without the enhanced schedule, we may issue a special endorsement, in states where approved, after we have issued your Contract. This special endorsement to the Principal Plus for Life Rider will increase Step-Up Dates to include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, we will only schedule Step-Up Dates under the initial schedule.



STEP-UPS UNDER PRINCIPAL PLUS. Under Principal Plus, you may elect to increase ("Step-Up") the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to the recalculated value within 30 days following each Step-Up Date. Subject to state approval, however, we may issue a special endorsement to the Principal Plus Rider after we have issued the Contract. Under this special endorsement to the Principal Plus Rider, we will automatically increase the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to equal a higher recalculated value. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, you will need to elect a Step-Up within 30 days of the respective Step-Up Date if you choose to make it effective.



Each time a Step-Up goes into effect, the Principal Plus fee will change to reflect the stepped-up Guaranteed Withdrawal Balance value. We also reserve the right to increase the rate of the Principal Plus fee, up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up (see "Fees For Principal Plus And Principal Plus for Life").



If you decline a scheduled Step-Up, you will have the option to elect to Step-Up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the Guaranteed Withdrawal Balance and the special endorsement to your Principal Plus Rider is in effect, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.



STEP-UPS UNDER PRINCIPAL PLUS FOR LIFE. We will automatically increase ("Step-Up") the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we apply a Step-Up, we will also recalculate the Guaranteed Withdrawal Amount, the Lifetime Income Amount, and the Rider Fee (see "Principal Plus for Life Fee"). The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-Up or 5% of the new Guaranteed Withdrawal Balance value after the Step-Up and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-Up or 5% of the new Guaranteed Withdrawal Balance value after the Step-Up. We also reserve the right to increase the rate of the Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see "Principal Plus for Life Fee").



Under Principal Plus for Life, we will automatically Step-Up the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount and Lifetime Income Amount, if applicable) to equal a higher recalculated value. Each time a Step-Up goes into effect, the Principal Plus for Life fee will change to reflect the stepped-up Guaranteed Withdrawal Balance value. We also reserve the right to increase the rate of the Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see "Fees For Principal Plus And Principal Plus for Life").



If you decline an automatic scheduled Step-Up, you will have the option to elect to Step-Up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the Guaranteed Withdrawal Balance, we will thereafter resume automatic Step-Ups under the schedule in effect for your Contract.



Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Principal Plus for Life).


Additional Purchase Payments


EFFECT OF ADDITIONAL PURCHASE PAYMENTS. We will increase the total Guaranteed Withdrawal Balance by the amount of each additional Purchase Payment we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). In addition, we will recalculate the Guaranteed Withdrawal Amount and usually increase it to equal the lesser of: (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment. We will also recalculate the Lifetime Income Amount under Principal Plus for Life each time we accept an additional Purchase Payment after the Age 65 Anniversary

Date. We will not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the additional Purchase Payment.



Additional Purchase Payments, if accepted, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Principal Plus for Life).



PURCHASE PAYMENT LIMITS, IN GENERAL. You must obtain our prior approval if the Contract Value immediately following an additional Purchase Payment would exceed $1,000,000. We do not permit additional Purchase Payments during a Contract's "settlement phase," as described below. Other limitations on additional payments may vary by state.



SPECIAL PURCHASE PAYMENT LIMITS ON "NON-QUALIFIED" CONTRACTS. If we issue your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase Payments:



o on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.



SPECIAL PURCHASE PAYMENT LIMITS ON "QUALIFIED" CONTRACTS. If we issue your Contract in connection with a tax qualified retirement plan, including an IRA, we impose additional limits on your ability to make Purchase Payments:



o under Principal Plus, on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.



o under Principal Plus for Life, we will not accept an additional Purchase Payment on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your Contract after you become age 65), without our prior approval, if your total payments after the first Contract Anniversary exceed $100,000,



o under either Rider, we will only accept a Purchase Payment that qualifies as a "rollover contribution, for the year that you become age 70 1/2 and for any subsequent years, if your Contract is issued in connection with an IRA", but



o under either Rider, we will not accept any Purchase Payment after the oldest Owner becomes age 81.


You should consult with a qualified tax advisor for further information on tax rules affecting Qualified Contracts, including IRAs.


GENERAL RIGHT OF REFUSAL. WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We waive this right under Principal Plus for Life for additional payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.


Investment Options


While Principal Plus or Principal Plus for Life is in effect under your Contract, under our current rules you must invest 100% of your Contract Value at all times either:



a) among the Lifestyle, Index Allocation and Money Market Fund Investment Options available under your Contract (see "Available Lifestyle, Index Allocation And Money Market Fund Investment Options" below); or


b) in a manner consistent with any one of the Model Allocations available under your Contract (see "Available Model Allocations" below).


You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided 100% of your Contract Value is transferred. Withdrawals will be taken in accordance with our default procedures; you may not specify the Investment Option from which a withdrawal is to be made (see "Accumulation Period Provisions -- Withdrawals"). Subsequent Purchase Payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.



YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.



AVAILABLE LIFESTYLE, INDEX ALLOCATION AND MONEY MARKET INVESTMENT OPTIONS. You may allocate your Contract Value to any one, or any combination, of the available Lifestyle, Index Allocation or Money Market Fund Investment Options and you may also use our Dollar Cost Averaging ("DCA") program from the Money Market or a DCA fixed account Investment Option in connection with your selected Investment Options.



These Investment Options invest in the following Funds:


o    Lifestyle Growth

o    Lifestyle Balanced

o    Lifestyle Moderate

o    Lifestyle Conservative

o    Index Allocation

o    Money Market


FOR MORE INFORMATION REGARDING THESE FUNDS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH FUNDS, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THIS PROSPECTUS AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.



AVAILABLE MODEL ALLOCATIONS. You may allocate your entire Contract Value to one of the available Model Allocations, as shown below, and you may also use our Dollar Cost Averaging ("DCA") program from the DCA fixed account Investment Option in connection with your selected Model Allocation. You must, however, rebalance your entire Contract Value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between Investment Options other than to transfer 100% of your Contract Value to another Model Allocation or 100% to any one, or any combination of, the available Lifestyle, Index Allocation and Money Market Investment Options.


The Model Allocations are:


                                                             MODEL ALLOCATION
MODEL ALLOCATION NAME                                           PERCENTAGE                FUND NAME

Fundamental Holdings of America                                     25%
                                                                    25%                   American Growth-Income
                                                                    15%                   American Growth
                                                                    35%                   American International American Bond


Value Strategy (not available after February 10,
2006)(1)                                                            30%                   Equity-Income
                                                                    30%                   Core Equity
                                                                    20%                   Active Bond
                                                                    20%                   Strategic Bond

Growth Blend (not available after February 10,                      40%                   Blue Chip Growth
2006)(1)                                                            20%                   Active Bond Fund
                                                                    20%                   American Growth-Income
                                                                    20%                   Strategic Bond

Global Balanced                                                     30%                   Fundamental Value
                                                                    20%                   Global Bond
                                                                    25%                   Global Allocation
                                                                    25%                   American International

Blue Chip Balanced                                                  30%                   American Growth
                                                                    30%                   American Growth-Income
                                                                    40%                   Investment Quality Bond
                                                                    25%

Core Holdings of America
(not available after August 1, 2005)(1)                             25%                   American Growth-Income
                                                                    15%                   American Growth
                                                                                          American International
                                                                    35%                   Active Bond Fund

CoreSolution                                                        34%
(not available after April 30, 2005)(1)                             33%                   Strategic Income
                                                                                          U.S.Global Leaders Growth
                                                                    33%                   Classic Value

Value Blend                                                         40%                   Equity-Income
(not available after April 30, 2005)(1)                             20%                   American Growth
                                                                    20%                   Active Bond
                                                                    20%                   Strategic Bond

                                                             MODEL ALLOCATION
MODEL ALLOCATION NAME                                           PERCENTAGE                FUND NAME

                                                                    30%                   Global Bond
Global                                                              20%                   U.S. Large Cap
(not available after April 30, 2005)(1)                             20%                   Blue Chip Growth
                                                                    30%                   International Value





(1) If you allocated Contract Value to the Model Allocation shown on the last day it was available, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value (other than amounts in a Fixed Investment Option under our DCA program), including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any of the Lifestyle Funds, to any other Model Allocation, or to any Variable Investment Option other than as permitted in that Model Allocation.




IF YOU SELECT ONE OF THE MODEL ALLOCATIONS, THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT FUNDS REFERENCED ABOVE. YOUR INVESTMENT IN THE FUNDS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH FUND THAT COMPRISES THE MODEL ALLOCATIONS, INCLUDING INFORMATION RELATING TO EACH FUND'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN EACH FUND, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THIS PROSPECTUS AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.



WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an Investment Option, we will not allow transfers into the restricted Investment Option and you may not allocate Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the Contract.



We also reserve the right to limit the actual percentages you may allocate to certain Investment Options, to require that you choose certain Investment Options in conjunction with other Investment Options, to limit your ability to transfer between existing Investment Options and/or to require you to periodically rebalance existing Variable Investment Options to the percentages we require.


UNDER PRINCIPAL PLUS AND PRINCIPAL PLUS FOR LIFE, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE FOR THE RESPECTIVE BENEFIT.

Life Expectancy Distributions -- Principal Plus for Life

You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). Withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

o pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

o pursuant to Code Section 72(s)(2) upon the request of the Owner (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

o    as required or contemplated by Code Section 401(a)(9), Section 403(b)(10),
     Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

WE BASE OUR "LIFE EXPECTANCY" CALCULATIONS ON OUR UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR FOR FURTHER INFORMATION.


Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not, however, Reset your Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or the Lifetime Income Amount (with respect to Principal Plus for Life) if a withdrawal under our Life Expectancy Distribution program

(based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable.


The Company's Life Expectancy Amount for each year is equal to the greater of:


     the Contract Value as of the applicable date divided by the Owner's Life Expectancy; or



     the Guaranteed Withdrawal Balance as of the applicable date divided by the Owner's Life Expectancy.



The Life Expectancy Amount calculation provided under Principal Plus is based on the Company's understanding and interpretation of the requirement under tax law as of the date of this Prospectus applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under Principal Plus may not be sufficient to satisfy the requirement under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a reset of the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount. Please discuss these matters with your tax advisor prior to electing Principal Plus.

WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM IF BOTH THE CONTRACT VALUE AND THE GUARANTEED WITHDRAWAL BALANCE ARE DEPLETED TO ZERO. IF YOUR CONTRACT INCLUDES PRINCIPAL PLUS FOR LIFE, WE WILL MAKE CONTINUE TO MAKE DISTRIBUTIONS AS PART OF THE "SETTLEMENT PHASE," HOWEVER, IF THE LIFETIME INCOME AMOUNT IS GREATER THAN ZERO AND THE COVERED PERSON IS LIVING AT THAT TIME.



We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or (with respect to Principal Plus for
Life) the Lifetime Income Amount.


NO LOANS UNDER 403(b) PLANS. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if your Contract includes Principal Plus for Life.

Settlement Phase


IN GENERAL. We automatically make settlement payments during the "settlement phase" under Principal Plus and Principal Plus for Life. Under Principal Plus, the "settlement phase" begins if withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and the Guaranteed Withdrawal Balance immediately after the withdrawal is still greater than zero. Under Principal Plus for Life, the "settlement phase" begins if withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is still greater than zero. During the settlement phase under either Rider, your Contract will continue but all other rights and benefits under the Contract terminate, including death benefits and any additional Riders. We will not accept additional Purchase Payments and we will not deduct any charge for either benefit during the settlement phase. At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies, as described in the following sections.



PRINCIPAL PLUS SETTLEMENT PHASE. At the beginning of Principal Plus's settlement phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Guaranteed Withdrawal Balance depletes to zero (see "Life Expectancy Distributions"). If the Guaranteed Withdrawal Amount or the Life Expectancy Distribution, if applicable, for a Contract Year exceeds the Guaranteed Withdrawal Balance, however, then the settlement payment for that Contract Year will be limited to the Guaranteed Withdrawal Balance. The settlement payments will be paid no less frequently than annually. If any Owner dies during Principal Plus's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions -- Payment of Death Benefit" provision of this Prospectus.



This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum our current administrative procedures and Principal Plus continues (as described in "Effect of Payment of Death Benefit") and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions -- Payment of death benefit" provision of this Prospectus.


PRINCIPAL PLUS FOR LIFE SETTLEMENT PHASE. At the beginning of Principal Plus for Life's settlement phase, the settlement payment amount we permit you to choose varies:


o You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. We reduce any remaining Guaranteed Withdrawal Balance each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount (see "Effect of Withdrawals").



o You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect under your Contract and the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining Guaranteed Withdrawal Balance each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero (see "Life Expectancy Distributions"). After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value.



o We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Guaranteed Withdrawal Balance at the beginning of the settlement phase. If the Covered Person is alive when the Guaranteed Withdrawal Balance is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount.



o After the Age 65 Contract Anniversary, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount (see "Effect of Withdrawals" above). We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.


Death Benefits


DEATH BENEFITS BEFORE THE SETTLEMENT PHASE. If any Owner dies during the Accumulation Period but before the settlement phase, Principal Plus and Principal Plus for Life will end if the Beneficiary takes the death benefit as a lump sum under our current administrative procedures.


If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

IF THE BENEFICIARY IS THE DECEASED OWNER'S SPOUSE, PRINCIPAL PLUS:


- Continues if the Guaranteed Withdrawal Balance is greater than zero.



- Within 30 days following the date we determine the death benefit under the Contract, provides the Beneficiary with an option to elect to Step-Up the Guaranteed Withdrawal Balance if the death benefit on the date of determination is greater than the Guaranteed Withdrawal Balance.



- Enters the settlement phase if a withdrawal would deplete the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero. (Death benefit distributions will be treated as withdrawals. Some methods of death benefit distribution may result in distribution amounts in excess of both the Guaranteed Withdrawal Amount and the Life Expectancy Distributions. In such cases, the Guaranteed Withdrawal Balance may be automatically reset, thereby possibly reducing the Guaranteed Minimum Withdrawal Benefit provided under this Rider.)


- Continues to impose the Principal Plus fee.

- Continues to be eligible for any remaining Bonuses and Step-Ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-Up Dates will also be measured beginning from the death benefit determination date but the latest Step-Up date will be no later than the 30th Contract Anniversary after the Contract Date.

IF THE BENEFICIARY IS NOT THE DECEASED OWNER'S SPOUSE, PRINCIPAL PLUS:


Continues in the same manner as above, except that Principal Plus does not continue to be eligible for any remaining Bonuses and Step-Ups, other than the initial Step-Up of the Guaranteed Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit.



                                 THEN
IF THE BENEFICIARY  IS:          PRINCIPAL PLUS FOR LIFE:

1. The deceased Owner's spouse   - Does not continue with respect to the
and the deceased Owner is the    Lifetime Income Amount, but continues with
Covered Person                   respect to the Guaranteed Withdrawal Amount
                                 if the death benefit or the Guaranteed
                                 Withdrawal Balance is greater than zero. We
                                 will automatically Step-Up the Guaranteed
                                 Withdrawal Balance to equal the initial death
                                 benefit we determine, if greater than the
                                 Guaranteed Withdrawal Balance prior to the
                                 death benefit.

                                 - Enters the settlement phase if a withdrawal would deplete the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero.

                                 - Continues to impose the Principal Plus for Life fee.

                                 - Continues to be eligible for any remaining
                                 Bonuses and Step-Ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the spouse to opt out of the initial death benefit Step-Up, if any, and any future
                                 Step-Ups if we increase the rate of the
                                 Principal Plus for Life fee at that time.

2. Not the deceased Owner's      Continues in the same manner as 1., except
spouse and the deceased Owner    that Principal Plus for Life does not
is the Covered Person            continue to be eligible for any remaining
                                 Bonuses and Step-Ups, other than the initial
                                 Step-Up of the Guaranteed Withdrawal Balance
                                 to equal the death benefit, if greater than
                                 the Guaranteed Withdrawal Balance prior to
                                 the death benefit. We will permit the
                                 Beneficiary to opt out of the initial death
                                 benefit Step-Up, if any, if we increase the
                                 rate of the Principal Plus for Life fee at
                                 that time.

3. The deceased Owner's spouse   Continues in the same manner as 1., except
and the deceased Owner is not    that Principal Plus for Life continues with
the Covered Person               respect to the Lifetime Income Amount for the
                                 Beneficiary. If the Lifetime Income Amount
                                 has not been determined prior to the payment
                                 of any portion of the death benefit, we will
                                 determine the initial Lifetime Income Amount
                                 on an anniversary of the date we determine
                                 the death benefit after the Covered Person
                                 has reached age 65.

                                 THEN
IF THE BENEFICIARY  IS:          PRINCIPAL PLUS FOR LIFE:

4. Not the deceased Owner's      Continues in the same manner as 1., except
spouse and the deceased Owner    that Principal Plus for Life continues with
is not the Covered Person        respect to the Lifetime Income Amount for the
                                 Beneficiary. If the Lifetime Income Amount
                                 has not been determined prior to the payment
                                 of any portion of the death benefit, we will
                                 determine the initial Lifetime Income Amount
                                 on an anniversary of the date we determine
                                 the death benefit after the Covered Person
                                 has reached age 65.

                                 In this case, Principal Plus for Life does not continue to be eligible for any remaining
                                 Bonuses and Step-Ups, other than the initial
                                 Step-Up of the Guaranteed Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit. We will permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Principal Plus for Life fee at that time.




DEATH BENEFITS DURING THE SETTLEMENT PHASE. If you die during the settlement phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus or Principal Plus for Life Rider. (Under the Principal Plus for Life Rider, however, we reduce the Lifetime Income Amount to zero if the Covered Person dies during the settlement phase.) If the Beneficiary is the deceased Owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.


Termination


You may not terminate either the Principal Plus or the Principal Plus for Life Rider once it is in effect. The respective Rider terminates, automatically, however, upon the earliest of:


o the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or


o under Principal Plus, the date the Guaranteed Withdrawal Balance depletes to zero; or



o under Principal Plus for Life, the date the Contract Value, the Guaranteed Withdrawal Balance and the Lifetime Income Amount all equal zero; or


o    the Maturity Date under a Contract issued with Principal Plus; or

o    the date an Annuity Option begins under Principal Plus for Life; or

o    termination of the Contract.

Fees for Principal Plus and Principal Plus for Life


We charge an additional annual fee on each Contract Anniversary for Principal Plus and Principal Plus for Life. The Principal Plus fee is equal to 0.30% and the Principal Plus for Life fee is equal to 0.40% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent Purchase Payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the respective fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We do not deduct the fees during the settlement phase or after the Maturity Date once an Annuity Option under the Contract begins.


WE RESERVE THE RIGHT TO INCREASE THE FEES FOR PRINCIPAL PLUS AND/OR PRINCIPAL PLUS FOR LIFE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN ANY SUCH SITUATION, THE FEE WILL NEVER EXCEED 0.75%.


If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the Guaranteed Withdrawal Amount and (b) reduces the Contract Value to zero, we will deduct a pro rata share of the respective fee from the amount otherwise payable. We will determine the fee based on the Adjusted Guaranteed Withdrawal Balance. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the Contract begins.



If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus or Principal Plus for Life continues, we will determine the Adjusted Guaranteed Withdrawal Balance and the respective fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.



THE ADDITION OF A PRINCIPAL PLUS OR PRINCIPAL PLUS FOR LIFE RIDER TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND, FOR PRINCIPAL PLUS FOR LIFE, THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, THESE RIDERS LIMIT THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAIN AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND

VALUES, AND PROVIDE NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED ELSEWHERE IN THE PROSPECTUS.

EXAMPLES


The following examples provide hypothetical illustrations of the benefits provided under the Principal Plus and Principal Plus for Life optional benefit Riders. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.


Principal Plus - Examples


EXAMPLE 1. Assume a single purchase payment of $100,000, no additional purchase payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken in each of the first 20 Contract Years and there are no Step-Ups.



                                                                                                                  GUARANTEED
                                                                                                              WITHDRAWAL BALANCE
                                                 GUARANTEED                                                       ON CONTRACT
CONTRACT YEAR         PURCHASE PAYMENTS     WITHDRAWAL AMOUNT      WITHDRAWAL TAKEN           BONUS               ANNIVERSARY
     At issue               100,000                                                                                100,000A
            1                     0                 5,000(A)              5,000                     0                95,000
            2                     0                 5,000                 5,000(B)                  0(B)              90,000(C)
            3                     0                 5,000                 5,000                     0                85,000
            4                     0                 5,000                 5,000                     0                80,000
            5                     0                 5,000                 5,000                     0                75,000
           10                     0                 5,000                 5,000                     0                50,000
           20                     0                 5,000                 5,000                     0                     0(D)



(A) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000).



(B) In this example, withdrawals each year equal the Guaranteed Withdrawal Amount. There is no bonus in any year that a withdrawal is taken.



(C) Since the withdrawal taken is equal to the Guaranteed Withdrawal Amount, following the withdrawal the Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the withdrawal decreased by the amount of the withdrawal ($95,000 - $5,000 = $90,000).



(D) In this example, withdrawals equal to the Guaranteed Withdrawal Amount were taken each year for 20 years. At the end of 20 years, the Guaranteed Withdrawal Balance is zero and the rider will terminate.




EXAMPLE 2. Assume an initial purchase payment of $100,000, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years) and there are no Step-Ups.



                                               GUARANTEED                                                       GUARANTEED
                                               WITHDRAWAL                                                       WITHDRAWAL
                                              AMOUNT AFTER                                                  BENEFIT ON CONTRACT
CONTRACT YEAR      PURCHASE PAYMENTS        PURCHASE PAYMENT   WITHDRAWAL TAKEN           BONUS                 ANNIVERSARY
   At issue                 100,000                                                                               100,000
            1                     0                 5,000                    0             5,000(A)               105,000(A)
            2                10,000(B)              5,750(B)                 0             5,500                  120,500
            3                     0                 6,025                6,025(C)              0(D)               114,475(C)
            4                     0                 6,025                    0             5,500                  119,975
            5                     0                 6,025                    0             5,500                  125,475




(A) In this example, there is no withdrawal during the first contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $100,000 = $5,000). The Guaranteed Withdrawal Balance is increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The new Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 - $5,250).



(B) In this example, there is an additional purchase payment at the beginning of the second contract year. Prior to that purchase payment the Guaranteed Withdrawal Amount is $5,250, see footnote A above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 X (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 X $10,000)) = $5,750).



(C) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).



(D) No bonus is payable in any year that a withdrawal is taken.

EXAMPLE 3. Assume a single purchase payment of $100,000, no additional purchase payments are made, the owner elects to Step-Up the Guaranteed Withdrawal Balance at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset).



                                                                             HYPOTHETICAL
                                    GUARANTEED                                 CONTRACT                                GUARANTEED
                                    WITHDRAWAL                                 VALUE ON                                WITHDRAWAL
                                   AMOUNT AFTER                                CONTRACT                                BALANCE ON
                       PURCHASE      PURCHASE                              ANNIVERSARY PRIOR                            CONTRACT
CONTRACT YEAR          PAYMENTS       PAYMENT          WITHDRAWAL TAKEN         TO FEE             BONUS              ANNIVERSARY
     At issue          100,000                                                                                         100,000
            1                0            5,000                5,000               102,000             0                95,000
            2                0            5,000                5,000               103,828             0                90,000
            3                0            5,000                5,000               105,781(A)          0               105,781(A)
            4                0            5,289(B)             5,289                94,946             0               100,492
            5                0            5,289               10,000(C)             79,898(C)          0                79,898(C)



(A) At the end of contract year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $105,781.



(B) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289).



(C) At the end of year 5, there is a withdrawal of $10,000 which is greater than the Guaranteed Withdrawal Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount will be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995).


Principal Plus for Life- Examples


EXAMPLE 1. Assume a single Purchase Payment of $100,000 at Covered Person's age 55, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-Up Dates, so there is no Step-Up and the Covered Person survives at least 31 years from issue.



                                                                                                                      GUARANTEED
                                                                                                                 WITHDRAWAL BALANCE
                                         GUARANTEED      LIFETIME INCOME                                            ON CONTRACT
CONTRACT YEAR     PURCHASE PAYMENTS  WITHDRAWAL AMOUNT       AMOUNT         WITHDRAWAL TAKEN        BONUS           ANNIVERSARY
  At issue             $100,000              N/A                N/A              $    0           $    0              $100,000(A)
      1                       0           $5,000(A)             N/A                   0            5,000(B)            105,000(C)
      2                       0             5250(C)             N/A                   0            5,000               110,000
      3                       0            5,500                N/A                   0            5,000               115,000
      4                       0            5,750                N/A                   0            5,000               120,000
      5                       0            6,000                N/A                   0            5,000               125,000
      6                       0            6,250                N/A                   0            5,000               130,000
      7                       0            6,500                N/A                   0            5,000               135,000
      8                       0            6,750                N/A                   0            5,000               140,000
      9                       0            7,000                N/A                   0            5,000               145,000
     10                       0            7,250                N/A                   0            5,000               150,000
     11                       0            7,500             $7,500(D)            7,500                0               142,500
     12                       0            7,500              7,500               7,500                0               135,000
     13                       0            7,500              7,500               7,500                0               127,500
     14                       0            7,500              7,500               7,500                0               120,000
     15                       0            7,500              7,500               7,500                0               112,500
     20                       0            7,500              7,500               7,500                0                75,000
     25                       0            7,500              7,500               7,500                0                37,500
     30                       0            7,500              7,500               7,500                0                     0
     31+                      0                0              7,500               7,500                0                     0

(A) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000).



(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $100,000 = $5,000).



(C) Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 = $5,250).



(D) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 X $150,000 = $7,500).



EXAMPLE 2. Assume an initial Purchase Payment of $100,000 at Covered Person's age 65, an additional Purchase Payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the Contract Value at the end of year 3 is less than the Guaranteed Withdrawal Balance so there is no step-up.



                                        GUARANTEED          LIFETIME                                                 GUARANTEED
                                        WITHDRAWAL        INCOME AMOUNT                                          WITHDRAWAL BALANCE
                                       AMOUNT AFTER      AFTER PURCHASE                                             ON CONTRACT
CONTRACT YEAR     PURCHASE PAYMENTS  PURCHASE PAYMENT        PAYMENT       WITHDRAWAL TAKEN        BONUS            ANNIVERSARY
  At issue            $100,000                 --                N/A            $     0          $      0            $100,000
      1                      0            $ 5,000             $5,000                  0             5,000             105,000
      2                 10,000(A)           5,750(A)           5,750                  0             5,500(B)          120,500
      3                      0              6,025              6,025              6,025(C)              0(D)          114,475(C)
      4                      0              6,025              6,025                  0             5,500             119,975
      5                      0              6,025              6,025                  0             5,500             125,475



(A) In this example, there is an additional purchase payment at the beginning of the second contract year. Prior to that purchase payment the Guaranteed Withdrawal Amount is $5,250, as in Example 1 above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 X (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 X $10,000)) = $5,750).



(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $110,000 = $5,500).



(C) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).



(D) No bonus is payable in any year that a withdrawal is taken.




EXAMPLE 3. Assume a single Purchase Payment of $100,000 at age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-Up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.



                                                                                            HYPOTHETICAL
                                   GUARANTEED         LIFETIME                           CONTRACT VALUE ON         GUARANTEED
                                  WITHDRAWAL       INCOME AMOUNT                              CONTRACT        WITHDRAWAL BALANCE
                 PURCHASE        AMOUNT AFTER     AFTER PURCHASE                         ANNIVERSARY PRIOR        ON CONTRACT
CONTRACT YEAR    PAYMENTS      PURCHASE PAYMENT       PAYMENT        WITHDRAWAL TAKEN       TO RIDER FEE          ANNIVERSARY
   At issue      $100,000            $    --           $   --             $      --          $       --            $100,000
      1                 0              5,000               --                 5,000             102,000              95,000
      2                 0              5,000               --                 5,000             103,828              90,000(A)
      3                 0              5,000            4,500(A)              5,000             105,781(B)          105,781(B)
      4                 0              5,289(C)         5,289(C)              5,289              94,946             100,492
      5                 0              5,289            5,289                10,000(C)           79,898              79,898
      6                 0              3,995(D)         3,995(D)

(A) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $90,000 = $4,500). In this example, since withdrawals were taken prior to the age 65 Contract Anniversary, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.



(B) At the end of contract year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $105,781.



(C) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289).



(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995).

             Appendix E: Optional Guaranteed Minimum Income Benefits



This Appendix provides a general description of the optional guaranteed minimum income benefit Riders that may have been available at the time you purchased a Venture Contract. If you purchased an optional guaranteed minimum income benefit Rider, you will pay the monthly charge shown in the Fee Tables for that benefit as long as it is in effect.



YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY GUARANTEED MINIMUM INCOME BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the Tax Considerations section of the Prospectus for information about optional benefit Riders.



The following is a list of the various optional guaranteed minimum income benefits that you may have had available to you at issue. Not all Riders were available at the same time or in all states.



         John Hancock USA
         Guaranteed Retirement Income Program I
         Guaranteed Retirement Income Program II
         Guaranteed Retirement Income Program III



         John Hancock New York
         Guaranteed Retirement Income Program I
         Guaranteed Retirement Income Program II



The optional Guaranteed Retirement Income Benefits guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the Guaranteed Retirement Income Benefit Rider. If the Guaranteed Retirement Income Benefit is exercised and the monthly annuity benefit payments available under the Contract are greater than the monthly annuity benefit payments provided by Guaranteed Retirement Income Benefit, we will pay the monthly annuity benefit payments available under the Contract. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders are irrevocable and may only be terminated as described below.



JOHN HANCOCK USA



Availability of Guaranteed Retirement Income Program



John Hancock USA offered three versions of the Guaranteed Retirement Income Program. Guaranteed Retirement Income Program I was available for Contracts issued between May 1998 and June 2001 (beginning and end dates may vary by state). Guaranteed Retirement Income Program II was available for Contracts issued between July 2001, and May 2003 (beginning and end dates may vary by state). Guaranteed Retirement Income Program III was available for Contracts issued between May 2003 and May 2004 (beginning and end dates may vary by state). We describe differences between Guaranteed Retirement Income Program I, Guaranteed Retirement Income Program II and Guaranteed Retirement Income Program III are described below.



CONDITIONS OF EXERCISE. The Guaranteed Retirement Income Program benefit may be exercised subject to the following conditions:



o may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and



o must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.



Guaranteed Retirement Income Program I



The Income Base applied in determining the amount of Guaranteed Retirement Income Program annuity benefit payments is defined below. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Program benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.



THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME PROGRAM MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.


INCOME BASE: The Income Base is equal to (a) less (b), where:


     (a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and


     (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

GUARANTEED RETIREMENT INCOME PROGRAM I GROWTH FACTOR: The growth factor for Guaranteed Retirement Income Program I is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.



INCOME BASE REDUCTIONS: Partial withdrawals will reduce the Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



STEP-UP OF INCOME BASE: Within 30 days immediately following any Contract Anniversary, you may elect in writing to step-up the Income Base to the Contract Value on that Contract Anniversary. If you elect to step-up the Income Base, the earliest date that you may exercise Guaranteed Retirement Income Program is extended to the 7th Contract Anniversary following the date the step-up is effective (the "Step-Up Date").



Following a step-up of the Income Base, the Income Base as of the Step-Up Date is equal to the Contract Value on the Step-Up Date. For purposes of subsequent calculation of the Income Base, the Contract Value on the Step-Up Date will be treated as a Purchase Payment made on that date, and all Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the Step-Up Date will not be considered.



Guaranteed Retirement Income Program II and Guaranteed Retirement Income Program III



The Income Base applied in determining the amount of Guaranteed Retirement Income Program annuity benefit payments is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Program benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.



THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME PROGRAM MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.


GROWTH FACTOR INCOME BASE: The Growth Factor Income Base is equal to (a) less
(b), where:


          (a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and


          (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.


GUARANTEED RETIREMENT INCOME PROGRAM II GROWTH FACTOR: The growth factor for Guaranteed Retirement Income Program II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.



GUARANTEED RETIREMENT INCOME PROGRAM III GROWTH FACTOR: The growth factor is 5% per annum if the oldest Annuitant is 75 or younger at issue, and 3% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.



STEP-UP INCOME BASE: The Step-Up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Program and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.



GUARANTEED RETIREMENT INCOME PROGRAM II INCOME BASE REDUCTIONS: Partial withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



GUARANTEED RETIREMENT INCOME PROGRAM III INCOME BASE REDUCTIONS: If total partial withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next Contract Anniversary by the dollar amount of the partial withdrawal. If total partial withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal. In any Contract Year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous Contract Anniversary by the growth factor indicated below.

Partial withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



MONTHLY INCOME FACTORS: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see "Pay-Out Period Provisions -- Annuity Options").



     Life Annuity with a 10-Year Period Certain -- Available for both Guaranteed Retirement Income Program II and Guaranteed Retirement Income Program III.



     Joint and Survivor Life Annuity with a 20-Year Period Certain -- Available for Contracts with Guaranteed Retirement Income Program II issued prior to January 27, 2003 (availability may vary by state).



     Joint and Survivor Life Annuity with a 10-Year Period Certain - Available for Guaranteed Retirement Income Program III and for Contracts issued with Guaranteed Retirement Income Program II on or after January 27, 2003 (availability may vary by state).



The Monthly Income Factors are described in the Guaranteed Retirement Income Program Rider. When you exercise Guaranteed Retirement Income Program, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)



If your Contract has been issued with a Guaranteed Retirement Income Program Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.



Guaranteed Retirement Income Program Fee



The risk assumed by us associated with Guaranteed Retirement Income Program is that annuity benefits payable under Guaranteed Retirement Income Program are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "Guaranteed Retirement Income Program Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Program Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Program Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Program Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.



GUARANTEED RETIREMENT INCOME PROGRAM RIDER                        ANNUAL FEE
Guaranteed Retirement Income Program I                             0.25%
Guaranteed Retirement Income Program II                            0.45%
Guaranteed Retirement Income Program III                           0.50%



If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Program Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Program Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Program Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Program Fee, the commencement of annuity benefit payments will be treated as a full withdrawal.



Termination of Guaranteed Retirement Income Program



Guaranteed Retirement Income Program will terminate upon the earliest to occur of:



o the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;


o    the termination of the Contract for any reason; or


o    the exercise of the Guaranteed Retirement Income Program benefit.


Qualified Plans


The use of Guaranteed Retirement Income Program is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if Guaranteed Retirement Income Program is not exercised under a qualified plan while you are alive, your Beneficiary may be unable to exercise the benefit under Guaranteed Retirement Income Program.



Hence, you should consider that since (a) Guaranteed Retirement Income Program may not be exercised until the 10th Contract Anniversary after its election and
(b) the election of Guaranteed Retirement Income Program is irrevocable, there can be circumstances under a qualified plan in which a Guaranteed Retirement Income Program fee (discussed above) will be imposed, even though Guaranteed Retirement Income Program may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.



In addition, the presence of an optional benefit, such as Guaranteed Retirement Income Program, could affect the amount of the required minimum distribution that must be made under your Contract.



In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of Guaranteed Retirement Income Program, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.



GUARANTEED RETIREMENT INCOME PROGRAM DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GUARANTEED RETIREMENT INCOME PROGRAM SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME PROGRAM BENEFIT.



JOHN HANCOCK NEW YORK






Availability of Guaranteed Retirement Income Program



John Hancock NY offered two versions of the Guaranteed Retirement Income Program were offered. Guaranteed Retirement Income Program I was available for Contracts issued between September 10, 2001, and July 21, 2003. Guaranteed Retirement Income Program II was available for Contracts issued between December 2, 2002 and June 11, 2004. Any differences between Guaranteed Retirement Income Program I and Guaranteed Retirement Income Program II are described below.



CONDITIONS OF EXERCISE. The Guaranteed Retirement Income Program benefit may be exercised subject to the following conditions:



o may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and



o must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.


Income Base


The Income Base applied in determining the amount of Guaranteed Retirement Income Program annuity benefit payments is the greater of (i) the Growth Factor Income Base (Guaranteed Retirement Income Program II only) or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Program benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.



THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME PROGRAM MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.



GROWTH FACTOR INCOME BASE (GUARANTEED RETIREMENT INCOME PROGRAM II ONLY): The Growth Factor Income Base is equal to (a) less (b), where:



     (a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and


     (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.


GROWTH FACTOR: The growth factor for Guaranteed Retirement Income Program II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.

STEP-UP INCOME BASE: The Step-Up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Program and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.



INCOME BASE REDUCTIONS: Partial withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



Partial withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



MONTHLY INCOME FACTORS: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see "Pay-Out Period Provisions -- Annuity Options"):


o    Life Annuity with a 10-Year Period Certain;

o    Joint and Survivor Life Annuity with a 20-Year Period Certain.


The Monthly Income Factors are described in the Guaranteed Retirement Income Program Rider. When you exercise Guaranteed Retirement Income Program, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)



If your Contract has been issued with a Guaranteed Retirement Income Program Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.



Guaranteed Retirement Income Program Fee



The risk assumed by us associated with Guaranteed Retirement Income Program is that annuity benefits payable under Guaranteed Retirement Income Program are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "Guaranteed Retirement Income Program Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Program Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Program Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Program Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.



GUARANTEED RETIREMENT INCOME PROGRAM RIDER             ANNUAL FEE
Guaranteed Retirement Income Program I                 0.30%
Guaranteed Retirement Income Program II                0.45%



If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Program Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Program Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Program Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Program Fee, the commencement of annuity benefit payments will be treated as a full withdrawal



Termination of Guaranteed Retirement Income Program



Guaranteed Retirement Income Program will terminate upon the earliest to occur of:



o the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;


o    the termination of the Contract for any reason; or


o    the exercise of the Guaranteed Retirement Income Program benefit.


Qualified Plans


The use of Guaranteed Retirement Income Program is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if Guaranteed Retirement Income Program is not exercised under a qualified plan while you are alive, your Beneficiary may be unable to exercise the benefit under Guaranteed Retirement Income Program.

You should consider that since (a) Guaranteed Retirement Income Program may not be exercised until the 10th Contract Anniversary after its election and (b) the election of Guaranteed Retirement Income Program is irrevocable, there can be circumstances under a qualified plan in which a Guaranteed Retirement Income Program fee (discussed above) will be imposed, even though Guaranteed Retirement Income Program may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.



In addition, the presence of an optional benefit, such as Guaranteed Retirement Income Program, could affect the amount of the required minimum distribution that must be made under your Contract.



In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of Guaranteed Retirement Income Program, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.



 GUARANTEED RETIREMENT INCOME PROGRAM DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GUARANTEED RETIREMENT INCOME PROGRAM SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME PROGRAM BENEFIT.

                 Appendix U: Tables of Accumulation Unit Values



The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of Accumulation Units for each Variable Investment Option during the periods shown.



We use accumulation units to measure the value of your investment in a particular Variable Investment Option. Each Accumulation Unit reflects the value of underlying shares of a particular Fund (including dividends and distributions made by that Fund), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see the Fee Tables section of the Prospectus for additional information on these charges.)



The table contains information on different classes of Accumulation Units because we deduct different levels of daily charges. In particular, the table shows accumulation units reflecting the daily charges for:



o    Ven 24, Ven 22 and Ven 20 Contracts with no optional benefit Riders;



o Ven 22 and Ven 20 Contracts with the Guaranteed Earnings Multiplier optional benefit Rider;



o    Ven 24 Contracts with the Payment Enhancement optional benefit Rider;



o    Ven 9, Ven 6 and Ven 7 Contracts with no optional benefit Riders;



o    Ven 3 Contracts with no optional benefit Riders.



Please note that Guaranteed Retirement Income Program, Guaranteed Retirement Income Program II, Guaranteed Retirement Income Program III, Principal Plus, Principal Plus for Life and Triple Protection death benefit are deducted from Contract Value and, therefore, are not reflected in the accumulation unit values.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
               ACCUMULATION UNIT VALUES- VENTURE VARIABLE ANNUITY

                                YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR     YEAR     YEAR
                                ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98 12/31/97 12/31/96
                             -----------------------------------------------------------------------------------------------------
500 INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year $13.981973 $12.890992 $10.232056 $12.500000        --         --       --        --       --       --
        Value at End of Year  14.355712  13.981973  12.890992  10.232056        --         --       --        --       --       --
     Ven 20, 21 No. of Units  1,225,205  1,250,479  1,096,693    312,367        --         --       --        --       --       --
         Ven 24 No. of Units    453,984    472,832    344,259     85,184        --         --       --        --       --       --

Ven 21, 20 Contracts with GEM

      Value at Start of Year  13.908408  12.848905  10.219044  12.500000        --         --       --        --       --       --
        Value at End of Year  14.251751  13.908408  12.848905  10.219044        --         --       --        --       --       --
                No. of Units    127,884    131,553    113,154      6,296        --         --       --        --       --       --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year  13.853451  12.817386  10.209272  12.500000        --         --       --        --       --       --
        Value at End of Year  14.174210  13.853451  12.817386  10.209272        --         --       --        --       --       --
                No. of Units    361,467    353,819    264,511     58,512        --         --       --        --       --       --

500 INDEX TRUST - SERIES I SHARES (units first credited 5-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year  10.146482   9.332415   7.393241   9.677729 11.200577  12.500000       --        --       --       --
        Value at End of Year  10.434774  10.146482   9.332415   7.393241  9.677729  11.200577       --        --       --       --
     Ven 20, 21 No. of Units  7,431,295  9,056,577  9,910,540  9,560,366 8,341,963  3,372,404       --        --       --       --
         Ven 24 No. of Units    254,131    340,730    301,338    325,150   237,911     61,502       --        --       --       --

Ven 21, 20 Contracts with GEM

      Value at Start of Year  10.891210  10.037495   7.967712  10.450629 12.500000         --       --        --       --       --
        Value at End of Year  11.178350  10.891210  10.037495   7.967712 10.450629         --       --        --       --       --
                No. of Units     57,668     67,142    107,257    106,231    34,656         --       --        --       --       --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year  10.287669   9.495529   7.548807   9.916084 11.516966         --       --        --       --       --
        Value at End of Year  10.543123  10.287669   9.495529   7.548807  9.916084         --       --        --       --       --
                No. of Units    487,495    621,415    543,810    446,244   237,911         --       --        --       --       --

Ven 9, 8,7 Contracts with no Optional Riders

      Value at Start of Year  10.146482   9.332415   7.393241   9.677729 11.200577  12.500000       --        --       --       --
        Value at End of Year  10.434774  10.146482   9.332415   7.393241  9.677729  11.200577       --        --       --       --
       Ven 7, 8 No. of Units    579,086    697,016    871,491    863,970   571,972    436,748       --        --       --       --
          Ven 9 No. of Units    157,718    254,069    196,202    429,028   294,074     66,524       --        --       --       --

Ven 3 Contracts with no Optional Riders

      Value at Start of Year  10.146482   9.332415   7.393241   9.677729 11.200577  12.500000       --        --       --       --
        Value at End of Year  10.434774  10.146482   9.332415   7.393241  9.677729  11.200577       --        --       --       --
                No. of Units     36,694     35,016     36,077     27,155    31,853     15,118       --        --       --       --

ACTIVE BOND TRUST - SERIES II SHARES (units first credited 4-29-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year  12.500000         --         --         --        --         --       --        --       --       --
        Value at End of Year  12.567393         --         --         --        --         --       --        --       --       --
     Ven 20, 21 No. of Units  7,813,643         --         --         --        --         --       --        --       --       --
         Ven 24 No. of Units  1,350,107         --         --         --        --         --       --        --       --       --

Ven 21, 20 Contracts with GEM

      Value at Start of Year  12.500000         --         --         --        --         --       --        --       --       --

                                YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR     YEAR     YEAR
                                ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98 12/31/97 12/31/96
                             -----------------------------------------------------------------------------------------------------
        Value at End of Year  12.550538         --         --         --        --        --       --         --      --        --
                No. of Units    312,540         --         --         --        --        --       --         --      --        --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year  12.500000         --         --         --        --        --       --         --      --        --
        Value at End of Year  12.537911         --         --         --        --        --       --         --      --        --
                No. of Units  1,442,961         --         --         --        --        --       --         --      --        --

Ven 9, 8, 7 Contracts with no Optional Riders

      Value at Start of Year  12.500000         --         --         --        --        --       --         --      --        --
        Value at End of Year  12.567393         --         --         --        --        --       --         --      --        --
          Ven 9 No. of Units        253         --         --         --        --        --       --         --      --        --

                              YEAR       YEAR       YEAR      YEAR      YEAR       YEAR       YEAR       YEAR      YEAR       YEAR
                              ENDED      ENDED      ENDED     ENDED     ENDED      ENDED      ENDED     ENDED      ENDED     ENDED
                            12/31/05   12/31/04   12/31/03  12/31/02  12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                           ---------------------------------------------------------------------------------------------------------
ACTIVE BOND TRUST - SERIES I SHARES (units first credited 4-29-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits

    Value at Start of Year $12.500000         --        --        --         --         --         --         --         --     --
      Value at End of Year  12.580342         --        --        --         --         --         --         --         --     --
   Ven 20, 21 No. of Units  3,779,743         --        --        --         --         --         --         --         --     --
       Ven 24 No. of Units    140,653         --        --        --         --         --         --         --         --     --

Ven 21, 20 Contracts with GEM

    Value at Start of Year  12.500000         --        --        --         --         --         --         --         --     --
      Value at End of Year  12.563464         --        --        --         --         --         --         --         --     --
              No. of Units     43,655         --        --        --         --         --         --         --         --     --

Ven 24 Contracts with Payment Enhancement

    Value at Start of Year  12.500000         --        --        --         --         --         --         --         --     --
      Value at End of Year  12.550821         --        --        --         --         --         --         --         --     --
              No. of Units    361,780         --        --        --         --         --         --         --         --     --

Ven 9, 8,7 Contracts with no Optional Riders

    Value at Start of Year  12.500000         --        --        --         --         --         --         --         --     --
      Value at End of Year  12.580342         --        --        --         --         --         --         --         --     --
     Ven 7, 8 No. of Units  2,428,159         --        --        --         --         --         --         --         --     --
        Ven 9 No. of Units    258,204         --        --        --         --         --         --         --         --     --

Ven 3 Contracts with no Optional Riders

    Value at Start of Year  12.500000         --        --        --         --         --         --         --         --     --
      Value at End of Year  12.580342         --        --        --         --         --         --         --         --     --
              No. of Units    950,426         --        --        --         --         --         --         --         --     --

AGGRESSIVE GROWTH TRUST (MERGED INTO MID CAP STOCK TRUST EFF 5-1-2005)- SERIES II SHARES (units first credited 5-13-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits

    Value at Start of Year         --  12.607074  9.571530 12.500000         --         --         --         --         --     --
      Value at End of Year         --  13.575947 12.607074  9.571530         --         --         --         --         --     --
   Ven 20, 21 No. of Units         --    567,063   513,320   154,361         --         --         --         --         --     --
       Ven 24 No. of Units         --    199,068   149,385    42,198         --         --         --         --         --     --

Ven 21, 20 Contracts with GEM

    Value at Start of Year         --  12.565898  9.559332 12.500000         --         --         --         --         --     --
      Value at End of Year         --  13.504490 12.565898  9.559332         --         --         --         --         --     --
              No. of Units         --     54,887    63,237    18,334         --         --         --         --         --     --

Ven 24 Contracts with Payment Enhancement

    Value at Start of Year         --  12.535104  9.550203 12.500000         --         --         --         --         --     --
      Value at End of Year         --  13.451149 12.535104  9.550203         --         --         --         --         --     --
              No. of Units         --     93,182    58,322    32,572         --         --         --         --         --     --

AGGRESSIVE GROWTH TRUST (MERGED INTO MID CAP STOCK TRUST EFF 5-1-2005)- SERIES II SHARES (units first credited 1-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits

    Value at Start of Year         --  12.039961  9.120311 12.326027  16.889157  16.628126  12.680777  12.327066  12.500000     --
      Value at End of Year         --  12.971720 12.039961  9.120311  12.326027  16.889157  16.628126  12.680777  12.327066     --
   Ven 20, 21 No. of Units         --  7,370,975 9,002,683 9,780,531 11,254,683 10,422,393  3,817,588  2,618,135  2,202,953     --
       Ven 24 No. of Units         --    336,022   444,899   481,914    515,448    470,760     88,070         --         --     --

Ven 21, 20 Contracts with GEM

    Value at Start of Year         --   8.776337  6.661388  9.020870  12.500000         --         --         --         --     --
      Value at End of Year         --   9.436575  8.776337  6.661388   9.020870         --         --         --         --     --
              No. of Units         --     54,792    61,592    64,403    400,458         --         --         --         --     --

Ven 24 Contracts with Payment Enhancement

    Value at Start of Year         --   7.888253  5.996302  8.132426  11.182499         --         --         --         --     --
      Value at End of Year         --   8.468944  7.888253  5.996302   8.132426         --         --         --         --     --
              No. of Units         --    395,958   452,125   462,774    271,521         --         --         --         --     --

                              YEAR       YEAR       YEAR      YEAR      YEAR       YEAR       YEAR       YEAR      YEAR      YEAR
                              ENDED      ENDED      ENDED     ENDED     ENDED      ENDED      ENDED     ENDED      ENDED    ENDED
                            12/31/05   12/31/04   12/31/03  12/31/02  12/31/01   12/31/00   12/31/99   12/31/98   12/31/97 12/31/96
                           ---------------------------------------------------------------------------------------------------------
Ven 9, 8,7 Contracts with no Optional Riders

    Value at Start of Year         --  12.039961  9.120311 12.326027  16.889157  16.628126  12.680777  12.327066 12.500000      --
      Value at End of Year         --  12.971720 12.039961  9.120311  12.326027  16.889157  16.628126  12.680777 12.327066      --
     Ven 7, 8 No. of Units         --    573,749   745,064   843,050  1,072,108  1,506,390    787,936  1,089,413 1,071,664      --
        Ven 9 No. of Units         --    224,663   367,517   352,330    413,862    548,723    302,621    319,349   188,114      --

                              YEAR       YEAR       YEAR      YEAR      YEAR          YEAR       YEAR
                              ENDED      ENDED      ENDED     ENDED     ENDED         ENDED      ENDED
                            12/31/05   12/31/04   12/31/03  12/31/02  12/31/01      12/31/00    12/31/99
                           -------------------------------------------------------------------------------
Ven 3 Contracts with no Optional Riders

    Value at Start of Year         -- $12.039961 $ 9.120311 $12.326027 $ 16.889157 $ 16.628126 $12.680777
      Value at End of Year         --  12.971720  12.039961   9.120311   12.326027   16.889157  16.628126
              No. of Units         --     38,592     54,025     47,672      48,674      76,525     27,501

ALL CAP CORE TRUST (FORMERLY GROWTH TRUST) -  SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts  with no Optional Benefits

    Value at Start of Year  15.611671  13.642000  10.539761  12.500000          --          --         --
      Value at End of Year  16.764082  15.611671  13.642000  10.539761          --          --         --
   Ven 20, 21 No. of Units    130,017    142,419    100,996     58,383          --          --         --
       Ven 24 No. of Units     16,165     14,031     10,611      3,755          --          --         --

Ven 21, 20 Contracts with GEM

    Value at Start of Year  15.529505  13.597435  10.526345  12.500000          --          --         --
      Value at End of Year  16.642648  15.529505  13.597435  10.526345          --          --         --
              No. of Units      5,894      5,602      3,972        147          --          --         --

Ven 24 Contracts with Payment Enhancement

    Value at Start of Year  15.468201  13.564126  10.516293  12.500000          --          --         --
      Value at End of Year  16.552193  15.468201  13.564126  10.516293          --          --         --
              No. of Units     13,357     11,137      4,810      1,371          --          --         --

Ven 9, 8,7 Contracts with  no Optional Riders

    Value at Start of Year  15.611671         --         --         --          --          --         --
      Value at End of Year  16.764082         --         --         --          --          --         --
        Ven 9 No. of Units        313         --         --         --          --          --         --

Ven 3 Contracts with no Optional Riders

    Value at Start of Year  15.611671         --         --         --          --          --         --
      Value at End of Year  16.764082         --         --         --          --          --         --
              No. of Units        149         --         --         --          --          --         --

ALL CAP CORE TRUST (FORMERLY GROWTH TRUST) - SERIES I SHARES (units first credited 7-15-1996)
Ven 24, 22, 20 Contracts with no Optional Benefits

    Value at Start of Year  17.113549  14.919288  11.501386  15.600316   20.120816   28.060585  20.739989
      Value at End of Year  18.408599  17.113549  14.919288  11.501386   15.600316   20.120816  28.060585
   Ven 20, 21 No. of Units  5,317,776  6,316,179  7,678,603  9,380,988  12,268,522  14,881,833  9,747,951
       Ven 24 No. of Units    153,969    175,743    215,705    251,358     299,501     253,992     59,898

Ven 21, 20 Contracts with GEM

    Value at Start of Year   9.992305   8.728600   6.742395   9.163627   12.500000          --         --
      Value at End of Year  10.727059   9.992305   8.728600   6.742395    9.163627          --         --
              No. of Units     25,817     32,414     30,500     29,233      14,344          --         --

Ven 24 Contracts with Payment Enhancement

    Value at Start of Year   7.623095   6.669038   5.159206   7.022468    9.089389          --         --
      Value at End of Year   8.171404   7.623095   6.669038   5.159206    7.022468          --         --
              No. of Units    172,569    210,053    273,881    257,701     173,641          --         --

Ven 9, 8,7 Contracts with no Optional Riders

    Value at Start of Year  17.113549  14.919288  11.501386  15.600316   20.120816   28.060585  20.739989
      Value at End of Year  18.408599  17.113549  14.919288  11.501386   15.600316   20.120816  28.060585
     Ven 7, 8 No. of Units    775,887  1,026,608  1,274,268  1,630,125   2,120,101   3,358,777  3,741,117
        Ven 9 No. of Units    313,453    418,096    520,711    624,455     797,877   1,019,262  1,007,471

Ven 3 Contracts with no Optional Riders

    Value at Start of Year  17.113549  14.919288  11.501386  15.600316   20.120816   28.060585  20.739989
      Value at End of Year  18.408599  17.113549  14.919288  11.501386   15.600316   20.120816  28.060585
              No. of Units     35,814     43,383     53,510     80,427     128,701     173,914    189,827

ALL CAP GROWTH TRUST -  SERIES II SHARES (units first credited 5-13-2002)

                             YEAR       YEAR       YEAR
                             ENDED      ENDED     ENDED
                            12/31/98   12/31/97   12/31/96
                           --------------------------------
Ven 3 Contracts with no Optional Riders

    Value at Start of Year $12.327066 $12.500000         --
      Value at End of Year  12.680777  12.327066         --
              No. of Units     17,454     49,469         --

ALL CAP CORE TRUST (FORMERLY GROWTH TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts  with no Optional Benefits

    Value at Start of Year         --         --         --
      Value at End of Year         --         --         --
   Ven 20, 21 No. of Units         --         --         --
       Ven 24 No. of Units         --         --         --

Ven 21, 20 Contracts with GEM

    Value at Start of Year         --         --         --
      Value at End of Year         --         --         --
              No. of Units         --         --         --

Ven 24 Contracts with Payment Enhancement

    Value at Start of Year         --         --         --
      Value at End of Year         --         --         --
              No. of Units         --         --         --

Ven 9, 8,7 Contracts with no Optional Riders

    Value at Start of Year         --         --         --
      Value at End of Year         --         --         --
        Ven 9 No. of Units         --         --         --

Ven 3 Contracts with no Optional Riders

    Value at Start of Year         --         --         --
      Value at End of Year         --         --         --
              No. of Units         --         --         --

ALL CAP CORE TRUST (FORMERLY GROWTH TRUST) - SERIES I SHARES (units first credited 7-15-1996)
Ven 24, 22, 20 Contracts with no Optional Benefits

    Value at Start of Year  16.968111  13.727312  12.500000
      Value at End of Year  20.739989  16.968111  13.727312
   Ven 20, 21 No. of Units  5,951,480  4,250,304  1,881,810
       Ven 24 No. of Units         --         --         --

Ven 21, 20 Contracts with  GEM

    Value at Start of Year         --         --         --
      Value at End of Year         --         --         --
              No. of Units         --         --         --

Ven 24 Contracts with Payment Enhancement

    Value at Start of Year         --         --         --
      Value at End of Year         --         --         --
              No. of Units         --         --         --

Ven 9, 8,7 Contracts with no Optional Riders

    Value at Start of Year  16.968111  13.727312  12.500000
      Value at End of Year  20.739989  16.968111  13.727312
     Ven 7, 8 No. of Units  2,993,344  2,599,081  1,802,762
        Ven 9 No. of Units    694,842    426,278    140,313

Ven 3 Contracts with no Optional Riders

    Value at Start of Year  16.968111  13.727312  12.500000
      Value at End of Year  20.739989  16.968111  13.727312
              No. of Units    157,427    109,553     79,416

ALL CAP GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)

                              YEAR       YEAR       YEAR      YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR
                              ENDED      ENDED      ENDED     ENDED      ENDED      ENDED      ENDED     ENDED      ENDED    ENDED
                            12/31/05   12/31/04   12/31/03  12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97 12/31/96
                           ---------------------------------------------------------------------------------------------------------
Ven 24, 22, 20 Contracts withno Optional Benefits

    Value at Start of Year  13.387148  12.767854  10.037335  12.500000        --       --         --         --         --       --
      Value at End of Year  14.359361  13.387148  12.767854  10.037335        --       --         --         --         --       --
   Ven 20, 21 No. of Units    563,975    797,349    639,116    204,577        --       --         --         --         --       --
       Ven 24 No. of Units     99,956     97,287     81,893     15,156        --       --         --         --         --       --

Ven 21, 20 Contracts with GEM

    Value at Start of Year  13.316695  12.726145  10.024552  12.500000        --       --         --         --         --       --
      Value at End of Year  14.255343  13.316695  12.726145  10.024552        --       --         --         --         --       --
              No. of Units     29,457     28,729     26,365      6,629        --       --         --         --         --       --

                              YEAR       YEAR       YEAR      YEAR       YEAR         YEAR        YEAR
                              ENDED      ENDED      ENDED     ENDED      ENDED        ENDED      ENDED
                            12/31/05   12/31/04   12/31/03  12/31/02   12/31/01     12/31/00    12/31/99
                           -------------------------------------------------------------------------------
Ven 24 Contracts with Payment Enhancement

    Value at Start of Year $13.264097 $12.694956 $10.014973 $12.500000          --          --         --
      Value at End of Year  14.177829  13.264097  12.694956  10.014973          --          --         --
              No. of Units     68,612     80,663     65,159     28,524          --          --         --

Ven 9, 8,7 Contracts with no Optional Riders

    Value at Start of Year  13.387148         --         --         --          --          --         --
      Value at End of Year  14.359361         --         --         --          --          --         --
        Ven 9 No. of Units        548         --         --         --          --          --         --

ALL CAP GROWTH TRUST - SERIES I SHARES (units first credited 3-04-1996)
Ven 24, 22, 20 Contracts with no Optional Benefits

    Value at Start of Year  17.888430  17.030370  13.363096  17.927398   23.852189   27.113084  19.002856
      Value at End of Year  19.226457  17.888430  17.030370  13.363096   17.927398   23.852189  27.113084
   Ven 20, 21 No. of Units  7,379,350  9,368,927 11,255,888 13,146,694  16,602,102  16,971,982 11,618,340
       Ven 24 No. of Units    268,153    300,775    370,060    423,069     503,394     477,236    107,418

Ven 21, 20 Contracts with GEM

    Value at Start of Year   8.784877   8.380282   6.588842   8.857071   12.500000          --         --
      Value at End of Year   9.423173   8.784877   8.380282   6.588842    8.857071          --         --
              No. of Units     46,808     61,922     75,053     78,183      48,575          --         --

Ven 24 Contracts with Payment Enhancement

    Value at Start of Year   7.653722   7.312204   5.757704   7.751463   10.349704          --         --
      Value at End of Year   8.197559   7.653722   7.312204   5.757704    7.751463          --         --
              No. of Units    389,884    490,521    574,876    635,050     483,817          --         --

Ven 9, 8,7 Contracts with no Optional Riders

    Value at Start of Year  17.888430  17.030370  13.363096  17.927398   23.852189   27.113084  19.002856
      Value at End of Year  19.226457  17.888430  17.030370  13.363096   17.927398   23.852189  27.113084
     Ven 7, 8 No. of Units  1,208,031  1,583,546  2,008,869  2,463,679   3,192,887   4,274,267  4,764,175
        Ven 9 No. of Units    526,534    681,765    845,398  1,028,998   1,422,150   1,728,273  1,684,077

Ven 3 Contracts with no Optional Riders

    Value at Start of Year  17.888430  17.030370  13.363096  17.927398   23.852189   27.113084  19.002856
      Value at End of Year  19.226457  17.888430  17.030370  13.363096   17.927398   23.852189  27.113084
              No. of Units     70,597     93,651    115,713    135,052     208,852     254,967    228,969

ALL CAP VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

    Value at Start of Year  15.050883  13.181759   9.674898  12.500000          --          --         --
      Value at End of Year  15.646118  15.050883  13.181759   9.674898          --          --         --
   Ven 20, 21 No. of Units    843,708    807,667    523,939     85,306          --          --         --
       Ven 24 No. of Units    146,759    154,556     90,937      9,080          --          --         --

Ven 21, 20 Contracts with GEM

    Value at Start of Year  14.971687  13.138707   9.662574  12.500000          --          --         --
      Value at End of Year  15.532791  14.971687  13.138707   9.662574          --          --         --
              No. of Units     49,081     53,333     40,083      5,426          --          --         --

Ven 24 Contracts with Payment Enhancement

    Value at Start of Year  14.912560  13.106512   9.653351  12.500000          --          --         --
      Value at End of Year  15.448324  14.912560  13.106512   9.653351          --          --         --
              No. of Units    118,139    116,118     76,154     33,747          --          --         --

ALL CAP VALUE TRUST - SERIES I SHARES (units first credited 4-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits

    Value at Start of Year  13.870389  12.130735   8.890942  12.494117   12.500000          --         --
      Value at End of Year  14.459280  13.870389  12.130735   8.890942   12.494117          --         --
   Ven 20, 21 No. of Units  1,841,422  2,111,389  1,778,554  1,074,867     570,920          --         --

                               YEAR        YEAR        YEAR
                              ENDED        ENDED       ENDED
                             12/31/98     12/31/97   12/31/96
                            ----------------------------------
Ven 24 Contracts with Payment Enhancement

    Value at Start of Year          --           --         --
      Value at End of Year          --           --         --
              No. of Units          --           --         --

Ven 9, 8,7 Contracts with no Optional Riders

    Value at Start of Year          --           --         --
      Value at End of Year          --           --         --
        Ven 9 No. of Units          --           --         --

ALL CAP GROWTH TRUST - SERIES I SHARES (units first credited 3-04-1996)
Ven 24, 22, 20 Contracts with no Optional Benefits

    Value at Start of Year   15.020670    13.215952  12.500000
      Value at End of Year   19.002856    15.020670  13.215952
   Ven 20, 21 No. of Units  10,114,972    8,350,188  5,654,938
       Ven 24 No. of Units          --           --         --

Ven 21, 20 Contracts with GEM

    Value at Start of Year          --           --         --
      Value at End of Year          --           --         --
              No. of Units          --           --         --

Ven 24 Contracts with  Payment Enhancement

    Value at Start of Year          --           --         --
      Value at End of Year          --           --         --
              No. of Units          --           --         --

Ven 9, 8,7 Contracts with no Optional Riders

    Value at Start of Year   15.020670    13.215952  12.500000
      Value at End of Year   19.002856    15.020670  13.215952
     Ven 7, 8 No. of Units   5,312,432    5,708,805  5,544,757
        Ven 9 No. of Units   1,574,135    1,211,555    746,253

Ven 3 Contracts with no Optional Riders

    Value at Start of Year   15.020670    13.215952  12.500000
      Value at End of Year   19.002856    15.020670  13.215952
              No. of Units     239,012      272,919    293,765

ALL CAP VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

    Value at Start of Year          --           --         --
      Value at End of Year          --           --         --
   Ven 20, 21 No. of Units          --           --         --
       Ven 24 No. of Units          --           --         --

Ven 21, 20 Contracts with GEM

    Value at Start of Year          --           --         --
      Value at End of Year          --           --         --
              No. of Units          --           --         --

Ven 24 Contracts with Payment Enhancement

    Value at Start of Year          --           --         --
      Value at End of Year          --           --         --
              No. of Units          --           --         --

ALL CAP VALUE TRUST - SERIES I SHARES (units first credited 4-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits

    Value at Start of Year          --           --         --
      Value at End of Year          --           --         --
   Ven 20, 21 No. of Units          --           --         --

                              YEAR       YEAR       YEAR      YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR
                              ENDED      ENDED      ENDED     ENDED      ENDED      ENDED      ENDED     ENDED      ENDED    ENDED
                            12/31/05   12/31/04   12/31/03  12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97 12/31/96
                           ---------------------------------------------------------------------------------------------------------
       Ven 24 No. of Units     39,696     42,383    43,563     46,075     10,755        --         --        --         --      --

Ven 21, 20 Contracts with GEM

    Value at Start of Year  13.768814  12.066071  8.861220  12.477337  12.500000        --         --         --         --      --
      Value at End of Year  14.324799  13.768814 12.066071   8.861220  12.477337        --         --         --         --      --
              No. of Units     51,220     59,499    71,283     46,772     21,525        --         --         --         --      --

Ven 24 Contracts with Payment Enhancement

    Value at Start of Year  13.693111  12.017788  8.838989  12.464762  12.500000        --         --         --         --      --
      Value at End of Year  14.224748  13.693111 12.017788   8.838989  12.464762        --         --         --         --      --
              No. of Units    166,689    145,850   133,410    135,095     42,968        --         --         --         --      --

                            YEAR       YEAR       YEAR      YEAR        YEAR       YEAR       YEAR       YEAR      YEAR      YEAR
                            ENDED      ENDED      ENDED     ENDED       ENDED      ENDED      ENDED     ENDED      ENDED    ENDED
                          12/31/05   12/31/04   12/31/03  12/31/02    12/31/01   12/31/00   12/31/99   12/31/98   12/31/97 12/31/96
                         ----------------------------------------------------------------------------------------------------------
Ven 9, 8,7 Contracts with no Optional Riders

  Value at Start of Year $13.870389 $12.130735 $ 8.890942 $12.494117 $12.500000       --         --         --         --      --
    Value at End of Year  14.459280  13.870389  12.130735   8.890942  12.494117       --         --         --         --      --
   Ven 7, 8 No. of Units    195,319    262,487    217,876    104,817     61,104       --         --         --         --      --
      Ven 9 No. of Units     45,996     54,418     35,910     18,655     14,166       --         --         --         --      --

Ven 3 Contracts with no Optional Riders

  Value at Start of Year  13.870389  12.130735   8.890942  12.494117  12.500000       --         --         --         --      --
    Value at End of Year  14.459280  13.870389  12.130735   8.890942  12.494117       --         --         --         --      --
            No. of Units      6,657     12,408     17,088      6,901      5,599       --         --         --         --      --

AMERICAN BLUE-CHIP INCOME AND GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits

  Value at Start of Year  16.463226  15.298774  12.500000         --         --       --         --         --         --      --
    Value at End of Year  17.317033  16.463226  15.298774         --         --       --         --         --         --      --
 Ven 20, 21 No. of Units  3,003,264  3,085,744    733,450         --         --       --         --         --         --      --
     Ven 24 No. of Units    337,549    351,197    164,535         --         --       --         --         --         --      --

Ven 21, 20 Contracts with GEM

  Value at Start of Year  16.408697  15.278707  12.500000         --         --       --         --         --         --      --
    Value at End of Year  17.225299  16.408697  15.278707         --         --       --         --         --         --      --
            No. of Units    122,679     87,095     49,076         --         --       --         --         --         --      --

Ven 24 Contracts with Payment Enhancement

  Value at Start of Year  16.367906  15.263668  12.500000         --         --       --         --         --         --      --
    Value at End of Year  17.156806  16.367906  15.263668         --         --       --         --         --         --      --
            No. of Units    181,864    166,040     46,258         --         --       --         --         --         --      --

Ven 9, 8,7 Contracts with no Optional Riders

  Value at Start of Year  16.463226  15.298774  12.500000         --         --       --         --         --         --      --
    Value at End of Year  17.317033  16.463226  15.298774         --         --       --         --         --         --      --
      Ven 9 No. of Units     39,850     50,361     17,408         --         --       --         --         --         --      --
            No. of Units    300,636    319,536    161,103         --         --       --         --         --         --      --

Ven 3 Contracts with no Optional Riders

  Value at Start of Year  16.463226  15.298774  12.500000         --         --       --         --         --         --      --
    Value at End of Year  17.317033  16.463226  15.298774         --         --       --         --         --         --      --
            No. of Units     23,260     25,749     17,915         --         --       --         --         --         --      --

AMERICAN BOND TRUST - SERIES II SHARES (units first credited 8-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits

  Value at Start of Year  12.500000         --         --         --         --       --         --         --         --      --
    Value at End of Year  12.417864         --         --         --         --       --         --         --         --      --
 Ven 20, 21 No. of Units  2,340,443         --         --         --         --       --         --         --         --      --
     Ven 24 No. of Units    295,255         --         --         --         --       --         --         --         --      --

Ven 21, 20 Contracts with GEM

  Value at Start of Year  12.500000         --         --         --         --       --         --         --         --      --
    Value at End of Year  12.407593         --         --         --         --       --         --         --         --      --
            No. of Units     50,361         --         --         --         --       --         --         --         --      --

Ven 24 Contracts with Payment Enhancement

  Value at Start of Year  12.500000         --         --         --         --       --         --         --         --      --
    Value at End of Year  12.399892         --         --         --         --       --         --         --         --      --
            No. of Units    271,239         --         --         --         --       --         --         --         --      --

Ven 9, 8,7 Contracts with no Optional Riders

  Value at Start of Year  12.500000         --         --         --         --       --         --         --         --      --
    Value at End of Year  12.417864         --         --         --         --       --         --         --         --      --
   Ven 7, 8 No. of Units     11,901         --         --         --         --       --         --         --         --      --

                            YEAR       YEAR       YEAR      YEAR        YEAR       YEAR       YEAR       YEAR      YEAR      YEAR
                            ENDED      ENDED      ENDED     ENDED       ENDED      ENDED      ENDED     ENDED      ENDED    ENDED
                          12/31/05   12/31/04   12/31/03  12/31/02    12/31/01   12/31/00   12/31/99   12/31/98   12/31/97 12/31/96
                         ----------------------------------------------------------------------------------------------------------
      Ven 9 No. of Units      3,554         --        --        --         --          --       --          --        --       --

AMERICAN GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits

  Value at Start of Year  16.849842  15.269062 12.500000        --         --          --       --          --        --       --
    Value at End of Year  19.206559  16.849842 15.269062        --         --          --       --          --        --       --
 Ven 20, 21 No. of Units 15,171,705 11,353,014 1,914,838        --         --          --       --          --        --       --
     Ven 24 No. of Units  1,606,897  1,046,035   284,976        --         --          --       --          --        --       --

                            YEAR        YEAR        YEAR        YEAR      YEAR     YEAR      YEAR     YEAR      YEAR      YEAR
                            ENDED       ENDED       ENDED       ENDED     ENDED    ENDED    ENDED    ENDED      ENDED    ENDED
                          12/31/05    12/31/04    12/31/03    12/31/02 12/31/01 12/31/00  12/31/99  12/31/98   12/31/97 12/31/96
                         -------------------------------------------------------------------------------------------------------
Ven 21, 20 Contracts with GEM

  Value at Start of Year $ 16.794033 $ 15.249029 $ 12.500000      --        --       --      --         --         --       --
    Value at End of Year   19.104829   16.794033   15.249029      --        --       --      --         --         --       --
            No. of Units     464,185     296,693     150,995      --        --       --      --         --         --       --

Ven 24 Contracts with Payment Enhancement

  Value at Start of Year   16.752296   15.234022   12.500000      --        --       --      --         --         --       --
    Value at End of Year   19.028876   16.752296   15.234022      --        --       --      --         --         --       --
            No. of Units   1,208,296     603,913      60,829      --        --       --      --         --         --       --

Ven 9, 8,7 Contracts with no Optional Riders

  Value at Start of Year   16.849842   15.269062   12.500000      --        --       --      --         --         --       --
    Value at End of Year   19.206559   16.849842   15.269062      --        --       --      --         --         --       --
   Ven 7, 8 No. of Units   1,129,093     995,032     658,720      --        --       --      --         --         --       --

      Ven 9 No. of Units     174,537     148,164      74,053      --        --       --      --         --         --       --

Ven 3 Contracts with no Optional Riders

  Value at Start of Year   16.849842   15.269062   12.500000      --        --       --      --         --         --       --
    Value at End of Year   19.206559   16.849842   15.269062      --        --       --      --         --         --       --
            No. of Units      75,525      70,670      49,667      --        --       --      --         --         --       --

AMERICAN GROWTH-INCOME TRUST - SERIES II SHARES (units first credited 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits

  Value at Start of Year   16.665076   15.387946   12.500000      --        --       --      --         --         --       --
    Value at End of Year   17.302782   16.665076   15.387946      --        --       --      --         --         --       --
 Ven 20, 21 No. of Units  12,347,704   9,224,537   1,316,880      --        --       --      --         --         --       --
     Ven 24 No. of Units   1,351,548     739,263     188,796      --        --       --      --         --         --       --

Ven 21, 20 Contracts with GEM

  Value at Start of Year   16.609882   15.367766   12.500000      --        --       --      --         --         --       --
    Value at End of Year   17.211123   16.609882   15.367766      --        --       --      --         --         --       --
            No. of Units     392,183     254,864      88,839      --        --       --      --         --         --       --

Ven 24 Contracts with Payment Enhancement

  Value at Start of Year   16.568595   15.352637   12.500000      --        --       --      --         --         --       --
    Value at End of Year   17.142690   16.568595   15.352637      --        --       --      --         --         --       --
            No. of Units   1,241,490     601,754      71,293      --        --       --      --         --         --       --

Ven 9, 8,7 Contracts with no Optional Riders

  Value at Start of Year   16.665076   15.387946   12.500000      --        --       --      --         --         --       --
    Value at End of Year   17.302782   16.665076   15.387946      --        --       --      --         --         --       --
   Ven 7, 8 No. of Units     709,941     719,933     384,391      --        --       --      --         --         --       --
      Ven 9 No. of Units      98,445     103,225      46,828      --        --       --      --         --         --       --

Ven 3 Contracts with no Optional Riders

  Value at Start of Year   16.665076   15.387946   12.500000      --        --       --      --         --         --       --
    Value at End of Year   17.302782   16.665076   15.387946      --        --       --      --         --         --       --
            No. of Units      40,516      42,156      43,225      --        --       --      --         --         --       --

AMERICAN INTERNATIONAL TRUST - SERIES II SHARES (units first credited 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits

  Value at Start of Year   19.328401   16.507632   12.500000      --        --       --      --         --         --       --
    Value at End of Year   23.037853   19.328401   16.507632      --        --       --      --         --         --       --
 Ven 20, 21 No. of Units   6,681,967   4,198,494     396,104      --        --       --      --         --         --       --
     Ven 24 No. of Units     628,975     336,815      63,121      --        --       --      --         --         --       --

Ven 21, 20 Contracts with GEM

  Value at Start of Year   19.264402   16.485991   12.500000      --        --       --      --         --         --       --
    Value at End of Year   22.915864   19.264402   16.485991      --        --       --      --         --         --       --
            No. of Units     192,872     125,386      33,678      --        --       --      --         --         --       --

                            YEAR        YEAR        YEAR        YEAR      YEAR     YEAR        YEAR     YEAR      YEAR      YEAR
                            ENDED       ENDED       ENDED       ENDED     ENDED    ENDED       ENDED    ENDED      ENDED    ENDED
                          12/31/05    12/31/04    12/31/03    12/31/02  12/31/01  12/31/00   12/31/99  12/31/98   12/31/97 12/31/96
                         ----------------------------------------------------------------------------------------------------------
Ven 24 Contracts with Payment Enhancement

  Value at Start of Year 19.216554   16.469766   12.500000        --         --        --          --      --         --        --
    Value at End of Year 22.824807   19.216554   16.469766        --         --        --          --      --         --        --
            No. of Units   600,927     296,847      20,409        --         --        --          --      --         --        --

Ven 9, 8,7 Contracts with no Optional Riders

  Value at Start of Year 19.328401   16.507632   12.500000        --         --        --          --      --         --        --
    Value at End of Year 23.037853   19.328401   16.507632        --         --        --          --      --         --        --
   Ven 7, 8 No. of Units   503,980     365,786     139,282        --         --        --          --      --         --        --
      Ven 9 No. of Units    69,812      59,490      25,971        --         --       --          --      --         --        --

                                   YEAR         YEAR            YEAR       YEAR            YEAR            YEAR
                                   ENDED        ENDED          ENDED       ENDED           ENDED           ENDED
                                 12/31/05      12/31/04       12/31/03    12/31/02        12/31/01        12/31/00
                                -----------------------------------------------------------------------------------
Ven 3 Contracts with no Optional Riders

      Value at Start of Year    $19.328401    $16.507632     $12.500000           --             --              --
        Value at End of Year     23.037853     19.328401      16.507632           --             --              --
                No. of Units        25,406        13,263          2,349           --             --              --

BLUE CHIP GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002) Ven
24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year     13.965409     13.013611      10.228826    12.500000             --              --
        Value at End of Year     14.510506     13.965409      13.013611    10.228826             --              --
     Ven 20, 21 No. of Units     2,426,185     2,127,087      1,464,888      434,406             --              --
         Ven 24 No. of Units       617,713       441,455        236,960       28,105             --              --

Ven 21, 20 Contracts with GEM

      Value at Start of Year     13.891917     12.971112      10.215811    12.500000             --              --
        Value at End of Year     14.405399     13.891917      12.971112    10.215811             --              --
                No. of Units       112,838        94,352         65,314       13,018             --              --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year     13.837048     12.939311      10.206043    12.500000             --              --
        Value at End of Year     14.327062     13.837048      12.939311    10.206043             --              --
                No. of Units       397,493       341,742        224,970      114,270             --              --

Ven 9, 8,7 Contracts with no Optional Riders

      Value at Start of Year     13.965409            --             --           --             --              --
        Value at End of Year     14.510506            --             --           --             --              --
          Ven 9 No. of Units           537            --             --           --             --              --

BLUE CHIP GROWTH TRUST - SERIES I SHARES (units first credited 12-11-1992) Ven
24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year     21.114531     19.638699      15.417955    20.643428      24.518135       25.568866
        Value at End of Year     21.987188     21.114531      19.638699    15.417955      20.643428       24.518135
     Ven 20, 21 No. of Units    15,532,968    18,984,031     22,485,941   25,377,600     30,503,258      31,246,764
         Ven 24 No. of Units       436,620       502,535        574,881      650,695        754,939         709,638

Ven 21, 20 Contracts with GEM

      Value at Start of Year     10.515682      9.800303       7.709411    10.343004      12.500000              --
        Value at End of Year     10.928487     10.515682       9.800303     7.709411      10.343004              --
                No. of Units       164,936       164,549        183,899      195,854        118,549              --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year      9.807280      9.153842       7.211675     9.689796      11.549188              --
        Value at End of Year     10.177034      9.807280       9.153842     7.211675       9.689796              --
                No. of Units       839,169       988,319      1,055,794    1,108,760        717,328              --

Ven 9, 8,7 Contracts with no Optional Riders

      Value at Start of Year     21.114531     19.638699      15.417955    20.643428      24.518135       25.568866
        Value at End of Year     21.987188     21.114531      19.638699    15.417955      20.643428       24.518135
       Ven 7, 8 No. of Units     3,942,970     5,032,799      5,985,084    7,043,533      8,742,544      11,468,237
          Ven 9 No. of Units     1,384,367     1,729,005      2,018,139    2,387,431      3,021,812       3,714,374

Ven 3 Contracts with no Optional Riders

      Value at Start of Year     21.114531     19.638699      15.417955    20.643428      24.518135       25.568866
        Value at End of Year     21.987188     21.114531      19.638699    15.417955      20.643428       24.518135
                No. of Units       179,635       211,845        242,066      296,940        463,278         588,502

CAPITAL APPRECIATION TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year     13.141851     12.201755       9.565574    12.500000             --              --
        Value at End of Year     14.735093     13.141851      12.201755     9.565574             --              --
     Ven 20, 21 No. of Units       530,176       495,548        488,134      171,283             --              --

                                  YEAR           YEAR         YEAR         YEAR
                                  ENDED          ENDED        ENDED        ENDED
                                 12/31/99       12/31/98     12/31/97    12/31/96
                                --------------------------------------------------
Ven 3 Contracts with no  Optional Riders

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

BLUE CHIP GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
     Ven 20, 21 No. of Units            --             --           --         --
         Ven 24 No. of Units            --             --           --         --

Ven 21, 20 Contracts with GEM

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

Ven 9, 8,7 Contracts with no
Optional Riders

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
          Ven 9 No. of Units            --             --           --         --

BLUE CHIP GROWTH TRUST - SERIES I SHARES (units first credited 12-11-1992)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year     21.710674      17.134232    13.688523  11.026969
        Value at End of Year     25.568866      21.710674    17.134232  13.688523
     Ven 20, 21 No. of Units    26,488,218     18,901,097   14,049,907  8,545,424
         Ven 24 No. of Units       226,750             --           --         --

Ven 21, 20 Contracts with GEM

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

Ven 9, 8,7 Contracts with no
 Optional Riders

      Value at Start of Year     21.710674      17.134232    13.688523  11.026969
        Value at End of Year     25.568866      21.710674    17.134232  13.688523
       Ven 7, 8 No. of Units    15,778,751     18,789,259   18,577,507 17,476,907
          Ven 9 No. of Units     3,865,926      3,184,929    2,353,640  1,623,698

Ven 3 Contracts with no Optional Riders

      Value at Start of Year     21.710674      17.134232    13.688523  11.026969
        Value at End of Year     25.568866      21.710674    17.134232  13.688523
                No. of Units       603,923        635,916      706,018    731,368

CAPITAL APPRECIATION TRUST -  SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
     Ven 20, 21 No. of Units            --             --           --         --

                                   YEAR         YEAR            YEAR        YEAR            YEAR            YEAR
                                   ENDED        ENDED          ENDED       ENDED           ENDED            ENDED
                                 12/31/05      12/31/04       12/31/03    12/31/02        12/31/01        12/31/00
                                ---------------------------------------------------------------------------------------
         Ven 24 No. of Units       104,358        97,774         75,332       11,847             --              --

Ven 21, 20 Contracts with GEM

      Value at Start of Year     13.072685     12.161900       9.553391    12.500000             --              --
        Value at End of Year     14.628361     13.072685      12.161900     9.553391             --              --
                No. of Units        43,723        42,656         29,251       10,454             --              --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year     13.021044     12.132085       9.544262    12.500000             --              --
        Value at End of Year     14.548803     13.021044      12.132085     9.544262             --              --
                No. of Units        53,271        46,250         44,089       26,055             --              --

                                  YEAR           YEAR         YEAR         YEAR
                                  ENDED          ENDED        ENDED       ENDED
                                 12/31/99       12/31/98     12/31/97    12/31/96
                                --------------------------------------------------
         Ven 24 No. of Units            --             --           --         --

Ven 21, 20 Contracts with GEM

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

                                   YEAR         YEAR            YEAR        YEAR            YEAR            YEAR
                                   ENDED        ENDED          ENDED       ENDED           ENDED            ENDED
                                 12/31/05      12/31/04       12/31/03    12/31/02        12/31/01        12/31/00
                                -----------------------------------------------------------------------------------
CAPITAL APPRECIATION TRUST - SERIES I SHARES (units first credited 11-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year     $8.291409     $7.691148      $6.024194    $8.804929     $10.945558      $12.500000
        Value at End of Year      9.320697      8.291409       7.691148     6.024194       8.804929       10.945558
     Ven 20, 21 No. of Units     2,037,352     2,087,170      2,311,363    2,177,602      1,618,907          59,941
         Ven 24 No. of Units        75,936        38,685         44,220       46,829          9,622              91

Ven 21, 20 Contracts with GEM

      Value at Start of Year      8.834287      8.211158       6.444359     9.437943      12.500000              --
        Value at End of Year      9.911198      8.834287       8.211158     6.444359       9.437943              --
                No. of Units        54,834        59,515         64,689       56,526         15,563              --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year      8.171240      7.606320       5.978615     8.769024      10.939455              --
        Value at End of Year      9.153633      8.171240       7.606320     5.978615       8.769024              --
                No. of Units        98,371       106,974         99,871      111,049         57,393              --

Ven 9, 8,7 Contracts with no Optional Riders

      Value at Start of Year      8.291409      7.691148       6.024194     8.804929      10.945558       12.500000
        Value at End of Year      9.320697      8.291409       7.691148     6.024194       8.804929       10.945558
       Ven 7, 8 No. of Units       331,262       214,254        241,453      201,160        129,831           2,055
          Ven 9 No. of Units        37,194        18,208         21,877       10,957         18,072             699

Ven 3 Contracts with no Optional Riders

      Value at Start of Year      8.291409      7.691148       6.024194     8.804929      10.945558       12.500000
        Value at End of Year      9.320697      8.291409       7.691148     6.024194       8.804929       10.945558
                No. of Units        17,464        13,558         10,820        6,314      2,871,308              --

CLASSIC VALUE TRUST - SERIES II SHARES (units first credited 5-01-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year     13.768228     12.500000             --           --             --              --
        Value at End of Year     14.829719     13.768228             --           --             --              --
     Ven 20, 21 No. of Units       343,944       195,690             --           --             --              --
         Ven 24 No. of Units         9,440         6,324             --           --             --              --

Ven 21, 20 Contracts with GEM

      Value at Start of Year     13.749985     12.500000             --           --             --              --
        Value at End of Year     14.780570     13.749985             --           --             --              --
                No. of Units         2,161         2,146             --           --             --              --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year     13.736322      1.500000             --           --             --              --
        Value at End of Year     14.743839     13.736322             --           --             --              --
                No. of Units        27,406         7,505             --           --             --              --

Ven 9, 8,7 Contracts with no Optional Riders

      Value at Start of Year     13.768228     12.500000             --           --             --              --
        Value at End of Year     14.829719     13.768228             --           --             --              --
       Ven 7, 8 No. of Units        30,839         8,966             --           --             --              --
          Ven 9 No. of Units         3,955         4,949             --           --             --              --

Ven 3 Contracts with no Optional Riders

      Value at Start of Year     13.768228     12.500000             --           --             --              --
        Value at End of Year     14.829719     13.768228             --           --             --              --
                No. of Units         3,847            --             --           --             --              --

CORE BOND TRUST - SERIES II SHARES (units first credited 5-01-2005) Ven 24, 22,
20 Contracts with no Optional Benefits

      Value at Start of Year     12.500000            --             --           --             --              --
        Value at End of Year     12.483504            --             --           --             --              --

                                  YEAR           YEAR         YEAR         YEAR
                                  ENDED          ENDED        ENDED       ENDED
                                 12/31/99       12/31/98     12/31/97    12/31/96
                                --------------------------------------------------
CAPITAL APPRECIATION TRUST - SERIES I SHARES (units first  credited 11-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
     Ven 20, 21 No. of Units            --             --           --         --
         Ven 24 No. of Units            --             --           --         --

Ven 21, 20 Contracts with GEM

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

Ven 9, 8,7 Contracts with no Optional Riders

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
       Ven 7, 8 No. of Units            --             --           --         --
          Ven 9 No. of Units            --             --           --         --

Ven 3 Contracts with no Optional Riders

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

CLASSIC VALUE TRUST - SERIES II SHARES (units first credited  5-01-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
     Ven 20, 21 No. of Units            --             --           --         --
         Ven 24 No. of Units            --             --           --         --

Ven 21, 20 Contracts with GEM

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

Ven 9, 8,7 Contracts with no Optional Riders

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
       Ven 7, 8 No. of Units            --             --           --         --
          Ven 9 No. of Units            --             --           --         --

Ven 3 Contracts with no
Optional Riders

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

CORE BOND TRUST - SERIES II SHARES (units first credited  5-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --

                                   YEAR         YEAR            YEAR        YEAR            YEAR            YEAR
                                   ENDED        ENDED          ENDED       ENDED           ENDED            ENDED
                                 12/31/05      12/31/04       12/31/03    12/31/02        12/31/01        12/31/00
                                -----------------------------------------------------------------------------------
     Ven 20, 21 No. of Units        18,055            --             --           --             --              --
         Ven 24 No. of Units           584            --             --           --             --              --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year     12.500000            --             --           --             --              --
        Value at End of Year     12.454569            --             --           --             --              --
                No. of Units         1,830            --             --           --             --              --

Ven 9, 8,7 Contracts with no Optional Riders

      Value at Start of Year     12.500000            --             --           --             --              --
        Value at End of Year     12.483504            --             --           --             --              --
                No. of Units         5,065            --             --           --             --              --

                                  YEAR           YEAR         YEAR         YEAR
                                  ENDED          ENDED        ENDED       ENDED
                                 12/31/99       12/31/98     12/31/97    12/31/96
                                --------------------------------------------------
     Ven 20, 21 No. of Units            --             --           --         --
         Ven 24 No. of Units            --             --           --         --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

Ven 9, 8, 7 Contracts with no Optional Riders

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

                                   YEAR         YEAR            YEAR        YEAR            YEAR            YEAR
                                   ENDED        ENDED          ENDED       ENDED           ENDED            ENDED
                                 12/31/05      12/31/04       12/31/03    12/31/02        12/31/01        12/31/00
                                -----------------------------------------------------------------------------------
Ven 3 Contracts with no Optional Riders

      Value at Start of Year    $12.500000            --             --           --             --              --
        Value at End of Year     12.483504            --             --           --             --              --
                No. of Units           828            --             --           --             --              --

CORE EQUITY TRUST - SERIES II SHARES (units first credited 5-03-2004)
Ven 24,22, 20 Contracts with no Optional Benefits

      Value at Start of Year     14.078764     12.500000             --           --             --              --
        Value at End of Year     14.684818     14.078764             --           --             --              --
     Ven 20, 21 No. of Units       942,809       450,684             --           --             --              --
         Ven 24 No. of Units       159,623        55,365             --           --             --              --

Ven 21, 20 Contracts with GEM

      Value at Start of Year     14.060106     12.500000             --           --             --              --
        Value at End of Year     14.636151     14.060106             --           --             --              --
                No. of Units        12,149         7,312             --           --             --              --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year     14.046138     12.500000             --           --             --              --
        Value at End of Year     14.599758     14.046138             --           --             --              --
                No. of Units        68,485        34,607             --           --             --              --

Ven 9, 8,7 Contracts with no Optional Riders

      Value at Start of Year     14.078764     12.500000             --           --             --              --
        Value at End of Year     14.684818     14.078764             --           --             --              --
       Ven 7, 8 No. of Units        52,604        21,316             --           --             --              --
          Ven 9 No. of Units         4,780         1,367             --           --             --              --

Ven 3 Contracts with no Optional Riders

      Value at Start of Year     14.078764     12.500000             --           --             --              --
        Value at End of Year     14.684818     14.078764             --           --             --              --
                No. of Units         1,112            40             --           --             --              --

DIVERSIFIED BOND TRUST (MERGED INTO ACTIVE BOND TRUST EFF 5-1-05) - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year            --     13.616385      13.202313    12.500000             --              --
        Value at End of Year            --     13.917035      13.616385    13.202313             --              --
     Ven 20, 21 No. of Units            --     4,068,445        651,047      222,116             --              --
         Ven 24 No. of Units            --       557,947        107,334       23,178             --              --

Ven 21, 20 Contracts with GEM

      Value at Start of Year            --     13.571899      13.185535    12.500000             --              --
        Value at End of Year            --     13.843773      13.571899    13.185535             --              --
                No. of Units            --       129,079         25,447        2,414             --              --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year            --     13.538653      13.172978    12.500000             --              --
        Value at End of Year            --     13.789102      13.538653    13.172978             --              --
                No. of Units            --       577,436        155,027       67,059             --              --

DIVERSIFIED BOND TRUST (MERGED INTO ACTIVE BOND TRUST EFF 5-1-05) - SERIES I SHARES (units first credited 8-03-1989)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year            --     22.635102      21.943927    20.680033      19.585192       18.002047
        Value at End of Year            --     23.179420      22.635102    21.943927      20.680033       19.585192
     Ven 20, 21 No. of Units            --     2,451,446      3,247,639    3,830,780      3,473,530       2,375,580
         Ven 24 No. of Units            --        91,613        114,522      127,432        108,613          55,437

Ven 21, 20 Contracts with GEM

      Value at Start of Year            --     14.230025      13.823125    13.053022      12.500000              --
        Value at End of Year            --     14.543014      14.230025    13.823125      13.053022              --

                                  YEAR           YEAR          YEAR        YEAR
                                  ENDED          ENDED        ENDED        ENDED
                                 12/31/99       12/31/98     12/31/97    12/31/96
                                --------------------------------------------------
Ven 3 Contracts with no Optional Riders

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

CORE EQUITY TRUST - SERIES II SHARES (units first  credited 5-03-2004)
Ven 24, 22, 20 Contracts with no  Optional Benefits

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
     Ven 20, 21 No. of Units            --             --           --         --
         Ven 24 No. of Units            --             --           --         --

Ven 21, 20 Contracts with GEM

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

Ven 9, 8,7 Contracts with no Optional Riders

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
       Ven 7, 8 No. of Units            --             --           --         --
          Ven 9 No. of Units            --             --           --         --

Ven 3 Contracts with no Optional Riders

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

DIVERSIFIED BOND TRUST (MERGED INTO ACTIVE BOND TRUST EFF 5-1-05) - SERIES II SHARES (units first credited  5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
     Ven 20, 21 No. of Units            --             --           --         --
         Ven 24 No. of Units            --             --           --         --

Ven 21, 20 Contracts with GEM

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

DIVERSIFIED BOND TRUST (MERGED INTO ACTIVE BOND TRUST EFF 5-1-05) - SERIES I SHARES (units first credited 8-03-1989)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year     18.125951      16.607511    15.113142  14.320582
        Value at End of Year     18.002047      18.125951    16.607511  15.113142
     Ven 20, 21 No. of Units     2,009,670      1,881,375    1,821,070  1,455,608
         Ven 24 No. of Units        17,160             --           --         --

Ven 21, 20 Contracts with GEM

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --

                                   YEAR         YEAR            YEAR         YEAR           YEAR            YEAR
                                   ENDED        ENDED          ENDED        ENDED          ENDED            ENDED
                                 12/31/05      12/31/04       12/31/03     12/31/02       12/31/01        12/31/00
                                -----------------------------------------------------------------------------------
                No. of Units            --        46,714         60,153       69,401         34,735              --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year            --     15.085667      14.676304    13.879479      13.190998              --
        Value at End of Year            --     15.394322      15.085667    14.676304      13.879479              --
                No. of Units            --       325,466        410,764      473,733        222,382              --

Ven 9, 8,7 Contracts with no Optional Riders

      Value at Start of Year            --     22.635102      21.943927    20.680033      19.585192       18.002047
        Value at End of Year            --     23.179420      22.635102    21.943927      20.680033       19.585192
       Ven 7, 8 No. of Units            --     1,528,634      1,881,095    2,349,437      2,530,816       2,848,295
          Ven 9 No. of Units            --       170,366        219,135      262,580        331,627         315,200

                                  YEAR           YEAR         YEAR         YEAR
                                  ENDED          ENDED        ENDED        ENDED
                                 12/31/99       12/31/98     12/31/97    12/31/96
                                --------------------------------------------------
                No. of Units            --             --           --         --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

Ven 9, 8,7 Contracts with no Optional Riders

      Value at Start of Year     18.125951      16.607511    15.113142  14.320582
        Value at End of Year     18.002047      18.125951    16.607511  15.113142
       Ven 7, 8 No. of Units     4,323,305      5,973,979    7,250,353  8,599,096
          Ven 9 No. of Units       398,119        439,785      406,841    424,787

                                   YEAR         YEAR            YEAR        YEAR            YEAR            YEAR
                                   ENDED        ENDED          ENDED       ENDED           ENDED            ENDED
                                 12/31/05      12/31/04       12/31/03    12/31/02        12/31/01        12/31/00
                                -----------------------------------------------------------------------------------
Ven 3 Contracts with no Optional Riders

      Value at Start of Year            --    $22.635102     $21.943927   $20.680033     $19.585192      $18.002047
        Value at End of Year            --     23.179420      22.635102    21.943927      20.680033       19.585192
                No. of Units            --       578,546        659,274      729,775        792,313         927,984

DYNAMIC GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24,22, 20 Contracts with no Optional Benefits

      Value at Start of Year     13.986908     12.892451      10.125646    12.500000             --              --
        Value at End of Year     15.449440     13.986908      12.892451    10.125646             --              --
     Ven 20, 21 No. of Units       485,231       508,649        501,234       49,341             --              --
         Ven 24 No. of Units        86,993        87,810        304,799        4,320             --              --

Ven 21, 20 Contracts with GEM

      Value at Start of Year     13.913276     12.850333      10.112748    12.500000             --              --
        Value at End of Year     15.337510     13.913276      12.850333    10.112748             --              --
                No. of Units        34,747        34,650         35,685          344             --              --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year     13.858343     12.818851      10.103094    12.500000             --              --
        Value at End of Year     15.254134     13.858343      12.818851    10.103094             --              --
                No. of Units        63,000        77,582         81,895        5,544             --              --

DYNAMIC GROWTH TRUST - SERIES I SHARES (units first credited 5-01-2000)
Ven 24,22, 20 Contracts with no Optional Benefits

      Value at Start of Year      4.541899      4.187368       3.290900     4.658653       7.906976       12.500000
        Value at End of Year      5.034225      4.541899       4.187368     3.290900       4.658653        7.906976
     Ven 20, 21 No. of Units     9,317,291    10,786,224     12,729,891    8,961,543      9,700,101       7,614,395
         Ven 24 No. of Units       218,119       241,167        304,799      233,914        274,486         241,011

Ven 21, 20 Contracts with GEM

      Value at Start of Year      6.087418      5.623506       4.428426     6.281540      12.500000              --
        Value at End of Year      6.733833      6.087418       5.623506     4.428426       6.281540              --
                No. of Units       139,870       154,989        185,574       31,566          5,809              --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year      4.968047      4.596353       3.624989     5.149629       8.771239              --
        Value at End of Year      5.487385      4.968047       4.596353     3.624989       5.149629              --
                No. of Units       571,073       684,192        783,009      338,853        307,765              --

Ven 9, 8,7 Contracts with no Optional Riders

      Value at Start of Year      4.541899      4.187368       3.290900     4.658653       7.906976       12.500000
        Value at End of Year      5.034225      4.541899       4.187368     3.290900       4.658653        7.906976
       Ven 7, 8 No. of Units       474,502       466,885        651,221      480,994        612,926         667,786
          Ven 9 No. of Units       120,031       138,151        220,788      148,177        178,325         183,454

Ven 3 Contracts with no Optional Riders

      Value at Start of Year      4.541899      4.187368       3.290900     4.658653       7.906976       12.500000
        Value at End of Year      5.034225      4.541899       4.187368     3.290900       4.658653        7.906976
                No. of Units        38,512        42,370         80,967       32,882         25,217          26,242

EMERGING GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year     17.020099     16.185428      12.500000           --             --              --
        Value at End of Year     18.022627     17.020099      16.185428           --             --              --
     Ven 20, 21 No. of Units       167,794        50,560         13,794           --             --              --
         Ven 24 No. of Units        22,133        12,823          8,067           --             --              --

Ven 21, 20 Contracts with GEM

      Value at Start of Year     16.963742     16.164211      12.500000           --             --              --
        Value at End of Year     17.927174     16.963742      16.164211           --             --              --

                                  YEAR           YEAR         YEAR       YEAR
                                  ENDED          ENDED        ENDED      ENDED
                                 12/31/99       12/31/98     12/31/97    12/31/96
                                --------------------------------------------------
Ven 3 Contracts with no Optional Riders

      Value at Start of Year    $18.125951     $16.607511   $15.113142 $14.320582
        Value at End of Year     18.002047      18.125951    16.607511  15.113142
                No. of Units     1,192,638      1,548,493    1,928,258  2,507,618

DYNAMIC GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
     Ven 20, 21 No. of Units            --             --           --         --
         Ven 24 No. of Units            --             --           --         --

Ven 21, 20 Contracts with GEM

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

DYNAMIC GROWTH TRUST - SERIES I SHARES (units first credited 5-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
     Ven 20, 21 No. of Units            --             --           --         --
         Ven 24 No. of Units            --             --           --         --

Ven 21, 20 Contracts with GEM

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

Ven 9, 8,7 Contracts with no Optional Riders

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
       Ven 7, 8 No. of Units            --             --           --         --
          Ven 9 No. of Units            --             --           --         --

Ven 3 Contracts with no Optional Riders

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

EMERGING GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
     Ven 20, 21 No. of Units            --             --           --         --
         Ven 24 No. of Units            --             --           --         --

Ven 21, 20 Contracts with GEM

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --

                                   YEAR         YEAR            YEAR        YEAR            YEAR            YEAR
                                   ENDED        ENDED          ENDED       ENDED           ENDED            ENDED
                                 12/31/05      12/31/04       12/31/03    12/31/02        12/31/01        12/31/00
                                -----------------------------------------------------------------------------------
                No. of Units         1,547           384            357           --             --              --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year     16.921582     16.148310      12.500000           --             --              --
        Value at End of Year     17.855908     16.921582      16.148310           --             --              --
                No. of Units         6,102         4,719          1,834           --             --              --

Ven 9, 8,7 Contracts with no Optional Riders

      Value at Start of Year     17.020099     16.185428      12.500000           --             --              --
        Value at End of Year     18.022627     17.020099      16.185428           --             --              --
       Ven 7, 8 No. of Units        21,272            --         16,082           --             --              --
          Ven 9 No. of Units         1,440            --             --           --             --              --

                                  YEAR           YEAR          YEAR        YEAR
                                  ENDED          ENDED        ENDED        ENDED
                                 12/31/99       12/31/98     12/31/97    12/31/96
                                --------------------------------------------------
                No. of Units            --             --           --         --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

Ven 9, 8,7 Contracts with no Optional Riders

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
       Ven 7, 8 No. of Units            --             --           --         --
          Ven 9 No. of Units            --             --           --         --

                                   YEAR         YEAR            YEAR        YEAR            YEAR            YEAR
                                   ENDED        ENDED          ENDED       ENDED           ENDED            ENDED
                                 12/31/05      12/31/04       12/31/03    12/31/02        12/31/01        12/31/00
                                -----------------------------------------------------------------------------------
Ven 3 Contracts with no Optional Riders

      Value at Start of Year    $17.020099    $16.185428     $12.500000           --             --              --
        Value at End of Year     18.022627     17.020099      16.185428           --             --              --
                No. of Units            63           454            371           --             --              --

EMERGING SMALL COMPANY TRUST - SERIES II SHARES (units first credited 5-13-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year     14.430921     13.147372       9.558698    12.500000             --              --
        Value at End of Year     14.921872     14.430921      13.147372     9.558698             --              --
     Ven 20, 21 No. of Units       863,633       879,078        824,615      230,726             --              --
         Ven 24 No. of Units       148,075       149,872        103,731       15,125             --              --

Ven 21, 20 Contracts with GEM

      Value at Start of Year     14.354982     13.104440       9.546522    12.500000             --              --
        Value at End of Year     14.813777     14.354982      13.104440     9.546522             --              --
                No. of Units        54,718        53,241         43,436       12,300             --              --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year     14.298262     13.072316       9.537399    12.500000             --              --
        Value at End of Year     14.733197     14.298262      13.072316     9.537399             --              --
                No. of Units        75,726        78,619         44,947       19,621             --              --

Ven 9, 8,7 Contracts with no Optional Riders

      Value at Start of Year     14.430921            --             --           --             --              --
        Value at End of Year     14.921872            --             --           --             --              --
          Ven 9 No. of Units           234            --             --           --             --              --

Ven 3 Contracts with no Optional Riders

      Value at Start of Year     14.430921            --             --           --             --              --
        Value at End of Year     14.921872            --             --           --             --              --
                No. of Units           169            --             --           --             --              --

EMERGING SMALL COMPANY TRUST - SERIES I SHARES (units first credited 1-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year     17.020099     17.129022      12.431278    17.806889      23.225958       24.610648
        Value at End of Year     19.511954     17.020099      17.129022    12.431278      17.806889       23.225958
     Ven 20, 21 No. of Units     3,586,277       119,016      5,238,825    5,473,386      6,129,545       5,651,577
         Ven 24 No. of Units        92,675         1,779        115,947      131,999        148,141         140,787

Ven 21, 20 Contracts with GEM

      Value at Start of Year     16.963742      8.706058       6.330985     9.086879      12.500000              --
        Value at End of Year      9.877649     16.963742       8.706058     6.330985       9.086879              --
                No. of Units        54,317           454         54,907       48,853         22,330              --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year     16.921582      7.978493       5.810609     8.352524      10.932942              --
        Value at End of Year      9.025056     16.921582       7.978493     5.810609       8.352524              --
                No. of Units       161,854         4,653        181,355      175,141        104,648              --

Ven 9, 8,7 Contracts with no Optional Riders

      Value at Start of Year     17.020099     17.129022      12.431278    17.806889      23.225958       24.610648
        Value at End of Year     19.511954     17.020099      17.129022    12.431278      17.806889       23.225958
       Ven 7, 8 No. of Units       365,309        14,090        631,865      656,393        758,799       1,027,485
          Ven 9 No. of Units       168,757           605        247,431      276,174        359,369         430,974

Ven 3 Contracts with no Optional Riders

      Value at Start of Year     17.020099     17.129022      12.431278    17.806889      23.225958       24.610648
        Value at End of Year     19.511954     17.020099      17.129022    12.431278      17.806889       23.225958
                No. of Units        20,365        25,412         37,522       26,484         39,039          50,267

EQUITY-INCOME TRUST - SERIES II SHARES (units first credited 5-13-2002)

                                  YEAR           YEAR          YEAR        YEAR
                                  ENDED          ENDED        ENDED        ENDED
                                 12/31/99       12/31/98     12/31/97    12/31/96
                                --------------------------------------------------
Ven 3 Contracts with no Optional Riders

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

EMERGING SMALL COMPANY TRUST - SERIES II SHARES (units first credited 5-13-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
     Ven 20, 21 No. of Units            --             --           --         --
         Ven 24 No. of Units            --             --           --         --

Ven 21, 20 Contracts with GEM

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

Ven 9, 8,7 Contracts with no Optional Riders

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
          Ven 9 No. of Units            --             --           --         --

Ven 3 Contracts with no Optional Riders

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

EMERGING SMALL COMPANY TRUST - SERIES I SHARES (units first credited 1-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year     14.381705      14.574077    12.500000         --
        Value at End of Year     24.610648      14.381705    14.574077         --
     Ven 20, 21 No. of Units     2,674,565      2,112,991    1,472,502         --
         Ven 24 No. of Units        28,218             --           --         --

Ven 21, 20 Contracts with GEM

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

Ven 9, 8,7 Contracts with no Optional Riders

      Value at Start of Year     14.381705      14.574077    12.500000         --
        Value at End of Year     24.610648      14.381705    14.574077         --
       Ven 7, 8 No. of Units       688,247        828,056      930,500         --
          Ven 9 No. of Units       391,438             --      207,224         --

Ven 3 Contracts with no Optional Riders

      Value at Start of Year     14.381705      14.574077    12.500000         --
        Value at End of Year     24.610648      14.381705    14.574077         --
                No. of Units        25,011         28,130       16,352         --

EQUITY-INCOME TRUST - SERIES II SHARES (units first credited 5-13-2002)

                                   YEAR         YEAR            YEAR        YEAR            YEAR            YEAR
                                   ENDED        ENDED          ENDED       ENDED           ENDED            ENDED
                                 12/31/05      12/31/04       12/31/03    12/31/02        12/31/01        12/31/00
                                -----------------------------------------------------------------------------------
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year     14.574243     12.896314      10.428974    12.500000             --              --
        Value at End of Year     14.906785     14.574243      12.896314    10.428974             --              --
     Ven 20, 21 No. of Units     3,409,793     3,133,404      2,265,670      755,595             --              --
         Ven 24 No. of Units       854,852       694,773        430,625       94,077             --              --

Ven 21, 20 Contracts with GEM

      Value at Start of Year     14.497538     12.854188      10.415699    12.500000             --              --
        Value at End of Year     14.798785     14.497538      12.854188    10.415699             --              --
                No. of Units       245,902       197,925        138,512       39,430             --              --

                                   YEAR           YEAR         YEAR        YEAR
                                  ENDED          ENDED        ENDED        ENDED
                                 12/31/99       12/31/98     12/31/97    12/31/96
                                --------------------------------------------------
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
     Ven 20, 21 No. of Units            --             --           --         --
         Ven 24 No. of Units            --             --           --         --

Ven 21, 20 Contracts with GEM

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

                                   YEAR         YEAR            YEAR        YEAR            YEAR            YEAR
                                   ENDED        ENDED          ENDED       ENDED           ENDED            ENDED
                                 12/31/05      12/31/04       12/31/03    12/31/02        12/31/01        12/31/00
                                -----------------------------------------------------------------------------------
Ven 24 Contracts with Payment Enhancement

      Value at Start of Year    $14.440278    $12.822685     $10.405752   $12.500000             --              --
        Value at End of Year     14.718317     14.440278      12.822685    10.405752             --              --
                No. of Units       588,478       543,232        422,296      208,253             --              --

Ven 9, 8,7 Contracts with no Optional Riders

      Value at Start of Year     14.574243            --             --           --             --              --
        Value at End of Year     14.906785            --             --           --             --              --
          Ven 9 No. of Units           544            --             --           --             --              --

EQUITY-INCOME TRUST - SERIES I SHARES (units first credited 11-02-1992)
Ven 24,22, 20 Contracts with no Optional Benefits

      Value at Start of Year     30.000369     26.499566      21.400057    25.025958      25.057453       22.487758
        Value at End of Year     30.744750     30.000369      26.499566    21.400057      25.025958       25.057453
     Ven 20, 21 No. of Units    10,803,082    12,499,064     14,125,438   15,938,821     17,197,487      14,733,796
         Ven 24 No. of Units       260,545       294,842        308,987      338,294        344,261         245,151

Ven 21, 20 Contracts with GEM

      Value at Start of Year     14.840003     13.134588      10.628215    12.453924      12.500000              --
        Value at End of Year     15.177933     14.840003      13.134588    10.628215      12.453924              --
                No. of Units       168,581       187,771        205,134      233,778        133,710              --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year     16.842700     14.929570      12.098791    14.198434      14.266438              --
        Value at End of Year     17.200472     16.842700      14.929570    12.098791      14.198434              --
                No. of Units       710,729       816,827        878,873      937,928        497,735              --

Ven 9, 8,7 Contracts with no Optional Riders

      Value at Start of Year     30.000369     26.499566      21.400057    25.025958      25.057453       22.487758
        Value at End of Year     30.744750     30.000369      26.499566    21.400057      25.025958       25.057453
       Ven 7, 8 No. of Units     3,712,464     4,340,139      5,058,291    5,802,213      6,035,757       7,510,123
          Ven 9 No. of Units     1,386,438     1,650,433      1,864,958    2,149,865      2,608,255       2,972,349

Ven 3 Contracts with no Optional Riders

      Value at Start of Year     30.000369     26.499566      21.400057    25.025958      25.057453       22.487758
        Value at End of Year     30.744750     30.000369      26.499566    21.400057      25.025958       25.057453
                No. of Units       172,195       188,313        217,391      236,397        302,874         315,202

FINANCIAL SERVICES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year     14.638053     13.484576      10.250809    12.500000             --              --
        Value at End of Year     15.824584     14.638053      13.484576    10.250809             --              --
     Ven 20, 21 No. of Units       550,055       560,302        458,935      140,405             --              --
         Ven 24 No. of Units       101,634       101,308         68,399        5,638             --              --

Ven 21, 20 Contracts with GEM

      Value at Start of Year     14.560995     13.440506      10.237755    12.500000             --              --
        Value at End of Year     15.709928     14.560995      13.440506    10.237755             --              --
                No. of Units        33,773        33,704         31,261        2,971             --              --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year     14.503495     13.407583      10.227986    12.500000             --              --
        Value at End of Year     15.624517     14.503495      13.407583    10.227986             --              --
                No. of Units        62,037        69,672         56,204       28,212             --              --

FINANCIAL SERVICES TRUST - SERIES I SHARES (units first credited 4-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year     13.378598     12.291912       9.331532    11.524203      12.500000              --
        Value at End of Year     14.482924     13.378598      12.291912     9.331532      11.524203              --
     Ven 20, 21 No. of Units     1,004,231     1,111,707      1,269,986    1,255,734        799,900              --

                                  YEAR           YEAR         YEAR         YEAR
                                  ENDED          ENDED        ENDED        ENDED
                                 12/31/99       12/31/98     12/31/97    12/31/96
                                --------------------------------------------------
Ven 24 Contracts with Payment Enhancement

      Value at Start of Year            --             --           --            --
        Value at End of Year            --             --           --            --
                No. of Units            --             --           --            --

Ven 9, 8,7 Contracts with no Optional Riders

      Value at Start of Year            --             --           --            --
        Value at End of Year            --             --           --            --
          Ven 9 No. of Units            --             --           --            --

EQUITY-INCOME TRUST - SERIES I SHARES (units first credited 11-02-1992)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year     22.054902      20.479412    16.011513     13.548849
        Value at End of Year     22.487758      22.054902    20.479412     16.011513
     Ven 20, 21 No. of Units    16,855,400     17,681,389   15,658,514    13,628,547
         Ven 24 No. of Units       119,865             --           --            --

Ven 21, 20 Contracts with GEM

      Value at Start of Year            --             --           --            --
        Value at End of Year            --             --           --            --
                No. of Units            --             --           --            --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year            --             --           --            --
        Value at End of Year            --             --           --            --
                No. of Units            --             --           --            --

Ven 9, 8,7 Contracts with no Optional Riders

      Value at Start of Year     22.054902      20.479412    16.011513     13.548849
        Value at End of Year     22.487758      22.054902    20.479412     16.011513
       Ven 7, 8 No. of Units    12,270,107     16,782,837   19,050,099    18,860,299
          Ven 9 No. of Units     3,820,578      4,109,129    3,793,617     3,362,755

Ven 3 Contracts with no Optional

      Value at Start of Year     22.054902      20.479412    16.011513     13.548849
        Value at End of Year     22.487758      22.054902    20.479412     16.011513
                No. of Units       452,981        583,452      736,771       751,884

FINANCIAL SERVICES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year            --             --           --            --
        Value at End of Year            --             --           --            --
     Ven 20, 21 No. of Units            --             --           --            --
         Ven 24 No. of Units            --             --           --            --

Ven 21, 20 Contracts with GEM

      Value at Start of Year            --             --           --            --
        Value at End of Year            --             --           --            --
                No. of Units            --             --           --            --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year            --             --           --            --
        Value at End of Year            --             --           --            --
                No. of Units            --             --           --            --

FINANCIAL SERVICES TRUST - SERIES I SHARES (units first  credited 4-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year            --             --           --            --
        Value at End of Year            --             --           --            --
     Ven 20, 21 No. of Units            --             --           --            --

                                   YEAR         YEAR            YEAR        YEAR            YEAR             YEAR
                                   ENDED        ENDED          ENDED       ENDED            ENDED           ENDED
                                 12/31/05      12/31/04       12/31/03    12/31/02        12/31/01         12/31/00
                                 -----------------------------------------------------------------------------------
         Ven 24 No. of Units        30,285        30,060         32,452       29,105         20,462              --

Ven 21, 20 Contracts with GEM

      Value at Start of Year     13.280604     12.226364       9.300332    11.508706      12.500000              --
        Value at End of Year     14.348208     13.280604      12.226364     9.300332      11.508706              --
                No. of Units        46,935        44,311         55,658       59,621         35,321              --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year     13.207601     12.177455       9.277011    11.497105      12.500000              --
        Value at End of Year     14.248023     13.207601      12.177455     9.277011      11.497105              --
                No. of Units        96,858       109,141        129,017      129,019         48,896              --

                                   YEAR           YEAR         YEAR         YEAR
                                   ENDED          ENDED        ENDED        ENDED
                                 12/31/99       12/31/98     12/31/97     12/31/96
                                 --------------------------------------------------
         Ven 24 No. of Units            --             --           --         --

Ven 21, 20 Contracts with GEM

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year            --             --           --         --
        Value at End of Year            --             --           --         --
                No. of Units            --             --           --         --

                                   YEAR         YEAR            YEAR        YEAR           YEAR              YEAR
                                   ENDED        ENDED          ENDED       ENDED          ENDED             ENDED
                                 12/31/05      12/31/04       12/31/03    12/31/02        12/31/01        12/31/00
                                -----------------------------------------------------------------------------------
Ven 9, 8,7 Contracts with no Optional Riders

      Value at Start of Year    $13.378598    $12.291912      $9.331532   $11.524203     $12.500000              --
        Value at End of Year     14.482924     13.378598      12.291912     9.331532      11.524203              --
       Ven 7, 8 No. of Units        74,034        72,407         74,945       54,119         49,914              --
          Ven 9 No. of Units        31,505        51,852         67,850       54,479         66,421              --

Ven 3 Contracts with no Optional Riders

      Value at Start of Year     13.378598     12.291912       9.331532    11.524203      12.500000              --
        Value at End of Year     14.482924     13.378598      12.291912     9.331532      11.524203              --
                No. of Units         3,618         4,497          2,538        1,030          2,486              --

FUNDAMENTAL VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year     14.841649     13.505688      10.570024    12.500000             --              --
        Value at End of Year     15.909335     14.841649      13.505688    10.570024             --              --
     Ven 20, 21 No. of Units     2,868,900     2,054,168      1,347,482      419,804             --              --
         Ven 24 No. of Units       531,230       437,675        282,797       87,372             --              --

Ven 21, 20 Contracts with GEM

      Value at Start of Year     14.763529     13.461572      10.556582    12.500000             --              --
        Value at End of Year     15.794080     14.763529      13.461572    10.556582             --              --
                No. of Units       172,364       117,730             --           --             --              --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year     14.705246     13.428610      10.546509    12.500000             --              --
        Value at End of Year     15.708228     14.705246      13.428610    10.546509             --              --
                No. of Units       429,488       385,620        222,592       99,581             --              --

Ven 3 Contracts with no Optional Riders

      Value at Start of Year     14.841649            --             --           --             --              --
        Value at End of Year     15.909335            --             --           --             --              --
                No. of Units           234            --             --           --             --              --

FUNDAMENTAL VALUE TRUST - SERIES I SHARES (units first credited 4-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year     13.552160     12.293099       9.601589    11.620125      12.500000              --
        Value at End of Year     14.546014     13.552160      12.293099     9.601589      11.620125              --
     Ven 20, 21 No. of Units     4,956,132     5,195,638      5,016,819    4,944,472      3,238,959              --
         Ven 24 No. of Units        78,469        73,404         75,103       69,672         29,957              --

Ven 21, 20 Contracts with GEM

      Value at Start of Year     13.452933     12.227577       9.569509    11.604513      12.500000              --
        Value at End of Year     14.410762     13.452933      12.227577     9.569509      11.604513              --
                No. of Units       123,793       129,106             --           --             --              --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year     13.378959     12.178644       9.545508    11.592814      12.500000              --
        Value at End of Year     14.310110     13.378959      12.178644     9.545508      11.592814              --
                No. of Units       473,551       520,972        531,469      559,715        209,656              --

Ven 9, 8,7 Contracts with no Optional Riders

      Value at Start of Year     13.552160     12.293099       9.601589    11.620125      12.500000              --
        Value at End of Year     14.546014     13.552160      12.293099     9.601589      11.620125              --
       Ven 7, 8 No. of Units       493,187       529,708        511,341      416,445        260,833              --
          Ven 9 No. of Units        90,805       110,276         91,136       75,283         51,189              --

Ven 3 Contracts with no Optional Riders

      Value at Start of Year     13.552160     12.293099       9.601589    11.620125      12.500000              --
        Value at End of Year     14.546014     13.552160      12.293099     9.601589      11.620125              --
                No. of Units        29,027        24,546         29,227       21,355            809              --

                                   YEAR            YEAR        YEAR         YEAR
                                   ENDED          ENDED        ENDED        ENDED
                                 12/31/99       12/31/98     12/31/97     12/31/96
                                 --------------------------------------------------
Ven 9, 8,7 Contracts with no Optional Riders

      Value at Start of Year            --             --        --         --
        Value at End of Year            --             --        --         --
       Ven 7, 8 No. of Units            --             --        --         --
          Ven 9 No. of Units            --             --        --         --

Ven 3 Contracts with no Optional Riders

      Value at Start of Year            --             --        --         --
        Value at End of Year            --             --        --         --
                No. of Units            --             --        --         --

FUNDAMENTAL VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year            --             --        --         --
        Value at End of Year            --             --        --         --
     Ven 20, 21 No. of Units            --             --        --         --
         Ven 24 No. of Units            --             --        --         --

Ven 21, 20 Contracts with GEM

      Value at Start of Year            --             --        --         --
        Value at End of Year            --             --        --         --
                No. of Units            --             --        --         --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year            --             --        --         --
        Value at End of Year            --             --        --         --
                No. of Units            --             --        --         --

Ven 3 Contracts with no Optional Riders

      Value at Start of Year            --             --        --         --
        Value at End of Year            --             --        --         --
                No. of Units            --             --        --         --

FUNDAMENTAL VALUE TRUST - SERIES I SHARES (units first credited 4-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year            --             --        --         --
        Value at End of Year            --             --        --         --
     Ven 20, 21 No. of Units            --             --        --         --
         Ven 24 No. of Units            --             --        --         --

Ven 21, 20 Contracts with GEM

      Value at Start of Year            --             --        --         --
        Value at End of Year            --             --        --         --
                No. of Units            --             --        --         --

Ven 24 Contracts with Payment Enhancement

      Value at Start of Year            --             --        --         --
        Value at End of Year            --             --        --         --
                No. of Units            --             --        --         --

Ven 9, 8,7 Contracts with no Optional Riders

      Value at Start of Year            --             --        --         --
        Value at End of Year            --             --        --         --
       Ven 7, 8 No. of Units            --             --        --         --
          Ven 9 No. of Units            --             --        --         --

Ven 3 Contracts with no Optional Riders

      Value at Start of Year            --             --        --         --
        Value at End of Year            --             --        --         --
                No. of Units            --             --        --         --

                                   YEAR         YEAR            YEAR        YEAR            YEAR              YEAR
                                   ENDED        ENDED          ENDED       ENDED           ENDED             ENDED
                                 12/31/05      12/31/04       12/31/03    12/31/02        12/31/01         12/31/00
                                ------------------------------------------------------------------------------------
GLOBAL ALLOCATION TRUST (FORMERLY TACTICAL ALLOCATION TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year     14.057979     12.669816      10.159257    12.500000             --              --
        Value at End of Year     14.685735     14.057979      12.669816    10.159257             --              --
     Ven 20, 21 No. of Units     1,361,652       573,222        231,726       25,179             --              --
         Ven 24 No. of Units       133,595        56,574         16,384        2,183             --              --

Ven 21, 20 Contracts with GEM

      Value at Start of Year     13.983996     12.628426      10.146318    12.500000             --              --
        Value at End of Year     14.579339     13.983996      12.628426    10.146318             --              --
                No. of Units        53,296        30,366          6,037        1,458             --              --

                                   YEAR           YEAR         YEAR       YEAR
                                   ENDED          ENDED        ENDED      ENDED
                                 12/31/99       12/31/98     12/31/97    12/31/96
                                 --------------------------------------------------
GLOBAL ALLOCATION TRUST (FORMERLY TACTICAL ALLOCATION TRUST) - SERIES II SHARES
(units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits

      Value at Start of Year           --             --           --         --
        Value at End of Year           --             --           --         --
     Ven 20, 21 No. of Units           --             --           --         --
         Ven 24 No. of Units           --             --           --         --

Ven 21, 20 Contracts with GEM

      Value at Start of Year           --             --           --         --
        Value at End of Year           --             --           --         --
                No. of Units           --             --           --         --

                             YEAR        YEAR        YEAR        YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                            ENDED       ENDED       ENDED       ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                           12/31/05    12/31/04    12/31/03    12/31/02  12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                          ----------  ----------  ----------  ---------- --------- --------- --------  --------  --------  --------
Ven 24 Contracts with Payment Enhancement
  Value at Start of Year  $13.928749  $12.597473  $10.136635  $12.500000        --        --       --        --        --        --
    Value at End of Year   14.500051   13.928749   12.597473   10.136635        --        --       --        --        --        --
            No. of Units     117,941      90,608      20,881      11,718        --        --       --        --        --        --

GLOBAL ALLOCATION TRUST (FORMERLY TACTICAL ALLOCATION TRUST) - SERIES I SHARES (units first credited 5-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
  Value at Start of Year   10.745803    9.666928    7.754044   10.239810 11.989936 12.500000       --        --        --        --
    Value at End of Year   11.254301   10.745803    9.666928    7.754044 10.239810 11.989936       --        --        --        --
 Ven 20, 21 No. of Units   2,648,217   2,637,119   2,533,934   3,184,540 3,545,932 2,080,534       --        --        --        --
     Ven 24 No. of Units      71,315      75,953      83,497      77,559    93,268    59,879       --        --        --        --

Ven 21, 20 Contracts with GEM
  Value at Start of Year   10.786548    9.723071    7.814676   10.340578 12.500000        --       --        --        --        --
    Value at End of Year   11.274461   10.786548    9.723071    7.814676 10.340578        --       --        --        --        --
            No. of Units      36,981      45,603      45,068      49,734    27,818        --       --        --        --        --

Ven 24 Contracts with Payment Enhancement
  Value at Start of Year   10.771542    9.724144    7.827267   10.372818 12.188577        --       --        --        --        --
    Value at End of Year   11.241951   10.771542    9.724144    7.827267 10.372818        --       --        --        --        --
            No. of Units      57,018      65,800      69,067      64,138    49,776        --       --        --        --        --

Ven 9, 8,7 Contracts with no Optional Riders
  Value at Start of Year   10.745803    9.666928    7.754044   10.239810 11.989936 12.500000       --        --        --        --
    Value at End of Year   11.254301   10.745803    9.666928    7.754044 10.239810 11.989936       --        --        --        --
   Ven 7, 8 No. of Units     135,911     124,364      75,274      84,162    72,009    55,951       --        --        --        --
      Ven 9 No. of Units      86,572      91,321     197,091     112,271    94,933    22,537       --        --        --        --

Ven 3 Contracts with no Optional Riders
  Value at Start of Year   10.745803    9.666928    7.754044   10.239810 11.989936 12.500000       --        --        --        --
    Value at End of Year   11.254301   10.745803    9.666928    7.754044 10.239810 11.989936       --        --        --        --
            No. of Units       1,878       6,009       5,158       2,734     5,819     4,235       --        --        --        --

GLOBAL BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
  Value at Start of Year   17.654114   16.265672   14.322611   12.500000        --        --       --        --        --        --
    Value at End of Year   16.250949   17.654114   16.265672   14.322611        --        --       --        --        --        --
 Ven 20, 21 No. of Units   1,550,136   1,085,071     594,712     154,273        --        --       --        --        --        --
     Ven 24 No. of Units     191,875     142,486     102,131      17,778        --        --       --        --        --        --

Ven 21, 20 Contracts with GEM
  Value at Start of Year   17.561257   16.212589   14.304439   12.500000        --        --       --        --        --        --
    Value at End of Year   16.133241   17.561257   16.212589   14.304439        --        --       --        --        --        --
            No. of Units      69,752      57,003      30,884       7,537        --        --       --        --        --        --

Ven 24 Contracts with Payment Enhancement
  Value at Start of Year   17.491941   16.172895   14.290823   12.500000        --        --       --        --        --        --
    Value at End of Year   16.045535   17.491941   16.172895   14.290823        --        --       --        --        --        --
            No. of Units     210,680     177,235     126,576      73,987        --        --       --        --        --        --

Ven 9, 8,7 Contracts with no Optional Riders
  Value at Start of Year   17.654114          --          --          --        --        --       --        --        --        --
    Value at End of Year   16.250949          --          --          --        --        --       --        --        --        --
      Ven 9 No. of Units       1,324          --          --          --        --        --       --        --        --        --

Ven 3 Contracts with no Optional Riders
  Value at Start of Year   17.654114          --          --          --        --        --       --        --        --        --
    Value at End of Year   16.250949          --          --          --        --        --       --        --        --        --
            No. of Units         288          --          --          --        --        --       --        --        --        --

GLOBAL BOND TRUST - SERIES I SHARES (units first credited 3-18-1988)

                             YEAR        YEAR        YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                            ENDED       ENDED       ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                           12/31/05    12/31/04    12/31/03   12/31/02  12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                           ---------   ---------   ---------  --------- --------- --------- --------- --------- --------- ---------
Ven 24, 22, 20 Contracts with no Optional Benefits
  Value at Start of Year   28.591497   26.301362   23.113561  19.512793 19.685989 19.632749 21.333144 20.104158 19.803954 17.772344
    Value at End of Year   26.350560   28.591497   26.301362  23.113561 19.512793 19.685989 19.632749 21.333144 20.104158 19.803954
 Ven 20, 21 No. of Units   1,769,002   2,031,568   2,317,481  2,458,560 1,519,001 1,896,073 1,901,881 1,978,710 2,010,332 1,808,466
     Ven 24 No. of Units      31,085      35,451      38,099     49,164    27,425    21,354     6,544        --        --        --

Ven 21, 20 Contracts with GEM
  Value at Start of Year   18.161547   16.740365   14.740820  12.469302 12.500000        --        --        --        --        --
    Value at End of Year   16.704718   18.161547   16.740365  14.740820 12.469302        --        --        --        --        --
            No. of Units      13,319      13,675      14,044      9,109     1,407        --        --        --        --        --

                           YEAR       YEAR       YEAR       YEAR       YEAR      YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED     ENDED      ENDED      ENDED      ENDED      ENDED
                         12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
                        ---------- ---------- ---------- ---------- ---------- --------- ---------- ---------- ---------- ----------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year $18.434631 $17.017639 $15.007467 $12.713906 $12.871966        --         --         --         --         --
   Value at End of Year  16.930541  18.434631  17.017639  15.007467  12.713906        --         --         --         --         --
           No. of Units    102,238     94,079     92,810    116,859     32,769        --         --         --         --         --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  28.591497  26.301362  23.113561  19.512793  19.685989 19.632749  21.333144  20.104158  19.803954  17.772344
   Value at End of Year  26.350560  28.591497  26.301362  23.113561  19.512793 19.685989  19.632749  21.333144  20.104158  19.803954
  Ven 7, 8 No. of Units  1,020,803  1,199,088  1,423,804  1,691,185  1,797,052 2,367,669  3,930,738  5,605,409  6,949,735  8,695,136
     Ven 9 No. of Units    136,559    151,168    188,785    260,796    198,513   266,250    337,556    411,434    430,961    462,254

Ven 3 Contracts with no Optional Riders
 Value at Start of Year  28.591497  26.301362  23.113561  19.512793  19.685989 19.632749  21.333144  20.104158  19.803954  17.772344
   Value at End of Year  26.350560  28.591497  26.301362  23.113561  19.512793 19.685989  19.632749  21.333144  20.104158  19.803954
           No. of Units    113,908    116,008    128,081    142,880    142,190   182,642    243,349    315,284    460,366    648,726

GLOBAL TRUST (FORMERLY, GLOBAL EQUITY TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  14.649783  12.971433  10.339112  12.500000         --        --         --         --         --         --
   Value at End of Year  15.963498  14.649783  12.971433  10.339112         --        --         --         --         --         --
Ven 20, 21 No. of Units    391,497    319,704    276,345    124,634         --        --         --         --         --         --
    Ven 24 No. of Units    129,923     84,399     36,341      6,453         --        --         --         --         --         --

Ven 21, 20 Contracts with GEM
 Value at Start of Year  14.572703  12.929075  10.325957  12.500000         --        --         --         --         --         --
   Value at End of Year  15.847876  14.572703  12.929075  10.325957         --        --         --         --         --         --
           No. of Units     20,840     15,321     10,443      4,027         --        --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  14.515144  12.897371  10.316092  12.500000         --        --         --         --         --         --
   Value at End of Year  15.761684  14.515144  12.897371  10.316092         --        --         --         --         --         --
           No. of Units     38,051     28,189     23,117     15,985         --        --         --         --         --         --

GLOBAL TRUST (FORMERLY, GLOBAL EQUITY TRUST) - SERIES I SHARES (units first credited 3-18-1988)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  25.580338  22.606366  17.985999  22.548612  27.253960 24.633827  24.098970  21.770913  18.276450  16.459655
   Value at End of Year  27.930013  25.580338  22.606366  17.985999  22.548612 27.253960  24.633827  24.098970  21.770913  18.276450
Ven 20, 21 No. of Units  3,751,710  4,485,840  5,323,468  6,384,424  7,778,987 8,561,314 10,151,138 10,635,908  9,496,008  7,548,856
    Ven 24 No. of Units     51,530     54,725     64,511     76,424     84,032    88,244     38,004         --         --         --

Ven 21, 20 Contracts with GEM
 Value at Start of Year  11.866384  10.507840   8.376938  10.523033  12.500000        --         --         --         --         --
   Value at End of Year  12.930563  11.866384  10.507840   8.376938  10.523033        --         --         --         --         --
           No. of Units     16,292     33,259     32,345     36,248     18,272        --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  12.544497  11.125022   8.882263  11.174588  13.554144        --         --         --         --         --
   Value at End of Year  13.649055  12.544497  11.125022   8.882263  11.174588        --         --         --         --         --
           No. of Units    118,238    131,827    133,988    153,605     80,490        --         --         --         --         --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  25.580338  22.606366  17.985999  22.548612  27.253960 24.633827  24.098970  21.770913  18.276450  16.459655
   Value at End of Year  27.930013  25.580338  22.606366  17.985999  22.548612 27.253960  24.633827  24.098970  21.770913  18.276450
  Ven 7, 8 No. of Units  3,623,470  4,210,273  5,051,786  6,233,457  7,508,544 9,475,759 14,642,124 20,395,045 23,171,379 25,495,869
     Ven 9 No. of Units    654,283    887,563  1,005,033  1,198,999  1,463,631 1,763,567  2,118,413  2,205,244  2,090,811  1,955,864

Ven 3 Contracts with no Optional Riders
 Value at Start of Year  25.580338  22.606366  17.985999  22.548612  27.253960 24.633827  24.098970  21.770913  18.276450  16.459655
   Value at End of Year  27.930013  25.580338  22.606366  17.985999  22.548612 27.253960  24.633827  24.098970  21.770913  18.276450
           No. of Units    259,931    294,194    339,861    386,600    488,110   604,737    919,791  1,219,962  1,665,276  2,070,671

                            YEAR       YEAR       YEAR       YEAR       YEAR      YEAR       YEAR       YEAR       YEAR       YEAR
                           ENDED      ENDED      ENDED      ENDED      ENDED     ENDED      ENDED      ENDED      ENDED      ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
                          --------  ---------  ---------   --------   --------  --------   --------   --------   --------   --------
GREAT COMPANIES-AMERICA TRUST (REPLACED BY U.S. GLOBAL LEADERS TRUST EFF 4-29-05) - SERIES II SHARES
(units first credited 8-04-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year         --  13.929376  12.500000         --         --        --         --         --         --         --
   Value at End of Year         --  13.983093  13.929376         --         --        --         --         --         --         --
Ven 20, 21 No. of Units         --      5,641      6,320         --         --        --         --         --         --         --
    Ven 24 No. of Units         --        932         --         --         --        --         --         --         --         --

Ven 21, 20 Contracts with GEM
 Value at Start of Year         --  13.918025  12.500000         --         --        --         --         --         --         --
   Value at End of Year         --  13.943699  13.918025         --         --        --         --         --         --         --
           No. of Units         --         --        876         --         --        --         --         --         --         --

                   YEAR       YEAR        YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                  ENDED      ENDED       ENDED       ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                 12/31/05   12/31/04    12/31/03    12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
                 --------- ----------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Ven 24 Contracts with Payment Enhancement
 Value at Start
        of Year         -- $ 13.909520 $ 13.389007         --         --         --         --         --         --         --
   Value at End
        of Year         --   13.914235   13.909520         --         --         --         --         --         --         --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start
        of Year         --   13.929376   12.500000         --         --         --         --         --         --         --
   Value at End
        of Year         --   13.983093   13.929376         --         --         --         --         --         --         --
      Ven 9 No.
       of Units         --          82          --         --         --         --         --         --         --         --

Ven 3 Contracts with no Optional Riders
 Value at Start
        of Year         --   13.929376   12.500000         --         --         --         --         --         --         --
   Value at End
        of Year         --   13.983093   13.929376         --         --         --         --         --         --         --

GROWTH & INCOME TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start
        of Year  13.506868   12.855881   10.313304  12.500000         --         --         --         --         --         --
   Value at End
        of Year  13.564583   13.506868   12.855881  10.313304         --         --         --         --         --         --
 Ven 20, 21 No.
       of Units  1,260,755   1,402,787   1,157,356    375,413         --         --         --         --         --         --
     Ven 24 No.
       of Units    319,240     346,789     275,513     69,557         --         --         --         --         --         --

Ven 21, 20 Contracts with GEM
 Value at Start
        of Year  13.435756   12.813869   10.300169  12.500000         --         --         --         --         --         --
   Value at End
        of Year  13.466290   13.435756   12.813869  10.300169         --         --         --         --         --         --
   No. of Units    123,670     126,219     111,950     43,336         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
 Value at Start
        of Year  13.382694   12.782466   10.290331  12.500000         --         --         --         --         --         --
   Value at End
        of Year  13.393047   13.382694   12.782466  10.290331         --         --         --         --         --         --
   No. of Units    382,827     423,871     342,057    157,975         --         --         --         --         --         --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start
        of Year  13.506868          --          --         --         --         --         --         --         --         --
   Value at End
        of Year  13.564583          --          --         --         --         --         --         --         --         --
      Ven 9 No.
       of Units        540          --          --         --         --         --         --         --         --         --

GROWTH & INCOME TRUST - SERIES I SHARES (units first credited 4-23-1991)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start
        of Year  30.370984   28.846586   23.109098  30.971701  35.404552  38.655938  32.976967  26.431239  20.178770  16.660889
   Value at End
        of Year  30.558120   30.370984   28.846586  23.109098  30.971701  35.404552  38.655938  32.976967  26.431239  20.178770
 Ven 20, 21 No.
        of Units 14,442,611  18,546,078  22,221,143 25,907,419 32,116,274 34,550,777 33,148,376 25,877,974 20,325,603 13,983,533
     Ven 24 No.
       of Units    409,047     500,404     599,531    659,127    780,042    748,595    306,537         --         --         --

Ven 21, 20 Contracts with GEM
 Value at Start
        of Year  10.432331    9.928592    7.969731  10.702774  12.500000         --         --         --         --         --
   Value at End
        of Year  10.475698   10.432331    9.928592   7.969731  10.702774         --         --         --         --         --
   No. of Units    244,204     274,323     267,362    259,860    161,959         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
 Value at Start
        of Year   9.861332    9.399287    7.556172  10.162651  11.658205         --         --         --         --         --
   Value at End
        of Year   9.887534    9.861332    9.399287   7.556172  10.162651         --         --         --         --         --
   No. of Units  1,226,520   1,588,659   1,689,907  1,735,841  1,134,259         --         --         --         --         --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start
        of Year  30.370984   28.846586   23.109098  30.971701  35.404552  38.655938  32.976967  26.431239  20.178770  16.660889
   Value at End
        of Year  30.558120   30.370984   28.846586  23.109098  30.971701  35.404552  38.655938  32.976967  26.431239  20.178770
   Ven 7, 8 No.
       of Units  5,765,877   7,267,903   8,866,162 10,572,731 12,958,144 16,700,731 23,383,310 27,426,054 28,838,843 28,733,217
      Ven 9 No.
       of Units  1,567,196   1,986,940   2,353,077  2,759,364  3,667,473  4,397,852  5,082,495  4,327,968  3,402,511  2,601,498

Ven 3 Contracts with no Optional Riders
 Value at Start
        of Year  30.370984   28.846586   23.109098  30.971701  35.404552  38.655938  32.976967  26.431239  20.178770  16.660889
   Value at End
        of Year  30.558120   30.370984   28.846586  23.109098  30.971701  35.404552  38.655938  32.976967  26.431239  20.178770

                           YEAR        YEAR       YEAR       YEAR      YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED       ENDED      ENDED      ENDED     ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                         12/31/05    12/31/04   12/31/03   12/31/02  12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                         ---------  ---------  ---------  ---------  --------  ---------  ---------  ---------  --------- ---------
           No. of Units    352,698    432,587    494,334    593,185   839,061  1,041,187  1,263,137  1,444,081  1,673,048  1,828,515

HEALTH SCIENCES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  16.170972  14.254961  10.636160  12.500000        --         --         --         --         --       --
   Value at End of Year  17.928360  16.170972  14.254961  10.636160        --         --         --         --         --       --
Ven 20, 21 No. of Units    937,529    997,397    717,698    167,483        --         --         --         --         --       --
    Ven 24 No. of Units    155,541    154,419     81,653      8,334        --         --         --         --         --       --

                           YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                         12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                        ---------- ---------- ---------- ----------  ---------  ---------  ---------  ---------  --------- --------
Ven 21, 20 Contracts with GEM
 Value at Start of Year $16.085865 $14.208412 $10.622622 $12.500000         --         --         --         --         --       --
   Value at End of Year  17.798466  16.085865  14.208412  10.622622         --         --         --         --         --       --
           No. of Units     65,358     60,559     65,780     12,026         --         --         --         --         --       --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  16.022313  14.173571  10.612467  12.500000         --         --         --         --         --       --
   Value at End of Year  17.701664  16.022313  14.173571  10.612467         --         --         --         --         --       --
           No. of Units     86,059     93,780     65,279     33,548         --         --         --         --         --       --

HEALTH SCIENCES TRUST - SERIES I SHARES (units first credited 4-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  14.698179  12.926890   9.623619  13.413253  12.500000         --         --         --         --       --
   Value at End of Year  16.326945  14.698179  12.926890   9.623619  13.413253         --         --         --         --       --
Ven 20, 21 No. of Units  2,035,325  2,232,141  2,237,109  1,881,548  1,547,290         --         --         --         --       --
    Ven 24 No. of Units     46,557     54,947     57,651     59,439     40,823         --         --         --         --       --

Ven 21, 20 Contracts with GEM
 Value at Start of Year  14.590517  12.857956   9.591443  13.395250  12.500000         --         --         --         --       --
   Value at End of Year  16.175065  14.590517  12.857956   9.591443  13.395250         --         --         --         --       --
           No. of Units     81,965     83,245     96,900     92,595     38,218         --         --         --         --       --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  14.510292  12.806521   9.567392  13.381761  12.500000         --         --         --         --       --
   Value at End of Year  16.062084  14.510292  12.806521   9.567392  13.381761         --         --         --         --       --
           No. of Units    153,048    195,136    203,143    195,515     78,979         --         --         --         --       --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  14.698179  12.926890   9.623619  13.413253  12.500000         --         --         --         --       --
   Value at End of Year  16.326945  14.698179  12.926890   9.623619  13.413253         --         --         --         --       --
  Ven 7, 8 No. of Units    181,895    233,957    205,343    132,889    112,770         --         --         --         --       --
     Ven 9 No. of Units     39,136     41,759     54,245     35,305     45,401         --         --         --         --       --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year  14.698179  12.926890   9.623619  13.413253  12.500000         --         --         --         --       --
   Value at End of Year  16.326945  14.698179  12.926890   9.623619  13.413253         --         --         --         --       --
           No. of Units     19,916     21,721     12,217      6,381      4,660         --         --         --         --       --

HIGH YIELD TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  15.695609  14.359708  11.724791  12.500000         --         --         --         --         --       --
   Value at End of Year  16.028671  15.695609  14.359708  11.724791         --         --         --         --         --       --
Ven 20, 21 No. of Units  1,012,355  1,166,184    959,895    146,256         --         --         --         --         --       --
    Ven 24 No. of Units    163,667    164,206    135,938     16,234         --         --         --         --         --       --

Ven 21, 20 Contracts with GEM
 Value at Start of Year  15.613037  14.312819  11.709887  12.500000         --         --         --         --         --       --
   Value at End of Year  15.912567  15.613037  14.312819  11.709887         --         --         --         --         --       --
           No. of Units     76,759     84,070     69,559     19,757         --         --         --         --         --       --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  15.551396  14.277775  11.698735  12.500000         --         --         --         --         --       --
   Value at End of Year  15.826048  15.551396  14.277775  11.698735         --         --         --         --         --       --
           No. of Units    356,539    386,544    401,907     43,415         --         --         --         --         --       --

HIGH YIELD TRUST - SERIES I SHARES (units first credited 1-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  15.481606  14.136722  11.519811  12.544550  13.459828  14.993652  14.078376  13.890491  12.500000       --
   Value at End of Year  15.831453  15.481606  14.136722  11.519811  12.544550  13.459828  14.993652  14.078376  13.890491       --
Ven 20, 21 No. of Units  4,009,948  5,577,439  6,913,897  5,310,364  6,162,712  4,290,253  4,533,792  4,037,169  2,193,196       --

                           YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                         12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                         ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  --------- --------
    Ven 24 No. of Units     88,258    119,909    164,300    108,798    107,850     77,834     26,298         --         --       --

Ven 21, 20 Contracts with GEM
 Value at Start of Year  13.396712  12.257492  10.008436  10.920556  12.500000         --         --         --         --       --
   Value at End of Year  13.672164  13.396712  12.257492  10.008436  10.920556         --         --         --         --       --
           No. of Units     65,233    116,268    114,270     67,191     25,771         --         --         --         --       --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  13.065633  11.972562   9.790451  10.698741  11.519841         --         --         --         --       --
   Value at End of Year  13.314332  13.065633  11.972562   9.790451  10.698741         --         --         --         --       --
           No. of Units    375,652    462,419    775,551    369,742    218,398         --         --         --         --       --

                   YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                  ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                 12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start
        of Year $15.481606 $14.136722 $11.519811 $12.544550 $13.459828 $14.993652 $14.078376 $13.890491 $12.500000         --
   Value at End
        of Year  15.831453  15.481606  14.136722  11.519811  12.544550  13.459828  14.993652  14.078376  13.890491         --
   Ven 7, 8 No.
       of Units    579,810    756,293    931,712    788,407    773,765    803,920  1,396,640  1,645,568  1,007,573         --
      Ven 9 No.
       of Units    199,413    269,177    402,143    344,031    437,320    450,763    548,706    531,010    281,593         --

Ven 3 Contracts with no Optional Riders
 Value at Start
        of Year  15.481606  14.136722  11.519811  12.544550  13.459828  14.993652  14.078376  13.890491  12.500000         --
   Value at End
        of Year  15.831453  15.481606  14.136722  11.519811  12.544550  13.459828  14.993652  14.078376  13.890491         --
   No. of Units     23,203     36,255     38,235     27,627     33,145     26,668    117,307    114,881     37,068         --

INCOME & VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start
        of Year  14.318484  13.518115  10.855096  12.500000         --         --         --         --         --         --
   Value at End
        of Year  14.823731  14.318484  13.518115  10.855096         --         --         --         --         --         --
 Ven 20, 21 No.
       of Units  1,411,709  1,611,555  1,122,179    307,039         --         --         --         --         --         --
     Ven 24 No.
       of Units    232,914    227,133    151,378     21,089         --         --         --         --         --         --

Ven 21, 20 Contracts with GEM
 Value at Start
        of Year  14.243132  13.473973  10.841289  12.500000         --         --         --         --         --         --
   Value at End
        of Year  14.716356  14.243132  13.473973  10.841289         --         --         --         --         --         --
   No. of Units     85,760     81,659     41,867      8,185         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
 Value at Start
        of Year  14.186875  13.440953  10.830938  12.500000         --         --         --         --         --         --
   Value at End
        of Year  14.636323  14.186875  13.440953  10.830938         --         --         --         --         --         --
   No. of Units    148,866    155,735    101,086     42,937         --         --         --         --         --         --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start
        of Year  14.318484         --         --         --         --         --         --         --         --         --
   Value at End
        of Year  14.823731         --         --         --         --         --         --         --         --         --
      Ven 9 No.
       of Units        489         --         --         --         --         --         --         --         --         --

INCOME & VALUE TRUST - SERIES I SHARES (units first credited 8-03-1989)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start
        of Year  25.138132  23.683960  18.988592  22.905535  23.004542  22.230152  20.742457  18.276161  15.995076  14.752561
   Value at End
        of Year  26.083691  25.138132  23.683960  18.988592  22.905535  23.004542  22.230152  20.742457  18.276161  15.995076
 Ven 20, 21 No.
       of Units  4,957,736  6,461,742  6,144,739  6,526,842  6,493,090  5,530,667  6,288,702  4,509,114  4,307,003  4,118,226
     Ven 24 No.
       of Units     96,775    104,442     83,521     94,535     89,882     62,605     34,371         --         --         --

Ven 21, 20 Contracts with GEM
 Value at Start
        of Year  13.133348  12.398458   9.960340  12.039038  12.500000         --         --         --         --         --
   Value at End
        of Year  13.600186  13.133348  12.398458   9.960340  12.039038         --         --         --         --         --
   No. of Units     88,052     94,628     93,675     71,220     37,191         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
 Value at Start
        of Year  13.696136  12.949206  10.418378  12.611582  12.710793         --         --         --         --         --
   Value at End
        of Year  14.161791  13.696136  12.949206  10.418378  12.611582         --         --         --         --         --
   No. of Units    309,952    396,316    290,586    276,653    146,530         --         --         --         --         --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start
        of Year  25.138132  23.683960  18.988592  22.905535  23.004542  22.230152  20.742457  18.276161  15.995076  14.752561
   Value at End
        of Year  26.083691  25.138132  23.683960  18.988592  22.905535  23.004542  22.230152  20.742457  18.276161  15.995076
   Ven 7, 8 No.
       of Units  4,335,775  5,218,459  6,012,536  6,781,403  8,048,262  9,704,729 13,822,032 17,110,188 20,180,075 24,710,358
      Ven 9 No.
       of Units    531,460    652,614    680,402    761,612    908,692  1,009,134  1,258,137  1,300,435  1,321,777  1,346,688

Ven 3 Contracts with no Optional Riders
 Value at Start
        of Year  25.138132  23.683960  18.988592  22.905535  23.004542  22.230152  20.742457  18.276161  15.995076  14.752561
   Value at End
        of Year  26.083691  25.138132  23.683960  18.988592  22.905535  23.004542  22.230152  20.742457  18.276161  15.995076
   No. of Units  1,602,821  1,833,533  2,056,984  2,335,405  2,776,671  3,226,275  3,981,001  4,737,002  5,667,799  7,206,777

                           YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                         12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                        ---------- ---------- ---------- ----------  ---------  ---------  ---------  ---------  --------- --------
INTERNATIONAL EQUITY INDEX TRUST A - SERIES II SHARES (units first credited 5-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  14.645623  12.500000         --         --         --         --         --         --         --       --
   Value at End of Year  16.809895  14.645623         --         --         --         --         --         --         --       --
Ven 20, 21 No. of Units    434,601    262,855         --         --         --         --         --         --         --       --
    Ven 24 No. of Units     73,564     72,367         --         --         --         --         --         --         --       --

Ven 21, 20 Contracts with GEM
 Value at Start of Year  14.626224  12.500000         --         --         --         --         --         --         --       --
   Value at End of Year  16.754211  14.626224         --         --         --         --         --         --         --       --
           No. of Units     19,978     20,759         --         --         --         --         --         --         --       --

                           YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                         12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                        ---------- ---------- ---------- ----------  ---------  ---------  ---------  ---------  --------- --------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year $14.611687 $12.500000         --         --         --         --         --         --         --       --
   Value at End of Year  16.712550  14.611687         --         --         --         --         --         --         --       --
           No. of Units     26,557     20,559         --         --         --         --         --         --         --       --

INTERNATIONAL EQUITY INDEX TRUST A - SERIES I SHARES (units first credited 5-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  14.668950  12.500000         --         --         --         --         --         --         --       --
   Value at End of Year  16.868674  14.668950         --         --         --         --         --         --         --       --
Ven 20, 21 No. of Units    825,452    712,758         --         --         --         --         --         --         --       --
    Ven 24 No. of Units      7,361     21,750         --         --         --         --         --         --         --       --

Ven 21, 20 Contracts with GEM
 Value at Start of Year  14.649519  12.500000         --         --         --         --         --         --         --       --
   Value at End of Year  16.812786  14.649519         --         --         --         --         --         --         --       --
           No. of Units     12,560     13,186         --         --         --         --         --         --         --       --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  14.634965  12.500000         --         --         --         --         --         --         --       --
   Value at End of Year  16.770985  14.634965         --         --         --         --         --         --         --       --
           No. of Units     31,610     24,373         --         --         --         --         --         --         --       --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  14.668950  12.500000         --         --         --         --         --         --         --       --
   Value at End of Year  16.868674  14.668950         --         --         --         --         --         --         --       --
  Ven 7, 8 No. of Units     81,627     75,228         --         --         --         --         --         --         --       --
     Ven 9 No. of Units     21,492     19,292         --         --         --         --         --         --         --       --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year  14.668950  12.500000         --         --         --         --         --         --         --       --
   Value at End of Year  16.868674  14.668950         --         --         --         --         --         --         --       --
           No. of Units      2,537        696         --         --         --         --         --         --         --       --

INTERNATIONAL OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
   Value at End of Year  15.366928         --         --         --         --         --         --         --         --       --
Ven 20, 21 No. of Units    225,062         --         --         --         --         --         --         --         --       --
    Ven 24 No. of Units     26,672         --         --         --         --         --         --         --         --       --

Ven 21, 20 Contracts with GEM
 Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
   Value at End of Year  15.346601         --         --         --         --         --         --         --         --       --
           No. of Units      8,548         --         --         --         --         --         --         --         --       --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
   Value at End of Year  15.331369         --         --         --         --         --         --         --         --       --
           No. of Units        745         --         --         --         --         --         --         --         --       --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
   Value at End of Year  15.366928         --         --         --         --         --         --         --         --       --
  Ven 7, 8 No. of Units     18,782         --         --         --         --         --         --         --         --       --
     Ven 9 No. of Units      2,524         --         --         --         --         --         --         --         --       --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year  12.500000         --         --         --         --         --         --         --         --       --
   Value at End of Year  15.366928         --         --         --         --         --         --         --         --       --
           No. of Units        465         --         --         --         --         --         --         --         --       --

                            YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR
                           ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97 12/31/96
                         ---------  ---------  ---------  ---------   --------   --------   --------   --------   -------- --------
INTERNATIONAL SMALL CAP TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  17.981703  15.087440   9.888129  12.500000         --         --         --         --         --       --
   Value at End of Year  19.483328  17.981703  15.087440   9.888129         --         --         --         --         --       --
Ven 20, 21 No. of Units    497,180    402,232    260,105     58,684         --         --         --         --         --       --
    Ven 24 No. of Units     84,945     81,455     54,188      4,073         --         --         --         --         --       --

Ven 21, 20 Contracts with GEM
 Value at Start of Year  17.887126  15.038195   9.875544  12.500000         --         --         --         --         --       --
   Value at End of Year  19.342259  17.887126  15.038195   9.875544         --         --         --         --         --       --
           No. of Units     29,986     26,711     10,062         22         --         --         --         --         --       --

                           YEAR       YEAR         YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR
                          ENDED      ENDED        ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED
                         12/31/05   12/31/04     12/31/03   12/31/02   12/31/01   12/31/00   12/31/99  12/31/98  12/31/97  12/31/96
                        ----------- ----------  ---------- ----------  ---------  ---------  --------- --------- --------- ---------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year $ 17.816506 $15.001355  $ 9.866121 $12.500000         --         --         --        --        --        --
   Value at End of Year   19.237114  17.816506   15.001355   9.866121         --         --         --        --        --        --
           No. of Units      64,292     56,129      31,044      4,421         --         --         --        --        --        --

INTERNATIONAL SMALL CAP TRUST - SERIES I SHARES (units first credited 3-04-1996)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year   19.174442  16.062039   10.512423  12.802022  18.844170  26.974754  14.792077 13.410016 13.493094 12.500000
   Value at End of Year   20.819100  19.174442   16.062039  10.512423  12.802022  18.844170  26.974754 14.792077 13.410016 13.493094
Ven 20, 21 No. of Units   3,212,329  3,854,614   4,119,428  4,431,773  5,556,099  6,624,074  3,694,429 3,809,919 3,883,357 2,774,371
    Ven 24 No. of Units      91,399    108,039     124,815    121,855    142,852    163,214     32,991        --        --        --

Ven 21, 20 Contracts with GEM
 Value at Start of Year   12.942439  10.863371    7.124165   8.693187  12.500000         --         --        --        --        --
   Value at End of Year   14.024570  12.942439   10.863371   7.124165   8.693187         --         --        --        --        --
           No. of Units      15,170     14,126      11,664     27,216     14,996         --         --        --        --        --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year   10.063969   8.460002    5.556362   6.790288  10.030446         --         --        --        --        --
   Value at End of Year   10.889133  10.063969    8.460002   5.556362   6.790288         --         --        --        --        --
           No. of Units      70,975     78,817      57,627     73,516     35,068         --         --        --        --        --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year   19.174442  16.062039   10.512423  12.802022  18.844170  26.974754  14.792077 13.410016 13.493094 12.500000
   Value at End of Year   20.819100  19.174442   16.062039  10.512423  12.802022  18.844170  26.974754 14.792077 13.410016 13.493094
  Ven 7, 8 No. of Units     592,177    720,523     901,956    971,225  1,223,014  1,699,495  1,646,930 2,292,631 2,799,726 3,379,845
     Ven 9 No. of Units     183,867    250,280     279,919    327,294    429,139    582,581    665,833   605,535   510,488   365,318

Ven 3 Contracts with no Optional Riders
 Value at Start of Year   19.174442  16.062039   10.512423  12.802022  18.844170  26.974754  14.792077 13.410016 13.493094 12.500000
   Value at End of Year   20.819100  19.174442   16.062039  10.512423  12.802022  18.844170  26.974754 14.792077 13.410016 13.493094
           No. of Units      50,069     50,847      44,025     52,555     79,471    107,386    111,479   114,167   169,876   227,222

INTERNATIONAL STOCK TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts  with no Optional Benefits
 Value at Start of Year   14.162481  12.450972    9.693467  12.500000         --         --         --        --        --        --
   Value at End of Year   16.159479  14.162481   12.450972   9.693467         --         --         --        --        --        --
Ven 20, 21 No. of Units     347,173    306,708     253,182    141,371         --         --         --        --        --        --
    Ven 24 No. of Units      43,542     37,104     115,127     14,269         --         --         --        --        --        --

Ven 21, 20 Contracts with GEM
 Value at Start of Year   14.087926  12.410284    9.681116  12.500000         --         --         --        --        --        --
   Value at End of Year   16.042404  14.087926   12.410284   9.681116         --         --         --        --        --        --
           No. of Units      17,339     10,444      11,252      6,994         --         --         --        --        --        --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year   14.032279  12.379856    9.671864  12.500000         --         --         --        --        --        --
   Value at End of Year   15.955163  14.032279   12.379856   9.671864         --         --         --        --        --        --
           No. of Units      23,870     18,256      16,480     12,367         --         --         --        --        --        --

INTERNATIONAL STOCK TRUST - SERIES I SHARES (units first credited 1-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year   13.198278  11.579330    9.013656  11.672280  15.087850  18.338932  14.337171 12.652231 12.500000        --
   Value at End of Year   15.090269  13.198278   11.579330   9.013656  11.672280  15.087850  18.338932 14.337171 12.652231        --
Ven 20, 21 No. of Units   2,993,535  3,604,794   4,239,580  4,752,635  5,157,402  4,886,121  2,720,915 1,991,503 1,516,377        --
    Ven 24 No. of Units      90,025     87,592     115,127    131,618    137,508    124,426     21,852        --        --        --

Ven 21, 20 Contracts with GEM
 Value at Start of Year   10.870422   9.556168    7.453649   9.671494  12.500000         --         --        --        --        --
   Value at End of Year   12.403968  10.870422    9.556168   7.453649   9.671494         --         --        --        --        --

                           YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     YEAR
                          ENDED       ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED    ENDED
                         12/31/05    12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97 12/31/96
                         ---------   --------   --------   --------  ---------   --------   --------   --------   -------- --------
           No. of Units     27,531     28,242     29,884     28,226     17,865         --         --         --         --       --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year   9.663241   8.507707   6.645829   8.636273  11.202883         --         --         --         --       --
   Value at End of Year  11.010008   9.663241   8.507707   6.645829   8.636273         --         --         --         --       --
           No. of Units    105,693    104,062    115,842    126,008     69,101         --         --         --         --       --

                           YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED       ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                         12/31/05    12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                        ----------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year $ 13.198278 $11.579330 $ 9.013656 $11.672280 $15.087850 $18.338932 $14.337171 $12.652231 $12.500000       --
   Value at End of Year   15.090269  13.198278  11.579330   9.013656  11.672280  15.087850  18.338932  14.337171  12.652231       --
  Ven 7, 8 No. of Units     382,173    460,301    511,387    623,352    692,219    934,113    894,041    904,709    786,217       --
     Ven 9 No. of Units     102,266    120,901    147,049    183,541    222,009    294,511    235,698    203,765    131,727       --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year   13.198278  11.579330   9.013656  11.672280  15.087850  18.338932  14.337171  12.652231  12.500000       --
   Value at End of Year   15.090269  13.198278  11.579330   9.013656  11.672280  15.087850  18.338932  14.337171  12.652231       --
           No. of Units      31,628     33,039     34,425     35,011     43,113     52,245     47,274     63,240     69,740       --

INTERNATIONAL VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year   16.702962  13.955892   9.792779  12.500000         --         --         --         --         --       --
   Value at End of Year   18.169409  16.702962  13.955892   9.792779         --         --         --         --         --       --
Ven 20, 21 No. of Units   2,256,168  1,700,324  1,148,752    327,703         --         --         --         --         --       --
    Ven 24 No. of Units     405,505    307,005    208,885     56,165         --         --         --         --         --       --

Ven 21, 20 Contracts with GEM
 Value at Start of Year   16.615070  13.910309   9.780303  12.500000         --         --         --         --         --       --
   Value at End of Year   18.037802  16.615070  13.910309   9.780303         --         --         --         --         --       --
           No. of Units      95,980     82,027     57,785     15,357         --         --         --         --         --       --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year   16.549456  13.876213   9.770965  12.500000         --         --         --         --         --       --
   Value at End of Year   17.939725  16.549456  13.876213   9.770965         --         --         --         --         --       --
           No. of Units     224,574    165,748    122,136     40,129         --         --         --         --         --       --

INTERNATIONAL VALUE TRUST - SERIES I SHARES (units first credited 5-01-1999)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year   14.606124  12.186877   8.531381  10.529997  11.862293  12.860110  12.500000         --         --       --
   Value at End of Year   15.921898  14.606124  12.186877   8.531381  10.529997  11.862293  12.860110         --         --       --
Ven 20, 21 No. of Units  11,443,905  6,019,390  5,660,590  4,976,529  3,705,188  2,392,567  1,141,789         --         --       --
    Ven 24 No. of Units     277,116    152,159    141,215    134,249    118,613    106,685     29,546         --         --       --

Ven 21, 20 Contracts with GEM
 Value at Start of Year   15.340055  12.824929   8.995998  11.125714  12.500000         --         --         --         --       --
   Value at End of Year   16.688632  15.340055  12.824929   8.995998  11.125714         --         --         --         --       --
           No. of Units      52,740     39,528     40,172     31,634     12,478         --         --         --         --       --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year   14.410076  12.065552   8.476026  10.498425  11.868508         --         --         --         --       --
   Value at End of Year   15.653467  14.410076  12.065552   8.476026  10.498425         --         --         --         --       --
           No. of Units     249,794    179,529    160,669    169,982     61,427         --         --         --         --       --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year   14.606124  12.186877   8.531381  10.529997  11.862293  12.860110  12.500000         --         --       --
   Value at End of Year   15.921898  14.606124  12.186877   8.531381  10.529997  11.862293  12.860110         --         --       --
  Ven 7, 8 No. of Units   1,942,571    818,877    777,825    641,815    322,313    313,577    254,248         --         --       --
     Ven 9 No. of Units     502,090     90,708     86,610     51,807     35,446     26,032     17,704         --         --       --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year   14.606124  12.186877   8.531381  10.529997  11.862293  12.860110  12.500000         --         --       --
   Value at End of Year   15.921898  14.606124  12.186877   8.531381  10.529997  11.862293  12.860110         --         --       --
           No. of Units     128,242     65,351     53,822     42,061     26,240     28,567     17,620         --         --       --

INVESTMENT QUALITY BOND TRUST - SERIES II SHARES (units first credited 6-18-1985)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year   14.572100  14.121535  13.354011  12.500000         --         --         --         --         --       --
   Value at End of Year   14.661107  14.572100  14.121535  13.354011         --         --         --         --         --       --

                           YEAR       YEAR       YEAR       YEAR        YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED       ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                         12/31/05   12/31/04   12/31/03   12/31/02    12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                         ---------  ---------  ---------  ---------   --------   --------   --------   --------   --------  --------
Ven 20, 21 No. of Units  1,084,887    576,334    550,260    210,622         --         --         --         --         --        --
    Ven 24 No. of Units    265,303    133,222    125,177     36,633         --         --         --         --         --        --

Ven 21, 20 Contracts with GEM
 Value at Start of Year  14.495417  14.075410  13.337047  12.500000         --         --         --         --         --        --
   Value at End of Year  14.554897  14.495417  14.075410  13.337047         --         --         --         --         --        --
           No. of Units     70,620     45,212     42,161     18,928         --         --         --         --         --        --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  14.438164  14.040925  13.324346  12.500000         --         --         --         --         --        --
   Value at End of Year  14.475739  14.438164  14.040925  13.324346         --         --         --         --         --        --
           No. of Units    310,169    233,080    224,879    127,399         --         --         --         --         --        --

                   YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                  ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                 12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                ---------- ---------- ---------- ----------  ---------  ---------  ---------  ---------  --------- --------
INVESTMENT QUALITY BOND TRUST - SERIES I SHARES (units first credited 11-02-1992)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start
        of Year $25.776081 $24.940564 $23.566806 $21.739025 $20.541376 $19.039807 $19.660365 $18.336912 $16.943257 $16.751499
   Value at End
        of Year  25.993859  25.776081  24.940564  23.566806  21.739025  20.541376  19.039807  19.660365  18.336912  16.943257
 Ven 20, 21 No.
       of Units  2,785,575  3,452,167  4,487,132  5,802,487  5,973,613  4,946,283  5,067,424  4,131,505  2,761,523  2,104,747
     Ven 24 No.
       of Units     89,022    117,518    146,542    183,549    148,463     75,588     19,293         --         --         --

Ven 21, 20 Contracts with GEM
 Value at Start
        of Year  15.436734  14.966330  14.170286  13.097442  12.500000         --         --         --         --         --
   Value at End
        of Year  15.536130  15.436734  14.966330  14.170286  13.097442         --         --         --         --         --
   No. of Units     26,357     41,819     50,093     73,888     28,956         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
 Value at Start
        of Year  16.153504  15.684843  14.872861  13.767444  13.054821         --         --         --         --         --
   Value at End
        of Year  16.233223  16.153504  15.684843  14.872861  13.767444         --         --         --         --         --
   No. of Units    321,428    370,957    413,892    520,989    262,326         --         --         --         --         --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start
        of Year  25.776081  24.940564  23.566806  21.739025  20.541376  19.039807  19.660365  18.336912  16.943257  16.751499
   Value at End
        of Year  25.993859  25.776081  24.940564  23.566806  21.739025  20.541376  19.039807  19.660365  18.336912  16.943257
   Ven 7, 8 No.
       of Units    957,925  1,156,201  1,459,392  1,930,284  1,950,923  2,151,545  3,393,014  4,675,153  4,591,948  5,124,391
      Ven 9 No.
       of Units    212,135    281,891    347,276    448,420    461,351    462,664    617,872    564,212    440,005    386,466

Ven 3 Contracts with no Optional Riders
 Value at Start
        of Year  25.776081  24.940564  23.566806  21.739025  20.541376  19.039807  19.660365  18.336912  16.943257  16.751499
   Value at End
        of Year  25.993859  25.776081  24.940564  23.566806  21.739025  20.541376  19.039807  19.660365  18.336912  16.943257
   No. of Units    131,695    149,223    192,791    238,667    233,672    249,281    345,876    440,010    514,788    597,721

Ven 1 Contracts with no Optional Riders
 Value at Start
        of Year  30.017391  29.012843  27.385094  25.233827  23.817687  22.052785  22.746879  21.192677  19.560775  19.318272
   Value at End
        of Year  30.303725  30.017391  29.012843  27.385094  25.233827  23.817687  22.052785  22.746879  21.192677  19.560775
   No. of Units        573      1,301      1,304      1,421      1,973      2,161      4,129      7,009     10,088     11,513

LARGE CAP GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start
        of Year  13.055022  12.490048  10.113484  12.500000         --         --         --         --         --         --
   Value at End
        of Year  12.870885  13.055022  12.490048  10.113484         --         --         --         --         --         --
 Ven 20, 21 No.
       of Units  1,184,972  1,276,080  1,121,818    439,093         --         --         --         --         --         --
     Ven 24 No.
       of Units    322,512    315,848    233,752     48,413         --         --         --         --         --         --

Ven 21, 20 Contracts with GEM
 Value at Start
        of Year  12.986307  12.449252  10.100613  12.500000         --         --         --         --         --         --
   Value at End
        of Year  12.777630  12.986307  12.449252  10.100613         --         --         --         --         --         --
   No. of Units    103,359    110,669     80,813     12,822         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
 Value at Start
        of Year  12.935008  12.418740  10.090965  12.500000         --         --         --         --         --         --
   Value at End
        of Year  12.708135  12.935008  12.418740  10.090965         --         --         --         --         --         --
   No. of Units    214,438    236,349    165,759     54,024         --         --         --         --         --         --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start
        of Year  13.055022         --         --         --         --         --         --         --         --         --
   Value at End
        of Year  12.870885         --         --         --         --         --         --         --         --         --
      Ven 9 No.
       of Units        543         --         --         --         --         --         --         --         --         --

LARGE CAP GROWTH TRUST - SERIES I SHARES (units first credited 8-03-1989)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start
        of Year  19.205427  18.343918  14.843099  19.506566  24.071737  28.465074  23.040505  19.614359  16.701647  14.990551
   Value at End
        of Year  18.985398  19.205427  18.343918  14.843099  19.506566  24.071737  28.465074  23.040505  19.614359  16.701647
 Ven 20, 21 No.
       of Units  5,602,668  6,725,916  8,049,137  8,962,891  9,692,689  8,200,313  3,997,921  2,239,775  2,030,961  1,887,777

                            YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                           ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                          --------   --------   --------   --------  ---------   --------   --------   --------   --------  -------
    Ven 24 No. of Units    212,418    246,444    273,377    296,436    320,843    302,094     87,649         --         --       --

Ven 21, 20 Contracts with GEM
 Value at Start of Year   9.713776   9.296665   7.537509   9.925531  12.500000         --         --         --         --       --
   Value at End of Year   9.583354   9.713776   9.296665   7.537509   9.925531         --         --         --         --       --
           No. of Units     79,770     91,939    125,976    114,988     81,120         --         --         --         --       --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year   8.594678   8.238003   6.689181   8.821694  10.924721         --         --         --         --       --
   Value at End of Year   8.466611   8.594678   8.238003   6.689181   8.821694         --         --         --         --       --
           No. of Units    593,756    701,323    774,794    886,369    535,491         --         --         --         --       --

                   YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                  ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                 12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
                ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start
        of Year $19.205427 $18.343918 $14.843099 $19.506566 $24.071737 $28.465074 $23.040505 $19.614359 $16.701647 $14.990551
   Value at End
        of Year  18.985398  19.205427  18.343918  14.843099  19.506566  24.071737  28.465074  23.040505  19.614359  16.701647
   Ven 7, 8 No.
       of Units  1,642,127  2,047,410  2,384,923  2,877,204  3,405,829  4,207,600  5,070,801  5,994,294  7,006,626  8,190,373
      Ven 9 No.
       of Units    311,513    379,886    427,513    483,114    589,352    690,340    671,017    594,195    608,298    600,272

Ven 3 Contracts with no Optional Riders
 Value at Start
        of Year  19.205427  18.343918  14.843099  19.506566  24.071737  28.465074  23.040505  19.614359  16.701647  14.990551
   Value at End
        of Year  18.985398  19.205427  18.343918  14.843099  19.506566  24.071737  28.465074  23.040505  19.614359  16.701647
   No. of Units    571,352    629,764    717,918    804,704    923,580  1,126,956  1,308,404  1,547,924  1,834,276  2,195,447

LARGE CAP TRUST - SERIES II SHARES (units first credited 5-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start
        of Year  12.500000         --         --         --         --         --         --         --         --         --
   Value at End
        of Year  13.794359         --         --         --         --         --         --         --         --         --
 Ven 20, 21 No.
       of Units     17,162         --         --         --         --         --         --         --         --         --
     Ven 24 No.
       of Units      3,557         --         --         --         --         --         --         --         --         --

Ven 21, 20 Contracts with GEM
 Value at Start
        of Year  12.500000         --         --         --         --         --         --         --         --         --
   Value at End
        of Year  13.776099         --         --         --         --         --         --         --         --         --
   No. of Units        288         --         --         --         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
 Value at Start
        of Year  12.500000         --         --         --         --         --         --         --         --         --
   Value at End
        of Year  13.762408         --         --         --         --         --         --         --         --         --
   No. of Units      1,122         --         --         --         --         --         --         --         --         --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start
        of Year  12.500000         --         --         --         --         --         --         --         --         --
   Value at End
        of Year  13.794359         --         --         --         --         --         --         --         --         --
      Ven 9 No.
       of Units      2,476         --         --         --         --         --         --         --         --         --

LARGE CAP VALUE TRUST - SERIES II SHARES (units first credited 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start
        of Year  18.922673  15.790145  12.500000         --         --         --         --         --         --         --
   Value at End
        of Year  21.508419  18.922673  15.790145         --         --         --         --         --         --         --
 Ven 20, 21 No.
       of Units  1,512,222    679,722     33,490         --         --         --         --         --         --         --
     Ven 24 No.
       of Units     77,550     45,745      9,403         --         --         --         --         --         --         --

Ven 21, 20 Contracts with GEM
 Value at Start
        of Year  18.860014  15.769426  12.500000         --         --         --         --         --         --         --
   Value at End
        of Year  21.394511  18.860014  15.769426         --         --         --         --         --         --         --
   No. of Units     60,017     16,459      4,491         --         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
 Value at Start
        of Year  18.813146  15.753916  12.500000         --         --         --         --         --         --         --
   Value at End
        of Year  21.309471  18.813146  15.753916         --         --         --         --         --         --         --
   No. of Units     70,417     42,355      2,045         --         --         --         --         --         --         --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start
        of Year  18.922673  15.790145  12.500000         --         --         --         --         --         --         --
   Value at End
        of Year  21.508419  18.922673  15.790145         --         --         --         --         --         --         --
      Ven 9 No.
       of Units     25,315     15,322      2,099         --         --         --         --         --         --         --
   No. of Units    148,352     61,434     15,448         --         --         --         --         --         --         --

Ven 3 Contracts with no Optional Riders
 Value at Start
        of Year  18.922673  15.790145  12.500000         --         --         --         --         --         --         --
   Value at End
        of Year  21.508419  18.922673  15.790145         --         --         --         --         --         --         --
   No. of Units     13,006     12,649        885         --         --         --         --         --         --         --

                           YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                         12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                         ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  --------- --------
LIFESTYLE AGGRESSIVE TRUST (FORMERLY, LIFESTYLE AGGRESSIVE 1000 TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  15.262264  13.336456  10.024515  12.500000         --         --         --         --         --       --
   Value at End of Year  16.626757  15.262264  13.336456  10.024515         --         --         --         --         --       --
Ven 20, 21 No. of Units  4,021,218  3,831,855  2,291,567    284,449         --         --         --         --         --       --
    Ven 24 No. of Units  1,639,027  1,526,685  1,018,451     65,066         --         --         --         --         --       --

Ven 21, 20 Contracts with GEM
 Value at Start of Year  15.181940  13.292884  10.011744  12.500000         --         --         --         --         --       --
   Value at End of Year  16.506305  15.181940  13.292884  10.011744         --         --         --         --         --       --
           No. of Units    338,905    318,761    211,457     10,539         --         --         --         --         --       --

                   YEAR        YEAR        YEAR        YEAR        YEAR       YEAR       YEAR      YEAR      YEAR      YEAR
                  ENDED       ENDED       ENDED       ENDED       ENDED      ENDED      ENDED     ENDED     ENDED     ENDED
                 12/31/05    12/31/04    12/31/03    12/31/02    12/31/01   12/31/00   12/31/99  12/31/98  12/31/97  12/31/96
                ----------- ----------- ----------- ----------- ---------- ---------- --------- ---------- --------- --------
Ven 24 Contracts with Payment Enhancement
 Value at Start
        of Year $ 15.121981 $ 13.260309 $ 10.002183 $ 12.500000         --         --        --         --        --       --
   Value at End
        of Year   16.416565   15.121981   13.260309   10.002183         --         --        --         --        --       --
   No. of Units     120,610      82,224      66,101      20,954         --         --        --         --        --       --

LIFESTYLE AGGRESSIVE TRUST (FORMERLY, LIFESTYLE AGGRESSIVE 1000 TRUST) - SERIES I SHARES (units first credited 1-07-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start
        of Year   15.146219   13.235054    9.948297   12.723595  14.948006  15.974195 14.134419  13.669625 12.497604       --
   Value at End
        of Year   16.525007   15.146219   13.235054    9.948297  12.723595  14.948006 15.974195  14.134419 13.669625       --
 Ven 20, 21 No.
       of Units   6,208,180   5,847,817   4,847,924   4,202,222  4,197,285  3,143,870 2,104,602  2,737,231 2,084,690       --
     Ven 24 No.
       of Units      58,580      76,348      57,594      91,656     83,186     79,695    15,602         --        --       --

Ven 21, 20 Contracts with GEM
 Value at Start
        of Year   12.263158   10.737289    8.086960   10.363738  12.500000         --        --         --        --       --
   Value at End
        of Year   13.352843   12.263158   10.737289    8.086960  10.363738         --        --         --        --       --
   No. of Units      61,773      60,393      31,171      25,861     14,650         --        --         --        --       --

Ven 24 Contracts with Payment Enhancement
 Value at Start
        of Year   11.862395   10.402017    7.846184   10.070301  11.872645         --        --         --        --       --
   Value at End
        of Year   12.897174   11.862395   10.402017    7.846184  10.070301         --        --         --        --       --
   No. of Units     197,980     198,807     201,029     186,267    115,430         --        --         --        --       --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start
        of Year   15.146219   13.235054    9.948297   12.723595  14.948006  15.974195 14.134419  13.669625 12.497604       --
   Value at End
        of Year   16.525007   15.146219   13.235054    9.948297  12.723595  14.948006 15.974195  14.134419 13.669625       --
   Ven 7, 8 No.
       of Units     442,106     435,328     317,546     288,857    254,911    277,955   379,259    735,960   738,240       --
      Ven 9 No.
       of Units     104,003     145,634     158,740     167,352    225,744    253,883   302,518    544,461   358,660       --

Ven 3 Contracts with no Optional Riders
 Value at Start
        of Year   15.146219   13.235054    9.948297   12.723595  14.948006  15.974195 14.134419  13.669625 12.497604       --
   Value at End
        of Year   16.525007   15.146219   13.235054    9.948297  12.723595  14.948006 15.974195  14.134419 13.669625       --
   No. of Units      69,074      97,161      95,328      35,542     27,445     26,924    27,239     52,760    33,038       --

LIFESTYLE BALANCED TRUST (FORMERLY, LIFESTYLE BALANCED 640 TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start
        of Year   15.523970   13.881850   11.355046   12.500000         --         --        --         --        --       --
   Value at End
        of Year   16.350534   15.523970   13.881850   11.355046         --         --        --         --        --       --
 Ven 20, 21 No.
       of Units  47,067,798  21,274,356   8,795,621   1,673,543         --         --        --         --        --       --
     Ven 24 No.
       of Units   6,789,022   3,138,217   1,464,815     168,815         --         --        --         --        --       --

Ven 22, 20 Contracts with GEM
 Value at Start
        of Year   15.442298   13.836523   11.340607   12.500000         --         --        --         --        --       --
   Value at End
        of Year   16.232118   15.442298   13.836523   11.340607         --         --        --         --        --       --
   No. of Units   1,906,077     929,231     645,649     125,938         --         --        --         --        --       --

Ven 24 Contracts with Payment Enhancement
 Value at Start
        of Year   15.381311   13.802621   11.329788   12.500000         --         --        --         --        --       --
   Value at End
        of Year   16.143848   15.381311   13.802621   11.329788         --         --        --         --        --       --
   No. of Units   5,596,897   2,818,382   1,308,590     486,764         --         --        --         --        --       --

LIFESTYLE BALANCED TRUST (FORMERLY, LIFESTYLE BALANCED 640 TRUST)- SERIES I SHARES (units first credited 1-07-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start
        of Year   18.749859   16.754333   13.704682   15.433664  16.437657  16.257312 14.664362  14.066417 12.497604       --
   Value at End
        of Year   19.762663   18.749859   16.754333   13.704682  15.433664  16.437657 16.257312  14.664362 14.066417       --
 Ven 20, 21 No.
       of Units  18,895,706  17,002,951  15,923,163  14,912,277 13,569,607 11,005,032 9,763,079 12,361,824 6,908,222       --
     Ven 24 No.
       of Units     554,914     523,625     373,171     358,325    319,579    202,931    94,609         --        --       --

Ven 22, 20 Contracts with GEM
 Value at Start
        of Year   13.905101   12.450134   10.204305   11.514709  12.500000         --        --         --        --       --
   Value at End
        of Year   14.627009   13.905101   12.450134   10.204305  11.514709         --        --         --        --       --

                           YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                         12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                         ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  --------- --------
           No. of Units    415,147    414,119    366,087    284,306    105,107         --         --         --         --       --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  13.896892  12.461505  10.228949  11.559863  12.355297         --         --         --         --       --
   Value at End of Year  14.596536  13.896892  12.461505  10.228949  11.559863         --         --         --         --       --
           No. of Units  1,725,545  1,782,311  1,654,898  1,326,802    624,359         --         --         --         --       --

                           YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                         12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                        ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year $18.749859 $16.754333 $13.704682 $15.433664 $16.437657 $16.257312 $14.664362 $14.066417 $12.497604       --
   Value at End of Year  19.762663  18.749859  16.754333  13.704682  15.433664  16.437657  16.257312  14.664362  14.066417       --
  Ven 7, 8 No. of Units  1,776,372  1,431,606  1,085,084    898,596    783,512    844,419  1,259,501  2,142,169  1,957,162       --
     Ven 9 No. of Units    909,245  1,057,519  1,192,955  1,118,763  1,312,153  1,480,245  1,702,526  2,366,220  1,463,271       --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year  18.749859  16.754333  13.704682  15.433664  16.437657  16.257312  14.664362  14.066417  12.497604       --
   Value at End of Year  19.762663  18.749859  16.754333  13.704682  15.433664  16.437657  16.257312  14.664362  14.066417       --
           No. of Units     77,229     34,129     30,375     25,497     52,710     39,999     37,840     51,041     11,640       --

LIFESTYLE CONSERVATIVE TRUST(FORMERLY, LIFESTYLE CONSERVATIVE 280 TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  14.705811  13.744148  12.494725  12.500000         --         --         --         --         --       --
   Value at End of Year  14.908806  14.705811  13.744148  12.494725         --         --         --         --         --       --
Ven 20, 21 No. of Units  3,927,264  2,481,748  1,186,682    231,425         --         --         --         --         --       --
    Ven 24 No. of Units    675,807    437,942    248,031     54,752         --         --         --         --         --       --

Ven 22, 20 Contracts with GEM
 Value at Start of Year  14.628436  13.699260  12.478846  12.500000         --         --         --         --         --       --
   Value at End of Year  14.800809  14.628436  13.699260  12.478846         --         --         --         --         --       --
           No. of Units    297,849    209,014    131,019     58,509         --         --         --         --         --       --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  14.570649  13.665685  12.466950  12.500000         --         --         --         --         --       --
   Value at End of Year  14.720320  14.570649  13.665685  12.466950         --         --         --         --         --       --
           No. of Units  1,660,515  1,274,739    876,165    237,071         --         --         --         --         --       --

LIFESTYLE CONSERVATIVE TRUST (FORMERLY, LIFESTYLE CONSERVATIVE 280 TRUST) - SERIES I SHARES (units first credited 1-07-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  19.718253  18.415805  16.741166  16.689833  16.397834  15.439823  15.025549  13.825120  12.497604       --
   Value at End of Year  20.005481  19.718253  18.415805  16.741166  16.689833  16.397834  15.439823  15.025549  13.825120       --
Ven 20, 21 No. of Units  2,881,025  2,936,135  2,973,039  3,330,615  2,574,008  2,143,038  2,587,138  2,204,223    729,281       --
    Ven 24 No. of Units     93,701     82,793    125,378    140,178     79,993     42,063     22,993         --         --       --

Ven 22, 20 Contracts with GEM
 Value at Start of Year  14.805955  13.855737  12.620988  12.607483  12.500000         --         --         --         --       --
   Value at End of Year  14.991697  14.805955  13.855737  12.620988  12.607483         --         --         --         --       --
           No. of Units     81,992     88,483     87,156     62,973     24,904         --         --         --         --       --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  15.311609  14.350511  13.091280  13.096907  12.913124         --         --         --         --       --
   Value at End of Year  15.480522  15.311609  14.350511  13.091280  13.096907         --         --         --         --       --
           No. of Units    608,786    596,827    745,796    908,673    270,099         --         --         --         --       --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  19.718253  18.415805  16.741166  16.689833  16.397834  15.439823  15.025549  13.825120  12.497604       --
   Value at End of Year  20.005481  19.718253  18.415805  16.741166  16.689833  16.397834  15.439823  15.025549  13.825120       --
  Ven 7, 8 No. of Units    271,508    302,657    257,081    297,513    263,251    289,380    496,176    569,653    250,571       --
     Ven 9 No. of Units    189,845    226,599    241,888    282,985    271,170    303,451    375,763    364,591    131,137       --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year  19.718253  18.415805  16.741166  16.689833  16.397834  15.439823  15.025549  13.825120  12.497604       --
   Value at End of Year  20.005481  19.718253  18.415805  16.741166  16.689833  16.397834  15.439823  15.025549  13.825120       --
           No. of Units     29,998     11,501     12,824      5,847      3,017      3,020      1,718     10,098      9,967       --

LIFESTYLE GROWTH TRUST (FORMERLY, LIFESTYLE GROWTH 820 TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  15.414851  13.641026  10.686894  12.500000         --         --         --         --         --       --
   Value at End of Year  16.494795  15.414851  13.641026  10.686894         --         --         --         --         --       --

                           YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                         12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                        ---------- ----------  ---------  ---------  ---------  --------   --------   --------   --------  --------
Ven 20, 21 No. of Units 57,715,424 25,756,026  9,665,980  1,216,088        --         --         --         --         --        --
    Ven 24 No. of Units  7,371,520  3,646,037  1,420,710     49,114        --         --         --         --         --        --

Ven 22, 20 Contracts with GEM
 Value at Start of Year  15.333760  13.596489  10.673290  12.500000        --         --         --         --         --        --
   Value at End of Year  16.375343  15.333760  13.596489  10.673290        --         --         --         --         --        --
           No. of Units  1,871,385    972,125    638,204     78,532        --         --         --         --         --        --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  15.273191  13.563170  10.663111  12.500000        --         --         --         --         --        --
   Value at End of Year  16.286288  15.273191  13.563170  10.663111        --         --         --         --         --        --
           No. of Units  3,920,256  1,911,377    550,860    324,491        --         --         --         --         --        --

                           YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED       ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                         12/31/05    12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                        ----------- ---------- ---------- ---------- ---------- ----------  --------- ----------  --------- --------
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year $ 15.414851         --         --         --         --         --         --         --         --       --
   Value at End of Year   16.494795         --         --         --         --         --         --         --         --       --
     Ven 9 No. of Units         771         --         --         --         --         --         --         --         --       --

LIFESTYLE GROWTH TRUST(FORMERLY, LIFESTYLE GROWTH 820 TRUST) - SERIES I SHARES (units first credited 1-07-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year   17.363307  15.366925  12.028869  14.495682  16.162371  16.893101  14.696667  14.033299  12.497604       --
   Value at End of Year   18.605825  17.363307  15.366925  12.028869  14.495682  16.162371  16.893101  14.696667  14.033299       --
Ven 20, 21 No. of Units  20,295,083 18,539,843 17,718,205 16,206,028 16,116,622 12,457,035  9,951,689 12,137,735  7,677,010       --
    Ven 24 No. of Units     336,706    359,928    323,804    332,652    311,049    188,795    105,798         --         --       --

Ven 22, 20 Contracts with GEM
 Value at Start of Year   13.023667  11.549376   9.058659  10.938240  12.500000         --         --         --         --       --
   Value at End of Year   13.927854  13.023667  11.549376   9.058659  10.938240         --         --         --         --       --
           No. of Units     421,096    419,794    391,593    323,431    149,637         --         --         --         --       --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year   12.807137  11.374440   8.934824  10.804923  12.089786         --         --         --         --       --
   Value at End of Year   13.675831  12.807137  11.374440   8.934824  10.804923         --         --         --         --       --
           No. of Units     975,569    942,618    916,436    846,312    441,021         --         --         --         --       --

Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year   17.363307  15.366925  12.028869  14.495682  16.162371  16.893101  14.696667  14.033299  12.497604       --
   Value at End of Year   18.605825  17.363307  15.366925  12.028869  14.495682  16.162371  16.893101  14.696667  14.033299       --
  Ven 7, 8 No. of Units   1,687,190  1,526,455  1,268,317  1,103,635    722,508    799,606  1,558,257  2,714,058  2,785,124       --
     Ven 9 No. of Units     611,084    762,279    850,660    929,445  1,106,634  1,268,058  1,484,983  2,556,433  1,637,679       --

Ven 3 Contracts with no Optional Riders
 Value at Start of Year   17.363307  15.366925  12.028869  14.495682  16.162371  16.893101  14.696667  14.033299  12.497604       --
   Value at End of Year   18.605825  17.363307  15.366925  12.028869  14.495682  16.162371  16.893101  14.696667  14.033299       --
           No. of Units      40,531     40,613     36,351     23,913     32,099     56,344     54,202    129,721    110,355       --

LIFESTYLE MODERATE TRUST (FORMERLY LIFESTYLE MODERATE 460 TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year   15.152916  13.839140  11.910967  12.500000         --         --         --         --         --       --
   Value at End of Year   15.540460  15.152916  13.839140  11.910967         --         --         --         --         --       --
Ven 20, 21 No. of Units  11,713,806  6,406,128  2,725,735    613,785         --         --         --         --         --       --
    Ven 24 No. of Units   2,110,909  1,004,128    499,426     81,435         --         --         --         --         --       --

Ven 22, 20 Contracts with GEM
 Value at Start of Year   15.073168  13.793941  11.895826  12.500000         --         --         --         --         --       --
   Value at End of Year   15.427866  15.073168  13.793941  11.895826         --         --         --         --         --       --
           No. of Units     678,262    482,523    281,212     30,803         --         --         --         --         --       --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year   15.013674  13.760160  11.884486  12.500000         --         --         --         --         --       --
   Value at End of Year   15.344003  15.013674  13.760160  11.884486         --         --         --         --         --       --
           No. of Units   2,416,959  1,643,348    801,726    214,108         --         --         --         --         --       --

LIFESTYLE MODERATE TRUST (FORMERLY LIFESTYLE MODERATE 460 TRUST) - SERIES I SHARES (units first credited 1-07-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year   19.484176  17.794866  15.315540  16.185243  16.596254  16.142259  15.171965  14.016704  12.497604       --
   Value at End of Year   20.011835  19.484176  17.794866  15.315540  16.185243  16.596254  16.142259  15.171965  14.016704       --
Ven 20, 21 No. of Units   5,673,749  5,447,429  5,704,063  5,392,242  4,575,119  3,960,427  4,068,068  3,981,516  1,779,544       --
    Ven 24 No. of Units     125,204    135,892    109,125     81,844     75,876     55,439     23,104         --         --       --

Ven 22, 20 Contracts with GEM
 Value at Start of Year   14.393694  13.172115  11.359546  12.028658  12.500000         --         --         --         --       --
   Value at End of Year   14.754041  14.393694  13.172115  11.359546  12.028658         --         --         --         --       --

                           YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                         12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                         ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  --------- --------
           No. of Units    110,195     90,504     90,007    115,441     31,369         --         --         --         --       --

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  14.562713  13.346846  11.527502  12.224839  12.579492         --         --         --         --       --
   Value at End of Year  14.904988  14.562713  13.346846  11.527502  12.224839         --         --         --         --       --
           No. of Units  1,098,689  1,085,905  1,047,798  1,002,295    424,701         --         --         --         --       --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                         12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                        ---------- ---------- ---------- ---------- ---------- ----------  ---------  ---------  --------- --------
Ven 9, 8,7 Contracts with no Optional Riders

 Value at Start of Year $19.484176 $17.794866 $15.315540 $16.185243 $16.596254 $16.142259 $15.171965 $14.016704 $12.497604        --
   Value at End of Year  20.011835  19.484176  17.794866  15.315540  16.185243  16.596254  16.142259  15.171965  14.016704        --
  Ven 7, 8 No. of Units    636,781    543,923    526,899    474,427    357,247    423,405    783,511    951,771    679,088        --
     Ven 9 No. of Units    353,937    437,771    529,356    575,206    699,091    655,340    740,965    863,517    464,646        --

Ven 3 Contracts with no Optional Riders

 Value at Start of Year  19.484176  17.794866  15.315540  16.185243  16.596254  16.142259  15.171965  14.016704  12.497604        --
   Value at End of Year  20.011835  19.484176  17.794866  15.315540  16.185243  16.596254  16.142259  15.171965  14.016704        --
           No. of Units     36,729     18,419     11,750      2,668     16,026     32,301     27,359     25,933      9,408        --

MERCURY BASIC VALUE V.I.FUND (FORMERLY, MERRILL LYNCH BASIC VALUE V.I.FUND) - CLASS II (FORMERLY CLASS B) SHARES (units first credited 7-1-1993)

Ven 24, 22, 20 Contracts with no Optional Benefits

 Value at Start of Year  26.842434  24.538470  18.702483  23.100090  22.514992  20.300779  17.018200  15.792005  12.500000        --
   Value at End of Year  27.206671  26.842434  24.538470  18.702483  23.100090  22.514992  20.300779  17.018200  15.792005        --
Ven 20, 21 No. of Units    740,901         --         --         --         --         --         --         --         --        --
Ven 20, 21 No. of Units         --    893,702    992,700  1,122,669  1,239,327    948,379    638,841    167,113     21,435        --

Ven 22, 20 Contracts with GEM

 Value at Start of Year  14.082946  12.900003   9.851657  12.192528  12.500000         --         --         --         --        --
   Value at End of Year  14.245616  14.082946  12.900003   9.851657  12.192528         --         --         --         --        --
           No. of Units      1,351         --         --         --         --         --         --         --         --        --
           No. of Units         --      1,944      1,955      1,976      2,051         --         --         --         --        --

Ven 9, 8,7 Contracts with no Optional Riders

 Value at Start of Year  26.842434  24.538470  18.702483  23.100090  22.514992  20.300779  17.018200  15.792005  12.500000        --
   Value at End of Year  27.206671  26.842434  24.538470  18.702483  23.100090  22.514992  20.300779  17.018200  15.792005        --
  Ven 7, 8 No. of Units      3,920         --         --         --         --         --         --         --         --        --
  Ven 7, 8 No. of Units         --      4,409      6,607      6,938         75      8,431     11,769     10,623        596        --

MERCURY GLOBAL ALLOCATION V.I. FUND (FORMERLY, MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND) - CLASS II (FORMERLY CLASS B) SHARES
(units first credited 11-21-2003)

Ven 24, 22, 20 Contracts with no Optional Benefits

 Value at Start of Year  10.896772   9.676396   8.963022         --         --         --         --         --         --        --
   Value at End of Year  11.858445  10.896772   9.676396         --         --         --         --         --         --        --
Ven 20, 21 No. of Units    121,309    130,694    154,537         --         --         --         --         --         --        --

Ven 22, 20 Contracts with GEM

 Value at Start of Year         --  14.930000  13.832329         --         --         --         --         --         --        --
   Value at End of Year         --  16.779304  14.930000         --         --         --         --         --         --        --


Ven 9, 8,7 Contracts with no Optional Riders

 Value at Start of Year         --   9.676396   8.963022         --         --         --         --         --         --        --
   Value at End of Year         --  10.896772   9.676396         --         --         --         --         --         --        --

MERCURY VALUE OPPORTUNITIES V. I. FUND (FORMERLY, MERRILL LYNCH VALUE OPPORTUNITIES V.I.FUND) - CLASS II (FORMERLY CLASS B) SHARES
(units first credited 7-01-1993)

Ven 24, 22, 20 Contracts with no Optional Benefits

 Value at Start of Year  58.169107  51.386913  36.537044  48.661734  38.059573  33.685273  25.494200  27.655848  12.500000        --
   Value at End of Year  63.235820  58.169107  51.386913  36.537044  48.661734  38.059573  33.685273  25.494200  27.655848        --
Ven 20, 21 No. of Units    166,352    203,195    227,011    268,748    298,150    614,146     81,875     38,159      8,457        --

Ven 22, 20 Contracts with GEM

 Value at Start of Year  17.541995  15.527800  11.062617  14.763263  12.500000         --         --         --         --        --
   Value at End of Year  19.031980  17.541995  15.527800  11.062617  14.763263         --         --         --         --        --
           No. of Units      2,896         --         --         --         --         --         --         --         --        --
           No. of Units         --      3,244      3,448      3,636      3,213         --         --         --         --        --

Ven 9, 8,7 Contracts with no Optional Riders

 Value at Start of Year  58.169107  51.386913  36.537044  48.661734  38.059573  33.685273  25.494200  27.655848  12.500000        --
   Value at End of Year  63.235820  58.169107  51.386913  36.537044  48.661734  38.059573  33.685273  25.494200  27.655848        --

                           YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                         12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                        ----------  --------- ----------  ---------  ---------  ---------  ---------  ---------  --------- --------
  Ven 7, 8 No. of Units         48         --         --         --         --         --         --         --         --        --
  Ven 7, 8 No. of Units         --         48         48         48         --        110        111        111        506        --

MID CAP CORE TRUST- SERIES II SHARES (units first credited 5-05-2003)

Ven 24, 22, 20 Contracts with no Optional Benefits

 Value at Start of Year  17.061458  15.160007  12.500000         --         --         --         --         --         --        --
   Value at End of Year  17.815897  17.061458  15.160007         --         --         --         --         --         --        --
Ven 20, 21 No. of Units    738,636    792,390    126,497         --         --         --         --         --         --        --
    Ven 24 No. of Units     69,163     82,249     48,270         --         --         --         --         --         --        --

                           YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                         12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                        ---------- ---------- ----------  ---------  ---------  ---------  ---------  ---------  --------- --------
Ven 22, 20 Contracts with GEM

 Value at Start of Year $17.004947 $15.140117 $12.500000         --         --         --         --         --         --        --
   Value at End of Year  17.721510  17.004947  15.140117         --         --         --         --         --         --        --
           No. of Units     24,553     25,226     12,499         --         --         --         --         --         --        --

Ven 24 Contracts with Payment Enhancement

 Value at Start of Year  16.962682  15.125220  12.500000         --         --         --         --         --         --        --
   Value at End of Year  17.651047  16.962682  15.125220         --         --         --         --         --         --        --
           No. of Units     30,712     31,043     10,337         --         --         --         --         --         --        --

Ven 9, 8,7 Contracts with no Optional Riders

 Value at Start of Year  17.061458  15.160007  12.500000         --         --         --         --         --         --        --
   Value at End of Year  17.815897  17.061458  15.160007         --         --         --         --         --         --        --
     Ven 9 No. of Units     16,192     16,602      5,319         --         --         --         --         --         --        --
           No. of Units     58,308     63,245     74,543         --         --         --         --         --         --        --

Ven 3 Contracts with no Optional Riders

 Value at Start of Year  17.061458  15.160007  12.500000         --         --         --         --         --         --        --
   Value at End of Year  17.815897  17.061458  15.160007         --         --         --         --         --         --        --
           No. of Units      2,570      2,110         --         --         --         --         --         --         --        --

MID CAP INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)

Ven 24, 22, 20 Contracts with no Optional Benefits

 Value at Start of Year  15.123806  13.262268  10.012615  12.500000         --         --         --         --         --        --
   Value at End of Year  16.672804  15.123806  13.262268  10.012615         --         --         --         --         --        --
Ven 20, 21 No. of Units    542,656    553,730    445,990    140,096         --         --         --         --         --        --
    Ven 24 No. of Units    158,796    149,867     90,131     35,062         --         --         --         --         --        --

Ven 22, 20 Contracts with GEM

 Value at Start of Year  15.044224  13.218955   9.999868  12.500000         --         --         --         --         --        --
   Value at End of Year  16.552044  15.044224  13.218955   9.999868         --         --         --         --         --        --
           No. of Units    114,072    117,692    100,295      4,403         --         --         --         --         --        --

Ven 24 Contracts with Payment Enhancement

 Value at Start of Year  14.984785  13.186545   9.990307  12.500000         --         --         --         --         --        --
   Value at End of Year  16.462022  14.984785  13.186545   9.990307         --         --         --         --         --        --
           No. of Units     83,936     78,335     67,111     26,727         --         --         --         --         --        --

Ven 9, 8,7 Contracts with no Optional Riders

 Value at Start of Year  15.123806         --         --         --         --         --         --         --         --        --
   Value at End of Year  16.672804         --         --         --         --         --         --         --         --        --
     Ven 9 No. of Units      2,117         --         --         --         --         --         --         --         --        --

MID CAP INDEX TRUST - SERIES I SHARES (units first credited 5-01-2000)

Ven 24, 22, 20 Contracts with no Optional Benefits

 Value at Start of Year  16.303495  14.274668  10.757291  12.858949  13.271787  12.500000         --         --         --        --
   Value at End of Year  18.010078  16.303495  14.274668  10.757291  12.858949  13.271787         --         --         --        --
Ven 20, 21 No. of Units  1,572,792  1,762,965  2,037,286  2,160,083  1,445,166    461,015         --         --         --        --
    Ven 24 No. of Units     29,772     32,532     35,593     37,352     29,578      7,386         --         --         --        --

Ven 22, 20 Contracts with GEM

 Value at Start of Year  15.002165  13.161635   9.938342  11.903823  12.500000         --         --         --         --        --
   Value at End of Year  16.539532  15.002165  13.161635   9.938342  11.903823         --         --         --         --        --
           No. of Units     14,174     14,918     24,778     17,742      6,892         --         --         --         --        --

Ven 24 Contracts with Payment Enhancement

 Value at Start of Year  16.017501  14.073554  10.642876  12.766859  13.223282         --         --         --         --        --
   Value at End of Year  17.632535  16.017501  14.073554  10.642876  12.766859         --         --         --         --        --
           No. of Units     54,648     54,496     56,431     56,880     36,519         --         --         --         --        --

Ven 9, 8,7 Contracts with no Optional Riders

                           YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                         12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                         ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  --------- --------
 Value at Start of Year  16.303495  14.274668  10.757291  12.858949  13.271787  12.500000         --         --         --        --
   Value at End of Year  18.010078  16.303495  14.274668  10.757291  12.858949  13.271787         --         --         --        --
  Ven 7, 8 No. of Units    264,718    301,020    300,136    282,297    158,504     53,664         --         --         --        --
     Ven 9 No. of Units     36,644     44,253     46,607     50,525     23,391      8,984         --         --         --        --

Ven 3 Contracts with no Optional Riders

 Value at Start of Year  16.303495  14.274668  10.757291  12.858949  13.271787  12.500000         --         --         --        --
   Value at End of Year  18.010078  16.303495  14.274668  10.757291  12.858949  13.271787         --         --         --        --
           No. of Units      8,159     15,399     15,949      3,087      3,760      3,025         --         --         --        --

                           YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                         12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                        ---------- ---------- ---------- ----------  ---------  ---------  ---------  ---------  --------- --------
MID CAP STOCK TRUST - SERIES II SHARES (units first credited 5-13-2002)

Ven 24, 22, 20 Contracts with no Optional Benefits

 Value at Start of Year $16.589409 $14.167455 $10.119925 $12.500000         --         --         --         --         --        --
   Value at End of Year  18.719279  16.589409  14.167455  10.119925         --         --         --         --         --        --
Ven 20, 21 No. of Units  1,697,798  1,230,457    927,286    151,075         --         --         --         --         --        --
    Ven 24 No. of Units    502,398    348,792    200,488     33,898         --         --         --         --         --        --

Ven 22, 20 Contracts with GEM

 Value at Start of Year  16.502089  14.121173  10.107030  12.500000         --         --         --         --         --        --
   Value at End of Year  18.583665  16.502089  14.121173  10.107030         --         --         --         --         --        --
           No. of Units    121,492     81,679     69,909     12,687         --         --         --         --         --        --

Ven 24 Contracts with Payment Enhancement

 Value at Start of Year  16.436929  14.086575  10.097385  12.500000         --         --         --         --         --        --
   Value at End of Year  18.482630  16.436929  14.086575  10.097385         --         --         --         --         --        --
           No. of Units    216,605    166,957    102,097     47,469         --         --         --         --         --        --

Ven 9, 8,7 Contracts with no Optional Riders

 Value at Start of Year  16.589409         --         --         --         --         --         --         --         --        --
   Value at End of Year  18.719279         --         --         --         --         --         --         --         --        --
     Ven 9 No. of Units        827         --         --         --         --         --         --         --         --        --

MID CAP STOCK TRUST - SERIES I SHARES (units first credited 5-01-1999)

Ven 24, 22, 20 Contracts with no Optional Benefits

 Value at Start of Year  13.051238  11.118720   7.922112  10.374890  11.821790  12.483520  12.500000         --         --        --
   Value at End of Year  14.745546  13.051238  11.118720   7.922112  10.374890  11.821790  12.483520         --         --        --
Ven 20, 21 No. of Units 10,843,192  6,516,608  6,572,285  5,566,897  5,516,464  3,230,809  1,137,143         --         --        --
    Ven 24 No. of Units    490,287    193,333    200,488    202,604    220,863    168,535     60,538         --         --        --

Ven 22, 20 Contracts with GEM

 Value at Start of Year  13.312347  11.363928   8.113009  10.646203  12.500000         --         --         --         --        --
   Value at End of Year  15.010610  13.312347  11.363928   8.113009  10.646203         --         --         --         --        --
           No. of Units    103,163     74,833     79,291     68,471     29,600         --         --         --         --        --

Ven 24 Contracts with Payment Enhancement

 Value at Start of Year  13.289711  11.361678   8.123564  10.676087  12.208008         --         --         --         --        --
   Value at End of Year  14.962688  13.289711  11.361678   8.123564  10.676087         --         --         --         --        --
           No. of Units    474,492    302,058    328,635    284,176    160,451         --         --         --         --        --

Ven 9, 8,7 Contracts with no Optional Riders

 Value at Start of Year  13.051238  11.118720   7.922112  10.374890  11.821790  12.483520  12.500000         --         --        --
   Value at End of Year  14.745546  13.051238  11.118720   7.922112  10.374890  11.821790  12.483520         --         --        --
  Ven 7, 8 No. of Units  1,005,784    628,579    596,366    412,241    415,187    287,258    148,757         --         --        --
     Ven 9 No. of Units    271,492    121,334    130,541     79,846     80,043     75,071     38,226         --         --        --

Ven 3 Contracts with no Optional Riders

 Value at Start of Year  13.051238  11.118720   7.922112  10.374890  11.821790  12.483520  12.500000         --         --        --
   Value at End of Year  14.745546  13.051238  11.118720   7.922112  10.374890  11.821790  12.483520         --         --        --
           No. of Units     82,248     50,831     36,626     39,384     29,569     14,787      3,151         --         --        --

MID CAP VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Ven 24, 22, 20 Contracts with no Optional Benefits

 Value at Start of Year  16.405513  13.393930  10.854323  12.500000         --         --         --         --         --        --
   Value at End of Year  17.433697  16.405513  13.393930  10.854323         --         --         --         --         --        --
Ven 20, 21 No. of Units  2,338,620  2,256,603  1,648,420    571,411         --         --         --         --         --        --
    Ven 24 No. of Units    517,657    512,874    356,825     91,791         --         --         --         --         --        --

Ven 22, 20 Contracts with GEM

 Value at Start of Year  16.319200  13.350191  10.840516  12.500000         --         --         --         --         --        --
   Value at End of Year  17.307431  16.319200  13.350191  10.840516         --         --         --         --         --        --

                           YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                         12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                         ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  --------- --------
           No. of Units    165,889    143,651     99,217     24,967         --         --         --         --         --        --

Ven 24 Contracts with Payment Enhancement

 Value at Start of Year  16.254740  13.317463  10.830161  12.500000         --         --         --         --         --        --
   Value at End of Year  17.213309  16.254740  13.317463  10.830161         --         --         --         --         --        --
           No. of Units    302,164    290,149    244,976    112,237         --         --         --         --         --        --

                           YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                         12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                        ---------- ---------- ---------- ---------- ----------  ---------  ---------  ---------  --------- --------
MID CAP VALUE TRUST - SERIES I SHARES (units first credited 4-30-2001)

Ven 24, 22, 20 Contracts with no Optional Benefits

 Value at Start of Year $17.437569 $14.208533 $11.494079 $12.966914 $12.500000         --         --         --         --        --
   Value at End of Year  18.571906  17.437569  14.208533  11.494079  12.966914         --         --         --         --        --
Ven 20, 21 No. of Units  5,320,270  5,734,182  5,362,030  5,302,902  2,477,819         --         --         --         --        --
    Ven 24 No. of Units    130,265    130,245    126,795    134,600     46,275         --         --         --         --        --

Ven 22, 20 Contracts with GEM

 Value at Start of Year  17.309895  14.132792  11.455678  12.949506  12.500000         --         --         --         --        --
   Value at End of Year  18.399218  17.309895  14.132792  11.455678  12.949506         --         --         --         --        --
           No. of Units     78,203     90,413    112,668    114,495     64,159         --         --         --         --        --

Ven 24 Contracts with Payment Enhancement

 Value at Start of Year  17.214766  14.076273  11.426974  12.936460  12.500000         --         --         --         --        --
   Value at End of Year  18.270755  17.214766  14.076273  11.426974  12.936460         --         --         --         --        --
           No. of Units    357,753    371,170    343,447    388,437    108,621         --         --         --         --        --

Ven 9, 8,7 Contracts with no Optional Riders

 Value at Start of Year  17.437569  14.208533  11.494079  12.966914  12.500000         --         --         --         --        --
   Value at End of Year  18.571906  17.437569  14.208533  11.494079  12.966914         --         --         --         --        --
  Ven 7, 8 No. of Units    868,842    923,499    808,002    817,849    240,184         --         --         --         --        --
     Ven 9 No. of Units    142,839    140,272     94,347    112,506     57,503         --         --         --         --        --

Ven 3 Contracts with no Optional Riders

 Value at Start of Year  17.437569  14.208533  11.494079  12.966914  12.500000         --         --         --         --        --
   Value at End of Year  18.571906  17.437569  14.208533  11.494079  12.966914         --         --         --         --        --
           No. of Units     52,243     41,364     43,433     99,198     33,279         --         --         --         --        --

MID VALUE TRUST - SERIES II SHARES (units first credited 4-29-2005)

Ven 24, 22, 20 Contracts with no Optional Benefits

 Value at Start of Year  12.500000         --         --         --         --         --         --         --         --        --
   Value at End of Year  13.981733         --         --         --         --         --         --         --         --        --
Ven 20, 21 No. of Units    126,143         --         --         --         --         --         --         --         --        --
    Ven 24 No. of Units      2,779         --         --         --         --         --         --         --         --        --

Ven 22, 20 Contracts with GEM

 Value at Start of Year  12.500000         --         --         --         --         --         --         --         --        --
   Value at End of Year  13.963215         --         --         --         --         --         --         --         --        --
           No. of Units      1,027         --         --         --         --         --         --         --         --        --

Ven 24 Contracts with Payment Enhancement

 Value at Start of Year  12.500000         --         --         --         --         --         --         --         --        --
   Value at End of Year  13.949349         --         --         --         --         --         --         --         --        --
           No. of Units      6,282         --         --         --         --         --         --         --         --        --

Ven 9, 8,7 Contracts with no Optional Riders

 Value at Start of Year  12.500000         --         --         --         --         --         --         --         --        --
   Value at End of Year  13.981733         --         --         --         --         --         --         --         --        --
  Ven 7, 8 No. of Units      8,384         --         --         --         --         --         --         --         --        --
     Ven 9 No. of Units        698         --         --         --         --         --         --         --         --        --

Ven 3 Contracts with no Optional Riders

 Value at Start of Year  12.500000         --         --         --         --         --         --         --         --        --
   Value at End of Year  13.981733         --         --         --         --         --         --         --         --        --
           No. of Units        334         --         --         --         --         --         --         --         --        --

MONEY MARKET TRUST - SERIES II SHARES (units first credited 5-13-2002)

Ven 24, 22, 20 Contracts with no Optional Benefits

 Value at Start of Year  12.238349  12.336529  12.462854  12.500000         --         --         --         --         --        --
   Value at End of Year  12.365250  12.238349  12.336529  12.462854         --         --         --         --         --        --

                           YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                         12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                         ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  --------- --------
Ven 20, 21 No. of Units  2,301,410  1,923,372  1,909,532    985,880         --         --         --         --         --        --
    Ven 24 No. of Units    328,203    504,623    344,157    200,546         --         --         --         --         --        --

Ven 22, 20 Contracts with GEM

 Value at Start of Year  12.173947  12.296240  12.447023  12.500000         --         --         --         --         --        --
   Value at End of Year  12.275678  12.173947  12.296240  12.447023         --         --         --         --         --        --
           No. of Units    241,586    156,741    141,093    156,044         --         --         --         --         --        --

Ven 24 Contracts with Payment Enhancement

 Value at Start of Year  12.125860  12.266109  12.435154  12.500000         --         --         --         --         --        --
   Value at End of Year  12.208916  12.125860  12.266109  12.435154         --         --         --         --         --        --
           No. of Units    769,100    601,362    644,149    565,393         --         --         --         --         --        --

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                         ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                        12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
MONEY MARKET TRUST - SERIES I SHARES (units first credited 5-04-1987)

Ven 24, 22, 20 Contracts with no Optional Benefits

Value at Start of Year $17.089347 $17.191998 $17.333587 $17.373703 $17.010114 $16.291417 $15.794513 $15.241915 $14.699636 $14.190910
   Value at End of Year 17.301050  17.089347  17.191998  17.333587  17.373703  17.010114  16.291417  15.794513  15.241915  14.699636
Ven 20, 21 No. of Units 8,146,439  9,489,404 12,418,668 20,762,216 23,776,122 14,836,532 23,099,969 12,230,132  9,225,831  6,066,040
    Ven 24 No. of Units   356,392    378,701    523,099    717,978    923,114    616,943    247,891         --         --         --

Ven 22, 20 Contracts with GEM

 Value at Start of Year 12.420254  12.519949  12.648340  12.703000  12.500000         --         --         --         --         --
   Value at End of Year 12.549067  12.420254  12.519949  12.648340  12.703000         --         --         --         --         --
           No. of Units    87,841     97,583    150,973    427,606    216,473         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement

 Value at Start of Year 12.606110  12.726413  12.876223  12.951278  12.724933         --         --         --         --         --
   Value at End of Year 12.717811  12.606110  12.726413  12.876223  12.951278         --         --         --         --         --
           No. of Units   789,047    744,203  1,185,954  2,239,473  1,423,654         --         --         --         --         --

Ven 9, 8,7 Contracts with no Optional Riders

 Value at Start of Year 17.089347  17.191998  17.333587  17.373703  17.010114  16.291417  15.794513  15.241915  14.699636  14.190910
   Value at End of Year 17.301050  17.089347  17.191998  17.333587  17.373703  17.010114  16.291417  15.794513  15.241915  14.699636
  Ven 7, 8 No. of Units 1,736,637  2,136,230  2,869,078  4,774,115  5,932,529  6,686,369 14,230,836 10,687,093  8,893,087 10,995,366
     Ven 9 No. of Units   736,544    755,072    851,188  1,333,295  1,543,723  1,560,602  1,695,532  1,721,494  1,750,417  1,256,691

Ven 3 Contracts with no Optional Riders

 Value at Start of Year 17.089347  17.191998  17.333587  17.373703  17.010114  16.291417  15.794513  15.241915  14.699636  14.190910
   Value at End of Year 17.301050  17.089347  17.191998  17.333587  17.373703  17.010114  16.291417  15.794513  15.241915  14.699636
           No. of Units   158,302    189,165    273,447    404,157    501,742    541,669    921,422    878,870    778,380  1,577,497

Ven 1 Contracts with no Optional Riders

 Value at Start of Year 18.822668  18.915167  19.050311  19.073731  18.654229  17.846774  17.283692  16.660935  16.050779  15.478376
   Value at End of Year 19.076452  18.822668  18.915167  19.050311  19.073731  18.654229  17.846774  17.283692  16.660935  16.050779
           No. of Units     4,031      4,032      4,034      4,035      4,044      4,056      4,228      4,497      5,228      5,920

NATURAL RESOURCES TRUST - SERIES II SHARES (units first credited 5-05-2003)

Ven 24, 22, 20 Contracts with no Optional Benefits

 Value at Start of Year 21.791715  17.815615  12.500000         --         --         --         --         --         --         --
   Value at End of Year 31.464940  21.791715  17.815615         --         --         --         --         --         --         --
Ven 20, 21 No. of Units 2,011,774  1,249,132    108,007         --         --         --         --         --         --         --
    Ven 24 No. of Units   119,033     86,284     27,084         --         --         --         --         --         --         --

Ven 22, 20 Contracts with GEM

 Value at Start of Year 21.719602  17.792264  12.500000         --         --         --         --         --         --         --
   Value at End of Year 31.298451  21.719602  17.792264         --         --         --         --         --         --         --
           No. of Units    39,850     16,900      5,192         --         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement

 Value at Start of Year 21.665649  17.774754  12.500000         --         --         --         --         --         --         --
   Value at End of Year 31.174124  21.665649  17.774754         --         --         --         --         --         --         --
           No. of Units    95,896     40,413     10,561         --         --         --         --         --         --         --

Ven 9, 8,7 Contracts with no Optional Riders

 Value at Start of Year 21.791715  17.815615  12.500000         --         --         --         --         --         --         --
   Value at End of Year 31.464940  21.791715  17.815615         --         --         --         --         --         --         --
  Ven 7, 8 No. of Units   256,977    156,826     55,086         --         --         --         --         --         --         --
     Ven 9 No. of Units    55,708     35,614      8,952         --         --         --         --         --         --         --

Ven 3 Contracts with no Optional Riders

 Value at Start of Year 21.791715  17.815615  12.500000         --         --         --         --         --         --         --
   Value at End of Year 31.464940  21.791715  17.815615         --         --         --         --         --         --         --
           No. of Units    18,111     10,005     10,886         --         --         --         --         --         --         --

                           YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                         12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                         ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  --------- --------
OVERSEAS EQUITY TRUST - SERIES II SHARES (units first credited 4-29-2005)

Ven 24, 22, 20 Contracts with no Optional Benefits

 Value at Start of Year  12.500000         --         --         --         --         --         --         --         --        --
   Value at End of Year  15.159827         --         --         --         --         --         --         --         --        --
Ven 20, 21 No. of Units     94,595         --         --         --         --         --         --         --         --        --
    Ven 24 No. of Units      4,363         --         --         --         --         --         --         --         --        --

Ven 22, 20 Contracts with GEM

 Value at Start of Year  12.500000         --         --         --         --         --         --         --         --        --
   Value at End of Year  15.139769         --         --         --         --         --         --         --         --        --
           No. of Units        668         --         --         --         --         --         --         --         --        --

                           YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                         12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                        ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  --------- --------
Ven 24 Contracts with Payment Enhancement

 Value at Start of Year $12.500000         --         --         --         --         --         --         --         --        --
   Value at End of Year  15.124737         --         --         --         --         --         --         --         --        --
           No. of Units      1,206         --         --         --         --         --         --         --         --        --

Ven 9, 8,7 Contracts with no Optional Riders

 Value at Start of Year  12.500000         --         --         --         --         --         --         --         --        --
   Value at End of Year  15.159827         --         --         --         --         --         --         --         --        --
  Ven 7, 8 No. of Units     13,563         --         --         --         --         --         --         --         --        --
     Ven 9 No. of Units        875         --         --         --         --         --         --         --         --        --

Ven 3 Contracts with no Optional Riders

 Value at Start of Year  12.500000         --         --         --         --         --         --         --         --        --
   Value at End of Year  15.159827         --         --         --         --         --         --         --         --        --
           No. of Units      5,531         --         --         --         --         --         --         --         --        --

OVERSEAS TRUST (MERGED INTO INTERNATIONAL VALUE TRUST EFF 5-1-2005) - SERIES II SHARES (units first credited 5-13-2002)

Ven 24, 22, 20 Contracts with no Optional Benefits

 Value at Start of Year         --  13.689517   9.659911  12.500000         --         --         --         --         --        --
   Value at End of Year         --  15.059851  13.689517   9.659911         --         --         --         --         --        --
Ven 20, 21 No. of Units         --    662,265    463,641    171,918         --         --         --         --         --        --
    Ven 24 No. of Units         --     72,332     38,830      7,480         --         --         --         --         --        --

Ven 22, 20 Contracts with GEM

 Value at Start of Year         --  13.644814   9.647607  12.500000         --         --         --         --         --        --
   Value at End of Year         --  14.980617  13.644814   9.647607         --         --         --         --         --        --
           No. of Units         --     16,307     17,040      3,413         --         --         --         --         --        --

Ven 24 Contracts with Payment Enhancement

 Value at Start of Year         --  13.611378   9.638389  12.500000         --         --         --         --         --        --
   Value at End of Year         --  14.921449  13.611378   9.638389         --         --         --         --         --        --
           No. of Units         --     43,507     31,830     13,229         --         --         --         --         --        --

OVERSEAS TRUST (MERGED INTO INTERNATIONAL VALUE TRUST EFF 5-1-2005) - SERIES I SHARES (units first credited 1-09-1995)

Ven 24, 22, 20 Contracts with no Optional Benefits

 Value at Start of Year         --  11.677803   8.233265  10.628366  13.661286  17.044524  12.290162  11.545714  11.718276 10.554228
   Value at End of Year         --  12.872573  11.677803   8.233265  10.628366  13.661286  17.044524  12.290162  11.545714 11.718276
Ven 20, 21 No. of Units         --  7,861,388  9,133,261 10,929,678 13,292,645 14,440,013 10,610,772  8,958,700  8,555,506 7,008,257
    Ven 24 No. of Units         --    195,461    233,009    247,378    276,663    247,771     50,911         --         --        --

Ven 22, 20 Contracts with GEM

 Value at Start of Year         --  10.608770   7.494505   9.694096  12.500000         --         --         --         --        --
   Value at End of Year         --  11.670752  10.608770   7.494505   9.694096         --         --         --         --        --
           No. of Units         --     20,478     18,448     21,984     14,482         --         --         --         --        --

Ven 24 Contracts with Payment Enhancement

 Value at Start of Year         --   9.492621   6.716070   8.700270  11.222510         --         --         --         --        --
   Value at End of Year         --  10.427174   9.492621   6.716070   8.700270         --         --         --         --        --
           No. of Units         --    107,898    102,234    108,578     79,174         --         --         --         --        --

Ven 9, 8,7 Contracts with no Optional Riders

 Value at Start of Year         --  11.677803   8.233265  10.628366  13.661286  17.044524  12.290162  11.545714  11.718276 10.554228
   Value at End of Year         --  12.872573  11.677803   8.233265  10.628366  13.661286  17.044524  12.290162  11.545714 11.718276
  Ven 7, 8 No. of Units         --  1,603,708  1,879,391  2,313,445  2,732,469  4,141,495  4,663,016  4,604,439  5,565,661 6,534,462
     Ven 9 No. of Units         --    600,238    730,831    931,451  1,172,619  1,468,317  1,468,159  1,517,774  1,405,067 1,080,586

Ven 3 Contracts with no Optional Riders

 Value at Start of Year         --  11.677803   8.233265  10.628366  13.661286  17.044524  12.290162  11.545714  11.718276 10.554228
   Value at End of Year         --  12.872573  11.677803   8.233265  10.628366  13.661286  17.044524  12.290162  11.545714 11.718276
           No. of Units         --     76,700     83,220    109,607    150,351    189,016    160,536    193,172    269,572   281,119

                           YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                         12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                         ---------  --------- ----------  ---------  ---------  ---------  ---------  ---------  --------- --------
PACIFIC RIM TRUST (FORMERLY, PACIFIC RIM EMERGING MARKETS TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Ven 24, 22, 20 Contracts with no Optional Benefits

 Value at Start of Year  15.844454  13.757335   9.928205  12.500000         --         --         --         --         --        --
   Value at End of Year  19.596972  15.844454  13.757335   9.928205         --         --         --         --         --        --
Ven 20, 21 No. of Units    392,645    267,792    150,626     33,217         --         --         --         --         --        --
    Ven 24 No. of Units     81,895     44,535     25,847        484         --         --         --         --         --        --

Ven 22, 20 Contracts with GEM

 Value at Start of Year  15.761085  13.712408   9.915550  12.500000         --         --         --         --         --        --
   Value at End of Year  19.455050  15.761085  13.712408   9.915550         --         --         --         --         --        --
           No. of Units     19,646      9,108      9,466        434         --         --         --         --         --        --

                           YEAR       YEAR       YEAR      YEAR      YEAR      YEAR       YEAR       YEAR      YEAR      YEAR
                          ENDED      ENDED      ENDED     ENDED     ENDED      ENDED     ENDED      ENDED     ENDED     ENDED
                         12/31/05   12/31/04   12/31/03  12/31/02  12/31/01   12/31/00  12/31/99   12/31/98  12/31/97  12/31/96
                        ---------- ---------- --------- ---------- --------- --------- ---------- --------- ---------- --------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year $15.698845 $13.678796 $9.906070 $12.500000        --        --         --        --         --       --
   Value at End of Year  19.349286  15.698845 13.678796   9.906070        --        --         --        --         --       --
           No. of Units     44,577     25,703    28,878      5,834        --        --         --        --         --       --

PACIFIC RIM TRUST (FORMERLY, PACIFIC RIM EMERGING MARKETS TRUST) - SERIES I SHARES (units first credited 10-04-1994)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  10.209887   8.857201  6.382853   7.400679  9.217819 12.359297   7.695249  8.180904  12.500000       --
   Value at End of Year  12.661227  10.209887  8.857201   6.382853  7.400679  9.217819  12.359297  7.695249   8.180904       --
Ven 20, 21 No. of Units  2,940,483  2,669,971 2,677,606  2,699,563 2,940,999 3,712,710  2,807,202   912,579    535,797       --
    Ven 24 No. of Units    112,145     86,988   104,362    102,412   120,548   136,877     49,612        --         --       --
Ven 22, 20 Contracts with GEM
 Value at Start of Year  13.686609  11.897105  8.590662   9.980535 12.500000        --         --        --         --       --
   Value at End of Year  16.938917  13.686609 11.897105   8.590662  9.980535        --         --        --         --       --
           No. of Units      9,365      6,413     9,416      5,658     1,346        --         --        --         --       --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  11.950609  10.403704  7.523557   8.753934 10.941915        --         --        --         --       --
   Value at End of Year  14.768312  11.950609 10.403704   7.523557  8.753934        --         --        --         --       --
           No. of Units     33,999     32,808    19,347     15,150     3,470        --         --        --         --       --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  10.209887   8.857201  6.382853   7.400679  9.217819 12.359297   7.695249  8.180904  12.500000       --
   Value at End of Year  12.661227  10.209887  8.857201   6.382853  7.400679  9.217819  12.359297  7.695249   8.180904       --
  Ven 7, 8 No. of Units    326,199    285,838   328,297    343,351   382,346   500,439    837,074   291,085    220,740       --
     Ven 9 No. of Units    124,649    142,943   142,089    142,971   169,570   236,607    314,807   137,389     51,444       --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year  10.209887   8.857201  6.382853   7.400679  9.217819 12.359297   7.695249  8.180904  12.500000       --
   Value at End of Year  12.661227  10.209887  8.857201   6.382853  7.400679  9.217819  12.359297  7.695249   8.180904       --
           No. of Units     27,807     22,978    25,751     22,460    40,793    55,507     76,285     9,793     10,161       --

PIMCO VIT ALL ASSET PORTFOLIO - SERIES II SHARES (units first credited 5-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  13.871539  12.500000        --         --        --        --         --        --         --       --
   Value at End of Year  14.491842  13.871539        --         --        --        --         --        --         --       --
Ven 20, 21 No. of Units    971,796    442,696        --         --        --        --         --        --         --       --
    Ven 24 No. of Units    116,431     51,424        --         --        --        --         --        --         --       --
Ven 22, 20 Contracts with GEM
 Value at Start of Year  13.853157  12.500000        --         --        --        --         --        --         --       --
   Value at End of Year  14.443799  13.853157        --         --        --        --         --        --         --       --
           No. of Units      8,198         --        --         --        --        --         --        --         --       --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  13.839396  12.500000        --         --        --        --         --        --         --       --
   Value at End of Year  14.407891  13.839396        --         --        --        --         --        --         --       --
           No. of Units     35,252     16,055        --         --        --        --         --        --         --       --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  13.871539  12.500000        --         --        --        --         --        --         --       --
   Value at End of Year  14.491842  13.871539        --         --        --        --         --        --         --       --
  Ven 7, 8 No. of Units    146,226     52,571        --         --        --        --         --        --         --       --
     Ven 9 No. of Units     46,938     46,963        --         --        --        --         --        --         --       --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year  13.871539  12.500000        --         --        --        --         --        --         --       --
   Value at End of Year  14.491842  13.871539        --         --        --        --         --        --         --       --
           No. of Units     10,981      5,197        --         --        --        --         --        --         --       --

                           YEAR       YEAR       YEAR      YEAR      YEAR      YEAR       YEAR       YEAR      YEAR      YEAR
                          ENDED      ENDED      ENDED     ENDED     ENDED      ENDED     ENDED      ENDED     ENDED     ENDED
                         12/31/05   12/31/04   12/31/03  12/31/02  12/31/01   12/31/00  12/31/99   12/31/98  12/31/97  12/31/96
                        ---------- ---------- --------- ---------- --------- --------- ---------- --------- ---------- --------
QUANTITATIVE ALL CAP TRUST - SERIES II SHARES (units first credited 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  17.419898  15.405463 12.500000         --        --        --         --        --         --       --
   Value at End of Year  18.614733  17.419898 15.405463         --        --        --         --        --         --       --
Ven 20, 21 No. of Units     73,517     55,309     4,397         --        --        --         --        --         --       --
    Ven 24 No. of Units     20,093     10,781        28         --        --        --         --        --         --       --
Ven 22, 20 Contracts with GEM
 Value at Start of Year         --  15.385251 12.500000         --        --        --         --        --         --       --
   Value at End of Year         --  17.362201 15.385251         --        --        --         --        --         --       --
           No. of Units         --         --         5         --        --        --         --        --         --       --

                           YEAR       YEAR       YEAR       YEAR      YEAR      YEAR       YEAR       YEAR      YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED     ENDED      ENDED     ENDED      ENDED     ENDED     ENDED
                         12/31/05   12/31/04   12/31/03   12/31/02  12/31/01   12/31/00  12/31/99   12/31/98  12/31/97  12/31/96
                        ---------- ---------- ---------  ---------- --------- --------- ---------- --------- ---------- --------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year $17.319052 $15.370112 $12.500000         --        --        --         --        --         --       --
   Value at End of Year  18.442521  17.319052  15.370112         --        --        --         --        --         --       --
           No. of Units      5,398      1,385         --         --        --        --         --        --         --       --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  17.419898  15.405463  12.500000         --        --        --         --        --         --       --
   Value at End of Year  18.614733  17.419898  15.405463         --        --        --         --        --         --       --
  Ven 7, 8 No. of Units      6,692      4,003      1,773         --        --        --         --        --         --       --
     Ven 9 No. of Units        254        255        395         --        --        --         --        --         --       --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year         --  15.405463  12.500000         --        --        --         --        --         --       --
   Value at End of Year         --  17.419898  15.405463         --        --        --         --        --         --       --

QUANTITATIVE MID CAP TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  15.668018  13.478226   9.881083  12.500000        --        --         --        --         --       --
   Value at End of Year  17.519093  15.668018  13.478226   9.881083        --        --         --        --         --       --
Ven 20, 21 No. of Units    154,140    126,713     80,305     25,502        --        --         --        --         --       --
    Ven 24 No. of Units     22,336     13,437      7,465      1,821        --        --         --        --         --       --
Ven 22, 20 Contracts with GEM
 Value at Start of Year  15.585567  13.434196   9.868494  12.500000        --        --         --        --         --       --
   Value at End of Year  17.392206  15.585567  13.434196   9.868494        --        --         --        --         --       --
           No. of Units      4,330      2,244      1,634        717        --        --         --        --         --       --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  15.523988  13.401266   9.859063  12.500000        --        --         --        --         --       --
   Value at End of Year  17.297617  15.523988  13.401266   9.859063        --        --         --        --         --       --
           No. of Units     22,978     28,268     11,928      6,951        --        --         --        --         --       --

QUANTITATIVE MID CAP TRUST - SERIES I SHARES (units first credited 4-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  12.271843  10.528409   7.707109  10.104317 12.500000        --         --        --         --       --
   Value at End of Year  13.750375  12.271843  10.528409   7.707109 10.104317        --         --        --         --       --
Ven 20, 21 No. of Units    534,149    500,094    390,065    355,068   213,946        --         --        --         --       --
    Ven 24 No. of Units      6,960     18,118      6,648      7,734     1,435        --         --        --         --       --
 Ven 22, 20 Contracts with GEM
 Value at Start of Year  12.181935  10.472257   7.681326  10.090711 12.500000        --         --        --         --       --
   Value at End of Year  13.622454  12.181935  10.472257   7.681326 10.090711        --         --        --         --       --
           No. of Units      2,639      4,470      8,402      9,059     6,324        --         --        --         --       --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  12.114956  10.430346   7.662062  10.080533 12.500000        --         --        --         --       --
   Value at End of Year  13.527317  12.114956  10.430346   7.662062 10.080533        --         --        --         --       --
           No. of Units     24,039     74,344     25,840     30,835     4,604        --         --        --         --       --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  12.271843  10.528409   7.707109  10.104317 12.500000        --         --        --         --       --
   Value at End of Year  13.750375  12.271843  10.528409   7.707109 10.104317        --         --        --         --       --
  Ven 7, 8 No. of Units     84,204     95,160     68,864     74,303    23,771        --         --        --         --       --
     Ven 9 No. of Units     14,714     45,222     11,456     10,725     2,273        --         --        --         --       --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year  12.271843  10.528409   7.707109  10.104317 12.500000        --         --        --         --       --
   Value at End of Year  13.750375  12.271843  10.528409   7.707109 10.104317        --         --        --         --       --
           No. of Units        645      3,340       412         115       265        --         --        --         --       --

QUANTITATIVE VALUE TRUST - SERIES II SHARES (units first credited 5-03-2004)

                           YEAR       YEAR       YEAR      YEAR      YEAR      YEAR       YEAR       YEAR      YEAR      YEAR
                          ENDED      ENDED      ENDED     ENDED     ENDED      ENDED     ENDED      ENDED     ENDED     ENDED
                         12/31/05   12/31/04   12/31/03  12/31/02  12/31/01   12/31/00  12/31/99   12/31/98  12/31/97  12/31/96
                        ---------- ---------- --------- ---------- --------- --------- ---------- --------- ---------- --------
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  14.524617  12.500000        --         --        --        --         --        --         --       --
   Value at End of Year  15.585986  14.524617        --         --        --        --         --        --         --       --
 Ven 20, 21 No. of Units     57,388     19,641       --         --        --        --         --        --         --       --
    Ven 24 No. of Units      1,086      5,114        --         --        --        --         --        --         --       --
 Ven 22, 20 Contracts with GEM
 Value at Start of Year  14.505374  12.500000        --         --        --        --         --        --         --       --
   Value at End of Year  15.534341  14.505374        --         --        --        --         --        --         --       --
           No. of Units        142        142        --         --        --        --         --        --         --       --

                           YEAR       YEAR       YEAR      YEAR      YEAR      YEAR       YEAR       YEAR      YEAR      YEAR
                          ENDED      ENDED      ENDED     ENDED     ENDED      ENDED     ENDED      ENDED     ENDED     ENDED
                         12/31/05   12/31/04   12/31/03  12/31/02  12/31/01   12/31/00  12/31/99   12/31/98  12/31/97  12/31/96
                        ---------- ---------- --------- ---------- --------- --------- ---------- --------- ---------- --------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year $14.490955 $12.500000        --         --        --        --         --        --         --       --
   Value at End of Year  15.495717  14.490955        --         --        --        --         --        --         --       --
           No. of Units      1,941        726        --         --        --        --         --        --         --       --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  14.524617  12.500000        --         --        --        --         --        --         --       --
   Value at End of Year  15.585986  14.524617        --         --        --        --         --        --         --       --
  Ven 7, 8 No. of Units      3,527         69        --         --        --        --         --        --         --       --
     Ven 9 No. of Units      2,161      1,578        --         --        --        --         --        --         --       --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year         --  12.500000        --         --        --        --         --        --         --       --
   Value at End of Year         --  14.524617        --         --        --        --         --        --         --       --

REAL ESTATE SECURITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  21.084054  16.226962 11.844201  12.500000        --        --         --        --         --       --
   Value at End of Year  23.214970  21.084054 16.226962  11.844201        --        --         --        --         --       --
Ven 20, 21 No. of Units    969,057  1,040,281   745,046    239,162        --        --         --        --         --       --
    Ven 24 No. of Units    151,333    155,993    83,942     33,209        --        --         --        --         --       --
Ven 22, 20 Contracts with GEM
 Value at Start of Year  20.973135  16.173990 11.829146  12.500000        --        --         --        --         --       --
   Value at End of Year  23.046838  20.973135 16.173990  11.829146        --        --         --        --         --       --
           No. of Units     46,641     51,832    35,170     11,412        --        --         --        --         --       --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  20.890350  16.134374 11.817865  12.500000        --        --         --        --         --       --
   Value at End of Year  22.921571  20.890350 16.134374  11.817865        --        --         --        --         --       --
           No. of Units    184,545    164,568   143,081     81,806        --        --         --        --         --       --

REAL ESTATE SECURITIES TRUST - SERIES I SHARES (units first credited 1-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  25.460516  19.555029 14.251467  14.088482 13.852028 11.174188  12.317190 14.949140  12.500000       --
   Value at End of Year  28.082810  25.460516 19.555029  14.251467 14.088482 13.852028  11.174188 12.317190  14.949140       --
Ven 20, 21 No. of Units  2,467,720  3,021,827 3,249,352  3,499,807 2,597,787 1,918,033  1,400,846 1,581,117    145,941       --
    Ven 24 No. of Units     64,124     76,166    76,239     84,014    39,195    24,649      6,163        --         --       --
Ven 22, 20 Contracts with GEM
 Value at Start of Year  23.060028  17.746854 12.959550  12.837004 12.500000        --         --        --         --       --
   Value at End of Year  25.384424  23.060028 17.746854  12.959550 12.837004        --         --        --         --       --
           No. of Units     47,141     52,287    51,794     56,750    14,609        --         --        --         --       --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  24.627525  18.981707 13.882066  13.771429 13.588062        --         --        --         --       --
   Value at End of Year  27.069419  24.627525 18.981707  13.882066 13.771429        --         --        --         --       --
           No. of Units    137,307    140,916   152,775    130,516    64,489        --         --        --         --       --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  25.460516  19.555029 14.251467  14.088482 13.852028 11.174188  12.317190 14.949140  12.500000       --
   Value at End of Year  28.082810  25.460516 19.555029  14.251467 14.088482 13.852028  11.174188 12.317190  14.949140       --
  Ven 7, 8 No. of Units    445,869    556,511   662,714    708,197   443,319   437,758    499,923   788,368    733,583       --
     Ven 9 No. of Units    108,497    149,698   179,522    201,089   168,521   244,903    222,156   251,204    152,109       --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year  25.460516  19.555029 14.251467  14.088482 13.852028 11.174188  12.317190 14.949140  12.500000       --
   Value at End of Year  28.082810  25.460516 19.555029  14.251467 14.088482 13.852028  11.174188 12.317190  14.949140       --
           No. of Units     29,074     38,556    36,426     43,162    46,555    32,667     22,616    21,304     38,437       --

REAL RETURN BOND TRUST - SERIES II SHARES (units first credited 5-05-2003)

                           YEAR       YEAR       YEAR      YEAR      YEAR      YEAR       YEAR       YEAR      YEAR     YEAR
                          ENDED      ENDED      ENDED     ENDED      ENDED     ENDED     ENDED      ENDED     ENDED     ENDED
                         12/31/05   12/31/04   12/31/03  12/31/02  12/31/01   12/31/00  12/31/99   12/31/98  12/31/97  12/31/96
                        ---------- ---------- --------- ---------- --------- --------- ---------- --------- ---------- --------
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  13.916239  12.979916 12.500000         --        --        --         --        --         --       --
   Value at End of Year  13.889907  13.916239 12.979916         --        --        --         --        --         --       --
Ven 20, 21 No. of Units  2,383,285  2,285,856   462,402         --        --        --         --        --         --       --
    Ven 24 No. of Units    344,643    253,165    85,065         --        --        --         --        --         --       --
Ven 22, 20 Contracts with GEM
 Value at Start of Year  13.870123  12.962852 12.500000         --        --        --         --        --         --       --
   Value at End of Year  13.816296  13.870123 12.962852         --        --        --         --        --         --       --
           No. of Units     84,380     80,862    61,925         --        --        --         --        --         --       --

                           YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED
                         12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98  12/31/97 12/31/96
                        ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------- --------- --------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year $13.835619 $12.950068 $12.500000         --         --         --         --        --        --       --
   Value at End of Year  13.761317  13.835619  12.950068         --         --         --         --        --        --       --
           No. of Units    295,708    225,233     67,507         --         --         --         --        --        --       --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  13.916239  12.979916  12.500000         --         --         --         --        --        --       --
   Value at End of Year  13.889907  13.916239  12.979916         --         --         --         --        --        --       --
  Ven 7, 8 No. of Units    256,919    271,910    169,052         --         --         --         --        --        --       --
     Ven 9 No. of Units     54,211     42,216     18,750         --         --         --         --        --        --       --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year  13.916239  12.979916  12.500000         --         --         --         --        --        --       --
   Value at End of Year  13.889907  13.916239  12.979916         --         --         --         --        --        --       --
           No. of Units     10,151     13,885      4,989         --         --         --         --        --        --       --

SCIENCE & TECHNOLOGY TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  13.728514  13.813745   9.310073  12.500000         --         --         --        --        --       --
   Value at End of Year  13.785203  13.728514  13.813745   9.310073         --         --         --        --        --       --
Ven 20, 21 No. of Units  1,001,616  1,058,705    842,112    162,821         --         --         --        --        --       --
    Ven 24 No. of Units    187,671    192,794    130,488      6,103         --         --         --        --        --       --
Ven 22, 20 Contracts with GEM
 Value at Start of Year  13.656245  13.768623   9.298205  12.500000         --         --         --        --        --       --
   Value at End of Year  13.685341  13.656245  13.768623   9.298205         --         --         --        --        --       --
           No. of Units     44,591     42,493     38,860     10,090         --         --         --        --        --       --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  13.602330  13.734908   9.289319  12.500000         --         --         --        --        --       --
   Value at End of Year  13.610927  13.602330  13.734908   9.289319         --         --         --        --        --       --
           No. of Units     80,587    144,456     74,189     25,846         --         --         --        --        --       --

SCIENCE & TECHNOLOGY TRUST - SERIES I SHARES (units first credited 1-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  12.314482  12.380278   8.347636  14.291433  24.672266  37.943261  19.287390 13.647195 12.500000       --
   Value at End of Year  12.396555  12.314482  12.380278   8.347636  14.291433  24.672266  37.943261 19.287390 13.647195       --
Ven 20, 21 No. of Units 12,138,118 14,868,449 17,234,479 17,387,772 21,768,697 22,178,178 12,614,955 2,500,038 2,028,406       --
    Ven 24 No. of Units    391,028    445,661    539,494    560,578    682,442    684,286    190,915        --        --       --
Ven 22, 20 Contracts with GEM
 Value at Start of Year   5.478584   5.518916   3.728675   6.396444  12.500000         --         --        --        --       --
   Value at End of Year   5.504111   5.478584   5.518916   3.728675   6.396444         --         --        --        --       --
           No. of Units     96,482    113,873    142,348    106,581     52,765         --         --        --        --       --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year   4.359175   4.397877   2.975729   5.112469   8.857329         --         --        --        --       --
   Value at End of Year   4.372950   4.359175   4.397877   2.975729   5.112469         --         --        --        --       --
           No. of Units    791,932    929,793  1,013,844    846,830    703,831         --         --        --        --       --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  12.314482  12.380278   8.347636  14.291433  24.672266  37.943261  19.287390  13.647195 12.500000      --
   Value at End of Year  12.396555  12.314482  12.380278   8.347636  14.291433  24.672266  37.943261  19.287390 13.647195      --
  Ven 7, 8 No. of Units  1,255,722  1,735,922  2,139,366  2,306,316  3,062,412  4,287,662  4,200,642  1,669,194 1,374,632      --
     Ven 9 No. of Units    594,757    760,249         --         --         --         --         --         --        --      --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year  12.314482  12.380278   8.347636  14.291433  24.672266  37.943261  19.287390 13.647195 12.500000       --
   Value at End of Year  12.396555  12.314482  12.380278   8.347636  14.291433  24.672266  37.943261 19.287390 13.647195       --
           No. of Units     69,273     88,611    100,920    113,410    176,760    223,521    157,003    62,324    40,748       --

                           YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED
                         12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98  12/31/97 12/31/96
                        ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------- --------- --------
SMALL CAP GROWTH TRUST - SERIES II SHARES (units first credited 4-29-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  12.500000         --         --         --         --         --         --        --        --       --
   Value at End of Year  15.826987         --         --         --         --         --         --        --        --       --
Ven 20, 21 No. of Units    443,927         --         --         --         --         --         --        --        --       --
    Ven 24 No. of Units      7,636         --         --         --         --         --         --        --        --       --
Ven 22, 20 Contracts with GEM
 Value at Start of Year  12.500000         --         --         --         --         --         --        --        --       --
   Value at End of Year  15.806048         --         --         --         --         --         --        --        --       --
           No. of Units      5,363         --         --         --         --         --         --        --        --       --

                           YEAR       YEAR       YEAR      YEAR      YEAR      YEAR       YEAR       YEAR      YEAR      YEAR
                          ENDED      ENDED      ENDED     ENDED     ENDED      ENDED     ENDED      ENDED     ENDED     ENDED
                         12/31/05   12/31/04   12/31/03  12/31/02  12/31/01   12/31/00  12/31/99   12/31/98  12/31/97  12/31/96
                        ---------- ---------- --------- ---------- --------- --------- ---------- --------- ---------- --------

Ven 24 Contracts with Payment Enhancement
 Value at Start of Year $12.500000         --        --         --        --        --         --        --         --       --
   Value at End of Year  15.790370         --        --         --        --        --         --        --         --       --
           No. of Units      8,107         --        --         --        --        --         --        --         --       --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  12.500000         --        --         --        --        --         --        --         --       --
   Value at End of Year  15.826987         --        --         --        --        --         --        --         --       --
  Ven 7, 8 No. of Units     41,283         --        --         --        --        --         --        --         --       --
     Ven 9 No. of Units      8,770         --        --         --        --        --         --        --         --       --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year  12.500000         --        --         --        --        --         --        --         --       --
   Value at End of Year  15.826987         --        --         --        --        --         --        --         --       --
           No. of Units        801         --        --         --        --        --         --        --         --       --

SMALL CAP INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  15.734175  13.622822  9.505573  12.500000        --        --         --        --         --       --
   Value at End of Year  16.090464  15.734175 13.622822   9.505573        --        --         --        --         --       --
Ven 20, 21 No. of Units    506,650    457,470   354,983    102,200        --        --         --        --         --       --
    Ven 24 No. of Units    128,755    136,174    75,773     23,187        --        --         --        --         --       --
Ven 22, 20 Contracts with GEM
 Value at Start of Year  15.651377  13.578325  9.493452  12.500000        --        --         --        --         --       --
   Value at End of Year  15.973913  15.651377 13.578325   9.493452        --        --         --        --         --       --
           No. of Units     30,424     35,716    39,338     10,015        --        --         --        --         --       --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  15.589586  13.545063  9.484387  12.500000        --        --         --        --         --       --
   Value at End of Year  15.887075  15.589586 13.545063   9.484387        --        --         --        --         --       --
           No. of Units     57,996     83,685    59,073     23,713        --        --         --        --         --       --

SMALL CAP INDEX TRUST - SERIES I SHARES (units first credited 5-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  14.946439  12.919107  8.986380  11.605417 11.596178 12.500000         --        --         --       --
   Value at End of Year  15.312705  14.946439 12.919107   8.986380 11.605417 11.596178         --        --         --       --
Ven 20, 21 No. of Units  1,174,571  1,386,012 1,835,133  1,417,326 1,136,623   274,497         --        --         --       --
    Ven 24 No. of Units     17,338     22,914    22,328     41,618    13,892     9,273         --        --         --       --
Ven 22, 20 Contracts with GEM
 Value at Start of Year  15.248124  13.206315  9.204503  11.910953 12.500000        --         --        --         --       --
   Value at End of Year  15.590677  15.248124 13.206315   9.204503 11.910953        --         --        --         --       --
           No. of Units     28,106     26,571    21,897     13,651     7,544        --         --        --         --       --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  15.179394  13.166570  9.190549  11.910780 11.943325        --         --        --         --       --
   Value at End of Year  15.497224  15.179394 13.166570   9.190549 11.910780        --         --        --         --       --
           No. of Units     53,035     58,468    61,657     54,023    46,125        --         --        --         --       --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  14.946439  12.919107  8.986380  11.605417 11.596178 12.500000         --        --         --       --
   Value at End of Year  15.312705  14.946439 12.919107   8.986380 11.605417 11.596178         --        --         --       --
  Ven 7, 8 No. of Units    162,358    184,457   223,843    146,269   102,799    20,328         --        --         --       --
     Ven 9 No. of Units     24,262     41,083    46,093    120,742    31,021     4,925         --        --         --       --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year  14.946439  12.919107  8.986380  11.605417 11.596178 12.500000         --        --         --       --
   Value at End of Year  15.312705  14.946439 12.919107   8.986380 11.605417 11.596178         --        --         --       --
           No. of Units      9,254      8,875     9,535      3,314     2,762     1,027         --        --         --       --

                            YEAR       YEAR       YEAR      YEAR      YEAR      YEAR       YEAR       YEAR      YEAR      YEAR
                           ENDED      ENDED      ENDED     ENDED     ENDED      ENDED     ENDED      ENDED     ENDED     ENDED
                          12/31/05   12/31/04   12/31/03  12/31/02  12/31/01   12/31/00  12/31/99   12/31/98  12/31/97  12/31/96
                        ---------- ---------- ---------- ---------- --------- --------- ---------- --------- ---------- --------
SMALL CAP OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  21.430956  17.320262  12.500000         --        --        --         --        --         --       --
   Value at End of Year  22.741820  21.430956   7.320262         --        --        --         --        --         --       --
Ven 20, 21 No. of Units    638,341    419,738     51,352         --        --        --         --        --         --       --
    Ven 24 No. of Units    167,805     59,686     28,866         --        --        --         --        --         --       --
Ven 22, 20 Contracts with GEM
 Value at Start of Year  21.359998  17.297546  12.500000         --        --        --         --        --         --       --
   Value at End of Year  22.621373  21.359998  17.297546         --        --        --         --        --         --       --
           No. of Units     42,847     11,738      5,409         --        --        --         --        --         --       --

                           YEAR       YEAR       YEAR        YEAR      YEAR        YEAR       YEAR       YEAR      YEAR       YEAR
                          ENDED      ENDED      ENDED       ENDED      ENDED      ENDED       ENDED      ENDED     ENDED     ENDED
                         12/31/05   12/31/04   12/31/03    12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                        ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year $21.306957 $17.280544 $ 12.500000         --         --         --         --         --         --       --
   Value at End of Year  22.531494  21.306957   17.280544         --         --         --         --         --         --       --
           No. of Units     52,690     19,905         669         --         --         --         --         --         --       --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  21.430956  17.320262   12.500000         --         --         --         --         --         --       --
   Value at End of Year  22.741820  21.430956   17.320262         --         --         --         --         --         --       --
  Ven 7, 8 No. of Units         --     41,815      21,116         --         --         --         --         --         --       --
     Ven 9 No. of Units        286      8,878       1,965         --         --         --         --         --         --       --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year         --  17.320262   12.500000         --         --         --         --         --         --       --
   Value at End of Year         --  21.430956   17.320262         --         --         --         --         --         --       --
           No. of Units         --        302          --         --         --         --         --         --         --       --
Ven 1 Contracts with no Optional Riders
 Value at Start of Year         --         --          --         --         --         --         --         --         --       --
   Value at End of Year         --         --          --         --         --         --         --         --         --       --

SMALL CAP OPPORTUNITIES TRUST - SERIES I SHARES (units first credited 5-01-2005)
Ven 24, 21, 20 Contracts with no Optional Benefits
 Value at Start of Year  12.500000         --          --         --         --         --         --         --         --       --
   Value at End of Year  22.771450         --          --         --         --         --         --         --         --       --
Ven 20, 21 No. of Units  2,352,572         --          --         --         --         --         --         --         --       --
    Ven 24 No. of Units     61,381         --          --         --         --         --         --         --         --       --
Ven 21, 20 Contracts with GEM
 Value at Start of Year  12.500000         --          --         --         --         --         --         --         --       --
   Value at End of Year  22.650853         --          --         --         --         --         --         --         --       --
           No. of Units     16,481         --          --         --         --         --         --         --         --       --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  12.500000         --          --         --         --         --         --         --         --       --
   Value at End of Year  22.560857         --          --         --         --         --         --         --         --       --
           No. of Units     69,520         --          --         --         --         --         --         --         --       --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  12.500000         --          --         --         --         --         --         --         --       --
   Value at End of Year  22.771450         --          --         --         --         --         --         --         --       --
  Ven 7, 8 No. of Units    228,779         --          --         --         --         --         --         --         --       --
     Ven 9 No. of Units     54,839         --          --         --         --         --         --         --         --       --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year  12.500000         --          --         --         --         --         --         --         --       --
   Value at End of Year  22.771450         --          --         --         --         --         --         --         --       --
           No. of Units     22,905         --          --         --         --         --         --         --         --       --

SMALL CAP TRUST - SERIES II SHARES (units first credited 5-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  12.500000         --          --         --         --         --         --         --         --       --
   Value at End of Year  14.168042         --          --         --         --         --         --         --         --       --
Ven 20, 21 No. of Units     11,583         --          --         --         --         --         --         --         --       --
    Ven 24 No. of Units      1,089         --          --         --         --         --         --         --         --       --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  12.500000         --          --         --         --         --         --         --         --       --
   Value at End of Year  14.135241         --          --         --         --         --         --         --         --       --
           No. of Units        429         --          --         --         --         --         --         --         --       --
Ven 9, 8,7 Contracts with no Optional Riders

                           YEAR       YEAR       YEAR        YEAR      YEAR        YEAR       YEAR       YEAR      YEAR       YEAR
                          ENDED      ENDED      ENDED       ENDED      ENDED      ENDED       ENDED      ENDED     ENDED     ENDED
                         12/31/05   12/31/04   12/31/03    12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                        ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- --------
 Value at Start of Year  12.500000         --          --         --         --         --         --         --         --       --
   Value at End of Year  14.168042         --          --         --         --         --         --         --         --       --
  Ven 7, 8 No. of Units        527         --          --         --         --         --         --         --         --       --

SMALL CAP VALUE TRUST - SERIES II SHARES (units first credited 4-29-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  12.500000         --          --         --         --         --         --         --         --       --
   Value at End of Year  14.257858         --          --         --         --         --         --         --         --       --
Ven 20, 21 No. of Units    889,555         --          --         --         --         --         --         --         --       --
    Ven 24 No. of Units     14,218         --          --         --         --         --         --         --         --       --

                           YEAR       YEAR       YEAR        YEAR       YEAR       YEAR       YEAR       YEAR      YEAR       YEAR
                          ENDED      ENDED       ENDED      ENDED      ENDED      ENDED       ENDED      ENDED     ENDED     ENDED
                         12/31/05   12/31/04   12/31/03    12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                        ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Ven 22, 20 Contracts with GEM
 Value at Start of Year $12.500000         --          --         --         --         --         --         --         --       --
   Value at End of Year  14.238985         --          --         --         --         --         --         --         --       --
           No. of Units     20,688         --          --         --         --         --         --         --         --       --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  12.500000         --          --         --         --         --         --         --         --       --
   Value at End of Year  14.224850         --          --         --         --         --         --         --         --       --
           No. of Units     21,703         --          --         --         --         --         --         --         --       --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  12.500000         --          --         --         --         --         --         --         --       --
   Value at End of Year  14.257858         --          --         --         --         --         --         --         --       --
  Ven 7, 8 No. of Units    101,990         --          --         --         --         --         --         --         --       --
     Ven 9 No. of Units      6,758         --          --         --         --         --         --         --         --       --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year  12.500000         --          --         --         --         --         --         --         --       --
   Value at End of Year  14.257858         --          --         --         --         --         --         --         --       --
           No. of Units     18,779         --          --         --         --         --         --         --         --       --

SMALL COMPANY BLEND TRUST (MERGED INTO SMALL CAP OPPORTUNITIES TRUST EFF 5-1-2005) - SERIES II SHARES
(units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year         --  12.513965    9.088229  12.500000         --         --         --         --         --       --
   Value at End of Year         --  13.206961   12.513965   9.088229         --         --         --         --         --       --
Ven 20, 21 No. of Units         --    923,738     732,640    199,758         --         --         --         --         --       --
    Ven 24 No. of Units         --    175,142      96,232     18,573         --         --         --         --         --       --
Ven 22, 20 Contracts with GEM
 Value at Start of Year         --  12.473104    9.076656  12.500000         --         --         --         --         --       --
   Value at End of Year         --  13.137468   12.473104   9.076656         --         --         --         --         --       --
           No. of Units         --     35,098      24,748      2,238         --         --         --         --         --       --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year         --  12.442530    9.067980  12.500000         --         --         --         --         --       --
   Value at End of Year         --  13.085579   12.442530   9.067980         --         --         --         --         --       --
           No. of Units         --     71,596      62,435     19,341         --         --         --         --         --       --

SMALL COMPANY BLEND TRUST (MERGED INTO SMALL CAP OPPORTUNITIES TRUST EFF 5-1-2005) - SERIES I SHARES
(units first credited 5-01-1999)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year         --  12.276306    8.910911  12.138851  12.601917  15.922213  12.500000         --         --       --
   Value at End of Year         --  12.975896   12.276306   8.910911  12.138851  12.601917  15.922213         --         --       --
Ven 20, 21 No. of Units         --  4,325,397   5,075,580  5,014,141  4,802,319  3,465,687  1,318,189         --         --       --
    Ven 24 No. of Units         --    123,464     145,073    144,646    175,081    123,970     27,582         --         --       --
Ven 22, 20 Contracts with GEM
 Value at Start of Year         --  10.759987    7.825877  10.682160  12.500000         --         --         --         --       --
   Value at End of Year         --  11.350381   10.759987   7.825877  10.682160         --         --         --         --       --
           No. of Units         --     36,131      44,302     39,878     24,915         --         --         --         --       --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year         --   9.283714    6.762279   9.244249   9.630818         --         --         --         --       --
   Value at End of Year         --   9.778392    9.283714   6.762279   9.244249         --         --         --         --       --
           No. of Units         --    161,796     201,228    164,768     90,008         --         --         --         --       --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year         --  12.276306    8.910911  12.138851  12.601917  15.922213  12.500000         --         --       --
   Value at End of Year         --  12.975896   12.276306   8.910911  12.138851  12.601917  15.922213         --         --       --
  Ven 7, 8 No. of Units         --    407,278     527,084    508,455    435,969    376,983    198,215         --         --       --
     Ven 9 No. of Units         --     87,479     102,804     98,315    210,001     86,977     59,731         --         --       --

                           YEAR       YEAR       YEAR        YEAR      YEAR        YEAR       YEAR       YEAR      YEAR       YEAR
                          ENDED      ENDED      ENDED       ENDED      ENDED      ENDED       ENDED      ENDED     ENDED     ENDED
                         12/31/05   12/31/04   12/31/03    12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                        ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Ven 3 Contracts with no Optional Riders
 Value at Start of Year         --  12.276306    8.910911  12.138851  12.601917  15.922213  12.500000         --         --       --
   Value at End of Year         --  12.975896   12.276306   8.910911  12.138851  12.601917  15.922213         --         --       --
           No. of Units         --     32,576      40,259     39,794     17,305     36,268      1,486         --         --       --

SMALL COMPANY TRUST - SERIES II SHARES (units first credited 5-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  15.069552  12.500000          --         --         --         --         --         --         --       --
   Value at End of Year  15.750987  15.069552          --         --         --         --         --         --         --       --
Ven 20, 21 No. of Units    711,441    156,818          --         --         --         --         --         --         --       --
    Ven 24 No. of Units      9,002      3,424          --         --         --         --         --         --         --       --

                           YEAR       YEAR       YEAR        YEAR      YEAR        YEAR       YEAR       YEAR      YEAR       YEAR
                          ENDED      ENDED      ENDED       ENDED      ENDED      ENDED       ENDED      ENDED     ENDED     ENDED
                         12/31/05   12/31/04   12/31/03    12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                        ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- --------
Ven 22, 20 Contracts with GEM
 Value at Start of Year $15.049596 $12.500000          --         --         --         --         --         --         --       --
   Value at End of Year  15.698807  15.049596          --         --         --         --         --         --         --       --
           No. of Units      5,280      5,951          --         --         --         --         --         --         --       --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  15.034643  12.500000          --         --         --         --         --         --         --       --
   Value at End of Year  15.659783  15.034643          --         --         --         --         --         --         --       --
           No. of Units      3,000        431          --         --         --         --         --         --         --       --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  15.069552  12.500000          --         --         --         --         --         --         --       --
   Value at End of Year  15.750987  15.069552          --         --         --         --         --         --         --       --
  Ven 7, 8 No. of Units     91,974     27,170          --         --         --         --         --         --         --       --
     Ven 9 No. of Units     13,958        570          --         --         --         --         --         --         --       --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year  15.069552  12.500000          --         --         --         --         --         --         --       --
   Value at End of Year  15.750987  15.069552          --         --         --         --         --         --         --       --
           No. of Units      2,092         --          --         --         --         --         --         --         --       --

SMALL COMPANY VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  16.599933  13.474224   10.230293  12.500000         --         --         --         --         --       --
   Value at End of Year  17.480162  16.599933   13.474224  10.230293         --         --         --         --         --       --
Ven 20, 21 No. of Units  1,876,146  1,948,372   1,446,530    532,477         --         --         --         --         --       --
    Ven 24 No. of Units    402,190    369,021     239,594     58,245         --         --         --         --         --       --
Ven 22, 20 Contracts with GEM
 Value at Start of Year  16.512601  13.430230   10.217263  12.500000         --         --         --         --         --       --
   Value at End of Year  17.353586  16.512601   13.430230  10.217263         --         --         --         --         --       --
           No. of Units    138,664    144,771      92,335     23,983         --         --         --         --         --       --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  16.447403  13.397323   10.207514  12.500000         --         --         --         --         --       --
   Value at End of Year  17.259237  16.447403   13.397323  10.207514         --         --         --         --         --       --
           No. of Units    366,916    356,744     307,326    140,797         --         --         --         --         --       --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  16.599933         --          --         --         --         --         --         --         --       --
   Value at End of Year  17.480162         --          --         --         --         --         --         --         --       --
     Ven 9 No. of Units      1,092         --          --         --         --         --         --         --         --       --

SMALL COMPANY VALUE TRUST - SERIES I SHARES (units first credited 10-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits

 Value at Start of Year  19.718987  15.973512   12.118604  13.063929  12.436171  11.904646  11.178700  11.898363  12.500000       --
   Value at End of Year  20.813453  19.718987   15.973512  12.118604  13.063929  12.436171  11.904646  11.178700  11.898363       --
Ven 20, 21 No. of Units  5,175,570  6,627,653   7,037,429  7,442,445  5,073,940  2,585,277  2,675,661  3,080,028    680,319       --
    Ven 24 No. of Units    126,730    144,770     153,847    184,978    134,881     81,120     37,963         --         --       --
Ven 22, 20 Contracts with GEM
 Value at Start of Year  19.404678  15.750438   11.973240  12.933102  12.500000         --         --         --         --       --
   Value at End of Year  20.440914  19.404678   15.750438  11.973240  12.933102         --         --         --         --       --
           No. of Units     59,073     70,066      86,161     72,528     22,495         --         --         --         --       --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  20.883351  16.976139   12.924339  13.981425  13.356548         --         --         --         --       --
   Value at End of Year  21.965690  20.883351   16.976139  12.924339  13.981425         --         --         --         --       --
           No. of Units    228,275    246,837     265,650    230,753     83,013         --         --         --         --       --
Ven 9, 8,7 Contracts with no Optional Riders

                           YEAR       YEAR       YEAR        YEAR      YEAR        YEAR       YEAR       YEAR      YEAR       YEAR
                          ENDED      ENDED      ENDED       ENDED      ENDED      ENDED       ENDED      ENDED     ENDED     ENDED
                         12/31/05   12/31/04   12/31/03    12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                        ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- --------
 Value at Start of Year  19.718987  15.973512   12.118604  13.063929  12.436171  11.904646  11.178700  11.898363  12.500000       --
   Value at End of Year  20.813453  19.718987   15.973512  12.118604  13.063929  12.436171  11.904646  11.178700  11.898363       --
  Ven 7, 8 No. of Units    788,614  1,026,510   1,035,166  1,080,029    651,594    451,429    661,046  1,155,153    497,334       --
     Ven 9 No. of Units    218,729    314,603     335,127    392,414    399,901    217,381    234,537    257,439         --       --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year  19.718987  15.973512   12.118604  13.063929  12.436171  11.904646  11.178700  11.898363  12.500000       --
   Value at End of Year  20.813453  19.718987   15.973512  12.118604  13.063929  12.436171  11.904646  11.178700  11.898363       --
           No. of Units     54,697     77,298      80,615     89,991     46,555     38,350     28,328     33,138      9,967       --

                           YEAR       YEAR       YEAR      YEAR       YEAR       YEAR       YEAR     YEAR      YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED
                         12/31/05   12/31/04   12/31/03   12/31/02  12/31/01    12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                        ---------- ---------- ---------- ---------  ---------  --------- --------- --------- --------- ---------
SPECIAL VALUE TRUST - SERIES II SHARES (units first credited 5-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year $18.516944 $15.655498 $12.500000        --         --         --        --        --        --        --
   Value at End of Year  19.227962  18.516944  15.655498        --         --         --        --        --        --        --
Ven 20, 21 No. of Units    136,496    141,950     20,888        --         --         --        --        --        --        --
    Ven 24 No. of Units      9,028      8,656        654        --         --         --        --        --        --        --
Ven 22, 20 Contracts with GEM
 Value at Start of Year  18.455633  15.634958  12.500000        --         --         --        --        --        --        --
   Value at End of Year  19.126131  18.455633  15.634958        --         --         --        --        --        --        --
           No. of Units        930        311      3,629        --         --         --        --        --        --        --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  18.409773  15.619575  12.500000        --         --         --        --        --        --        --
   Value at End of Year  19.050101  18.409773  15.619575        --         --         --        --        --        --        --
           No. of Units     15,551     13,964        338        --         --         --        --        --        --        --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  18.516944  15.655498  12.500000        --         --         --        --        --        --        --
   Value at End of Year  19.227962  18.516944  15.655498        --         --         --        --        --        --        --
  Ven 7, 8 No. of Units     15,632      9,175         48        --         --         --        --        --        --        --
     Ven 9 No. of Units      3,184      6,727        265        --         --         --        --        --        --        --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year  18.516944  15.655498  12.500000        --         --         --        --        --        --        --
   Value at End of Year  19.227962  18.516944  15.655498        --         --         --        --        --        --        --
           No. of Units        270         56         --        --         --         --        --        --        --        --

STRATEGIC BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  15.244309  14.530751  13.048941 12.500000         --         --        --        --        --        --
   Value at End of Year  15.399769  15.244309  14.530751 13.048941         --         --        --        --        --        --
Ven 20, 21 No. of Units  1,204,561    841,722   437,824     76,953         --         --        --        --        --        --
    Ven 24 No. of Units    301,634    170,157     73,615     9,379         --         --        --        --        --        --
Ven 22, 20 Contracts with GEM
 Value at Start of Year  15.164110  14.483320  13.032376 12.500000         --         --        --        --        --        --
   Value at End of Year  15.288219  15.164110  14.483320 13.032376         --         --        --        --        --        --
           No. of Units     81,202     57,020     43,256     7,205         --         --        --        --        --        --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  15.104238  14.447843  13.019956 12.500000         --         --        --        --        --        --
   Value at End of Year  15.205102  15.104238  14.447843 13.019956         --         --        --        --        --        --
           No. of Units    253,637    209,391    182,221    86,329         --         --        --        --        --        --

STRATEGIC BOND TRUST - SERIES I SHARES (units first credited 2-19-1993)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  20.419462  19.414151  17.405164 16.199150  15.463354  14.602672 14.486687 14.500997 13.250563 11.716972
   Value at End of Year  20.679513  20.419462  19.414151 17.405164  16.199150  15.463354 14.602672 14.486687 14.500997 13.250563
Ven 20, 21 No. of Units  3,470,122  4,030,892  4,828,044 5,456,736  1,519,001  6,971,616 7,892,807 9,127,218 7,843,799 5,114,963
    Ven 24 No. of Units     80,443    132,214   151,800    167,157    111,312     94,269    37,069        --        --        --
Ven 22, 20 Contracts with GEM
 Value at Start of Year  16.277674  15.507338  13.930464 12.991163  12.500000         --        --        --        --        --
   Value at End of Year  16.452126  16.277674  15.507338 13.930464  12.991163         --        --        --        --        --
           No. of Units     43,704     55,732     30,525    28,190     10,722         --        --        --        --        --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  16.804828  16.033629  14.424843 13.472399  12.905776         --        --        --        --        --
   Value at End of Year  16.959541  16.804828  16.033629 14.424843  13.472399         --        --        --        --        --

                           YEAR       YEAR       YEAR      YEAR       YEAR      YEAR       YEAR     YEAR      YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                         12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98 12/31/97  12/31/96
                        ---------- ---------- ---------- ---------- --------- --------- --------- --------- --------  ---------
           No. of Units    260,839    272,635    327,012   396,081   145,817        --        --        --        --        --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  20.419462  19.414151  17.405164 16.199150 15.463354 14.602672 14.486687 14.500997 13.250563 11.716972
   Value at End of Year  20.679513  20.419462  19.414151 17.405164 16.199150 15.463354 14.602672 14.486687 14.500997 13.250563
  Ven 7, 8 No. of Units  1,171,444  1,376,175  1,712,442 2,051,726 2,326,591 3,148,304 5,293,492 7,846,300 9,000,946 8,373,296
     Ven 9 No. of Units    487,218    643,644    779,734   987,706 1,209,278 1,459,529 1,888,603 2,481,444 2,261,586 1,663,287
Ven 3 Contracts with no Optional Riders
 Value at Start of Year  20.419462  19.414151  17.405164 16.199150 15.463354 14.602672 14.486687 14.500997 13.250563 11.716972
   Value at End of Year  20.679513  20.419462  19.414151 17.405164 16.199150 15.463354 14.602672 14.486687 14.500997 13.250563
           No. of Units     37,089     36,991     46,767    75,280    90,832   139,566   258,604   430,512   306,408  258,026

                           YEAR       YEAR       YEAR      YEAR       YEAR      YEAR       YEAR     YEAR      YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                         12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98 12/31/97  12/31/96
                        ---------- ---------- ---------- ---------  --------- --------- --------- --------- --------  ---------

STRATEGIC GROWTH TRUST (MERGED INTO U.S. GLOBAL LEADERS GROWTH TRUST EFF 5-1-2005) - SERIES II SHARES
(units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year         -- $12.966005 $10.385269 $12.500000        --        --        --        --       --         --
   Value at End of Year         --  13.587529  12.966005  10.385269        --        --        --        --       --         --
Ven 20, 21 No. of Units         --    384,247    348,820     93,839        --        --        --        --       --         --
    Ven 24 No. of Units         --    135,381    160,733     42,059        --        --        --        --       --         --
Ven 22, 20 Contracts with GEM
 Value at Start of Year         --  12.923652  10.372037  12.500000        --        --        --        --       --         --
   Value at End of Year         --  13.516016  12.923652  10.372037        --        --        --        --       --         --
           No. of Units         --     61,273     50,422     10,010        --        --        --        --       --         --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year         --  12.891982  10.362137  12.500000        --        --        --        --       --         --
   Value at End of Year         --  13.462604  12.891982  10.362137        --        --        --        --       --         --
           No. of Units         --     73,095     69,535     19,777        --        --        --        --       --         --

STRATEGIC GROWTH TRUST (MERGED INTO U.S. GLOBAL LEADERS GROWTH TRUST EFF
5-1-2005) - SERIES I SHARES (units first credited 4-30-2001) Ven 24, 22, 20
Contracts with no Optional Benefits
 Value at Start of Year         --   9.690358   7.746167  10.916683 12.500000        --        --        --       --         --
   Value at End of Year         --  10.182170   9.690358   7.746167 10.916683        --        --        --       --         --
Ven 20, 21 No. of Units         --  1,702,814  2,001,578  2,281,765 1,681,746        --        --        --       --         --
    Ven 24 No. of Units         --     15,166     18,904     25,476     8,167        --        --        --       --         --
Ven 22, 20 Contracts with GEM
 Value at Start of Year         --   9.638669   7.720252  10.901999 12.500000        --        --        --       --         --
   Value at End of Year         --  10.107563   9.638669   7.720252 10.901999        --        --        --       --         --
           No. of Units         --     49,569     76,772    125,303    65,856        --        --        --       --         --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year         --   9.600076   7.700872  10.891002 12.500000        --        --        --       --         --
   Value at End of Year         --  10.051965   9.600076   7.700872 10.891002        --        --        --       --         --
           No. of Units         --    153,068    162,312    180,474    66,971        --        --        --       --         --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year         --   9.690358   7.746167  10.916683 12.500000        --        --        --       --         --
   Value at End of Year         --  10.182170   9.690358   7.746167 10.916683        --        --        --       --         --
  Ven 7, 8 No. of Units         --    492,837    608,277    647,858   547,350        --        --        --       --         --
     Ven 9 No. of Units         --      7,919     10,477      9,180    13,707        --        --        --       --         --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year         --   9.690358   7.746167  10.916683 12.500000        --        --        --       --         --
   Value at End of Year         --  10.182170   9.690358   7.746167 10.916683        --        --        --       --         --
           No. of Units         --      8,355     16,952      6,670       263        --        --        --       --         --

STRATEGIC INCOME TRUST - SERIES II SHARES (units first credited 5-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  13.482843  12.500000         --         --        --        --        --        --       --         --
   Value at End of Year  13.561164  13.482843         --         --        --        --        --        --       --         --
Ven 20, 21 No. of Units    277,989    175,332         --         --        --        --        --        --       --         --
    Ven 24 No. of Units     12,333      5,218         --         --        --        --        --        --       --         --
Ven 22, 20 Contracts with GEM
 Value at Start of Year  13.464984  12.500000         --         --        --        --        --        --       --         --
   Value at End of Year  13.516210  13.464984         --         --        --        --        --        --       --         --
           No. of Units      4,765      5,547         --         --        --        --        --        --       --         --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  13.451607  12.500000         --         --        --        --        --        --       --         --
   Value at End of Year  13.482599  13.451607         --         --        --        --        --        --       --         --

                           YEAR       YEAR       YEAR      YEAR       YEAR      YEAR       YEAR     YEAR      YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                         12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98 12/31/97  12/31/96
                        ---------- ---------- ---------- ---------- --------- --------- --------- --------- --------  ---------
           No. of Units     32,367      8,047         --         --        --        --        --        --       --         --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  13.482843  12.500000         --         --        --        --        --        --       --         --
   Value at End of Year  13.561164  13.482843         --         --        --        --        --        --       --         --
  Ven 7, 8 No. of Units     14,242     18,169         --         --        --        --        --        --       --         --
     Ven 9 No. of Units      2,486         --         --         --        --        --        --        --       --         --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year  13.482843  12.500000         --         --        --        --        --        --       --         --
   Value at End of Year  13.561164  13.482843         --         --        --        --        --        --       --         --
           No. of Units      1,618         --         --         --        --        --        --        --       --         --

                           YEAR       YEAR       YEAR      YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED     ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                         12/31/05   12/31/04   12/31/03  12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
                        ---------- ---------- --------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
STRATEGIC OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year $11.274586 $10.173768 $8.213230 $12.500000         --         --         --         --         --         --
   Value at End of Year  12.180102  11.274586 10.173768   8.213230         --         --         --         --         --         --
Ven 20, 21 No. of Units    387,884    388,371   365,084    141,456         --         --         --         --         --         --
    Ven 24 No. of Units     81,753     84,550   152,186      5,652         --         --         --         --         --         --
Ven 22, 20 Contracts with GEM
 Value at Start of Year  11.215236  10.140521  8.202760  12.500000         --         --         --         --         --         --
   Value at End of Year  12.091863  11.215236 10.140521   8.202760         --         --         --         --         --         --
           No. of Units     38,453     44,688    45,611     23,769         --         --         --         --         --         --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  11.170935  10.115663  8.194922  12.500000         --         --         --         --         --         --
   Value at End of Year  12.026098  11.170935 10.115663   8.194922         --         --         --         --         --         --
           No. of Units     23,747     25,705    31,142      8,850         --         --         --         --         --         --

STRATEGIC OPPORTUNITIES TRUST - SERIES I SHARES (units first credited 6-18-1985)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  25.234563  22.785020 18.361297  30.409247  36.392717  39.416089  31.289551  29.002593  24.664354  20.821819
   Value at End of Year  27.304682  25.234563 22.785020  18.361297  30.409247  36.392717  39.416089  31.289551  29.002593  24.664354
Ven 20, 21 No. of Units  6,053,185  7,625,937 9,236,387 11,136,302 14,054,105 15,034,496 14,850,708         --         --         --
    Ven 24 No. of Units    102,849    126,901   152,186    175,537    189,667    191,971     84,731         --         --         --
Ven 22, 20 Contracts with GEM
 Value at Start of Year   8.153802   7.377080  5.956702   9.885051  12.500000         --         --         --         --         --
   Value at End of Year   8.805127   8.153802  7.377080   5.956702   9.885051         --         --         --         --         --
           No. of Units     95,649    101,502   120,871    132,025     75,021         --         --         --         --         --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year   8.185893   7.417269  5.998128   9.968780  11.972462         --         --         --         --         --
   Value at End of Year   8.826573   8.185893  7.417269   5.998128   9.968780         --         --         --         --         --
           No. of Units    330,321    406,631   485,381    522,347    376,314         --         --         --         --         --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  25.234563  22.785020 18.361297  30.409247  36.392717  39.416089  31.289551  29.002593  24.664354  20.821819
   Value at End of Year  27.304682  25.234563 22.785020  18.361297  30.409247  36.392717  39.416089  31.289551  29.002593  24.664354
  Ven 7, 8 No. of Units  3,996,865  4,927,840 6,005,859  7,220,307  9,079,549 11,548,940 16,521,415 22,815,540 27,305,361 32,163,642
     Ven 9 No. of Units    841,497  1,032,267 1,206,545  1,392,298  1,796,112  2,277,267  2,642,361  2,769,528  2,655,388  2,439,816
Ven 3 Contracts with no Optional Riders
 Value at Start of Year  25.234563  22.785020 18.361297  30.409247  36.392717  39.416089  31.289551  29.002593  24.664354  20.821819
   Value at End of Year  27.304682  25.234563 22.785020  18.361297  30.409247  36.392717  39.416089  31.289551  29.002593  24.664354
           No. of Units    329,542    385,108   435,002    496,511    636,465    789,564    980,821  1,382,873  1,634,483  2,196,813
Ven 1 Contracts with no Optional Riders
 Value at Start of Year  41.811179  37.711536 30.356953  50.221375  60.037547  64.954980  51.507214  47.690851  40.513296  34.164256
   Value at End of Year  45.290043  41.811179 37.711536  30.356953  50.221375  60.037547  64.954980  51.507214  47.690851  40.513296
           No. of Units      4,699      8,484     8,494      9,041      9,984     10,775     12,707     14,155     17,423     18,984

STRATEGIC VALUE TRUST (FORMERLY, CAPITAL OPPORTUNITIES TRUST) - SERIES II SHARES
(units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  14.480704  12.467370  9.825317  12.500000         --         --         --         --         --         --
   Value at End of Year  14.204329  14.480704 12.467370   9.825317         --         --         --         --         --         --
Ven 20, 21 No. of Units    281,689    291,241   217,127     58,726         --         --         --         --         --         --
    Ven 24 No. of Units    176,263    144,571    81,978      3,533         --         --         --         --         --         --
Ven 22, 20 Contracts with GEM
 Value at Start of Year  14.404476  12.426623  9.812793  12.500000         --         --         --         --         --         --
   Value at End of Year  14.101409  14.404476  12.426623  9.812793         --         --         --         --         --         --

                           YEAR       YEAR       YEAR      YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED     ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                         12/31/05   12/31/04   12/31/03  12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
                        ---------- ---------- --------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
           No. of Units     24,513     18,916    20,509      7,196         --         --         --         --         --         --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  14.347577  12.396163  9.803416  12.500000         --         --         --         --         --         --
   Value at End of Year  14.024712  14.347577 12.396163   9.803416         --         --         --         --         --         --
           No. of Units     67,453     58,996    46,826     34,800         --         --         --         --         --         --

                           YEAR       YEAR       YEAR      YEAR       YEAR       YEAR      YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED     ENDED      ENDED      ENDED     ENDED      ENDED      ENDED      ENDED
                         12/31/05   12/31/04   12/31/03  12/31/02   12/31/01   12/31/00  12/31/99   12/31/98   12/31/97   12/31/96
                        ---------- ---------- --------- ---------- ---------- ---------- --------- ---------- ---------- ----------
STRATEGIC VALUE TRUST (FORMERLY, CAPITAL OPPORTUNITIES TRUST) - SERIES I SHARES (units first credited 4-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year $11.242049 $ 9.663184 $ 7.609422 $10.599650 $12.500000        --        --         --         --         --
   Value at End of Year  11.053417  11.242049   9.663184   7.609422  10.599650        --        --         --         --         --
Ven 20, 21 No. of Units    995,596  1,293,095  1,458,463  1,428,772  1,256,389        --        --         --         --         --
    Ven 24 No. of Units     24,281     23,181     30,698     37,192    133,443        --        --         --         --         --
Ven 22, 20 Contracts with GEM
 Value at Start of Year  11.159685   9.611628   7.583955  10.585386  12.500000        --        --         --         --         --
   Value at End of Year  10.950581  11.159685   9.611628   7.583955  10.585386        --        --         --         --         --
           No. of Units     37,808     52,905     65,537     71,394     47,792        --        --         --         --         --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  11.098309   9.573143   7.564926  10.574706  12.500000        --        --         --         --         --
   Value at End of Year  10.874078  11.098309   9.573143   7.564926  10.574706        --        --         --         --         --
           No. of Units     94,595     95,400    111,148    133,443     54,263        --        --         --         --         --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  11.242049   9.663184   7.609422  10.599650  12.500000        --        --         --         --         --
   Value at End of Year  11.053417  11.242049   9.663184   7.609422  10.599650        --        --         --         --         --
  Ven 7, 8 No. of Units     87,397    133,889    174,850    186,855    145,719        --        --         --         --         --
     Ven 9 No. of Units     11,776     30,764     26,960     16,885     18,072        --        --         --         --         --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year  11.242049   9.663184   7.609422  10.599650  12.500000        --        --         --         --         --
   Value at End of Year  11.053417  11.242049   9.663184   7.609422  10.599650        --        --         --         --         --
           No. of Units      5,435      7,378     15,764      7,185        589        --        --         --         --         --

TOTAL RETURN TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  14.246371  13.797961  13.342328  12.500000         --        --        --         --         --         --
   Value at End of Year  14.364766  14.246371  13.797961  13.342328         --        --        --         --         --         --
Ven 20, 21 No. of Units  2,856,699  2,851,285  2,591,227    864,791         --        --        --         --         --         --
    Ven 24 No. of Units    852,979    836,724    772,467    236,863         --        --        --         --         --         --
Ven 22, 20 Contracts with GEM
 Value at Start of Year  14.171394  13.752895  13.325384  12.500000         --        --        --         --         --         --
   Value at End of Year  14.260686  14.171394  13.752895  13.325384         --        --        --         --         --         --
           No. of Units    183,658    183,071    176,536     67,700         --        --        --         --         --         --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  14.115409  13.719187  13.312683  12.500000         --        --        --         --         --         --
   Value at End of Year  14.183124  14.115409  13.719187  13.312683         --        --        --         --         --         --
           No. of Units    852,235    910,466    961,422    584,424         --        --        --         --         --         --

TOTAL RETURN TRUST - SERIES I SHARES (units first credited 5-01-1999)
Ven 24, 22, 20 Contracts with no Optional Benefits
 Value at Start of Year  16.563922  16.004802  15.455104  14.311130  13.404017 12.255674 12.500000         --         --         --
   Value at End of Year  16.738625  16.563922  16.004802  15.455104  14.311130 13.404017 12.255674         --         --         --
Ven 20, 21 No. of Units  8,524,495 10,183,408 12,880,819 16,498,774 11,390,468 4,942,671 2,498,750         --         --         --
    Ven 24 No. of Units    453,502    523,343    648,851    764,140    509,254   268,256    78,135         --         --         --
Ven 22, 20 Contracts with GEM
 Value at Start of Year  15.332850  14.845027  14.363858  13.327266  12.500000        --        --         --         --         --
   Value at End of Year  15.463689  15.332850  14.845027  14.363858  13.327266        --        --         --         --         --
           No. of Units    136,043    146,317    165,771    235,757    101,548        --        --         --         --         --
Ven 24 Contracts with Payment Enhancement
 Value at Start of Year  16.109056  15.620011  15.136415  14.065149  13.220054        --        --         --         --         --
   Value at End of Year  16.222243  16.109056  15.620011  15.136415  14.065149        --        --         --         --         --

                           YEAR       YEAR       YEAR      YEAR       YEAR       YEAR      YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED     ENDED      ENDED      ENDED     ENDED      ENDED      ENDED      ENDED
                         12/31/05   12/31/04   12/31/03  12/31/02   12/31/01   12/31/00  12/31/99   12/31/98   12/31/97   12/31/96
                        ---------- ---------- --------- ---------- ---------- ---------- --------- ---------- ---------- ----------
           No. of Units  1,191,675  1,390,261  1,625,590 1,785,674    635,784         --        --         --         --         --
Ven 9, 8,7 Contracts with no Optional Riders
 Value at Start of Year  16.563922  16.004802  15.455104 14.311130  13.404017  12.255674 12.500000         --         --         --
   Value at End of Year  16.738625  16.563922  16.004802 15.455104  14.311130  13.404017 12.255674         --         --         --
  Ven 7, 8 No. of Units  1,207,624  1,419,106  1,926,539 2,525,927  4,677,905  1,109,681   965,672         --         --         --
     Ven 9 No. of Units    243,091    316,806    450,176   579,205    346,488    154,736    96,156         --         --         --
Ven 3 Contracts with no Optional Riders
 Value at Start of Year  16.563922  16.004802  15.455104 14.311130  13.404017  12.255674 12.500000         --         --         --
   Value at End of Year  16.738625  16.563922  16.004802 15.455104  14.311130  13.404017 12.255674         --         --         --
           No. of Units     86,061     84,248    104,470   135,170     33,694      8,750     3,534         --         --         --

                            YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR     YEAR       YEAR
                           ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED      ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02  12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                         ---------- ---------- ---------- ---------- --------- --------- --------- --------- --------- --------
TOTAL STOCK MARKET INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
  Value at Start of Year $14.461277 $13.141717 $10.226558 $12.500000        --        --        --        --        --       --
    Value at End of Year  15.032880  14.461277  13.141717  10.226558        --        --        --        --        --       --
 Ven 20, 21 No. of Units    479,230    294,133    260,853     66,768        --        --        --        --        --       --
     Ven 24 No. of Units     91,450     97,242    228,392     20,550        --        --        --        --        --       --
Ven 22, 20 Contracts with GEM
  Value at Start of Year  14.385171  13.098782  10.213536  12.500000        --        --        --        --        --       --
    Value at End of Year  14.923964  14.385171  13.098782  10.213536        --        --        --        --        --       --
            No. of Units     56,929     49,165     42,013     10,425        --        --        --        --        --       --
Ven 24 Contracts with Payment Enhancement
  Value at Start of Year  14.328371  13.066689  10.203777  12.500000        --        --        --        --        --       --
    Value at End of Year  14.842824  14.328371  13.066689  10.203777        --        --        --        --        --       --
            No. of Units     63,864     62,962     45,352     16,300        --        --        --        --        --       --

TOTAL STOCK MARKET INDEX TRUST - SERIES I SHARES (units first credited 5-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
  Value at Start of Year  10.714200   9.723963   7.554057   9.732630 11.142088 12.500000        --        --        --       --
    Value at End of Year  11.167099  10.714200   9.723963   7.554057  9.732630 11.142088        --        --        --       --
 Ven 20, 21 No. of Units  1,023,839  1,265,796  1,313,250  1,224,415 1,143,586   391,242        --        --        --       --
     Ven 24 No. of Units     40,031     40,193     82,944     70,965    24,083    29,052        --        --        --       --
Ven 22, 20 Contracts with GEM
  Value at Start of Year  11.516334  10.472938   8.152164  10.524299 12.500000        --        --        --        --       --
    Value at End of Year  11.979243  11.516334  10.472938   8.152164 10.524299        --        --        --        --       --
            No. of Units     49,795     46,683     44,471     43,356     6,935        --        --        --        --       --
Ven 24 Contracts with Payment Enhancement
  Value at Start of Year  10.863288   9.893926   7.713002   9.972325 11.456807        --        --        --        --       --
    Value at End of Year  11.283059  10.863288   9.893926   7.713002  9.972325        --        --        --        --       --
            No. of Units     98,421    103,516     91,041     99,157   127,551        --        --        --        --       --
Ven 9, 8,7 Contracts with no Optional Riders
  Value at Start of Year  10.714200   9.723963   7.554057   9.732630 11.142088 12.500000        --        --        --       --
    Value at End of Year  11.167099  10.714200   9.723963   7.554057  9.732630 11.142088        --        --        --       --
   Ven 7, 8 No. of Units     96,813    131,745    118,593     87,233    82,311    40,604        --        --        --       --
      Ven 9 No. of Units     23,055     30,185     36,515     34,031    21,652     9,057        --        --        --       --
Ven 3 Contracts with no Optional Riders
  Value at Start of Year  19.205427   9.723963   7.554057   9.732630 11.142088 12.500000        --        --        --       --
    Value at End of Year  11.167099  19.205427   9.723963   7.554057  9.732630 11.142088        --        --        --       --
            No. of Units     43,446     56,451     56,751      7,039     3,775     5,153        --        --        --       --

U.S. GLOBAL LEADERS GROWTH TRUST - SERIES II SHARES (units first credited 5-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
  Value at Start of Year  13.088477  12.500000         --         --        --        --        --        --        --       --
    Value at End of Year  13.018201  13.088477         --         --        --        --        --        --        --       --
 Ven 20, 21 No. of Units    442,074     56,417         --         --        --        --        --        --        --       --
     Ven 24 No. of Units    129,539      4,596         --         --        --        --        --        --        --       --
Ven 22, 20 Contracts with GEM
  Value at Start of Year  13.071138  12.500000         --         --        --        --        --        --        --       --
    Value at End of Year  12.975049  13.071138         --         --        --        --        --        --        --       --
            No. of Units     66,501         --         --         --        --        --        --        --        --       --
Ven 24 Contracts with Payment Enhancement
  Value at Start of Year  13.058147  12.500000         --         --        --        --        --        --        --       --
    Value at End of Year  12.942789  13.058147         --         --        --        --        --        --        --       --

                            YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR     YEAR       YEAR
                           ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED      ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02  12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                          ---------  ---------  ---------  --------- --------- --------- --------- --------- --------- --------
            No. of Units     91,514      2,222         --         --        --        --        --        --        --       --
Ven 9, 8,7 Contracts with no Optional Riders
  Value at Start of Year         --  12.500000         --         --        --        --        --        --        --       --
    Value at End of Year         --  13.088477         --         --        --        --        --        --        --       --
            No. of Units         --      5,927         --         --        --        --        --        --        --       --
Ven 3 Contracts with no Optional Riders
  Value at Start of Year         --  12.500000         --         --        --        --        --        --        --       --
    Value at End of Year         --  13.088477         --         --        --        --        --        --        --       --

                            YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR     YEAR       YEAR
                           ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED      ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02  12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                         ---------- ---------- ---------- ---------- --------- --------- --------- --------- --------- ---------
U.S. GLOBAL LEADERS GROWTH TRUST - SERIES I SHARES (units first credited 5-01-2005)
Ven 24, 21, 20 Contracts with no Optional Benefits
  Value at Start of Year $12.500000         --         --         --        --        --        --        --        --        --
    Value at End of Year  13.004745         --         --         --        --        --        --        --        --        --
 Ven 20, 21 No. of Units  1,110,398         --         --         --        --        --        --        --        --        --
     Ven 24 No. of Units      9,213         --         --         --        --        --        --        --        --        --
Ven 21, 20 Contracts with GEM
  Value at Start of Year  12.500000         --         --         --        --        --        --        --        --        --
    Value at End of Year  12.961637         --         --         --        --        --        --        --        --        --
            No. of Units     26,930         --         --         --        --        --        --        --        --        --
Ven 24 Contracts with Payment Enhancement
  Value at Start of Year  12.500000         --         --         --        --        --        --        --        --        --
    Value at End of Year  12.929410         --         --         --        --        --        --        --        --        --
            No. of Units    105,888         --         --         --        --        --        --        --        --        --
Ven 9, 8,7 Contracts with no Optional Riders
  Value at Start of Year  12.500000         --         --         --        --        --        --        --        --        --
    Value at End of Year  13.004745         --         --         --        --        --        --        --        --        --
   Ven 7, 8 No. of Units    302,195         --         --         --        --        --        --        --        --        --
      Ven 9 No. of Units      6,187         --         --         --        --        --        --        --        --        --
Ven 3 Contracts with no Optional Riders
  Value at Start of Year  12.500000         --         --         --        --        --        --        --        --        --
    Value at End of Year  13.004745         --         --         --        --        --        --        --        --        --
            No. of Units      6,355         --         --         --        --        --        --        --        --        --

U.S. GOVERNMENT SECURITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
  Value at Start of Year  13.318387  13.151983  13.128409  12.500000        --        --        --        --        --        --
    Value at End of Year  13.324693  13.318387  13.151983  13.128409        --        --        --        --        --        --
 Ven 20, 21 No. of Units    948,394  1,025,660  1,110,845    533,053        --        --        --        --        --        --
     Ven 24 No. of Units    177,205    212,984    197,111     52,169        --        --        --        --        --        --
Ven 22, 20 Contracts with GEM
  Value at Start of Year  13.248289  13.109028  13.111730  12.500000        --        --        --        --        --        --
    Value at End of Year  13.228138  13.248289  13.109028  13.111730        --        --        --        --        --        --
            No. of Units     77,626     91,031    116,839     36,437        --        --        --        --        --        --
Ven 24 Contracts with Payment Enhancement
  Value at Start of Year  13.195972  13.076906  13.099241  12.500000        --        --        --        --        --        --
    Value at End of Year  13.156206  13.195972  13.076906  13.099241        --        --        --        --        --        --
            No. of Units    543,231    542,712    629,036    293,643        --        --        --        --        --        --

U.S. GOVERNMENT SECURITIES TRUST - SERIES I SHARES (units first credited 3-18-1988)
Ven 24, 22, 20 Contracts with no Optional Benefits
  Value at Start of Year  22.869318  22.541971  22.470272  21.100300 19.993612 18.286918 18.587049 17.535478 16.393307 16.083213
    Value at End of Year  22.908316  22.869318  22.541971  22.470272 21.100300 19.993612 18.286918 18.587049 17.535478 16.393307
 Ven 20, 21 No. of Units  2,751,334  3,606,618  4,793,752  7,292,001 5,593,960 4,231,675 4,754,358 4,070,228 3,013,840 2,812,381
     Ven 24 No. of Units    145,201    180,944    257,637    403,618   213,477    93,942    23,761        --        --        --
Ven 22, 20 Contracts with GEM
  Value at Start of Year  14.119763  13.945604  13.929083  13.106028 12.500000        --        --        --        --        --
    Value at End of Year  14.115667  14.119763  13.945604  13.929083 13.106028        --        --        --        --        --
            No. of Units     74,474     88,698     99,958    138,785    59,729        --        --        --        --        --
Ven 24 Contracts with Payment Enhancement
  Value at Start of Year  14.885619  14.724137  14.728774  13.879256 13.197644        --        --        --        --        --
    Value at End of Year  14.859046  14.885619  14.724137  14.728774 13.879256        --        --        --        --        --

                            YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR     YEAR       YEAR
                           ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED      ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02  12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                          ---------  ---------  ---------  --------- --------- --------- --------- --------- --------- ---------
            No. of Units    555,575    684,610    821,504  1,176,776   450,038        --        --        --        --        --
Ven 9, 8,7 Contracts with no Optional Riders
  Value at Start of Year  22.869318  22.541971  22.470272  21.100300 19.993612 18.286918 18.587049 17.535478 16.393307 16.083213
    Value at End of Year  22.908316  22.869318  22.541971  22.470272 21.100300 19.993612 18.286918 18.587049 17.535478 16.393307
   Ven 7, 8 No. of Units  1,297,081  1,614,429  2,122,109  3,045,706 3,067,509 3,229,697 5,085,359 6,548,985 6,077,185 7,064,214
      Ven 9 No. of Units    462,479    561,230    683,123    862,446   702,791   686,671   843,937   990,184   824,733   807,763
Ven 3 Contracts with no Optional Riders
  Value at Start of Year  22.869318  22.541971  22.470272  21.100300 19.993612 18.286918 18.587049 17.535478 16.393307 16.083213
    Value at End of Year  22.908316  22.869318  22.541971  22.470272 21.100300 19.993612 18.286918 18.587049 17.535478 16.393307
            No. of Units    105,019    126,203    156,966    209,936   216,970   237,376   330,164   428,699   763,522   710,503

                            YEAR       YEAR       YEAR       YEAR      YEAR       YEAR      YEAR      YEAR     YEAR       YEAR
                           ENDED      ENDED      ENDED      ENDED     ENDED      ENDED     ENDED     ENDED     ENDED      ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02  12/31/01   12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                         ---------- ---------- ---------- ---------- ---------- --------- --------- --------- --------- ---------
U.S. HIGH YIELD BOND TRUST - SERIES II SHARES (units first credited 5-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
  Value at Start of Year $12.500000         --         --         --         --        --        --        --        --        --
    Value at End of Year  12.879916         --         --         --         --        --        --        --        --        --
 Ven 20, 21 No. of Units     19,767         --         --         --         --        --        --        --        --        --
     Ven 24 No. of Units        667         --         --         --         --        --        --        --        --        --
Ven 22, 20 Contracts with GEM
  Value at Start of Year  12.500000         --         --         --         --        --        --        --        --        --
    Value at End of Year  12.862850         --         --         --         --        --        --        --        --        --
            No. of Units        155         --         --         --         --        --        --        --        --        --
Ven 24 Contracts with Payment Enhancement
  Value at Start of Year  12.500000         --         --         --         --        --        --        --        --        --
    Value at End of Year  12.850074         --         --         --         --        --        --        --        --        --
            No. of Units      4,385         --         --         --         --        --        --        --        --        --
Ven 9, 8,7 Contracts with no Optional Riders
  Value at Start of Year  12.500000         --         --         --         --        --        --        --        --        --
    Value at End of Year  12.879916         --         --         --         --        --        --        --        --        --
   Ven 7, 8 No. of Units         63         --         --         --         --        --        --        --        --        --

U.S. LARGE CAP TRUST (FORMERLY U.S. LARGE CAP VALUE TRUST) - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
  Value at Start of Year  14.388284  13.372967   9.921762  12.500000         --        --        --        --        --        --
    Value at End of Year  15.001462  14.388284  13.372967   9.921762         --        --        --        --        --        --
 Ven 20, 21 No. of Units  1,378,444  1,467,955  1,139,159    416,246         --        --        --        --        --        --
     Ven 24 No. of Units    233,145    244,939    128,788     38,532         --        --        --        --        --        --
Ven 22, 20 Contracts with GEM
  Value at Start of Year  14.312562  13.329286   9.909127  12.500000         --        --        --        --        --        --
    Value at End of Year  14.892794  14.312562  13.329286   9.909127         --        --        --        --        --        --
            No. of Units     82,397     90,515     77,833     34,295         --        --        --        --        --        --
Ven 24 Contracts with Payment Enhancement
  Value at Start of Year  14.256031  13.296623   9.899663  12.500000         --        --        --        --        --        --
    Value at End of Year  14.811805  14.256031  13.296623   9.899663         --        --        --        --        --        --
            No. of Units    223,068    234,116    165,759     78,162         --        --        --        --        --        --
Ven 9, 8,7 Contracts with no Optional Riders
  Value at Start of Year  14.388284         --         --         --         --        --        --        --        --        --
    Value at End of Year  15.001462         --         --         --         --        --        --        --        --        --
      Ven 9 No. of Units        407         --         --         --         --        --        --        --        --        --

U.S. LARGE CAP TRUST (FORMERLY U.S. LARGE CAP VALUE TRUST) - SERIES I SHARES (units first credited 5-01-1999)
Ven 24, 22, 20 Contracts with no Optional Benefits
  Value at Start of Year  13.326315  12.354355   9.140645  12.390130  12.894130 12.721279 12.500000        --        --        --
    Value at End of Year  13.905977  13.326315  12.354355   9.140645  12.390130 12.894130 12.721279        --        --        --
 Ven 20, 21 No. of Units 12,551,192 15,352,785 11,816,230 12,616,770 12,398,739 8,985,000 4,369,955        --        --        --
     Ven 24 No. of Units    376,012    435,154    339,702    377,151    416,599   345,814   110,817        --        --        --
Ven 22, 20 Contracts with GEM
  Value at Start of Year  12.306729  11.432026   8.475151  11.511103  12.500000        --        --        --        --        --
    Value at End of Year  12.816453  12.306729  11.432026   8.475151  11.511103        --        --        --        --        --
            No. of Units     81,755     93,906     70,666    100,976     50,072        --        --        --        --        --
Ven 24 Contracts with Payment Enhancement
  Value at Start of Year  12.705323  11.820052   8.775940  11.937561  12.467016        --        --        --        --        --
    Value at End of Year  13.211775  12.705323  11.820052   8.775940  11.937561        --        --        --        --        --
            No. of Units    462,545    552,942    571,627    520,506    241,495        --        --        --        --        --

                            YEAR       YEAR       YEAR       YEAR      YEAR       YEAR      YEAR      YEAR     YEAR       YEAR
                           ENDED      ENDED      ENDED      ENDED     ENDED      ENDED     ENDED     ENDED     ENDED      ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02  12/31/01   12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                          ---------  ---------  ---------  --------- ---------- --------- --------- --------- --------- ---------
Ven 9, 8,7 Contracts with no Optional Riders
  Value at Start of Year  13.326315  12.354355   9.140645  12.390130  12.894130 12.721279 12.500000        --        --        --
    Value at End of Year  13.905977  13.326315  12.354355   9.140645  12.390130 12.894130 12.721279        --        --        --
   Ven 7, 8 No. of Units    906,374  1,308,889    869,461    907,289    986,019   908,191   812,997        --        --        --
      Ven 9 No. of Units    271,066    342,414    192,434    189,588    175,115   154,186   288,137        --        --        --
Ven 3 Contracts with no Optional Riders
  Value at Start of Year  13.326315  12.354355   9.140645  12.390130  12.894130 12.721279 12.500000        --        --        --
    Value at End of Year  13.905977  13.326315  12.354355   9.140645  12.390130 12.894130 12.721279        --        --        --
            No. of Units     75,863    122,075     81,126     79,208    109,471    55,957    28,047        --        --        --

                            YEAR       YEAR       YEAR       YEAR      YEAR       YEAR      YEAR      YEAR     YEAR       YEAR
                           ENDED      ENDED      ENDED      ENDED     ENDED      ENDED     ENDED     ENDED     ENDED      ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02  12/31/01   12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                         ---------- ---------- ---------- ---------- ---------- --------- --------- --------- --------- ---------
UTILITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
  Value at Start of Year $18.366353 $14.412596 $10.886485 $12.500000         --        --        --        --        --        --
    Value at End of Year  21.110756  18.366353  14.412596  10.886485         --        --        --        --        --        --
 Ven 20, 21 No. of Units    420,537    327,327    255,700     55,444         --        --        --        --        --        --
     Ven 24 No. of Units     65,416     58,295     33,132      1,856         --        --        --        --        --        --
Ven 22, 20 Contracts with GEM
  Value at Start of Year  18.269759  14.365541  10.872646  12.500000         --        --        --        --        --        --
    Value at End of Year  20.957916  18.269759  14.365541  10.872646         --        --        --        --        --        --
            No. of Units     35,771     33,611     19,803      2,135         --        --        --        --        --        --
Ven 24 Contracts with Payment Enhancement
  Value at Start of Year  18.197615  14.330345  10.862270  12.500000         --        --        --        --        --        --
    Value at End of Year  20.843976  18.197615  14.330345  10.862270         --        --        --        --        --        --
            No. of Units     85,040     50,626     25,906      9,361         --        --        --        --        --        --

UTILITIES TRUST - SERIES I SHARES (units first credited 4-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
  Value at Start of Year  11.818383   9.260547   6.980670   9.259344  12.500000        --        --        --        --        --
    Value at End of Year  13.615000  11.818383   9.260547   6.980670   9.259344        --        --        --        --        --
 Ven 20, 21 No. of Units  1,588,012  1,411,455  1,155,186    999,664    816,957        --        --        --        --        --
     Ven 24 No. of Units     56,720     81,660     26,413     14,820     20,684        --        --        --        --        --
Ven 22, 20 Contracts with GEM
  Value at Start of Year  11.731812   9.211153   6.957324   9.246883  12.500000        --        --        --        --        --
    Value at End of Year  13.488355  11.731812   9.211153   6.957324   9.246883        --        --        --        --        --
            No. of Units     45,318     53,409     58,350     69,010     39,029        --        --        --        --        --
Ven 24 Contracts with Payment Enhancement
  Value at Start of Year  11.667328   9.174298   6.939875   9.237560  12.500000        --        --        --        --        --
    Value at End of Year  13.394183  11.667328   9.174298   6.939875   9.237560        --        --        --        --        --
            No. of Units    151,571    149,497    127,263    126,518     82,992        --        --        --        --        --
Ven 9, 8,7 Contracts with no Optional Riders
  Value at Start of Year  11.818383   9.260547   6.980670   9.259344  12.500000        --        --        --        --        --
    Value at End of Year  13.615000  11.818383   9.260547   6.980670   9.259344        --        --        --        --        --
   Ven 7, 8 No. of Units    132,095    162,689     82,207     56,515     36,533        --        --        --        --        --
      Ven 9 No. of Units     58,046     61,234     55,818     43,665     48,346        --        --        --        --        --
Ven 3 Contracts with no Optional Riders
  Value at Start of Year  11.818383   9.260547   6.980670   9.259344  12.500000        --        --        --        --        --
    Value at End of Year  13.615000  11.818383   9.260547   6.980670   9.259344        --        --        --        --        --
            No. of Units     10,426      8,229      4,546         --        547        --        --        --        --        --

VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
  Value at Start of Year  14.751510  13.004372   9.514740  12.500000         --        --        --        --        --        --
    Value at End of Year  16.343941  14.751510  13.004372   9.514740         --        --        --        --        --        --
 Ven 20, 21 No. of Units    469,625    550,507    353,383    142,517         --        --        --        --        --        --
     Ven 24 No. of Units     66,996     57,984     35,681      3,908         --        --        --        --        --        --
Ven 22, 20 Contracts with GEM
  Value at Start of Year  14.673914  12.961913   9.502632  12.500000         --        --        --        --        --        --
    Value at End of Year  16.225596  14.673914  12.961913   9.502632         --        --        --        --        --        --
            No. of Units     31,187     34,342     27,647      2,569         --        --        --        --        --        --
Ven 24 Contracts with Payment Enhancement
  Value at Start of Year  14.615931  12.930141   9.493546  12.500000         --        --        --        --        --        --
    Value at End of Year  16.137336  14.615931  12.930141   9.493546         --        --        --        --        --        --

                            YEAR       YEAR       YEAR       YEAR      YEAR       YEAR      YEAR      YEAR     YEAR       YEAR
                           ENDED      ENDED      ENDED      ENDED     ENDED      ENDED     ENDED     ENDED     ENDED      ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02  12/31/01   12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                          ---------  ---------  ---------  --------- ---------- --------- --------- --------- --------- ---------
            No. of Units     83,629     80,202     58,326     22,239         --        --        --        --        --        --
Ven 9, 8,7 Contracts with no Optional Riders
  Value at Start of Year  14.751510         --         --         --         --        --        --        --        --        --
    Value at End of Year  16.343941         --         --         --         --        --        --        --        --        --
      Ven 9 No. of Units        593         --         --         --         --        --        --        --        --        --

                            YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR       YEAR
                           ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                          12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
                         ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- --------
VALUE TRUST - SERIES I SHARES (units first credited 1-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
  Value at Start of Year $20.727331 $18.250518 $13.337895 $17.521564 $17.182340 $13.987433 $14.591878 $15.057118 $12.500000       --
    Value at End of Year  23.006889  20.727331  18.250518  13.337895  17.521564  17.182340  13.987433  14.591878  15.057118       --
 Ven 20, 21 No. of Units  4,112,215  5,529,440  5,784,403  7,257,711  8,096,012  5,027,319  4,918,632  5,507,752  3,452,139       --
     Ven 24 No. of Units    105,003    114,024    129,475    157,262    171,629     87,689     29,887         --         --       --
Ven 22, 20 Contracts with GEM
  Value at Start of Year  14.418902  12.721391   9.315660  12.262228  12.500000         --         --         --         --       --
    Value at End of Year  15.972794  14.418902  12.721391   9.315660  12.262228         --         --         --         --       --
            No. of Units     72,774     80,824     76,772     63,985     55,965         --         --         --         --       --
Ven 24 Contracts with Payment Enhancement
  Value at Start of Year  18.500073  16.346669  11.988345  15.804033  15.552753         --         --         --         --       --
    Value at End of Year  20.463158  18.500073  16.346669  11.988345  15.804033         --         --         --         --       --
            No. of Units    168,658    189,578    207,653    224,097    159,978         --         --         --         --       --
Ven 9, 8,7 Contracts with no Optional Riders
  Value at Start of Year  20.727331  18.250518  13.337895  17.521564  17.182340  13.987433  14.591878  15.057118  12.500000       --
    Value at End of Year  23.006889  20.727331  18.250518  13.337895  17.521564  17.182340  13.987433  14.591878  15.057118       --
   Ven 7, 8 No. of Units    435,336    628,519    685,771    924,294  1,115,499         --         --         --         --       --
      Ven 9 No. of Units    226,613    282,348    360,293    415,649    503,606    421,035    483,257    557,130    262,614       --
Ven 3 Contracts with no Optional Riders
  Value at Start of Year  20.727331  18.250518  13.337895  17.521564  17.182340  13.987433  14.591878  15.057118  12.500000       --
    Value at End of Year  23.006889  20.727331  18.250518  13.337895  17.521564  17.182340  13.987433  14.591878  15.057118       --
            No. of Units     30,710     45,589     42,511     56,497     53,892     34,559     35,958     76,686     51,361       --

                             (JOHN HANCOCK(R) LOGO)

                             JOHN HANCOCK ANNUITIES


                                                    Prospectus dated May 1, 2006



                           Wealthmark Variable Annuity
                           PREVIOUSLY ISSUED CONTRACTS



This Prospectus describes interests in Wealthmark flexible Purchase Payment deferred combination fixed and variable annuity contracts (singly, a "Contract" and collectively, the "Contracts") that were previously issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. These Contracts are no longer offered for sale, however, you may make additional Purchase Payments as permitted under your Contract. Unless otherwise specified, "we", "us", "our", or a "Company" refers to the applicable issuing Company of a Contract. You, the Contract Owner, should refer to the first page of your Wealthmark variable annuity Contract for the name of your issuing Company.



VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity benefit payments according to the investment performance of applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Sub-Account invests in one of the following Funds that corresponds to one of the Variable Investment Options that we make available on the date of this Prospectus.



AIM VARIABLE INSURANCE FUNDS
AIM V. I. Utilities Fund



ALGER AMERICAN FUND
Alger American Balanced
Alger American Leveraged AllCap



CREDIT SUISSE TRUST
Credit Suisse Trust-Emerging Markets
Credit Suisse Trust Global Small Cap



DREYFUS INVESTMENT PORTFOLIOS
Dreyfus I.P. MidCap Stock



THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Dreyfus Socially Responsible Growth Fund Inc.



DWS INVESTMENTS VIT FUNDS TRUST
DWS Equity 500 Index VIP
DWS RREEF Real Estate Securities VIP



DWS VARIABLE SERIES I
DWS Bond VIP
DWS Capital Growth VIP
DWS Global Opportunities VIP
DWS Growth & Income VIP
DWS Health Care VIP
DWS International VIP



DWS VARIABLE SERIES II
DWS Balanced VIP
DWS Blue Chip VIP
DWS Conservative Allocation VIP
DWS Core Fixed Income VIP
DWS Davis Venture Value VIP
DWS Dreman Financial Services VIP
DWS Dreman High Return Equity VIP
DWS Dreman Small Cap Value VIP
DWS Global Thematic VIP
DWS Government & Agency Securities VIP
DWS Growth Allocation VIP
DWS High Income VIP
DWS Income Allocation VIP
DWS International Select Equity VIP
DWS Janus Growth & Income VIP
DWS Janus Growth Opportunities VIP
DWS Large Cap Value VIP
DWS Legg Mason Aggressive Growth VIP
DWS Mercury Large Cap Core VIP
DWS MFS Strategic Value VIP
DWS Mid Cap Growth VIP
DWS Moderate Allocation VIP
DWS Money Market VIP
DWS Oak Strategic Equity VIP
DWS Small Cap Growth VIP
DWS Strategic Income VIP
DWS Technology VIP
DWS Templeton Foreign Value VIP
DWS Turner Mid Cap Growth VIP



JOHN HANCOCK TRUST
Lifestyle Aggressive
Lifestyle Balanced
Lifestyle Conservative
Lifestyle Growth
Lifestyle Moderate



CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



If you purchased a John Hancock New York Contract, you may have elected a "Payment Credit" Rider for an extra fee. If you did, John Hancock New York will add a Payment Credit of at least 4% of each Purchase Payment that you make under your Contract. Expenses (including withdrawal charges) for a Contract which has a Payment Credit Rider may be higher (or for a longer time period) than the expenses for a Contract which does not have a Payment Credit Rider. The amount of the Payment Credit Rider may, over time, be more than offset by the additional fees and charges associated with the Payment Credit Rider.



                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)



     ANNUITIES SERVICE CENTER                            MAILING ADDRESS
       601 Congress Street                            Post Office Box 55230
 Boston, Massachusetts 02210-2805               Boston, Massachusetts 02205-5230
 (617) 663-3000 or (800) 344-1029                 www.johnhancockannuities.com



                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK



    ANNUITIES SERVICE CENTER                             MAILING ADDRESS
       601 Congress Street                            Post Office Box 55013
Boston, Massachusetts 02210-2805                Boston, Massachusetts 02205-5013
(877) 391-3748 or (800) 551-2078                   www.johnhancocknewyork.com

                                Table of Contents


GLOSSARY OF SPECIAL TERMS .................................................    1
OVERVIEW ..................................................................    3
FEE TABLES ................................................................    7
   EXAMPLES ...............................................................    9
GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS .........   14
   THE COMPANIES ..........................................................   14
   THE SEPARATE ACCOUNTS ..................................................   15
   THE FUNDS ..............................................................   15
   VOTING INTEREST ........................................................   20
DESCRIPTION OF THE CONTRACT ...............................................   21
   ELIGIBLE PLANS .........................................................   21
   ELIGIBLE GROUPS ........................................................   21
   ACCUMULATION PERIOD PROVISIONS .........................................   21
      Purchase Payments ...................................................   21
      Payment Credit ......................................................   22
      Accumulation Units ..................................................   23
      Value of Accumulation Units .........................................   23
      Net Investment Factor ...............................................   23
      Transfers Among Investment Options ..................................   24
      Maximum Number of Investment Options ................................   24
      Telephone and Electronic Transactions ...............................   25
      Special Transfer Services-Dollar Cost Averaging .....................   25
      Special Transfer Services - Asset Rebalancing Program ...............   26
      Withdrawals .........................................................   26
      Special Withdrawal Services - The Income Plan .......................   27
      Optional Guaranteed Minimum Withdrawal Benefits .....................   27
      Death Benefit During Accumulation Period ............................   27
      Optional Enhanced Death Benefits ....................................   29
   PAY-OUT PERIOD PROVISIONS ..............................................   29
      General .............................................................   29
      Annuity Options .....................................................   29
      Determination of Amount of the First Variable Annuity
         Benefit Payment ..................................................   30
      Annuity Units and the Determination of Subsequent Variable Annuity
         Benefit Payments .................................................   31
      Transfers During Pay-out Period .....................................   31
      Death Benefit During Pay-out Period .................................   31
      Optional Guaranteed Minimum Income Benefits .........................   31
  OTHER CONTRACT PROVISIONS ...............................................   32
      Right to Review .....................................................   32
      Ownership ...........................................................   32
      Annuitant ...........................................................   33
      Beneficiary .........................................................   33
      Modification ........................................................   33
      Our Approval ........................................................   33
      Misstatement and Proof of Age, Sex or Survival ......................   34
   FIXED INVESTMENT OPTIONS ...............................................   34
CHARGES AND DEDUCTIONS ....................................................   36
   WITHDRAWAL CHARGES .....................................................   36
   ANNUAL CONTRACT FEE ....................................................   37
   ASSET-BASED CHARGES ....................................................   38
      Daily Administration Fee ............................................   38
      Mortality and Expense Risks Fee .....................................   38
   REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS .....................   38
   PREMIUM TAXES ..........................................................   39
FEDERAL TAX MATTERS .......................................................   40
   INTRODUCTION ...........................................................   40
   OUR TAX STATUS .........................................................   40
   SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS ...........................   40
   NON-QUALIFIED CONTRACTS ................................................   40
      Undistributed Gains .................................................   40
      Taxation of Annuity  Payments .......................................   41
      Surrenders, Withdrawals and Death Benefits ..........................   41
      Taxation of Death Benefit Proceeds ..................................   41
      Penalty Tax on Premature Distributions ..............................   42
      Puerto Rico Non-Qualified Contracts .................................   42
      Diversification Requirements ........................................   42
   QUALIFIED CONTRACTS ....................................................   43
      Penalty Tax on Premature Distributions ..............................   43
      Tax-Free Rollovers ..................................................   44
      Loans ...............................................................   44
      Puerto Rico Contracts Issued to Fund Retirement Plans ...............   45
   SEE YOUR OWN TAX ADVISER ...............................................   45
GENERAL MATTERS ...........................................................   46
   ASSET ALLOCATION SERVICES ..............................................   46
   RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM ...............   46
   DISTRIBUTION OF CONTRACTS ..............................................   46
      Standard Compensation ...............................................   46
      Additional Compensation and Revenue Sharing .........................   47
      Differential Compensation ...........................................   47
   CONFIRMATION STATEMENTS ................................................   47
   REINSURANCE ARRANGEMENTS ...............................................   47
APPENDIX A: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE ..................    1
APPENDIX B: QUALIFIED PLAN TYPES ..........................................    1
APPENDIX C: OPTIONAL ENHANCED DEATH BENEFITS ..............................    1
APPENDIX D: OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFITS ...............    1
APPENDIX E: OPTIONAL GUARANTEED MINIMUM INCOME BENEFITS ...................    1
APPENDIX U: TABLES OF ACCUMULATION UNIT VALUES ............................    1

We provide additional information about the Contracts and the Separate Accounts in Statements of Additional Information, dated the same date as this Prospectus, which we filed with the SEC and incorporate herein by reference. You may obtain the Statement of Additional Information applicable to your Contract without charge upon request by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.



JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H



Statement of Additional Information



Table of Contents



General Information and History...........................................    3
Accumulation Unit Value Tables............................................    3
Services..................................................................    3
   Independent Registered Public Accountant...............................    3
   Servicing Agent........................................................    3
   Principal Underwriter..................................................    3
   Special Compensation and Reimbursement Arrangements....................    4
Appendix A: Audited Financial Statements..................................   A-1



JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A



Statement of Additional Information



Table of Contents



General Information and History...........................................    3
Accumulation Unit Value Tables............................................    3
Services..................................................................    3
   Independent Registered Public Accoutant................................    3
   Servicing Agent........................................................    3
   Principal Underwriter..................................................    3
   Special Compensation and Reimbursement Arrangements....................    4
Appendix A:  Audited Financial Statements.................................   A-1

                            Glossary of Special Terms



The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.



ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.



ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant", the second person named is referred to as "co-Annuitant". The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant". The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.



ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 601 Congress St. Boston, MA 02210-2805.



ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity benefit payments made by us.



ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity benefit payments.



BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.



BUSINESS DAY: Any day on which the New York Stock Exchange is open for business.



CODE: The Internal Revenue Code of 1986, as amended.



COMPANY: John Hancock USA or John Hancock New York.



CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.



CONTRACT: The variable annuity contract offered by this Prospectus. If you purchased this annuity under a group contract, a "Contract" means the certificate issued to you under the group contract.



CONTRACT ANNIVERSARY: The anniversary of the Contract Date.



CONTRACT DATE: The date of issue of the Contract.



CONTRACT VALUE: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.



CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.



DEBT: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.



FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.



FIXED INVESTMENT OPTION: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.



FUND: A series of a registered open-end investment management company which corresponds to a Variable Investment Option.



GENERAL ACCOUNT: All of a Company's assets, other than assets in its Separate Account and any other separate accounts it may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.



INVESTMENT OPTIONS: The investment choices available to Contract Owners.



JOHN HANCOCK NEW YORK: John Hancock Life Insurance Company of New York.



JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).



LOAN ACCOUNT: The portion of our General Account that we use as collateral for a loan under certain Qualified Contracts.



MATURITY DATE: The date on which the Pay-out Period commences and we begin to make annuity benefit payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.



NON-QUALIFIED CONTRACT: Contract which is not issued under a Qualified Plan.



OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the Ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you". The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.



PAY-OUT PERIOD: The period when we make annuity benefit payments to you following the Maturity Date.



PROSPECTUS: This Prospectus that describes interests in the Contracts.



PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.



QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.



QUALIFIED PLANS: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.



RIDER: An optional benefit that you may elect for an additional charge.



SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.



SUB-ACCOUNT: A Sub-Account of a Separate Account. Each Sub-Account invests in shares of a specific Fund.



UNPAID LOAN: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.



VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.



VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Fund.

                                    Overview



This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.



Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchased a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.



WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?



Each Contract is a flexible Purchase Payment deferred combination fixed and variable annuity Contract between you and a Company. "Deferred payment" means payments by a Company begin on a future date under a Contract. "Variable" means your investment amounts in a Contract may increase or decrease in value daily based upon your investment choices. A Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis. Depending on state requirements, we may have issued the Contract under a master group contract.



We no longer offer the Contracts described in this Prospectus for sale; however, you may make additional Purchase Payments as permitted under your Contract.



WHO ISSUED MY CONTRACT?



Your Contract provides the name of the Company that issued your Contract. In general, John Hancock USA may have issued the Contract in any jurisdiction except New York. John Hancock New York issued the Contract only in New York. Each Company sponsors its own Separate Account.



WHAT ARE SOME BENEFITS OF THE CONTRACT?



The Contract offers tax-deferred treatment of earnings, a death benefit and annuity benefit payments. In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. We will pay a death benefit to your Beneficiary if you die during the Accumulation Period. The amount of the death benefit will vary based on your age at death and how long the Contract has been issued to you. The death benefit amount will be less any amounts deducted in connection with partial withdrawals. We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity benefit payments will begin on the Maturity Date. You select the Maturity Date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the Annuitant.



HOW DOES THE CONTRACT WORK?



Under the Contract, you make one or more Purchase Payments to a Company for a period of time, known as the Accumulation Period. Later, beginning on the Contract's Maturity Date, that Company makes one or more annuity benefit payments under the Contract, known as the Pay-out Period. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments during the Pay-out Period may either be variable or fixed, depending upon your investment choices.



HOW CAN I INVEST MONEY IN THE CONTRACT?



We use the term Purchase Payments to refer to the investments you make in the Contract. The below table shows the required minimum amount you initially paid for the Contract. The table also shows the required minimum amount for subsequent Purchase Payments. Additional Purchase Payments generally may be made at any time.



   TYPE OF       MINIMUM INITIAL    MINIMUM SUBSEQUENT
   CONTRACT     PURCHASE PAYMENT   PURCHASE PAYMENT(1)
   --------     ----------------   -------------------
Non-Qualified        $5,000                $30
Qualified            $2,000                $30



If a Purchase Payment causes your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment.

WHAT ARE MY INVESTMENT CHOICES?



There are two main types of Investment Options: Variable Investment Options and Fixed Investment Options.



VARIABLE INVESTMENT OPTIONS. You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Fund. The Fund prospectus contains a full description of a Fund. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in a Fund directly and reinvested all Fund dividends and distributions in additional shares. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments will depend upon the investment performance of the underlying Fund of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.



Allocating assets only to one or a small number of the Variable Investment Options (other than the Asset Allocation Funds) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related businesses, including internet-related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.



FIXED INVESTMENT OPTIONS. Currently, we do not make available any Fixed Investment Options, other than the DCA Fixed Investment Option. If available, the amount you've invested in a Fixed Investment Option will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option you select. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to the Investment Account for the term of any guarantee period we may make available.



HOW CAN I CHANGE MY INVESTMENT CHOICES?



ALLOCATION OF PURCHASE PAYMENTS. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time.



TRANSFERS AMONG INVESTMENT OPTIONS. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in the section entitled "Transfers Among Investment Options". During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period". However, during the Pay-out Period, you may not transfer from a Variable Investment Option to a Fixed Investment Option, or from a Fixed Investment Option to a Variable Investment Option.



The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Fund to increased Fund transaction costs (affecting the value of the shares) and/or disruption to the corresponding Fund manager's ability to effectively manage such corresponding Fund, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.



CAN I TAKE OUT ANY OF MY MONEY?



During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we will treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax.



WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY HAVE BEEN AVAILABLE TO ME UNDER THE CONTRACT?



This Prospectus provides information about optional benefit Riders that you may have elected when you purchased a Contract. These Riders were not available in all states, and may not have been available when you purchased the Contract. If you elected any of these Riders, you will pay the additional charge shown in the Fee Tables. You should review your Contract carefully to determine which of the following optional benefit Riders, if any, you purchased.

We describe the following optional benefit Riders in the Appendices to this
Prospectus:



Appendix C: Optional Enhanced Death Benefits



-    Enhanced Earnings Death Benefit - not offered in New York or Washington;



-    the Accelerated Beneficiary Protection Death Benefit - not offered in New
     York.



Appendix D: Optional Guaranteed Minimum Withdrawal Benefits



-    Guaranteed Principal Plus;



-    Guaranteed Principal Plus for Life.



Appendix E: Optional Guaranteed Minimum Income Benefits



-    Guaranteed Retirement Income Benefits - offered by John Hancock USA;



-    Guaranteed Retirement Income Benefits - offered by John Hancock New York.



- In addition, if you purchased your Contract in New York, John Hancock New York offered a Payment Credit optional Rider. Under this Rider, John Hancock New York will credit a Payment Credit equal to 4% (5% for Contracts issued between July 12 and October 30, 2004) of the Purchase Payment and allocate it among Investment Options in the same proportions as your Purchase Payments. Contracts with this feature are subject to a higher withdrawal charge and for a longer period of time. The Payment Credit Rider was not available for Contracts issued before January, 2001. Once available, it could only be elected at Contract issue and cannot be revoked once elected. Your initial Purchase Payment must have been at least $10,000 to elect the Payment Credit Rider. The Payment Credit Rider was not available with Contracts issued by John Hancock USA.



WHAT CHARGES DO I PAY UNDER THE CONTRACT?



Your Contract has an annual Contract fee of $30. Your Contract also has asset-based charges to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to assets you have in our Fixed Investment Option. We take the deduction proportionally from each Variable Investment Option you are then using. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options based on your value in each.



If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date, or if you surrender (turn in) your Contract, in its entirety, for cash prior to the Maturity Date, we may assess a withdrawal charge. The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables.



WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?



In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:



- full or partial withdrawals (including surrenders and systematic withdrawals);



-    payment of any death benefit proceeds; and



-    periodic payments under one of our annuity payment options.



How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:



-    the type of the distribution;



-    when the distribution is made;



-    the nature of any Qualified Plan for which the Contract is being used; and



-    the circumstances under which the payments are made.



If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.



Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a Contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the Contract.



IF YOU PURCHASED THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLAN INVESTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE

INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.



We provide additional information on taxes in the "Federal Tax Matters" section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.



CAN I RETURN MY CONTRACT?



In most cases, you had the right to cancel your Contract within 10 days (or longer in some states) after you received it. In most states, you will receive a refund equal to the Contract Value (minus any Unpaid Loans) on the date of cancellation, adjusted by any then-applicable market value adjustments and increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract was issued as an "IRA", you will receive a refund of any Purchase Payments you made. The date of cancellation is the date we receive the Contract.



WILL I RECEIVE A CONFIRMATION STATEMENT?



We send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                   Fee Tables



The following tables describe the fees and expenses that you paid when you purchased the Contract as well as the fees and expenses you will pay while owning and surrendering a Wealthmark Contract. The tables also describe the fees and expenses for optional benefit Riders that were available for certain time periods. The items listed under "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Fund Expenses" are more completely described in this Prospectus under "Charges and Deductions". The items listed under "Total Annual Fund Operating Expenses" are described in detail in the Fund prospectuses. Unless otherwise shown, the tables entitled "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Fund Expenses" show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).



THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.



                      CONTRACT OWNER TRANSACTION EXPENSES(A)



                                JOHN HANCOCK USA


MAXIMUM WITHDRAWAL CHARGE


(as percentage of Purchase Payments)(B)



First Year          6%
Second Year         6%
Third Year          5%
Fourth Year         5%
Fifth Year          4%
Sixth Year          3%
Seventh Year        2%
Thereafter          0%
TRANSFER FEE(C)
Maximum Fee       $25
Current Fee       $ 0



                              JOHN HANCOCK NEW YORK



MAXIMUM WITHDRAWAL CHARGE
(as percentage of Purchase   WITH PAYMENT   WITHOUT PAYMENT
Payments)(B)                 CREDIT RIDER     CREDIT RIDER
--------------------------   ------------   ---------------
First Year                         8%               6%
Second Year                        8%               6%
Third Year                         7%               5%
Fourth Year                        7%               5%
Fifth Year                         5%               4%
Sixth Year                         4%               3%
Seventh Year                       3%               2%
Eighth Year                        1%              --
Thereafter                         0%               0%
TRANSFER FEE(C)
Maximum Fee                      $25              $25
Current Fee                      $ 0              $ 0



(A) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment (See "General Matters - Premium Taxes").



(B) The charge is taken within the specified period of years measured from the date of payment.



(C) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE TABLES DO NOT INCLUDE ANNUAL FUND OPERATING EXPENSES.



               PERIODIC FEES AND EXPENSES OTHER THAN FUND EXPENSES



                                                               JOHN HANCOCK   JOHN HANCOCK
                                                                    USA         NEW YORK
                                                               ------------   ------------
ANNUAL CONTRACT FEE(A)                                            $  30          $  30

ANNUAL SEPARATE ACCOUNT EXPENSES(B)

Mortality and expense risks fee                                    1.25%          1.25%
Daily Administration fee - asset based                             0.15%          0.15%
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                             1.40%          1.40%
(With No Optional Riders Reflected)

OPTIONAL BENEFITS

FEES DEDUCTED FROM SEPARATE ACCOUNT

Optional Enhanced Earnings Death Benefit Fee                       0.20%       not offered
Optional Payment Credit Fee(C)                                  not offered       0.35%
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                             1.60%          1.75%
(With the Enhanced  Earnings Death Benefit and
Payment Credit Fees reflected, as applicable)

FEES DEDUCTED FROM CONTRACT VALUE
Optional Guaranteed  Minimum Withdrawal Benefits(D)
(as a percentage of Adjusted Guaranteed Withdrawal Balance)
   Maximum Fee                                                     0.75%          0.75%
   Current Fee - Guaranteed Principal Plus for Life                0.40%          0.40%
   Current Fee - Guaranteed Principal Plus                         0.30%          0.30%
Optional Guaranteed Minimum Income Benefits(E)
(as a percentage of Income Base)
   Guaranteed Retirement Income Benefit II                         0.45%          0.45%
   Guaranteed Retirement Income Benefit III                        0.50%       not offered
Accelerated Beneficiary Protection Death Benefit(F)                0.50%       not offered
(as a percentage of the Accelerated Beneficiary Protection
Death Benefit)



(A) The $30 annual Contract fee will not be assessed prior to the Maturity Date under a Wealthmark Contract if at the time of its assessment the Contract Value is greater than or equal to $99,000.



(B) A daily charge reflected as a percentage of the Variable Investment Options unless otherwise noted.



(C) This is a daily charge reflected as a percentage of the Variable Investment Options. If you elected the optional Payment Credit Rider, the guaranteed rate applicable to any Fixed Investment Options is also reduced by 0.35%.



(D) The current charge is 0.40% for Guaranteed Principal Plus for Life and 0.30% for Guaranteed Principal Plus. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.



(E) Guaranteed Retirement Income Benefits could not be purchased if you elected to purchase Guaranteed Principal Plus or Guaranteed Principal Plus for Life. Availability varied by state and when you purchased your Contract. See Appendix E for availability.



(F) Subject to state availability, John Hancock USA offered the Accelerated Beneficiary Death Benefit from December, 2003 through December 2004. This option benefit could not be purchased, however, if you elected to purchase Guaranteed Principal Plus, Guaranteed Retirement Income Benefit II or Guaranteed Retirement Income Benefit III.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS.



TOTAL ANNUAL FUND OPERATING EXPENSES                    MINIMUM   MAXIMUM
------------------------------------                    -------   -------
Range of expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 fees, and other
expenses                                                 0.65%     7.01%


EXAMPLES


The following examples are intended to help you compare the cost of investing in the Contract with the costs of investing in other variable annuity Contracts. These costs include Contract Owner expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses. Examples 1 and 2 pertain to Wealthmark Contracts with optional benefit Riders and Example 3 pertains to Wealthmark Contracts without optional benefit Riders.



EXAMPLE 1. Maximum Fund operating expenses - Wealthmark Contract with optional Riders



WEALTHMARK CONTRACT WITH OPTIONAL BENEFIT RIDERS: The following example assumes that you invest $10,000 in a John Hancock USA Contract with the Enhanced Earnings Death Benefit and Guaranteed Principal Plus for Life optional benefit riders and, for John Hancock New York Contracts, the Payment Credit and Guaranteed Principal Plus for Life Riders. This example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



JOHN HANCOCK USA
ENHANCED EARNINGS DEATH BENEFIT AND GUARANTEED PRINCIPAL PLUS FOR LIFE



                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
If you surrender the Contract at the end of the
applicable time period:                              $1,445    $3,067    $4,581    $7,799

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:            $  927    $2,678    $4,302    $7,799



JOHN HANCOCK NEW YORK
PAYMENT CREDIT AND GUARANTEED PRINCIPAL PLUS FOR LIFE



                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
If you surrender the Contract at the end of the
applicable time period:                              $1,630    $3,257    $4,700    $7,868

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:            $  941    $2,715    $4,354    $7,868



EXAMPLE 2. Maximum Fund operating expenses -Wealthmark Contract with previously offered optional benefit Riders



WEALTHMARK CONTRACT WITH PREVIOUSLY OFFERED OPTIONAL BENEFIT RIDERS. The following example assumes that you invest $10,000 in a Contract with the Enhanced Earnings Death Benefit and the previously offered Guaranteed Retirement Income Benefit III optional benefit Rider for John Hancock USA. For John Hancock New York the example assumes the Contract has the previously offered Guaranteed Retirement Income Benefit II optional benefit Rider. This example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



JOHN HANCOCK USA
ENHANCED EARNINGS DEATH BENEFIT AND GUARANTEED RETIREMENT INCOME BENEFIT III



                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                       ------   -------   -------   --------
If you surrender the Contract at the end of the
applicable time period:                                $1,418    $2,995    $4,466    $7,652

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:              $  900    $2,603    $4,183    $7,652

JOHN HANCOCK NEW YORK
GUARANTEED RETIREMENT INCOME BENEFIT II



                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                       ------   -------   -------   --------
If you surrender the Contract at the end of the
applicable time period:                                $1,396    $2,936    $4,381    $7,537

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:              $  877    $2,541    $4,094    $7,537



EXAMPLE 3. Minimum Fund operating expenses - Wealthmark Contract with no optional benefit Riders



WEALTHMARK CONTRACT WITH NO OPTIONAL BENEFIT RIDERS The third example also assumes that you invest $10,000 in a Contract, but with no optional Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



JOHN HANCOCK USA AND JOHN HANCOCK NEW YORK
NO OPTIONAL BENEFIT RIDERS



                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
If you surrender the Contract at the end of the
applicable time period:                               $774     $1,164    $1,550    $2,469

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:             $218     $  671    $1,150    $2,469



THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.



                                                                                            TOTAL
                                                     MANAGEMENT   RULE 12B-1     OTHER     ANNUAL
                                                        FEES         FEES      EXPENSES   EXPENSES
                                                     ----------   ----------   --------   --------
AIM VARIABLE INSURANCE FUNDS (SERIES I):
AIM V. I. Utilities Fund Portfolio (See Note 1.)        0.60%         N/A        0.36%      0.96%

ALGER AMERICAN FUND:
Alger American Balanced Portfolio                       0.75%        0.25%       0.06%      1.06%
Alger American Leveraged AllCap Portfolio               0.85%        0.25%       0.06%      1.16%

CREDIT SUISSE TRUST:
Credit Suisse Trust-Emerging Markets Portfolio          1.25%         N/A        0.40%      1.65%
(See Note 2.)
Credit Suisse Trust Global Small Cap Portfolio          1.25%         N/A        0.34%      1.59%
(See Note 2.)

DREYFUS INVESTMENT PORTFOLIOS:
Dreyfus I.P. MidCap Stock Portfolio (See Note 3.)       0.75%        0.25%       0.04%      1.04%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Dreyfus Socially Responsible Growth Fund, Inc.          0.75%        0.25%       0.06%      1.06%

DWS INVESTMENTS VIT FUNDS TRUST:
DWS Equity 500 Index VIP (See Note 4.)                  0.19%        0.25%       0.28%      0.72%
   (formerly, "Scudder VIT Equity 500 Index")
DWS RREEF Real Estate Securities VIP (See Note 5.)      0.90%        0.25%       0.68%      1.83%
   (formerly, "Scudder Real Estate Securities")



DWS VARIABLE SERIES I:

                                                                                                        TOTAL
                                                                 MANAGEMENT   RULE 12B-1     OTHER     ANNUAL
                                                                    FEES         FEES      EXPENSES   EXPENSES
                                                                 ----------   ----------   --------   --------
DWS Bond VIP (See Note 6.)                                          0.48%        0.25%       0.31%      1.04%
   (formerly, "Scudder Bond Portfolio")
DWS Capital Growth VIP (See Note 6.)                                0.46%        0.25%       0.18%      0.89%
   (formerly, "Scudder Capital Growth Portfolio")
DWS Global Opportunities VIP (See Note 6.)                          0.98%        0.25%       0.31%      1.54%
   (formerly,  "Scudder Global Discovery Portfolio")
DWS Growth & Income VIP (See Note 6.)                               0.47%        0.25%       0.23%      0.95%
   (formerly, "Scudder Growth and Income Portfolio")
DWS Health Care VIP (See Note 6.)                                   0.75%        0.25%       0.27%      1.27%
   (formerly, "Scudder Health Sciences Portfolio")
DWS International VIP (See Note 6.)                                 0.86%        0.25%       0.30%      1.41%
   (formerly, "Scudder  International Portfolio")

DWS VARIABLE SERIES II:
DWS Balanced VIP (See Note 7.)                                      0.45%        0.25%       0.21%      0.91%
   (formerly, "Scudder Total Return Portfolio")
DWS Blue Chip VIP (See Note 7.)                                     0.65%        0.25%       0.19%      1.09%
   (formerly, "Scudder Blue Chip Portfolio")
DWS Conservative Allocation VIP (See Notes 7 and 8.)                0.15%        0.25%       0.54%      0.94%
   (formerly, "Scudder Income & Growth Strategy Portfolio")
DWS Core Fixed Income VIP (See Note 7.)                             0.60%        0.25%       0.22%      1.07%
   (formerly, "Scudder Fixed Income Portfolio")
DWS Davis Venture Value VIP (See Note 7.)                           0.94%        0.25%       0.22%      1.41%
   (formerly, "SVS Davis Venture Value Portfolio")
DWS Dreman Financial Services VIP                                   0.75%        0.25%       0.29%      1.29%
   (formerly, "SVS Dreman Financial Services Portfolio")
DWS Dreman High Return Equity VIP (See Note 7.)                     0.73%        0.25%       0.19%      1.17%
   (formerly, "SVS Dreman High Return Equity Portfolio")
DWS Dreman Small Cap Value VIP (See Note 7.)                        0.75%        0.25%       0.19%      1.19%
   (formerly, "SVS Dreman Small Cap Value Portfolio")
DWS Global Thematic VIP (See Note 7.)                               1.00%        0.25%       0.54%      1.79%
   (formerly, "Scudder Global Blue Chip Portfolio")
DWS Government & Agency Securities VIP                              0.55%        0.25%       0.22%      1.02%
   (formerly, "Scudder Government & Agency Securities
   Portfolio")
DWS Growth Allocation VIP  (See Notes 7 and 8.)                     0.15%        0.25%       0.25%      0.65%
   (formerly, "Scudder Growth Strategy Portfolio")
DWS High Income VIP                                                 0.60%        0.25%       0.25%      1.10%
   (formerly, "Scudder High Income Portfolio")
DWS Income Allocation VIP  (See Notes 7 and 8.)                     0.15%        0.25%       1.13%      1.53%
   (formerly, "Scudder Conservative Income Strategy
   Portfolio")
DWS International Select Equity VIP                                 0.75%        0.25%       0.26%      1.26%
   (formerly, "Scudder International Select Equity Portfolio")
DWS Janus Growth & Income VIP (See Note 7.)                         0.75%        0.25%       0.26%      1.26%
   (formerly, "SVS Janus Growth and Income Portfolio")
DWS Janus Growth Opportunities VIP (See Note 7.)                    0.75%        0.25%       0.25%      1.25%
   (formerly, "SVS Janus Growth Opportunities Portfolio")
DWS Legg Mason Aggressive Growth VIP (See Note 7.)                  0.80%        0.25%       0.68%      1.73%
   (formerly, "DWS Salomon Aggressive Growth VIP")
DWS Large Cap Value VIP (See Note 7.)                               0.75%        0.25%       0.21%      1.21%
   (formerly, "Scudder Large Cap Value Portfolio")
DWS Mercury Large Cap Core VIP (See Note 7.)                        0.90%        0.25%       5.86%      7.01%
   (formerly, "Scudder Mercury Large Cap Core Portfolio")
DWS MFS Strategic Value VIP (See Note 7.)                           0.95%        0.25%       0.45%      1.65%
   (formerly, "SVS MFS Strategic Value Portfolio")
DWS Mid Cap Growth VIP (See Note 7.)                                0.75%        0.25%       0.40%      1.40%
   (formerly, "Scudder Mid Cap Growth Portfolio")
DWS Moderate Allocation VIP (See Notes 7 and 8.)                    0.15%        0.25%       0.26%      0.66%
   (formerly, "Scudder Growth & Income Strategy Portfolio")
DWS Money Market VIP                                                0.46%        0.25%       0.18%      0.89%
   (formerly, "Scudder Money Market Portfolio")

                                                                                                        TOTAL
                                                                 MANAGEMENT   RULE 12B-1     OTHER     ANNUAL
                                                                    FEES         FEES      EXPENSES   EXPENSES
                                                                 ----------   ----------   --------   --------
DWS VARIABLE SERIES II:
DWS Oak Strategic Equity VIP (See Note 7.)                          0.75%        0.25%       0.35%      1.35%
   (formerly, "SVS Oak Strategic Equity Portfolio")
DWS Small Cap Growth VIP (See Note 7.)                              0.65%        0.25%       0.22%      1.12%
   (formerly, "Scudder Small Cap Growth  Portfolio")
DWS Strategic Income VIP (See Note 7.)                              0.65%        0.25%       0.35%      1.25%
   (formerly, "Scudder Strategic Income Portfolio")
DWS Technology VIP (See Note 7.)                                    0.75%        0.25%       0.26%      1.26%
   (formerly, "Scudder Technology Growth Portfolio")
DWS Templeton Foreign Value VIP (See Note 7.)                       0.95%        0.25%       1.97%      3.17%
   (formerly, "Scudder Templeton Foreign Value Portfolio")
DWS Turner Mid Cap Growth VIP (See Note 7.)                         0.80%        0.25%       0.31%      1.36%
   (formerly, "SVS Turner Mid Cap Growth Portfolio")

JOHN HANCOCK TRUST (SERIES II SHARES)
Lifestyle Aggressive Trust (See Note 9.)                            0.05%        0.25%       0.95%      1.25%
Lifestyle Balanced Trust (See Note 9.)                              0.05%        0.25%       0.86%      1.16%
Lifestyle Conservative Trust (See Note 9.)                          0.05%        0.25%       0.78%      1.08%
Lifestyle Growth Trust (See Note 9.)                                0.05%        0.25%       0.89%      1.19%
Lifestyle Moderate Trust (See Note 9.)                              0.05%        0.25%       0.81%      1.11%



1. Effective September 23, 2005, the Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares of the Fund to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.93% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The Fee Waiver has been restated to reflect this agreement. This limitation agreement is in effect through April 30, 2007.



2. Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and /or reimbursements may be discontinued at any time. In the case of the Credit Suisse Trust Emerging Markets Portfolio and the Credit Suisse Trust Global Small Cap Portfolio there is a 0.25% and 0.19% expense reimbursement respectively, which results in a net total annual expense of 1.40% for each of these Funds. In addition, for the period beginning March 1, 2006 through February 28, 2007 Credit Suisse Asset Management, LLC will voluntarily waive an additional 0.05% of its advisory fee for the Credit Suisse Emerging Market Portfolio.



3. The Dreyfus Corporation has agreed, until July 31, 2006, to waive receipt of its fees and/or assume the expenses of the Dreyfus I.P. Mid Cap Stock Portfolio so that the expenses do not exceed 0.90% (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings). In addition, there is a 0.04% expense reimbursement. Had the expense reimbursement been included in the amount shown, the net total annual expense for the Fund would be 1.00%.



4. Amounts shown for the DWS Equity 500 Index VIP Fund are restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006. "Other Expenses" are based on estimated amounts for the current fiscal year. Effective September 19, 2005, the Advisor contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.53% for Class B shares until April 30, 2009.



5. Amounts shown for the DWS RREEF Real Estate Securities VIP Fund are restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006. Through May 31, 2006, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund's operating expenses at 1.500%, for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organization and offering expenses. In addition, from June 1, 2006, through September 30, 2006, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund's operating expenses at ratios no higher than 1.499%, for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organization and offering expenses.



6. Pursuant to their respective agreements with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for either a one year or three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to specific levels. For the following Funds, the period of limitation is ONE year for the limit amounts set forth after the Fund names: DWS Bond VIP (1.11%), DWS Global Opportunities VIP (1.24%), DWS Health Care VIP (1.35%), DWS International VIP (1.37%). In the case of DWS Bond VIP, Class B shares commenced operations on May 3, 2005 and "Other Expenses" shown above are based on estimated amounts for the current fiscal year. For the following Funds, the period of limitation is THREE years for the limit amounts set forth after the Fund names: DWS Capital Growth VIP (0.86%) and DWS Growth & Income VIP (0.89%). In the case of the DWS Capital Growth VIP, this reduction in the net Total Annual Expenses is caused by a reduction in the Other Expenses as described above to 0.16%. In the case of the DWS Growth & Income VIP this reduction in the net Total Annual Expenses is caused by reduction of both the Management Fee to 0.45% and the Other Expenses to 0.19%.



7. Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for either a one year or three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to specific levels. For Class B shares of the following Funds, the period of limitation is ONE YEAR COMMENCING MAY 1, 2005 for the limit amounts set forth after the Fund name:
     DWS Dreman Financial Services VIP (1.39%), DWS Dreman High Return Equity VIP (1.27%), DWS Janus Growth Opportunities VIP (1.35%), DWS Technology VIP (1.35%), DWS Large Cap Value VIP (1.20%), DWS Dreman Small Cap Value VIP (1.24%), DWS Core Fixed Income VIP (1.20%), DWS Blue Chip VIP (1.35%), DWS Income Allocation VIP (0.75%), DWS Moderate Allocation VIP (0.75%), DWS Growth Allocation VIP (0.75%), DWS Conservative Allocation VIP (0.75%). For the Class B shares of the following Funds, the period of limitation is ONE YEAR COMMENCING ON OCTOBER 1, 2005 for the limit amounts set forth after the Fund name: DWS Mid Cap Growth VIP (1.308%), DWS Davis Venture Value VIP (1.253%), DWS Global Thematic VIP (1.44%), DWS Salomon Aggressive Growth VIP (1.308%), DWS Janus Growth & Income VIP (1.253%), DWS Mercury Large Cap Core VIP (1.20%), DWS MFS Strategic Value VIP (1.26%), DWS Oak Strategic Equity VIP (1.301%), DWS Strategic Income VIP (1.199%), DWS Templeton Foreign Value VIP (1.34%), DWS Turner Mid Cap Growth VIP (1.337%). For Class B shares of the following Funds, the period of limitation is THREE YEARS COMMENCING ON MAY 1, 2005 for the limit amounts set forth after the Fund name: DWS Small Cap Growth VIP (1.09%) and DWS Balanced VIP (0.89%). In the case of DWS Balanced VIP, DWS Janus Growth & Income VIP, and DWS Janus Growth Opportunities VIP, management fees have been restated to reflect the new fee schedule for the respective Fund effective May 2, 2005. In the case of DWS Legg Mason Aggressive Growth VIP, management fees have been restated to reflect the new fee schedule for the Fund effective August 1, 2005. In the case of DWS Oak Strategic Equity VIP and DWS Turner Mid Cap Growth VIP, management fees have been restated to reflect the new fee schedule for the respective Fund effective October 1, 2005.



8. This Fund will also indirectly bear its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. These indirect fees and expenses are not reflected in the table above.



9. Each of the Lifestyle Trusts may invest in other series of the John Hancock Trust (the "Underlying Portfolios"), with certain exceptions (John Hancock Trust's American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust and American Growth-Income Trust series). The annual expense ratios for the permitted Underlying Portfolios range from 0.34% to 1.35%. "Other Expenses" shown in the table reflect the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust. The Funds' adviser currently pays a portion of the expenses of each Lifestyle Trust.



We include a Table of Accumulation Unit Values relating to the Contracts in Appendix U to this Prospectus.



LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of the respective Separate Accounts may be found in the Statements of Additional Information.

        General Information about Us, the Separate Accounts and the Funds



THE COMPANIES



We are subsidiaries of Manulife Financial Corporation.



Your Contract is issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.



John Hancock USA, formerly known as "The Manufacturers Life Insurance Company (U.S.A.)," is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.



John Hancock New York, formerly known as "The Manufacturers Life Insurance Company of New York," is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. John Hancock New York also has an Annuities Service Center at 601 Congress Street, Boston, Massachusetts 02210-2805.



The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.



John Hancock USA and John Hancock New York have received the following ratings from independent rating agencies:



A++                 Superior companies have a very
A.M. Best           strong ability to meet their
                    obligations; 1st category of 16

AA+                 Very strong capacity to meet
Fitch               policyholder and contract
                    obligations; 2nd category of 24

AA+                 Very strong financial security
Standard & Poor's   characteristics; 2nd category of 21



John Hancock USA has also received the following rating from Moody's:



Aa2       Excellent in financial strength; 3rd
Moody's   category of 21



These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's and John Hancock New York's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.



With respect to the fixed portion of the Contracts issued by John Hancock USA, The Manufacturers Life Insurance Company unconditionally guarantees to make funds available to John Hancock USA for the timely payment of contractual claims under certain John Hancock USA fixed annuity contracts pursuant to a Guarantee Agreement dated March 31, 1996. The guarantee may be terminated by The Manufacturers Life Insurance Company upon notice to John Hancock USA. Termination will not affect The Manufacturers Life Insurance Company's continuing liability with respect to all fixed annuity contracts and Fixed Investment Options issued by John Hancock USA prior to the termination of the guarantee except if:



- the liability to pay contractual claims under the contracts is assumed by another insurer; or



- we are sold and the buyer's guarantee is substituted for The Manufacturers Life Insurance Company's guarantee.

THE SEPARATE ACCOUNTS



We use our Separate Accounts to support the Variable Investment Options you choose.



You do not invest directly in the Funds made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through one of our Separate Accounts. We hold the Fund's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Fund) of the applicable Separate Account. A Separate Account's assets (including the Fund's shares) belong to the Company that maintains that Separate Account.



For Contracts issued by John Hancock USA, we purchase and hold Fund shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H. John Hancock USA, then known as The Manufacturers Life Insurance Company (U.S.A.), became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a separate account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.



For Contracts issued by John Hancock New York, we purchase and hold Fund shares in John Hancock Life Insurance Company of New York Separate Account A. John Hancock New York established this Separate Account on March 4, 1992 as a separate account under the laws of New York.



The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company's other income, gains, or losses. Nevertheless, all obligations arising under a Company's Contracts are general corporate obligations of that Company. Assets of a Separate Accounts may not be charged with liabilities arising out of any of the respective Company's business.



We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.



We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.



THE FUNDS



When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Account and it invests in shares of a corresponding Fund of:



-    AIM Variable Insurance Fund; or



-    The Alger American Fund; or



-    Credit Suisse Trust; or



-    Dreyfus Investment Portfolios; or



-    The Dreyfus Socially Responsible Growth Fund, Inc.; or



-    DWS Variable Series I; or



-    DWS Variable Series II; or



-    DWS Investments VIT Funds Trust; or



-    John Hancock Trust.



THE FUNDS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as Investment Options in the Contracts or, in some cases, through other Variable Annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Funds also may be available through participation in certain qualified pension or retirement plans.



The Funds' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE FUNDS HELD IN OUR SEPARATE ACCOUNTS.



The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2005, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Funds are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Separate Account Investment Options you select.



Each of the above listed mutual funds are so-called "series" type mutual funds and each is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Investment Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.



- If shares of a Fund are no longer available for investment or in our judgment investment in a Fund becomes inappropriate, we may eliminate the shares of a Fund and substitute shares of another Fund, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).



The Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Fund's assets and paid for the services we or our affiliates provide to that Fund. In addition, compensation payments of up to 0.50% of assets may be made by a Fund's investment adviser or its affiliates. We or our affiliates pay Scudder Funds Distributors, Inc., the principal underwriter for Funds of DWS Variable Series I, DWS Variable Series II and DWS Investments VIT Funds Trust, a percentage of some or all of the amounts allocated we or our affiliates receive as additional compensation for the marketing support services it provides. Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.



Each of the John Hancock Trust's Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") are "fund-of funds" that invest in other underlying funds. The prospectuses for each of the JHT Funds of Funds contain a description of the underlying funds for the Fund, and associated investment risks.



You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Funds that we make available under the Contracts. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE FUNDS THAT ARE OPERATED AS "FEEDER FUNDS"), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.



                  WE SHOW THE FUND'S MANAGER (I.E., SUBADVISER)
                      IN BOLD ABOVE THE NAME OF THE FUND.



                          AIM VARIABLE INSURANCE FUNDS

AIM ADVISORS, INC.
   AIM V. I. Utilities Fund Portfolio               Seeks capital appreciation and
                                                    income by investing primarily in
                                                    companies engaged in the utilities
                                                    sector.

                              ALGER AMERICAN FUND

FRED ALGER MANAGEMENT, INC.
   Alger American Balanced Portfolio                Seeks current income and long-term
                                                    capital appreciation.

   Alger American Leveraged AllCap Portfolio        Seeks long-term capital
                                                    appreciation.

                              CREDIT SUISSE TRUST

CREDIT SUISSE ASSET MANAGEMENT, LLC
   Credit Suisse Trust-Emerging Markets Portfolio   Seeks long-term growth of capital by
                                                    investing in equity securities of
                                                    emerging markets.

   Credit Suisse Trust Global Small Cap Portfolio   Seeks long-term growth of capital by
                                                    investing primarily in equity
                                                    securities of U.S. and foreign
                                                    companies considered to be in their
                                                    post-venture-capital stage of
                                                    development.

                         DREYFUS INVESTMENT PORTFOLIOS

THE DREYFUS CORPORATION
   Dreyfus I.P. MidCap Stock Portfolio              Seeks to provide investment results
                                                    that are greater than the total
                                                    return performance of publicly
                                                    traded common stocks of medium-size
                                                    domestic companies in the aggregate,
                                                    as represented by the Standard &
                                                    Poors's MidCap 400(R)* Index.

               THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC

THE DREYFUS CORPORATION
   Dreyfus Socially Responsible Growth Fund Inc.    Seeks to provide capital growth with
                                                    current income as a secondary goal
                                                    by investing in common stocks of
                                                    companies that, in the opinion of
                                                    the Portfolio's management, not only
                                                    meet traditional investment
                                                    standards, but also conduct their
                                                    business in a manner that
                                                    contributes to the enhancement of
                                                    the quality of life in America.

                        DWS INVESTMENTS VIT FUNDS TRUST
                (FORMERLY, SCUDDER INVESTMENTS VIT FUNDS TRUST)

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
   DWS Equity 500 VIP                               Seeks to replicate, as closely as
   (formerly, Scudder VIT Equity 500 Index)         possible, before deduction of
                                                    expenses, the performance of the
                                                    Standard & Poor's 500* Composite
                                                    Stock Price Index, which emphasizes
                                                    stocks of large U.S. companies.

   DWS RREEF Real Estate Securities VIP             Seeks long-term capital appreciation
   (formerly, Scudder Real Estate                   and current income by investing
   Securities Portfolio)                            primarily in real estate securities.

                             DWS VARIABLE SERIES I
                     (FORMERLY, SCUDDER VARIABLE SERIES I)

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
   DWS Bond VIP                                     Seeks to provide a high level of
   (formerly, Bond Portfolio)                       income consistent with a high
                                                    quality portfolio of Debt
                                                    securities. Under normal
                                                    circumstances, the portfolio invests
                                                    at least 80% of net assets, plus the
                                                    amount of any borrowings for
                                                    investment purposes, in bonds of any
                                                    maturity.

   DWS Capital Growth VIP                           Seeks to maximize long-term capital
   (formerly, Capital Growth Portfolio)             growth through a broad and flexible
                                                    investment program.

   DWS Global Opportunities VIP                     Seeks above-average capital
   (formerly, Global Discovery Portfolio)           appreciation over the long term by
                                                    investing primarily in the equity
                                                    securities of small companies
                                                    located throughout the world.

   DWS Growth & Income VIP                          Seeks long-term growth of capital,
   (formerly, Growth and Income Portfolio)          current income and growth of income.

                             DWS VARIABLE SERIES I
                     (FORMERLY, SCUDDER VARIABLE SERIES I)

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
   DWS Health Care VIP                              Seeks long-term growth of capital by
   (formerly, Health Sciences Portfolio)            investing at least 80% of total
                                                    assets, plus the amount of any
                                                    borrowings for investment purposes,
                                                    in common stocks of companies in the
                                                    health sector.

   DWS International VIP                            Seeks long-term growth of capital
   (formerly, International Portfolio)              primarily through diversified
                                                    holdings of marketable foreign
                                                    equity investments.

                         DWS SCUDDER VARIABLE SERIES II
                     (FORMERLY, SCUDDER VARIABLE SERIES II)

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC
   DWS Balanced VIP                                 Seeks high total return, a
   (formerly, Scudder Total Return Portfolio)       combination of income and capital
                                                    appreciation.

   DWS Blue Chip VIP                                Seeks growth of capital and income.
   (formerly, Scudder Blue Chip Portfolio)

   DWS Conservative Allocation VIP                  Seeks a balance of current income
   (formerly, Scudder Income & Growth Strategy      and long-term growth of capital with
   Portfolio)                                       an emphasis on current income.

   DWS Core Fixed Income VIP                        Seeks high current income.
   (formerly, Scudder Fixed Income Portfolio)

   DWS Davis Venture Value VIP                      Seeks growth of capital.
   (formerly, SVS Davis Venture Value Portfolio)

   DWS Dreman Financial Services VIP                Seeks long-term capital appreciation.
   (formerly, SVS Dreman Financial Services
   Portfolio)

   DWS Dreman High Return Equity VIP                Seeks to achieve a high rate of total
   (formerly, SVS Dreman High Return Equity         return.
   Portfolio)

   DWS Dreman Small Cap Value VIP                   Seeks long-term capital appreciation.
   (formerly, SVS Dreman Small Cap Value
   Portfolio)

   DWS Global Thematic VIP                          Seeks long-term capital growth.
   (formerly, Scudder Global Blue Chip Portfolio)

   DWS Government & Agency Securities VIP           Seeks high current income consistent
   (formerly, Scudder Government & Agency           with preservation of capital.
   Securities Portfolio)

   DWS Growth Allocation VIP                        Seeks long-term growth of capital.
   (formerly, Scudder Growth Strategy Portfolio)

   DWS High Income VIP                              Seeks to provided a high level of
   (formerly, Scudder High Income Portfolio)        current income

   DWS Income Allocation VIP                        Seeks current income and, as a
   (formerly, Scudder Conservative Income           secondary objective, long-term growth
   Strategy Portfolio)                              of capital.

   DWS International Select Equity VIP              Seeks capital appreciation.
   (formerly, Scudder International Select Equity
   Portfolio)

                         DWS SCUDDER VARIABLE SERIES II
                     (FORMERLY, SCUDDER VARIABLE SERIES II)

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC
   DWS Janus Growth & Income VIP                    Seeks long-term capital growth and
   (formerly, SVS Janus Growth and Income           current income.
   Portfolio)

   DWS Janus Growth Opportunities VIP               Seeks long-term growth of capital in
   (formerly, SVS Janus Growth Opportunities        a manner consistent with the
   Portfolio)                                       preservation of capital.

   DWS Large Cap Value VIP                          Seeks to achieve a high rate of total
   (formerly, Scudder Large Cap Value Portfolio)    return.

   DWS Legg Mason Aggressive Growth VIP             Seeks capital appreciation.
   (formerly, Scudder Salomon Aggressive Growth)

   DWS Mercury Large Cap Core VIP                   Seeks long-term capital growth by
   (formerly, Scudder Mercury Large Cap Core        investing primarily in a diversified
   Portfolio)                                       portfolio of equity securities of
                                                    large-cap companies located in the
                                                    U.S.

   DWS MFS Strategic Value VIP                      Seeks capital appreciation.
   (formerly, SVS MFS Strategic Value Portfolio)

   DWS Mid Cap Growth VIP                           Seeks long-term capital growth
   (formerly, Scudder Mid Cap Growth Portfolio)

   DWS Moderate Allocation VIP                      Seeks a balance of long-term growth
   (formerly, Scudder Growth & Income Strategy      of capital and current income with an
   Portfolio)                                       emphasis on growth of capital.

   DWS Money Market VIP                             Seeks maximum current income to the
   (formerly, Scudder Money Market Portfolio)       extent consistent with stability of
                                                    principal.

   DWS Oak Strategic Equity VIP                     Seeks long-term capital growth.
   (formerly, SVS Oak Strategic Equity Portfolio)

   DWS Small Cap Growth VIP                         Seeks maximum appreciation of
   (formerly, Scudder Small Cap Growth Portfolio)   investors' capital.

   DWS Strategic Income VIP                         Seeks high current return through
   (formerly, Scudder Strategic Income Portfolio)   investing mainly in Bonds issued by
                                                    US and foreign corporations and
                                                    governments.

   DWS Technology VIP                               Seeks growth of capital.
   (formerly, Scudder Technology Growth
   Portfolio)

   DWS Templeton Foreign Value VIP                  Seeks long-term capital growth by
   (formerly, Scudder Templeton Foreign Value       investing, under normal market
   Portfolio)                                       conditions, at least 80% of its net
                                                    assets in equity securities of
                                                    companies outside the U.S., including
                                                    emerging markets.

   DWS Turner Mid Cap Growth VIP                    Seeks capital appreciation.
   (formerly, SVS Turner Mid Cap Growth Portfolio)

                               JOHN HANCOCK TRUST

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
Lifestyle Aggressive Trust **                       Seeks to provide long-term growth of
                                                    capital (current income is not a
                                                    consideration) by investing 100% of
                                                    the Lifestyle Trust's assets in other
                                                    portfolios of the Trust ("Underlying
                                                    Portfolios") which invest primarily
                                                    in equity securities.

                               JOHN HANCOCK TRUST

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
Lifestyle Balanced Trust**                          Seeks to provide a balance between a
                                                    high level of current income and
                                                    growth of capital with a greater
                                                    emphasis given to capital growth by
                                                    investing approximately 40% of the
                                                    Lifestyle Trust's assets in
                                                    Underlying Portfolios which invest
                                                    primarily in fixed income securities
                                                    and approximately 60% of its assets
                                                    in Underlying Portfolios which invest
                                                    primarily in equity securities.

Lifestyle Conservative Trust **                     Seeks to provide a high level of
                                                    current income with some
                                                    consideration also given to growth of
                                                    capital by investing approximately
                                                    80% of the Lifestyle Trust's assets
                                                    in Underlying Portfolios which invest
                                                    primarily in fixed income securities
                                                    and approximately 20% of its assets
                                                    in Underlying Portfolios which invest
                                                    primarily in equity securities.

Lifestyle Growth Trust**                            Seeks to provide long-term growth of
                                                    capital with consideration also given
                                                    to current income by investing
                                                    approximately 20% of the Lifestyle
                                                    Trust's assets in Underlying
                                                    Portfolios which invest primarily in
                                                    fixed income securities and
                                                    approximately 80% of its assets in
                                                    Underlying Portfolios which invest
                                                    primarily in equity securities.

Lifestyle Moderate Trust**                          Seeks to provide a balance between a
                                                    high level of current income and
                                                    growth of capital with a greater
                                                    emphasis given to current income by
                                                    investing approximately 60% of the
                                                    Lifestyle Trust's assets in
                                                    Underlying Portfolios which invest
                                                    primarily in fixed income securities
                                                    and approximately 40% of its assets
                                                    in Underlying Portfolios which invest
                                                    primarily in equity securities.



* "Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. None of the Index Funds are sponsored, endorsed, managed, advised, sold or promoted by the McGraw-Hill companies, Inc. and it does not make any representation regarding the advisability of investing in any of the index Funds.



** Deutsche Asset Management Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited for the Lifestyle Funds



VOTING INTEREST


You instruct us how to vote Fund shares.


We will vote Fund shares held in a Separate Account at any Fund shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Fund shares that we hold (including our own shares and those we hold in a Separate Account for Contract Owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.



During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Fund for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund.



During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Fund for which voting instructions may be given by dividing the reserve for the Contract allocated to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund. Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity benefit payments. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting.


We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                           Description of the Contract



ELIGIBLE PLANS



Contracts may have been issued to fund Qualified Plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10"and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "Qualified Retirement Plans"). The Contracts is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.


ELIGIBLE GROUPS


John Hancock USA has issued group contracts to Venture Trust, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with John Hancock Distributors LLC, the principal underwriter of the Contracts.


ACCUMULATION PERIOD PROVISIONS


Purchase Payments



We impose limits on the minimum amount of subsequent Purchase Payments.



You make Purchase Payments to us at our Annuities Service Center. Except as noted below, the minimum initial Purchase Payment you paid for the Contract was $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. However, if you elected the optional Payment Credit Rider (only available in New York), the minimum initial Purchase Payment was $10,000.



We may provide for Purchase Payments to be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment.



John Hancock USA may have reduced or eliminated the minimum initial Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:



- You purchased your Contract through a 1035 exchange or a qualified plan transfer of an existing Contract(s) issued by another carrier(s) AND at the time of application, the value of your existing Contract(s) met or exceeded the applicable minimum initial Purchase Payment requirement AND prior to our receipt of such 1035 monies, the value dropped below the applicable minimum initial Purchase Payment requirement due to market conditions;



- You purchased more than one new Contract and such Contracts cannot be combined AND the average initial Purchase Payment for these new Contracts was equal to or greater than $50,000;



- You and your spouse each purchased at least one new Contract AND the average initial Purchase Payment for the new Contract(s) was equal to or greater than $50,000;



-    You purchased a Contract that will be used within our Individual 401(k)
     Program;



- You purchased a new qualified plan Contract under an already existing qualified retirement plan AND the plan is currently invested in one or more qualified retirement plan Contracts established prior to June 1, 2004;



- You purchased multiple Contracts issued in conjunction with a written Retirement Savings Plan (either qualified or non-qualified), for the benefit of plan participants AND the Annuitant under each Contract is a plan participant AND the average initial Purchase Payment for these new Contracts was equal to or greater than $50,000.



If permitted by state law, John Hancock USA may cancel a Contract at the end of any two consecutive Contract Years in which no Purchase Payments have been made, if both:



- the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and



-    the Contract Value at the end of such two year period is less than $2,000.



Contracts issued by John Hancock New York may be cancelled at the end of any three consecutive Contract Years in which no Purchase Payments have been made as described above.



As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Purchase Payment to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "Federal Tax Matters").

You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of subsequent Purchase Payments at any time by notifying us in writing (or by telephone or internet if you comply with our telephone and electronic transactions procedures described below).



Payment Credit



The Optional Payment Credit Rider was only available in New York.



The optional Payment Credit Rider was not available for John Hancock New York Contracts issued prior to January 1, 2001 or for any John Hancock USA Contract. The Payment Credit Rider was only available with Contracts issued in New York by John Hancock New York. You may only have elected the Payment Credit Rider at issue and once elected the Payment Credit Rider is irrevocable. The minimum initial Purchase Payment required to elect the Payment Credit Rider was $10,000. We imposed an additional fee for the Payment Credit Rider and Contracts with this feature will be subject to a higher withdrawal charge for a longer period of time.



If you elected the Payment Credit Rider, we will add a Payment Credit to your Contract when you make a Purchase Payment. The Payment Credit is equal to 4% of the Purchase Payment and is allocated among Investment Options in the same proportion as your Purchase Payment. For John Hancock New York Contracts issued on or after July 12, 2004 and prior to November 1, 2004, the Payment Credit was 5%. The Payment Credit Rider is funded from John Hancock New York's General Account.



PURCHASE PAYMENTS WHICH ARE NOT ELIGIBLE FOR A PAYMENT CREDIT. If the Owner's spouse is the Beneficiary, the spouse continues the Contract as the new Owner and a death benefit is paid upon the death of the spouse. For purposes of calculating this death benefit, the death benefit paid upon the first Owner's death will be treated as a Purchase Payment to the Contract. Such Purchase Payment will not be eligible for a Payment Credit.



RIGHT TO REVIEW CONTRACT. If you exercise your right to return your Contract during the "ten day right to review period," John Hancock New York will reduce the amount returned to you by the amount of any Payment Credit applied to your initial Purchase Payment. Therefore, you bear the risk that if the market value of the Payment Credit has declined, we will still recover the full amount of the Payment Credit. However, earnings attributable to the Payment Credit will not be deducted from the amount paid to you. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, John Hancock New York will return the Purchase Payments if this is greater then the amount otherwise payable.



TAX CONSIDERATIONS. Payment Credits are not considered to be "investment in the Contract" for income tax purposes (see "Federal Tax Matters").



MATTERS TO CONSIDER ABOUT THE PAYMENT CREDIT RIDER. There may be circumstances where you may be worse off for having purchased a Contract with a Payment Credit Rider as opposed to a Contract without a Payment Credit Rider. For example, the higher charges for a Contract with a Payment Credit Rider may over time exceed the amount of the Payment Credit Rider and any earnings thereon. Before making additional Purchase Payments, you and your financial adviser should consider:



     The length of time that you plan to own your Contract;



     The frequency, amount and timing of any partial surrenders;



     The amount and frequency of your Purchase Payments.



Choosing the Payment Credit Rider is generally advantageous except in the following situation: if you intend to make a single Purchase Payment to your Contract or a high initial Purchase Payment relative to renewal Purchase Payments and you intend to hold your Contract for more than 11 years.



We expect to make a profit from the Contracts. The charges used to recoup the expense of paying the Payment Credit Rider include the withdrawal charge and the asset based charges (see "Charges and Deductions").



If you are considering making additional payments to a Contract in connection with certain Qualified Plans, then special considerations regarding the Payment Credit Rider may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether additional Purchase Payments to your Contract are suitable in connection with such a Qualified Plan, you should consider the effect of the Payment Credit Rider on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Internal Revenue Code, as amended. Employers intending to use the Contract in connection with such plans should seek competent advice (see Appendix B: "Qualified Plan Types").



ADDITIONAL CHARGES FOR THE PAYMENT CREDIT RIDER. If you elected the Payment Credit Rider, the Separate Account annual expenses are increased by 0.35%. The guaranteed interest rate on Fixed Investment Options is reduced by 0.35%. In addition, each Purchase Payment will be subject to a higher withdrawal charge for a longer period of time. The maximum withdrawal charge if the Payment

Credit Rider is elected is 8% (as opposed to 6% with no Payment Credit Rider) and the withdrawal charge period is 8 years if the Payment Credit Rider is elected (as opposed to 7 years with no Payment Credit Rider).


Accumulation Units


During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of "accumulation units" to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.



We will usually credit initial Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us. We will credit subsequent Purchase Payments on the Business Day they are received at our Annuities Service Center.



We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay proceeds, or apply amounts to an Annuity Option.


Value of Accumulation Units


We measure the value of an Investment Account in accumulation units, which vary in value with the performance of the underlying Fund.



The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Sub-Account at $10 or $12.50 on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying
(i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Fund determines the net asset value of its shares.



We will use a Fund share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:



     your Purchase Payment transaction is complete before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) for that Business Day, or we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of the New York Stock Exchange for that Business Day.


Net Investment Factor


The net investment factor is an index used to measure the investment performance of a Sub-Account from one Business Day to the next (the "Valuation Period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each Sub-Account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:


Where (a) is:


- the net asset value per share of a Fund share held in the Sub-Account determined at the end of the current valuation period; plus



- the per share amount of any dividend or capital gain distributions made by the Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current valuation period.



Where (b) is the net asset value per share of a Fund share held in the Sub-Account determined as of the end of the immediately preceding valuation period.



Where (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for Separate Account Annual Expenses.

Transfers Among Investment Options


During the Accumulation Period, you may transfer amounts among the Variable Investment Options and from those Investment Options to the Fixed Investment Options, subject to the restrictions set forth below.



You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see "Telephone and Electronic Transactions"). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we will transfer the entire amount instead of the requested amount.



Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.



Investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a variable investment option since such activity may expose a variable investment option's underlying fund to increased fund transaction costs and/or disrupt the fund manager's ability to effectively manage a fund in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.



We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.



To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a Fund are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if a Contract Owner reaches the two transfer per month limit if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from that Money Market Investment Option to another Variable Investment Option. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.


We reserve the right to take other actions to restrict trading, including, but not limited to:


-    restricting the number of transfers made during a defined period;



-    restricting the dollar amount of transfers;



- restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and



-    restricting transfers into and out of certain Sub-Account(s).



In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).



While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.


Maximum Number of Investment Options


There is no limit on the number of Investment Options to which you may allocate Purchase Payments.

Telephone and Electronic Transactions


We permit you to make certain types of transactions by telephone or electronically through the internet.


We will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the telephone number or internet address shown on the first page of this Prospectus.


To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:


-    Any loss or theft of your password; or



-    Any unauthorized use of your password.


We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.


All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4: 00 p.m. Eastern time on any Business Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.



We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel are abusing the privilege to the detriment of others.



Special Transfer Services-Dollar Cost Averaging



We make available Dollar Cost Averaging and Asset Rebalancing programs.



We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any Variable Investment Option, or from a Fixed Investment Option we permit for this purpose to other Variable Investment Options until the amount in the Investment Option from which the transfer is made is exhausted. You may establish a DCA Fixed Investment Option under the DCA program to make automatic transfers. You may allocate only Purchase Payments (and not existing Contract Values) to the DCA Fixed Investment Option. If you elect the DCA Fixed Investment Option, we will credit the amounts allocated to this option with interest at the guaranteed interest rate in effect on the date of such allocation.



From time to time, we may offer special DCA programs where the rate of interest credited to a Fixed Investment Option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, we will recover any amounts we credit to your account in excess of amounts earned by us on the assets in the General Account from existing charges described in your Contract. Your Contract charges will not increase as a result of electing to participate in any special DCA program.



The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Sub-Account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract Owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the DCA program.

Special Transfer Services - Asset Rebalancing Program



We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular Funds. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Funds. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing Program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing Program.



We will permit asset rebalancing on the following time schedules:



- quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);



- semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or



- annually on December 26th (or the next Business Day if December 26th is not a Business Day).



Withdrawals



You may withdraw all or a portion of your Contract Value, but may incur withdrawal charges and tax liability as a result.



During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to the Annuities Service Center. You may make withdrawals by telephone, as described above under "Telephone and Electronic Transactions". For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable administration fee and withdrawal charge. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the amount withdrawn from that Investment Account plus any applicable withdrawal charge deducted from that Investment Account.



When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options, the withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options, beginning with the shortest guarantee period first and ending with the longest guarantee period last. If the partial withdrawal is less than the total value in the Variable Investment Options, the withdrawal will be taken proportionately from all of your Variable Investment Options. For rules governing the order and manner of withdrawals from the Fixed Investment Options, see "Fixed Investment Options".



There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the Investment Option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we will treat the partial withdrawal as a total withdrawal of the Contract Value.



We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuities Service Center, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:



- the New York Stock Exchange is closed (other than customary weekend and holiday closings);



-    trading on the New York Stock Exchange is restricted;



- an emergency exists as determined by the SEC, as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or


- the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.


Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix B: "Qualified Plan Types").

Special Withdrawal Services - The Income Plan


You may make Systematic "Income Plan" withdrawals



We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to Contracts participating in the dollar cost averaging program or for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or the applicable Annuities Service Center. We do not charge a fee to participate in the IP program.



Optional Guaranteed Minimum Withdrawal Benefits



Please see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits" for a general description of the Guaranteed Principal Plus and Guaranteed Principal Plus for Life optional benefit Riders that may provide guaranteed withdrawal benefits under the Contract you purchased. Under the Guaranteed Principal Plus for Life and Guaranteed Principal Plus Riders, we guarantee that you may withdraw a percentage of your investment each year until you recover your initial payment(s), even if your Contract Value reduces to zero. We will increase the amounts we guarantee by a Bonus if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, you may also be able to increase or "Step-Up" the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we will reduce the amounts we guarantee for future withdrawals.


Death Benefit During Accumulation Period


If you die during the Accumulation Period, your Beneficiary will receive a death benefit that might exceed your Contract Value.



The Contracts described in this Prospectus provide for the distribution of a death benefit before a Contract's Maturity Date.



AMOUNT OF DEATH BENEFIT. If any Owner dies, the Death Benefit payable under the Contract will be the greater of:



-    the Contract Value; or


-    the Minimum Death Benefit.


If there is any Debt, the Death Benefit equals the amount described above less the Debt under the Contract.



If the oldest Owner had an attained age of less than 81 years on the Contract Date, the Minimum Death Benefit will be determined as follows:



- During the first Contract Year, the Minimum Death Benefit will be the sum of all Purchase Payments made, less any amount deducted in connection with partial withdrawals.



- During any subsequent Contract Year, the Minimum Death Benefit will be the greater of (i) or (ii), where:



          (i) is the sum of all Purchase Payments made, less any amount deducted in connection with partial withdrawals; and



          (ii) is the greatest Anniversary Value prior to the oldest Owner's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary, increased by all Purchase Payments made, less any amount deducted in connection with partial withdrawals, since that Contract Anniversary.



If the oldest Owner had an attained age of 81 or greater on the Contract Date, the Minimum Death Benefit will be the sum of all Purchase Payments made, less any amount deducted in connection with partial withdrawals.



The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:



     (i)  is equal to the death benefit prior to the withdrawal; and



     (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms from all beneficiaries at our Annuities Service Center. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:


-    a certified copy of a death certificate; or


- a certified copy of a decree of a court of competent jurisdiction as to the finding of death; and all required claim forms; or


-    any other proof satisfactory to us.

If there are any Unpaid Loans, the death benefit equals the death benefit, as described above, minus the amount of Unpaid Loans (including unpaid interest).



DISTRIBUTION OF DEATH BENEFIT. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with Qualified Plans, i.e., "Non-Qualified Contracts." Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a Qualified Plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on Qualified Plans, including IRAs (see "Federal Tax Matters" and Appendix B:
"Qualified Plan Types").



In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit.



We will pay the death benefit to the Beneficiary if any contract Owner dies before the Maturity Date. If there is a surviving Owner, that contract Owner will be deemed to be the Beneficiary. No death benefit is payable on the death of any Annuitant, except that if any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.



The death benefit may be taken in the form of a lump sum. If so, we will pay death benefits under our current administrative procedures within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals").



If the death benefit payable upon the death of an Owner is not taken immediately, the Contract will continue, subject to the following:



-    The Beneficiary will become the Owner.



- We will allocate any excess of the death benefit over the Contract Value to the Owner's Investment Accounts in proportion to their relative values on the date of receipt by us of due proof of the Owner's death.



-    No additional Purchase Payments may be made.



-    We will waive withdrawal charges for all future distributions.



- If the deceased Owner's spouse is the Beneficiary, the surviving spouse continues the Contract as the new Owner. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), we will treat the death benefit paid upon the first Owner's death as a Purchase Payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death will not be considered in the determination of the spouse's death benefit. In addition, the death benefit on the last day of the previous Contract Year (or the last day of the Contract Year ending just prior to the Owner's 81st birthday, if applicable) shall be set to zero as of the date of the first Owner's death.



- If the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract must be made within five years of the Owner's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below, which begins within one year of the Owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see "Annuity Options"). If distribution is not made as an annuity, upon the death of the Beneficiary, the death benefit will equal the Contract Value and must be distributed immediately in a single sum.



- Alternatively, if the Contract is not a Qualified Contract and if the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract may be made as a series of withdrawals over the Beneficiary's life expectancy. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals, but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.



A substitution or addition of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the Maturity Date, the Contract Value on the date of the change will be treated as a Purchase Payment made on that date. In addition, all Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the



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


determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the Owner's spouse.



Optional Enhanced Death Benefits



Please see Appendix C: "Optional Enhanced Death Benefits" for a general description of the following optional benefit Riders that may enhance death benefits under the Contract you purchased:



- ENHANCED EARNINGS DEATH BENEFIT. (Not available in New York and Washington.) Under the Enhanced Earnings Rider, John Hancock USA guarantees that upon the death of any Contract Owner prior to the Maturity Date, John Hancock USA will increase the death benefit otherwise payable under the Contract by a percentage of earnings, up to a maximum amount. Under the Enhanced Earnings Rider, John Hancock USA increases the death benefit by 40% of the appreciation in the Contract Value upon the death of any Contract Owner if you (and every joint Owner) are less than 70 years old when we issue a Contract, and by 25% of the appreciation in the Contract Value if you (or any joint Owner) is 70 or older at issue. John Hancock USA reduces the "appreciation in the Contract Value" proportionally in connection with partial withdrawals of Contract Value and, in the case of certain Qualified Contracts, by the amount of any Unpaid Loans under a Contract. The Enhanced Earnings Death Benefit was available only at Contract issue and cannot be revoked once elected.



-    ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT. (Not available in New
     York) John Hancock USA offered the Accelerated Beneficiary Protection Death Benefit Rider between December, 2003 and December, 2004. The Accelerated Beneficiary Protection Death Benefit provides a guaranteed death benefit amount which can be increased or decreased as provided in the Rider. The Accelerated Beneficiary Protection Death Benefit replaces any other death benefit under the Contract. The Accelerated Beneficiary Protection Death Benefit Rider was available only at Contract issue. It cannot be revoked if you elected it. Once the Accelerated Beneficiary Protection Death Benefit is elected, the Owner may only be changed to an individual who is the same age or younger than the oldest current Owner.


PAY-OUT PERIOD PROVISIONS


General



You have a choice of several different ways of receiving annuity benefit payments from us.



Generally, we will begin paying annuity benefits to the Annuitant under the Contract on the Contract's Maturity Date (the first day of the Pay-out Period). The Maturity Date is the date specified on your Contract's specifications page or as specified in your application for the Contract, unless you change that date. If no date is specified, the Maturity Date is the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary. For John Hancock New York Contracts, the maximum Maturity Date will be the date the oldest annuitant obtains age 90. You may specify a different Maturity Date at any time by written request at least one month before both the previously specified and the new Maturity Date. The new Maturity Date may not be later than the previously specified Maturity Date unless we consent. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (see "Federal Tax Matters"). Distributions from Qualified Contracts may be required before the Maturity Date.



You may select the frequency of annuity benefit payments. However, if the Contract Value at the Maturity Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Maturity Date.


Annuity Options


Annuity benefit payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default, a Fixed Annuity option in the form of a life annuity with payments guaranteed for ten years as described below. We will determine annuity benefit payments based on the Investment Account value of each Investment Option at the Maturity Date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts. Once annuity benefit payments commence, we may not change the Annuity Option and the form of settlement.



Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.



We guarantee the following Annuity Options are offered in the Contract.



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


     OPTION 1(A): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because there is no guarantee that we will make any minimum number of payments, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due.



     OPTION 1(B): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if the Annuitant dies prior to the end of the tenth year.



     OPTION 2(A): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co- Annuitant. Because there is no guarantee that we will make any minimum number of payments, an Annuitant or co- Annuitant may receive only one payment if the Annuitant and co- Annuitant die prior to the date the second payment is due.



     OPTION 2(B): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity benefit payments to the end of such period if both the Annuitant and the co- Annuitant die prior to the end of the tenth year.



In addition to the foregoing Annuity Options which we are contractually obligated to offer at all times, we currently offer the following Annuity Options. We may cease offering the following Annuity Options at any time and may offer other Annuity Options in the future.



     OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARs - An annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for the specific number of years, we make annuity benefit payments to the end of the last year of the 5, 15 or 20 year period.



     OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the Annuitant and a designated co- Annuitant and two-thirds payments during the lifetime of the survivor. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co- Annuitant may receive only one payment if the Annuitant and co- Annuitant die prior to the date the second payment is due.


     OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.


FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity benefit payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for surrender.



If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, we will make no future annuity benefit payments.



PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. We permit partial surrenders after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined on the day we receive your written request for surrender.


If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining period certain.


FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period"), on death, withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.



We determine the amount of each Fixed Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate table in the Contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity benefit payments.


Determination of Amount of the First Variable Annuity Benefit Payment


We determine the first Variable Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the annuity tables contained in the Contract. We will determine the amount of the



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


Contract Value as of the date not more than ten Business Days prior to the Maturity Date. We will reduce Contract Value used to determine annuity benefit payments by any applicable premium taxes.



The rates contained in the annuity tables vary with the Annuitant's sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans. Under such tables, the longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity benefit payment will be.


Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments


We will base Variable Annuity benefit payments after the first one on the investment performance of the Sub-Accounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity benefit payment from each Sub-Account by the Annuity Unit value of that Sub-Account (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Sub-Account is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity benefit payment is due, and the resulting amounts for each Sub-Account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made). We will deduct a pro-rata portion of the administration fee from each annuity benefit payment.



The value of an Annuity Unit for each Sub-Account for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Sub-Account (see "Net Investment Factor") for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.



A 3% assumed interest rate is built into the annuity tables in the Contract used to determine the first Variable Annuity payment. The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity benefit payments will not decrease is 4.04%.


Transfers During Pay-out Period


Some transfers are permitted during the Pay-out Period, but subject to different limitations than during the Accumulation Period.



Once Variable Annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one Sub-Account to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity benefit payment to which your transfer will apply. We will make transfers after the Maturity Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity benefit payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the Annuity Units for the new Sub-Account selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity benefit payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


Death Benefit During Pay-out Period


If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.



Optional Guaranteed Minimum Income Benefits



Please see Appendix E: "Optional Guaranteed Minimum Income Benefits" for a general description of the Optional Guaranteed Retirement Income Benefit Riders that may enhance guaranteed income benefits under the Contract you purchased. These optional benefit Riders guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. We base the guarantee on an amount called the "Income Base," which can be increased or decreased as provided in the Riders. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders cannot be revoked once elected.



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OTHER CONTRACT PROVISIONS



Right to Review



You have a right to cancel your Contract within the permitted time.



You may cancel the Contract by returning it to our Annuities Service Center or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (minus any Unpaid Loans) computed at the end of the Business Day on which we receive your returned Contract.



No withdrawal charge is imposed upon return of a Contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all Purchase Payments if this is greater than the amount otherwise payable. If you purchased your Contract in New York with the optional Payment Credit Rider, we will reduce the amount returned to you by the amount of any Payment Credit applied to your initial Purchase Payment. See "Payment Credit" for additional information.



If you purchased your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. For example, in New York, you may return the Contract at any time within 60 days after receiving it. Replacement of an existing annuity contract generally is defined as the purchase of a new contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new a Contract is a replacement of an existing contract.



(Applicable to Residents of California Only) Residents in California age 60 and greater may cancel the Contract by returning it to our Annuities Service Center or agent at any time within 30 days after receiving it. We will allocate your Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payments during this 30 day period to a Fixed Investment Option (if available), or to one or more of the Variable Investment Options. If you cancel the Contract during this 30 day period and your Purchase Payments were allocated to a Fixed Investment Option or the Money-Market Investment Option, we will pay you the original amount of your Purchase Payments. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Fund), we will pay you the Contract Value, (minus any Unpaid Loans), computed at the end of the Business Day on which we receive your returned Contract.



Ownership



You own the Contract.



Prior to the Maturity Date, the Contract Owner is the person designated in the Contract or certificate specifications page or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.



In the case of Non-Qualified Contracts, Ownership of the Contract may be changed or the Contract may be collaterally assigned at any time prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the Ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract for federal tax purposes. A collateral assignment will be treated as a distribution from the Contract and will be tax reported as such. An addition or substitution of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change and treating that value as a Purchase Payment made on that date for purposes of computing the amount of the death benefit.



Any change of Ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuities Service Center. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable Beneficiary.



In the case of Qualified Contracts, Ownership of the Contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.



GROUP CONTRACTS. An eligible member of a group to which a group contract has been issued may have become an Owner under the Contract by submitting a completed application, if required by us, and a minimum Purchase Payment. If so, we issued a Contract summarizing the rights and benefits of that Owner under the group contract, or we issued an individual contract to an applicant acceptable to us. We reserve the right to decline to issue a Contract to any person in our sole discretion. All rights and privileges under the Contract may be exercised by each Owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the group contract was issued may restrict an Owner's ability to exercise such rights and privileges.



In the case of a group annuity contract, we may not modify the group contract or any Contract without consent of the group holder or the Owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risk charges, annuity purchase rates and the market value charge as to any Contract issued after the effective date of the modification.



All Contract rights and privileges not expressly reserved to the group holder may be exercised by each Owner as to his or her interests as specified in his or her Contract. Prior to the Maturity Date, an Owner is the person designated in an application or as subsequently named. On and after a certificate's Maturity Date, the Annuitant is the Owner and after the death of the Annuitant, the Beneficiary is the Owner. In the case of Non-Qualified Contracts, Ownership of the Contract may be changed at any time. In the case of Non-Qualified Contracts, an Owner may assign his or her interest in the Contract during the lifetime of the Annuitant prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Assigning a Contract or interest therein, or changing the Ownership of a Contract, may be treated as a distribution of all or a portion of the Contract Value for Federal tax purposes. Any change of Ownership or assignment must be made in writing. Any change must be approved by us. Any assignment and any change, if approved, will be effective as of the date on which written. We assume no liability for any payments made or actions taken before a change is approved or assignment is accepted or responsibility for the validity or sufficiency of any assignment.



ACCEPTANCE OF CONTRACTS. We have discontinued new applications and issuance of new group contracts.



Annuitant



The Annuitant is either you or someone you designate.



The Annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The Annuitant is entitled to receive all annuity benefit payments under the Contract. If the Contract Owner names more than one person as an "Annuitant," the second person named shall be referred to as "co- Annuitant." The Annuitant is as designated on the Contract specifications page or in the application, unless changed. Any change of Annuitant must be made in writing in a form acceptable to us. We must approve any change.



On the death of the Annuitant prior to the Maturity Date, the co- Annuitant, if living, becomes the Annuitant. If there is no living co- Annuitant, the Owner becomes the Annuitant. In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract on the Maturity Date.



If any Annuitant is changed and any Contract Owner is not a natural person, the entire interest in the Contract must be distributed to the Contract Owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.



Beneficiary



The Beneficiary is the person you designate to receive the death benefit if you die.



The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, that person will be treated as the Beneficiary. The Beneficiary may be changed subject to the rights of any irrevocable Beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts Treasury Department regulations may limit designations of beneficiaries.


Modification


We may not modify your Contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. However, in the case of group contracts, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risks charges, annuity payment rates and the market value charge as to any Contracts issued after the effective date of the modification.


Our Approval


We reserve the right to accept or reject any Contract application at our sole discretion.



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Misstatement and Proof of Age, Sex or Survival


We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.



FIXED INVESTMENT OPTIONS



Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and each Company's General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, Federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.



INTEREST RATES AND AVAILABILITY. Currently, we do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option under the DCA program (see "Special Transfer Services-Dollar Cost Averaging" for details). However, we may make available Fixed Investment Options under the Contract in the future. A Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.



Certain states may impose restrictions on the availability of Fixed Investment Options under your Contract.



TRANSFERS. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.



You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Maturity Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish as single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Maturity Date.



Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.



RENEWALS. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period. If you do not specify a renewal option, we will select the one-year Fixed Investment Option.



MARKET VALUE CHARGE. Any amount withdrawn, transferred or borrowed from an investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The purpose of the charge is to compensate us for our investment losses on amounts withdrawn, transferred or borrowed prior to the maturity date. The formula for calculating this charge is set forth below. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below. In the case of group contracts issued by John Hancock USA, John Hancock USA reserves the right to modify the market value charge as to any certificates issued after the effective date of a change specified in written notice to the group holder.


The adjustment factor is determined by the following formula: 0.75x(B-A)xC/12 where:

     A -  The guaranteed interest rate on the investment account.

     B - The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

     C - The number of complete months remaining to the end of the guarantee period.

For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).


We make no market value charge on withdrawals from the Fixed Investment Option in the following situations:



-    death of the Owner;


-    amounts withdrawn to pay fees or charges;


- amounts applied at the Maturity Date to purchase an annuity at the guaranteed rates provided in the Contract;


- amounts withdrawn from investment accounts within one month prior to the end of the guarantee period;


-    amounts withdrawn from a one-year Fixed Investment Option; and



- amounts withdrawn in any Contract Year that do not exceed 10% of (i) total Purchase Payments less (ii) any prior partial withdrawals in that Contract Year.


Notwithstanding application of the foregoing formula, in no event will the market value charge:


- be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%,


- together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or


- reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the Contract.



The cumulative effect of the market value and withdrawal charges could result in a Contract Owner receiving total withdrawal proceeds of less than the Contract Owner's Purchase Payments.



LOANS. We offer a loan privilege only to owners of Contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under "Loans" (See "Federal Tax Matters"). The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred. THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF YOU ELECTED THE GUARANTEED PRINCIPAL PLUS FOR LIFE OR GUARANTEED PRINCIPAL PLUS OPTIONAL BENEFIT RIDERS.



CHARGES. No asset based charges are deducted from Fixed Investment Options.

                             Charges and Deductions



Charges and deductions under the Contracts are assessed against Purchase Payments, Contract Values or annuity benefit payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Funds that are described in the Fund prospectuses. For information on the fees charged for optional benefits, see the Fee Tables.


WITHDRAWAL CHARGES


If you make a withdrawal from your Contract during the Accumulation Period, we may assess a withdrawal charge. We base the withdrawal charge on Purchase Payments that have been in the Contract less than 7 complete Contract Years (8 complete years if you elected the Payment Credit Rider in New York). We do not assess a withdrawal charge with respect to i) earnings accumulated in the Contract, (ii) Payment Credits and any earnings attributable to Payment Credits,
iii) certain other "free withdrawal amounts" described below or iv) Purchase Payments that have been in the Contract more than 7 complete Contract Years (8 complete years if you elected the Payment Credit Rider in New York). In no event may the total withdrawal charges exceed 6% (8% if you elected the Payment Credit Rider in New York) of the amount invested.



We first allocate a withdrawal to a "free withdrawal amount" and second to "unliquidated Purchase Payments". We do not impose a withdrawal charge on amounts allocated to the free withdrawal amount. In any Contract Year, the free withdrawal amount for that year is the greater of:



- 10% of total Purchase Payments (less all prior partial withdrawals in that Contract Year); and



- the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over unliquidated Purchase Payments).



Withdrawals of up to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied first to withdrawals from Variable Investment Options and then to withdrawals from the Fixed Investment options.



If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to Purchase Payments which will be "liquidated" on a first-in first-out basis. On any withdrawal request, we will liquidate Purchase Payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order the Purchase Payments were made: the oldest unliquidated Purchase Payment first, the next Purchase Payment second, etc., until all Purchase Payments have been liquidated.



Upon a full surrender of a John Hancock USA Contract, we will liquidate the excess of all unliquidated Purchase Payments over the free withdrawal amount for purposes of calculating the withdrawal charge.



Each Purchase Payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the Purchase Payment has been in the Contract. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown below.



                            MAXIMUM WITHDRAWAL CHARGE
                      (as percentage of Purchase Payments)



                                     JOHN HANCOCK NEW YORK         JOHN HANCOCK NEW YORK
               JOHN HANCOCK USA   (WITH PAYMENT CREDIT RIDER)   (WITH PAYMENT CREDIT RIDER)
               ----------------   ---------------------------   ---------------------------
First Year            6%                       6%                            8%
Second Year           6%                       6%                            8%
Third Year            5%                       5%                            7%
Fourth Year           5%                       5%                            7%
Fifth Year            4%                       4%                            5%
Sixth Year            3%                       3%                            4%
Seventh Year          2%                       2%                            3%
Eighth Year           0%                       0%                            1%
Thereafter            0%                       0%                            0%



The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.



We deduct the withdrawal charge from the Contract Value remaining after the Contract Owner is paid the amount requested, except in the case of a complete withdrawal when we deduct it from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.


There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant, and we impose no withdrawal charges on the Maturity Date if the Contract Owner annuitizes as provided in the Contract.



Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts or from our general assets. Similarly, administrative expenses not fully recovered by the administration fee may also be recovered from such other sources.



For examples of calculation of the withdrawal charge, see Appendix A to this Prospectus. In the case of group annuity Contracts issued by John Hancock USA, John Hancock USA reserves the right to modify the withdrawal charge as to certificates issued after the effective date of a change specified in written notice to the group holder.


Waiver of Applicable Withdrawal Charge - Confinement to Eligible Nursing Home (John Hancock USA only)

In states where approved, any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all the following apply:


- the Owner has been confined to an "Eligible Nursing Home" for at least 180 days (the waiver does not apply to the confinement of any Annuitant unless the Owner is a non-natural person;



-    the confinement began at least one year after the Contract Date;


-    confinement was prescribed by an "physician";


- both the Owner and the Annuitant are alive as of the date we pay the proceeds of such total withdrawal;


- the request for a total withdrawal and "Due Proof of Confinement" are received by us, in good order, no later than 90 days after discharge.

An "Eligible Nursing Home" is a licensed "Long Term Care Facility" or "Hospital" providing medically necessary inpatient care that is prescribed in writing by a licensed "Physician" and is based on physical limitations which requires daily living in an institutional setting. A "Long Term Care Facility" is a facility which (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A "Hospital" is a facility which is (a) licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed physicians; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.


A "Physician" is a person other than you, the Annuitants(s) or a member of your or the Annuitant's families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.



"Due Proof of Confinement" is a letter signed by an eligible "Physician" containing: (a) the date the Owner was confined, (b) the name and location of the "Eligible Nursing Home," (c) a statement that the confinement was medically necessary in the judgment of the Physician and (d) if applicable, the date the Owner was released from the "Eligible Nursing Home".



The waiver is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver described above is not available in all states and was not available for Contracts issued prior to May 1, 2002. Certain terms may vary depending on the state of issue as noted in your Contract. Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty (see "Federal Tax Matters").



ANNUAL CONTRACT FEE



We will deduct each year an annual Contract fee of $30 as partial compensation for the cost of providing all administrative services attributable to the Contracts and the operations of the Separate Account and us in connection with the Contracts. However, if prior to the Maturity Date the Contract Value is equal to or greater than $99,000 at the time of the fee's assessment, the fee will be waived. During the Accumulation Period, this Contract fee is deducted on the last day of each Contract Year. It is withdrawn from each Investment Option in the same proportion that the value of such Investment Option bears to the Contract Value. If the entire Contract is withdrawn on other than the last day of any Contract Year, the $30 Contract fee will be deducted from the amount paid. During the Pay-out Period, the fee is deducted on a pro-rata basis from each annuity payment.

ASSET-BASED CHARGES



We deduct asset-based charges on an annual basis for administration, distribution and mortality and expense risks, assuming no optional benefit has been elected. We do not assess asset-based charges against Fixed Investment Options.



Daily Administration Fee



We allocate a portion of the asset-based charges shown in the Fee Tables to help cover our administrative expenses. We deduct a daily charge in an amount equal to 0.15% of the value of each Variable Investment Option on an annual basis deducted from each Sub-Account to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option. Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees.



Mortality and Expense Risks Fee



The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see "Death Benefit During Accumulation Period"). The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.



To compensate us for assuming these risks, we deduct from each of the Sub-Accounts a daily charge. The charge is an amount equal to 1.25% of the value of the Variable Investment Options on an annual basis (1.60% if the Optional Payment Credit Rider is elected in New York). In the case of individual Contracts, the rate of the mortality and expense risks charge cannot be increased. In the case of group contracts, the rate of the mortality and expense risks charge can be increased, but only as to certificates issued after the effective date of the increase and upon 60 days' prior written notice to the group holder. If the asset-based charges are insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charges prove more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk.


REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS


We may reduce or eliminate the amount of the charges and deductions for certain Contracts. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:



- The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts;



- The total amount of Purchase Payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones;



- The nature of the group or class for which the Contracts are being purchased will be considered including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts;



- Any prior or existing relationship with us will be considered. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts;



- The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses;


- There may be other circumstances of which we are not presently aware, which could result in reduced expenses.


If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. In the case of group contracts, we may issue Contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the Contracts and certificates have been generally designed.



We will eliminate the withdrawal charge when a Contract is issued to officers, trustees, directors or employees (or a relative thereof) of ours, of any of our affiliates, or of the John Hancock Trust. In no event will reduction or elimination of the charges or deductions be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

PREMIUM TAXES


We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.


We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.



In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.



                          PREMIUM TAX RATE
 STATE OR   ---------------------------------------------
TERRITORY   QUALIFIED CONTRACTS   NON-QUALIFIED CONTRACTS
---------   -------------------   -----------------------
CA                 0.50%                  2.35%
GUAM               4.00%                  4.00%
ME(A)              0.00%                  2.00%
NV                 0.00%                  3.50%
PR                 3.00%                  3.00%
SD(A)              0.00%                  1.25%(B)
WV                 1.00%                  1.00%
WY                 0.00%                  1.00%



(A)    We pay premium tax upon receipt of Purchase Payment.



(B)    0.80% on Purchase Payments in excess of $500,000.

                               Federal Tax Matters


INTRODUCTION


The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.



This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


OUR TAX STATUS


We are taxed as a life insurance company. Because the operations of the Separate Account are a part of, and are taxed with, our operations, the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Separate Account, but the operations of the Separate Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. Our use of these tax credits and deductions will not adversely affect or benefit the Separate Account. We do not anticipate that we will be taxed on the income and gains of the Separate Account in the future, but if we are, we may impose a corresponding charge against the Separate Account.



The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or the Separate Account. Currently, we do not anticipate making a charge of such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.



SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS



At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals.



We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser before electing any optional benefit Riders.



The optional Guaranteed Minimum Withdrawal Benefit Riders (i.e., Guaranteed Principal Plus and Guaranteed Principal Plus for Life) available under the Contracts provide benefits that differ from those traditionally offered under variable annuity contracts. If either of these Riders is in effect, the Contract Owner or his or her Beneficiary may be entitled to withdrawals under the Rider's "settlement phase" even if the Contract Value is zero. Such withdrawals are treated as withdrawals for income tax purposes, and if the investment in the Contract has been fully recovered, they are fully includible in income.



If you purchased a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" below.



NON-QUALIFIED CONTRACTS



(Contracts Not Purchased to Fund a Qualified Plan)



Undistributed Gains



Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.



However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments



When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.



In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.



Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."



Surrenders, Withdrawals and Death Benefits



When we make a single sum payment from your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.



When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.



For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.



As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the Contract Value exceeds the investment in the Contract. There is some uncertainty regarding the effect certain optional benefits, e.g., the Guaranteed Principal Plus for Life Rider, and the effect a Fixed Investment Option's market value adjustment might have on the amount treated as "Contract Value" for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how such optional benefits or the market value adjustment are treated.



There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.





Taxation of Death Benefit Proceeds


All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.



Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:



- if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or



- if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or



- If distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.



     After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:



- if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or



- if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.


Penalty Tax on Premature Distributions


There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:



-    received on or after the date on which the Contract Owner reaches age
     59 1/2;



- attributable to the Contract Owner becoming disabled (as defined in the tax law);



- made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;



- made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;



-    made under a single-premium immediate annuity contract; or


- made with respect to certain annuities issued in connection with structured settlement agreements.


Puerto Rico Non-Qualified Contracts



(John Hancock USA Contracts)



Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.



Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.



Diversification Requirements



Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.



In certain circumstances, the Owner of a variable annuity contract may be considered the Owner, for federal income tax purposes, of the assets of the Separate Account used to support the Contract. In those circumstances, income and gains from the Separate Account assets would be includible in the Contract Owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable Contract Owner will be considered the Owner of Separate Account assets if the Contract Owner possesses incidents of Ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.



The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the Owner of your Contract's proportionate share of the assets of the Separate Account.



We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.



QUALIFIED CONTRACTS



(Contracts Purchased for a Qualified Plan)



The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix C of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.



We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.



The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.



Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co- Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co- Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.



Special minimum distribution requirements govern the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Benefit, Guaranteed Principal Plus or Guaranteed Principal Plus for Life may affect the amount of the required minimum distributions that must be made under the Contract. These special rules may also affect your ability to use any guaranteed retirement income optional benefit Riders in connection with certain Qualified Plans, including IRAs. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.



Penalty Tax on Premature Distributions



There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:



-    received on or after the date on which the Contract Owner reaches age
     59 1/2;



- received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or



- made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).



These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.



When we issue a Contract in connection with a Qualified Plan, we will amend it as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.



Tax-Free Rollovers



If permitted under your plan, you may make a tax-free rollover from:



-    a traditional IRA to another traditional IRA;



- a traditional IRA to another Qualified Plan, including a Section 403(b) plan;



- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA;



- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another Qualified Plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions;



- a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization (by means of a direct trustee-to-trustee transfer only); and



- a traditional IRA to a Roth IRA, subject to special withholding restrictions discussed below.



In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan.



WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.



Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to a Qualified Plan. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


Loans


A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.



Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.



The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.



Puerto Rico Contracts Issued to Fund Retirement Plans



(John Hancock USA Contracts)



The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.



SEE YOUR OWN TAX ADVISER



The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                                 General Matters

ASSET ALLOCATION SERVICES


We are aware that certain third parties are offering asset allocation services ("Asset Allocation Services") in connection with the Contract through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account's policies that we have adopted to discourage disruptive frequent trading activity. (See "Transfers Among Investment Options.") WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.


RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM


(for Contracts issued by John Hancock USA)



Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a Variable Annuity Contract issued under the ORP only upon:



- termination of employment in the Texas public institutions of higher education;



-    retirement;



-    death; or


-    the participant's attainment of age 70 1/2.


Accordingly, before any amounts may be distributed from the Contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP. Loans are not available under Contracts subject to the ORP.


DISTRIBUTION OF CONTRACTS


We pay compensation for sales of the Contracts.



John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered through this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.


JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").


We offer the Contracts for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. also is an affiliated broker-dealer.



JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the Contracts described in this Prospectus that they would not pay in connection with the sale of other Contracts issued by unaffiliated companies.



A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the Contracts, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.


Standard Compensation


The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 7% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount of compensation paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. This compensation is not paid directly by Contract Owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see "Charges And Deductions").



Additional Compensation and Revenue Sharing



To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the Contracts, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable NASD rules and other applicable laws and regulations, JH Distributors and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.



These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.


Differential Compensation


Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable Contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a Contract.


CONFIRMATION STATEMENTS


We will send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, we will deem you to have ratified the transaction.





REINSURANCE ARRANGEMENTS


From time to time, we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees or other obligations.

            Appendix A: Examples of Calculation of Withdrawal Charge


EXAMPLE 1 - Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made, there are no partial withdrawals, and the Payment Credit Rider is not elected. The table below illustrates five examples of the withdrawal charges that would be imposed if the Contract is completely withdrawn, based on hypothetical Contract Values.



                                                           WITHDRAWAL CHARGE
CONTRACT    HYPOTHETICAL    FREE WITHDRAWAL    PAYMENTS    -----------------
  YEAR     CONTRACT VALUE       AMOUNT        LIQUIDATED    PERCENT   AMOUNT
--------   --------------   ---------------   ----------    -------   ------
2              55,000           5,000(A)      50,000           6%      3,000
4              50,500           5,000(B)      45,500           5%      2,275
6              60,000          10,000(C)      50,000           3%      1,500
7              35,000           5,000(D)      45,000 (D)       2%        900
8              70,000          20,000(E)      50,000           0%          0



During any Contract Year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the Contract less any prior partial withdrawals in that Contract Year.



(A) In the second Contract Year the earnings under the Contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (Contract Value less free withdrawal amount).



(B) In the example for the fourth Contract Year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments (50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (Contract Value less free withdrawal amount).



(C) In the example for the sixth Contract Year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (Contract Value less free withdrawal amount).



(D) In the example for the seventh Contract Year, the Contract has negative accumulated earnings ($35,000 - $50,000), so the free withdrawal amount is equal to 10% of payments (50,000 x 10% = $5,000) and the withdrawal charge is applied to total payments less the free withdrawal amount. This calculation only applies to Contracts issued on or after April 1, 2003. For John Hancock USA Contracts issued prior to April 1, 2003 and for any John Hancock NY Contract, the withdrawal charge would be applied to the lesser of the total payments or the Contract Value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000
     - $5,000).



(E) There is no withdrawal charge on any payments liquidated that have been in the Contract for at least 7 years.



EXAMPLE 2 - Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made, the Payment Credit Rider is not elected, and there are a series of four partial withdrawals made during the second Contract Year of $2,000, $5,000, $7,000 and $8,000.


                                                                     WITHDRAWAL CHARGE
HYPOTHETICAL     PARTIAL WITHDRAWAL   FREE WITHDRAWAL    PAYMENTS    -----------------
CONTRACT VALUE        REQUESTED            AMOUNT       LIQUIDATED    PERCENT   AMOUNT
--------------   ------------------   ---------------   ----------    -------   ------
65,000                  2,000            15,000(A)             0         5%         0
49,000                  5,000             3,000(B)         2,000         5%       100
52,000                  7,000             4,000(C)         3,000         5%       150
44,000                  8,000                 0(D)         8,000         5%       400


The free withdrawal amount during any Contract Year is the greater of the Contract Value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that Contract Year.



(A) For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.



(B) The Contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current Contract Year, the remaining free withdrawal amount during the third Contract Year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.



(C) The Contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.



(D) The free withdrawal amount is zero since the Contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year the full 10% of payments would be available again for withdrawal requests during that year.

                        Appendix B : Qualified Plan Types



TRADITIONAL IRAS



Individual Retirement Annuities



Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.



The Contract may be issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Benefit, Guaranteed Principal Plus or Guaranteed Principal Plus for Life. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.



Distributions



In general, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.



The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.


ROTH IRAS


Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.



Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:



-    made after the Owner attains age 59 1/2;



-    made after the Owner's death;



-    attributable to the Owner being disabled; or


- a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.


In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA. A Roth IRA, however, may not accept rollover contributions from other Qualified Plans, except (and only to the extent) that you can attribute designated Roth contributions to the rollover.



If the Contract is issued with certain death benefits or an optional benefit Rider, such as a Guaranteed Retirement Income Benefit, Guaranteed Principal Plus or Guaranteed Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.



Conversion to a Roth IRA



You can convert a traditional IRA to a Roth IRA, unless:



-    you have adjusted gross income over $100,000; or



-    you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.



You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.


SIMPLE IRA PLANS


In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with a death benefit or an optional benefit Rider, such as a Guarantee Retirement Income Program benefit, Guaranteed Principal Plus or Guaranteed Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA. Employers intending to use the Contract in connection with such plans should seek independent tax advice.


SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)


Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Benefit, Guaranteed Principal Plus or Guaranteed Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.



TAX-SHELTERED ANNUITIES



Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on Purchase Payments, and other tax consequences. In particular, purchasers should note that the Contract provides death benefit options that may exceed both aggregate Purchase Payments and Contract Value under the incidental death benefit rules. It is possible that the death benefit could result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Benefit, Guaranteed Principal Plus or Guaranteed Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions that must be made.


Tax-sheltered annuity contracts must contain restrictions on withdrawals of:


- contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;



-    earnings on those contributions; and



- earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.



These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)


PENSION AND PROFIT SHARING PLANS QUALIFIED UNDER SECTION 401(A)


In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "Owner-employee".



Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the Contract" (as defined in the Code), if any. In general, an employee's "investment in the Contract" equals the aggregate amount of after tax premium payments made by the employee.



Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. (In the case of an employee who is a 5-percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the year in which the employee reaches age 70 1/2.)


CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS


The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed both aggregate Purchase Payments and Contract Value. It is possible that the presence of the death benefit could result in currently taxable income to the participant under the incidental death benefit rules. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with a death benefit or an optional benefit Rider, such as a Guaranteed Retirement Income Benefit, Guaranteed Principal Plus or Guaranteed Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS


Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.



A Section 457 plan must satisfy several conditions, including the following:



- it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency); and



- all compensation deferred under the plan must remain solely the employer's property, subject to the claims of the employer's creditors.



When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                  Appendix C: Optional Enhanced Death Benefits



This Appendix provides a general description of the optional enhanced death benefit Riders that may have been available at the time you purchased a Wealthmark Contract. If you purchased an optional enhanced death benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.



YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY ENHANCED DEATH BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the Tax Considerations section of the Prospectus for information about optional benefit Riders.



The following is a list of the optional enhanced death benefit Riders that you may have had available to you at issue. Not all Riders were available at the same time or in all states.



     1.   Enhanced Earnings Death Benefit - Not offered in New York or
          Washington



     2.   Accelerated Beneficiary Protection Death Benefit - Not offered in New
          York



ENHANCED EARNINGS DEATH BENEFIT (NOT OFFERED IN NEW YORK OR WASHINGTON)



Depending on availability, you may have elected the optional Enhanced Earnings Death Benefit for an additional charge of 0.20% of the value of the Variable Investment Options. With this benefit, on the death of any Contract Owner prior to the Maturity Date, John Hancock USA will pay the death benefit otherwise payable under the Contract plus the benefit payable under the Enhanced Earnings Death Benefit. Election of the Enhanced Earnings Death Benefit may only be made at issue, is irrevocable, and it may only be terminated as described below.



Subject to the maximum amount described below, the Enhanced Earnings Death Benefit provides a payment equal to 40% of the appreciation in the Contract Value (as defined below) upon the death of any Contract Owner if the oldest Owner is 69 or younger at issue, and 25% if the oldest Owner is 70 or older at issue.



The appreciation in the Contract Value is defined as the Contract Value less the sum of all Purchase Payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any Unpaid Loans under a Contract in the case of Qualified Contracts.



If the oldest Owner is 69 or younger at issue, the maximum amount of the Enhanced Earnings Death Benefit is equal to 40% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals. If the oldest Owner is 70 or older at issue, the maximum amount of the Enhanced Earnings death benefit is equal to 25% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals.



The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:



     (i)  is equal to the Enhanced Earnings benefit prior to the withdrawal; and



     (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



If the Beneficiary under the Contract is the deceased Owner's spouse and elects not to take the death benefit as a lump sum, upon the death of any Owner the Contract and the Enhanced Earnings Death Benefit will continue with the surviving spouse as the new Contract Owner. In this case, upon the death of the surviving spouse prior to the Maturity Date, a second Enhanced Earnings benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary.



For purposes of calculating the Enhanced Earnings benefit payable on the death of the surviving spouse, the Enhanced Earnings benefit will be equal to zero on the date of the first Contract Owner's death and the death benefit payable upon the first Contract Owner's death will be treated as a Purchase Payment. In addition, all Purchase Payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first Contract Owner's death, will not be considered in determining the Enhanced Earnings benefit.



Termination of the Enhanced Earnings Death Benefit



The Enhanced Earnings Death Benefit will terminate upon the earliest to occur of
(a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Enhanced Earnings benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including the Enhanced Earnings Death Benefit) as the new Owner.



Enhanced Earnings Fee



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


A daily charge in an amount equal to 0.20% of the value of each Variable Investment Option on an annual basis is deducted from each Sub-Account for the Enhanced Earnings Death Benefit.



Qualified Retirement Plans



If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without the Enhanced Earnings Death Benefit) may have on your plan (see Appendix B: "Qualified Plan Types"). Please consult your tax advisor.



THE ELECTION OF THE ENHANCED EARNINGS DEATH BENEFIT ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.



ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT (NOT OFFERED IN NEW YORK)



Depending on availability, you may have elected the Accelerated Beneficiary Protection Death Benefit, which provides a death benefit, upon the death of any Owner prior to the Maturity Date. Under the Accelerated Beneficiary Protection Death Benefit, no death benefit is payable on the death of any Annuitant, except that if any Contract Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. This benefit was available for Contracts issued between December, 2003 and December, 2004.



Once the Accelerated Beneficiary Protection Death Benefit is elected, it is irrevocable. If the Accelerated Beneficiary Protection Death Benefit is elected, the death benefit paid under the Accelerated Beneficiary Protection Death Benefit replaces any death benefit paid under the terms of the Contract. An additional fee of 0.50% (as a percentage of the Accelerated Beneficiary Protection Death Benefit) is imposed for the Accelerated Beneficiary Protection Death Benefit (see "Accelerated Beneficiary Protection Death Benefit Fee" below). Once the Accelerated Beneficiary Protection Death Benefit is elected, the Owner may only be changed to an individual that is the same age or younger than the oldest current Owner.



The death benefit paid under the Accelerated Beneficiary Protection Death Benefit ("Accelerated Beneficiary Protection Death Benefit") is determined as of the date on which written notice and proof of death and all required forms are received at the Company's Annuities Service Center in good order. The amount of the Accelerated Beneficiary Protection Death Benefit is equal to:



The "Enhanced Earnings Death Benefit" factor plus the greatest of:



-    the Contract Value;


-    the Return of Purchase Payments Death Benefit Factor;

-    the Annual Step Death Benefit Factor; or

-    the Graded Death Benefit Factor.


WE MAY OFFER OTHER OPTIONAL RIDERS WHOSE BENEFITS AND THE NAMES OF SUCH BENEFITS ARE SIMILAR TO THE ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT FACTORS REFERENCED ABOVE. THESE OTHER OPTIONAL RIDERS ARE SEPARATE AND DISTINCT FROM THE ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT FACTORS REFERENCED ABOVE, THEY CONTAIN SEPARATE OPTIONAL RIDER CHARGES AND THEIR BENEFITS AND LIMITATIONS MAY BE DIFFERENT.



If there is any Debt, the Accelerated Beneficiary Protection Death Benefit equals the amount described above less Debt under the Contract.



If the Beneficiary is the deceased Owner's spouse, and the Accelerated Beneficiary Protection Death Benefit is not taken in one sum immediately, the Contract and the Accelerated Beneficiary Protection Death Benefit Rider will continue with the surviving spouse as the new Owner. Upon the death of the surviving spouse prior to the Maturity Date, a second Accelerated Beneficiary Protection Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary in accordance with the provisions of the Contract.



For purposes of calculating the second Accelerated Beneficiary Protection Death Benefit, payable upon the death of the surviving spouse:



- The Accelerated Beneficiary Protection Death Benefit paid upon the first Owner's death ("first Accelerated Beneficiary Protection Death Benefit") is not treated as a Purchase Payment to the Contract;



- In determining the "Enhanced Earnings Death Benefit" Factor (see "Enhanced Earnings Death Benefit Factor" below), on the date the first Accelerated Beneficiary Protection Death Benefit was paid, the Earnings Basis is reset to equal the first Accelerated Beneficiary Protection Death Benefit. The Earnings Basis will be increased for any Purchase Payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first Accelerated Beneficiary Protection Death Benefit was paid. All Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date the first Accelerated Beneficiary Protection Death Benefit was paid will not be considered in the determination of the "Enhanced Earnings Death Benefit" Factor;



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


- In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step Death Benefit Factor; and (d) the Graded Death Benefit Factor), all Purchase Payments and all withdrawals before and after the date the first Accelerated Beneficiary Protection Death Benefit was paid will be considered.


Return of Purchase Payments Death Benefit Factor


For purposes of the Accelerated Beneficiary Protection Death Benefit, the Return of Purchase Payments Death Benefit Factor is equal to the sum of all Purchase Payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals (see "Withdrawal Reductions" below.)



"Enhanced Earnings Death Benefit" Factor.



For purposes of the Accelerated Beneficiary Protection Death Benefit, the "Enhanced Earnings Death Benefit" factor is equal to 50% multiplied by Earnings, as defined under the "Enhanced Earnings Death Benefit" Factor calculation of the Accelerated Beneficiary Protection Death Benefit Rider. For purposes of the "Enhanced Earnings Death Benefit" Factor calculation, Earnings is equal to the Contract Value minus the Earnings Basis. The Earnings Basis is equal to 150% of each Purchase Payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals (see example and "Withdrawal Reductions" below.)



The Maximum "Enhanced Earnings Death Benefit" Factor is equal to 100% of the Earnings Basis.



EXAMPLE. Assume a single Purchase Payment of $100,000 is made into the Contract, no additional Purchase Payments are made and there are no partial withdrawals. Assume the Contract Value on the date the Accelerated Beneficiary Protection Death Benefit is determined is equal to $175,000:


-    Earnings Basis is equal to 150% of $100,000 or $150,000.


- Earnings is equal to $175,000 minus $150,000 or $25,000. NOTE THAT FOR PURPOSES OF THE ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT, EARNINGS ARE ALWAYS LESS THAN THE EXCESS OF ACCOUNT VALUE OVER PAYMENTS. IN THIS EXAMPLE, THEY ARE LESS THAN $75,000 (OR $175,000 MINUS $100,000).



-    "Enhanced Earnings Death Benefit" Factor is equal to 50% of $25,000 or
     $12,500.


Annual Step Death Benefit Factor


For purposes of the Accelerated Beneficiary Protection Death Benefit, the Annual Step Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the Accelerated Beneficiary Protection Death Benefit Rider but prior to the oldest Owner's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary increased by all Purchase Payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary (see "Withdrawal Reductions" below.)


Graded Death Benefit Factor


For purposes of the Accelerated Beneficiary Protection Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where:



1. is equal to the sum of each Purchase Payment multiplied by the applicable Payment Multiplier obtained from the table below:



  NUMBER OF COMPLETE YEARS
PAYMENT HAS BEEN IN CONTRACT   PAYMENT MULTIPLIER *
----------------------------   --------------------
              0                        100%
              1                        110%
              2                        120%
              3                        130%
              4                        140%
              5                        150%



* If a Purchase Payment is received on or after the oldest Owner's attained age 71, the Payment Multiplier equals 100% in all years. THUS, FOR PURCHASE PAYMENTS MADE ON OR AFTER THE OLDEST OWNER REACHES ATTAINED AGE 71, THE BENEFIT PROVIDED BY THE GRADED DEATH BENEFIT FACTOR IS EQUAL TO THE BENEFIT PROVIDED BY THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FACTOR.



2. is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on Purchase Payment and withdrawal history.



The Graded Death Benefit Factor will never be greater than Purchase Payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.



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


WITHDRAWAL REDUCTIONS. If total partial withdrawals taken during a Contract Year are less than or equal to 5% of total Purchase Payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the Contract Value attributed to the amount of each partial withdrawal.



The guaranteed death benefits provided by the Accelerated Beneficiary Protection Death Benefit are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total partial withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a subsequent Purchase Payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.



Investment Options



At the current time, there are no additional Investment Option restrictions imposed when the Accelerated Beneficiary Protection Death Benefit Rider is chosen.



WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. WE WILL NOTIFY THE OWNER IN WRITING AT LEAST 30 DAYS PRIOR TO RESTRICTING AN INVESTMENT OPTION. If an Investment Option is restricted, no transfers into the restricted Investment Options will be allowed and no new Purchase Payments may be allocated to the restricted Investment Options after the date of the restriction. Any amounts previously allocated to an Investment Option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed Investment Options may be renewed subject to terms of the Contract.



Termination of the Accelerated Beneficiary Protection Death Benefit Rider



The Owner may not terminate the Accelerated Beneficiary Protection Death Benefit Rider. However, the Accelerated Beneficiary Protection Death Benefit will terminate automatically upon the earliest of:



-    the date the Contract terminates;


-    the Maturity Date; or


- the later of the date on which the Accelerated Beneficiary Protection Death Benefit is paid, or the date on which the second Accelerated Beneficiary Protection Death Benefit is paid, if the Contract and the Accelerated Beneficiary Protection Death Benefit Rider are continued by the surviving spouse after the death of the original Owner.



Accelerated Beneficiary Protection Death Benefit Fee



Prior to termination of the Accelerated Beneficiary Protection Death Benefit Rider, on each Contract Anniversary, the Accelerated Beneficiary Protection Death Benefit fee is calculated by multiplying 0.50% by the Accelerated Beneficiary Protection Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the Accelerated Beneficiary Protection Death Benefit fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.



If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the Accelerated Beneficiary Protection Death Benefit fee from the amount paid upon withdrawal. The Accelerated Beneficiary Protection Death Benefit fee will be determined based on the Accelerated Beneficiary Protection Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the Accelerated Beneficiary Protection Death Benefit fee, the commencement of annuity benefit payments shall be treated as a total withdrawal.



Qualified Retirement Plans



If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without the Accelerated Beneficiary Protection Death Benefit) may have on your plan (see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits"). Please consult your tax advisor.

           Appendix D: Optional Guaranteed Minimum Withdrawal Benefits



This Appendix provides a general description of the optional guaranteed minimum withdrawal benefit Riders that may have been available at the time you purchased a Wealthmark ML3 Contract. If you purchased an optional guaranteed minimum withdrawal benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.



YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the Tax Considerations section of the Prospectus for information about optional benefit Riders.



The following guaranteed minimum withdrawal benefits may have been available to you when you purchased your Contract.



     Guaranteed Principal Plus - available December 8 2003 (May 20, 2004 for New York Contracts) to August 15, 2004; and



     Guaranteed Principal Plus for Life - available August 16, 2004 to December 31, 2005.



For John Hancock New York Contracts, Guaranteed Principal Plus and Guaranteed Principal Plus for Life may not have been available through all distribution partners.



GUARANTEED PRINCIPAL PLUS AND GUARANTEED PRINCIPAL PLUS FOR LIFE



Definitions.



We use the following definitions to describe how the Guaranteed Principal Plus and Guaranteed Principal Plus for Life optional benefits work:



Guaranteed Withdrawal Balance or means:



- The total amount we guarantee to be available for future periodic withdrawals during the Accumulation Period.



- The initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment, up to the maximum Guaranteed Withdrawal Balance.



-    The maximum Guaranteed Withdrawal Balance at any time is $5,000,000.



Guaranteed Withdrawal Amount means:



- The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period until the Guaranteed Withdrawal Balance is depleted.



- The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance.



-    The maximum Guaranteed Withdrawal Amount at any time is $250,000.



Reset means a reduction of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or, for Guaranteed Principal Plus for Life, the "Lifetime Income Amount". We may Reset guaranteed amounts if your annual withdrawals of Contract Value exceed the Guaranteed Withdrawal Amount or "Lifetime Income Amount".



Step-Up means an increase of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or "Lifetime Income Amount" on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.



For purposes of the following description of Guaranteed Principal Plus and Guaranteed Principal Plus for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.



We use additional terms to describe Guaranteed Principal Plus for Life:



Covered Person means:



- The person whose life we use to determine the duration of the Lifetime Income Amount payments.



- The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural Owner.



Lifetime Income Amount means:



- The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period after the Age 65 Contract Anniversary and while the Covered Person remains alive as an Owner or Annuitant of the Contract.



- We determine the initial Lifetime Income Amount on the Age 65 Contract Anniversary (or the date you purchase the benefit, if later.)



- The initial Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance at the time we make our determination.



Age 65 Contract Anniversary means the Contract Anniversary on, or next following, the date the Covered Person attains age 65.

Overview.



The Guaranteed Principal Plus and Guaranteed Principal Plus for Life optional benefit Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. We designed these Riders to guarantee the return of your investments in the Contract, as long as you limit your withdrawals each Contract Year during the Accumulation Period to a "Guaranteed Withdrawal Amount". In addition, under the Guaranteed Principal Plus for Life Rider we calculate a "Lifetime Income Amount" on the Age 65 Contract Anniversary, or at issue if the Covered Person is already 65 or older. If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Guaranteed Principal Plus for Life guarantees that we will make the Lifetime Income Amount benefit available to you, as long as that Covered Person is alive and an Owner or Annuitant under the Contract, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero.



We provide additional information about Guaranteed Principal Plus and Guaranteed Principal Plus for Life in the following sections:



- "Effect of Withdrawals" - describes how the actual amount you choose to withdraw in any Contract Year affects certain features of the Riders. SINCE THE BENEFITS OF GUARANTEED PRINCIPAL PLUS AND GUARANTEED PRINCIPAL PLUS FOR LIFE ARE ACCESSED THROUGH WITHDRAWALS, THESE RIDERS MAY NOT BE APPROPRIATE FOR OWNERS WHO DO NOT FORESEE A NEED FOR LIQUIDITY AND WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH THESE RIDERS.



- "Bonus Qualification and Effect" - describes how the amounts we guarantee may increase by a bonus in certain years if you make no withdrawals during those Contract Years.



- "Step-Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount" - describes how the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or, Lifetime Income Amount (for Guaranteed Principal Plus for Life only) may increase on certain dates to reflect favorable market performance.



     "Additional Purchase Payments" - describes how you may increase the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or Lifetime Income Amount (for Guaranteed Principal Plus for Life only) by making additional Purchase Payments, and the special limitations we impose on the payments that we will accept.



     "Investment Options" - describes the special limitations we impose in the Investment Options we make available. "Life Expectancy Distributions" - describes our special programs to provide minimum distribution amounts required under certain sections of the Code.



     "Settlement Phase" - describes the special circumstances that will apply if a withdrawal reduces the Contract Value to zero.



     "Death Benefits" - describes how these Riders affect the death benefits provided under your Contract. "Termination" - describes when Guaranteed Principal Plus and Guaranteed Principal Plus for Life benefits end.



     "Guaranteed Principal Plus and Guaranteed Principal Plus for Life fees" - provides further information on the fees we charge for these benefit.



     You could elect Guaranteed Principal Plus or Guaranteed Principal Plus for Life (but not both) only at the time you purchased a Contract, provided:



-    the Rider was available for sale in the state where the Contract was sold;



- you limit your investment of Purchase Payments and Contract Value to the Investment Options we make available with the respective Rider; and



- you had not yet attained age 81 (for Qualified Contracts and Non-Qualified Contracts offered February 13, 2006, subject to state availability, only).



We reserve the right to accept or refuse to issue either Guaranteed Principal Plus or Guaranteed Principal Plus for Life at our sole discretion. Once you elected Guaranteed Principal Plus or Guaranteed Principal Plus for Life, its effective date is the Contract Date and it is irrevocable. We charge an additional fee for these Riders and reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value (see "Fees For Guaranteed Principal Plus And Guaranteed Principal Plus for Life").



Effect of Withdrawals



We decrease the Guaranteed Withdrawal Balance each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically Reset the Guaranteed Withdrawal Balance to equal the lesser of:



-    the Contract Value immediately after the withdrawal; or



- the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal.



Each time we Reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance value. Under Guaranteed Principal Plus for Life, we also will recalculate the Lifetime Income Amount after the Age 65 Contract Anniversary if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value.



In certain circumstances, however, we will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or (under Guaranteed Principal Plus for Life) the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distributions").



We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals (including any applicable withdrawal charges) are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year. Under Guaranteed Principal Plus for Life, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the Lifetime Income Amount. Under Guaranteed Principal Plus for Life, if you take any withdrawals prior to the Contract Year in which the Covered Person attains age 65, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Age 65 Contract Anniversary without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Guaranteed Withdrawal Balance value) your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.



Guaranteed Principal Plus enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance immediately after the withdrawal is greater than zero (see "Settlement Phase"). The Guaranteed Principal Plus benefit terminates if the Contract Value and Guaranteed Withdrawal Balance immediately after a withdrawal are both equal to zero (See "Rider Fee" and "Termination".)



Guaranteed Principal Plus for Life enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero (see "Settlement Phase"). The Guaranteed Principal Plus for Life benefit terminates if the Contract Value, Guaranteed Withdrawal Balance and Lifetime Income Amount immediately after a withdrawal are all equal to zero (see "Rider Fee" and "Termination").



If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may Reset Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and, under Guaranteed Principal Plus for Life, Lifetime Income Amount values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount (under Guaranteed Principal Plus for Life) may reduce or eliminate future Lifetime Income Amount values.



Bonus Qualification and Effect



We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during a Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period under Guaranteed Principal Plus is the first 5 Contract Years. The Bonus Period under Guaranteed Principal Plus for Life is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80. Each time you qualify for a Bonus, we will increase the Guaranteed Withdrawal Balance:



- by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-Up the Guaranteed Withdrawal Balance and/or we did not previously Reset the Guaranteed Withdrawal Balance (see "Effects Of Withdrawals" below); otherwise



- by an amount equal to 5% of the Guaranteed Withdrawal Balance immediately after the latest Step-Up or Reset, increased by any Purchase Payments received since such latest Step-Up or Reset.



Each time we apply a bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount to equal the greater of Guaranteed Withdrawal Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus. Under Guaranteed Principal Plus for Life, we will also recalculate the Lifetime Income Amount to equal the greater of the Lifetime Income Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus.



Bonuses, when applied, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Guaranteed Principal Plus for Life).

Step-Up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount



RECALCULATION OF VALUES. If the Contract Value on any Step-Up Date is greater than the Guaranteed Withdrawal Balance on that date, we will recalculate the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount and, with respect to Guaranteed Principal Plus for Life, the Lifetime Income Amount. The recalculated Guaranteed Withdrawal Balance will equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). The recalculated Guaranteed Withdrawal Amount will equal the greater of the current Guaranteed Withdrawal Amount or 5% of the new Guaranteed Withdrawal Balance value and the recalculated Lifetime Income Amount will equal the greater of the current Lifetime Income Amount or 5% of the new Guaranteed Withdrawal Balance value.



STEP-UP DATES. Step-Up Dates occur only while a Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider is in effect. Under Guaranteed Principal Plus and for Contracts issued with the Guaranteed Principal Plus for Life Rider before February 13, 2006, we schedule the Step-Up Dates for every 3rd Contract Anniversary after the Contract Date (e.g. 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary. Contracts issued with the Guaranteed Principal Plus for Life Rider on and after February 13, 2006 may, subject to state approval, contain an enhanced schedule of Step-Up Dates. Under this enhanced schedule, Step-Up Dates under Guaranteed Principal Plus for Life include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary.



If you purchased a Guaranteed Principal Plus for Life Rider without the enhanced schedule, we may issue a special endorsement, in states where approved, after we have issued your Contract. This special endorsement to the Guaranteed Principal Plus for Life Rider will increase Step-Up Dates to include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, we will only schedule Step-Up Dates under the initial schedule.



STEP-UPS UNDER GUARANTEED PRINCIPAL PLUS. Under Guaranteed Principal Plus, you may elect to increase ("Step-Up") the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to the recalculated value within 30 days following each Step-Up Date. Subject to state approval, however, we may issue a special endorsement to the Guaranteed Principal Plus Rider after we have issued the Contract. Under this special endorsement to the Guaranteed Principal Plus Rider, we will automatically increase the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to equal a higher recalculated value. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, you will need to elect a Step-Up within 30 days of the respective Step-Up Date if you choose to make it effective.



Each time a Step-Up goes into effect, the Guaranteed Principal Plus fee will change to reflect the stepped-up Guaranteed Withdrawal Balance value. We also reserve the right to increase the rate of the Guaranteed Principal Plus fee, up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up (see "Fees For Guaranteed Principal Plus And Guaranteed Principal Plus for Life").



If you decline a scheduled Step-Up, you will have the option to elect to Step-Up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the Guaranteed Withdrawal Balance and the special endorsement to your Guaranteed Principal Plus Rider is in effect, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.



STEP-UPS UNDER GUARANTEED PRINCIPAL PLUS FOR LIFE. We will automatically increase ("Step-Up") the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we apply a Step-Up, we will also recalculate the Guaranteed Withdrawal Amount, the Lifetime Income Amount, and the Rider Fee (see "Guaranteed Principal Plus for Life Fee"). The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-Up or 5% of the new Guaranteed Withdrawal Balance value after the Step-Up and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-Up or 5% of the new Guaranteed Withdrawal Balance value after the Step-Up. We also reserve the right to increase the rate of the Guaranteed Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see "Guaranteed Principal Plus for Life Fee").



Under Guaranteed Principal Plus for Life, we will automatically Step-Up the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount and Lifetime Income Amount, if applicable) to equal a higher recalculated value. Each time a Step-Up goes into effect, the Guaranteed Principal Plus for Life fee will change to reflect the stepped-up Guaranteed Withdrawal Balance value. We also reserve the right to increase the rate of the Guaranteed Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see "Fees For Guaranteed Principal Plus And Guaranteed Principal Plus for Life").



If you decline an automatic scheduled Step-Up, you will have the option to elect to Step-Up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the Guaranteed Withdrawal Balance, we will thereafter resume automatic Step-Ups under the schedule in effect for your Contract.

Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Guaranteed Principal Plus for Life).



Additional Purchase Payments



EFFECT OF ADDITIONAL PURCHASE PAYMENTS. We will increase the total Guaranteed Withdrawal Balance by the amount of each additional Purchase Payment we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). In addition, we will recalculate the Guaranteed Withdrawal Amount and usually increase it to equal the lesser of: (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment. We will also recalculate the Lifetime Income Amount under Guaranteed Principal Plus for Life each time we accept an additional Purchase Payment after the Age 65 Anniversary Date. We will not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the additional Purchase Payment.



Additional Purchase Payments, if accepted, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Guaranteed Principal Plus for Life).



PURCHASE PAYMENT LIMITS, IN GENERAL. You must obtain our prior approval if the Contract Value immediately following an additional Purchase Payment would exceed $1,000,000. We do not permit additional Purchase Payments during a Contract's "settlement phase," as described below. Other limitations on additional payments may vary by state.



SPECIAL PURCHASE PAYMENT LIMITS ON "NON-QUALIFIED" CONTRACTS. If we issue your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase Payments:



- on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.



SPECIAL PURCHASE PAYMENT LIMITS ON "QUALIFIED" CONTRACTS. If we issue your Contract in connection with a tax qualified retirement plan, including an IRA, we impose additional limits on your ability to make Purchase Payments:



- under Guaranteed Principal Plus, on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.



- under Guaranteed Principal Plus for Life, we will not accept an additional Purchase Payment on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your Contract after you become age
     65), without our prior approval, if your total payments after the first Contract Anniversary exceed $100,000,



- under either Rider, we will only accept a Purchase Payment that qualifies as a "rollover contribution, for the year that you become age 70 1/2 and for any subsequent years, if your Contract is issued in connection with an IRA", but



- under either Rider, we will not accept any Purchase Payment after the oldest Owner becomes age 81.



You should consult with a qualified tax advisor for further information on tax rules affecting Qualified Contracts, including IRAs.



GENERAL RIGHT OF REFUSAL. WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We waive this right under Guaranteed Principal Plus for Life for additional payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.



Investment Options



While Guaranteed Principal Plus or Guaranteed Principal Plus for Life is in effect under your Contract, under our current rules you must invest 100% of your Contract Value at all times either:



a) among the DWS Asset Allocation and Money Market Investment Options available under your Contract (see "Available DWS Asset Allocation and Money Market Investment Options" below); or



b) in a manner consistent with any one of the Model Allocations available under your Contract (see "Available Model Allocations" below).



You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided 100% of your Contract Value is transferred. Withdrawals will be taken in accordance with our default procedures; you may not specify the Investment Option from which a withdrawal is to be made (see "Accumulation Period Provisions - Withdrawals"). Subsequent Purchase Payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.



YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

AVAILABLE DWS ASSET ALLOCATION AND MONEY MARKET INVESTMENT OPTIONS. You may allocate your Contract Value to any one, or any combination, of the available DWS Asset Allocation or Money Market Fund Investment Options and you may also use our Dollar Cost Averaging ("DCA") program from the Money Market or a DCA fixed account Investment Option in connection with your selected Investment Options.



These Investment Options invest in the following Funds:



     DWS Income Allocation



     DWS Conservative Allocation



     DWS Moderate Allocation



     DWS Growth Allocation



     DWS Money Market



FOR MORE INFORMATION REGARDING THESE FUNDS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH FUNDS, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THIS PROSPECTUS AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.



AVAILABLE MODEL ALLOCATIONS. For applications received on or after December 8, 2003 (for John Hancock USA Contracts) and May 10, 2004 (for John Hancock New York Contracts), but prior to August 16, 2004, the Model Allocations listed below were among the available Investment Options. These Model Allocations were no longer available for Contracts issued with Guaranteed Principal Plus as of August 16, 2004.



If you allocated Contract Value to the Model Allocations listed below as of August 16, 2004 you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value (other than amounts in a Fixed Investment Option under our DCA program), including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any of the DWS Asset Allocation Funds or to any Variable Investment Option.



Model Allocations The following eight Model Allocations were available with Guaranteed Principal Plus for Contract issued prior to August 16, 2004 as described above. The percentages indicated in the table are the percentage allocations of each portfolio within the Model Allocation.



The Model Allocations are:



                                       PERCENTAGE OF
       MODEL ALLOCATION NAME            ALLOCATION                PORTFOLIO NAME
       ---------------------           -------------   -----------------------------------
SCUDDER CONSERVATIVE INCOME STRATEGY       64.00%      Scudder Fixed Income
                                            5.00%      Scudder High Income
                                            5.00%      Scudder Strategic Income
                                            4.00%      Scudder Capital Growth
                                            3.00%      Scudder International
                                            3.00%      SVS Janus Growth And Income
                                            3.00%      SVS MFS Strategic Value
                                            2.00%      Scudder Blue Chip
                                            2.00%      Scudder Growth And Income
                                            2.00%      Scudder Real Estate Securities
                                            1.00%      Scudder Large Cap Value
                                            1.00%      Scudder Global Discovery
                                            1.00%      Scudder International Select Equity
                                            1.00%      Scudder Small Cap Growth
                                            1.00%      SVS Davis Venture Value
                                            1.00%      SVS Dreman High Return Equity
                                            1.00%      SVS Dreman Small Cap Value

SCUDDER GROWTH STRATEGY                    14.00%      Scudder International
                                           14.00%      Scudder Capital Growth
                                           13.00%      SVS MFS Strategic Value
                                           11.00%      Scudder Fixed Income

                                       PERCENTAGE OF
       MODEL ALLOCATION NAME            ALLOCATION                PORTFOLIO NAME
       ---------------------           -------------   -----------------------------------
                                            8.00%      SVS Davis Venture Value
                                            6.00%      Scudder Growth And Income
                                            5.00%      Scudder Blue Chip
                                            5.00%      SVS Janus Growth And Income
                                            4.00%      Scudder Real Estate Securities
                                            3.00%      Scudder Large Cap Value
                                            3.00%      SVS Dreman High Return Equity
                                            3.00%      SVS Dreman Small Cap Value
                                            3.00%      SVS Oak Strategic Equity
                                            2.00%      Scudder Global Discovery
                                            2.00%      Scudder International Select Equity
                                            2.00%      Scudder Small Cap Growth
                                            1.00%      Scudder High Income
                                            1.00%      Scudder Strategic Income

SCUDDER GROWTH & INCOME STRATEGY           32.00%      Scudder Fixed Income
                                           10.00%      Scudder Capital Growth
                                            9.00%      Scudder International
                                            9.00%      SVS MFS Strategic Value
                                            4.00%      Scudder Blue Chip
                                            4.00%      Scudder Growth And Income
                                            4.00%      SVS Davis Venture Value
                                            4.00%      SVS Janus Growth And Income
                                            3.00%      Scudder Large Cap Value
                                            3.00%      Scudder High Income
                                            3.00%      Scudder Real Estate Securities
                                            3.00%      SVS Oak Strategic Equity
                                            2.00%      Scudder Global Discovery
                                            2.00%      Scudder International Select Equity
                                            2.00%      Scudder Small Cap Growth
                                            2.00%      Scudder Strategic Income
                                            2.00%      SVS Dreman High Return Equity
                                            2.00%      SVS Dreman Small Cap Value

SCUDDER INCOME & GROWTH STRATEGY           46.00%      Scudder Fixed Income
                                            8.00%      Scudder Capital Growth
                                            7.00%      SVS MFS Strategic Value
                                            6.00%      Scudder International
                                            4.00%      Scudder High Income
                                            4.00%      SVS Janus Growth And Income
                                            3.00%      Scudder Blue Chip
                                            3.00%      Scudder Growth And Income
                                            3.00%      Scudder Strategic Income
                                            3.00%      SVS Davis Venture Value
                                            2.00%      Scudder Large Cap Value
                                            2.00%      Scudder Global Discovery
                                            2.00%      Scudder International Select Equity
                                            2.00%      Scudder Real Estate Securities
                                            2.00%      SVS Dreman High Return Equity
                                            2.00%      SVS Dreman Small Cap Value
                                            1.00%      Scudder Small Cap Growth

GROWTH FOCUS                               40.00%      Scudder Fixed Income
                                           30.00%      Scudder Capital Growth
                                           15.00%      SVS Janus Growth And Income
                                           15.00%      SVS Oak Strategic Equity

                                       PERCENTAGE OF
       MODEL ALLOCATION NAME            ALLOCATION                PORTFOLIO NAME
       ---------------------           -------------   -----------------------------------
SECTOR FOCUS                               40.00%      Scudder Fixed Income
                                           15.00%      Scudder Health Sciences
                                           15.00%      Scudder Real Estate Securities
                                           15.00%      Scudder Technology Growth
                                           15.00%      SVS Dreman Finanical Services

US ALL-CAPITALIZATION                      40.00%      Scudder Fixed Income
                                           15.00%      Scudder Capital Growth
                                           15.00%      Scudder Small Cap Growth
                                           15.00%      SVS MFS Strategic Value
                                           15.00%      SVS Turner Mid Cap Growth

VALUE FOCUS                                40.00%      Scudder Fixed Income
                                           15.00%      Scudder Large Cap Value
                                           15.00%      SVS Davis Venture Value
                                           15.00%      SVS Dreman High Return Equity
                                           15.00%      SVS MFS Strategic Value



IF YOU SELECT ONE OF THE MODEL ALLOCATIONS, THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT FUNDS REFERENCED ABOVE. YOUR INVESTMENT IN THE FUNDS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH FUND THAT COMPRISES THE MODEL ALLOCATIONS, INCLUDING INFORMATION RELATING TO EACH FUND'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN EACH FUND, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THIS PROSPECTUS AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.



WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an Investment Option, we will not allow transfers into the restricted Investment Option and you may not allocate Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the Contract.



We also reserve the right to limit the actual percentages you may allocate to certain Investment Options, to require that you choose certain Investment Options in conjunction with other Investment Options, to limit your ability to transfer between existing Investment Options and/or to require you to periodically rebalance existing Variable Investment Options to the percentages we require.



UNDER GUARANTEED PRINCIPAL PLUS AND GUARANTEED PRINCIPAL PLUS FOR LIFE, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE FOR THE RESPECTIVE BENEFIT.



Life Expectancy Distributions - Guaranteed Principal Plus for Life



You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). Withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:



- pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or



- pursuant to Code Section 72(s)(2) upon the request of the Owner (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or



-    as required or contemplated by Code Section 401(a)(9), Section 403(b)(10),
     Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").



Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

WE BASE OUR "LIFE EXPECTANCY" CALCULATIONS ON OUR UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR FOR FURTHER INFORMATION.



Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not, however, Reset your Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or the Lifetime Income Amount (with respect to Guaranteed Principal Plus for Life) if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable.



The Company's Life Expectancy Amount for each year is equal to the greater of:



     the Contract Value as of the applicable date divided by the Owner's Life Expectancy; or



     the Guaranteed Withdrawal Balance as of the applicable date divided by the Owner's Life Expectancy.



The Life Expectancy Amount calculation provided under Guaranteed Principal Plus is based on the Company's understanding and interpretation of the requirement under tax law as of the date of this Prospectus applicable to Pre-59 1/2 Distributions, RequireD Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under Guaranteed Principal Plus may not be sufficient to satisfy the requirement under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a reset of the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount. Please discuss these matters with your tax advisor prior to electing Guaranteed Principal Plus.



WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM IF BOTH THE CONTRACT VALUE AND THE GUARANTEED WITHDRAWAL BALANCE ARE DEPLETED TO ZERO. IF YOUR CONTRACT INCLUDES GUARANTEED PRINCIPAL PLUS FOR LIFE, WE WILL MAKE CONTINUE TO MAKE DISTRIBUTIONS AS PART OF THE "SETTLEMENT PHASE," HOWEVER, IF THE LIFETIME INCOME AMOUNT IS GREATER THAN ZERO AND THE COVERED PERSON IS LIVING AT THAT TIME.



We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or (with respect to Guaranteed Principal Plus for Life) the Lifetime Income Amount.



NO LOANS UNDER 403(B) PLANS. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if your Contract includes Guaranteed Principal Plus for Life.



Settlement Phase



IN GENERAL. We automatically make settlement payments during the "settlement phase" under Guaranteed Principal Plus and Guaranteed Principal Plus for Life. Under Guaranteed Principal Plus, the "settlement phase" begins if withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and the Guaranteed Withdrawal Balance immediately after the withdrawal is still greater than zero. Under Guaranteed Principal Plus for Life, the "settlement phase" begins if withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is still greater than zero. During the settlement phase under either Rider, your Contract will continue but all other rights and benefits under the Contract terminate, including death benefits and any additional Riders. We will not accept additional Purchase Payments and we will not deduct any charge for either benefit during the settlement phase. At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies, as described in the following sections.



GUARANTEED PRINCIPAL PLUS SETTLEMENT PHASE. At the beginning of Guaranteed Principal Plus's settlement phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Guaranteed Withdrawal Balance depletes to zero (see "Life Expectancy Distributions"). If the Guaranteed Withdrawal Amount or the Life Expectancy Distribution, if applicable, for a Contract Year exceeds the Guaranteed Withdrawal Balance, however, then the settlement payment for that Contract Year will be limited to the Guaranteed Withdrawal Balance. The settlement payments will be paid no less frequently than annually. If any Owner dies during Guaranteed Principal Plus's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions - Payment of Death Benefit" provision of this Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum our current administrative procedures and Guaranteed Principal Plus continues (as described in "Effect of Payment of Death Benefit") and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Guaranteed Principal Plus's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions - Payment of death benefit" provision of this Prospectus.



GUARANTEED PRINCIPAL PLUS FOR LIFE SETTLEMENT PHASE. At the beginning of Guaranteed Principal Plus for Life's settlement phase, the settlement payment amount we permit you to choose varies:



- You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. We reduce any remaining Guaranteed Withdrawal Balance each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount (see "Effect of Withdrawals").



- You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect under your Contract and the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining Guaranteed Withdrawal Balance each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero (see "Life Expectancy Distributions"). After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value.



- We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Guaranteed Withdrawal Balance at the beginning of the settlement phase. If the Covered Person is alive when the Guaranteed Withdrawal Balance is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount.



- After the Age 65 Contract Anniversary, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount (see "Effect of Withdrawals" above). We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.



Death Benefits



DEATH BENEFITS BEFORE THE SETTLEMENT PHASE. If any Owner dies during the Accumulation Period but before the settlement phase, Guaranteed Principal Plus and Guaranteed Principal Plus for Life will end if the Beneficiary takes the death benefit as a lump sum under our current administrative procedures.



If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

IF THE BENEFICIARY               GUARANTEED PRINCIPAL PLUS:
------------------               --------------------------
is the Deceased Owner's Spouse   Continues if the Guaranteed Withdrawal Balance
                                 is greater than zero.

                                 Within 30 days following the date we determine the death benefit under the Contract, provides the Beneficiary with an option to elect to Step-Up the Guaranteed Withdrawal Balance if the death benefit on the date of determination is greater than the Guaranteed Withdrawal
                                 Balance.

                                 Enters the settlement phase if a withdrawal would deplete the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero. (Death benefit distributions will be treated as withdrawals. Some methods of death benefit distribution may result in distribution amounts in excess of both the Guaranteed Withdrawal Amount and the Life
                                 Expectancy Distributions. In such cases, the Guaranteed Withdrawal Balance may be automatically reset, thereby possibly reducing the Guaranteed Minimum Withdrawal Benefit provided under this Rider.)

                                 Continues to impose the Guaranteed Principal
                                 Plus fee.

                                 Continues to be eligible for any remaining
                                 Bonuses and Step-Ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. Remaining eligible
                                 Step-Up Dates will also be measured beginning from the death benefit determination date but the latest Step-Up date will be no later than the 30th Contract Anniversary after the Contract Date.

is not the Deceased Owner's      Continues in the same manner as above, except
Spouse                           that Guaranteed Principal Plus does not
                                 continue to be eligible for any remaining
                                 Bonuses and Step-Ups, other than the initial
                                 Step-Up of the Guaranteed Withdrawal Balance to
                                 equal the death benefit, if greater than the
                                 Guaranteed Withdrawal Balance prior to the
                                 death benefit.



IF THE BENEFICIARY IS:           THEN GUARANTEED PRINCIPAL PLUS FOR LIFE:
----------------------           ----------------------------------------
1. The deceased Owner's spouse   Does not continue with respect to the Lifetime
and the deceased Owner is the    Income Amount, but continues with respect to
Covered Person                   the Guaranteed Withdrawal Amount if the death
                                 benefit or the Guaranteed Withdrawal Balance is
                                 greater than zero. We will automatically
                                 Step-Up the Guaranteed Withdrawal Balance to
                                 equal the initial death benefit we determine,
                                 if greater than the Guaranteed Withdrawal
                                 Balance prior to the death benefit.

                                 Enters the settlement phase if a withdrawal would deplete the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero.

                                 Continues to impose the Guaranteed Principal
                                 Plus for Life fee.

                                 Continues to be eligible for any remaining
                                 Bonuses and Step-Ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the spouse to opt out of the initial death benefit
                                 Step-Up, if any, and any future Step-Ups if we increase the rate of the Guaranteed Principal
                                 Plus for Life fee at that time.

2. Not the deceased Owner's      Continues in the same manner as 1., except that
spouse and the deceased Owner    Guaranteed Principal Plus for Life does not
is the Covered Person            continue to be eligible for any remaining
                                 Bonuses and Step-Ups, other than the initial
                                 Step-Up of the Guaranteed Withdrawal Balance to
                                 equal the death benefit, if greater than the
                                 Guaranteed Withdrawal Balance prior to the
                                 death benefit. We will permit the Beneficiary
                                 to opt out of the initial death benefit
                                 Step-Up, if any, if we increase the rate of the
                                 Guaranteed Principal Plus for Life fee at that
                                 time.

3. The deceased Owner's spouse   Continues in the same manner as 1., except that
and the deceased Owner is not    Guaranteed Principal Plus for Life continues
the Covered Person               with respect to the Lifetime Income Amount for
                                 the Beneficiary. If the Lifetime Income Amount
                                 has not been determined prior to the payment of
                                 any portion of the death benefit, we will
                                 determine the initial Lifetime Income Amount on
                                 an anniversary of the date we determine the
                                 death benefit after the Covered Person has
                                 reached age 65.

IF THE BENEFICIARY IS:           THEN GUARANTEED PRINCIPAL PLUS FOR LIFE:
----------------------           ----------------------------------------
4. Not the deceased Owner's      Continues in the same manner as 1., except that
spouse and the deceased Owner    Guaranteed Principal Plus for Life continues
is not the Covered Person        with respect to the Lifetime Income Amount for
                                 the Beneficiary. If the Lifetime Income Amount
                                 has not been determined prior to the payment of
                                 any portion of the death benefit, we will
                                 determine the initial Lifetime Income Amount on
                                 an anniversary of the date we determine the
                                 death benefit after the Covered Person has
                                 reached age 65.

                                 In this case, Guaranteed Principal Plus for
                                 Life does not continue to be eligible for any remaining Bonuses and Step-Ups, other than the initial Step-Up of the Guaranteed Withdrawal
                                 Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit. We will permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Guaranteed Principal Plus for Life fee at that time.



DEATH BENEFITS DURING THE SETTLEMENT PHASE. If you die during the settlement phase, the only death benefits we provide are the remaining settlement payments that may become due under the Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider. (Under the Guaranteed Principal Plus for Life Rider, however, we reduce the Lifetime Income Amount to zero if the Covered Person dies during the settlement phase.) If the Beneficiary is the deceased Owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.



Termination



You may not terminate either the Guaranteed Principal Plus or the Guaranteed Principal Plus for Life Rider once it is in effect. The respective Rider terminates, automatically, however, upon the earliest of:



- the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or



- under Guaranteed Principal Plus, the date the Guaranteed Withdrawal Balance depletes to zero; or



- under Guaranteed Principal Plus for Life, the date the Contract Value, the Guaranteed Withdrawal Balance and the Lifetime Income Amount all equal zero; or



-    the Maturity Date under a Contract issued with Guaranteed Principal Plus;
     or



-    the date an Annuity Option begins under Guaranteed Principal Plus for Life;
     or



-    termination of the Contract.



Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life



We charge an additional annual fee on each Contract Anniversary for Guaranteed Principal Plus and Guaranteed Principal Plus for Life. The Guaranteed Principal Plus fee is equal to 0.30% and the Guaranteed Principal Plus for Life fee is equal to 0.40% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent Purchase Payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the respective fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We do not deduct the fees during the settlement phase or after the Maturity Date once an Annuity Option under the Contract begins.



WE RESERVE THE RIGHT TO INCREASE THE FEES FOR GUARANTEED PRINCIPAL PLUS AND/OR GUARANTEED PRINCIPAL PLUS FOR LIFE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN ANY SUCH SITUATION, THE FEE WILL NEVER EXCEED 0.75%.



If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the Guaranteed Withdrawal Amount and (b) reduces the Contract Value to zero, we will deduct a pro rata share of the respective fee from the amount otherwise payable. We will determine the fee based on the Adjusted Guaranteed Withdrawal Balance. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the Contract begins.



If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Guaranteed Principal Plus or Guaranteed Principal Plus for Life continues, we will determine the Adjusted Guaranteed Withdrawal Balance and the respective fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.



THE ADDITION OF A GUARANTEED PRINCIPAL PLUS OR GUARANTEED PRINCIPAL PLUS FOR LIFE RIDER TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND, FOR GUARANTEED PRINCIPAL PLUS FOR LIFE, THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, THESE RIDERS LIMIT THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAIN AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS

AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDE NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED ELSEWHERE IN THE PROSPECTUS.



EXAMPLES



The following examples provide hypothetical illustrations of the benefits provided under the Guaranteed Principal Plus and Guaranteed Principal Plus for Life optional benefit Riders. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.



Guaranteed Principal Plus - Examples



EXAMPLE 1. Assume a single purchase payment of $100,000, no additional purchase payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken in each of the first 20 Contract Years and there are no Step-Ups.



                                                         GUARANTEED
                                                         WITHDRAWAL
                      GUARANTEED                          BALANCE
CONTRACT   PURCHASE   WITHDRAWAL   WITHDRAWAL           ON CONTRACT
  YEAR     PAYMENTS     AMOUNT        TAKEN     BONUS   ANNIVERSARY
--------   --------   ----------   ----------   -----   -----------
At issue    100,000                                      100,000(A)
    1             0    5,000(A)     5,000        0        95,000
    2             0    5,000        5,000(B)     0(B)     90,000(C)
    3             0    5,000        5,000        0        85,000
    4             0    5,000        5,000        0        80,000
    5             0    5,000        5,000        0        75,000
   10             0    5,000        5,000        0        50,000
   20             0    5,000        5,000        0             0(D)



(A) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000).



(B) In this example, withdrawals each year equal the Guaranteed Withdrawal Amount. There is no bonus in any year that a withdrawal is taken.



(C) Since the withdrawal taken is equal to the Guaranteed Withdrawal Amount, following the withdrawal the Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the withdrawal decreased by the amount of the withdrawal ($95,000 - $5,000 = $90,000).



(D) In this example, withdrawals equal to the Guaranteed Withdrawal Amount were taken each year for 20 years. At the end of 20 years, the Guaranteed Withdrawal Balance is zero and the rider will terminate.



EXAMPLE 2. Assume an initial purchase payment of $100,000, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years) and there are no Step-Ups.



                          GUARANTEED
                          WITHDRAWAL
CONTRACT   PURCHASE      AMOUNT AFTER                                  GUARANTEED WITHDRAWAL BENEFIT
  YEAR     PAYMENTS    PURCHASE PAYMENT   WITHDRAWAL TAKEN   BONUS       ON CONTRACT ANNIVERSARY
--------   --------    ----------------   ----------------   -----     -----------------------------
At issue   100,000                                                              100,000
    1            0         5,000                  0          5,000(A)           105,000(A)
    2       10,000(B)      5,750(B)               0          5,500              120,500
    3            0         6,025              6,025(C)           0(D)           114,475(C)
    4            0         6,025                  0          5,500              119,975
    5            0         6,025                  0          5,500              125,475



(A) In this example, there is no withdrawal during the first contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $100,000 = $5,000). The Guaranteed Withdrawal Balance is increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The new Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 - $5,250).



(B) In this example, there is an additional purchase payment at the beginning of the second contract year. Prior to that purchase payment the Guaranteed Withdrawal Amount is $5,250, see footnote A above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 X (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 X $10,000)) =$5,750).



(C) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).



(D)  No bonus is payable in any year that a withdrawal is taken.



EXAMPLE 3. Assume a single purchase payment of $100,000, no additional purchase payments are made, the owner elects to Step-Up the Guaranteed Withdrawal Balance at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset).



                            GUARANTEED                          HYPOTHETICAL
                            WITHDRAWAL                       CONTRACT VALUE ON
                           AMOUNT AFTER                           CONTRACT               GUARANTEED WITHDRAWAL
                PURCHASE     PURCHASE                        ANNIVERSARY PRIOR            BALANCE ON CONTRACT
CONTRACT YEAR   PAYMENTS      PAYMENT     WITHDRAWAL TAKEN         TO FEE        BONUS        ANNIVERSARY
-------------   --------   ------------   ----------------   -----------------   -----   ---------------------
   At issue      100,000                                                                      100,000
      1                0     5,000             5,000             102,000           0           95,000
      2                0     5,000             5,000             103,828           0           90,000
      3                0     5,000             5,000             105,781(A)        0          105,781(A)
      4                0     5,289(B)          5,289              94,946           0          100,492
      5                0     5,289            10,000(C)           79,898(C)        0           79,898(C)



(A) At the end of contract year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $105,781.



(B) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289).



(C) At the end of year 5, there is a withdrawal of $10,000 which is greater than the Guaranteed Withdrawal Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount will be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995).



Guaranteed Principal Plus for Life- Examples



EXAMPLE 1. Assume a single Purchase Payment of $100,000 at Covered Person's age 55, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-Up Dates, so there is no Step-Up and the Covered Person survives at least 31 years from issue.



                                                                                             GUARANTEED
                                                                                         WITHDRAWAL BALANCE
                PURCHASE       GUARANTEED      LIFETIME INCOME   WITHDRAWAL                  ON CONTRACT
CONTRACT YEAR   PAYMENTS   WITHDRAWAL AMOUNT       AMOUNT           TAKEN      BONUS         ANNIVERSARY
-------------   --------   -----------------   ---------------   ----------   ------     ------------------
  At issue      $100,000          N/A                N/A           $    0     $    0         $100,000(A)
      1                0       $5,000(A)             N/A                0      5,000(B)       105,000(C)
      2                0         5250(C)             N/A                0      5,000          110,000
      3                0        5,500                N/A                0      5,000          115,000
      4                0        5,750                N/A                0      5,000          120,000
      5                0        6,000                N/A                0      5,000          125,000
      6                0        6,250                N/A                0      5,000          130,000
      7                0        6,500                N/A                0      5,000          135,000
      8                0        6,750                N/A                0      5,000          140,000
      9                0        7,000                N/A                0      5,000          145,000
     10                0        7,250                N/A                0      5,000          150,000
     11                0        7,500             $7,500(D)         7,500          0          142,500
     12                0        7,500              7,500            7,500          0          135,000
     13                0        7,500              7,500            7,500          0          127,500
     14                0        7,500              7,500            7,500          0          120,000
     15                0        7,500              7,500            7,500          0          112,500
     20                0        7,500              7,500            7,500          0           75,000
     25                0        7,500              7,500            7,500          0           37,500
     30                0        7,500              7,500            7,500          0                0
     31+               0            0              7,500            7,500          0                0



(A) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000).



(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $100,000 = $5,000).



(C) Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 = $5,250).



(D) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 X $150,000 = $7,500).

EXAMPLE 2. Assume an initial Purchase Payment of $100,000 at Covered Person's age 65, an additional Purchase Payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the Contract Value at the end of year 3 is less than the Guaranteed Withdrawal Balance so there is no step-up.



                                       GUARANTEED                                                           GUARANTEED
                                       WITHDRAWAL       LIFETIME INCOME                                 WITHDRAWAL BALANCE
                                      AMOUNT AFTER       AMOUNT AFTER                                       ON CONTRACT
CONTRACT YEAR   PURCHASE PAYMENTS   PURCHASE PAYMENT   PURCHASE PAYMENT   WITHDRAWAL TAKEN    BONUS         ANNIVERSARY
-------------   -----------------   ----------------   ----------------   ----------------   ------     ------------------
  At issue         $100,000                 --                 N/A            $    0         $    0         $100,000
      1                   0             $5,000              $5,000                 0          5,000          105,000
      2              10,000(A)           5,750(A)            5,750                 0          5,500(B)       120,500
      3                   0              6,025               6,025             6,025(C)           0(D)       114,475(C)
      4                   0              6,025               6,025                 0          5,500          119,975
      5                   0              6,025               6,025                 0          5,500          125,475



(A) In this example, there is an additional purchase payment at the beginning of the second contract year. Prior to that purchase payment the Guaranteed Withdrawal Amount is $5,250, as in Example 1 above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 X (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 X $10,000)) = $5,750).



(B) In this example, there is no withdrawal during the second contract year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total purchase payments to date (.05 X $110,000 = $5,500).



(C) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).



(D)  No bonus is payable in any year that a withdrawal is taken.



EXAMPLE 3. Assume a single Purchase Payment of $100,000 at age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-Up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.



                                                                                                HYPOTHETICAL
                                       GUARANTEED                                            CONTRACT VALUE ON       GUARANTEED
                                       WITHDRAWAL       LIFETIME INCOME                           CONTRACT       WITHDRAWAL BALANCE
                                      AMOUNT AFTER       AMOUNT AFTER                        ANNIVERSARY PRIOR       ON CONTRACT
CONTRACT YEAR   PURCHASE PAYMENTS   PURCHASE PAYMENT   PURCHASE PAYMENT   WITHDRAWAL TAKEN      TO RIDER FEE         ANNIVERSARY
-------------   -----------------   ----------------   ----------------   ----------------   -----------------   ------------------
At issue            $100,000            $   --             $   --            $    --            $     --            $100,000
   1                       0             5,000                 --              5,000             102,000              95,000
   2                       0             5,000                 --              5,000             103,828              90,000(A)
   3                       0             5,000              4,500(A)           5,000             105,781(B)          105,781(B)
   4                       0             5,289(C)           5,289(C)           5,289              94,946             100,492
   5                       0             5,289              5,289             10,000(C)           79,898              79,898
   6                       0             3,995(D)           3,995(D)



(A) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $90,000 = $4,500). In this example, since withdrawals were taken prior to the age 65 Contract Anniversary, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.



(B) At the end of contract year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $105,781.



(C) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289).



(D) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the contract value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995).

             Appendix E: Optional Guaranteed Minimum Income Benefits



This Appendix provides a general description of the optional guaranteed minimum income benefit Riders that may have been available at the time you purchased a Wealthmark Contract. If you purchased an optional guaranteed minimum income benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.



YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY GUARANTEED MINIMUM INCOME BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the Tax Considerations section of the Prospectus for information about optional benefit Riders.



The following is a list of the various optional guaranteed minimum income benefits that you may have had available to you at issue. Not all Riders were available at the same time or in all states.



     John Hancock USA



     Guaranteed Retirement Income Benefit II



     Guaranteed Retirement Income Benefit III



     John Hancock New York



     Guaranteed Retirement Income Benefit II



The optional Guaranteed Retirement Income Benefits guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the Guaranteed Retirement Income Benefit Rider. If the Guaranteed Retirement Income Benefit is exercised and the monthly annuity benefit payments available under the Contract are greater than the monthly annuity benefit payments provided by Guaranteed Retirement Income Benefit, we will pay the monthly annuity benefit payments available under the Contract. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders are irrevocable and may only be terminated as described below.



JOHN HANCOCK USA



Availability of Guaranteed Retirement Income Benefits



John Hancock USA offered two versions of the Guaranteed Retirement Income Benefit. Guaranteed Retirement Income Benefit II was available for Contracts issued between July 2001, and May 2003 (beginning and end dates may vary by state). Guaranteed Retirement Income Benefit III was available for Contracts issued between May 2003 and May 2004 (beginning and end dates may vary by state). We describe differences between Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III are described below.



CONDITIONS OF EXERCISE. The Guaranteed Retirement Income Benefit may be exercised subject to the following conditions:



- may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and



- must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.



Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III



The Income Base applied in determining the amount of Guaranteed Retirement Income Benefit annuity benefit payments is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.



THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME BENEFIT MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.



GROWTH FACTOR INCOME BASE: The Growth Factor Income Base is equal to (a) less
(b), where:



     (a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and



     (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

GUARANTEED RETIREMENT INCOME BENEFIT II GROWTH FACTOR: The growth factor for Guaranteed Retirement Income Benefit II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.



GUARANTEED RETIREMENT INCOME BENEFIT III GROWTH FACTOR: The growth factor is 5% per annum if the oldest Annuitant is 75 or younger at issue, and 3% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.



STEP-UP INCOME BASE: The Step-Up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Benefit and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.



GUARANTEED RETIREMENT INCOME BENEFIT II INCOME BASE REDUCTIONS: Partial withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



GUARANTEED RETIREMENT INCOME BENEFIT III INCOME BASE REDUCTIONS: If total partial withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next Contract Anniversary by the dollar amount of the partial withdrawal. If total partial withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal. In any Contract Year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous Contract Anniversary by the growth factor indicated below.



Partial withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



MONTHLY INCOME FACTORS: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see "Pay-Out Period Provisions - Annuity Options").



     Life Annuity with a 10-Year Period Certain - Available for both Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III.



     Joint and Survivor Life Annuity with a 20-Year Period Certain - Available for Contracts with Guaranteed Retirement Income Benefit II issued prior to January 27, 2003 (availability may vary by state).



     Joint and Survivor Life Annuity with a 10-Year Period Certain - Available for Guaranteed Retirement Income Benefit III and for Contracts issued with Guaranteed Retirement Income Benefit II on or after January 27, 2003 (availability may vary by state).



The Monthly Income Factors are described in the Guaranteed Retirement Income Benefit Rider. When you exercise Guaranteed Retirement Income Benefit, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)



If your Contract has been issued with a Guaranteed Retirement Income Benefit Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.



Guaranteed Retirement Income Benefit Fee



The risk assumed by us associated with Guaranteed Retirement Income Benefit is that annuity benefits payable under Guaranteed Retirement Income Benefit are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "Guaranteed Retirement Income Benefit Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Benefit Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Benefit Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Benefit Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

GUARANTEED RETIREMENT INCOME BENEFIT RIDER   ANNUAL FEE
------------------------------------------   ----------
Guaranteed Retirement Income Benefit II         0.45%
Guaranteed Retirement Income Benefit III        0.50%



If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Benefit Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Benefit Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Benefit Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Benefit Fee, the commencement of annuity benefit payments will be treated as a full withdrawal.



Termination of Guaranteed Retirement Income Benefit



Guaranteed Retirement Income Benefit will terminate upon the earliest to occur of:



- the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;



-    the termination of the Contract for any reason; or



-    the exercise of the Guaranteed Retirement Income Benefit.



Qualified Plans



The use of Guaranteed Retirement Income Benefit is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if Guaranteed Retirement Income Benefit is not exercised under a qualified plan while you are alive, your Beneficiary may be unable to exercise the benefit under Guaranteed Retirement Income Benefit.



Hence, you should consider that since (a) Guaranteed Retirement Income Benefit may not be exercised until the 10th Contract Anniversary after its election and
(b) the election of Guaranteed Retirement Income Benefit is irrevocable, there can be circumstances under a qualified plan in which a Guaranteed Retirement Income Benefit fee (discussed above) will be imposed, even though Guaranteed Retirement Income Benefit may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.



In addition, the presence of an optional benefit, such as Guaranteed Retirement Income Benefit, could affect the amount of the required minimum distribution that must be made under your Contract.



In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of Guaranteed Retirement Income Benefit, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.



GUARANTEED RETIREMENT INCOME BENEFITS DO NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GUARANTEED RETIREMENT INCOME BENEFITS SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME BENEFIT.



JOHN HANCOCK NEW YORK



Availability of Guaranteed Retirement Income Benefit



John Hancock New York offered Guaranteed Retirement Income Benefit II for Contracts issued between December 2, 2002 and June 11, 2004.



CONDITIONS OF EXERCISE. The Guaranteed Retirement Income Benefit may be exercised subject to the following conditions:



- may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and



- must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.



Income Base



The Income Base applied in determining the amount of Guaranteed Retirement Income Benefit annuity benefit payments is the greater of (i) the Growth Factor Income Base (Guaranteed Retirement Income Benefit II only) or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.



THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME BENEFIT MONTHLY ANNUITY BENEFIT PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

GROWTH FACTOR INCOME BASE (GUARANTEED RETIREMENT INCOME BENEFIT II ONLY): The Growth Factor Income Base is equal to (a) less (b), where:



     (a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and



     (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.



GROWTH FACTOR: The growth factor for Guaranteed Retirement Income Benefit II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.



STEP-UP INCOME BASE: The Step-Up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Benefit and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.



INCOME BASE REDUCTIONS: Partial withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



Partial withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



MONTHLY INCOME FACTORS: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see "Pay-Out Period Provisions - Annuity Options"):



-    Life Annuity with a 10-Year Period Certain;



-    Joint and Survivor Life Annuity with a 20-Year Period Certain.



The Monthly Income Factors are described in the Guaranteed Retirement Income Benefit Rider. When you exercise Guaranteed Retirement Income Benefit, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)



If your Contract has been issued with a Guaranteed Retirement Income Benefit Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.



Guaranteed Retirement Income Benefit Fee



The risk assumed by us associated with Guaranteed Retirement Income Benefit is that annuity benefits payable under Guaranteed Retirement Income Benefit are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "Guaranteed Retirement Income Benefit Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Benefit Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Benefit Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Benefit Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.



GUARANTEED RETIREMENT INCOME BENEFIT RIDER   ANNUAL FEE
------------------------------------------   ----------
Guaranteed Retirement Income Benefit II         0.45%



If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Benefit Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Benefit Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Benefit Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Benefit Fee, the commencement of annuity benefit payments will be treated as a full withdrawal



Termination of Guaranteed Retirement Income Benefit



Guaranteed Retirement Income Benefit will terminate upon the earliest to occur of:



- the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;



-    the termination of the Contract for any reason; or

-    the exercise of the Guaranteed Retirement Income Benefit.



Qualified Plans



The use of Guaranteed Retirement Income Benefit is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if Guaranteed Retirement Income Benefit is not exercised under a qualified plan while you are alive, your Beneficiary may be unable to exercise the benefit under Guaranteed Retirement Income Benefit.



You should consider that since (a) Guaranteed Retirement Income Benefit may not be exercised until the 10th Contract Anniversary after its election and (b) the election of Guaranteed Retirement Income Benefit is irrevocable, there can be circumstances under a qualified plan in which a Guaranteed Retirement Income Benefit fee (discussed above) will be imposed, even though Guaranteed Retirement Income Benefit may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.



In addition, the presence of an optional benefit, such as Guaranteed Retirement Income Benefit, could affect the amount of the required minimum distribution that must be made under your Contract.



In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of Guaranteed Retirement Income Benefit, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.



GUARANTEED RETIREMENT INCOME BENEFITS DO NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GUARANTEED RETIREMENT INCOME BENEFITS SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME BENEFIT.

                 Appendix U: Tables of Accumulation Unit Values



The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of Accumulation Units for each Variable Investment Option during the periods shown.



We use accumulation units to measure the value of your investment in a particular Variable Investment Option. Each Accumulation Unit reflects the value of underlying shares of a particular Fund (including dividends and distributions made by that Fund), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see the Fee Tables section of the Prospectus for additional information on these charges.)



The table contains information on different classes of Accumulation Units because we deduct different levels of daily charges. In particular, the table shows accumulation units reflecting the daily charges for:



     Wealthmark Contracts with no optional benefit Riders;



     Wealthmark Contracts with the Enhanced Earnings optional benefit Rider;



     Wealthmark Contracts with the Payment Credit optional benefit Rider.



Please note that Guaranteed Retirement Income Benefit II, Guaranteed Retirement Income Benefit III, Guaranteed Principal Plus, Guaranteed Principal Plus for Life and Accelerated Beneficiary Protection Death Benefit are deducted from Contract Value and, therefore, are not reflected in the accumulation unit values.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
              ACCUMULATION UNIT VALUES- WEALTHMARK VARIABLE ANNUITY

                                YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                               ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- --------- --------- --------- --------
AIM V.I. UTILITIES FUND PORTFOLIO (FORMERLY, INVESCO VIF-UTILITIES FUND PORTFOLIO) -SERIES I SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
      Value at Start of Year $19,416214 $15,897248 $13,751079 $12,500000         --        --        --        --        --       --
        Value at End of Year  22.370486  19.416214  15.897248  13.751079         --        --        --        --        --       --
     Wealthmark No. of Units    135,340    114,215     10,468        437         --        --        --        --        --       --
  NY Wealthmark No. of Units      7,051      6,060      2,979         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  19.329681  15.936457  13.757466  12.500000         --        --        --        --        --       --
        Value at End of Year  22.226432  19.329681  15.936457  13.757466         --        --        --        --        --       --
                No. of Units      9,657     12,340    101,580      5,495         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  19.265019  15.867908  15.312861         --         --        --        --        --        --       --
        Value at End of Year  22.118994  19.265019  15.867908         --         --        --        --        --        --       --
                No. of Units      4,357      3,130        469         --         --        --        --        --        --       --

ALGER AMERICAN BALANCED PORTFOLIO -CLASS S SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year  17.795122  14.955662  12.799437  12.500000         --        --        --        --        --       --
        Value at End of Year  16.440363  17.795122  14.955662  12.799437         --        --        --        --        --       --
     Wealthmark No. of Units  1,106,591    249,717     83,239      1,097         --        --        --        --        --       --
  NY Wealthmark No. of Units     90,815     18,238     28,262         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  17.715787  14.992568  12.805399  12.500000         --        --        --        --        --       --
        Value at End of Year  16.334438  17.715787  14.992568  12.805399         --        --        --        --        --       --
                No. of Units     70,552     50,751    926,293     16,012         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  17.656523  14.928041  14.466206         --         --        --        --        --        --       --
        Value at End of Year  16.255443  17.656523  14.928041         --         --        --        --        --        --       --
                No. of Units     13,021      2,700      3,872         --         --        --        --        --        --       --

ALGER AMERICAN LEVERAGED ALL CAP PORTFOLIO -CLASS S SHARES (UNITS FIRST CREDITED 9-16-2002)

Contracts with no Optional Benefits

      Value at Start of Year  15.414901  16.683582  12.629313  12.500000         --        --        --        --        --       --
        Value at End of Year  20.032247  15.414901  16.683582  12.629313         --        --        --        --        --       --
     Wealthmark No. of Units    223,849  1,218,218     31,250        811         --        --        --        --        --       --
  NY Wealthmark No. of Units     18,632     99,652      6,335         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  15.346146  16.724725  12.635201  12.500000         --        --        --        --        --       --
        Value at End of Year  19.903222  15.346146  16.724725  12.635201         --        --        --        --        --       --
                No. of Units     50,877     93,621    178,102     13,628         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  15.294784  16.652790  16.292478         --         --        --        --        --        --       --
        Value at End of Year  19.807012  15.294784  16.652790         --         --        --        --        --        --       --
                No. of Units      1,678     21,538      2,700         --         --        --        --        --        --       --

CREDIT SUISSE TRUST GLOBAL SMALL CAP (FORMERLY, CREDIT SUISSE TRUST-GLOBAL POST-VENTURE CAPITAL PORTFOLIO) -NAV SHARES
(units first credited 9-16-2002)

Contracts with no Optional Benefits
      Value at Start of Year  22.973662  19.697592  13.554919  12.500000         --        --        --        --        --       --

                                YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                               ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- --------- --------- --------- --------
        Value at End of Year  26.312726  22.973662  19.697592  13.554919         --        --        --        --        --       --
     Wealthmark No. of Units     54,354     33,475      5,433         96         --        --        --        --        --       --
  NY Wealthmark No. of Units      4,834      4,823      1,607         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  22.871265  19.746145  13.561223  12.500000         --        --        --        --        --       --
        Value at End of Year  26.143288  22.871265  19.746145  13.561223         --        --        --        --        --       --
                No. of Units      8,631      6,869     17,980        362         --        --        --        --        --       --

                                YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                               ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- --------- --------- --------- --------
NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year $22,794792 $19.673365 $19.536332         --         --        --        --        --        --       --
        Value at End of Year  26.016959  22.794792  19.673365         --         --        --        --        --        --       --
                No. of Units        828         40         --         --         --        --        --        --        --       --

CREDIT SUISSETRUST-EMERGING MARKETS PORTFOLIO -NAV SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year  23.163871  18.757094  13.339563  12.500000         --        --        --        --        --       --
        Value at End of Year  29.223626  23.163871  18.757094  13.339563         --        --        --        --        --       --
     Wealthmark No. of Units    228,309    199,080     21,105        334         --        --        --        --        --       --
  NY Wealthmark No. of Units     13,835      9,923      5,470         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  23.060665  18.803321  13.345774  12.500000         --        --        --        --        --       --
        Value at End of Year  29.035525  23.060665  18.803321  13.345774         --        --        --        --        --       --
                No. of Units     34,002     30,867    132,213      2,871         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  22.983543  18.722477  18.236015         --         --        --        --        --        --       --
        Value at End of Year  28.895197  22.983543  18.722477         --         --        --        --        --        --       --
                No. of Units      5,656      5,353        135         --         --        --        --        --        --       --

DREYFUS I.P. MIDCAP STOCK PORTFOLIO -SERVICE SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
      Value at Start of Year  20.221116  17.908201  13.839917  12.500000         --        --        --        --        --       --
        Value at End of Year  21.722583  20.221116  17.908201  13.839917         --        --        --        --        --       --
     Wealthmark No. of Units    938,985    932,611     74,493      3,146         --        --        --        --        --       --
  NY Wealthmark No. of Units     78,833     76,549     29,002         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  20.130988  17.952346  13.846357  12.500000         --        --        --        --        --       --
        Value at End of Year  21.582690  20.130988  17.952346  13.846357         --        --        --        --        --       --
                No. of Units     92,859     93,694    657,053     30,194         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  20.063641  17.875144  17.221245         --         --        --        --        --        --       --
        Value at End of Year  21.478354  20.063641  17.875144         --         --        --        --        --        --       --
                No. of Units     24,638     25,374      7,461         --         --        --        --        --        --       --

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -SERVICE SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year  17.836947  17.032974  13.763182  12.500000         --        --        --        --        --       --
        Value at End of Year  18.179290  17.836947  17.032974  13.763182         --        --        --        --        --       --
     Wealthmark No. of Units     68,128     71,576      8,876      1,348         --        --        --        --        --       --
  NY Wealthmark No. of Units      5,407      5,595        390         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  17.757420  17.074978  13.769592  12.500000         --        --        --        --        --       --
        Value at End of Year  18.062174  17.757420  17.074978  13.769592         --        --        --        --        --       --
                No. of Units      7,533      9,070     58,272      4,103         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  17.698021  17.012020  16.750898         --         --        --        --        --        --       --
        Value at End of Year  17.974862  17.698021  17.012020         --         --        --        --        --        --       --
                No. of Units      2,139      2,141         --         --         --        --        --        --        --       --

SCUDDER 21ST CENTURY GROWTH PORTFOLIO (MERGED INTO SCUDDER SMALL CAP GROWTH PORTFOLIO EFF 5-1-2005) -CLASS B SHARES (units first credited 9-16-2002) Contracts with no Optional Benefits

      Value at Start of Year         --  17.530062  13.661183  12.500000         --        --        --        --        --       --
        Value at End of Year         --  19.163946  17.530062  13.661183         --        --        --        --        --       --

                                YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                               ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- --------- --------- --------- --------
     Wealthmark No. of Units         --    174,019      7,510        349         --        --        --        --        --       --
  NY Wealthmark No. of Units         --      8,560      2,424         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year         --  17.573287  13.667541  12.500000         --        --        --        --        --       --
        Value at End of Year         --  19.078507  17.573287  13.667541         --        --        --        --        --       --
                No. of Units         --     12,453    172,059      8,406         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year         --  17.497738  17.423406         --         --        --        --        --        --       --
        Value at End of Year         --  19.014715  17.497738         --         --        --        --        --        --       --
                No. of Units         --      2,074      1,975         --         --        --        --        --        --       --

                                YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                               ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- --------- --------- --------- --------
SCUDDER BLUE CHIP PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year $19.204489 $16.812834 $13.476913 $12.500000         --        --        --        --        --       --
        Value at End of Year  20.771752  19.204489  16.812834  13.476913         --        --        --        --        --       --
     Wealthmark No. of Units    650,218    654,816     80,970      2,554         --        --        --        --        --       --
  NY Wealthmark No. of Units     68,510     62,986     20,784         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  19.118886  16.854301  13.483188  12.500000         --        --        --        --        --       --
        Value at End of Year  20.637981  19.118886  16.854301  13.483188         --        --        --        --        --       --
                No. of Units     89,385    105,356    444,499     17,806         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  19.054942  17.253759  16.789437         --         --        --        --        --        --       --
        Value at End of Year  20.538225  19.054942  17.253759         --         --        --        --        --        --       --
                No. of Units      3,769      4,039        216         --         --        --        --        --        --       --

SCUDDER CAPITAL GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year  18.089923  17.014882  13.665622  12.500000         --        --        --        --        --       --
        Value at End of Year  19.357786  18.089923  17.014882  13.665622         --        --        --        --        --       --
     Wealthmark No. of Units  1,405,287    564,708     31,170      2,440         --        --        --        --        --       --
  NY Wealthmark No. of Units    102,555     20,406      8,183         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  18.009292  17.056831  13.671980  12.500000         --        --        --        --        --       --
        Value at End of Year  19.233113  18.009292  17.056831  13.671980         --        --        --        --        --       --
                No. of Units    112,102     37,509    476,741     23,254         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  17.949036  16.983475  16.963128         --         --        --        --        --        --       --
        Value at End of Year  19.140132  17.949036  16.983475         --         --        --        --        --        --       --
                No. of Units      3,390        896        189         --         --        --        --        --        --       --

SCUDDER CONSERVATIVE INCOME STRATEGY PORTFOLIO -CLASS B SHARES (units first credited 8-16-2004)
Contracts with no Optional Benefits

      Value at Start of Year  13.043798  12.500000         --         --         --        --        --        --        --       --
        Value at End of Year  13.317179  13.043798         --         --         --        --        --        --        --       --
     Wealthmark No. of Units    228,618      7,772         --         --         --        --        --        --        --       --
  NY Wealthmark No. of Units     22,356      4,960         --         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  13.034004  12.500000         --         --         --        --        --        --        --       --
        Value at End of Year  13.280670  13.034004         --         --         --        --        --        --        --       --
                No. of Units     25,418         --         --         --         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  13.026675  12.500000         --         --         --        --        --        --        --       --
        Value at End of Year  13.253368  13.026675         --         --         --        --        --        --        --       --
                No. of Units      8,096      7,301         --         --         --        --        --        --        --       --

SCUDDER FIXED INCOME PORTFOLIO (FORMERLY, SCUDDER INVESTMENT GRADE BOND PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits
      Value at Start of Year  13.425361  13.046399  12.654554  12.500000         --        --        --        --        --       --
        Value at End of Year  13.484372  13.425361  13.046399  12.654554         --        --        --        --        --       --
     Wealthmark No. of Units  1,845,843  1,986,687    191,978      5,127         --        --        --        --        --       --
  NY Wealthmark No. of Units    202,292    201,103     25,524         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  13.365469  13.078606  12.660448  12.500000         --        --        --        --        --       --

                                YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                               ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- --------- --------- --------- --------
        Value at End of Year  13.397455  13.365469  13.078606  12.660448         --        --        --        --        --       --
                No. of Units    248,301    270,955  1,336,424     69,290         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  13.320708  13.022287  12.776679         --         --        --        --        --        --       --
        Value at End of Year  13.332629  13.320708  13.022287         --         --        --        --        --        --       --
                No. of Units     18,011     26,041        272         --         --        --        --        --        --       --

                                YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                               ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- --------- --------- --------- --------
SCUDDER GLOBAL BLUE CHIP PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year $19.535703 $17.285658 $13.619519 $12.500000         --        --        --        --        --       --
        Value at End of Year  23.598886  19.535703  17.285658  13.619519         --        --        --        --        --       --
     Wealthmark No. of Units    200,859    166,470     52,375        745         --        --        --        --        --       --
  NY Wealthmark No. of Units     19,550     20,043      6,312         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  19.448603  17.328288  13.625858  12.500000         --        --        --        --        --       --
        Value at End of Year  23.446898  19.448603  17.328288  13.625858         --        --        --        --        --       --
                No. of Units     62,268     61,856    113,784     11,876         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  19.383563  16.781810  16.556205         --         --        --        --        --        --       --
        Value at End of Year  23.333577  19.383563  16.781810         --         --        --        --        --        --       --
                No. of Units      8,537     10,418        606         --         --        --        --        --        --       --

SCUDDER GLOBAL DISCOVERY PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year  25.524943  20.972704  14.324773  12.500000         --        --        --        --        --       --
        Value at End of Year  29.717774  25.524943  20.972704  14.324773         --        --        --        --        --       --
     Wealthmark No. of Units    276,667    252,200     16,717         16         --        --        --        --        --       --
  NY Wealthmark No. of Units     35,750     16,998      2,694         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  25.411193  21.024402  14.331432  12.500000         --        --        --        --        --       --
        Value at End of Year  29.526436  25.411193  21.024402  14.331432         --        --        --        --        --       --
                No. of Units     30,447     26,240    137,718      4,781         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  25.326207  20.934012  20.800960         --         --        --        --        --        --       --
        Value at End of Year  29.383730  25.326207  20.934012         --         --        --        --        --        --       --
                No. of Units      2,367      2,706      2,222         --         --        --        --        --        --       --

SCUDDER GOVERNMENT AND AGENCY SECURITIES PORTFOLIO (FORMERLY, SCUDDER GOVERNMENT SECURITIES PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year  12.911981  12.637795  12.610916  12.500000         --        --        --        --        --       --
        Value at End of Year  13.018135  12.911981  12.637795  12.610916         --        --        --        --        --       --
     Wealthmark No. of Units    940,467  1,070,227    215,390     22,803         --        --        --        --        --       --
  NY Wealthmark No. of Units     64,168     64,491     53,721         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  12.854388  12.668989  12.616785  12.500000         --        --        --        --        --       --
        Value at End of Year  12.934242  12.854388  12.668989  12.616785         --        --        --        --        --       --
                No. of Units    182,298    189,521  1,152,571     75,809         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  12.811320  12.614422  12.375302         --         --        --        --        --        --       --
        Value at End of Year  12.871628  12.811320  12.614422         --         --        --        --        --        --       --
                No. of Units     80,826     83,395     46,575         --         --        --        --        --        --       --

SCUDDER GROWTH & INCOME STRATEGY PORTFOLIO -CLASS B SHARES (units first credited 8-16-2004)
Contracts with no Optional Benefits

      Value at Start of Year  13.479028  12.500000         --         --         --        --        --        --        --       --
        Value at End of Year  13.964281  13.479028         --         --         --        --        --        --        --       --
     Wealthmark No. of Units  3,170,402    553,618         --         --         --        --        --        --        --       --
  NY Wealthmark No. of Units    501,438    316,029         --         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  13.468913  12.500000         --         --         --        --        --        --        --       --

                                YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                               ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- --------- --------- --------- --------
        Value at End of Year  13.926013  13.468913         --         --         --        --        --        --        --       --
                No. of Units    285,880     38,095         --         --         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  13.461339  12.500000         --         --         --        --        --        --        --       --
        Value at End of Year  13.897375  13.461339         --         --         --        --        --        --        --       --
                No. of Units    184,043     35,023         --         --         --        --        --        --        --       --

                                YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                               ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- --------- --------- --------- --------
SCUDDER GROWTH AND INCOME PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year $18.472602 $17.022819 $13.668514 $12.500000         --        --        --        --        --       --
        Value at End of Year  19.260813  18.472602  17.022819  13.668514         --        --        --        --        --       --
     Wealthmark No. of Units    652,721    386,244     41,670      1,935         --        --        --        --        --       --
  NY Wealthmark No. of Units     75,422     55,603     19,704         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  18.390246  17.064795  13.674880  12.500000         --        --        --        --        --       --
        Value at End of Year  19.136754  18.390246  17.064795  13.674880         --        --        --        --        --       --
                No. of Units     71,482     58,953    238,149      7,943         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  18.328733  17.001872  16.731208         --         --        --        --        --        --       --
        Value at End of Year  19.044243  18.328733  17.001872         --         --        --        --        --        --       --
                No. of Units     18,604      3,729         --         --         --        --        --        --        --       --

SCUDDER GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year  17.303433  16.707116  13.669425  12.500000         --        --        --        --        --       --
        Value at End of Year  18.404481  17.303433  16.707116  13.669425         --        --        --        --        --       --
     Wealthmark No. of Units         33    290,534     17,032         11         --        --        --        --        --       --
  NY Wealthmark No. of Units         --     33,534      6,130         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year         --  16.748311  13.675788  12.500000         --        --        --        --        --       --
        Value at End of Year         --  17.226276  16.748311  13.675788         --        --        --        --        --       --
                No. of Units         --     37,165    162,157        542         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year         --  16.686543  16.417473         --         --        --        --        --        --       --
        Value at End of Year         --  17.168653  16.686543         --         --        --        --        --        --       --
                No. of Units         --        578         --         --         --        --        --        --        --       --

SCUDDER GROWTH STRATEGY PORTFOLIO (units first credited 8-16-2004)
Contracts with no Optional Benefits

      Value at Start of Year  13.715293  12.500000         --         --         --        --        --        --        --       --
        Value at End of Year  14.339023  13.715293         --         --         --        --        --        --        --       --
     Wealthmark No. of Units  3,743,554    849,899         --         --         --        --        --        --        --       --
  NY Wealthmark No. of Units    724,886    224,387         --         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  13.705011  12.500000         --         --         --        --        --        --        --       --
        Value at End of Year  14.299725  13.705011         --         --         --        --        --        --        --       --
                No. of Units    195,715     76,502         --         --         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  13.697294  12.500000         --         --         --        --        --        --        --       --
        Value at End of Year  14.270320  13.697294         --         --         --        --        --        --        --       --
                No. of Units    245,105     38,886         --         --         --        --        --        --        --       --

SCUDDER HEALTH SCIENCES PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year  18.427791  17.077106  13.026090  12.500000         --        --        --        --        --       --
        Value at End of Year  19.637063  18.427791  17.077106  13.026090         --        --        --        --        --       --
     Wealthmark No. of Units    383,673    397,506     23,734      1,684         --        --        --        --        --       --
  NY Wealthmark No. of Units     34,864     31,922      9,066         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  18.345619  17.119230  13.032160  12.500000         --        --        --        --        --       --

                                YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                               ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- --------- --------- --------- --------
        Value at End of Year  19.510557  18.345619  17.119230  13.032160         --        --        --        --        --       --
                No. of Units     29,710     31,663    288,443     11,992         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  18.284227  17.045590  17.635912         --         --        --        --        --        --       --
        Value at End of Year  19.416193  18.284227  17.045590         --         --        --        --        --        --       --
                No. of Units     11,289     13,436      2,417         --         --        --        --        --        --       --

                                YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                               ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- --------- --------- --------- --------
SCUDDER HIGH INCOME PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year $17.975333 $16.224879 $13.280205 $12.500000         --        --        --        --        --       --
        Value at End of Year  18.331196  17.975333  16.224879  13.280205         --        --        --        --        --       --
     Wealthmark No. of Units    911,413    952,727    114,211      9,325         --        --        --        --        --       --
  NY Wealthmark No. of Units     58,888     54,727     19,118         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  17.895198  16.264897  13.286385  12.500000         --        --        --        --        --       --
        Value at End of Year  18.213120  17.895198  16.264897  13.286385         --        --        --        --        --       --
                No. of Units     99,402    115,793    705,208     21,076         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  17.835344  16.194935  15.937940         --         --        --        --        --        --       --
        Value at End of Year  18.125054  17.835344  16.194935         --         --        --        --        --        --       --
                No. of Units     11,002     11,793        292         --         --        --        --        --        --       --

SCUDDER INCOME & GROWTH STRATEGY PORTFOLIO -CLASS B SHARES (units first credited 8-16-2004)
Contracts with no Optional Benefits

      Value at Start of Year  13.255194  12.500000         --         --         --        --        --        --        --       --
        Value at End of Year  13.643344  13.255194         --         --         --        --        --        --        --       --
     Wealthmark No. of Units    828,363    244,455         --         --         --        --        --        --        --       --
  NY Wealthmark No. of Units     84,849     36,206         --         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  13.245252  12.500000         --         --         --        --        --        --        --       --
        Value at End of Year  13.605947  13.245252         --         --         --        --        --        --        --       --
                No. of Units     63,709     14,380         --         --         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  13.237796  12.500000         --         --         --        --        --        --        --       --
        Value at End of Year  13.577962  13.237796         --         --         --        --        --        --        --       --
                No. of Units    112,172     56,329         --         --         --        --        --        --        --       --

SCUDDER INTERNATIONAL PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year  19.230024  16.735799  13.335785  12.500000         --        --        --        --        --       --
        Value at End of Year  21.943639  19.230024  16.735799  13.335785         --        --        --        --        --       --
     Wealthmark No. of Units    505,062    525,807     74,667      2,475         --        --        --        --        --       --
  NY Wealthmark No. of Units     52,614     49,108     10,027         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  19.144287  16.777081  13.341991  12.500000         --        --        --        --        --       --
        Value at End of Year  21.802291  19.144287  16.777081  13.341991         --        --        --        --        --       --
                No. of Units     93,091     97,620    274,116     20,073         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  19.080228  16.704896  16.241526         --         --        --        --        --        --       --
        Value at End of Year  21.696875  19.080228  16.704896         --         --        --        --        --        --       --
                No. of Units      5,760      3,882        496         --         --        --        --        --        --       --

SCUDDER INTERNATIONAL SELECT EQUITY PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year  20.096540  17.252828  13.545401  12.500000         --        --        --        --        --       --
        Value at End of Year  22.591678  20.096540  17.252828  13.545401         --        --        --        --        --       --
     Wealthmark No. of Units    615,970    619,713     40,814      1,135         --        --        --        --        --       --
  NY Wealthmark No. of Units     27,845     21,226      4,947         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  20.006971  17.295376  13.551701  12.500000         --        --        --        --        --       --

                                YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                               ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- --------- --------- --------- --------
        Value at End of Year  22.446198  20.006971  17.295376  13.551701         --        --        --        --        --       --
                No. of Units     56,279     55,109    400,008     15,411         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  19.940046  17.231578  16.837167         --         --        --        --        --        --       --
        Value at End of Year  22.337682  19.940046  17.231578         --         --        --        --        --        --       --
                No. of Units      2,177      3,089         --         --         --        --        --        --        --       --

                                YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                               ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- --------- --------- --------- --------
SCUDDER LARGE CAP VALUE PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year $19.739537 $18.212076 $13.999357 $12.500000         --        --        --        --        --       --
        Value at End of Year  19.772644  19.739537  18.212076  13.999357         --        --        --        --        --       --
     Wealthmark No. of Units    546,659    550,725     35,379      1,533         --        --        --        --        --       --
  NY Wealthmark No. of Units    115,631    114,862     19,703         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  19.651565  18.256976  14.005872  12.500000         --        --        --        --        --       --
        Value at End of Year  19.645318  19.651565  18.256976  14.005872         --        --        --        --        --       --
                No. of Units     62,992     58,880    354,801      9,195         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  19.585824  18.178471  17.947022         --         --        --        --        --        --       --
        Value at End of Year  19.550334  19.585824  18.178471         --         --        --        --        --        --       --
                No. of Units      4,115      3,673        935         --         --        --        --        --        --       --

SCUDDER MERCURY LARGE CAP CORE PORTFOLIO -CLASS B SHARES (units first credited 10-18-2004)
Contracts with no Optional Benefits

      Value at Start of Year  12.964633  12.500000         --         --         --        --        --        --        --       --
        Value at End of Year  14.418220  12.964633         --         --         --        --        --        --        --       --
     Wealthmark No. of Units     25,643        962         --         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  12.961367  12.500000         --         --         --        --        --        --        --       --
        Value at End of Year  14.385890  12.961367         --         --         --        --        --        --        --       --
                No. of Units        938         --         --         --         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year         --  12.500000         --         --         --        --        --        --        --       --
        Value at End of Year         --  12.958919         --         --         --        --        --        --        --       --
                No. of Units         --         --         --         --         --        --        --        --        --       --

SCUDDER MID CAP PORTFOLIO (FORMERLY, SCUDDER AGGRESSIVE GROWTH PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year  12.500000  19.338952  14.727373  12.500000         --        --        --        --        --       --
        Value at End of Year  22.393659  19.806314  19.338952  14.727373         --        --        --        --        --       --
     Wealthmark No. of Units     95,663     95,838      7,954         --         --        --        --        --        --       --
  NY Wealthmark No. of Units     17,563     16,796      3,254         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  12.500000  19.386626  14.734222  12.500000         --        --        --        --        --       --
        Value at End of Year  22.249445  19.718019  19.386626  14.734222         --        --        --        --        --       --
                No. of Units      9,932      9,432     80,945      3,726         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  12.500000  19.303275  18.264294         --         --        --        --        --        --       --
        Value at End of Year  22.141901  19.652052  19.303275         --         --        --        --        --        --       --
                No. of Units      1,942      1,921      1,798         --         --        --        --        --        --       --

SCUDDER MONEY MARKET PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year  12.263477  12.341357  12.487876  12.500000         --        --        --        --        --       --
        Value at End of Year  12.387191  12.263477  12.341357  12.487876         --        --        --        --        --       --
     Wealthmark No. of Units    672,008    712,036    179,729      3,544         --        --        --        --        --       --
  NY Wealthmark No. of Units     25,946     29,316     61,837         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  12.208779  12.371821  12.493692  12.500000         --        --        --        --        --       --
        Value at End of Year  12.307368  12.208779  12.371821  12.493692         --        --        --        --        --       --

                                YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                               ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- --------- --------- --------- --------
                No. of Units    145,491    158,337    742,432     96,701         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  12.167892  12.318541  12.254068         --         --        --        --        --        --       --
        Value at End of Year  12.247823  12.167892  12.318541         --         --        --        --        --        --       --
                No. of Units     71,621     12,247     35,896         --         --        --        --        --        --       --

                                YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                               ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- --------- --------- --------- --------
SCUDDER REAL ESTATE SECURITIES PORTFOLIO -CLASS B SHARES (units first credited 5-01-2003)
Contracts with no Optional Benefits

      Value at Start of Year $19.707109 $15.267699 $12.500000         --         --        --        --        --        --       --
        Value at End of Year  19.920219  19.707109  15.267699         --         --        --        --        --        --       --
     Wealthmark No. of Units    374,249    378,504     12,747         --         --        --        --        --        --       --
  NY Wealthmark No. of Units     69,768     74,601     24,570         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  19.641828  15.287771  12.500000         --         --        --        --        --        --       --
        Value at End of Year  19.814671  19.641828  15.287771         --         --        --        --        --        --       --
                No. of Units     40,570     43,259    184,633         --         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  19.593030  15.252679  14.164090         --         --        --        --        --        --       --
        Value at End of Year  19.735898  19.593030  15.252679         --         --        --        --        --        --       --
                No. of Units        947      3,806      1,714         --         --        --        --        --        --       --

SCUDDER SALOMON AGGRESSIVE GROWTH PORTFOLIO (FORMERLY, SCUDDER INVESCO DYNAMIC GROWTH PORTFOLIO) (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year  21.115038  19.166426  14.398739  12.500000         --        --        --        --        --       --
        Value at End of Year  23.576019  21.115038  19.166426  14.398739         --        --        --        --        --       --
     Wealthmark No. of Units    106,780    105,946     25,262        406         --        --        --        --        --       --
  NY Wealthmark No. of Units      4,581      4,134      2,235         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  19.718019  19.213671  14.405433  12.500000         --        --        --        --        --       --
        Value at End of Year  23.424174  21.020916  19.213671  14.405433         --        --        --        --        --       --
                No. of Units     30,095     32,057     82,531      4,368         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  19.652052  19.131066  18.847396         --         --        --        --        --        --       --
        Value at End of Year  23.310933  20.950593  19.131066         --         --        --        --        --        --       --
                No. of Units      1,871      1,921      1,920         --         --        --        --        --        --       --

SCUDDER SMALL CAP GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year  20.294917  18.573505  14.242205  12.500000         --        --        --        --        --       --
        Value at End of Year  21.360822  20.294917  18.573505  14.242205         --        --        --        --        --       --
     Wealthmark No. of Units    596,134    470,061     47,928      2,497         --        --        --        --        --       --
  NY Wealthmark No. of Units     40,807     31,974     12,175         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  20.204454  18.619291  14.248827  12.500000         --        --        --        --        --       --
        Value at End of Year  21.223254  20.204454  18.619291  14.248827         --        --        --        --        --       --
                No. of Units     74,071     62,381    308,517     16,033         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  20.136865  18.539241  18.372487         --         --        --        --        --        --       --
        Value at End of Year  21.120675  20.136865  18.539241         --         --        --        --        --        --       --
                No. of Units     16,261     15,674      5,599         --         --        --        --        --        --       --

SCUDDER STRATEGIC INCOME PORTFOLIO -CLASS B SHARES (units first credited 5-01-2003)
Contracts with no Optional Benefits

      Value at Start of Year  13.580089  12.703461  12.500000         --         --        --        --        --        --       --
        Value at End of Year  13.649352  13.580089  12.703461         --         --        --        --        --        --       --
     Wealthmark No. of Units    451,238    410,955     32,194         --         --        --        --        --        --       --
  NY Wealthmark No. of Units     52,936     50,174     14,741         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  13.535078  12.720176  12.500000         --         --        --        --        --        --       --

                                YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                               ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- --------- --------- --------- --------
        Value at End of Year  13.576994  13.535078  12.720176         --         --        --        --        --        --       --
                No. of Units     42,055     41,835    184,098         --         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  13.501416  12.690945  12.106118         --         --        --        --        --        --       --
        Value at End of Year  13.522981  13.501416  12.690945         --         --        --        --        --        --       --
                No. of Units     14,932     23,486      2,160         --         --        --        --        --        --       --

                                YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                               ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- --------- --------- --------- --------
SCUDDER TECHNOLOGY GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year $22.681308 $22.611455 $15.717172 $12.500000         --        --        --        --        --       --
        Value at End of Year  23.097629  22.681308  22.611455  15.717172         --        --        --        --        --       --
     Wealthmark No. of Units    229,170    268,209     17,718      2,358         --        --        --        --        --       --
  NY Wealthmark No. of Units     14,592     13,981      8,067         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  22.580239  22.667138  15.724471  12.500000         --        --        --        --        --       --
        Value at End of Year  22.948908  22.580239  22.667138  15.724471         --        --        --        --        --       --
                No. of Units     21,659     20,980    182,467      8,022         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  22.504751  22.569782  21.279510         --         --        --        --        --        --       --
        Value at End of Year  22.838011  22.504751  22.569782         --         --        --        --        --        --       --
                No. of Units      3,519      2,085      1,724         --         --        --        --        --        --       --

SCUDDER TEMPLETON FOREIGN VALUE PORTFOLIO -CLASS B SHARES (units first credited 10-18-2004)
Contracts with no Optional Benefits

      Value at Start of Year  13.176792  12.500000         --         --         --        --        --        --        --       --
        Value at End of Year  14.064678  13.176792         --         --         --        --        --        --        --       --
     Wealthmark No. of Units     42,057      5,928         --         --         --        --        --        --        --       --
  NY Wealthmark No. of Units         69         --         --         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  13.173474  12.500000         --         --         --        --        --        --        --       --
        Value at End of Year  14.033124  13.173474         --         --         --        --        --        --        --       --
                No. of Units      2,825        984         --         --         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year         --  12.500000         --         --         --        --        --        --        --       --
        Value at End of Year         --  13.170988         --         --         --        --        --        --        --       --
                No. of Units         --         --         --         --         --        --        --        --        --       --

SCUDDER TOTAL RETURN PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year  16.034061  15.250142  13.181932  12.500000         --        --        --        --        --       --
        Value at End of Year  16.428509  16.034061  15.250142  13.181932         --        --        --        --        --       --
     Wealthmark No. of Units    710,666    722,056     63,630      3,229         --        --        --        --        --       --
  NY Wealthmark No. of Units     60,602     97,891     31,793         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  15.962555  15.287760  13.188068  12.500000         --        --        --        --        --       --
        Value at End of Year  16.322663  15.962555  15.287760  13.188068         --        --        --        --        --       --
                No. of Units     70,550     68,982    581,153     17,638         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  15.909138  15.221981  15.094062         --         --        --        --        --        --       --
        Value at End of Year  16.243732  15.909138  15.221981         --         --        --        --        --        --       --
                No. of Units     12,190     11,417      3,314         --         --        --        --        --        --       --

SCUDDER VIT EQUITY 500 INDEX FUND -CLASS B SHARES (units first credited 9-16-2005)
Contracts with no Optional Benefits

      Value at Start of Year  12.500000         --         --         --         --        --        --        --        --       --
        Value at End of Year  19.647632         --         --         --         --        --        --        --        --       --
     Wealthmark No. of Units    827,396         --         --         --         --        --        --        --        --       --
  NY Wealthmark No. of Units    167,280         --         --         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  12.500000         --         --         --         --        --        --        --        --       --

                                YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                               ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- --------- --------- --------- --------
        Value at End of Year  19.521100         --         --         --         --        --        --        --        --       --
                No. of Units    104,966         --         --         --         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  12.500000         --         --         --         --        --        --        --        --       --
        Value at End of Year  19.426714         --         --         --         --        --        --        --        --       --
                No. of Units     12,256         --         --         --         --        --        --        --        --       --

                                YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                               ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- --------- --------- --------- --------
SVS BOND PORTFOLIO -CLASS B SHARES (units first credited 9-16-2005)
Contracts with no Optional Benefits

      Value at Start of Year $12.500000         --         --         --         --        --        --        --        --       --
        Value at End of Year  12.546516         --         --         --         --        --        --        --        --       --
     Wealthmark No. of Units      7,352         --         --         --         --        --        --        --        --       --
  NY Wealthmark No. of Units      1,939         --         --         --         --        --        --        --        --       --

SVS DAVIS VENTURE VALUE PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year  19.773687  17.953974  14.096398  12.500000         --        --        --        --        --       --
        Value at End of Year  21.299051  19.773687  17.953974  14.096398         --        --        --        --        --       --
     Wealthmark No. of Units    954,778    940,931     62,274      1,718         --        --        --        --        --       --
  NY Wealthmark No. of Units     60,582     46,354      8,817         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  19.685525  17.998252  14.102955  12.500000         --        --        --        --        --       --
        Value at End of Year  21.161854  19.685525  17.998252  14.102955         --        --        --        --        --       --
                No. of Units    106,575    110,851    620,132     29,890         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  19.619668  17.920836  17.779844         --         --        --        --        --        --       --
        Value at End of Year  21.059552  19.619668  17.920836         --         --        --        --        --        --       --
                No. of Units     22,413     23,249      4,361         --         --        --        --        --        --       --

SVS DREMAN FINANCIAL SERVICES PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year  20.232247  18.357075  14.603846  12.500000         --        --        --        --        --       --
        Value at End of Year  19.860443  20.232247  18.357075  14.603846         --        --        --        --        --       --
     Wealthmark No. of Units    263,120    274,535     19,799      1,307         --        --        --        --        --       --
  NY Wealthmark No. of Units     15,951     20,930      3,894         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  20.142047  18.402350  14.610637  12.500000         --        --        --        --        --       --
        Value at End of Year  19.732508  20.142047  18.402350  14.610637         --        --        --        --        --       --
                No. of Units     20,661     23,708    218,880     13,417         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  20.074692  13.323217  17.906571         --         --        --        --        --        --       --
        Value at End of Year  19.637147  20.074692  13.323217         --         --        --        --        --        --       --
                No. of Units      1,081        505        315         --         --        --        --        --        --       --

SVS DREMAN HIGH RETURN EQUITY PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year  21.173358  18.850967  14.568071  12.500000         --        --        --        --        --       --
        Value at End of Year  22.448813  21.173358  18.850967  14.568071         --        --        --        --        --       --
     Wealthmark No. of Units  1,989,519  1,965,399    236,381      9,488         --        --        --        --        --       --
  NY Wealthmark No. of Units    104,740     92,964     32,415         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  21.078994  18.897440  14.574840  12.500000         --        --        --        --        --       --
        Value at End of Year  22.304249  21.078994  18.897440  14.574840         --        --        --        --        --       --
                No. of Units    269,770    267,691  1,367,243     85,880         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  21.008499  18.816193  18.334413         --         --        --        --        --        --       --
        Value at End of Year  22.196449  21.008499  18.816193         --         --        --        --        --        --       --
                No. of Units      1,594        597         62         --         --        --        --        --        --       --

SVS DREMAN SMALL CAP VALUE PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

                                YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                               ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- --------- --------- --------- --------
      Value at Start of Year  23.607763  19.026296  13.648533  12.500000         --        --        --        --        --       --
        Value at End of Year  25.557673  23.607763  19.026296  13.648533         --        --        --        --        --       --
     Wealthmark No. of Units    971,865    985,837     78,927      3,482         --        --        --        --        --       --
  NY Wealthmark No. of Units     82,798     71,298     16,808         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  23.502587  19.073169  13.654885  12.500000         --        --        --        --        --       --
        Value at End of Year  25.393138  23.502587  19.073169  13.654885         --        --        --        --        --       --
                No. of Units    100,327    105,062    659,732     46,577         --        --        --        --        --       --

                                YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                               ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- --------- --------- --------- --------
NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year $23.423980 $18.991183 $19.084424         --         --        --        --        --        --       --
        Value at End of Year  25.270400  23.423980  18.991183         --         --        --        --        --        --       --
                No. of Units      4,993      2,975      2,039         --         --        --        --        --        --       --

SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year  17.039235  16.980634  13.678801  12.500000         --        --        --        --        --       --
        Value at End of Year  17.207495  17.039235  16.980634  13.678801         --        --        --        --        --       --
     Wealthmark No. of Units        585    642,089     29,199        357         --        --        --        --        --       --
  NY Wealthmark No. of Units         --     56,205     11,545         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year         --  17.022514  13.685173  12.500000         --        --        --        --        --       --
        Value at End of Year         --  16.963257  17.022514  13.685173         --        --        --        --        --       --
                No. of Units         --     52,759    351,290     21,075         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year         --  16.949303  16.292609         --         --        --        --        --        --       --
        Value at End of Year         --  16.906505  16.949303         --         --        --        --        --        --       --
                No. of Units         --      2,384        648         --         --        --        --        --        --       --

SVS FOCUS VALUE + GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year         --  18.411374  14.142452  12.500000         --        --        --        --        --       --
        Value at End of Year         --  20.185513  18.411374  14.142452         --        --        --        --        --       --
     Wealthmark No. of Units         --    193,698     14,276      1,028         --        --        --        --        --       --
  NY Wealthmark No. of Units         --     17,097      2,712         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year         --  18.456762  14.149028  12.500000         --        --        --        --        --       --
        Value at End of Year         --  20.095553  18.456762  14.149028         --        --        --        --        --       --
                No. of Units         --     15,899    114,321      8,612         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year         --  18.388717  17.614657         --         --        --        --        --        --       --
        Value at End of Year         --  20.028328  18.388717         --         --        --        --        --        --       --
                No. of Units         --      5,622         --         --         --        --        --        --        --       --

SVS INDEX 500 PORTFOLIO (MERGED INTO SCUDDER VIT EQUITY 500 INDEX FUND EFF 9-16-05) -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year         --  17.583220  14.004948  12.500000         --        --        --        --        --       --
        Value at End of Year         --  19.115976  17.583220  14.004948         --        --        --        --        --       --
     Wealthmark No. of Units         --    847,115     86,229      4,019         --        --        --        --        --       --
  NY Wealthmark No. of Units         --    194,905     59,744         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year         --  17.626575  14.011463  12.500000         --        --        --        --        --       --
        Value at End of Year         --  19.030766  17.626575  14.011463         --        --        --        --        --       --
                No. of Units         --     77,596    595,368     29,541         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year         --  17.550772  17.238875         --         --        --        --        --        --       --
        Value at End of Year         --  18.967106  17.550772         --         --        --        --        --        --       --
                No. of Units         --     15,825      4,363         --         --        --        --        --        --       --

SVS JANUS GROWTH AND INCOME PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year  18.203682  16.577736  13.533986  12.500000         --        --        --        --        --       --
        Value at End of Year  20.053695  18.203682  16.577736  13.533986         --        --        --        --        --       --

                                YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                               ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- --------- --------- --------- --------
     Wealthmark No. of Units    461,676    481,109     46,514        499         --        --        --        --        --       --
  NY Wealthmark No. of Units     38,914     38,213     13,623         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  18.122527  16.618620  13.540286  12.500000         --        --        --        --        --       --
        Value at End of Year  19.924533  18.122527  16.618620  13.540286         --        --        --        --        --       --
                No. of Units     74,651     73,472    336,702     16,059         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  18.061889  16.557342  16.107188         --         --        --        --        --        --       --
        Value at End of Year  19.828190  18.061889  16.557342         --         --        --        --        --        --       --
                No. of Units      3,066      3,266         --         --         --        --        --        --        --       --

                                YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                               ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- --------- --------- --------- --------
SVS JANUS GROWTH OPPORTUNITIES PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year $19.087533 $17.208598 $13.851397 $12.500000         --        --        --        --        --       --
        Value at End of Year  20.164035  19.087533  17.208598  13.851397         --        --        --        --        --       --
     Wealthmark No. of Units    171,006    167,881     27,423        504         --        --        --        --        --       --
  NY Wealthmark No. of Units      6,165      6,112      3,785         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  19.002456  17.251027  13.857843  12.500000         --        --        --        --        --       --
        Value at End of Year  20.034173  19.002456  17.251027  13.857843         --        --        --        --        --       --
                No. of Units     23,456     28,159    122,952      5,064         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year         --  16.547138  17.191770         --         --        --        --        --        --       --
        Value at End of Year         --  18.938880  16.547138         --         --        --        --        --        --       --
                No. of Units         --         --      1,462         --         --        --        --        --        --       --

SVS MFS STRATEGIC VALUE PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year  20.909517  18.018019  14.490506  12.500000         --        --        --        --        --       --
        Value at End of Year  19.572047  20.909517  18.018019  14.490506         --        --        --        --        --       --
     Wealthmark No. of Units    524,416    510,301     60,256      1,268         --        --        --        --        --       --
  NY Wealthmark No. of Units     48,698     47,032      3,143         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  20.816302  18.062460  14.497241  12.500000         --        --        --        --        --       --
        Value at End of Year  19.445970  20.816302  18.062460  14.497241         --        --        --        --        --       --
                No. of Units     86,424     90,305    264,041     14,488         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  20.746697  17.984781  17.897509         --         --        --        --        --        --       --
        Value at End of Year  19.351981  20.746697  17.984781         --         --        --        --        --        --       --
                No. of Units      5,247      6,457      1,101         --         --        --        --        --        --       --

SVS OAK STRATEGIC EQUITY PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year  22.439299  22.503002  15.332670  12.500000         --        --        --        --        --       --
        Value at End of Year  21.132598  22.439299  22.503002  15.332670         --        --        --        --        --       --
     Wealthmark No. of Units    300,983    325,018     19,567      1,189         --        --        --        --        --       --
  NY Wealthmark No. of Units     21,436     32,355      4,511         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  22.339318  22.558419  15.339790  12.500000         --        --        --        --        --       --
        Value at End of Year  20.996517  22.339318  22.558419  15.339790         --        --        --        --        --       --
                No. of Units     34,900     37,953    201,204     11,653         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  22.264609  22.475335  21.403748         --         --        --        --        --        --       --
        Value at End of Year  20.895028  22.264609  22.475335         --         --        --        --        --        --       --
                No. of Units        913      3,062         --         --         --        --        --        --        --       --

SVS TURNER MIDCAP GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)
Contracts with no Optional Benefits

      Value at Start of Year  22.271942  20.365660  13.975119  12.500000         --        --        --        --        --       --
        Value at End of Year  24.433650  22.271942  20.365660  13.975119         --        --        --        --        --       --
     Wealthmark No. of Units    372,447    388,303     34,942      2,184         --        --        --        --        --       --
  NY Wealthmark No. of Units     20,526     18,597      5,245         --         --        --        --        --        --       --

Wealthmark Contracts with EER

      Value at Start of Year  22.172696  20.415849  13.981623  12.500000         --        --        --        --        --       --

                                YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                               ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                              12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                             ---------- ---------- ---------- ---------- ---------- --------- --------- --------- --------- --------
        Value at End of Year  24.276318  22.172696  20.415849  13.981623         --        --        --        --        --       --
                No. of Units     47,071     43,278    278,004     28,656         --        --        --        --        --       --

NY Wealthmark Contracts with the Payment Enhancement

      Value at Start of Year  22.098540  20.328105  19.467718         --         --        --        --        --        --       --
        Value at End of Year  24.158995  22.098540  20.328105         --         --        --        --        --        --       --
                No. of Units      1,147      2,313      1,856         --         --        --        --        --        --       --

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                               [JOHN HANCOCK LOGO]
                             ----------------------
                             JOHN HANCOCK ANNUITIES

                                             Statement of Additional Information
                                                               dated May 1, 2006

                       Statement of Additional Information
         John Hancock Life Insurance Company (U.S.A.) Separate Account H

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. This Statement of Additional Information should be read in conjunction with the Prospectuses dated the same date as this Statement of Additional Information. This Statement of Additional Information describes additional information regarding the variable portion of the flexible purchase payment deferred combination fixed and variable annuity contracts (singly, a "Contract and collectively, the "Contracts" issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York as follows:


                     PROSPECTUSES ISSUED BY JOHN HANCOCK USA
           ( to be read with this Statement of Additional Information)
                            Venture Variable Annuity
                           Wealthmark Variable Annuity
                          Venture III Variable Annuity
                         Wealthmark ML3 Variable Annuity
                            Vantage Variable Annuity
                             Vision Variable Annuity
                            Strategy Variable Annuity





You may obtain a copy of the Prospectuses listed above by contacting us at the following addresses:


                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
           Annuity Service Center                Mailing Address
             601 Congress Street               Post Office Box 55230
      Boston, Massachusetts 02210-2805    Boston, Massachusetts 02205-5230
       (617) 663-3000 or (800) 344-1029     www.johnhancockannuities.com

JHUSA SEP ACCT H SAI 5/06

                                Table of Contents


GENERAL INFORMATION AND HISTORY...........................    3
ACCUMULATION UNIT VALUE TABLES............................    3
SERVICES..................................................    3
    Independent Registered Public Accountant..............    3
    Servicing Agent.......................................    3
    Principal Underwriter.................................    3
    Special Compensation and Reimbursement Arrangements...    4
APPENDIX A:  AUDITED FINANCIAL STATEMENTS.................  A-1

                         General Information and History


John Hancock Life Insurance Company (U.S.A.) Separate Account H, (the "Separate Account") (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H) is a separate investment account of John Hancock Life Insurance Company (U.S.A.), ("we," "us," "the Company," or "John Hancock USA") (formerly, The Manufacturers Life Insurance Company (U.S.A.)). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 38500 Woodward Avenue Bloomfield Hills, Michigan 48304. We also have an Annuity Service Center located at 601 Congress Street, Boston, Massachusetts 02210. Our ultimate parent is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.



The Separate Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into the Company. As a result of this merger, the Company became the owner of all of Manulife North America's assets, including the assets of the Separate Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.



Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.


                         Accumulation Unit Value Tables

The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.

                                    Services

Independent Registered Public Accounting Firm

The consolidated financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, and the financial statements of John Hancock Life Insurance Company (U.S.A.) Separate Account H at December 31, 2005, and for each of the two years in the period ended December 31, 2005, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Servicing Agent

Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

- daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;

-     semimonthly commission statements;

-     monthly summaries of agent production and daily transaction reports;

-     semiannual statements for contract owners; and

-     annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

Principal Underwriter

John Hancock Distributors, LLC, ("JH Distributors") (formerly, Manulife Financial Securities LLC), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to JH Distributors in 2005, 2004, 2003 were $510,874,858, $403,619,081, and
$293,120,491, respectively. JH Distributors did not retain any of these amounts during such periods.

Special Compensation and Reimbursement Arrangements

JH Distributors pays compensation to broker-dealers for the promotion and sale of the policies. The compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to broker-dealers for sale of the contracts (not including riders) is not expected to exceed the standard compensation amounts referenced in the product prospectuses. The amount and timing of this compensation may differ among broker-dealers, but would not be expected to materially exceed the foregoing schedules on a present value basis.

The registered representative through whom your contract is sold will be compensated pursuant to the registered representative's own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the contracts is not paid directly by contract owner but will be recouped through the fees and charges imposed under the contract.

Additional compensation and revenue sharing arrangements may be offered to certain broker-dealer firms. The terms of such arrangements may differ among broker-dealer firms we select based on various factors. In general, the arrangements involve three types of payments or any combination thereof:

- Fixed dollar payments: The amount of these payments varies widely. JH Distributors may, for example, make one or more payments in connection with a firm's conferences, seminars or training programs, seminars for the public, advertising and sales campaigns regarding the contracts, to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. JH Distributors may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

- Payments based upon sales: These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. JH Distributors makes these payments on a periodic basis.

- Payments based upon "assets under management." These payments are based upon a percentage of the policy value of some or all of our (and/or our affiliates') insurance products that were sold through the firm. JH Distributors makes these payments on a periodic basis.


Signator Investors, Inc. may pay their respective registered representatives additional cash incentives in the form of bonus payments, expense payments, employment benefits or the waiver of overhead costs or expenses in connection with the sale of the contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies. Certain unaffiliated financial institutions such as banks may also receive compensation in connection with the sale of our contracts.

                    APPENDIX A: Audited Financial Statements

<plaintext>

                               JOHN HANCOCK LIFE
                               INSURANCE COMPANY
                                   (U.S.A.)

                       (Formerly The Manufacturers Life
                          Insurance Company (U.S.A.))

                             Audited Consolidated
                        U.S. GAAP Financial Statements

                                  Years ended
                       December 31, 2005, 2004 and 2003


                         [LOGO OF MANULIFE FINANCIAL]

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

         (FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

                   AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                 Years ended December 31, 2005, 2004 and 2003

                                   CONTENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.......              1

AUDITED CONSOLIDATED FINANCIAL STATEMENTS.....................
   CONSOLIDATED BALANCE SHEETS................................              2
   CONSOLIDATED STATEMENTS OF INCOME..........................              3
   CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY.              4
   CONSOLIDATED STATEMENTS OF CASH FLOWS......................              5
   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.................              7

            Report of Independent Registered Public Accounting Firm

The Board of Directors
John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company (U.S.A.))

We have audited the accompanying consolidated balance sheets of John Hancock Life Insurance Company (U.S.A.) ("the Company") (formerly, The Manufacturers Life Insurance Company (U.S.A.)) as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Life Insurance Company (U.S.A.) at December 31, 2005 and 2004, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the financial statements, in 2004 the Company changed its method of accounting for certain nontraditional long duration contracts and for separate accounts.

                                                   /s/ ERNST & YOUNG LLP

March 21, 2006
Boston, Massachusetts

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED BALANCE SHEETS


As of December 31 (in millions)                                   2005    2004
--------------------------------------------------------------  -------- -------
ASSETS
Investments (note 3):
Securities available-for-sale, at fair value:
   Fixed-maturity (amortized cost: 2005 $11,215; 2004 $10,396)  $ 11,770 $11,188
   Equity (cost: 2005 $478; 2004 $382)                               584     466
Mortgage loans                                                     2,410   2,367
Real estate                                                        1,449   1,450
Policy loans                                                       2,187   2,681
Short-term investments                                               549     436
Other investments                                                     61      57
                                                                -------- -------
TOTAL INVESTMENTS                                                 19,010  18,645
                                                                -------- -------
Cash and cash equivalents                                          2,591   1,482
Deferred acquisition costs (note 5)                                4,112   3,448
Deferred sales inducements (note 5)                                  231     228
Amounts due from affiliates                                        2,395   2,350
Amounts recoverable from reinsurers                                1,201     988
Other assets (Goodwill: 2005 - $54; 2004 - $62)                    1,430   1,044
Separate account assets                                           70,565  57,103
                                                                -------- -------
TOTAL ASSETS                                                    $101,535 $85,288
                                                                ======== =======
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Policyholder liabilities and accruals                           $ 21,873 $21,447
Net deferred tax liabilities (note 6)                                610     569
Amounts due to affiliates                                          2,271     420
Other liabilities                                                  2,089   1,830
Separate account liabilities                                      70,565  57,103
                                                                -------- -------
TOTAL LIABILITIES                                                 97,408  81,369
                                                                ======== =======
Shareholder's Equity:
Capital stock (note 7)                                                 5       5
Additional paid-in capital                                         2,045   2,024
Retained earnings                                                  1,410   1,062
Accumulated other comprehensive income (note 4)                      667     828
                                                                -------- -------
TOTAL SHAREHOLDER'S EQUITY                                         4,127   3,919
                                                                -------- -------
TOTAL LIABILITIES AND SHAREHOLDE R'S EQUITY                     $101,535 $85,288
                                                                ======== =======

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED STATEMENTS OF INCOME


For the years ended December 31
(in millions)                                               2005   2004   2003
-------------                                              ------ ------ ------
Revenue:
   Premiums                                                $  870 $  943 $  955
   Fee income                                               1,764  1,369  1,107
   Net investment income                                    1,169  1,148  1,174
   Net realized investment gains                              209    285    160
   Other revenue                                                5      5      5
                                                           ------ ------ ------
TOTAL REVENUE                                               4,017  3,750  3,401
                                                           ------ ------ ------
Benefits and Expenses:
   Policyholder benefits and claims                         1,579  1,687  1,829
   Operating expenses and commissions                         892    715    654
   Amortization of deferred acquisition costs and
     deferred sales inducements                               322    358    227
   Interest expense                                            29     22     46
   Policyholder dividends                                     400    389    377
                                                           ------ ------ ------
TOTAL BENEFITS AND EXPENSES                                 3,222  3,171  3,133
                                                           ------ ------ ------
OPERATING INCOME BEFORE INCOME TAXES AND CHANGE
  IN ACCOUNTING PRINCIPLE                                     795    579    268
                                                           ------ ------ ------
INCOME TAX EXPENSE                                            247    168     77
                                                           ------ ------ ------
INCOME AFTER INCOME TAXES AND BEFORE CHANGE IN
  ACCOUNTING PRINCIPLE                                        548    411    191
                                                           ------ ------ ------
CHANGE IN ACCOUNTING PRINCIPLE                                  -     48      -
                                                           ------ ------ ------
NET INCOME                                                 $  548 $  459 $  191
                                                           ====== ====== ======

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                                                   Additional          Accumulated Other     Total
                                           Capital  Paid-in   Retained   Comprehensive   Shareholder's
(in millions)                               Stock   Capital   Earnings      Income          Equity
-----------------------------------------  ------- ---------- -------- ----------------- -------------
BALANCE, JANUARY 1, 2003                    $  5     $2,024    $  642      $    511        $  3,182
   Comprehensive income                        -          -       191           282             473
   Dividend to shareholder                     -          -       (80)            -             (80)
                                            ----     ------    ------      --------        --------
BALANCE, DECEMBER 31, 2003                     5      2,024       753           793           3,575
   Comprehensive income                        -          -       459            35             494
   Dividend to shareholder                     -          -      (150)            -            (150)
                                            ----     ------    ------      --------        --------
BALANCE, DECEMBER 31, 2004                     5      2,024     1,062           828           3,919
   Comprehensive income                        -          -       548          (161)            387
   Capital contribution from shareholder       -         13         -             -              13
   Transactions with affiliates (note 17)      -          8         -             -               8
   Dividend to shareholder                     -          -      (200)            -            (200)
                                            ----     ------    ------      --------        --------
BALANCE, DECEMBER 31, 2005                  $  5     $2,045    $1,410      $    667        $  4,127
                                            ====     ======    ======      ========        ========

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED STATEMENTS OF CASH FLOWS


 For the years ended December 31,
 (in millions)                                         2005     2004     2003
 --------------------------------------------------- -------  -------  -------
 Net Income                                          $   548  $   459  $   191
 Adjustments to reconcile net income to net cash
   provided by operating activities:
 Net realized gains                                     (209)    (285)    (160)
 Net depreciation, amortization of bond premium
   / discount and other investment related items          54        3       55
 Change in policyholder liabilities and accruals        (165)     521      421
 Deferral of acquisition costs and sales inducements    (976)    (901)    (648)
 Amortization of deferred acquisition costs
   and sales inducements                                 322      358      227
 Increase in deferred tax liability, net                 118      128      143
 Change in accounting principle                           --      (48)      --
 Change in other assets and other liabilities           (320)     152      334
                                                     -------  -------  -------
 NET CASH (USED IN) PROVIDED BY
   OPERATING ACTIVITIES                              $  (628) $   387  $   563
                                                     -------  -------  -------
 Investing Activities:
 Fixed-maturity securities sold, matured or repaid   $ 8,523  $ 9,218  $11,223
 Fixed-maturity securities purchased                  (9,294)  (9,277)  (9,715)
 Equity securities sold                                  153      209      530
 Equity securities purchased                            (261)    (159)    (166)
 Mortgage loans advanced                                (529)    (481)    (564)
 Mortgage loans repaid                                   508      335      307
 Real estate sold                                          9        3       --
 Real estate purchased                                   (35)    (212)    (197)
 Policy loans repaid (advanced), net                     480     (149)    (163)
 Short-term investments, net                            (112)    (170)    (262)
 Other investments, net                                   (6)      --       10
                                                     -------  -------  -------
 NET CASH (USED IN) PROVIDED BY
   INVESTING ACTIVITIES                              $  (564) $  (683) $ 1,003
                                                     -------  -------  -------

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED STATEMENTS OF CASH FLOWS - (CONTINUED)

For the years ended December 31,
(in millions)                                          2005     2004     2003
----------------------------------------------------- ------  -------  -------
Financing Activities:
Capital contribution from shareholder                 $   13        -        -
Net cash transferred related to Taiwan operations
  (note 17)                                              (24)       -        -
Deposits and interest credited to policyholder
  account balances                                     1,803  $ 1,836  $ 1,877
Withdrawals from policyholder account balances          (938)  (1,327)  (1,392)
Unearned revenue                                          49      120       85
Amounts due to (from) affiliates, net                  1,810      155   (1,516)
Principal repayment of amounts due to affiliates
  and shareholder                                         --       --     (416)
Net reinsurance recoverable                             (212)     172      132
Dividend paid to shareholder                            (200)    (150)     (80)
Repaid funds                                              --       --       (2)
                                                      ------  -------  -------
NET CASH PROVIDED BY (USED IN) FINANCING
  ACTIVITIES                                          $2,301  $   806  $(1,312)
                                                      ------  -------  -------
Increase in cash and cash equivalents during the year $1,109  $   510  $   254
Cash and cash equivalents at beginning of year         1,482      972      718
                                                      ------  -------  -------
BALANCE, END OF YEAR                                  $2,591  $ 1,482  $   972
                                                      ======  =======  =======

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

1.   ORGANIZATION

     John Hancock Life Insurance Company (U.S.A.) ("JH USA" or the "Company") is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are collectively known as "Manulife Financial".

     JH USA was formerly known as The Manufacturers Life Insurance Company (U.S.A.). As a result of the 2004 merger between MFC and John Hancock Financial Services, Inc., ("JHFS"), the Company changed its name effective January 1, 2005.

     JH USA and its subsidiaries operate in the life insurance industry, offering a broad range of individual insurance, reinsurance, and individual wealth management and group wealth management related products. These products are marketed primarily in the United States.

2.   SIGNIFICANT ACCOUNTING POLICIES

  a) Basis of Presentation

     The accompanying consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") which require management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates.

  b) Recent Accounting Standards

         Statement of Financial Accounting No. 155, Accounting for Certain Hybrid Instruments ("SFAS No. 155")

     In February 2006, the Financial Accounting Standards Board (FASB) issued SFAS No. 155, which is an amendment of FASB Statements No. 133 and
     No. 140, and which brings consistency to accounting and reporting for certain hybrid financial instruments by simplifying, and eliminating exceptions to the accounting, for them. SFAS No. 155 allows financial instruments that have embedded derivatives to be accounted for as a whole (eliminating the need to bifurcate the derivative from its host) if the holder elects to account for the whole instrument on a fair value basis. SFAS No. 155 also clarifies which interest-only strips and principal-only strips are not subject to the requirements of Statement 133, establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and amends Statement 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instruments. SFAS will be effective for all financial instruments acquired or issued in fiscal years beginning after September 15, 2006. The Company is unable to estimate the impact on its consolidated financial position and results of operations of adopting SFAS 155.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2)   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  b) Recent Accounting Standards (continued)

         Statement of Position 05-1 - "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" ("SOP 05-1")

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued SOP 05-1. SOP 05-1 provides guidance on accounting for deferred acquisition costs of internal replacements of insurance and investment contracts. An internal replacement that is determined to result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales induced assets from extinguished contracts should no longer be deferred and charged off to expense.

     SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective adoption is not permitted. The Company is not able to estimate the impact on its consolidated financial position and results of operations of adopting SOP 05-1.

         Statement of Financial Standards No. 154 - Accounting Changes and Error Corrections- a replacement of APB opinion No. 20 and FASB Statement No. 3 ("SFAS No. 154")

     In May 2005, the FASB issued SFAS No. 154, which replaces APB Opinion
     No. 20, "Accounting Changes", and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements", and which changes the requirements for the accounting for and reporting of a change in accounting principle. This Statement applies to all voluntary changes in accounting principle. It also applies to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions.

     SFAS No. 154 requires retrospective application to prior periods' financial statements of changes in accounting principle. SFAS No. 154 carries forward without change the guidance contained in Opinion 20 for reporting the correction of an error in previously issued financial statements and reporting a change in accounting estimate, and also carries forward requirements for justification of a change in accounting principle on the basis of preferability.

     SFAS No. 154 will be effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2)   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  b) Recent Accounting Standards (continued)

      SFAS No. 123 (revised 2004) - Share Based Payment ("SFAS No. 123(R)")

     In December 2004, the FASB issued SFAS No. 123 (revised 2004), "Share Based Payment" (SFAS No. 123(R)), which is a revision of SFAS No. 123, "Accounting for Stock-Based Compensation". SFAS No. 123(R) supersedes APB Opinion No. 25, "Accounting for Stock Issued to Employees", and amends SFAS No. 95, "Statement of Cash Flows". Generally, the approach in SFAS No. 123(R) is similar to the approach described in SFAS No. 123. However, SFAS No. 123(R) requires all share-based payments to employees, including grants of employee stock options, to be recognized in the statements of income based on their fair values. Pro forma disclosure is no longer an alternative.

     The Company adopted the fair-value based method of accounting for share-based payments effective January 1, 2003 using the prospective method described in SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure". The Company uses the Black-Scholes option-pricing model to estimate the value of stock options of its Parent granted to its employees and anticipates continuing to use this model upon the adoption of SFAS No. 123(R), on January 1, 2006.

     Because SFAS No. 123(R) must be applied not only to new awards but to previously granted awards that are not fully vested on the effective date, and because the Company adopted SFAS No. 123 using the prospective transition method (which applied only to awards granted, modified or settled after the adoption date), compensation cost for some previously granted awards that were not recognized under SFAS No. 123 will be recognized under SFAS No. 123(R). However, had the Company adopted SFAS No. 123(R) in prior periods, the impact of that standard would have been immaterial to the financial statements.

        FASB Staff Position 106-2 - Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003("FSP 106-2")

     In May 2004, the FASB issued FSP 106-2. In accordance with FSP 106-2, the Company recorded a $1 decrease in accumulated postretirement benefit obligation for the year ended December 31, 2004.

     On December 8, 2003, President George W. Bush signed into law the bill referenced above, which expanded Medicare, primarily by adding a prescription drug benefit for Medicare-eligible retirees starting in 2006. The Medicare Prescription Drug Improvement and Modernization Act of 2003 (the Act) provides for special tax-free subsidies to employers that offer plans with qualifying drug coverage beginning in 2006. Since the subsidy provided by the Company to its retirees for prescription drug benefits will clearly meet the criteria for qualifying drug coverage, the Company anticipates that the benefits it pays after 2005 for its retirees will be lower as a result of the new Medicare provisions and has reflected that reduction in the other post-retirement benefit plan liability.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  b) Recent Accounting Standards (continued)

     FASB Interpretation 46 (revised December 2003 ) - Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51("FIN 46R").

     In December 2003, the FASB issued FIN 46R, which clarifies the consolidation accounting guidance of Accounting Research Bulletin No. 51, "Consolidated Financial Statements," ("ARB 51") to certain entities for which controlling financial interests are not measurable by reference to ownership of the equity of the entity. Such entities are known as variable interest entities ("VIEs").

     Controlling financial interests of a VIE are defined as exposure of a party to the VIE to a majority of either the expected variable losses or expected variable returns of the VIE, or both. Such party is the primary beneficiary of the VIE and FIN 46R requires the primary beneficiary of a VIE to consolidate the VIE. FIN 46R also requires certain disclosures for significant relationships with VIEs, whether or not consolidation accounting is either used or anticipated.

     In the event additional liabilities are recognized as a result of consolidating any VIEs with which the Company is involved, these additional liabilities would not represent additional claims on the general assets of the Company; rather, they would represent claims against additional assets recognized as a result of consolidating VIEs. Conversely, in the event additional assets are recognized as a result of consolidating VIEs, these additional assets would not represent additional funds which the Company could use to satisfy claims against its general assets, rather they would be used only to settle additional liabilities recognized as a result of consolidating the VIEs.

     This interpretation was effective in 2003 for VIEs created after January 31, 2003 and on January 1, 2004 for all other VIEs. The Company has determined that no VIEs are required to be consolidated under this guidance, and that none of its relationships with VIEs are significant.

     Statement of Position 03-1 - "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1")

     In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued SOP 03-1. SOP 03-1 provides guidance on a number of topics including separate account presentation, interests in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization guarantees, and sales inducements to contract holders. SOP 03-1 was effective for the Company's consolidated financial statements on January 1, 2004, and resulted in an increase in net income and shareholder's equity of $48 (net of tax of $26).

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  b) Recent Accounting Standards (continued)

        Financial Accounting Standards Board (FASB) Derivative Implementation Group Statement of Financial Accounting Standards (SFAS) 133
     Implementation Issue No. 36 - "Embedded Derivatives: Bifurcation of a Debt Instrument that Incorporates Both Interest Rate Risk and Credit Rate Risk Exposures that are Unrelated or only Partially Related to the Creditworthiness of the Issuer of that Instrument" ("DIG B36")

     In April 2003, the FASB's Derivative Implementation Group released DIG B36, which addresses whether SFAS No. 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Under DIG B36, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index are examples of arrangements containing embedded derivatives requiring bifurcation. The Company's adoption of this guidance effective January 1, 2004 did not have a material impact on its consolidated financial position, results of operations or cash flows.

  c) Investments

     The Company classifies all of its fixed-maturity and equity securities as available-for-sale and records these securities at fair value. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Realized gains and losses on sales of securities classified as available-for-sale are recognized in income using the first in first out method, where the securities are deemed to have been sold in the same order as purchased. A decline in the value of a specific security that is considered other-than-temporary results in a write-down of the cost basis of the security and a charge to income in the period of recognition. Unrealized gains and losses, other than unrealized losses that are considered to be other-than-temporary, are reflected directly in accumulated other comprehensive income after adjustments for deferred income taxes, deferred acquisition costs, policyholder liabilities and unearned revenue liability. In evaluating whether a decline in fair value is other-than-temporary, the Company considers various factors, including the time and extent to which the fair value has been less than cost, the financial condition and near term prospects of the issuer and whether the debtor is current on contractually obligated interest and principal payments.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    c) Investments

       Mortgage loans are reported at unpaid principal balances, net of a provision for losses. The provision for losses is established for mortgage loans both on a specific as well as on an aggregate basis. Mortgage loans are considered to be impaired when the Company has determined that it is probable that all amounts due under contractual terms will not be collected. Impaired loans are reported at the lower of unpaid principal or fair value of the underlying collateral.

       Real estate held for investment is carried at cost, less accumulated depreciation and provisions for impairment and write-downs, if applicable. Real estate held for sale is carried at the lower of cost or market value where changes in estimates of market value are recognized as realized gains or losses in the consolidated statements of income.

       Policy loans are reported at aggregate unpaid balances, which approximate fair value.

       Short-term investments, which include investments with maturities of less than one year and greater than 90 days at the date of acquisition, are reported at amortized cost which approximates fair value.

    d) Derivatives

       All derivative instruments are reported on the consolidated balance sheets at their fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives not designated as hedges are recognized in current period earnings.

       For fair value hedges, the Company is hedging changes in the fair value of assets, liabilities or firm commitments with changes in fair values of the derivative instruments. Changes in the fair value of derivatives are recorded in income, and changes in the fair value of hedged items are recorded in income to the extent the hedge is effective. For cash flow hedges, the Company is hedging the variability of cash flows related to forecasted transactions. The effective portion of changes in the fair value of cash flow hedges is initially recorded in other comprehensive income and is subsequently reflected into income in the same period or periods during which the hedged transaction affects earnings. The Company estimates that deferred net gains of $5 after tax, included in other comprehensive income as of December 31, 2005, will be reclassified into earnings within the next twelve months. Cash flow hedges include hedges of certain forecasted transactions of varying periods up to a maximum of 40 years.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    e) Cash Equivalents

       The Company considers all highly liquid debt instruments purchased with a remaining maturity of 90 days or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

    f) Deferred Acquisition Costs ("DAC") and Deferred Sales Inducements ("DSI")

       Commissions and other expenses that vary with, and are primarily related to, the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and investment pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on estimated future gross profits for such unrealized gains (losses). The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC associated with traditional non-participating individual insurance contracts is amortized over the premium-paying period of the related policies. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, is immediately expensed. As of December 31, 2005 the Company's DAC was deemed recoverable.

       The Company currently offers enhanced crediting rates or bonus payments to contractholders on certain of its individual annuity products (Deferred Sales Inducements). Those inducements that are incremental to amounts the Company credits on similar contracts without sales inducements and are higher than the contracts' expected ongoing crediting rates for periods after the inducement are capitalized at inception. The capitalized amounts are then amortized over the life of the underlying contracts consistent with the methodology used to amortize DAC.

    g) Policyholder Liabilities and Accruals

       Policyholder liabilities for traditional non-participating life insurance policies, reinsurance policies, and accident and health policies are computed using the net level premium method. The calculations are based upon estimates as to future mortality, morbidity, persistency, maintenance expenses, and interest rate yields that were applicable in the year of issue. The assumptions include a provision for the risk of adverse deviation.

       For payout annuities in loss recognition, policyholder liabilities are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net realized gains associated with the underlying assets.

FOR JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  g) Policyholder Liabilities and Accruals (continued)

     For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders.

     For traditional participating life insurance policies, policyholder liabilities are computed using the net level premium reserve for death and endowment policy benefits. Mortality and interest assumptions are the same as the non-forfeiture benefit assumptions at the time the policy was issued. Interest rate assumptions used in the calculation of the liabilities for traditional participating life insurance policies range from 2.5% to 7.8%. As of December 31, 2005, participating insurance expressed as a percentage of gross actuarial reserves and account values was 41.2%.

     For those participating policies in force as of September 23, 1999 and as a result of the demutualization of The Manufacturers Life Insurance Company ("MLI"), an indirect parent, separate sub-accounts were established within the participating accounts of the Company. These sub-accounts permit this participating business to be operated as a separate "closed block" of business. As of December 31, 2005, $8,743 (2004
     - $9,527) of policyholder liabilities and accruals related to the participating policyholders' accounts were included in the closed block.

     JH USA's Board of Directors approves the amount of policyholder dividends to be paid annually. The aggregate amount of policyholder dividends was calculated based on actual interest, mortality, morbidity and expense experience for the year, and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximated the earned amount and fair value as of December 31, 2005.

  h) Separate Accounts

     Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to group pension business as well as for variable annuity and variable life contracts, and for which the contractholder, rather than the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying consolidated financial statements. However, fees charged on separate account policyholder funds are included in revenues of the Company.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  i) Revenue Recognition

     Premiums on long-duration life insurance and reinsurance contracts are recognized as revenue when due. Premiums on short-duration contracts are earned over the related contract period. Net premiums on limited-payment contracts are recognized as revenue and the difference between the gross premium received and the net premium is deferred and recognized in income based on either a constant relationship to insurance in force or the present value of annuity benefits, depending on the product type.

     Fee income from annuity contracts, pension contracts, and insurance contracts consists of charges for mortality, expense, surrender and administration that have been assessed against the policyholder account balances. To the extent such charges compensate the Company for future services, they are deferred and recognized in income over the period earned using the same assumptions as those associated with the amortization of DAC.

     Interest on fixed-maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premiums or discounts. Interest on restructured mortgage loans is recorded as income based on the rate to be paid; interest on delinquent mortgage loans is recorded as income on a cash basis. Dividends are recorded as income on the ex-dividend date.

  j) Policyholder Benefits and Claims

     Benefits for variable annuity and variable life contracts, for universal life insurance contracts, and for investment pension contracts include interest credited to policyholder account values and benefit claims incurred during the period in excess of policyholder account values.

  k) Reinsurance

     The Company routinely utilizes reinsurance transactions to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance, and modified co-insurance. Reinsurance premiums, policy charges for cost of insurance, and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees, and claims are reported net of reinsured amounts.

     The amount recoverable from reinsurers and pertaining to policyholder liabilities is presented as a separate asset on the consolidated balance sheets. For those claims paid and covered by a reinsurance treaty, a reinsurance receivable has been included as part of other assets.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  l) Stock-Based Compensation

     Certain JH USA employees are provided compensation in the form of stock options, deferred share units and restricted share units in MFC, the indirect parent of the Company. Effective January 1, 2003, MFC prospectively changed its accounting policy for employee stock options from the intrinsic value method to the fair value method for awards granted on or after January 1, 2002. As a result, the fair value of the stock options granted by MFC to the Company's employees is recorded by the Company over the vesting periods. The fair value of the deferred share units granted by MFC to JH USA employees is recognized in the accounts of JH USA over the vesting periods of the units. The intrinsic fair value of the restricted share units granted by MFC to JH USA employees is recognized in the accounts of JH USA over the vesting periods of the units. The stock-based compensation is a legal obligation of MFC, but in accordance with U.S generally accepted accounting principles, is recorded in the accounts of JH USA.

  m) Income Taxes

     Income taxes have been provided for in accordance with SFAS No. 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

     JH USA joins its indirect parent, Manulife Holdings (Delaware) LLC, and its subsidiaries, with the exception of John Hancock Life Insurance Company of New York ("JH NY"), in filing a consolidated federal income tax return. JH NY files a separate federal income tax return.

     In accordance with the income tax-sharing agreements in effect for the applicable tax years, the Company's income tax provision (or benefit) is computed as if JH USA and the companies filed separate income tax returns. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Settlements of taxes are made through an increase or reduction to other liabilities. Such settlements occur on a periodic basis in accordance with the tax sharing agreement. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  n) Foreign Currency Translation

     The consolidated balance sheets of the Company's foreign operations and the Company's non-U.S. dollar investments are translated into U.S. dollars using translation rates in effect at the consolidated balance sheet dates. The consolidated statements of income of the Company's foreign operations are translated into U.S. dollars using average translation rates prevailing during the respective periods. Translation adjustments are included in accumulated other comprehensive income.

  o) Reclassifications

     Certain prior year balances have been reclassified to conform to the current year's presentation.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

3.   INVESTMENTS AND INVESTMENT INCOME

  a) Fixed-Maturity and Equity Securities

     As of December 31, 2005, all fixed-maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value are summarized as follows:

                                               Gross        Gross
                                              Unrealized Unrealized
                             Amortized Cost    Gains       Losses      Fair Value
                             --------------- ----------- ----------  ---------------
As of December 31,            2005    2004   2005  2004  2005  2004   2005    2004
------------------           ------- ------- ----  ----  ----  ----  ------- -------
Fixed-maturity securities:
U.S. government              $ 4,332 $ 3,308 $102  $111  $(35) $ (8) $ 4,399 $ 3,411
Foreign governments            1,019   1,063  221   203     -     -    1,240   1,266
Corporate                      5,723   5,882  321   494   (56)  (14)   5,988   6,362
Mortgage - backed securities     141     143    4     7    (2)   (1)     143     149
                             ------- ------- ----  ----  ----  ----  ------- -------
TOTAL FIXED-MATURITY
  SECURITIES                 $11,215 $10,396 $648  $815  $(93) $(23) $11,770 $11,188
                             ------- ------- ----  ----  ----  ----  ------- -------
EQUITY SECURITIES            $   478 $   382 $113  $ 91  $ (7) $ (7) $   584 $   466
                             ======= ======= ====  ====  ====  ====  ======= =======

     Proceeds from sales of fixed-maturity securities during 2005 were $8,293 (2004 - $8,860; 2003 - $10,986). Gross gains and losses of $214 and $64, respectively, were realized on those sales (2004 - $252 and $123, respectively; 2003 - $251 and $122, respectively). In addition during 2005, other-than-temporary impairments on fixed maturity securities of $0 (2004 - $0; 2003 - $10) were recognized in the consolidated statements of income.

     Proceeds from sales of equity securities during 2005 were $153 (2004 - $209; 2003 - $530). Gross gains and losses of $37 and $8, respectively, were realized on those sales (2004 - $35 and $28, respectively; 2003 - $181 and $147, respectively). In addition, during 2005 other-than-temporary impairments on equity securities of $14 (2004 - $10; 2003 - $51) were recognized in the consolidated statements of income.

     The cost amounts for both fixed-maturity securities and equity securities are net of the other-than-temporary impairment charges.

     As of December 31, 2005, there were 366 (2004 - 114) fixed-income securities that have a gross unrealized loss of $93 (2004 - $23) of which the single largest unrealized loss was $4 (2004 - $2). The Company anticipates that these fixed-income securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these fixed-income securities until they recover or mature.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

3.   INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

  a) Fixed-Maturity and Equity Securities (continued)

     As of December 31, 2005, there were 82 (2004 -69 ) equity securities that have a gross unrealized loss of $7 (2004 - $7) of which the single largest unrealized loss is $1 (2004 - $2). The Company anticipates that these equity securities will recover in value.

  Unrealized Losses on Fixed Maturity & Equity Securities - By Investment Age

                                         As of December 31, 2005
                           ---------------------------------------------------
                              Less than 12 months            12 months or more                  Total
                           -------------------------     -------------------------     ----------------------
                            Carrying                      Carrying                      Carrying
                            Value of                      Value of                      Value of
                           Securities                    Securities                    Securities
                           with Gross                    with Gross                    with Gross
                           Unrealized     Unrealized     Unrealized     Unrealized     Unrealized     Unrealized
Description of Securities:    Loss          Losses          Loss          Losses          Loss          Losses
-------------------------- ----------     ----------     ----------     ----------     ----------     ----------
 U.S. government             $1,731          $(31)          $237           $ (6)         $1,968         $ (37)
 Corporate                    1,525           (36)           574            (20)          2,099           (56)
                             ------   -      ----    -      ----    -      ----    -     ------   -     -----
 Total, fixed-maturities      3,256           (67)           811            (26)          4,067           (93)
 Equity securities               37            (4)            22             (3)             59            (7)
                             ------   -      ----    -      ----    -      ----    -     ------   -     -----
 TOTAL                       $3,293          $(71)          $833           $(29)         $4,126         $(100)
                             ======   =      ====    =      ====    =      ====    =     ======   =     =====

The contractual maturities of fixed-maturity securities at December 31, 2005 are shown below:

As of December 31, 2005,                         Amortized Cost   Fair Value
----------------------------------------------   --------------   ----------
Fixed-maturity securities, excluding mortgage-backed securities:

   Due in one year or less....................      $   279        $   277
   Due after one year through five years......        1,040          1,059
   Due after five years through ten years.....        5,042          5,049
   Due after ten years........................        4,713          5,242
Mortgage-backed securities                              141            143
                                                    -------        -------
TOTAL FIXED - MATURITY SECURITIES                   $11,215        $11,770
                                                    =======        =======

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

3.   INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

  b) Mortgage Loans

     Mortgage loans were reported at amortized cost, net of a provision for losses. The impaired mortgage loans and the related allowances for mortgage loan losses were as follows:

                As of December 31,                2005    2004
                ----------------------            ----    ----
                IMPAIRED LOANS                    $ 82    $ 85
                                                  ----    ----
                Allowance, January 1              $ 10    $ 31
                Deductions                          (3)    (21)
                                                  ----    ----
                ALLOWANCE, DECEMBER 31            $  7    $ 10
                                                  ====    ====

     All impaired loans have been provided for and no interest is accrued on impaired loans.

  c) Investment Income

     Income by type of investment was as follows:

            For the years ended
            December 31,                 2005      2004      2003
            -------------------------   ------    ------    ------
            Fixed-maturity securities   $  705    $  692    $  737
            Equity securities               17        16        12
            Mortgage loans                 157       155       149
            Investment real estate          92        86        86
            Other investments              233       230       228
                                        ------    ------    ------
            Gross investment income      1,204     1,179     1,212
            Investment expenses            (35)      (31)      (38)
                                        ------    ------    ------
            NET INVESTMENT INCOME       $1,169    $1,148    $1,174
                                        ======    ======    ======

  d) Significant Equity Interests

     JH USA holds a 27.7% indirect interest in Flex Leasing I, LLC ("Flex I") which is accounted for using the equity method whereby JH USA recognizes its proportionate share of Flex I net income or loss. In 2003, JH USA sold its 19.6% direct interest in Flex Leasing II, LLC ("Flex II"), which also had been accounted for using the equity method, for a realized gain of $1.

     As of September 30, 2005, total assets for Flex I were $283 (2004 - $290; 2003 - $296), and total liabilities were $217 (2004 - $230; 2003 - $237).
     For the year ended September 30, 2005, net loss was $3 (2004 - $3; 2003 - $5).

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

3.   INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

  e) Securities Lending

     The Company engages in securities lending to generate additional income. Certain securities from its portfolio are loaned to other institutions for certain periods of time. Collateral, which exceeds the market value of the loaned securities, is deposited by the borrower with the Company and retained by the Company until the underlying security has been returned to the Company. The collateral is reported in cash and other liabilities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. As of December 31, 2005, the Company had loaned securities (which are included in invested assets) with a carrying value and market value of approximately $3,609 and $3,636, respectively (2004 - $2,579 and $2,645, respectively).

4.   COMPREHENSIVE INCOME

  a) Comprehensive income was as follows:

      For the years ended December 31,                    2005     2004    2003
      -----------------------------------------------    -----    -----    -----
      Net income                                         $ 548    $ 459    $ 191
                                                         =====    =====    =====
      Other comprehensive income, net of DAC,
        deferred income taxes and other amounts
        required to satisfy policyholder liabilities:
         Unrealized holding (losses) gains arising
           during the year                                 (29)     118      209
         Minimum pension (liability) asset                 (21)      (1)      24
         Foreign currency translation                        -       57      131
         Less:
             Reclassification adjustment for
               realized gains and losses included
               in net income                               111      139       82
                                                         -----    -----    -----
      Other comprehensive (loss) income                   (161)      35      282
                                                         -----    -----    -----
      COMPREHENSIVE INCOME                               $ 387    $ 494    $ 473
                                                         =====    =====    =====

     Other comprehensive income is reported net of tax (benefit) expense of $(87), $11, and $81 for 2005, 2004 and 2003, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

4.   COMPREHENSIVE INCOME (CONTINUED)

  b) Accumulated other comprehensive income was comprised of the following:

            As of December 31,                        2005     2004
            --------------------------------------   -----    -----
            Unrealized gains :

               Beginning balance                     $ 619    $ 640
               Current period change                  (140)     (21)
                                                     -----    -----
               Ending balance                        $ 479    $ 619
                                                     -----    -----
            Minimum pension liability:

               Beginning balance                     $  (4)   $  (3)
               Current period change                   (21)      (1)
                                                     -----    -----
               Ending balance                        $ (25)   $  (4)
                                                     -----    -----
            Foreign currency translation:

               Beginning balance                     $ 213    $ 156
               Current period change                     -       57
                                                     -----    -----
               Ending balance                        $ 213    $ 213
                                                     -----    -----
            ACCUMULATED OTHER COMPREHENSIVE INCOME   $ 667    $ 828
                                                     =====    =====

  c) Net Unrealized Gains on Securities Available-for-Sale:

     Net unrealized gains on fixed-maturity and equity securities included in other comprehensive income were as follows:

      As of December 31,                                        2005      2004
      ------------------------------------------------------   ------    ------
      Gross unrealized gains                                   $1,201     1,355
      Gross unrealized losses                                    (144)      (56)
      DAC and other amounts required to satisfy policyholder
        liabilities                                              (341)     (349)
      Deferred income taxes                                      (237)     (331)
                                                               ------    ------
      NET UNREALIZED GAINS ON SECURITIES
        AVAILABLE-FOR-SALE                                     $  479    $  619
                                                               ======    ======

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

5.   DEFERRED ACQUISITION COSTS ("DAC") AND DEFERRED SALES INDUCEMENTS ("DSI")

     The components of the change in DAC were as follows:

      For the years ended December 31,                         2005       2004
      ----------------------------------------------------   -------    -------
      Balance, January 1                                     $ 3,448    $ 2,939
      Capitalization                                             940        806
      Amortization                                              (293)      (330)
      Transfer of Taiwan operations (note 17)                    (47)
      Change in accounting principle (note 2 a)                              14
      Effect of net unrealized gains on available-for-sale
        securities                                                64         19
                                                             -------    -------
      BALANCE, DECEMBER 31                                   $ 4,112    $ 3,448
                                                             =======    =======

     The components of the change in DSI were as follows:

  For the years ended December 31,                           2005    2004
  -------------------------------------------------------    ----    ----
  Balance, January 1                                         $228    $215
  Capitalization                                               36      41
  Amortization                                                (29)    (28)
  Transfer of Taiwan operations (note 17)                      (4)
                                                             ----    ----
  BALANCE, DECEMBER 31                                       $231    $228
                                                             ====    ====

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

6.   INCOME TAXES

     The components of income tax expense were as follows:

      For the years ended December 31, 2005 2004 2003
      -------------------------------- ---- ---- ----
      Current expense (benefit)        $119 $ 40 $(66)
      Deferred expense                  128  128  143
                                       ---- ---- ----
      TOTAL EXPENSE                    $247 $168 $ 77
                                       ==== ==== ====

     Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends received tax deductions, differences in the treatment of policy acquisition costs, and differences in reserves for policy and contract liabilities for tax and financial reporting purposes.

     Deferred income tax assets and liabilities result from tax affecting the differences between the financial statement values and tax values of assets and liabilities at each consolidated balance sheet date. The Company's deferred income tax assets and liabilities were as follows:

      Balances as of December 31,                            2005   2004
      ---------------------------                           ------ ------
      Deferred tax assets:
         Differences in computing policy reserves           $  777 $  704
         Investments                                             6      -
         Policyholder dividends payable                         11      -
         Net operating loss                                      -     69
         Other deferred tax assets                             176    113
                                                            ------ ------
      Deferred tax assets                                   $  970 $  886
                                                            ------ ------
      Deferred tax liabilities:
         Deferred acquisition costs                         $  889 $  735
         Unrealized gains on securities available-for-sale     364    465
         Premiums receivable                                    23     23
         Investments                                           283    229
         Reinsurance                                            20      2
         Other deferred tax liabilities                          1      1
                                                            ------ ------
      Deferred tax liabilities                              $1,580 $1,455
                                                            ------ ------
      NET DEFERRED TAX LIABILITIES                          $  610 $  569
                                                            ====== ======

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

6.   INCOME TAXES (CONTINUED)

     As of December 31, 2005, the Company had utilized all available operating loss carry forwards from prior years. As of December 31, 2005, the Company had $26 of tax credits available with no expiration date. As of December 31, 2004 and December 31, 2003, the Company had operating loss carry forwards of $198 and $508, respectively, and $4 and $3, respectively, of tax credits.

     The Company made income tax payments of $66, $4, and $5 in 2005, 2004, and 2003, respectively.

7.   SHAREHOLDER'S EQUITY

     Capital stock is comprised of the following:

                                                           2005 2004
                                                           ---- ----
         Authorized:
            50,000,000 Preferred shares, Par value $ 1.00    -    -
            50,000,000 Common shares, Par value $ 1.00       -    -
         Issued and outstanding:
            100,000 Preferred shares                         -    -
            4,728,934 Common shares                         $5   $5

     JH USA and its life insurance subsidiary are subject to statutory limitations on the payment of dividends. Dividend payments in excess of prescribed limits cannot be paid without the prior approval of U.S. insurance regulatory authorities.

     Net income and capital and surplus, as determined in accordance with U.S.statutory accounting principles for JH USA and its life insurance subsidiary were as follows:

                                                 US Statutory Basis
     For the years ended December 31,       2005        2004        2003
     --------------------------------       ---- ------------------ ----
     John Hancock Life Insurance Company
       (U.S.A.):
        Net income                          $ 11       $  304       $289
        Capital and surplus                  945        1,165        954

     John Hancock Life Insurance Company of
       New York:
        Net income                          $ 13       $   21       $  2
        Capital and surplus                  101           51         52

     As a result of the demutualization of MLI there are regulatory restrictions on the amounts of participating profit that can be transferred to shareholders. These restrictions generally take the form of a fixed percentage of policyholder dividends. The transfers are governed by the terms of MLI's Plan of Demutualization.

     As of December 31, 2005, assets in the amount of $9 (2004-$7) were on deposit with government authorities or trustees as required by law.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS

  a) Employee Retirement Plans

     The Company sponsors a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" (the "Plan").

     Pension benefits are provided to participants of the Plan after three years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with five or more years vesting service with the Company as of July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

     Cash balance accounts under the Plan are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits will vary based on service. Interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields and 5.25% per annum.

     Actuarial valuation of accumulated plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized to income of the Company over the estimated average remaining service lives of the plan participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

     As of December 31, 2005 and 2004, the projected benefit obligation to the participants of the Plan was $85 (2004-$78), and the accumulated benefit obligation was $74 (2004-$69) which was based on an assumed interest rate of 5.5% (2004-5.75%). The fair value of the Plan assets totaled $71 as of December 31, 2005 (2004-$74).

     The Company also sponsors an unfunded supplemental cash balance plan entitled "The Manulife Financial U.S. Supplemental Cash Balance Plan" (the "Supplemental Plan"). This non-qualified plan provides defined pension benefits in excess of limits imposed by law. Compensation is not limited and benefits are not restricted by the Internal Revenue Code.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

  a) Employee Retirement Plans (continued)

     Benefits under the Supplemental Plan are provided to participants who terminate after three years of service. The default form of payment under this plan is a lump sum, although participants may elect to receive payment in the form of an annuity provided that such an election is made within the time period prescribed in the Supplemental Plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the Supplemental Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the Plan.

     Cash balance contribution credits for the Supplemental Plan vary with service, and interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields and 5.25% per annum. The annual contribution credits are made in respect of the participant's compensation that is in excess of the limit set by the Internal Revenue Code. Together, these contributions serve to restore to the participant the benefit that he/she would have been entitled to under the Plan's benefit formula except for the pay and benefit limitations in the Internal Revenue Code.

     As of December 31, 2005, the projected benefit obligation to the participants of the Supplemental Plan was $33 (2004 - $28), which was based on an assumed interest rate of 5.5% (2004 - 5.75%).

  b) 401(k) Plan

     The Company sponsors a defined contribution 401(k) savings plan, which is subject to the provisions of the Employee Retirement Income Security Act of 1974. The Company contributed $4 and $2 in 2005 and 2004, respectively.

  c) Post-retirement Benefit Plan

     In addition to the retirement plans, the Company sponsors a post-retirement benefit plan that provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This plan provides primary medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. It also provides the employee with a life insurance benefit of 100% of the salary just prior to retirement up to a maximum of $150,000. This life insurance benefit is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

     The Company accounts for its retiree benefit plan using the accrual method. At December 31, 2005, the benefit obligation of the postretirement benefit plan was $35 (2004 - $30), which was based on an assumed interest rate of 5.5% (2004 - 5.75%). This plan is unfunded. Post-retirement benefit plan expenses for 2005 were $4 (2004 - $3).

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

  d) Financial Information regarding the Employee Retirement Plans and the Post-retirement Benefit Plan

     Pension plans based in the United States require annual valuations, with the most recent valuations performed as of January 1, 2005.

     Information applicable to the Employee Retirement Plans and the Post-retirement Benefit Plan as estimated by a consulting actuary for the December 31 year-ends is as follows:

                                                                       Employee    Post-retirement
                                                                      Retirement     Benefit
                                                                         Plans        Plan
                                                                     ------------  --------------
       As of December 31,                                             2005   2004  2005    2004
       ------------------                                            -----  -----  ----    ----
       Change in benefit obligation

       Benefit obligation at beginning of year                       $(106) $(102) $(30)   $(29)
       Service cost                                                     (6)    (5)   (2)     (1)
       Interest cost                                                    (6)    (6)   (2)     (2)
       Actuarial loss                                                   (8)     -    (1)      -
       Plan amendments                                                   -      -    (1)      -
       Impact of Medicare                                                -      -     -       1
       Benefits paid                                                     8      7     1       1
                                                                     -----  -----   ----    ----
       Benefit obligation at end of year                             $(118) $(106) $(35)   $(30)
                                                                     -----  -----   ----    ----
       Change in plan assets
       Fair value of plan assets at beginning of year                $  74  $  71  $  -    $  -
       Actual return on plan assets                                      3      9     -       -
       Employer contribution                                             2      1     1       1
       Benefits paid                                                    (8)    (7)   (1)     (1)
                                                                     -----  -----   ----    ----
       Fair value of plan assets at end of year                         71  $  74  $  -    $  -
                                                                     -----  -----   ----    ----
       Funded status                                                 $ (47) $ (32) $(35)   $(30)
       Unrecognized actuarial loss (gain)                               53     45    (4)     (6)
       Unrecognized prior service cost                                   2      3     -       -
                                                                     -----  -----   ----    ----
       Net amount recognized                                         $   8  $  16  $(39)   $(36)
                                                                     =====  =====   ====    ====
       Amounts recognized in consolidated balance sheets consist of:
          Prepaid benefit cost                                       $  30  $  36  $  -    $  -
          Accrued benefit liability                                    (63)   (26)  (39)    (37)
          Intangible asset                                               2      -     -       -
          Accumulated other comprehensive income                        38      6     -       -
                                                                     -----  -----   ----    ----
       Net amount recognized                                         $   7  $  16  $(39)   $(37)
                                                                     =====  =====   ====    ====

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

     Weighted-average assumptions used to determine net benefit obligation:

                                                                   Other
                                                     Pension   Postretirement
                                                    Benefits     Benefits
                                                   ----------- -------------
     As of December 31,                            2005  2004   2005    2004
     ------------------                            ----  ----  -----   -----
     Discount rate                                 5.50% 5.75%  5.50%   5.75%
     Rate of compensation increase                 4.00% 4.00%   N/A     N/A
     Health care trend rate for following year                 10.00%  10.50%
     Ultimate trend rate                                        5.00%   5.00%
     Year ultimate rate reached                                 2016    2016

     Weighted-average assumptions used to
       determine net periodic benefit cost:

                                                                   Other
                                                     Pension   Postretirement
                                                    Benefits     Benefits
                                                   ----------  -------------
     As of December 31,                            2005  2004   2005    2004
     ------------------                            ----  ----  -----   -----
     Discount rate                                 5.75% 6.00%  5.75%   6.00%
     Expected return on plan assets                8.25% 8.25%   N/A     N/A
     Rate of compensation increase                 4.00% 5.00%   N/A     N/A
     Health care trend rate for following year                 10.50%  11.00%
     Ultimate trend rate                                        5.00%   5.00%
     Year ultimate rate reached                                 2016    2016

     As of December 31, 2005 and 2004, the accrued post-retirement benefit plan obligation was $35 and $30, respectively. The post-retirement benefit obligation for eligible active employees was $4. The amount of the post-retirement benefit obligation for ineligible active employees was $4. For measurement purposes as of December 31, 2005, a 10.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2006 for both pre-65 and post-65 coverage. This rate was assumed to decrease gradually to 5.0% in 2016 and will remain at that level thereafter.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

                                                                       Other
                                                            Pension  Postretirement
                                                           Benefits  Benefits
                                                           --------  --------------
  As of December 31,                                       2005 2004 2005    2004
  ------------------                                       ---- ---- ----    ----
  Components of net periodic benefit cost for plan sponsor
  Service cost                                             $ 6  $ 5  $ 2      $1
  Interest cost                                              6    6    2       2
  Expected return on plan assets                            (5)  (6)   -       -
  Amortization of net transition obligation                  -   (1)   -       -
  Prior service cost amortization                            -    -    1       -
  Actuarial gain/loss amortization                           3    -   (1)      -
  Recognized actuarial loss                                  -    3    -       -
                                                           ---  ---  ---      --
  NET PERIODIC BENEFIT COST                                $10  $ 7  $ 4      $3
                                                           ===  ===  ===      ==

     For the pension plans with accumulated benefit obligations in excess of plan assets, the projected benefit obligation, the accumulated benefit obligation, and the fair value of plan assets were $33, $30, and $0, respectively, as of December 31, 2005 and $28, $26 and $0, respectively, as of December 31, 2004.

     Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage-point change in assumed health care cost trend rates would have the following effects on 2005 reported expenses:

                                                        One-Percentage- One-Percentage-Point
                                                        Point Increase        Decrease
                                                        --------------- --------------------
Effect on total of service and interest cost components       $1                $(1)
Effect on post-retirement benefit obligation                  $3                $(2)

     No contributions are anticipated during the next ten years and the expected benefit payments for the next ten years are as follows:

     Projected Employer Pension Benefits Payment

                                 Total      Total
                       Year    Qualified Nonqualified Total
                     --------- --------- ------------ -----
                     2006         $ 6        $ 2       $ 8
                     2007           7          2         9
                     2008           7          2         9
                     2009           7          3        10
                     2010           7          3        10
                     2011-2015     37         15        52

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

     Projected Employer Postretirement Benefits Payment (includes Future Service Accruals)

                                   Net of Medicare Part D
          Year      Gross Payments        Subsidy         Net Payments
          ----      -------------- ---------------------- ------------
          2006           $ 2                 $-               $ 2
          2007             2                  -                 2
          2008             2                  -                 2
          2009             2                  -                 2
          2010             2                  -                 2
          2011-2015       13                  1                12

e)   Plan Assets

     The weighted average assets for the Company's U.S. Cash Balance Plan as of December 31, 2005 and December 31, 2004, by asset category were as follows:

                                                                  Plan Assets
                                                                  ----------
     As of December 31,                                           2005  2004
     -----------------------------------------------------------  ----  ----
     Equity Securities                                             65%   63%
     Debt Securities                                               31%   33%
     Real Estate                                                    4%    4%
                                                                  ---   ---
     TOTAL                                                        100%  100%
                                                                  ===   ===

     The primary objective is to maximize the long-term investment return while maintaining an acceptable variability of pension expense without undue risk of loss or impairment. The range of target allocation percentages included a 50% to 80% range for equity securities with a target allocation of 65% and a range of 20% to 50% for debt securities with a target allocation of 35%. In addition, while there is no set target allocation, real estate is also included as an investment vehicle. To the extent an asset class exceeds its maximum allocation, the Company shall determine appropriate steps, as it deems necessary, to rebalance the asset class. To the extent that any portion of the assets is managed by one or more fund managers, each manager will employ security selection and asset mix strategies to try to add value to the returns that would otherwise be earned by the alternative of passively managing the fund assets.

     Overall Guidelines

     . No more than 5% of the market value of the total assets can be invested in any one company's securities.

     . No more than 5% of a corporation's outstanding issues in a given security class may be purchased.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

     . No more than 25% of the market value of the portfolio can be invested in one industry sector unless authorized by the U.S. Retirement Committee (managers may employ any acceptable industry classification approach). This restriction does not apply to investments made in U.S. Government securities.

     . Futures, covered options or any other derivative investments may be used for hedging or defensive purposes only. Use of these investments to leverage the portfolio is prohibited.

     . Investments in securities of the investment manager, custodian or any other security which would be considered a non-exempt prohibited transaction or a self-dealing transaction under the Employee Retirement Income Security Act are prohibited.

     . Each fund manager will maintain a fully invested (5% or less in cash equivalents) portfolio according to the mandate mutually agreed to by the fund manager and the U.S. Retirement Committee. Any exceptions to this must be agreed to in writing by the U.S. Retirement Committee.

         The information that follows shows supplemental information for the Company's defined benefit pension plans. Certain key summary data is shown separately for qualified plans and non-qualified plans.

Obligations and Funded Status:

                                                                       Years Ended December 31,
                                                       --------------------------------------------------------
                                                                   2005                         2004
                                                       ---------------------------  ---------------------------
                                                       Qualified Nonqualified       Qualified Nonqualified
                                                         Plans      Plans     Total   Plans      Plans     Total
                                                       --------- ------------ ----- --------- ------------ -----
Benefit obligation at the end of year                    $ 85        $ 33     $118     $78        $ 28     $106
Fair value of plan assets at end of year                   71           -       71      74           -       74
Funded status (assets less obligations)                   (14)        (33)     (47)     (4)        (28)     (32)
Unrecognized net actuarial loss                            42          11       53      38           7       45
Unrecognized prior service cost                             2           -        2       2           1        3
                                                         ----        ----     ----     ---        ----     ----
Prepaid (accrued) benefit cost                           $ 30        $(22)    $  8     $36        $(20)    $ 16
                                                         ====        ====     ====     ===        ====     ====
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost                                     $ 30           -     $ 30     $36           -     $ 36
Accrued benefit liability including minimum liability     (33)       $(30)     (63)      -        $(26)     (26)
Intangible asset                                            2           -        2       -           -        -
Accumulated other comprehensive income                     31           7       38       -           6        6
                                                         ----        ----     ----     ---        ----     ----
Net amount recognized                                    $ 30        $(23)    $  7     $36        $(20)    $ 16
                                                         ====        ====     ====     ===        ====     ====
Components of net periodic benefit cost:
Service cost                                             $  5        $  1     $  6     $ 4        $  1     $  5
Interest cost                                               4           2        6       4           2        6
Expected return on plan assets                             (6)          -       (6)     (6)          -       (6)
Amortization of transition asset                            -           -        -      (1)          -       (1)
Actuarial (gain)/loss amortization                          3           1        4       3           -        3
                                                         ----        ----     ----     ---        ----     ----
Net periodic benefit cost                                $  6        $  4     $ 10     $ 4        $  3     $  7
                                                         ====        ====     ====     ===        ====     ====

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($in millions unless otherwise stated)

9.   STOCK BASED COMPENSATION

There are no stock based compensation plans involving stock of JH USA. However, employees of JH USA participate in the Executive Stock Option Plan of MFC (the "ESOP"). Under this plan, stock options are periodically granted to selected individuals. The stock options provide the holder with the right to purchase common shares at an exchange price equal to the closing market price of MFC's common shares on the Toronto Stock Exchange on the business day immediately preceding the date the options were granted. The options vest over a period not exceeding four years and expire not more than 10 years from the grant date. In 2000, MFC also granted deferred share units (the "DSUs") to certain employees under the ESOP. The DSUs vested over a four-year period and each unit entitles the holder to receive one common share of MFC on retirement or termination of employment. The DSUs attract dividends in the form of additional DSUs at the same rate as dividends on the common shares of MFC. In 2005, DSUs were issued to certain employees who elected to defer their annual bonus, in part or otherwise, under the ESOP. These DSUs vested immediately upon grant and entitle the holder to receive payment equal to the value of the same number of common shares plus credited dividends upon retirement or termination of employment. No DSUs were granted during 2004. JH USA recorded compensation expense for the year ended December 31, 2005 of $5 related to DSUs granted by MFC to its employees (2004 - $2; 2003 - $1).

Effective January 1, 2001, MFC established the Global Share Ownership Plan (the "GSOP") for its eligible employees and the Stock Plan for Non-Employee Directors in which JH USA employees can participate. Under this plan, qualifying employees of JH USA can choose to have up to 5% of their annual base earnings applied toward the purchase of common shares of MFC. Subject to certain conditions, MFC will match 50% of the employee's eligible contributions to certain maximums. The MFC contributions vest immediately. All contributions will be used by the plan's trustee to purchase common shares in the open market. Amounts matched by MFC in respect of JH USA employees are charged and expensed to JH USA via the service agreement between JH USA and MFC.

In 2003, MFC established a new Restricted Share Unit ("RSU") plan. For the year ended December 31, 2005, RSUs were granted to certain eligible employees under this plan. RSUs represent phantom common shares of MFC that entitle a participant to receive payment equal to the market value of the same number of common shares, plus credited dividends, at the time the RSUs vest. RSUs vest at the end of three years, subject to performance conditions, and the related compensation expense is recognized. The Company recorded compensation expense related to RSUs of $28 for the year ended December 31, 2005 (2004 - $3; 2003 - $1).

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

10.  DERIVATIVES AND HEDGING INSTRUMENTS

The fair value of derivative instruments classified as assets as of December 31, 2005 and 2004 was $8 and $26, respectively, and is reported on the consolidated balance sheets in other assets.

The fair value of derivative instruments classified as liabilities as of December 31, 2005 and 2004 was $41 and $43, respectively, and is reported on the consolidated balance sheets in other liabilities.

Fair Value Hedges. The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and either party makes principal payments.

The Company uses cross currency swaps to manage exposures to foreign currency arising from its balance sheet assets and liabilities. Cross currency swaps involve an initial and final exchange of principal amounts between parties as well as the exchange of fixed or floating interest payments in one currency for the receipt of fixed or floating interest payments in another currency.

For the year ended December 31, 2005, the Company recognized a net loss of $0 (2004 - $1; 2003 - $2) related to the ineffective portion of its fair value cross currency hedges.

Cash Flow Hedges. The Company uses interest rate swaps to hedge variable cash flows arising from floating-rate assets held on the balance sheet. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and either party makes principal payments.

The Company uses cross currency swaps to manage exposures to foreign currency and variable interest rates arising from its on-balance sheet assets. Cross currency swaps involve an initial and final exchange of principal amounts between parties as well as the exchange of fixed or floating interest payments in one currency for the receipt of fixed or floating interest payments in another currency. The Company uses foreign currency forward contracts to hedge foreign exchange risk, as it generates revenue and holds assets in U.S. dollars, but incurs a significant portion of its maintenance and acquisition expenses in Canadian dollars. These foreign currency contracts qualify as cash flow hedges of foreign currency expenses.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

10.  DERIVATIVES AND HEDGING INSTRUMENTS (CONTINUED)

Derivatives Not Designated as Hedging Instruments. The Company uses interest rate swaps, interest rate floors, and cross currency swaps to reduce exposure to interest rates and foreign exchange arising from on-balance sheet assets without designating the derivatives as hedging instruments. Interest rate floors involve an initial payment/receipt of premium as well as potential interest payments depending on interest rate movements.

Outstanding derivative instruments were as follows:

                                             Notional or      Carrying
                                            Contract Amounts    Value    Fair Value
                                            ---------------- ----------  ----------
As of December 31,                           2005     2004   2005  2004  2005  2004
-------------------------------------------  ------  ------  ----  ----  ----  ----
Interest rate and currency swaps and floors $1,694   $1,491  $(39) $(41) $(39) $(41)
Interest rate options written                   12       12     -    (1)    -    (1)
Equity contracts                                 5        3     -     -     -     -
Currency forwards                              258      356     6    25     6    25
                                             ------  ------  ----  ----  ----  ----
TOTAL DERIVATIVES                           $1,969   $1,862  $(33) $(17) $(33) $(17)
                                             ======  ======  ====  ====  ====  ====

11.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying values and the estimated fair values of the Company's financial instruments as of December 31 were as follows:

                                             Carrying Value    Fair Value
                                             --------------- ---------------
    As of December 31,                        2005    2004    2005    2004
    ---------------------------------------  ------- ------- ------- -------
    Assets:
       Fixed-maturity and equity securities  $12,354 $11,654 $12,354 $11,654
       Mortgage loans                          2,410   2,367   2,475   2,516
       Policy loans                            2,187   2,681   2,187   2,681
       Short-term investments                    549     436     549     436
       Derivative financial instruments            8      26       8      26
    Liabilities:
       Insurance investment contracts          2,355   2,337   2,322   2,309
       Derivative financial instruments           41      43      41      43

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

11.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     The following methods and assumptions were used to estimate the fair values of the above financial instruments:

     Fixed-maturity and equity securities: Fair values of fixed-maturity and equity securities were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services or, in the case of fixed-maturity private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

     Mortgage loans: Fair value of mortgage loans was estimated using discounted cash flows and took into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

     Policy loans: Carrying values approximate fair values.

     Short-term investments: Fair values of short-term investments were based on quoted market prices.

     Insurance investment contracts: Fair value of insurance investment contracts, which do not subject the Company to significant mortality or morbidity risks, were estimated using cash flows discounted at market rates.

     Derivative financial instruments: Fair values of derivative financial instruments were based on current settlement values. These values were based on quoted market prices for the financial futures contracts and brokerage quotes that utilize pricing models or formulas using current assumptions for all swaps and other agreements.

12.  RELATED PARTY TRANSACTIONS

     The Company has formal service agreements with MFC, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting and certain other administrative services. Costs incurred under the agreements were $352 in 2005 (2004 - $281; 2003 - $254).

     There are two service agreements, both effective as of April 28, 2004, between the Company and John Hancock Life Insurance Company ("JHLICO"). Under one agreement, the Company provides services to JHLICO, and under the other JHLICO provides services to the Company. In both cases the Provider of the services can also employ a "Provider Affiliate" to provide services. In the case of the service agreement where JHLICO provides services to the Company, a "Provider Affiliate" means JHLICO's parent, JHFS, and its direct and indirect subsidiaries.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

12.  RELATED PARTY TRANSACTIONS (CONTINUED)

     During 2005, the Company paid dividends of $200 to its shareholder, The Manufacturers Investment Corporation ("MIC"). During 2005, the Company received dividends of $165 from its subsidiary, John Hancock Investment Management Services, LLC ("JHIMS") and dividends of $89 from another subsidiary, John Hancock Distributors, LLC ("JHD").

     MFC also provides a claims paying guarantee to certain U.S. policyholders.

     On December 20, 2002, the Company entered into a reinsurance agreement with Manulife Reinsurance Limited (Bermuda) (MRL), an affiliated company, to reinsure a block of variable annuity business. The contract reinsures all risks; however, the primary risk reinsured is investment and lapse risk with only limited coverage of mortality risk. Accordingly, the contract was classified as financial reinsurance and given deposit-type accounting treatment. Under the terms of the agreement, the Company received a ceding commission of $338 in 2005 (2004 - $169; 2003 - $123), which was classified as unearned revenue and reported in other liabilities. The amount is being amortized to income as payments are made to MRL. The balance of this unearned revenue as of December 31, 2005 was $423 (2004 - $374).

     On September 23, 1997, the Company entered into a reinsurance agreement with MRL to reinsure a closed block of participating life insurance business. On December 31, 2003, the Company recaptured the reinsurance agreement. As there was limited transfer of mortality risk between the Company and MRL, the agreement was classified as financial reinsurance and given deposit-type accounting treatment. As a result of the early termination of the treaty, the company paid MRL a termination fee of $21, which was reported as a reduction of other revenue in 2003.

     On December 31, 2003, the Company entered into a reinsurance agreement with an affiliate, Manulife Reinsurance (Bermuda) Limited (MRBL), to reinsure 90% of the non-reinsured risk of the closed block of participating life insurance business. As approximately 90% of the mortality risk is covered under previously existing contracts with third party reinsurers and the resulting limited mortality risk is inherent in the new contract with MRBL, it was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRBL under the terms of the agreement. Included in amounts due from affiliates was $2,469 (2004 - $2,371) representing the receivable from MRBL for the transferred assets, which are accounted for in a similar manner as invested assets available-for-sale.

     Pursuant to a promissory note issued December 19, 2000 and to a Credit Agreement of the same date, the Company borrowed $250 from an affiliate, Manulife Hungary Holdings KFT ("MHHL"). The maturity date with respect to this note is 365 days following the date of the borrowing; however, the note is normally renegotiated at each anniversary date. Interest is calculated at a fluctuating rate equivalent to 3-month LIBOR plus 25 basis points and is payable quarterly. The interest rate was 4.77% as of December 31, 2005. On December 30, 2002, the Company repaid $176 of the original principal balance. The principal balance outstanding as of December 31, 2005 and 2004 was $74.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

12.  RELATED PARTY TRANSACTIONS (CONTINUED)

     Pursuant to a promissory note issued August 7, 2001 and to a Credit Agreement of the same date, the Company borrowed $4 from MHHL. The maturity date with respect to this note is 365 days after the date of the borrowing; however, the note is normally renegotiated at each anniversary date. Interest is calculated at a fluctuating rate equal to 3-month LIBOR plus 25 basis points and is payable quarterly. The interest rate was 4.77% as of December 31, 2005.

     During 1997 and 1998, the Company issued four surplus debentures for $390 with interest rates ranging from 7.93% to 8.10% per annum to MIC. During 2002, a partial principal repayment of $20 on one of the debentures was made. On December 31, 2003, with the approval of the Michigan Division of Insurance by letter dated December 23, 2003, the Company repaid the total remaining principal of $370 to MIC plus accrued interest of $12. Total interest paid was $31 for 2003. No amount was owed to MIC as of December 31, 2005 or 2004.

     Pursuant to a promissory note dated May 7, 1999, ENNAL Inc., a wholly owned non-life subsidiary of the Company, loaned U.S. $83 (Cdn. $125) to MLI. Interest was calculated at a rate of 5.6% per annum and was payable annually on December 15. The principal balance was collected on December 15, 2003, resulting in a foreign exchange gain of $10, which was recorded as a realized investment gain.

     As of December 31, 2005 and 2004, the Company had one inter-company note receivable from MRL with a carrying value of $18. The loan matures on May 11, 2006 and bears interest at a floating 3-month LIBOR plus 60 basis points. The interest rate as of December 31, 2005 was 5.09%.

     The Company has two liquidity pools in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in two Liquidity Pool and Loan Facility Agreements. The first agreement, effective May 28, 2004, is between the Company and various MFC affiliates. The second Liquidity Pool Agreement, effective May 27, 2005, allows John Hancock Financial Services, Inc., and subsidiaries (JHFS) acquired as a result of the 2004 merger with MFC to also participate in the arrangement. The maximum aggregate amount that the Company can accept into these Liquidity Pools is $2.5 billion. By acting as the banker the Company can earn a spread over the amount it pays its affiliates and this aggregation and resulting economies of scale allows the affiliates to improve the investment return on their excess cash. Interest payable on the funds will be reset daily to the one-month U.S. Dollar London Inter-Bank Bid ("LIBID").

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

12.  RELATED PARTY TRANSACTIONS (CONTINUED)

     The following table exhibits the affiliates and their participation in the Company's liquidity pools:

                                                  December 31, December 31,
     Affiliate                                        2005         2004
     ---------                                    ------------ ------------
     Manulife Investment Corporation                $    78       $  51
     Manulife Reinsurance Ltd                            46          65
     Manulife Reinsurance (Bermuda) Ltd                  74         222
     Manulife Hungary Holdings KFT                       20           4
     Manulife Insurance Company                          15
     John Hancock Life Insurance Company              1,500
     John Hancock Variable Life Insurance Company       136
     John Hancock Reassurance Co, Ltd.                  224
     John Hancock Financial Services, Inc.               82
     The Berkeley Financial Group, LLC                    8
     John Hancock Signature Services, Inc.                9
                                                    -------       -----
     Total                                          $ 2,192       $ 342
                                                    =======       =====

     The balances above are reported on the consolidated balance sheets as amounts due to affiliates.

13.  REINSURANCE

     In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

     Reinsurance premiums are included in premium revenue as follows:

      For the years ended December 31,               2005   2004    2003
      --------------------------------              -----  -----  -------
      Direct premiums                               $ 865  $ 900  $ 1,011
      Reinsurance assumed                             329    335      309
      Reinsurance ceded                              (324)  (292)    (365)
                                                    -----  -----  -------
      TOTAL PREMIUMS                                $ 870  $ 943  $   955
                                                    =====  =====  =======

     Reinsurance recoveries on ceded reinsurance contracts were $336, $281 and $309 during 2005, 2004 and 2003, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

14.  CERTAIN SEPARATE ACCOUNTS

     The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. All contracts contain certain guarantees, which are discussed more fully below. The Company also has an immaterial amount of variable life insurance contracts in force, which will not be discussed further.

     During 2005 and 2004, there were no gains or losses on transfers of assets from the general account to the separate account. The assets supporting the variable portion of the variable annuity contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenue, while changes in liabilities for minimum guarantees are included in policyholder benefits in the Company's consolidated statements of income. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line items in the Company's consolidated statements of income.

     The variable annuity contracts are issued through separate accounts and the Company contractually guarantees the contractholder either (a) a return of no less than total deposits made to the contract less any partial withdrawals, (b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary. Contracts issued after December 31, 2002 have a proportional partial withdrawal benefit instead of a dollar-for-dollar relationship. As of December 31, 2005, 44% of the inforce contract values have reduction of benefit on a dollar-for-dollar basis, and 56% on a proportional basis.

     In May 1998 the Company introduced a Guaranteed Income Benefit Rider
     (GRIP), which provided a guaranteed minimum annuity payout if the policyholder elected to annuitize after holding the policy for at least 7 years. In 2001, the GRIP rider was replaced by a newer version, GRIP II, which required a 10 year waiting period and charged a higher ride fee. GRIP III, which replaced GRIP II after May, 2003, provided a less generous benefit base with a higher rider charge. The Company discontinued sales of GRIP III riders in 2005.

     In 2004, the Company introduced a Guaranteed Minimum Withdrawal Benefit Rider (GMWB) named Principal Plus (PP). This rider provides a guaranteed withdrawal amount referred to as the Guaranteed Withdrawal Balance (GWB) as long as withdrawals do not exceed 5% of the GWB per annum. In 2005, a newer version of the GMWB rider, Principal Plus for Life (PPFL) was introduced. This new rider retains all the features of the PP rider and adds an alternative guarantee of a Life Time Income Amount available for the life of the covered person.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

14.  CERTAIN SEPARATE ACCOUNTS (CONTINUED)

     As of December 31, 2005 and 2004, the Company had the following variable contracts with guarantees:

As of December 31,                                                     2005     2004
------------------                                                   -------  -------
Return of net deposits
   Account value                                                     $ 6,976  $ 4,093
   Net amount at risk - gross                                        $     7  $    11
   Net amount at risk - net                                          $     1  $     2

Return of net deposits plus a minimum return
   Account value                                                     $   842  $   896
   Net amount at risk - gross                                        $   176  $   178
   Net amount at risk - net                                                -  $     1
   Guaranteed minimum return rate                                          5%       5%

Highest anniversary account value minus withdrawals post-anniversary
   Account value                                                     $26,828  $22,637
   Net amount at risk - gross                                        $ 1,865  $ 2,275
   Net amount at risk - net                                          $    81  $    90

Guaranteed Minimum Income Benefit
   Account value                                                     $11,477  $11,420
   Net amount at risk - gross                                        $ 1,332  $ 1,277
   Net amount at risk - net                                          $    25  $    21

Guaranteed Minimum Withdrawal Benefit
   Account value                                                     $10,179  $ 3,187
   Net amount at risk - gross                                        $     3        -
   Net amount at risk - net                                          $     3        -

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

14.  CERTAIN SEPARATE ACCOUNTS (CONTINUED)

     (Note that the Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the consolidated balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For guarantees of partial withdrawal amounts, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level. The table above shows the net amount at risk both gross and net of reinsurance.

     For purposes of modeling risk, account balances of variable contracts with guarantees have been allocated to Separate Account mutual funds with the following characteristics (dollars in billions), as of December 31, 2005 and 2004, respectively:

                                                                 December 31, December 31,
    Asset Class                         Index                        2005         2004
-------------------- ------------------------------------------- ------------ ------------
Large Cap Equity     S&P 500                                         9.90         9.65
High Quality Bond    Ibbottson US Intermediate Term Gov't Bond       4.31         1.93
High Yield Bond      Ibbottson Domestic High Yield Bond               .58         0.72
Balanced             60% Large Cap Equity, 40% High Quality Bond    14.35         8.58
Small Cap Equity     Ibbottson US Small Cap Stock                    3.37         4.02
International Equity MSCI EAFE                                       1.31         1.18
Global Equity        MSCI World                                       .56         0.38
Real Estate          NAREIT                                           .32         0.35

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

14.  CERTAIN SEPARATE ACCOUNTS (CONTINUED)

     The reserve roll forwards for the separate accounts as of December 31, 2005 and 2004 are shown below:

                                                                       Guaranteed
                                         Guaranteed     Guaranteed      Minimum
                                       Minimum Death  Minimum Income   Withdrawal
                                       Benefit (GMDB) Benefit (GMIB) Benefit (GMWB) Totals
                                       -------------- -------------- -------------- ------
      Balance at January 1, 2004            $ 66          $  136         $   -      $  202
      Incurred Guarantee Benefits            (42)              -             -         (42)
      Other Reserve Changes                   41             (15)          (24)          2
      Balance at December 31, 2004            65             121           (24)        162
      Reinsurance Recoverable                 26             194             -         220
      Net Balance at December 31, 2004      $ 39          $  (73)        $ (24)     $  (58)

      Balance at January 1, 2005            $ 65          $  121         $ (24)     $  162
      Incurred Guarantee Benefits            (81)              -             -         (81)
      Other Reserve Changes                   91              48            10         149
      Balance at December 31, 2005            75             169           (14)        230
      Reinsurance Recoverable                 36             356             -         392
      Net Balance at December 31, 2005      $ 39          $ (187)        $ (14)     $ (162)

     The gross reserves for both GMDB and GMIB were determined using SOP 03-1, whereas the gross reserve for GMWB was determined according to SFAS 133. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The following assumptions and methodology were used to determine the above amounts:

     . Data used included 1,000 stochastically generated investment performance scenarios. For SFAS 133 purposes, risk neutral scenarios have been used.

     . Mean return and volatility assumptions have been determined for each of the asset classes noted above.

     .   Annuity mortality was assumed to be 90% of the Annuity 2000 table.

     . Annuity lapse rates vary by contract type and duration and range from 1 percent to 45 percent.

     .   Partial withdrawal rates are approximately 4% per year.

     . The discount rate is 7.0% (inforce issued before 2004) or 6.4% (inforce issued after 2003) in the SOP 03-1 calculations and 5.0% for SFAS 133 calculations.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

15.  CONTINGENCIES AND COMMITMENTS

     The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming it as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, as well as an investment adviser, employer and taxpayer. In addition, state regulatory bodies, state attorneys general, the United States Securities and Exchange Commission, the National Association of Securities Dealers, Inc. and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company's compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. As with many other companies in the financial services industry, the Company has been requested or required by such government and regulatory authorities to provide information with respect to market timing, late trading and sales compensation and broker-dealer practices with respect to variable investment options underlying variable life and annuity products and other separate account products. It is believed that these inquiries are similar to those made to many financial service companies by various agencies into practices, policies and procedures relating to trading in mutual fund shares and sales compensation and broker-dealer practices. The Company intends to continue to cooperate fully with government and regulatory authorities in connection with their respective inquiries. The Company does not believe that the conclusion of any current legal or regulatory matters, either individually or in the aggregate, will have a material adverse effect on its financial condition or results of operations.

     As of December 31, 2005, the Company had outstanding commitments involving nine mortgage applications in the United States for a total of $38 to be disbursed in 2006.

     During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. The terms of the lease agreement provide for adjustments in future periods. The minimum aggregate rental commitments on the ground lease together with other rental office space commitments for the next five years are as follows:

                     Year                           Amount
                     -----------------------------  ------
                        2006                         $ 14
                        2007                           12
                        2008                            9
                        2009                            5
                        2010                            3
                     Thereafter                         9
                                                     ----
                     Total                           $ 52
                                                     ----

     There were no other material operating leases in existence at the end of 2005.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

16.  SEGMENT INFORMATION

     The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets and distribution channels.

     Protection Segment. Offers a variety of individual life insurance, including participating whole life, term life, universal life and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, and direct marketing.

     Wealth Management Segment. Offers individual fixed and variable annuities. This segment distributes its products through multiple distribution channels, including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

     The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

     The following tables summarize selected financial information by segment for the periods indicated:

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

16.  SEGMENT INFORMATION (CONTINUED)

For the year ended December 31, 2005:
                                                                          Wealth   Corporate
                                                             Protection Management and Other Consolidated
                                                             ---------- ---------- --------- ------------
Revenues:
   Revenues from external customers                           $  1,207   $  1,225   $   207    $  2,639
   Net investment income                                           723        220       226       1,169
   Net realized investment and other gains                          92         32        85         209
                                                              --------   --------   -------    --------
   Revenues                                                   $  2,022   $  1,477   $   518    $  4,017
                                                              ========   ========   =======    ========
Net Income:                                                   $    151   $    272   $   125    $    548
                                                              ========   ========   =======    ========
Supplemental Information:
   Equity in net income of investees accounted for by the
     equity method                                                                  $     1    $      1
   Carrying value of investments accounted for by the
     equity method                                                                       38          38
   Amortization of deferred acquisition costs and deferred
     sales inducements                                        $     74   $    243         5         322
   Interest expense                                                            26         3          29
   Income tax expense                                               81         95        71         247
   Segment assets                                             $ 17,675   $ 76,219   $ 7,641    $101,535

For the year ended December 31, 2004:
                                                                          Wealth   Corporate
                                                             Protection Management and Other Consolidated
                                                             ---------- ---------- --------- ------------
Revenues:
   Revenues from external customers                           $  1,095   $    931   $   291    $  2,317
   Net investment income                                           713        230       205       1,148
   Net realized investment and other gains                         184         52        49         285
                                                              --------   --------   -------    --------
   Revenues                                                   $  1,992   $  1,213   $   545    $  3,750
                                                              ========   ========   =======    ========
Net Income:                                                   $    161   $    131   $   167    $    459
                                                              ========   ========   =======    ========
Supplemental Information:
   Equity in net income of investees accounted for by the
     equity method                                                                  $     1    $      1
   Carrying value of investments accounted for by the
     equity method                                                                       42          42
   Amortization of deferred acquisition costs and deferred
     sales inducements                                        $    150   $    194        14         358
   Interest expense                                                            20         2          22
   Income tax expense                                               53         21        94         168
   Segment assets                                             $ 16,785   $ 62,662   $ 5,841    $ 85,288

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

16.  SEGMENT INFORMATION (CONTINUED)

For the year ended December 31, 2003:

                                                                          Wealth   Corporate
                                                             Protection Management and Other Consolidated
                                                             ---------- ---------- --------- ------------
Revenues:
   Revenues from external customers                           $ 1,079    $   740    $  248     $ 2,067
   Net investment income                                          717        237       220       1,174
   Net realized investment and other gains                         43         19        98         160
                                                              -------    -------    ------     -------
   Revenues                                                   $ 1,839    $   996    $  566     $ 3,401
                                                              =======    =======    ======     =======
Net Income:                                                   $    29    $    52    $  110     $   191
                                                              =======    =======    ======     =======
Supplemental Information:

   Equity in net income of investees accounted for by the
     equity method                                                                  $    8     $     8
   Carrying value of investments accounted for by the
     equity method                                                                      42          42
   Amortization of deferred acquisition costs and deferred
     sales inducements                                        $   100    $   112        15         227
   Interest expense                                                           13        33          46
   Income tax expense (benefit)                                    19         (7)       65          77
   Segment assets                                             $14,822    $49,559    $5,296     $69,677

17. TAIWAN BRANCH TRANSFER (AND SUBSEQUENT REINSURANCE OF TAIWAN BUSINESS BACK TO THE COMPANY)

     Effective January 1, 2005, the Company transferred its Taiwan branch operations to an affiliate, Manulife (International) Limited (MIL). Assets of $295 and liabilities of $176 were transferred. The loss on the intercompany transfer of $77 (net of tax benefit of $42) was accounted for as a transaction between entities under common control and recorded as a reduction to additional paid-in capital.

     During the fourth quarter of 2005 a block of business of the Taiwan branch was transferred back to the Company through reinsurance, in two steps. First MIL entered into a modified coinsurance agreement with an affiliate, Manufacturers Life Reinsurance Limited (MLRL), transferring the business to MLRL. Then MLRL entered into a modified coinsurance agreement with the Company, transferring the business to the Company. The Company recorded reinsurance recoverable of $152, assumed policyholder liabilities of $123, and received a ceding commission of $102. These transactions were also accounted for as transactions between entities under common control, and the gain of $85 (net of tax expense of $46) was recorded as an increase to additional paid-in capital.

     The net effect on the Company's additional paid-in capital for the transfer and reinsurance of the Taiwan branch business was an increase of $8.

     Subsequent to the transfer it was determined that reserves on the Taiwan business needed to be strengthened by $10 (net of tax benefit of $5). This activity has been reported in the Company's 2005 consolidated statement of income.

AUDITED FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A.) Separate Account H
(formerly the Manufacturers Life Insurance Company (USA)
Separate Account H)
Years Ended December 31, 2005 and 2004

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Account H)


                          Audited Financial Statements


                     Years ended December 31, 2005 and 2004




                                    CONTENTS

Report of Independent Registered Public Accounting Firm......................................1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity..............................................4
Statements of Operations and Changes in Contract Owners' Equity..............................9
Notes to Financial Statements..............................................................104

             Report of Independent Registered Public Accounting Firm

To the Contract Owners of
John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

We have audited the accompanying statement of assets and contract owners' equity of John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H) (the Account, comprising, respectively, the Strategic Opportunities--Class A, Strategic Opportunities--Class B, Investment Quality Bond--Class A, Investment Quality Bond--Class B, Growth & Income--Class A, Growth & Income--Class B, Blue Chip Growth--Class A, Blue Chip Growth--Class B, Money Market--Class A, Money Market--Class B, Global Equity--Class A, Global Equity--Class B, Global Bond--Class A, Global Bond--Class B, U.S. Government Securities--Class A, U.S. Government Securities--Class B, Diversified Bond--Class A, Diversified Bond--Class B, Income & Value--Class A, Income & Value--Class B, Large Cap Growth--Class A, Large Cap Growth--Class B, Equity-Income--Class A, Equity-Income--Class B, Strategic Bond--Class A, Strategic Bond--Class B, Overseas--Class A, Overseas--Class B, All Cap Core--Class A, All Cap Core--Class B, All Cap Growth--Class A, All Cap Growth--Class B, International Small Cap--Class A, International Small Cap--Class B, Pacific Rim Emerging Markets--Class A, Pacific Rim Emerging Markets--Class B, Science & Technology--Class A, Science & Technology--Class B, Emerging Small Company--Class A, Emerging Small Company--Class B, Aggressive Growth--Class A, Aggressive Growth--Class B, International Stock--Class A, International Stock--Class B, Value--Class A, Value--Class B, Real Estate Securities--Class A, Real Estate Securities--Class B, High Yield--Class A, High Yield--Class B, Lifestyle Aggressive 1000--Class A, Lifestyle Aggressive 1000--Class B, Lifestyle Growth 820--Class A, Lifestyle Growth 820--Class B, Lifestyle Balanced 640--Class A, Lifestyle Balanced 640--Class B, Lifestyle Moderate 460--Class A, Lifestyle Moderate 460--Class B, Lifestyle Conservative 280--Class A, Lifestyle Conservative 280--Class B, Small Company Value--Class A, Small Company Value--Class B, International Value--Class A, International Value--Class B, Small Company Blend--Class A, Small Company Blend--Class B, Total Return--Class A, Total Return--Class B, U.S. Large Cap Portfolio--Class A, U.S. Large Cap Portfolio--Class B, Mid Cap Stock--Class A, Mid Cap Stock--Class B, Global Allocation--Class A, Global Allocation--Class B, Dynamic Growth--Class A, Dynamic Growth--Class B, Total Stock Market Index--Class A, Total Stock Market Index--Class B, 500 Index--Class A, 500 Index--Class B, Mid Cap Index--Class A, Mid Cap Index--Class B, Small Cap Index--Class A, Small Cap Index--Class B, Capital Appreciation--Class A, Capital Appreciation--Class B, Health Sciences--Class A, Health Sciences--Class B, Financial Services--Class A, Financial Services--Class B, Quantitative Mid Cap--Class A, Quantitative Mid Cap--Class B, Strategic Growth--Class A, Strategic Growth--Class B, All Cap Value--Class A, All Cap Value--Class B, Strategic Value--Class A, Strategic Value--Class B, Utilities--Class A, Utilities--Class B, Mid Cap Value--Class A, Mid Cap Value--Class B, Fundamental Value--Class A, Fundamental Value--Class B, Emerging Growth--Class B, Natural Resources--Class B, Mid Cap Core--Class B, Quantitative All Cap--Class B, Large Cap Value--Class B, Small Cap Opportunities--Class A, Small Cap Opportunities--Class B, Special Value--Class B, Real Return Bond--Class B, Great Companies America--Class B, American International--Class B, American Growth--Class B, American Blue-Chip Income & Growth--Class B, American Growth-Income--Class B, American Bond--Class B, American Century -- Small Company,

PIMCO VIT All Asset Portfolio, Core Equity, Classic Value, Quantitative Value, US Global Leaders Growth--Class A, US Global Leaders--Class B, John Hancock Strategic Income, John Hancock International Equity Index--Class A, John Hancock International Equity Index--Class B, Active Bond--Class A, Active Bond--Class B, CGTC Overseas Equity--Class B, Independence Investment LLC Small Cap--Class B, Marisco International Opportunities--Class B, T Rowe Price Mid Value--Class B, UBS Large Cap--Class B, U.S. High Yield--Class B, Wellington Small Cap Growth--Class B, Wellington Small Cap Value--Class B, Wells Capital Core Bond--Class B, Scudder 21st Century Growth--Class B, Scudder Capital Growth--Class B, Scudder Global Discovery--Class B, Scudder Growth & Income--Class B, Scudder Health Sciences--Class B, Scudder International--Class B, Scudder Mid Cap Growth--Class B, Scudder Blue Chip--Class B, Scudder Contarian Value--Class B, Scudder Global Blue Chip--Class B, Scudder Government Securities--Class B, Scudder Growth--Class B, Scudder High Income--Class B, Scudder International Select Equity--Class B, Scudder Fixed Income--Class B, Scudder Money Market--Class B, Scudder Small Cap Growth--Class B, Scudder Technology Growth--Class B, Scudder Total Return--Class B, Scudder Davis Venture Value--Class B, Scudder Dreman Financial Services--Class B, Scudder Dreman High Return Equity--Class B, Scudder Dreman Small Cap Value--Class B, Scudder Eagle Focused Large Cap Growth--Class B, Scudder Focus Value & Growth--Class B, Scudder Index 500--Class B, Scudder Salomon Aggressive Growth--Class B, Scudder Janus Growth & Income--Class B, Scudder Janus Growth Opportunities--Class B, Scudder MFS Strategic Value--Class B, Scudder Oak Strategic Equity--Class B, Scudder Turner Mid Cap Growth--Class B, Scudder Real Estate--Class B, Scudder Strategic Income--Class B, Scudder Conservative Income Strategy--Class B, Scudder Growth & Income Strategy --Class B, Scudder Income & Growth Strategy--Class B, Scudder Growth Strategy--Class B, Scudder Templeton Foreign Value--Class B, Scudder Mercury Large Cap Core--Class B, Scudder Bond--Class B, Scudder Equity 500 Index--Class B, Alger American Balanced--Class B, Alger American Leveraged All Cap--Class B, Credit Suisse Emerging Markets--Class B, Credit Suisse Global Post Venture Capital--Class B, Dreyfus Socially Responsible Growth Fund--Class B, Dreyfus VIF Midcap Stock--Class B, Invesco Utilities--Class B, Basic Value Focus--Class A, Small Cap Value Focus--Class A, Global Allocation--Class B, as of December 31, 2005, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H) at December 31, 2005, and the results of their operations and the changes in their contract owners' equity for each of the two years in the period then ended, in conformity with accounting U.S. generally accepted accounting principles.


                                        /s/ ERNST & YOUNG LLP



Boston, Massachusetts
April 1, 2006

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company (USA) Separate Account H)

           Statement of Assets and Contract Owners' Equity (continued)

                                                                                                       DECEMBER 31
                                                                                                          2005
                                                                                                    ------------------
ASSETS
   Investments at market value:
     Sub-accounts held by John Hancock Investment Trust:
       Strategic Opportunities Portfolio--Class A--  29,093,968 shares (cost $366,922,820)           $ 347,381,980
       Strategic Opportunities Portfolio--Class B-- 2,027,424 shares (cost $19,030,998)                 24,166,899
       Investment Quality Bond Portfolio--Class A-- 13,978,897 shares (cost $167,804,726)              167,467,192
       Investment Quality Bond Portfolio--Class B-- 6,106,416 shares (cost $73,976,730)                 73,032,734
       Growth & Income Portfolio--Class A-- 38,856,384 shares (cost $1,013,669,917)                    882,428,482
       Growth & Income Portfolio--Class B-- 4,025,781 shares (cost $80,164,018)                         90,982,652
       Blue Chip Growth Portfolio--Class A-- 36,284,044 shares (cost $604,192,383)                     643,316,101
       Blue Chip Growth Portfolio--Class B-- 9,036,577 shares (cost $134,940,223)                      159,766,685
       Money Market Portfolio--Class A-- 29,894,507 shares (cost $298,945,070)                         298,945,070
       Money Market Portfolio--Class B-- 20,999,818 shares (cost $209,998,178)                         209,998,178
       Global Equity Portfolio--Class A-- 16,374,256 shares (cost $219,340,713)                        264,771,718
       Global Equity Portfolio--Class B-- 2,009,841 shares (cost $26,221,623)                           32,338,345
       Global Bond Portfolio--Class A-- 7,863,662 shares (cost $111,941,870)                           113,000,816
       Global Bond Portfolio--Class B-- 9,232,809 shares (cost $137,609,286)                           132,398,478
       U.S. Government Securities Portfolio--Class A-- 12,528,524 shares (cost $174,248,580)           170,889,069
       U.S. Government Securities Portfolio--Class B-- 6,572,873 shares (cost $90,720,886)              89,588,261
       Income & Value Portfolio--Class A-- 33,843,067 shares (cost $338,150,098)                       384,795,671
       Income & Value Portfolio--Class B-- 8,749,019 shares (cost $87,174,348)                          98,863,912
       Large Cap Growth Portfolio--Class A-- 22,763,936 shares (cost $217,833,150)                     228,094,638
       Large Cap Growth Portfolio--Class B-- 7,817,485 shares (cost $68,978,713)                        77,940,328
       Equity-Income Portfolio--Class A-- 40,687,667 shares (cost $599,325,868)                        686,400,938
       Equity-Income Portfolio--Class B-- 16,088,155 shares (cost $232,163,895)                        270,441,878
       Strategic Bond Portfolio--Class A-- 12,801,664 shares (cost $142,394,328)                       154,004,021
       Strategic Bond Portfolio--Class B-- 8,340,005 shares (cost $97,177,450)                         100,163,465
       All Cap Core Portfolio--Class A-- 9,491,670 shares (cost $125,847,104)                          163,256,718
       All Cap Core Portfolio--Class B-- 588,137 shares (cost $8,528,924)                               10,074,788
       All Cap Growth Portfolio--Class A--14,388,835 shares (cost $213,594,475)                        240,725,213
       All Cap Growth Portfolio--Class B--  1,746,792 shares (cost $24,077,368)                         29,031,690
       International Small Cap Portfolio--Class A-- 5,825,512 shares (cost $81,263,445)                112,082,849
       International Small Cap Portfolio--Class B-- 2,173,657 shares (cost $35,798,485)                 41,886,365
       Pacific Rim Emerging Markets Portfolio--Class A-- 5,332,192 shares (cost $47,438,264)            63,133,149
       Pacific Rim Emerging Markets Portfolio--Class B-- 3,983,405 shares (cost $38,759,416)            46,964,342
       Science & Technology Portfolio--Class A-- 21,571,214 shares (cost $238,501,224)                 253,893,184
       Science & Technology Portfolio--Class B-- 4,767,412 shares (cost $51,327,634)                    55,874,073
       Emerging Small Company Portfolio--Class A-- 4,146,758 shares (cost $103,367,180)                125,232,101
       Emerging Small Company Portfolio--Class B-- 2,193,291 shares (cost $55,799,911)                  65,842,600
       International Stock Portfolio--Class A-- 6,677,256 shares (cost $61,232,976)                     85,335,332
       International Stock Portfolio--Class B-- 2,453,613 shares (cost $23,885,060)                     31,455,316
       Value Portfolio--Class A-- 8,129,959 shares (cost $130,144,710)                                 177,964,804
       Value Portfolio--Class B-- 1,941,238 shares (cost $35,148,411)                                   42,338,409
       Real Estate Securities Portfolio--Class A-- 6,222,480 shares (cost $126,322,313)                154,753,068
       Real Estate Securities Portfolio--Class B-- 4,793,672 shares (cost $104,309,731)                119,074,810
       High Yield Portfolio--Class A-- 13,056,364 shares (cost $129,678,133)                           134,741,680
       High Yield Portfolio--Class B-- 9,373,159 shares (cost $93,322,975)                              97,012,191

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company (USA) Separate Account H)

           Statement of Assets and Contract Owners' Equity (continued)

                                                                                                         DECEMBER 31
                                                                                                            2005
                                                                                                    -------------------
ASSETS (CONTINUED)
       Lifestyle Aggressive 1000 Portfolio--Class A-- 13,480,850 shares (cost $147,776,053)         $  181,452,247
       Lifestyle Aggressive 1000 Portfolio--Class B-- 20,623,394 shares (cost $221,805,370)            277,178,418
       Lifestyle Growth 820 Portfolio--55,479,907 Class A-- shares (cost $663,379,577)                 780,047,489
       Lifestyle Growth 820 Portfolio--322,201,889 Class B-- shares (cost $4,051,967,832)            4,520,492,507
       Lifestyle Balanced 640 Portfolio--64,329,369 Class A-- shares (cost $781,488,636)               894,821,519
       Lifestyle Balanced 640 Portfolio--298,802,988 Class B-- shares (cost $3,822,494,396)          4,150,373,502
       Lifestyle Moderate 460 Portfolio--Class A-- 21,431,273 shares (cost $263,801,734)               286,107,496
       Lifestyle Moderate 460 Portfolio--Class B-- 74,394,584 shares (cost $948,943,587)               991,679,800
       Lifestyle Conservative 280 Portfolio--Class A-- 11,366,167 shares (cost $150,296,078)           152,533,966
       Lifestyle Conservative 280 Portfolio--Class B-- 27,493,858 shares (cost $368,510,297)           368,417,695
       Small Company Value Portfolio--Class A-- 10,355,050 shares (cost $167,616,332)                  229,985,667
       Small Company Value Portfolio--Class B-- 8,064,933 shares (cost $135,787,818)                   178,396,318
       International Value Portfolio--Class A-- 21,005,391 shares (cost $275,852,531)                  335,876,205
       International Value Portfolio--Class B-- 12,191,862 shares (cost $153,739,909)                  194,338,281
       Total Return Portfolio--Class A-- 24,673,674 shares (cost $343,625,148)                         340,990,171
       Total Return Portfolio--Class B-- 18,148,310 shares (cost $254,421,064)                         250,083,716
       U.S. Large Cap Portfolio--Class A-- 21,843,655 shares (cost $264,580,402)                       322,193,916
       U.S. Large Cap Portfolio--Class B-- 7,809,036 shares (cost $89,617,828)                         114,792,826
       Mid Cap Stock Portfolio--Class A-- 20,982,868 shares (cost $250,501,288)                        326,703,252
       Mid Cap Stock Portfolio--Class B-- 10,280,295 shares (cost $126,323,712)                        159,036,163
       Global Allocation Portfolio--Class A-- 5,462,093 shares (cost $52,250,707)                       62,158,614
       Global Allocation Portfolio--Class B-- 9,282,511 shares (cost $96,053,974)                      105,078,029
       Dynamic Growth Portfolio--Class A-- 17,543,881 shares (cost $67,453,970)                         95,438,713
       Dynamic Growth Portfolio--Class B-- 7,411,544 shares (cost $31,196,222)                          40,096,454
       Total Stock Market Index Portfolio--Class A-- 2,712,488 shares (cost $25,343,492)                31,356,359
       Total Stock Market Index Portfolio--Class B-- 2,718,934 shares (cost $26,705,925)                31,294,935
       500 Index Portfolio--Class A-- 14,644,254 shares (cost $129,110,310)                            158,157,945
       500 Index Portfolio--Class B-- 10,324,999 shares (cost $93,318,544)                             110,890,493
       Mid Cap Index Portfolio--Class A-- 3,677,833 shares (cost $51,123,477)                           66,384,883
       Mid Cap Index Portfolio--Class B-- 3,108,234 shares (cost $45,120,719)                           55,886,044
       Small Cap Index Portfolio--Class A-- 2,892,541 shares (cost $37,474,059)                         43,069,933
       Small Cap Index Portfolio--Class B-- 3,128,242 shares (cost $39,757,597)                         46,391,825
       Capital Appreciation Portfolio--Class A-- 4,276,289 shares (cost $34,316,954)                    42,848,414
       Capital Appreciation Portfolio--Class B-- 4,373,804 shares (cost $33,911,652)                    43,563,087
       Health Sciences Portfolio--Class A-- 4,970,249 shares (cost $66,177,474)                         79,474,283
       Health Sciences Portfolio--Class B-- 4,871,261 shares (cost $65,948,079)                         77,355,621
       Financial Services Portfolio--Class A-- 2,481,764 shares (cost $29,298,102)                      37,995,810
       Financial Services Portfolio--Class B-- 2,637,635 shares (cost $31,160,203)                      40,197,556
       Quantitative Mid Cap Portfolio--Class A-- 1,061,038 shares (cost $13,562,632)                    15,576,039
       Quantitative Mid Cap Portfolio--Class B-- 1,006,210 shares (cost $12,552,958)                    14,660,479
       All Cap Value Portfolio--Class A-- 4,169,846 shares (cost $52,297,249)                           61,296,734
       All Cap Value Portfolio--Class B-- 3,914,971 shares (cost $49,740,924)                           57,393,472
       Strategic Value Portfolio--Class A-- 2,491,469 shares (cost $24,704,972)                         26,484,316
       Strategic Value Portfolio--Class B-- 2,150,405 shares (cost $21,406,933)                         22,794,292
       Utilities Portfolio--Class A-- 3,647,930 shares (cost $41,220,279)                               48,079,713
       Utilities Portfolio--Class B-- 3,716,024 shares (cost $42,842,383)                               48,679,921

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company (USA) Separate Account H)

           Statement of Assets and Contract Owners' Equity (continued)

                                                                                                         DECEMBER 31
                                                                                                           2005
                                                                                                    --------------------
ASSETS (CONTINUED)
       Mid Cap Value Portfolio--Class A-- 12,130,275 shares (cost $173,962,965)                     $  228,413,076
       Mid Cap Value Portfolio--Class B-- 11,710,712 shares (cost $166,460,499)                        219,692,958
       Fundamental Value Portfolio--Class A-- 11,462,479 shares (cost $134,807,400)                    175,605,176
       Fundamental Value Portfolio--Class B-- 16,098,416 shares (cost $198,880,511)                    245,661,831
       Emerging Growth Portfolio--Class B-- 482,814 shares (cost $7,893,918)                             8,502,350
       Natural Resources Portfolio--Class B-- 6,129,309 shares (cost $150,175,503)                     191,969,967
       Mid Cap Core Portfolio--Class B-- 2,146,198 shares (cost $34,396,594)                            35,841,513
       Quantitative All Cap Portfolio--Class B-- 182,177 shares (cost $2,981,811)                        3,011,379
       Large Cap Value Portfolio--Class B-- 3,918,174 shares (cost $76,703,850)                         84,632,567
       Small Cap Opportunities Portfolio--Class A-- 4,550,132 shares (cost $89,915,357)                103,834,015
       Small Cap Opportunities Portfolio--Class B-- 3,266,307 shares (cost $64,163,310)                 74,177,829
       Special Value Portfolio--Class B-- 376,062 shares (cost $6,918,094)                               7,344,491
       Real Return Bond Portfolio--Class B-- 9,575,011 shares (cost $128,518,158)                      128,783,901
       American International Portfolio --Class B-- 26,432,378 shares (cost $478,350,601)              565,652,897
       American Growth Portfolio--Class B-- 51,485,038 shares (cost $831,539,842)                    1,024,552,260
       American Blue-Chip Income & Growth Portfolio--Class B-- 10,405,991 shares
         (cost $158,760,995)                                                                           166,287,730
       American Growth-Income Portfolio--Class B-- 43,922,598 shares (cost $701,466,262)               780,504,570
       American Bond Fund Portfolio--Class B-- 10,034,228 shares (cost $124,882,834)                   125,327,504
       American Century -- Small Company-- 1,647,124 shares (cost $24,944,284)                          25,859,840
       PIMCO VIT All Asset Portfolio-- 4,649,995 shares (cost $54,532,639)                              54,869,942
       Core Equity-- 3,445,358 shares (cost $46,447,071)                                                51,783,724
       Classic Value-- 1,053,544 shares (cost $14,704,536)                                              15,128,893
       Quantitative Value-- 197,615 shares (cost $2,876,765)                                             2,999,799
       US Global Leaders Growth--Class A -- 2,908,652 shares (cost $35,569,340)                         37,928,828
       US Global Leaders Growth--Class B -- 2,453,705 shares (cost $29,927,042)                         32,020,856
       John Hancock Strategic Income-- 1,125,359 shares (cost $15,096,745)                              14,809,731
       John Hancock International Equity Index --Class A-- 1,642,783 shares (cost $24,283,437)          28,173,727
       John Hancock International Equity Index --Class B-- 1,807,106 shares (cost $26,875,780)          30,937,658
       Active Bond--Class A -- 14,327,741 shares (cost $137,585,971)                                   139,408,921
       Active Bond--Class B -- 50,990,909 shares (cost $490,590,274)                                   495,631,637
       CGTC Overseas Equity--Class B -- 348,733 shares (cost $4,088,175)                                 4,362,655
       Independence Investment LLC Small Cap--Class B -- 42,859 shares (cost $601,710)                     612,882
       Marisco International Opportunities--Class B -- 805,624 shares (cost $11,552,608)                12,495,235
       T Rowe Price Mid Value--Class B-- 377,796 shares (cost $4,536,165)                                4,662,002
       UBS Large Cap--Class B-- 59,281 shares (cost $808,392)                                              835,276
       US High Yield --Class B-- 97,757 shares (cost $1,250,269)                                         1,270,845
       Wellington Small Cap Growth --Class B-- 1,822,449 shares (cost $17,584,792)                      18,479,631
       Wellington Small Cap Value --Class B-- 1,592,643 shares (cost $33,594,162)                       33,286,243
       Wells Capital Core Bond --Class B-- 55,394 shares (cost $696,397)                                   698,517

    Sub-accounts held by Scudder Variable Series Trust:
       Scudder Capital Growth Portfolio--Class B-- 3,331,105 shares (cost $49,374,530)                  55,995,867

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company (USA) Separate Account H)

           Statement of Assets and Contract Owners' Equity (continued)

                                                                                                        DECEMBER 31
                                                                                                            2005
                                                                                                     -------------------
ASSETS (CONTINUED)
       Scudder Global Discovery Portfolio--Class B-- 1,260,808 shares (cost $13,438,700)                $ 18,710,392
       Scudder Growth & Income Portfolio--Class B-- 2,854,821 shares (cost $24,609,176)                   27,634,663
       Scudder Health Sciences Portfolio--Class B-- 1,116,275 shares (cost $12,048,470)                   14,366,459
       Scudder International Portfolio--Class B-- 2,744,297 shares (cost $22,776,738)                     29,693,299
       Scudder Mid Cap Growth Portfolio--Class B-- 368,441 shares (cost $3,433,671)                        4,122,857
       Scudder Blue Chip Portfolio--Class B-- 1,887,205 shares (cost $21,978,607)                         27,987,256
       Scudder Contarian Value Portfolio--Class B-- 1,797,778 shares (cost $25,770,748)                   28,386,910
       Scudder Global Blue Chip Portfolio--Class B-- 770,773 shares (cost $7,883,980)                     11,122,256
       Scudder Government Securities Portfolio--Class B-- 3,075,552 shares (cost $37,956,292)             37,613,996
       Scudder High Income Portfolio--Class B-- 4,777,880 shares (cost $38,737,964)                       39,274,171
       Scudder International Select Equity Portfolio--Class B-- 2,462,288 shares (cost $24,489,641)       32,526,820
       Scudder Fixed Income Portfolio--Class B-- 5,581,527 shares (cost $66,474,006)                      65,750,385
       Scudder Money Market Portfolio--Class B-- 34,781,423 shares (cost $34,840,321)                     34,840,321
       Scudder Small Cap Growth Portfolio--Class B-- 2,127,324 shares (cost $23,862,472)                  28,335,952
       Scudder Technology Growth Portfolio--Class B-- 1,197,957 shares (cost $9,981,672)                  11,033,183
       Scudder Total Return Portfolio--Class B-- 963,117 shares (cost $19,852,374)                        21,882,020
       Scudder Davis Venture Value Portfolio--Class B-- 3,860,123 shares (cost $38,281,585)               48,135,739
       Scudder Dreman Financial Services Portfolio--Class B-- 859,158 shares (cost $10,207,580)           11,426,804
       Scudder Dreman High Return Equity Portfolio--Class B-- 7,561,730 shares (cost $79,019,816)        101,251,563
       Scudder Dreman Small Cap Value Portfolio--Class B-- 2,811,950 shares (cost $44,198,714)            56,042,173
       Scudder Salomon  Aggressive Growth Portfolio--Class B-- 602,006 shares (cost $4,709,208)            6,236,782
       Scudder Janus Growth & Income Portfolio--Class B-- 2,245,945 shares (cost $19,634,731)             24,638,022
       Scudder Janus Growth Opportunities Portfolio--Class B-- 1,006,222 shares (cost $6,949,070)          8,321,459
       Scudder MFS Strategic Value Portfolio--Class B-- 2,342,232 shares (cost $24,393,244)               25,132,145
       Scudder Oak Strategic Equity Portfolio--Class B-- 2,165,954 shares (cost $14,267,253)              14,251,975
       Scudder Turner Mid Cap Growth Portfolio--Class B-- 1,820,195 shares (cost $15,657,991)             19,803,720
       Scudder Real Estate Portfolio--Class B-- 1,130,484 shares (cost $15,458,383)                       18,754,738
       Scudder Strategic Income Portfolio--Class B-- 1,229,609 shares (cost $14,138,171)                  14,054,432
       Scudder Conservative Income Strategy--Class B-- 580,932 shares (cost $6,153,727)                    6,303,109
       Scudder Growth & Income Strategy--Class B-- 10,130,146 shares (cost $110,543,719)                 115,179,755
       Scudder Income & Growth Strategy--Class B-- 2,402,979 shares (cost $25,773,869)                    26,673,071
       Scudder Growth Strategy--Class B-- 11,753,018 shares (cost $130,005,677)                          137,157,723
       Scudder Templeton Foreign Value--Class B-- 106,846 shares (cost $1,156,899)                         1,221,246
       Scudder Mercury Large Cap Core--Class B-- 104,434 shares (cost $1,104,533)                          1,216,658
       Scudder Bond--Class B-- 27,765 shares (cost $192,617)                                                 193,522
       Scudder Equity 500 Index--Class B-- 2,928,435 shares (cost $37,854,297)                            38,333,214

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company (USA) Separate Account H)

           Statement of Assets and Contract Owners' Equity (continued)

                                                                                                          DECEMBER 31
                                                                                                              2005
                                                                                                       -------------------
ASSETS (CONTINUED)
     Sub-accounts held by Alger American Fund
       Alger American Balanced Portfolio--Class B-- 2,140,919 shares (cost $27,797,555)                       31,278,825
       Alger American Leveraged All Cap Portfolio--Class B-- 274,760 shares (cost $7,677,177)                  9,462,728

     Sub-accounts held by Credit Suisse Trust:
       Credit Suisse Emerging Markets Portfolio--Class B-- 900,215 shares (cost $10,302,103)                  15,141,616
       Credit Suisse Global Post Venture Capital Portfolio--Class B-- 286,978 shares (cost $3,008,893)         3,716,366

       Sub-accounts held by Dreyfus Service Corporation:
       Dreyfus Socially Responsible Growth Fund Portfolio--Class B-- 81,990 shares (cost $1,808,272)           2,123,545
       Dreyfus VIF Midcap Stock Portfolio--Class B-- 2,124,061 shares (cost $31,995,057)                      40,484,609

     Sub-accounts held by Invesco VIF Funds:
       Invesco Utilities Portfolio--Class B-- 361,666 shares (cost $5,138,516)                                 6,448,505

     Sub-accounts held by Merrill Lynch Variable Series Funds, Inc.:
       Basic Value Focus Portfolio--Class A-- 2,073,929 shares (cost $28,303,675)                             30,548,969
       Small Cap Value Focus Portfolio--Class A-- 662,930 shares (cost $15,652,336)                           16,487,078
       Global Allocation Portfolio--Class B-- 128,692 shares (cost $1,411,859)                                 1,742,486
                                                                                                         ---------------

Total assets                                                                                             $30,767,047,551
                                                                                                         ===============

CONTRACT OWNERS' EQUITY
Variable annuity contracts                                                                               $30,754,723,419
Annuity Reserves                                                                                              12,324,132
                                                                                                         ---------------

Total contract owners' equity                                                                            $30,767,047,551
                                                                                                         ===============

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

         Statements of Operations and Changes in Contract Owners' Equity

                                                                          SUB-ACCOUNT
                                               -------------------------------------------------------------------
                                                 STRATEGIC OPPORTUNITIES--A         STRATEGIC OPPORTUNITIES--B
                                               -------------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2005              2004             2005              2004
                                               -------------     -------------     -------------     -------------
Income:
   Dividends                                   $   1,603,869     $     385,027     $      65,112     $       6,160

Expenses:
    Mortality and expense risk
       and administrative charges                  5,161,348         5,930,837           397,219           395,094
                                               -------------     -------------     -------------     -------------

Net investment income (loss)                      (3,557,479)       (5,545,810)         (332,107)         (388,934)

Net realized gain (loss)                         (38,383,519)      (67,871,889)        1,341,289           995,567
Unrealized appreciation (depreciation)
    during the period                             67,743,194       113,447,129           707,234         1,814,759
                                               -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations       25,802,196        40,029,430         1,716,416         2,421,392

Changes from principal transactions:
       Purchase payments                           2,176,173         3,759,093         1,201,502         4,407,684
       Transfers between sub-accounts
           and the Company                       (33,432,651)      (34,601,859)       (3,023,471)       (1,709,392)
       Withdrawals                               (50,718,112)      (46,184,297)       (1,650,357)         (704,607)
       Annual contract fee                          (515,205)         (587,249)          (83,853)          (79,463)
                                               -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (82,489,795)      (77,614,312)       (3,556,179)        1,914,222
                                               -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                      (56,687,599)      (37,584,882)       (1,839,763)        4,335,614

Contract owners' equity at
    beginning of period                          404,069,579       441,654,461        26,006,662        21,671,048
                                               -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                              $ 347,381,980     $ 404,069,579     $  24,166,899     $  26,006,662
                                               =============     =============     =============     =============


See accompanying notes.
                                                                               9

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                       INVESTMENT QUALITY BOND--A            INVESTMENT QUALITY BOND--B
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                          2005               2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $  10,698,032     $  14,203,750     $   2,656,043     $   3,324,035

Expenses:
    Mortality and expense risk
       and administrative charges                         2,737,390         3,389,219           929,560           919,319
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              7,960,642        10,814,531         1,726,483         2,404,716

Net realized gain (loss)                                    938,688         3,267,002          (366,957)          (25,277)
Unrealized appreciation (depreciation)
    during the period                                    (7,478,417)       (7,199,141)       (1,205,494)         (834,892)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               1,420,913         6,882,392           154,032         1,544,547

Changes from principal transactions:
       Purchase payments                                  1,195,379         1,322,384        26,855,362         7,893,396
       Transfers between sub-accounts
           and the Company                              (11,790,787)      (28,210,968)       (3,113,286)       (5,029,142)
       Withdrawals                                      (28,057,403)      (28,239,554)       (5,823,493)       (3,592,195)
       Annual contract fee                                 (236,839)         (287,196)         (147,464)         (162,756)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (38,889,650)      (55,415,334)       17,771,119          (890,697)
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (37,468,737)      (48,532,942)       17,925,151           653,850

Contract owners' equity at
    beginning of period                                 204,935,929       253,468,871        55,107,583        54,453,733
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 167,467,192     $ 204,935,929     $  73,032,734     $  55,107,583
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              10

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                             GROWTH & INCOME--A                    GROWTH & INCOME--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                           2005                2004              2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $  35,907,685     $  10,287,831     $   3,285,732     $     756,191

Expenses:
    Mortality and expense risk
       and administrative charges                        14,262,835        17,096,488         1,566,233         1,583,694
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             21,644,850        (6,808,657)        1,719,499          (827,503)

Net realized gain (loss)                                (77,917,420)      (64,916,219)        4,376,460         2,138,688
Unrealized appreciation (depreciation)
    during the period                                    58,436,238       126,625,717        (6,053,516)        3,368,392
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               2,163,668        54,900,841            42,443         4,679,577

Changes from principal transactions:
       Purchase payments                                  4,840,783         7,527,989         3,974,385        15,065,203
       Transfers between sub-accounts
           and the Company                             (102,028,494)      (81,955,457)       (9,745,925)          (82,798)
       Withdrawals                                     (137,229,523)     (135,961,169)       (6,750,057)       (3,290,679)
       Annual contract fee                               (1,314,360)       (1,518,783)         (324,743)         (303,734)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 (235,731,594)     (211,907,420)      (12,846,340)       11,387,992
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                            (233,567,926)     (157,006,579)      (12,803,897)       16,067,569

Contract owners' equity at
    beginning of period                               1,115,996,408     1,273,002,987       103,786,549        87,718,980
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 882,428,482     $1,115,996,408    $  90,982,652     $ 103,786,549
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              11

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                             BLUE CHIP GROWTH--A                BLUE CHIP GROWTH--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005             2004              2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   2,803,758     $     903,597     $           0     $      80,723

Expenses:
    Mortality and expense risk
       and administrative charges                         9,876,845        11,458,928         2,343,879         1,860,592
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             (7,073,087)      (10,555,331)       (2,343,879)       (1,779,869)

Net realized gain (loss)                                (28,801,786)      (40,798,780)        5,483,187         3,392,402
Unrealized appreciation (depreciation)
    during the period                                    58,874,043       104,722,627         2,669,855         7,205,987
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              22,999,170        53,368,516         5,809,163         8,818,520

Changes from principal transactions:
       Purchase payments                                  4,641,762         6,999,845        35,435,408        47,568,554
       Transfers between sub-accounts
           and the Company                              (62,006,186)      (61,745,326)      (12,815,487)       (6,227,869)
       Withdrawals                                      (81,103,859)      (79,051,724)       (6,986,642)       (4,316,926)
       Annual contract fee                               (1,162,860)       (1,313,586)         (354,214)         (331,864)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 (139,631,143)     (135,110,791)       15,279,065        36,691,895
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                            (116,631,973)      (81,742,275)       21,088,228        45,510,415

Contract owners' equity at
    beginning of period                                 759,948,074       841,690,349       138,678,457        93,168,042
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 643,316,101     $ 759,948,074     $ 159,766,685     $ 138,678,457
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              12

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                               MONEY MARKET--A                        MONEY MARKET--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                           2005             2004              2005               2004
                                                      -------------     -------------     -------------     -------------

Income:
   Dividends                                          $   8,930,943     $   3,492,056     $   5,035,936     $   1,192,077

Expenses:
    Mortality and expense risk
       and administrative charges                         5,127,725         6,709,466         3,355,688         3,171,594
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              3,803,218        (3,217,410)        1,680,248        (1,979,517)


Net realized gain (loss)                                   (758,115)           59,590           815,738            40,205
Unrealized appreciation (depreciation)
    during the period                                             0                 0                 0                 0
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               3,045,103        (3,157,820)        2,495,986        (1,939,312)

Changes from principal transactions:
       Purchase payments                                  9,598,359        13,963,157       218,717,344       141,315,136
       Transfers between sub-accounts
           and the Company                              (18,081,306)      (30,711,834)     (106,419,539)      (82,681,859)
       Withdrawals                                      (38,877,096)     (110,590,681)      (71,081,740)      (53,622,174)
       Annual contract fee                                 (702,846)         (834,927)         (481,534)         (487,381)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (48,062,889)     (128,174,285)       40,734,531         4,523,722
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (45,017,786)     (131,332,105)       43,230,517         2,584,410

Contract owners' equity at
    beginning of period                                 343,962,856       475,294,961       166,767,661       164,183,251
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 298,945,070     $ 343,962,856     $ 209,998,178     $ 166,767,661
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              13

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                               GLOBAL EQUITY--A                      GLOBAL EQUITY--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   3,420,545     $   5,003,489     $     310,477     $     330,060

Expenses:
    Mortality and expense risk
       and administrative charges                         3,874,667         4,086,537           471,602           348,176
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (454,122)          916,952          (161,125)          (18,116)

Net realized gain (loss)                                  1,002,986        (9,201,297)        1,670,243           774,007
Unrealized appreciation (depreciation)
    during the period                                    22,594,519        42,635,201         1,059,405         2,115,672
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              23,143,383        34,350,856         2,568,523         2,871,563

Changes from principal transactions:
       Purchase payments                                  1,747,944         2,219,670         3,009,480         3,694,041
       Transfers between sub-accounts
           and the Company                               (8,302,022)      (12,594,319)        2,923,279         1,197,361
       Withdrawals                                      (36,537,501)      (36,298,600)       (1,795,609)         (565,932)
       Annual contract fee                                 (277,382)         (293,967)          (86,143)          (69,658)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (43,368,961)      (46,967,216)        4,051,007         4,255,812
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (20,225,578)      (12,616,360)        6,619,530         7,127,375

Contract owners' equity at
    beginning of period                                 284,997,296       297,613,656        25,718,815        18,591,440
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 264,771,718     $ 284,997,296     $  32,338,345     $  25,718,815
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              14

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                   SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                                GLOBAL BOND--A                        GLOBAL BOND--B
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                          2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   7,266,851     $   5,548,225     $   5,639,116     $   2,721,190

Expenses:
    Mortality and expense risk
       and administrative charges                         1,873,802         2,043,565         1,900,150         1,288,545
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              5,393,049         3,504,660         3,738,966         1,432,645

Net realized gain (loss)                                  4,346,918         5,864,095           984,072         1,119,086
Unrealized appreciation (depreciation)
    during the period                                   (20,467,561)        1,503,132       (14,462,945)        5,019,670
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations             (10,727,594)       10,871,887        (9,739,907)        7,571,401

Changes from principal transactions:
       Purchase payments                                    710,171         1,244,259        42,028,227        32,014,647
       Transfers between sub-accounts
           and the Company                                 (640,160)       (4,278,605)        8,187,509         4,951,704
       Withdrawals                                      (16,497,691)      (15,486,145)       (7,912,675)       (3,461,816)
       Annual contract fee                                 (166,333)         (179,387)         (270,597)         (195,225)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (16,594,013)      (18,699,878)       42,032,464        33,309,310
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (27,321,607)       (7,827,991)       32,292,557        40,880,711

Contract owners' equity at
    beginning of period                                 140,322,423       148,150,414       100,105,921        59,225,210
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 113,000,816     $ 140,322,423     $ 132,398,478     $ 100,105,921
                                                      -------------     -------------     -------------     -------------

See accompanying notes.
                                                                              15

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                              U.S. GOVERNMENT                        U.S. GOVERNMENT
                                                               SECURITIES--A                          SECURITIES--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   7,539,634     $   8,649,281     $   3,564,115     $   4,006,031

Expenses:
    Mortality and expense risk
       and administrative charges                         2,924,597         3,694,745         1,690,896         1,995,785
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              4,615,037         4,954,536         1,873,219         2,010,246

Net realized gain (loss)                                 (1,470,084)        1,102,717          (923,255)       (1,307,329)
Unrealized appreciation (depreciation)
    during the period                                    (3,015,408)       (2,938,053)       (1,112,639)          531,982
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 129,545         3,119,200          (162,675)        1,234,899

Changes from principal transactions:
       Purchase payments                                  2,040,565         2,347,651         5,108,328        22,137,190
       Transfers between sub-accounts
           and the Company                              (22,218,990)      (42,442,252)      (19,903,588)      (19,803,861)
       Withdrawals                                      (31,617,766)      (33,788,763)      (16,203,279)       (9,855,003)
       Annual contract fee                                 (285,878)         (340,625)         (240,646)         (275,439)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (52,082,069)      (74,223,989)      (31,239,185)       (7,797,113)
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (51,952,524)      (71,104,789)      (31,401,860)       (6,562,214)

Contract owners' equity at
    beginning of period                                 222,841,593       293,946,382       120,990,121       127,552,335
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 170,889,069     $ 222,841,593     $  89,588,261     $ 120,990,121
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              16

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                   SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                           DIVERSIFIED BOND--A (1)                DIVERSIFIED BOND--B (1)
                                                      -------------------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                           2005                2004              2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   6,699,114     $   8,055,056     $  16,318,013     $   2,947,732

Expenses:
    Mortality and expense risk
       and administrative charges                           776,768         2,684,425         1,855,814         2,181,531
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              5,922,346         5,370,631        14,462,199           766,201

Net realized gain (loss)                                 (1,764,228)        1,404,284       (10,805,997)          (19,203)
Unrealized appreciation (depreciation)
    during the period                                    (4,039,919)       (2,881,580)       (4,060,158)        3,775,100
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 118,199         3,893,335          (403,956)        4,522,098

Changes from principal transactions:
       Purchase payments                                    341,511         1,154,156        94,537,729       232,870,993
       Transfers between sub-accounts
           and the Company                             (159,253,774)      (21,733,024)     (388,992,012)       19,258,540
       Withdrawals                                       (7,305,450)      (21,693,979)       (3,306,203)       (3,409,188)
       Annual contract fee                                  (71,565)         (221,132)          (47,262)         (126,844)
                                                      -------------     -------------     -------------     -------------
Net increase (decrease) in contract owners'
    equity from principal transactions                 (166,289,278)      (42,493,979)     (297,807,748)      248,593,501
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                            (166,171,079)      (38,600,644)     (298,211,704)      253,115,599

Contract owners' equity at
    beginning of period                                 166,171,079       204,771,723       298,211,704        45,096,105
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $           0     $ 166,171,079     $           0     $ 298,211,704
                                                      =============     =============     =============     =============


----------
(1) On April 29, 2005 Diversified Bond Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.


See accompanying notes.
                                                                              17

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                            INCOME & VALUE--A                      INCOME & VALUE--B
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                          2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   7,360,795     $   5,956,940     $   1,668,169     $   1,119,550

Expenses:
    Mortality and expense risk
       and administrative charges                         6,182,140         6,693,996         1,730,927         1,628,749
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              1,178,655          (737,056)          (62,758)         (509,199)

Net realized gain (loss)                                  6,185,552        (4,786,766)        5,753,554         2,980,947
Unrealized appreciation (depreciation)
    during the period                                     6,320,136        33,588,324        (2,566,410)        3,717,880
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              13,684,343        28,064,502         3,124,386         6,189,628

Changes from principal transactions:
       Purchase payments                                  2,422,857         3,062,635         5,933,616        20,059,191
       Transfers between sub-accounts
           and the Company                              (47,266,074)       54,168,277       (18,515,201)       19,355,228
       Withdrawals                                      (58,014,751)      (54,206,909)       (7,598,936)       (4,219,757)
       Annual contract fee                                 (483,289)         (520,355)         (331,414)         (303,340)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 (103,341,257)        2,503,648       (20,511,935)       34,891,322
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (89,656,914)       30,568,150       (17,387,549)       41,080,950

Contract owners' equity at
    beginning of period                                 474,452,585       443,884,435       116,251,461        75,170,511
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 384,795,671     $ 474,452,585     $  98,863,912     $ 116,251,461
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              18

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                    ---------------------------------------------------------------------
                                                            LARGE CAP GROWTH--A                 LARGE CAP GROWTH--B
                                                    ---------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                          2005              2004              2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   1,882,286     $     837,760     $     475,663     $     152,899

Expenses:
    Mortality and expense risk
       and administrative charges                         3,649,230         4,326,724         1,325,945         1,311,932
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             (1,766,944)       (3,488,964)         (850,282)       (1,159,033)

Net realized gain (loss)                                 (7,389,665)      (17,121,676)        4,308,244         2,250,421
Unrealized appreciation (depreciation)
    during the period                                     5,104,555        32,801,263        (4,944,106)        2,239,473
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              (4,052,054)       12,190,623        (1,486,144)        3,330,861

Changes from principal transactions:
       Purchase payments                                  1,900,250         2,835,599         3,487,205        11,438,214
       Transfers between sub-accounts
           and the Company                              (25,103,352)      (24,841,379)       (5,583,498)       (1,390,434)
       Withdrawals                                      (25,935,007)      (25,155,873)       (4,428,196)       (2,954,871)
       Annual contract fee                                 (543,190)         (631,595)         (283,839)         (268,429)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (49,681,299)      (47,793,248)       (6,808,328)        6,824,480
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (53,733,353)      (35,602,625)       (8,294,472)       10,155,341

Contract owners' equity at
    beginning of period                                 281,827,991       317,430,616        86,234,800        76,079,459
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 228,094,638     $ 281,827,991     $  77,940,328     $  86,234,800
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              19

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                               EQUITY-INCOME--A                  EQUITY-INCOME--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $  35,662,499     $  18,843,481     $  11,696,485     $   4,643,519

Expenses:
    Mortality and expense risk
       and administrative charges                        10,738,865        11,109,445         4,345,491         3,400,649
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             24,923,634         7,734,036         7,350,994         1,242,870

Net realized gain (loss)                                 13,086,345        (1,176,839)        8,041,390         3,348,832
Unrealized appreciation (depreciation)
    during the period                                   (21,569,316)       86,152,763        (9,789,928)       22,708,763
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              16,440,663        92,709,960         5,602,456        27,300,465

Changes from principal transactions:
       Purchase payments                                  4,682,794         5,476,953        31,358,173        57,414,614
       Transfers between sub-accounts
           and the Company                              (15,001,877)      (10,230,029)       (3,490,468)        9,158,601
       Withdrawals                                      (95,162,294)      (83,472,308)      (16,603,540)       (7,197,000)
       Annual contract fee                               (1,035,620)       (1,057,647)         (761,239)         (625,520)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 (106,516,997)      (89,283,031)       10,502,926        58,750,695
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (90,076,334)        3,426,929        16,105,382        86,051,160

Contract owners' equity at
    beginning of period                                 776,477,272       773,050,343       254,336,496       168,285,336
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 686,400,938     $ 776,477,272     $ 270,441,878     $ 254,336,496
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              20

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                             STRATEGIC BOND--A                    STRATEGIC BOND--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   4,833,804     $   7,155,397     $   1,770,406     $   1,762,081

Expenses:
    Mortality and expense risk
       and administrative charges                         2,464,677         2,752,455         1,444,597           908,792
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              2,369,127         4,402,942           325,809           853,289

Net realized gain (loss)                                  4,615,474         4,947,014           675,444           620,022
Unrealized appreciation (depreciation)
    during the period                                    (5,180,510)         (634,285)         (325,083)        1,486,191
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               1,804,091         8,715,671           676,170         2,959,502

Changes from principal transactions:
       Purchase payments                                    610,699           918,764        29,638,689        35,119,732
       Transfers between sub-accounts
           and the Company                                2,419,852       (12,904,288)        1,427,655          (859,724)
       Withdrawals                                      (27,922,743)      (23,052,231)       (6,150,060)       (2,382,211)
       Annual contract fee                                 (179,801)         (191,160)         (150,111)         (120,842)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (25,071,993)      (35,228,915)       24,766,173        31,756,955
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (23,267,902)      (26,513,244)       25,442,343        34,716,457

Contract owners' equity at
    beginning of period                                 177,271,923       203,785,167        74,721,122        40,004,665
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 154,004,021     $ 177,271,923     $ 100,163,465     $  74,721,122
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              21

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                               OVERSEAS--A (2)                        OVERSEAS--B (2)
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $     651,236     $     679,799     $           0     $     101,912

Expenses:
    Mortality and expense risk
       and administrative charges                           794,119         2,566,748           204,425           526,751
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (142,883)       (1,886,949)         (204,425)         (424,839)

Net realized gain (loss)                                 33,069,187         1,456,432         5,981,728         1,527,734
Unrealized appreciation (depreciation)
    during the period                                   (38,323,078)       16,751,425        (7,061,645)        2,193,148
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              (5,396,774)       16,320,908        (1,284,342)        3,296,043

Changes from principal transactions:
       Purchase payments                                    568,576         1,938,217         1,200,103         9,110,784
       Transfers between sub-accounts
           and the Company                             (164,575,712)       (6,760,313)      (38,714,621)        4,660,984
       Withdrawals                                       (6,243,787)      (17,918,733)         (442,851)       (1,109,596)
       Annual contract fee                                  (93,352)         (287,634)          (40,483)         (102,749)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 (170,344,275)      (23,028,463)      (37,997,852)       12,559,423
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                            (175,741,049)       (6,707,555)      (39,282,194)       15,855,466

Contract owners' equity at
    beginning of period                                 175,741,049       182,448,604        39,282,194        23,426,728
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $           0     $ 175,741,049     $           0     $  39,282,194
                                                      =============     =============     =============     =============


----------

(2) On April 29, 2005 Overseas Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.

See accompanying notes.
                                                                              22

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                               ALL CAP CORE--A                        ALL CAP CORE--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   1,346,086     $     870,339     $      73,026     $      37,685

Expenses:
    Mortality and expense risk
       and administrative charges                         2,482,916         2,760,879           175,596           168,421
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             (1,136,830)       (1,890,540)         (102,570)         (130,736)

Net realized gain (loss)                                 (3,738,100)      (19,448,380)        1,173,897           782,305
Unrealized appreciation (depreciation)
    during the period                                    16,523,971        46,808,580          (374,765)          793,417
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              11,649,041        25,469,660           696,562         1,444,986

Changes from principal transactions:
       Purchase payments                                  1,282,934         1,664,773           709,654         1,958,322
       Transfers between sub-accounts
           and the Company                              (17,507,113)      (17,777,495)       (2,602,237)         (395,508)
       Withdrawals                                      (19,956,414)      (18,671,802)         (888,572)         (491,816)
       Annual contract fee                                 (308,363)         (339,746)          (37,025)          (32,434)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (36,488,956)      (35,124,270)       (2,818,180)        1,038,564
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (24,839,915)       (9,654,610)       (2,121,618)        2,483,550

Contract owners' equity at
    beginning of period                                 188,096,633       197,751,243        12,196,406         9,712,856
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 163,256,718     $ 188,096,633     $  10,074,788     $  12,196,406
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              23

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                   SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                              ALL CAP GROWTH--A                      ALL CAP GROWTH--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005              2004              2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $           0     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                         3,685,286         4,418,498           485,602           509,530
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             (3,685,286)       (4,418,498)         (485,602)         (509,530)

Net realized gain (loss)                                (19,281,511)      (35,556,209)        2,381,160           968,165
Unrealized appreciation (depreciation)
    during the period                                    39,098,799        53,069,115           (73,687)        1,001,373
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              16,132,002        13,094,408         1,821,871         1,460,008

Changes from principal transactions:
       Purchase payments                                  1,817,921         2,842,575         1,624,562         5,949,690
       Transfers between sub-accounts
           and the Company                              (35,319,184)      (30,908,008)       (6,687,363)       (1,774,835)
       Withdrawals                                      (29,886,790)      (28,004,622)       (1,769,552)       (1,106,638)
       Annual contract fee                                 (490,584)         (570,833)         (113,113)         (107,089)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (63,878,637)      (56,640,888)       (6,945,466)        2,961,128
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (47,746,635)      (43,546,480)       (5,123,595)        4,421,136

Contract owners' equity at
    beginning of period                                 288,471,848       332,018,328        34,155,285        29,734,149
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 240,725,213     $ 288,471,848     $  29,031,690     $  34,155,285
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              24

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                         INTERNATIONAL SMALL CAP--A          INTERNATIONAL SMALL CAP--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                           2005             2004              2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   1,094,368     $     145,113     $     105,342     $      31,485

Expenses:
    Mortality and expense risk
       and administrative charges                         1,719,666         1,680,208           683,968           507,932
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (625,298)       (1,535,095)         (578,626)         (476,447)

Net realized gain (loss)                                  8,262,850         1,051,581         4,142,832         3,002,539
Unrealized appreciation (depreciation)
    during the period                                     1,739,820        20,209,002          (496,542)        2,744,806
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               9,377,372        19,725,488         3,067,664         5,270,898

Changes from principal transactions:
       Purchase payments                                    773,011         1,459,239         3,599,620        10,102,892
       Transfers between sub-accounts
           and the Company                               (6,111,229)          161,598          (739,428)        3,045,978
       Withdrawals                                      (13,768,865)      (10,141,072)       (2,295,917)       (1,429,792)
       Annual contract fee                                 (242,336)         (230,731)         (141,105)          (86,755)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (19,349,419)       (8,750,966)          423,170        11,632,323
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (9,972,047)       10,974,522         3,490,834        16,903,221

Contract owners' equity at
    beginning of period                                 122,054,896       111,080,374        38,395,531        21,492,310
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 112,082,849     $ 122,054,896     $  41,886,365     $  38,395,531
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              25

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                                 PACIFIC RIM                          PACIFIC RIM
                                                             EMERGING MARKETS--A                 EMERGING MARKETS--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004             2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $     409,890     $     204,783     $     200,757     $      95,875

Expenses:
    Mortality and expense risk
       and administrative charges                           695,560           655,986           484,080           379,972
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (285,670)         (451,203)         (283,323)         (284,097)

Net realized gain (loss)                                  3,627,096         3,858,529         1,997,069         1,888,464
Unrealized appreciation (depreciation)
    during the period                                     7,546,785         2,145,200         5,321,087           910,332
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              10,888,211         5,552,526         7,034,833         2,514,699

Changes from principal transactions:
       Purchase payments                                    293,761           688,095         2,649,464         5,342,793
       Transfers between sub-accounts
           and the Company                               11,108,303         1,564,895        13,779,896         1,031,680
       Withdrawals                                       (4,197,076)       (3,944,502)       (2,548,726)       (1,079,499)
       Annual contract fee                                 (112,318)         (107,404)         (106,462)          (70,585)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    7,092,670        (1,798,916)       13,774,172         5,224,389
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              17,980,881         3,753,610        20,809,005         7,739,088

Contract owners' equity at
    beginning of period                                  45,152,268        41,398,658        26,155,337        18,416,249
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  63,133,149     $  45,152,268     $  46,964,342     $  26,155,337
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              26

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                           SCIENCE & TECHNOLOGY--A            SCIENCE & TECHNOLOGY--B
                                                      -------------------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                           2005                2004           2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $           0     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                         3,965,653         4,846,555           920,232           975,714
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             (3,965,653)       (4,846,555)         (920,232)         (975,714)

Net realized gain (loss)                                (46,954,540)      (94,775,015)        3,353,855         4,304,435
Unrealized appreciation (depreciation)
    during the period                                    50,424,004        94,155,830        (2,642,180)       (4,220,578)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                (496,189)       (5,465,740)         (208,557)         (891,857)

Changes from principal transactions:
       Purchase payments                                  3,595,204         5,446,491         3,187,100        13,726,079
       Transfers between sub-accounts
           and the Company                              (34,727,667)      (34,824,023)       (6,529,940)       (7,380,689)
       Withdrawals                                      (27,429,545)      (26,407,102)       (3,587,720)       (2,387,630)
       Annual contract fee                                 (757,214)         (879,264)         (224,325)         (205,031)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (59,319,222)      (56,663,898)       (7,154,885)        3,752,729
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (59,815,411)      (62,129,638)       (7,363,442)        2,860,872

Contract owners' equity at
    beginning of period                                 313,708,595       375,838,233        63,237,515        60,376,643
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 253,893,184     $ 313,708,595     $  55,874,073     $  63,237,515
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              27

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                                   EMERGING                              EMERGING
                                                               SMALL COMPANY--A                      SMALL COMPANY--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005              2004              2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $           0     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                         1,963,263         2,286,963         1,057,654         1,009,592
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             (1,963,263)       (2,286,963)       (1,057,654)       (1,009,592)

Net realized gain (loss)                                  3,360,899        (6,253,271)        4,744,275         5,001,014
Unrealized appreciation (depreciation)
    during the period                                     2,198,014        21,810,677        (1,953,420)        1,120,121
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               3,595,650        13,270,443         1,733,201         5,111,543

Changes from principal transactions:
       Purchase payments                                  1,264,698         2,182,819         4,151,329        13,233,215
       Transfers between sub-accounts
           and the Company                              (17,377,694)      (16,445,950)       (3,206,973)       (6,891,718)
       Withdrawals                                      (13,788,787)      (13,658,469)       (2,963,373)       (2,304,961)
       Annual contract fee                                 (307,528)         (350,581)         (224,479)         (202,718)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (30,209,311)      (28,272,181)       (2,243,496)        3,833,818
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (26,613,661)      (15,001,738)         (510,294)        8,945,361

Contract owners' equity at
    beginning of period                                 151,845,762       166,847,500        66,352,895        57,407,534
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 125,232,101     $ 151,845,762     $  65,842,600     $  66,352,895
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              28

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                          AGGRESSIVE GROWTH--A (3)            AGGRESSIVE GROWTH--B (3)
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                           2005             2004              2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $           0     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                           746,506         2,561,187           191,753           577,079
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (746,506)       (2,561,187)         (191,753)         (577,079)

Net realized gain (loss)                                 11,817,809       (12,992,003)        4,815,931         2,103,361
Unrealized appreciation (depreciation)
    during the period                                   (22,375,976)       27,520,920        (7,322,487)          966,033
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations             (11,304,673)       11,967,730        (2,698,309)        2,492,315

Changes from principal transactions:
       Purchase payments                                    483,983         2,130,350           575,937         6,372,053
       Transfers between sub-accounts
           and the Company                             (151,758,422)      (25,138,407)      (35,219,541)       (3,090,888)
       Withdrawals                                       (5,120,832)      (13,197,591)         (429,691)       (1,360,549)

       Annual contract fee                                 (126,193)         (424,915)          (34,347)         (124,046)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 (156,521,464)      (36,630,563)      (35,107,642)        1,796,570
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                            (167,826,137)      (24,662,833)      (37,805,951)        4,288,885

Contract owners' equity at
    beginning of period                                 167,826,137       192,488,970        37,805,951        33,517,066
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $           0     $ 167,826,137     $           0     $  37,805,951
                                                      =============     =============     =============     =============

----------

(3) On April 29, 2005 Aggressive Growth Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.

See accompanying notes.
                                                                              29

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                           INTERNATIONAL STOCK--A             INTERNATIONAL STOCK--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                           2005              2004             2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $     663,963     $     724,237     $           0     $     207,512

Expenses:
    Mortality and expense risk
       and administrative charges                         1,236,525         1,275,829           462,256           427,954
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (572,562)         (551,592)         (462,256)         (220,442)

Net realized gain (loss)                                  2,676,978        (2,524,655)        3,543,839         1,449,094
Unrealized appreciation (depreciation)
    during the period                                     8,803,477        14,271,987           677,145         2,135,653
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              10,907,893        11,195,740         3,758,728         3,364,305

Changes from principal transactions:
       Purchase payments                                    487,280           707,813         1,247,889         3,178,964
       Transfers between sub-accounts
           and the Company                               (3,937,129)       (6,422,171)         (409,567)         (305,076)
       Withdrawals                                      (10,886,522)       (6,568,124)       (2,114,299)       (1,398,471)
       Annual contract fee                                 (162,096)         (170,225)          (88,949)          (75,469)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (14,498,467)      (12,452,707)       (1,364,926)        1,399,948
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (3,590,574)       (1,256,967)        2,393,802         4,764,253

Contract owners' equity at
    beginning of period                                  88,925,906        90,182,873        29,061,514        24,297,261
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  85,335,332     $  88,925,906     $  31,455,316     $  29,061,514
                                                      =============     =============     =============     =============


See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                                  VALUE--A                             VALUE--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   1,116,742     $   1,131,321     $     164,384     $     167,809

Expenses:
    Mortality and expense risk
       and administrative charges                         2,689,961         3,024,771           643,140           590,388
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             (1,573,219)       (1,893,450)         (478,756)         (422,579)

Net realized gain (loss)                                 14,018,708         3,302,608         4,794,584         3,122,705
Unrealized appreciation (depreciation)
    during the period                                     5,979,127        24,019,026          (297,809)        2,085,967
                                                      -------------     -------------     -------------     -------------
Net increase (decrease) in
    contract owners' equity from operations              18,424,616        25,428,184         4,018,019         4,786,093

Changes from principal transactions:
       Purchase payments                                  2,337,873         1,962,734         3,466,458         8,787,835
       Transfers between sub-accounts
           and the Company                              (34,249,933)       11,907,562        (8,313,445)        6,716,846
       Withdrawals                                      (23,597,596)      (21,725,265)       (2,154,342)       (1,845,037)
       Annual contract fee                                 (318,735)         (340,502)         (130,292)         (110,259)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (55,828,391)       (8,195,471)       (7,131,621)       13,549,385
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (37,403,775)       17,232,713        (3,113,602)       18,335,478

Contract owners' equity at
    beginning of period                                 215,368,579       198,135,866        45,452,011        27,116,533
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 177,964,804     $ 215,368,579     $  42,338,409     $  45,452,011
                                                      =============     =============     =============     =============

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                         REAL ESTATE SECURITIES--A          REAL ESTATE SECURITIES--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                           2005             2004              2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $  26,060,575     $   3,567,159     $  18,934,842     $   2,147,414

Expenses:
    Mortality and expense risk
       and administrative charges                         2,434,291         2,188,856         1,992,064         1,556,913
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             23,626,284         1,378,303        16,942,778           590,501

Net realized gain (loss)                                 17,565,281        10,991,777        12,988,108         6,612,449
Unrealized appreciation (depreciation)
    during the period                                   (26,555,694)       26,469,409       (18,751,060)       19,086,448
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              14,635,871        38,839,489        11,179,826        26,289,398

Changes from principal transactions:
       Purchase payments                                  1,362,457         1,649,708        10,406,627        20,641,567
       Transfers between sub-accounts
           and the Company                              (14,852,274)        4,865,331       (16,159,128)        6,948,027
       Withdrawals                                      (19,943,480)      (11,883,707)       (9,155,058)       (3,763,797)
       Annual contract fee                                 (297,721)         (272,772)         (407,935)         (305,667)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (33,731,018)       (5,641,440)      (15,315,494)       23,520,130
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (19,095,147)       33,198,049        (4,135,668)       49,809,528

Contract owners' equity at
    beginning of period                                 173,848,215       140,650,166       123,210,478        73,400,950
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 154,753,068     $ 173,848,215     $ 119,074,810     $ 123,210,478
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              32

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                                HIGH YIELD--A                          HIGH YIELD--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   7,987,982     $   9,595,122     $   4,463,670     $   5,258,527

Expenses:
    Mortality and expense risk
       and administrative charges                         2,249,688         2,765,655         1,711,205         1,748,350
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              5,738,294         6,829,467         2,752,465         3,510,177

Net realized gain (loss)                                 10,735,797        11,479,509         5,392,235         3,308,400
Unrealized appreciation (depreciation)
    during the period                                   (13,652,856)       (3,123,331)       (6,281,628)        2,327,352
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               2,821,235        15,185,645         1,863,072         9,145,929

Changes from principal transactions:
       Purchase payments                                    784,689         1,760,333         8,034,089        21,843,092
       Transfers between sub-accounts
           and the Company                              (35,031,174)      (25,991,393)      (25,920,103)       (3,281,661)
       Withdrawals                                      (20,157,515)      (22,081,654)       (6,847,864)       (5,054,964)
       Annual contract fee                                 (232,722)         (280,445)         (296,452)         (272,620)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (54,636,722)      (46,593,159)      (25,030,330)       13,233,847
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (51,815,487)      (31,407,514)      (23,167,258)       22,379,776

Contract owners' equity at
    beginning of period                                 186,557,167       217,964,681       120,179,449        97,799,673
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 134,741,680     $ 186,557,167     $  97,012,191     $ 120,179,449
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              33

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                        LIFESTYLE AGGRESSIVE 1000--A      LIFESTYLE AGGRESSIVE 1000--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                          2005              2004               2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   5,749,879     $   1,055,814     $   8,465,774     $   1,375,396

Expenses:
    Mortality and expense risk
       and administrative charges                         2,556,305         2,155,282         4,247,406         3,232,613
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              3,193,574        (1,099,468)        4,218,368        (1,857,217)

Net realized gain (loss)                                  5,388,305        (3,471,099)       11,526,948         4,019,054
Unrealized appreciation (depreciation)
    during the period                                     6,327,184        24,822,295         6,563,487        26,292,983
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              14,909,063        20,251,728        22,308,803        28,454,820

Changes from principal transactions:
       Purchase payments                                  2,959,495         2,537,571        18,983,534        71,576,234
       Transfers between sub-accounts
           and the Company                               17,377,258        25,482,547         4,730,603        18,059,242
       Withdrawals                                      (21,333,059)       (8,294,947)      (15,170,609)       (3,676,512)
       Annual contract fee                                 (465,899)         (384,039)       (1,024,453)         (638,476)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (1,462,205)       19,341,132         7,519,075        85,320,488
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              13,446,858        39,592,860        29,827,878       113,775,308

Contract owners' equity at
    beginning of period                                 168,005,389       128,412,529       247,350,540       133,575,232
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 181,452,247     $ 168,005,389     $ 277,178,418     $ 247,350,540
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              34

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                         LIFESTYLE GROWTH 820--A              LIFESTYLE GROWTH 820--B
                                                      -------------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                          2005              2004               2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $  23,848,564     $   8,387,539     $  81,226,702     $  11,897,950

Expenses:
    Mortality and expense risk
       and administrative charges                        10,826,021         9,205,288        48,223,345        18,874,291
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             13,022,543          (817,749)       33,003,357        (6,976,341)

Net realized gain (loss)                                  6,218,379        (4,085,461)        7,082,432         6,324,660
Unrealized appreciation (depreciation)
    during the period                                    31,427,440        81,565,398       195,410,229       185,442,443
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              50,668,362        76,662,188       235,496,018       184,790,762

Changes from principal transactions:
       Purchase payments                                  7,628,490         9,556,060     2,139,713,749     1,044,517,302
       Transfers between sub-accounts
           and the Company                              111,862,452        71,671,760       303,861,956       149,977,280
       Withdrawals                                      (72,932,355)      (42,848,736)     (107,271,120)      (27,443,293)
       Annual contract fee                               (1,620,665)       (1,425,011)       (4,273,275)       (2,829,554)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   44,937,922        36,954,073     2,332,031,310     1,164,221,735
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              95,606,284       113,616,261     2,567,527,328     1,349,012,497

Contract owners' equity at
    beginning of period                                 684,441,205       570,824,944     1,952,965,179       603,952,682
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 780,047,489     $ 684,441,205     $4,520,492,507    $1,952,965,179
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              35

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                         LIFESTYLE BALANCED 640--A           LIFESTYLE BALANCED 640--B
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005             2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $  45,456,745     $  15,500,433     $ 130,649,178     $  20,179,846

Expenses:
    Mortality and expense risk
       and administrative charges                        12,828,297        10,821,154        47,349,117        19,627,008
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             32,628,448         4,679,279        83,300,061           552,838

Net realized gain (loss)                                 11,009,247          (748,524)        9,530,586         3,980,224
Unrealized appreciation (depreciation)
    during the period                                     1,630,133        77,386,336        81,523,889       164,305,597
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              45,267,828        81,317,091       174,354,536       168,838,659

Changes from principal transactions:
       Purchase payments                                  5,577,327         7,563,784     1,914,102,530       954,046,625
       Transfers between sub-accounts
           and the Company                              157,923,447       101,995,847       257,090,469       175,009,431
       Withdrawals                                     (102,523,681)      (61,353,711)     (120,254,690)      (39,900,812)
       Annual contract fee                               (1,633,463)       (1,405,978)       (4,089,247)       (2,844,790)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   59,343,630        46,799,942     2,046,849,062     1,086,310,454
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             104,611,458       128,117,033     2,221,203,598     1,255,149,113

Contract owners' equity at
    beginning of period                                 790,210,061       662,093,028     1,929,169,904       674,020,791
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 894,821,519     $ 790,210,061     $4,150,373,502    $1,929,169,904
                                                      =============     =============     ==============    ==============

See accompanying notes.
                                                                              36

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                        LIFESTYLE MODERATE 460--A            LIFESTYLE MODERATE 460--B
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $  19,233,303     $   7,377,450     $  46,384,661     $   8,774,152

Expenses:
    Mortality and expense risk
       and administrative charges                         4,241,520         3,963,321        12,425,644         6,286,331
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             14,991,783         3,414,129        33,959,017         2,487,821

Net realized gain (loss)                                  5,716,780         1,901,190         4,194,249         5,366,867
Unrealized appreciation (depreciation)
    during the period                                   (13,215,627)       17,972,490       (15,685,079)       34,175,177
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               7,492,936        23,287,809        22,468,187        42,029,865

Changes from principal transactions:
       Purchase payments                                  2,760,998         2,666,614       410,956,889       262,159,632
       Transfers between sub-accounts
           and the Company                               42,018,548        14,763,085        35,482,798        19,943,493
       Withdrawals                                      (36,697,644)      (26,634,204)      (42,956,869)      (14,986,723)
       Annual contract fee                                 (453,293)         (432,000)       (1,160,100)         (946,794)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    7,628,609        (9,636,505)      402,322,718       266,169,608
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              15,121,545        13,651,304       424,790,905       308,199,473

Contract owners' equity at
    beginning of period                                 270,985,951       257,334,647       566,888,895       258,689,422
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 286,107,496     $ 270,985,951     $ 991,679,800     $ 566,888,895
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              37

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                       LIFESTYLE CONSERVATIVE 280--A       LIFESTYLE CONSERVATIVE 280--B
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $  12,141,430     $   6,090,105     $  22,927,128     $   6,422,963

Expenses:
    Mortality and expense risk
       and administrative charges                         2,381,069         2,342,011         5,194,365         3,084,340
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              9,760,361         3,748,094        17,732,763         3,338,623

Net realized gain (loss)                                  3,125,379         3,372,502         1,913,424         3,365,932
Unrealized appreciation (depreciation)
    during the period                                   (11,256,047)        3,638,101       (15,174,832)        7,677,702
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               1,629,693        10,758,697         4,471,355        14,382,257

Changes from principal transactions:
       Purchase payments                                  1,541,567         1,390,487       131,842,080       118,501,195
       Transfers between sub-accounts
           and the Company                                9,769,496        20,036,920         3,757,788         2,078,867
       Withdrawals                                      (22,728,624)      (16,971,168)      (24,271,975)      (15,200,395)
       Annual contract fee                                 (232,031)         (206,439)         (440,395)         (388,941)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (11,649,592)        4,249,800       110,887,498       104,990,726
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (10,019,899)       15,008,497       115,358,853       119,372,983

Contract owners' equity at
    beginning of period                                 162,553,865       147,545,368       253,058,842       133,685,859
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 152,533,966     $ 162,553,865     $ 368,417,695     $ 253,058,842
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              38

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                         SMALL COMPANY VALUE--A                SMALL COMPANY VALUE--B
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   4,873,308     $   3,454,834     $   3,085,285     $   1,886,532

Expenses:
    Mortality and expense risk
       and administrative charges                         3,708,270         3,821,813         2,973,727         2,539,481
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              1,165,038          (366,979)          111,558          (652,949)

Net realized gain (loss)                                 25,965,180        11,981,406        14,902,061         6,411,246
Unrealized appreciation (depreciation)
    during the period                                   (15,926,817)       41,898,006        (6,315,219)       27,123,436
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              11,203,401        53,512,433         8,698,400        32,881,733

Changes from principal transactions:
       Purchase payments                                  1,946,751         2,595,410        11,076,217        31,179,044
       Transfers between sub-accounts
           and the Company                              (34,905,824)        5,022,984       (18,978,855)       11,057,445
       Withdrawals                                      (29,083,579)      (20,765,387)      (11,657,599)       (5,013,752)
       Annual contract fee                                 (527,653)         (540,261)         (643,817)         (520,121)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (62,570,305)      (13,687,254)      (20,204,054)       36,702,616
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (51,366,904)       39,825,179       (11,505,654)       69,584,349

Contract owners' equity at
    beginning of period                                 281,352,571       241,527,392       189,901,972       120,317,623
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 229,985,667     $ 281,352,571     $ 178,396,318     $ 189,901,972
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              39

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                           INTERNATIONAL VALUE--A              INTERNATIONAL VALUE--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   4,128,230     $   1,913,463     $   3,083,546     $   1,350,668

Expenses:
    Mortality and expense risk
       and administrative charges                         4,195,168         2,283,289         2,869,211         1,957,893
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                                (66,938)         (369,826)          214,335          (607,225)

Net realized gain (loss)                                 21,027,415         5,332,180        16,418,371         4,426,298
Unrealized appreciation (depreciation)
    during the period                                    10,659,162        23,203,100          (582,638)       18,911,749
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              31,619,639        28,165,454        16,050,068        22,730,822

Changes from principal transactions:
       Purchase payments                                  1,935,683         1,610,621        12,148,702        27,100,413
       Transfers between sub-accounts
           and the Company                              159,930,078        17,721,865        28,484,556        11,046,214
       Withdrawals                                      (32,768,789)      (11,378,451)      (11,141,684)       (3,492,765)
       Annual contract fee                                 (518,423)         (295,589)         (595,565)         (374,686)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  128,578,549         7,658,446        28,896,009        34,279,176
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             160,198,188        35,823,900        44,946,077        57,009,998

Contract owners' equity at
    beginning of period                                 175,678,017       139,854,117       149,392,204        92,382,206
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 335,876,205     $ 175,678,017     $ 194,338,281     $ 149,392,204
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              40

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                         SMALL COMPANY BLEND--A (4)           SMALL COMPANY BLEND--B (4)
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $           0     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                           480,495         1,648,452           339,595           994,340
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (480,495)       (1,648,452)         (339,595)         (994,340)

Net realized gain (loss)                                  5,346,677         1,645,748         4,476,744         2,631,426
Unrealized appreciation (depreciation)
    during the period                                   (17,445,105)        5,049,423       (12,332,793)        1,589,031
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations             (12,578,923)        5,046,719        (8,195,644)        3,226,117

Changes from principal transactions:
       Purchase payments                                    268,827         1,531,687         1,810,843        14,962,699
       Transfers between sub-accounts
           and the Company                              (92,868,361)      (11,140,559)      (60,519,494)       (4,080,841)
       Withdrawals                                       (2,783,300)       (8,889,364)         (845,542)       (1,781,798)

       Annual contract fee                                  (74,737)         (242,967)          (66,928)         (201,932)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (95,457,571)      (18,741,203)      (59,621,121)        8,898,128
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                            (108,036,494)      (13,694,484)      (67,816,765)       12,124,245

Contract owners' equity at
    beginning of period                                 108,036,494       121,730,978        67,816,765        55,692,520
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $           0     $ 108,036,494     $           0     $  67,816,765
                                                      =============     =============     =============     =============

----------

(4) On April 29, 2005 Small Company Blend Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.


See accompanying notes.
                                                                              41

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                   SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                               TOTAL RETURN--A                     TOTAL RETURN--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $  18,206,615     $  22,619,246     $  11,743,900     $  13,094,253

Expenses:
    Mortality and expense risk
       and administrative charges                         5,581,589         6,603,269         4,283,661         4,352,368
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             12,625,026        16,015,977         7,460,239         8,741,885

Net realized gain (loss)                                  1,322,798         1,503,673        (1,693,713)         (479,165)
Unrealized appreciation (depreciation)
    during the period                                   (10,461,667)       (3,516,059)       (4,226,629)         (480,238)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               3,486,157        14,003,591         1,539,897         7,782,482

Changes from principal transactions:
       Purchase payments                                  2,143,006         3,509,272        16,482,812        41,192,750
       Transfers between sub-accounts
           and the Company                              (16,006,705)      (67,051,803)       (9,720,519)      (28,901,694)
       Withdrawals                                      (48,857,424)      (41,727,579)      (25,942,681)      (11,714,123)
       Annual contract fee                                 (704,185)         (807,482)         (721,408)         (689,174)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (63,425,308)     (106,077,592)      (19,901,796)         (112,241)
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (59,939,151)      (92,074,001)      (18,361,899)        7,670,241

Contract owners' equity at
    beginning of period                                 400,929,322       493,003,323       268,445,615       260,775,374
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 340,990,171     $ 400,929,322     $ 250,083,716     $ 268,445,615
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              42

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                             U.S. LARGE CAP--A                    U.S. LARGE CAP--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   1,514,902     $     952,969     $     141,599     $     280,125

Expenses:
    Mortality and expense risk
       and administrative charges                         5,070,783         5,257,114         1,916,955         1,880,305
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             (3,555,881)       (4,304,145)       (1,775,356)       (1,600,180)

Net realized gain (loss)                                 10,456,580         3,383,418         8,573,327         4,257,461
Unrealized appreciation (depreciation)
    during the period                                     5,610,939        29,292,165        (2,599,918)        5,889,779
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              12,511,638        28,371,438         4,198,053         8,547,060

Changes from principal transactions:
       Purchase payments                                  2,971,209         3,225,531         3,688,788        17,989,184
       Transfers between sub-accounts
           and the Company                              (40,179,577)       90,458,149       (12,939,139)        5,458,933
       Withdrawals                                      (37,080,371)      (26,104,765)       (7,398,632)       (3,128,333)
       Annual contract fee                                 (711,987)         (706,023)         (424,617)         (392,688)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (75,000,726)       66,872,892       (17,073,600)       19,927,096
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (62,489,088)       95,244,330       (12,875,547)       28,474,156

Contract owners' equity at
    beginning of period                                 384,683,004       289,438,674       127,668,373        99,194,217
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 322,193,916     $ 384,683,004     $ 114,792,826     $ 127,668,373
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              43

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                              MID CAP STOCK--A                    MID CAP STOCK--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   5,985,964     $           0     $   3,960,950     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                         3,901,342         2,417,327         2,184,398         1,586,820
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              2,084,622        (2,417,327)        1,776,552        (1,586,820)

Net realized gain (loss)                                 17,301,171         6,357,358        10,462,243         6,674,526
Unrealized appreciation (depreciation)
    during the period                                    34,081,013        20,971,029         9,296,920         9,730,840
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              53,466,806        24,911,060        21,535,715        14,818,546

Changes from principal transactions:
       Purchase payments                                  2,047,318         1,822,136         8,001,240        22,856,897
       Transfers between sub-accounts
           and the Company                              126,207,018         8,819,185        26,307,727          (299,970)
       Withdrawals                                      (28,310,070)      (12,892,187)       (7,394,316)       (2,979,533)
       Annual contract fee                                 (626,059)         (364,386)         (490,103)         (307,979)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   99,318,207        (2,615,252)       26,424,548        19,269,415
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             152,785,013        22,295,808        47,960,263        34,087,961

Contract owners' equity at
    beginning of period                                 173,918,238       151,622,430       111,075,900        76,987,939
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 326,703,252     $ 173,918,238     $ 159,036,163     $ 111,075,900
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              44

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                            GLOBAL ALLOCATION--A               GLOBAL ALLOCATION--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                           2005              2004             2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $     594,045     $     575,918     $     520,035     $     226,056

Expenses:
    Mortality and expense risk
       and administrative charges                           934,949           851,745         1,190,664           467,251
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (340,904)         (275,827)         (670,629)         (241,195)

Net realized gain (loss)                                    984,632          (400,930)        1,385,276           596,076
Unrealized appreciation (depreciation)
    during the period                                     2,156,763         6,750,613         3,307,204         3,582,161
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               2,800,491         6,073,856         4,021,851         3,937,042

Changes from principal transactions:
       Purchase payments                                    464,837           788,402        47,951,198        19,473,550
       Transfers between sub-accounts
           and the Company                                2,988,113         4,972,506         8,666,805         7,305,346
       Withdrawals                                       (4,849,284)       (4,730,926)       (2,644,889)         (667,172)
       Annual contract fee                                 (163,925)         (153,859)         (117,564)          (85,704)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (1,560,259)          876,123        53,855,550        26,026,020
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                               1,240,232         6,949,979        57,877,401        29,963,062

Contract owners' equity at
    beginning of period                                  60,918,382        53,968,403        47,200,628        17,237,566
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  62,158,614     $  60,918,382     $ 105,078,029     $  47,200,628
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              45

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                             DYNAMIC GROWTH--A                    DYNAMIC GROWTH--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $           0     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                         1,448,089         1,507,623           630,945           573,965
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             (1,448,089)       (1,507,623)         (630,945)         (573,965)

Net realized gain (loss)                                  5,639,486        (1,445,720)        4,006,875         1,796,486
Unrealized appreciation (depreciation)
    during the period                                     5,535,651        10,278,154           558,784         1,483,767
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               9,727,048         7,324,811         3,934,714         2,706,288

Changes from principal transactions:
       Purchase payments                                    798,781         2,077,587         1,249,889         2,526,488
       Transfers between sub-accounts
           and the Company                               (5,265,903)      (12,838,852)          835,479        (4,776,363)
       Withdrawals                                       (8,900,791)       (7,174,748)       (3,128,401)       (1,536,290)
       Annual contract fee                                 (295,084)         (306,810)         (138,721)         (121,786)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (13,662,997)      (18,242,823)       (1,181,754)       (3,907,951)
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (3,935,949)      (10,918,012)        2,752,960        (1,201,663)

Contract owners' equity at
    beginning of period                                  99,374,662       110,292,674        37,343,494        38,545,157
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  95,438,713     $  99,374,662     $  40,096,454     $  37,343,494
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              46

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                        TOTAL STOCK MARKET INDEX--A          TOTAL STOCK MARKET INDEX--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $     374,515     $     231,423     $     273,846     $     158,160

Expenses:
    Mortality and expense risk
       and administrative charges                           495,015           552,060           506,384           458,601
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (120,500)         (320,637)         (232,538)         (300,441)

Net realized gain (loss)                                  1,591,602           350,282         1,965,138         1,622,438
Unrealized appreciation (depreciation)
    during the period                                      (323,932)        3,170,431          (582,598)        1,038,229
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               1,147,170         3,200,076         1,150,002         2,360,226

Changes from principal transactions:
       Purchase payments                                    338,689           372,188         2,231,648         6,676,926
       Transfers between sub-accounts
           and the Company                               (3,039,904)       (1,878,367)         (781,823)       (3,449,537)
       Withdrawals                                       (3,448,877)       (1,853,160)       (1,611,011)         (898,440)
       Annual contract fee                                  (64,542)          (70,749)         (112,214)          (86,587)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (6,214,634)       (3,430,088)         (273,400)        2,242,362
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (5,067,464)         (230,012)          876,602         4,602,588

Contract owners' equity at
    beginning of period                                  36,423,823        36,653,835        30,418,333        25,815,745
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  31,356,359     $  36,423,823     $  31,294,935     $  30,418,333
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              47

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                               500 INDEX--A                         500 INDEX--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   2,727,457     $   1,768,446     $   1,646,881     $     931,637

Expenses:
    Mortality and expense risk
       and administrative charges                         2,547,180         2,828,663         1,922,798         1,885,747
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                                180,277        (1,060,217)         (275,917)         (954,110)

Net realized gain (loss)                                 10,136,926         2,528,611         8,597,479         3,275,621
Unrealized appreciation (depreciation)
    during the period                                    (6,376,543)       13,584,442        (5,831,638)        7,055,885
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               3,940,660        15,052,836         2,489,924         9,377,396

Changes from principal transactions:
       Purchase payments                                  2,126,572         2,511,528         5,658,340        15,577,049
       Transfers between sub-accounts
           and the Company                              (16,921,218)       (6,808,771)      (11,959,865)        3,357,247
       Withdrawals                                      (20,001,644)      (13,490,146)      (11,860,226)       (4,280,822)
       Annual contract fee                                 (457,855)         (500,254)         (435,109)         (409,341)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (35,254,145)      (18,287,643)      (18,596,860)       14,244,133
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (31,313,485)       (3,234,807)      (16,106,936)       23,621,529

Contract owners' equity at
    beginning of period                                 189,471,430       192,706,237       126,997,429       103,375,900
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 158,157,945     $ 189,471,430     $ 110,890,493     $ 126,997,429
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              48

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                              MID CAP INDEX--A                    MID CAP INDEX--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   2,565,821     $     336,807     $   1,964,032     $     196,236

Expenses:
    Mortality and expense risk
       and administrative charges                           997,930         1,002,917           873,419           767,802
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              1,567,891          (666,110)        1,090,613          (571,566)

Net realized gain (loss)                                  5,264,672         2,854,586         4,636,535         2,601,071
Unrealized appreciation (depreciation)
    during the period                                      (332,927)        6,335,395          (614,639)        4,161,240
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               6,499,636         8,523,871         5,112,509         6,190,745

Changes from principal transactions:
       Purchase payments                                    639,782           829,554         2,814,056         9,478,597
       Transfers between sub-accounts
           and the Company                                 (790,377)       (2,803,001)         (695,769)           65,742
       Withdrawals                                       (7,993,262)       (5,001,647)       (4,052,684)       (1,593,586)
       Annual contract fee                                 (146,211)         (153,439)         (194,497)         (156,879)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (8,290,068)       (7,128,533)       (2,128,894)        7,793,874
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (1,790,432)        1,395,338         2,983,615        13,984,619

Contract owners' equity at
    beginning of period                                  68,175,315        66,779,977        52,902,429        38,917,810
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  66,384,883     $  68,175,315     $  55,886,044     $  52,902,429
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              49

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                            SMALL CAP INDEX--A                  SMALL CAP INDEX--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                           2005              2004             2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   1,905,071     $     169,957     $   1,793,039     $      97,615

Expenses:
    Mortality and expense risk
       and administrative charges                           680,231           757,272           749,704           676,438
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              1,224,840          (587,315)        1,043,335          (578,823)

Net realized gain (loss)                                  4,308,985         5,361,843         3,484,695         3,431,136
Unrealized appreciation (depreciation)
    during the period                                    (4,691,444)        2,058,168        (3,587,404)        3,241,652
                                                      -------------     -------------     -------------     -------------
Net increase (decrease) in
    contract owners' equity from operations                 842,381         6,832,696           940,626         6,093,965

Changes from principal transactions:
       Purchase payments                                    487,414           765,663         2,381,249         8,963,203
       Transfers between sub-accounts
           and the Company                               (3,187,933)       (8,411,284)         (743,366)         (430,237)
       Withdrawals                                       (4,875,565)       (4,541,849)       (3,603,013)       (1,790,449)
       Annual contract fee                                 (107,923)         (116,145)         (163,313)         (131,067)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (7,684,007)      (12,303,615)       (2,128,443)        6,611,450
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (6,841,626)       (5,470,919)       (1,187,817)       12,705,415

Contract owners' equity at
    beginning of period                                  49,911,559        55,382,478        47,579,642        34,874,227
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  43,069,933     $  49,911,559     $  46,391,825     $  47,579,642
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              50

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                          CAPITAL APPRECIATION--A             CAPITAL APPRECIATION--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $           0     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                           575,177           629,141           619,227           593,287
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (575,177)         (629,141)         (619,227)         (593,287)

Net realized gain (loss)                                  1,880,363          (295,419)        2,950,800         1,198,124
Unrealized appreciation (depreciation)
    during the period                                     2,827,728         3,709,043         1,923,437         1,971,271
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               4,132,914         2,784,483         4,255,010         2,576,108

Changes from principal transactions:
       Purchase payments                                    305,929           449,986         2,216,162         4,113,795
       Transfers between sub-accounts
           and the Company                                1,816,919        (1,929,649)        1,680,288        (2,397,528)
       Withdrawals                                       (3,915,351)       (2,984,327)       (2,484,415)       (1,047,192)
       Annual contract fee                                 (103,699)         (113,007)         (140,075)         (130,924)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (1,896,202)       (4,576,997)        1,271,960           538,151
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                               2,236,712        (1,792,514)        5,526,970         3,114,259

Contract owners' equity at
    beginning of period                                  40,611,702        42,404,216        38,036,117        34,921,858
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  42,848,414     $  40,611,702     $  43,563,087     $  38,036,117
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              51

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                             HEALTH SCIENCES--A                  HEALTH SCIENCES--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   5,559,948     $           0     $   5,064,190     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                         1,128,312         1,253,186         1,109,140         1,046,157
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              4,431,636        (1,253,186)        3,955,050        (1,046,157)

Net realized gain (loss)                                  4,008,090         4,450,756         4,166,877         3,785,459
Unrealized appreciation (depreciation)
    during the period                                    (1,089,600)        5,706,950        (1,012,007)        4,127,577
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               7,350,126         8,904,520         7,109,920         6,866,879

Changes from principal transactions:
       Purchase payments                                    825,671         1,107,008         4,634,894        14,034,918
       Transfers between sub-accounts
           and the Company                               (1,012,385)        3,059,141          (435,760)        2,404,108
       Withdrawals                                       (7,654,437)       (6,641,092)       (4,444,905)       (2,513,790)
       Annual contract fee                                 (208,936)         (227,383)         (263,619)         (222,051)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (8,050,087)       (2,702,326)         (509,390)       13,703,185
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                                (699,961)        6,202,194         6,600,530        20,570,064

Contract owners' equity at
    beginning of period                                  80,174,244        73,972,050        70,755,091        50,185,027
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  79,474,283     $  80,174,244     $  77,355,621     $  70,755,091
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              52

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                           FINANCIAL SERVICES--A               FINANCIAL SERVICES--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $     141,076     $     160,720     $      75,218     $     111,385

Expenses:
    Mortality and expense risk
       and administrative charges                           563,933           638,961           610,782           603,053
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (422,857)         (478,241)         (535,564)         (491,668)

Net realized gain (loss)                                  2,079,685         1,763,707         2,201,223         2,017,945
Unrealized appreciation (depreciation)
    during the period                                       969,128         1,988,504         1,201,467         1,283,729
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               2,625,956         3,273,970         2,867,126         2,810,006

Changes from principal transactions:
       Purchase payments                                    401,709           525,824         1,820,208         6,966,887
       Transfers between sub-accounts
           and the Company                                 (552,785)       (2,845,958)         (479,584)       (2,654,925)
       Withdrawals                                       (4,501,510)       (2,716,433)       (2,875,253)       (1,617,395)
       Annual contract fee                                 (110,928)         (126,573)         (147,389)         (132,267)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (4,763,514)       (5,163,140)       (1,682,018)        2,562,300
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (2,137,558)       (1,889,170)        1,185,108         5,372,306

Contract owners' equity at
    beginning of period                                  40,133,368        42,022,538        39,012,448        33,640,142
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  37,995,810     $  40,133,368     $  40,197,556     $  39,012,448
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              53

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                          QUANTITATIVE MID CAP--A             QUANTITATIVE MID CAP--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $           0     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                           204,468           171,769           194,970           146,152
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (204,468)         (171,769)         (194,970)         (146,152)

Net realized gain (loss)                                  1,866,367         1,186,956         1,446,324           789,979
Unrealized appreciation (depreciation)
    during the period                                      (165,976)          643,047            70,517           721,446
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               1,495,923         1,658,234         1,321,871         1,365,273

Changes from principal transactions:
       Purchase payments                                    179,993           131,162           942,248         1,758,549
       Transfers between sub-accounts
           and the Company                                2,296,348         3,163,534         1,910,474         1,503,973
       Withdrawals                                       (1,907,002)         (931,862)         (481,757)         (351,637)

       Annual contract fee                                  (31,836)          (28,349)          (42,749)          (31,950)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                      537,503         2,334,485         2,328,216         2,878,935
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                               2,033,426         3,992,719         3,650,087         4,244,208

Contract owners' equity at
    beginning of period                                  13,542,613         9,549,894        11,010,392         6,766,184
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  15,576,039     $  13,542,613     $  14,660,479     $  11,010,392
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              54

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                           STRATEGIC GROWTH--A (5)             STRATEGIC GROWTH--B (5)
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $     838,738     $           0     $     644,800     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                           217,715           760,708           176,320           543,063
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                                621,023          (760,708)          468,480          (543,063)

Net realized gain (loss)                                  3,017,806          (731,718)        3,416,518         1,308,329
Unrealized appreciation (depreciation)
    during the period                                    (6,392,331)        3,612,565        (5,925,301)          749,714
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              (2,753,502)        2,120,139        (2,040,303)        1,514,980

Changes from principal transactions:
       Purchase payments                                    159,575           745,134           427,498         3,794,061
       Transfers between sub-accounts
           and the Company                              (42,722,914)       (4,850,027)      (32,683,617)       (1,185,452)
       Withdrawals                                       (1,902,485)       (4,145,026)         (407,485)       (1,022,347)

       Annual contract fee                                  (41,543)         (127,537)          (31,841)         (112,193)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (44,507,367)       (8,377,456)      (32,695,445)        1,474,069
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             (47,260,869)       (6,257,317)      (34,735,748)        2,989,049

Contract owners' equity at
    beginning of period                                  47,260,869        53,518,186        34,735,748        31,746,699
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $           0     $  47,260,869     $           0     $  34,735,748
                                                      =============     =============     =============     =============

----------

(5) On April 29, 2005 Strategic Growth Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.


See accompanying notes.
                                                                              55

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                              ALL CAP VALUE--A                    ALL CAP VALUE--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------

Income:
   Dividends                                          $   2,763,250     $     202,000     $   2,240,798     $     127,064

Expenses:
    Mortality and expense risk
       and administrative charges                           943,527           938,569           928,645           805,062
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              1,819,723          (736,569)        1,312,153          (677,998)

Net realized gain (loss)                                  4,963,428         3,833,375         3,813,774         2,255,146
Unrealized appreciation (depreciation)
    during the period                                    (4,467,699)        5,030,035        (3,111,783)        5,397,988
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               2,315,452         8,126,841         2,014,144         6,975,136

Changes from principal transactions:
       Purchase payments                                    425,574           564,956         4,154,262        12,784,342
       Transfers between sub-accounts
           and the Company                               (2,103,864)       10,202,667        (5,163,166)        8,124,436
       Withdrawals                                       (7,126,787)       (5,672,831)       (3,699,346)       (1,583,587)
       Annual contract fee                                 (137,638)         (140,204)         (193,441)         (157,271)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (8,942,715)        4,954,588        (4,901,691)       19,167,920
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (6,627,263)       13,081,429        (2,887,547)       26,143,056

Contract owners' equity at
    beginning of period                                  67,923,997        54,842,568        60,281,019        34,137,963
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  61,296,734     $  67,923,997     $  57,393,472     $  60,281,019
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              56

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                             STRATEGIC VALUE--A                 STRATEGIC VALUE--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   3,013,267     $     121,703     $   2,326,469     $      68,178

Expenses:
    Mortality and expense risk
       and administrative charges                           461,146           512,301           397,740           363,236
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              2,552,121          (390,598)        1,928,729          (295,058)

Net realized gain (loss)                                  1,272,884         1,005,999         1,352,743         1,153,346
Unrealized appreciation (depreciation)
    during the period                                    (4,499,932)        4,311,151        (3,825,886)        2,516,046
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                (674,927)        4,926,552          (544,414)        3,374,334

Changes from principal transactions:
       Purchase payments                                    379,398           560,601         1,724,477         4,837,196
       Transfers between sub-accounts
           and the Company                               (4,725,516)         (493,169)       (1,979,824)          397,129
       Withdrawals                                       (3,244,422)       (2,861,233)       (1,764,907)         (760,147)

       Annual contract fee                                  (78,507)          (84,499)          (77,811)          (71,163)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (7,669,047)       (2,878,300)       (2,098,065)        4,403,015
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (8,343,974)        2,048,252        (2,642,479)        7,777,349

Contract owners' equity at
    beginning of period                                  34,828,290        32,780,038        25,436,771        17,659,422
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  26,484,316     $  34,828,290     $  22,794,292     $  25,436,771
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              57

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                                UTILITIES--A                         UTILITIES--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   2,730,883     $     278,224     $   2,357,407     $     211,206

Expenses:
    Mortality and expense risk
       and administrative charges                           684,187           455,147           696,435           413,799
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              2,046,696          (176,923)        1,660,972          (202,593)

Net realized gain (loss)                                  7,355,500         2,091,122         6,435,505         2,299,011
Unrealized appreciation (depreciation)
    during the period                                    (3,130,527)        6,028,961        (2,377,367)        4,746,435
                                                      -------------     -------------     -------------     -------------
Net increase (decrease) in
    contract owners' equity from operations               6,271,669         7,943,160         5,719,110         6,842,853

Changes from principal transactions:
       Purchase payments                                    348,821           406,817         5,401,281         3,857,459
       Transfers between sub-accounts
           and the Company                                7,402,379         8,643,040         6,838,375         5,956,440
       Withdrawals                                       (5,931,947)       (2,757,337)       (3,842,280)       (1,229,533)
       Annual contract fee                                 (109,944)          (80,021)         (133,715)          (85,998)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    1,709,309         6,212,499         8,263,661         8,498,368
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                               7,980,978        14,155,659        13,982,772        15,341,221

Contract owners' equity at
    beginning of period                                  40,098,735        25,943,076        34,697,150        19,355,929
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  48,079,713     $  40,098,735     $  48,679,921     $  34,697,150
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              58

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                               MID CAP VALUE--A                    MID CAP VALUE--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   9,046,501     $   1,005,199     $   8,037,662     $     718,861

Expenses:
    Mortality and expense risk
       and administrative charges                         3,507,326         3,071,940         3,589,699         2,880,021
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              5,539,175        (2,066,741)        4,447,963        (2,161,160)

Net realized gain (loss)                                 15,022,578         7,461,969        14,384,304         5,186,135
Unrealized appreciation (depreciation)
    during the period                                    (6,506,268)       37,094,518        (5,923,886)       34,103,063
                                                      -------------     -------------     -------------     -------------
Net increase (decrease) in
    contract owners' equity from operations              14,055,485        42,489,746        12,908,381        37,128,038

Changes from principal transactions:
       Purchase payments                                  1,776,086         2,452,268        14,881,127        35,829,240
       Transfers between sub-accounts
           and the Company                                 (273,336)       23,583,219       (13,292,467)       13,165,405
       Withdrawals                                      (24,999,476)      (14,997,043)      (14,035,367)       (5,162,170)
       Annual contract fee                                 (538,121)         (488,786)         (736,318)         (565,244)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (24,034,847)       10,549,658       (13,183,025)       43,267,231
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (9,979,362)       53,039,404          (274,644)       80,395,269

Contract owners' equity at
    beginning of period                                 238,392,438       185,353,034       219,967,602       139,572,333
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 228,413,076     $ 238,392,438     $ 219,692,958     $ 219,967,602
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              59

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                            FUNDAMENTAL VALUE--A                FUNDAMENTAL VALUE--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $     802,787     $     835,367     $     418,070     $     574,768

Expenses:
    Mortality and expense risk
       and administrative charges                         2,662,018         2,649,054         3,313,025         2,336,911
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             (1,859,231)       (1,813,687)       (2,894,955)       (1,762,143)

Net realized gain (loss)                                  8,560,056         4,217,110         4,967,735         3,014,294
Unrealized appreciation (depreciation)
    during the period                                     5,091,017        14,223,644        12,703,808        12,775,128
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              11,791,842        16,627,067        14,776,588        14,027,279

Changes from principal transactions:
       Purchase payments                                  1,301,479         2,217,280        62,487,243        43,304,980
       Transfers between sub-accounts
           and the Company                                1,949,744        15,030,554         1,915,166         8,947,635
       Withdrawals                                      (20,067,984)      (14,768,577)       (9,376,644)       (4,226,756)
       Annual contract fee                                 (410,887)         (412,560)         (540,709)         (438,201)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  (17,227,648)        2,066,697        54,485,056        47,587,658
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (5,435,806)       18,693,764        69,261,644        61,614,937

Contract owners' equity at
    beginning of period                                 181,040,982       162,347,218       176,400,187       114,785,250
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 175,605,176     $ 181,040,982     $ 245,661,831     $ 176,400,187
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              60

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                             EMERGING GROWTH--B                 NATURAL RESOURCES--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $     108,092     $   2,866,622     $     931,602

Expenses:
    Mortality and expense risk
       and administrative charges                           107,776            96,933         2,328,234           917,231
                                                      -------------     -------------     -------------     -------------


Net investment income (loss)                               (107,776)           11,159           538,388            14,371

Net realized gain (loss)                                    329,603          (217,849)       21,332,403         3,997,883
Unrealized appreciation (depreciation)
    during the period                                       111,569           485,408        28,947,564         8,831,407
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 333,396           278,718        50,818,355        12,843,661

Changes from principal transactions:
       Purchase payments                                    767,661         1,702,149        10,045,881         9,736,579
       Transfers between sub-accounts
           and the Company                                 (207,342)        2,764,967        57,805,234        37,230,969
       Withdrawals                                         (410,362)         (455,232)      (10,414,251)       (2,490,358)
       Annual contract fee                                  (17,553)          (11,891)         (423,217)         (149,425)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                      132,404         3,999,993        57,013,647        44,327,765
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                                 465,800         4,278,711       107,832,002        57,171,426

Contract owners' equity at
    beginning of period                                   8,036,550         3,757,839        84,137,965        26,966,539
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $   8,502,350     $   8,036,550     $ 191,969,967     $  84,137,965
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              61

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                              MID CAP CORE--B                 QUANTITATIVE ALL CAP--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   3,382,596     $     213,536     $     245,352     $      34,331

Expenses:
    Mortality and expense risk
       and administrative charges                           581,930           450,362            39,794            17,767
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              2,800,666          (236,826)          205,558            16,564

Net realized gain (loss)                                  1,131,068           917,421           121,729            30,012
Unrealized appreciation (depreciation)
    during the period                                    (2,370,392)        2,564,407          (145,870)          141,211
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               1,561,342         3,245,002           181,417           187,787

Changes from principal transactions:
       Purchase payments                                  2,322,247         6,264,382           309,993           203,303
       Transfers between sub-accounts
           and the Company                               (1,491,425)       12,442,036           574,199         1,225,039
       Withdrawals                                       (2,830,128)       (1,757,434)         (200,751)          (47,227)

       Annual contract fee                                 (110,580)          (72,813)           (5,241)           (2,186)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (2,109,886)       16,876,171           678,200         1,378,929
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                                (548,544)       20,121,173           859,617         1,566,716

Contract owners' equity at
    beginning of period                                  36,390,057        16,268,884         2,151,762           585,046
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  35,841,513     $  36,390,057     $   3,011,379     $   2,151,762
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              62

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      -------------------------------------------------------------
                                                                                                     SMALL CAP
                                                                                                   OPPORTUNITIES--A
                                                                LARGE CAP VALUE--B                       (6)
                                                      -------------------------------------------------------------
                                                                                                     YEAR ENDED
                                                              YEAR ENDED DECEMBER 31                 DECEMBER 31
                                                            2005                  2004                  2005
                                                      -----------------     -----------------     -----------------
Income:
   Dividends                                          $               0     $         323,725     $               0

Expenses:
    Mortality and expense risk
       and administrative charges                               994,352               288,709             1,049,786
                                                      -----------------     -----------------     -----------------

Net investment income (loss)                                   (994,352)               35,016            (1,049,786)

Net realized gain (loss)                                      4,362,705               851,713            15,831,456
Unrealized appreciation (depreciation)
    during the period                                         4,564,743             2,978,312            13,918,658
                                                      -----------------     -----------------     -----------------

Net increase (decrease) in
    contract owners' equity from operations                   7,933,096             3,865,041            28,700,328

Changes from principal transactions:
       Purchase payments                                      5,051,817             3,781,904               500,446
       Transfers between sub-accounts
           and the Company                                   41,814,068            22,897,037            82,274,607
       Withdrawals                                           (5,241,424)             (901,925)           (7,490,025)
       Annual contract fee                                     (152,533)              (42,261)             (151,341)
                                                      -----------------     -----------------     -----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                       41,471,928            25,734,755            75,133,687
                                                      -----------------     -----------------     -----------------

Total increase (decrease) in
    contract owners' equity                                  49,405,024            29,599,796           103,834,015

Contract owners' equity at
    beginning of period                                      35,227,543             5,627,747                     0
                                                      -----------------     -----------------     -----------------

Contract owners' equity at
    end of period                                     $      84,632,567     $      35,227,543     $     103,834,015
                                                      =================     =================     =================

----------

(6) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.


See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)



                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                        SMALL CAP OPPORTUNITIES--B               SPECIAL VALUE--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $     601,986     $     198,681     $      98,239     $      44,733

Expenses:
    Mortality and expense risk
       and administrative charges                           998,565           254,440           234,002            66,489
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (396,579)          (55,759)         (135,763)          (21,756)

Net realized gain (loss)                                (10,549,201)        1,530,447         1,675,196           248,341
Unrealized appreciation (depreciation)
    during the period                                     6,138,750         2,707,759          (261,921)          548,742
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              (4,807,030)        4,182,447         1,277,512           775,327

Changes from principal transactions:
       Purchase payments                                  3,135,244         3,660,766           797,343         1,242,867
       Transfers between sub-accounts
           and the Company                               49,440,423         9,786,429           (26,424)        3,341,832
       Withdrawals                                       (4,439,503)       (1,429,853)       (1,719,796)         (209,693)
       Annual contract fee                                 (215,712)          (39,657)          (31,361)           (8,586)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   47,920,452        11,977,685          (980,238)        4,366,420
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              43,113,422        16,160,132           297,274         5,141,747

Contract owners' equity at
    beginning of period                                  31,064,407        14,904,275         7,047,216         1,905,469
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  74,177,829     $  31,064,407     $   7,344,491     $   7,047,216
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              64

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                            REAL RETURN BOND--B            GREAT COMPANIES AMERICA--B (7)
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   6,250,725     $   1,786,517     $      26,137     $         128

Expenses:
    Mortality and expense risk
       and administrative charges                         2,138,506         1,686,038             1,405             8,268
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              4,112,219           100,479            24,732            (8,140)

Net realized gain (loss)                                  1,376,042         2,487,002           (26,508)           12,376
Unrealized appreciation (depreciation)
    during the period                                    (6,088,121)        4,607,981            (7,288)          (21,453)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                (599,860)        7,195,462            (9,064)          (17,217)

Changes from principal transactions:

       Purchase payments                                  9,271,354        29,574,986                 0           228,714
       Transfers between sub-accounts
           and the Company                                5,534,843        32,178,848          (278,650)         (465,909)
       Withdrawals                                      (10,930,657)       (6,898,604)           (3,923)           (5,742)
       Annual contract fee                                 (290,567)         (209,608)             (611)           (1,153)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    3,584,973        54,645,622          (283,184)         (244,090)
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                               2,985,113        61,841,084          (292,248)         (261,307)

Contract owners' equity at
    beginning of period                                 125,798,788        63,957,704           292,248           553,555
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 128,783,901     $ 125,798,788     $           0     $     292,248
                                                      =============     =============     =============     =============


----------

(7) On April 29, 2005 Great Companies America-Class B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                         AMERICAN INTERNATIONAL--B               AMERICAN GROWTH--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $  29,498,076     $   2,552,908     $     978,171     $     125,723

Expenses:
    Mortality and expense risk
       and administrative charges                         6,470,100         2,511,764        12,954,894         7,192,510
                                                      -------------     -------------     -------------     -------------


Net investment income (loss)                             23,027,976            41,144       (11,976,723)       (7,066,787)

Net realized gain (loss)                                  8,450,641         2,749,547        11,141,782         4,338,195
Unrealized appreciation (depreciation)
    during the period                                    51,603,252        29,268,555       115,549,281        55,737,678
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations              83,081,869        32,059,246       114,714,340        53,009,086

Changes from principal transactions:
       Purchase payments                                171,494,495       133,441,632       242,794,047       249,550,503
       Transfers between sub-accounts
           and the Company                               46,787,299        63,751,020        54,573,018       119,023,264
       Withdrawals                                      (20,044,110)       (5,943,755)      (43,650,217)      (19,297,635)
       Annual contract fee                                 (562,280)         (271,571)       (1,511,420)         (941,049)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  197,675,404       190,977,326       252,205,428       348,335,083
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             280,757,273       223,036,572       366,919,768       401,344,169

Contract owners' equity at
    beginning of period                                 284,895,624        61,859,052       657,632,492       256,288,323
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 565,652,897     $ 284,895,624     $1,024,552,260    $ 657,632,492
                                                      =============     =============     =============     =============

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)



                                                                                SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                         AMERICAN BLUE-CHIP INCOME
                                                                & GROWTH--B                    AMERICAN GROWTH-INCOME--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $  17,717,589     $           0     $   3,088,545     $   1,336,752

Expenses:
    Mortality and expense risk
       and administrative charges                         2,575,474         2,078,694        10,123,436         5,338,639
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             15,142,115        (2,078,694)       (7,034,891)       (4,001,887)

Net realized gain (loss)                                  3,221,852         2,220,728         4,724,702         3,111,062
Unrealized appreciation (depreciation)
    during the period                                   (10,572,258)       10,250,901        29,466,971        34,160,174
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               7,791,709        10,392,935        27,156,782        33,269,349

Changes from principal transactions:
       Purchase payments                                 11,388,134        38,257,278       243,903,820       224,982,869
       Transfers between sub-accounts
           and the Company                               (4,160,357)       36,164,455        27,129,896       103,175,774
       Withdrawals                                      (11,032,265)       (5,814,192)      (35,313,592)      (15,068,181)
       Annual contract fee                                 (446,342)         (310,289)         (928,739)         (643,920)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (4,250,830)       68,297,252       234,791,385       312,446,542
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                               3,540,879        78,690,187       261,948,167       345,715,891

Contract owners' equity at
    beginning of period                                 162,746,851        84,056,664       518,556,403       172,840,512
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 166,287,730     $ 162,746,851     $ 780,504,570     $ 518,556,403
                                                      =============     =============     =============     =============

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                               SUB-ACCOUNT
                                                      -------------------------------------------------------------
                                                      AMERICAN BOND-B (8)    AMERICAN CENTURY -- SMALL COMPANY (9)
                                                      -------------------------------------------------------------
                                                         YEAR ENDED
                                                        DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                            2005                   2005                  2004
                                                      -----------------     -----------------     -----------------
Income:
   Dividends                                          $               0     $         678,204     $               0

Expenses:
    Mortality and expense risk
       and administrative charges                               395,024               383,827                18,517
                                                      -----------------     -----------------     -----------------

Net investment income (loss)                                   (395,024)              294,377               (18,517)

Net realized gain (loss)                                        (14,832)              544,686                94,367
Unrealized appreciation (depreciation)
    during the period                                           444,671               471,165               444,391
                                                      -----------------     -----------------     -----------------
Net increase (decrease) in
    contract owners' equity from operations                      34,815             1,310,228               520,241

Changes from principal transactions:
       Purchase payments                                    101,721,608             1,599,818             1,265,801
       Transfers between sub-accounts
           and the Company                                   24,027,007            18,821,127             5,039,644
       Withdrawals                                             (449,992)           (2,612,100)              (35,661)
       Annual contract fee                                       (5,934)              (47,150)               (2,108)
                                                      -----------------     -----------------     -----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                      125,292,689            17,761,695             6,267,676
                                                      -----------------     -----------------     -----------------

Total increase (decrease) in
    contract owners' equity                                 125,327,504            19,071,923             6,787,917

Contract owners' equity at
    beginning of period                                               0             6,787,917                     0
                                                      -----------------     -----------------     -----------------

Contract owners' equity at
    end of period                                     $     125,327,504     $      25,859,840     $       6,787,917
                                                      =================     =================     =================

----------

(8) Commencement of Operations, August 1, 2005, through a vote of the Board of Directors.

(9) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.


See accompanying notes.
                                                                              68

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                   SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                      PIMCO VIT ALL ASSET PORTFOLIO (9)            CORE EQUITY (9)
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   1,956,376     $     430,485     $           0     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                           626,616            75,683           643,417           131,976
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              1,329,760           354,802          (643,417)         (131,976)

Net realized gain (loss)                                    501,908           682,492         1,025,130           171,903
Unrealized appreciation (depreciation)
    during the period                                        66,129           271,174         2,354,105         2,982,548
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               1,897,797         1,308,468         2,735,818         3,022,475

Changes from principal transactions:
       Purchase payments                                  3,901,182           844,922        18,928,960        15,628,797
       Transfers between sub-accounts
           and the Company                               37,384,203        14,024,536         4,201,952         9,140,082
       Withdrawals                                       (4,164,429)         (213,837)       (1,367,321)         (463,958)
       Annual contract fee                                  (99,893)          (13,007)          (36,115)           (6,966)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   37,021,063        14,642,614        21,727,476        24,297,955
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              38,918,860        15,951,082        24,463,294        27,320,430

Contract owners' equity at
    beginning of period                                  15,951,082                 0        27,320,430                 0
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  54,869,942     $  15,951,082     $  51,783,724     $  27,320,430
                                                      =============     =============     =============     =============


----------

(9) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                              CLASSIC VALUE (9)                QUANTITATIVE VALUE (9)
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $     746,850     $      36,270     $      52,299     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                           183,444            36,534            25,135             2,345
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                                563,406              (264)           27,164            (2,345)

Net realized gain (loss)                                    585,336            25,272            38,341            35,701
Unrealized appreciation (depreciation)
    during the period                                      (122,681)          547,038            79,259            43,775
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               1,026,061           572,046           144,764            77,131

Changes from principal transactions:
       Purchase payments                                  3,530,569         2,770,577           395,528           114,735
       Transfers between sub-accounts
           and the Company                                3,637,313         4,276,918         2,010,659           320,188
       Withdrawals                                         (612,798)          (53,812)          (50,681)           (8,563)
       Annual contract fee                                  (15,124)           (2,857)           (3,761)             (201)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    6,539,960         6,990,826         2,351,745           426,159
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                               7,566,021         7,562,872         2,496,509           503,290

Contract owners' equity at
    beginning of period                                   7,562,872                 0           503,290                 0
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  15,128,893     $   7,562,872     $   2,999,799     $     503,290
                                                      =============     =============     =============     =============

----------

(9) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

See accompanying notes.
                                                                              70

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                              SUB-ACCOUNT
                                                      -----------------------------------------------------------
                                                      US GLOBAL LEADERS
                                                        GROWTH--A (6)            US GLOBAL LEADERS GROWTH--B (9)
                                                      -------------------------------------------------------------
                                                         YEAR ENDED
                                                         DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                            2005                  2005                  2004
                                                      -----------------     -----------------     -----------------
Income:
   Dividends                                          $         703,959     $         545,098     $          12,977

Expenses:
    Mortality and expense risk
       and administrative charges                               413,985               406,486                14,349
                                                      -----------------     -----------------     -----------------

Net investment income (loss)                                    289,974               138,612                (1,372)

Net realized gain (loss)                                      1,047,959               (15,405)                1,131
Unrealized appreciation (depreciation)
    during the period                                         2,359,489             1,928,415               165,399
                                                      -----------------     -----------------     -----------------

Net increase (decrease) in
    contract owners' equity from operations                   3,697,422             2,051,622               165,158

Changes from principal transactions:
       Purchase payments                                        251,352             2,989,897             2,378,939
       Transfers between sub-accounts
           and the Company                                   38,562,826            25,633,677               944,315
       Withdrawals                                           (4,517,295)           (2,000,761)              (61,481)
       Annual contract fee                                      (65,477)              (79,754)                 (756)
                                                      -----------------     -----------------     -----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                       34,231,406            26,543,059             3,261,017
                                                      -----------------     -----------------     -----------------

Total increase (decrease) in
    contract owners' equity                                  37,928,828            28,594,681             3,426,175

Contract owners' equity at
    beginning of period                                               0             3,426,175                     0
                                                      -----------------     -----------------     -----------------

Contract owners' equity at
    end of period                                     $      37,928,828     $      32,020,856     $       3,426,175
                                                      =================     =================     =================


----------

(6) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

(9) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

See accompanying notes.
                                                                              71

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                   SUB-ACCOUNT
                                                      -------------------------------------
                                                        JOHN HANCOCK STRATEGIC INCOME (9)
                                                      -------------------------------------
                                                              YEAR ENDED DECEMBER 31
                                                            2005                 2004
                                                      ----------------     ----------------
Income:
   Dividends                                          $        556,263     $         99,905

Expenses:
    Mortality and expense risk
       and administrative charges                              187,748               28,888
                                                      ----------------     ----------------

Net investment income (loss)                                   368,515               71,017

Net realized gain (loss)                                       143,190               47,392
Unrealized appreciation (depreciation)
    during the period                                         (417,308)             130,294
                                                      ----------------     ----------------

Net increase (decrease) in
    contract owners' equity from operations                     94,397              248,703

Changes from principal transactions:
       Purchase payments                                     4,422,845            4,035,402
       Transfers between sub-accounts
           and the Company                                   4,132,467            2,687,727
       Withdrawals                                            (761,715)             (36,048)
       Annual contract fee                                     (12,411)              (1,636)
                                                      ----------------     ----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                       7,781,186            6,685,445
                                                      ----------------     ----------------

Total increase (decrease) in
    contract owners' equity                                  7,875,583            6,934,148

Contract owners' equity at
    beginning of period                                      6,934,148                    0
                                                      ----------------     ----------------

Contract owners' equity at
    end of period                                     $     14,809,731     $      6,934,148
                                                      ================     ================

----------

(9) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                        JOHN HANCOCK INTERNATIONAL           JOHN HANCOCK INTERNATIONAL
                                                         EQUITY INDEX--A (9), (10)            EQUITY INDEX--B (9), (10)
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   2,365,850     $      85,506     $   2,422,087     $      79,240

Expenses:
    Mortality and expense risk
       and administrative charges                           380,033           167,160           440,322           183,669
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              1,985,817           (81,654)        1,981,765          (104,429)

Net realized gain (loss)                                    879,981           474,502         1,004,201           288,986
Unrealized appreciation (depreciation)
    during the period                                       812,492         3,077,799           986,291         3,075,588
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               3,678,290         3,470,647         3,972,257         3,260,145

Changes from principal transactions:

       Purchase payments                                    286,515            54,970         2,534,757         1,083,237
       Transfers between sub-accounts
           and the Company                                4,014,014        20,474,102         3,583,406        19,360,296
       Withdrawals                                       (2,939,427)         (779,850)       (2,296,593)         (415,448)
       Annual contract fee                                  (62,801)          (22,733)         (101,230)          (43,169)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    1,298,301        19,726,489         3,720,340        19,984,916
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                               4,976,591        23,197,136         7,692,597        23,245,061

Contract owners' equity at
    beginning of period                                  23,197,136                 0        23,245,061                 0
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  28,173,727     $  23,197,136     $  30,937,658     $  23,245,061
                                                      =============     =============     =============     =============

----------

(9) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

(10) On April 29, 2005, the John Hancock VST International Equity Index sub-account was renamed John Hancock International Equity Index through a vote of the Board of Directors.

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                                                                            INDEPENDENCE
                                                           ACTIVE           ACTIVE        CGTC OVERSEAS    INVESTMENT LLC
                                                         BOND--A (6)     BOND--B (6)      EQUITY--B (6)    SMALL CAP--B (6)
                                                      -------------------------------------------------------------------
                                                        YEAR ENDED       YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                        DECEMBER 31     DECEMBER 31        DECEMBER 31       DECEMBER 31
                                                           2005             2005              2005              2005
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $     344,741     $   1,101,416     $      34,411     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                         1,475,077         5,046,195            14,607             2,439
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                             (1,130,336)       (3,944,779)           19,804            (2,439)

Net realized gain (loss)                                    191,254          (464,018)           54,263             4,899
Unrealized appreciation (depreciation)
    during the period                                     1,822,950         5,041,363           274,479            11,172
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 883,868           632,566           348,546            13,632

Changes from principal transactions:
       Purchase payments                                    681,009        96,308,816           358,206           154,258
       Transfers between sub-accounts
           and the Company                              151,900,056       409,703,753         3,695,199           453,842
       Withdrawals                                      (13,930,699)      (10,892,285)          (37,520)           (8,706)
       Annual contract fee                                 (125,313)         (121,213)           (1,776)             (144)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  138,525,053       494,999,071         4,014,109           599,250
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                             139,408,921       495,631,637         4,362,655           612,882

Contract owners' equity at
    beginning of period                                           0                 0                 0                 0
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $ 139,408,921     $ 495,631,637     $   4,362,655     $     612,882
                                                      =============     =============     =============     =============

----------

(6) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                          MARISCO
                                                       INTERNATIONAL       T ROWE
                                                        OPPORTUNI-        PRICE MID         UBS LARGE          US HIGH
                                                        TIES--B (6)      VALUE--B (6)       CAP--B (6)       YIELD--B (6)
                                                      -------------------------------------------------------------------
                                                        YEAR ENDED        YEAR ENDED       YEAR ENDED         YEAR ENDED
                                                       DECEMBER 31       DECEMBER 31       DECEMBER 31       DECEMBER 31
                                                          2005               2005              2005              2005
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $      30,346     $           0     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                            32,405            18,319             3,581             5,905
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                                (32,405)           12,027            (3,581)           (5,905)

Net realized gain (loss)                                     83,104             9,958             4,019             1,524
Unrealized appreciation (depreciation)
    during the period                                       942,627           125,838            26,884            20,576
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 993,326           147,823            27,322            16,195

Changes from principal transactions:
       Purchase payments                                    835,318           906,864           343,870            92,311
       Transfers between sub-accounts
           and the Company                               10,826,925         3,678,125           466,781         1,168,428
       Withdrawals                                         (153,627)          (68,698)           (2,177)           (5,609)
       Annual contract fee                                   (6,707)           (2,112)             (520)             (480)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   11,501,909         4,514,179           807,954         1,254,650
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              12,495,235         4,662,002           835,276         1,270,845

Contract owners' equity at
    beginning of period                                           0                 0                 0                 0
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  12,495,235     $   4,662,002     $     835,276     $   1,270,845
                                                      =============     =============     =============     =============

----------

(6) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)



                                                                             SUB-ACCOUNT
                                                       ----------------------------------------------------------
                                                       WELLINGTON SMALL     WELLINGTON SMALL      WELLS CAPITAL
                                                       CAP GROWTH--B (6)    CAP VALUE--B (6)     CORE BOND--B (6)
                                                       -----------------    ----------------     ----------------
                                                          YEAR ENDED            YEAR ENDED           YEAR ENDED
                                                          DECEMBER 31          DECEMBER 31          DECEMBER 31
                                                             2005                 2005                 2005
                                                       -----------------    ----------------     ----------------
Income:
   Dividends                                           $        139,650     $        322,206     $              0

Expenses:
    Mortality and expense risk
       and administrative charges                                65,570              198,841                3,557
                                                       ----------------     ----------------     ----------------

Net investment income (loss)                                     74,080              123,365               (3,557)

Net realized gain (loss)                                        117,529              150,997                 (333)
Unrealized appreciation (depreciation)
    during the period                                           894,839             (307,919)               2,121
                                                       ----------------     ----------------     ----------------

Net increase (decrease) in
    contract owners' equity from operations                   1,086,448              (33,557)              (1,769)

Changes from principal transactions:
       Purchase payments                                      1,023,878            1,276,237              157,487
       Transfers between sub-accounts
           and the Company                                   16,762,440           33,194,754              608,723
       Withdrawals                                             (383,227)          (1,125,321)             (65,542)
       Annual contract fee                                       (9,908)             (25,870)                (382)
                                                       ----------------     ----------------     ----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                       17,393,185           33,319,800              700,286
                                                       ----------------     ----------------     ----------------

Total increase (decrease) in
    contract owners' equity                                  18,479,631           33,286,243              698,517

Contract owners' equity at
    beginning of period                                               0                    0                    0

Contract owners' equity at
    end of period                                      $     18,479,631     $     33,286,243     $        698,517
                                                       ================     ================     ================

----------

(6) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                               SCUDDER 21ST
                                                           CENTURY GROWTH--B (11)          SCUDDER CAPITAL GROWTH--B
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                          2005              2004             2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $     112,276     $      28,113

Expenses:
    Mortality and expense risk
       and administrative charges                            33,464           107,310           671,146           253,766
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                                (33,464)         (107,310)         (558,870)         (225,653)

Net realized gain (loss)                                    180,451           509,866           960,326           345,730
Unrealized appreciation (depreciation)
    during the period                                      (738,221)          127,108         4,303,105           829,980
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                (591,234)          529,664         4,704,561           950,057

Changes from principal transactions:
       Purchase payments                                    152,498         2,505,065         1,623,564         4,885,352
       Transfers between sub-accounts
           and the Company                               (6,188,644)       (1,463,638)       32,897,065            45,286

       Withdrawals                                          (32,416)         (205,081)       (1,612,529)         (380,396)

       Annual contract fee                                  (15,750)          (28,464)         (150,646)          (64,506)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (6,084,312)          807,882        32,757,454         4,485,736
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (6,675,546)        1,337,546        37,462,015         5,435,793

Contract owners' equity at
    beginning of period                                   6,675,546         5,338,000        18,533,852        13,098,059
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $           0     $   6,675,546     $  55,995,867     $  18,533,852
                                                      =============     =============     =============     =============


----------

(11) On April 29, 2005 Scudder 21st Century Growth sub-account ceased operations through a vote of the Board of Directors.


See accompanying notes.

                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                         SCUDDER GLOBAL DISCOVERY--B        SCUDDER GROWTH & INCOME--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                           2005             2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $      58,756     $           0     $     166,753     $      62,924

Expenses:
    Mortality and expense risk
       and administrative charges                           250,853           167,550           366,761           210,844
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (192,097)         (167,550)         (200,008)         (147,920)

Net realized gain (loss)                                    807,291           507,883           476,618           612,056
Unrealized appreciation (depreciation)
    during the period                                     1,907,019         2,009,161         1,235,719           732,776
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               2,522,213         2,349,494         1,512,329         1,196,912

Changes from principal transactions:
       Purchase payments                                    663,603         4,977,590         1,018,408         7,270,081
       Transfers between sub-accounts
           and the Company                                2,126,522           360,472         9,479,501           (98,397)
       Withdrawals                                         (459,891)         (221,275)         (927,404)         (537,434)
       Annual contract fee                                  (62,386)          (32,897)          (80,743)          (42,433)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    2,267,848         5,083,890         9,489,762         6,591,817
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                               4,790,061         7,433,384        11,002,091         7,788,729

Contract owners' equity at
    beginning of period                                  13,920,331         6,486,947        16,632,572         8,843,843
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  18,710,392     $  13,920,331     $  27,634,663     $  16,632,572
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              78

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                   SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                         SCUDDER HEALTH SCIENCES--B           SCUDDER INTERNATIONAL--B
                                                      -------------------------------     -------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $     358,499     $     174,736

Expenses:
    Mortality and expense risk
       and administrative charges                           219,514           193,970           447,841           318,711
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (219,514)         (193,970)          (89,342)         (143,975)

Net realized gain (loss)                                    709,323           368,896         1,471,539           615,119
Unrealized appreciation (depreciation)
    during the period                                       384,166           710,178         2,369,544         2,810,889
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 873,975           885,104         3,751,741         3,282,033

Changes from principal transactions:
       Purchase payments                                    707,084         4,075,937         1,142,536        12,104,886
       Transfers between sub-accounts
           and the Company                               (1,068,078)          795,838          (738,689)          390,623
       Withdrawals                                         (623,901)         (485,947)         (884,300)         (533,058)
       Annual contract fee                                  (64,770)          (46,494)          (90,688)          (54,893)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (1,049,665)        4,339,334          (571,141)       11,907,558
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                                (175,690)        5,224,438         3,180,600        15,189,591

Contract owners' equity at
    beginning of period                                  14,542,149         9,317,711        26,512,699        11,323,108
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  14,366,459     $  14,542,149     $  29,693,299     $  26,512,699
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              79

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                   SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                      SCUDDER MID CAP GROWTH--B (12)           SCUDDER BLUE CHIP--B
                                                      -------------------------------     -------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $     150,954     $      45,814

Expenses:
    Mortality and expense risk
       and administrative charges                            62,056            56,584           415,470           323,282
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                                (62,056)          (56,584)         (264,516)         (277,468)

Net realized gain (loss)                                    193,430            66,318           909,108           432,663
Unrealized appreciation (depreciation)
    during the period                                       350,092            66,385         1,429,371         2,697,457
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 481,466            76,119         2,073,963         2,852,652

Changes from principal transactions:
       Purchase payments                                    180,332         1,153,148         1,033,138         8,298,381
       Transfers between sub-accounts
           and the Company                                 (410,711)           78,447           406,900         1,738,122
       Withdrawals                                         (103,203)         (101,818)       (1,262,348)         (921,458)
       Annual contract fee                                  (17,709)          (13,039)         (105,713)          (71,079)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     (351,291)        1,116,738            71,977         9,043,966
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                                 130,175         1,192,857         2,145,940        11,896,618

Contract owners' equity at
    beginning of period                                   3,992,682         2,799,825        25,841,316        13,944,698
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $   4,122,857     $   3,992,682     $  27,987,256     $  25,841,316
                                                      =============     =============     =============     =============

----------

(12) On October 28, 2005, Scudder Aggressive Growth Class B was renamed Scudder Mid Cap Growth Class B through a vote of the Board of Directors.

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                         SCUDDER CONTARIAN VALUE--B         SCUDDER GLOBAL BLUE CHIP--B
                                                      -------------------------------     -------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005               2004             2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $     406,498     $     232,257     $           0     $      44,075

Expenses:
    Mortality and expense risk
       and administrative charges                           455,641           385,425           141,961           103,869
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                                (49,143)         (153,168)         (141,961)          (59,794)

Net realized gain (loss)                                    885,931           777,571           367,369           120,964
Unrealized appreciation (depreciation)
    during the period                                      (852,064)        1,473,172         1,570,266           816,533
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 (15,276)        2,097,575         1,795,674           877,703

Changes from principal transactions:
       Purchase payments                                  1,181,724        12,368,223           636,406         1,860,472
       Transfers between sub-accounts
           and the Company                                 (136,105)          344,313         1,012,132           332,234
       Withdrawals                                       (1,204,192)         (571,449)         (192,306)         (180,335)
       Annual contract fee                                 (114,732)          (77,208)          (37,398)          (24,001)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     (273,305)       12,063,879         1,418,834         1,988,370
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                                (288,581)       14,161,454         3,214,508         2,866,073

Contract owners' equity at
    beginning of period                                  28,675,491        14,514,037         7,907,748         5,041,675
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  28,386,910     $  28,675,491     $  11,122,256     $   7,907,748
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              81

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                              SCUDDER GOVERNMENT
                                                                SECURITIES--B                 SCUDDER GROWTH--B (13)
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                           2005              2004             2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   1,705,035     $   1,177,696     $      51,847     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                           616,851           616,347            61,992           151,202
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              1,088,184           561,349           (10,145)         (151,202)

Net realized gain (loss)                                   (120,041)         (117,323)          511,709           139,229
Unrealized appreciation (depreciation)
    during the period                                      (739,798)          168,510          (954,946)          391,912
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 228,345           612,536          (453,382)          379,939

Changes from principal transactions:
       Purchase payments                                  1,061,448         7,004,837           480,723         5,568,543
       Transfers between sub-accounts
           and the Company                               (1,920,463)          262,369       (11,799,204)          400,364
       Withdrawals                                       (2,077,841)       (1,612,983)         (146,191)         (247,311)
       Annual contract fee                                 (136,043)         (126,552)          (18,036)          (27,828)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (3,072,899)        5,527,671       (11,482,708)        5,693,768
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (2,844,554)        6,140,207       (11,936,090)        6,073,707

Contract owners' equity at
    beginning of period                                  40,458,550        34,318,343        11,936,090         5,862,383
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  37,613,996     $  40,458,550     $           0     $  11,936,090
                                                      =============     =============     =============     =============

----------

(13) On April 29, 2005 Scudder Growth sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                                                              SCUDDER INTERNATIONAL
                                                           SCUDDER HIGH INCOME--B               SELECT EQUITY--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                           2005             2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   3,801,783     $   2,476,818     $     700,859     $     129,318

Expenses:
    Mortality and expense risk
       and administrative charges                           646,723           604,544           475,411           359,075
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              3,155,060         1,872,274           225,448          (229,757)

Net realized gain (loss)                                  1,050,458           649,461         1,615,660           644,246
Unrealized appreciation (depreciation)
    during the period                                    (3,473,156)        1,361,997         1,775,995         3,439,982
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 732,362         3,883,732         3,617,103         3,854,471

Changes from principal transactions:
       Purchase payments                                  1,822,035        10,489,592         1,829,103         9,521,715
       Transfers between sub-accounts
           and the Company                               (4,413,452)       (1,327,682)         (646,051)          998,244
       Withdrawals                                       (1,991,627)       (1,136,036)         (882,428)         (338,309)
       Annual contract fee                                 (165,467)         (130,163)         (124,903)          (76,485)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (4,748,511)        7,895,711           175,721        10,105,165
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (4,016,149)       11,779,443         3,792,824        13,959,636

Contract owners' equity at
    beginning of period                                  43,290,320        31,510,877        28,733,996        14,774,360
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  39,274,171     $  43,290,320     $  32,526,820     $  28,733,996
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              83

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------

                                                         SCUDDER FIXED INCOME--B             SCUDDER MONEY MARKET--B
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005              2004              2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   2,609,094     $   2,363,345     $     781,372     $     202,540

Expenses:
    Mortality and expense risk
       and administrative charges                         1,054,575           912,842           504,570           653,492
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              1,554,519         1,450,503           276,802          (450,952)

Net realized gain (loss)                                    (95,821)              928            78,053             2,994
Unrealized appreciation (depreciation)
    during the period                                    (1,355,714)           60,728                --                 0
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 102,984         1,512,159           354,855          (447,958)

Changes from principal transactions:
       Purchase payments                                  2,278,428        29,920,612        11,214,070        22,094,070
       Transfers between sub-accounts
           and the Company                                 (883,836)       (1,820,502)        3,179,800       (27,242,627)
       Withdrawals                                       (3,118,105)       (1,555,335)       (9,857,435)      (10,634,315)
       Annual contract fee                                 (215,175)         (177,258)          (92,670)          (87,502)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (1,938,688)       26,367,517         4,443,765       (15,870,374)
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (1,835,704)       27,879,676         4,798,620       (16,318,332)

Contract owners' equity at
    beginning of period                                  67,586,089        39,706,413        30,041,701        46,360,033
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  65,750,385     $  67,586,089     $  34,840,321     $  30,041,701
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              84

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                         SCUDDER SMALL CAP GROWTH--B        SCUDDER TECHNOLOGY GROWTH--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $      13,194     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                           405,787           282,315           167,791           169,703
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (405,787)         (282,315)         (154,597)         (169,703)

Net realized gain (loss)                                    886,456           335,479           468,046           375,366
Unrealized appreciation (depreciation)
    during the period                                     1,462,650         1,548,456          (204,717)         (171,173)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               1,943,319         1,601,620           108,732            34,490

Changes from principal transactions:
       Purchase payments                                  1,051,724         6,603,068           520,318         3,180,062
       Transfers between sub-accounts
           and the Company                                4,746,175           677,029        (1,202,818)          557,255
       Withdrawals                                         (684,152)         (463,704)         (397,711)         (415,470)
       Annual contract fee                                 (103,238)          (64,516)          (48,940)          (39,788)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    5,010,509         6,751,877        (1,129,151)        3,282,059
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                               6,953,828         8,353,497        (1,020,419)        3,316,549

Contract owners' equity at
    beginning of period                                  21,382,124        13,028,627        12,053,602         8,737,053
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  28,335,952     $  21,382,124     $  11,033,183     $  12,053,602
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              85

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                                                                    SCUDDER DAVIS
                                                          SCUDDER TOTAL RETURN--B                 VENTURE VALUE--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $     470,335     $     237,492     $     169,944     $      12,855

Expenses:
    Mortality and expense risk
       and administrative charges                           349,198           323,624           724,767           573,506
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                                121,137           (86,132)         (554,823)         (560,651)

Net realized gain (loss)                                    517,241           186,489         1,433,714           565,954
Unrealized appreciation (depreciation)
    during the period                                      (144,203)          891,808         2,464,189         3,550,880
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 494,175           992,165         3,343,080         3,556,183

Changes from principal transactions:
       Purchase payments                                    882,753         4,398,561         1,685,698        15,049,311
       Transfers between sub-accounts
           and the Company                               (1,100,639)          801,878           217,642         2,227,294
       Withdrawals                                       (1,512,944)         (511,976)       (1,531,710)         (756,743)
       Annual contract fee                                  (99,648)          (81,518)         (180,637)         (122,467)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (1,830,478)        4,606,945           190,993        16,397,395
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (1,336,303)        5,599,110         3,534,073        19,953,578

Contract owners' equity at
    beginning of period                                  23,218,323        17,619,213        44,601,666        24,648,088
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  21,882,020     $  23,218,323     $  48,135,739     $  44,601,666
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              86

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                              SCUDDER DREMAN                      SCUDDER DREMAN
                                                           FINANCIAL SERVICES--B               HIGH RETURN EQUITY--B
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                           2005              2004             2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $     168,860     $     112,731     $   1,321,871     $     917,666

Expenses:
    Mortality and expense risk
       and administrative charges                           177,421           168,385         1,534,039         1,267,711
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                                 (8,561)          (55,654)         (212,168)         (350,045)

Net realized gain (loss)                                    433,830           222,045         2,667,766         1,261,893
Unrealized appreciation (depreciation)
    during the period                                      (669,622)          847,242         3,094,840         9,006,187
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                (244,353)        1,013,633         5,550,438         9,918,035

Changes from principal transactions:
       Purchase payments                                    583,446         3,349,072         3,926,553        26,303,050
       Transfers between sub-accounts
           and the Company                                 (685,032)          263,235           364,441         1,552,130
       Withdrawals                                         (495,719)         (436,088)       (3,255,305)       (2,375,656)
       Annual contract fee                                  (50,892)          (41,320)         (411,847)         (286,175)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                     (648,197)        3,134,899           623,842        25,193,349
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                                (892,550)        4,148,532         6,174,280        35,111,384

Contract owners' equity at
    beginning of period                                  12,319,354         8,170,822        95,077,283        59,965,899
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  11,426,804     $  12,319,354     $ 101,251,563     $  95,077,283
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              87

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                               SCUDDER DREMAN               SCUDDER EAGLE FOCUSED LARGE
                                                             SMALL CAP VALUE--B                 CAP GROWTH--B (14)
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                           2005              2004             2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   4,794,855     $     183,797     $      27,787     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                           835,882           652,802           119,268           312,003
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              3,958,973          (469,005)          (91,481)         (312,003)

Net realized gain (loss)                                  2,295,922         1,300,427          (368,903)          466,094
Unrealized appreciation (depreciation)
    during the period                                    (2,082,081)        8,336,134        (1,631,452)          101,042
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               4,172,814         9,167,556        (2,091,836)          255,133

Changes from principal transactions:
       Purchase payments                                  2,570,812        13,588,696           429,518        11,386,303
       Transfers between sub-accounts
           and the Company                                 (377,621)        2,167,364       (22,189,971)          749,537
       Withdrawals                                       (2,056,855)         (940,150)         (261,531)         (579,692)
       Annual contract fee                                 (221,686)         (146,780)          (35,700)          (57,699)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                      (85,350)       14,669,130       (22,057,684)       11,498,449
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                               4,087,464        23,836,686       (24,149,520)       11,753,582

Contract owners' equity at
    beginning of period                                  51,954,709        28,118,023        24,149,520        12,395,938
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  56,042,173     $  51,954,709     $           0     $  24,149,520
                                                      =============     =============     =============     =============

----------

(14) On April 29, 2005 Scudder Eagle Focused Large Cap Growth sub-account ceased operations through a vote of the Board of Directors.


See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                                SCUDDER
                                                       FOCUS VALUE & GROWTH--B (15)          SCUDDER INDEX 500--B (16)
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005               2004             2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $      80,840     $      31,624     $     920,780     $     203,473

Expenses:
    Mortality and expense risk
       and administrative charges                            44,104           124,430           501,411           632,179
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                                 36,736           (92,806)          419,369          (428,706)

Net realized gain (loss)                                  1,067,969           226,413         6,624,568         1,424,137
Unrealized appreciation (depreciation)
    during the period                                    (1,682,739)          637,128        (5,801,921)        2,585,517
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                (578,034)          770,735         1,242,016         3,580,948

Changes from principal transactions:
       Purchase payments                                    130,743         2,482,134         1,199,347        12,834,974
       Transfers between sub-accounts
           and the Company                               (8,420,131)          174,193       (49,513,822)        3,609,563
       Withdrawals                                         (184,617)         (211,531)       (1,264,946)       (1,018,298)
       Annual contract fee                                  (18,170)          (31,044)         (192,219)         (144,088)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (8,492,175)        2,413,752       (49,771,640)       15,282,151
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (9,070,209)        3,184,487       (48,529,624)       18,863,099

Contract owners' equity at
    beginning of period                                   9,070,209         5,885,722        48,529,624        29,666,525
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $           0     $   9,070,209     $           0     $  48,529,624
                                                      =============     =============     =============     =============


----------

(15) On April 29, 2005 Scudder Focus Value & Growth sub-account ceased operations through a vote of the Board of Directors.

(16) On September 16, 2005 Scudder Index 500 B sub-account ceased operations through a vote of the Board of Directors.


See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                       SCUDDER SALOMON AGGRESSIVE             SCUDDER JANUS GROWTH
                                                             GROWTH --B (17)                       & INCOME--B
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $           0     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                            93,411            77,802           348,642           277,186
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                                (93,411)          (77,802)         (348,642)         (277,186)

Net realized gain (loss)                                    286,829           142,485           730,732           402,486
Unrealized appreciation (depreciation)
    during the period                                       456,281           416,790         1,728,032         1,718,900
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 649,699           481,473         2,110,122         1,844,200

Changes from principal transactions:
       Purchase payments                                    386,676         1,086,155           519,497         7,414,988
       Transfers between sub-accounts
           and the Company                                 (281,292)           97,340         1,786,172          (341,412)
       Withdrawals                                         (125,203)          (72,050)         (903,644)         (385,177)
       Annual contract fee                                  (24,683)          (18,252)          (83,119)          (60,821)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                      (44,502)        1,093,193         1,318,906         6,627,578
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                                 605,197         1,574,666         3,429,028         8,471,778

Contract owners' equity at
    beginning of period                                   5,631,585         4,056,919        21,208,994        12,737,216
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $   6,236,782     $   5,631,585     $  24,638,022     $  21,208,994
                                                      =============     =============     =============     =============

----------

(17) On August 1, 2005, the Scudder Invesco Dynamic Growth sub-account was renamed Scudder Salomon Aggressive Growth through a vote of the Board of Directors.


See accompanying notes.
                                                                              90

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                            SCUDDER JANUS GROWTH                   SCUDDER MFS
                                                              OPPORTUNITIES--B                  STRATEGIC VALUE--B
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005               2004             2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $   2,537,296     $      20,923

Expenses:
    Mortality and expense risk
       and administrative charges                           116,570            98,617           400,539           297,228
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (116,570)          (98,617)        2,136,757          (276,305)

Net realized gain (loss)                                    451,849           148,217           730,473           599,857
Unrealized appreciation (depreciation)
    during the period                                       104,422           619,965        (3,428,948)        2,846,287
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 439,701           669,565          (561,718)        3,169,839

Changes from principal transactions:
       Purchase payments                                    412,796         1,542,934           843,538        11,511,497
       Transfers between sub-accounts
           and the Company                                  520,463            51,230           552,611         1,091,424
       Withdrawals                                         (259,668)         (152,144)       (1,121,939)         (614,165)
       Annual contract fee                                  (30,464)          (22,251)          (80,741)          (52,188)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                      643,127         1,419,769           193,469        11,936,568
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                               1,082,828         2,089,334          (368,249)       15,106,407

Contract owners' equity at
    beginning of period                                   7,238,631         5,149,297        25,500,394        10,393,987
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $   8,321,459     $   7,238,631     $  25,132,145     $  25,500,394
                                                      =============     =============     =============     =============


See accompanying notes.
                                                                              91

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                 SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                                SCUDDER OAK                       SCUDDER TURNER
                                                            STRATEGIC EQUITY--B                 MID CAP GROWTH--B
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $           0     $           0     $           0     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                           230,081           214,491           282,554           242,858
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (230,081)         (214,491)         (282,554)         (242,858)

Net realized gain (loss)                                    367,744           411,404           967,778           616,741
Unrealized appreciation (depreciation)
    during the period                                    (1,122,849)         (240,625)        1,022,797         1,078,404
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                (985,186)          (43,712)        1,708,021         1,452,287

Changes from principal transactions:
       Purchase payments                                    527,352         6,539,155           873,314         4,818,646
       Transfers between sub-accounts
           and the Company                                 (946,950)        1,034,066           (33,716)          251,500
       Withdrawals                                         (570,534)         (333,507)         (586,391)         (337,042)
       Annual contract fee                                  (58,187)          (44,197)          (78,784)          (56,771)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (1,048,319)        7,195,517           174,423         4,676,333
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              (2,033,505)        7,151,805         1,882,444         6,128,620

Contract owners' equity at
    beginning of period                                  16,285,480         9,133,675        17,921,276        11,792,656
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  14,251,975     $  16,285,480     $  19,803,720     $  17,921,276
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              92

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                          SCUDDER REAL ESTATE--B            SCUDDER STRATEGIC INCOME--B
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005               2004             2005               2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $   1,618,489     $      94,188     $   1,064,575     $     425,270

Expenses:
    Mortality and expense risk
       and administrative charges                           289,307           208,405           218,169           172,307
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                              1,329,182          (114,217)          846,406           252,963

Net realized gain (loss)                                  1,124,431           449,689             9,520            20,789
Unrealized appreciation (depreciation)
    during the period                                      (737,037)        3,544,634          (819,954)          589,294
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations               1,716,576         3,880,106            35,972           863,046

Changes from principal transactions:
       Purchase payments                                    905,833         7,917,641           620,814         6,771,046
       Transfers between sub-accounts
           and the Company                               (1,106,786)          760,875         1,047,804          (356,259)
       Withdrawals                                         (909,224)         (350,731)         (866,637)         (286,529)
       Annual contract fee                                  (67,767)          (34,376)          (53,802)          (30,689)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   (1,177,944)        8,293,409           748,179         6,097,569
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                                 538,632        12,173,515           784,151         6,960,615

Contract owners' equity at
    beginning of period                                  18,216,106         6,042,591        13,270,281         6,309,666
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  18,754,738     $  18,216,106     $  14,054,432     $  13,270,281
                                                      =============     =============     =============     =============

See accompanying notes.
                                                                              93

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                       SCUDDER CONSERVATIVE INCOME          SCUDDER GROWTH & INCOME
                                                              STRATEGY-B (18)                     STRATEGY-B (18)
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $       2,398     $           0     $      61,541     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                            59,631             1,474         1,025,946            57,309
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                                (57,233)           (1,474)         (964,405)          (57,309)

Net realized gain (loss)                                     30,426             1,264           435,095            40,673
Unrealized appreciation (depreciation)
    during the period                                       139,843             9,539         3,839,853           796,183
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 113,036             9,329         3,310,543           779,547

Changes from principal transactions:
       Purchase payments                                  4,856,785           421,875        78,375,272        15,730,003
       Transfers between sub-accounts
           and the Company                                  819,259           137,008        13,093,841         5,415,951
       Withdrawals                                          (45,336)           (6,671)       (1,469,423)          (26,144)
       Annual contract fee                                   (2,176)                0           (29,835)                0
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    5,628,532           552,212        89,969,855        21,119,810
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                               5,741,568           561,541        93,280,398        21,899,357

Contract owners' equity at
    beginning of period                                     561,541                 0        21,899,357                 0
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $   6,303,109     $     561,541     $ 115,179,755     $  21,899,357
                                                      =============     =============     =============     =============

----------

(18) Commencement of Operations, August 16, 2004, through a vote of the Board of Directors.

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                         SCUDDER INCOME & GROWTH
                                                              STRATEGY-B (18)              SCUDDER GROWTH STRATEGY-B (18)
                                                      -------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $      29,105     $           0     $     100,740     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                           263,674            20,940         1,235,132            87,212
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                               (234,569)          (20,940)       (1,134,392)          (87,212)

Net realized gain (loss)                                    120,917            37,270           274,937            19,994
Unrealized appreciation (depreciation)
    during the period                                       698,455           200,746         5,684,118         1,467,928
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                 584,803           217,076         4,824,663         1,400,710

Changes from principal transactions:
       Purchase payments                                 17,716,474         6,568,987        89,118,422        24,083,748
       Transfers between sub-accounts
           and the Company                                1,327,375           782,546        12,163,666         7,026,030
       Withdrawals                                         (487,250)          (34,076)       (1,386,571)          (23,798)
       Annual contract fee                                   (2,864)                0           (48,459)             (688)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                   18,553,735         7,317,457        99,847,058        31,085,292
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                              19,138,538         7,534,533       104,671,721        32,486,002

Contract owners' equity at
    beginning of period                                   7,534,533                 0        32,486,002                 0
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $  26,673,071     $   7,534,533     $ 137,157,723     $  32,486,002
                                                      =============     =============     =============     =============

----------

(18) Commencement of Operations, August 16, 2004, through a vote of the Board of Directors.

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                                    SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                            SCUDDER TEMPLETON                     SCUDDER MERCURY
                                                           FOREIGN VALUE-B (19)                 LARGE CAP CORE-B (19)
                                                      -------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2005              2004              2005              2004
                                                      -------------     -------------     -------------     -------------
Income:
   Dividends                                          $      12,859     $           0     $       4,751     $           0

Expenses:
    Mortality and expense risk
       and administrative charges                             9,886               123            13,347               503
                                                      -------------     -------------     -------------     -------------

Net investment income (loss)                                  2,973              (123)           (8,596)             (503)

Net realized gain (loss)                                     14,169                 5             4,352                 9
Unrealized appreciation (depreciation)
    during the period                                        60,932             3,416            99,219            12,905
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in
    contract owners' equity from operations                  78,074             3,298            94,975            12,411

Changes from principal transactions:
       Purchase payments                                    447,095            28,878            60,898             1,276
       Transfers between sub-accounts
           and the Company                                  617,596            75,597           620,602           446,440
       Withdrawals                                          (28,160)             (113)          (16,586)              (61)
       Annual contract fee                                     (915)             (104)           (3,004)             (293)
                                                      -------------     -------------     -------------     -------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    1,035,616           104,258           661,910           447,362
                                                      -------------     -------------     -------------     -------------

Total increase (decrease) in
    contract owners' equity                               1,113,690           107,556           756,885           459,773

Contract owners' equity at
    beginning of period                                     107,556                 0           459,773                 0
                                                      -------------     -------------     -------------     -------------

Contract owners' equity at
    end of period                                     $   1,221,246     $     107,556     $   1,216,658     $     459,773
                                                      =============     =============     =============     =============

----------

(19) Commencement of Operations, November 15, 2004, through a vote of the Board of Directors.

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)



                                                                  SUB-ACCOUNT
                                                      ---------------------------------
                                                                             SCUDDER
                                                         SCUDDER           EQUITY 500
                                                        BOND-B (6)        INDEX--B (20)
                                                      --------------     --------------
                                                       YEAR ENDED          YEAR ENDED
                                                       DECEMBER 31         DECEMBER 31
                                                          2005                2005
                                                      --------------     --------------
Income:
   Dividends                                          $            0     $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                793            188,781
                                                      --------------     --------------

Net investment income (loss)                                    (793)          (188,781)

Net realized gain (loss)                                         (57)           357,940
Unrealized appreciation (depreciation)
    during the period                                            905           (478,917)
                                                      --------------     --------------

Net increase (decrease) in
    contract owners' equity from operations                       55           (309,758)

Changes from principal transactions:
       Purchase payments                                      62,577            280,475
       Transfers between sub-accounts
           and the Company                                   131,490         38,838,523
       Withdrawals                                              (600)          (476,026)
       Annual contract fee                                         0                 --
                                                      --------------     --------------

Net increase (decrease) in contract owners'
    equity from principal transactions                       193,467         38,642,972
                                                      --------------     --------------

Total increase (decrease) in
    contract owners' equity                                  193,522         38,333,214

Contract owners' equity at
    beginning of period                                            0                  0
                                                      --------------     --------------

Contract owners' equity at
    end of period                                     $      193,522     $   38,333,214
                                                      ==============     ==============

----------

(6) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

(20) Commencement of Operations, September 16, 2005, through a vote of the Board of Directors.

See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                        SUB-ACCOUNT
                                               ---------------------------------------------------------------
                                                                                         ALGER AMERICAN
                                                ALGER AMERICAN BALANCED--B            LEVERAGED ALL CAP--B
                                               ---------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                   2005             2004             2005             2004
                                               ------------     ------------     ------------     ------------
Income:
   Dividends                                   $    455,483     $    424,403     $          0     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                   483,851          462,849          134,935          121,975
                                               ------------     ------------     ------------     ------------

Net investment income (loss)                        (28,368)         (38,446)        (134,935)        (121,975)

Net realized gain (loss)                            579,338          444,187          324,763          186,480
Unrealized appreciation (depreciation)
    during the period                             1,409,600          405,540          828,475          416,017
                                               ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations       1,960,570          811,281        1,018,303          480,522

Changes from principal transactions:
       Purchase payments                            749,777        8,247,575          201,622        2,960,021
       Transfers between sub-accounts
           and the Company                       (2,855,369)         106,960         (341,152)         (31,956)
       Withdrawals                               (1,440,060)        (873,782)        (417,123)        (188,072)
       Annual contract fee                         (138,995)        (116,236)         (39,084)         (27,005)
                                               ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (3,684,647)       7,364,517         (595,737)       2,712,988
                                               ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                      (1,724,077)       8,175,798          422,566        3,193,510

Contract owners' equity at
    beginning of period                          33,002,902       24,827,104        9,040,162        5,846,652
                                               ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                              $ 31,278,825     $ 33,002,902     $  9,462,728     $  9,040,162
                                               ============     ============     ============     ============


See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                          SUB-ACCOUNT
                                               ----------------------------------------------------------------
                                                      CREDIT SUISSE                      CREDIT SUISSE
                                                    EMERGING MARKETS--B          GLOBAL POST VENTURE CAPITAL--B
                                               ----------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                   2005             2004             2005             2004
                                               ------------     ------------     ------------     -------------
Income:
   Dividends                                   $     89,331     $     26,361     $          0     $          0

Expenses:
    Mortality and expense risk
       and administrative charges                   189,099          127,586           40,597           30,808
                                               ------------     ------------     ------------     ------------

Net investment income (loss)                        (99,768)        (101,225)         (40,597)         (30,808)

Net realized gain (loss)                            954,646          352,835          110,662          100,474
Unrealized appreciation (depreciation)
    during the period                             2,140,637        1,576,900          301,630          191,175
                                               ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations       2,995,515        1,828,510          371,695          260,841

Changes from principal transactions:

       Purchase payments                            844,991        3,067,177           86,550          657,302
       Transfers between sub-accounts
           and the Company                        1,333,940          536,136        1,104,397          131,640
       Withdrawals                                 (420,475)        (230,016)         (50,478)         (23,338)
       Annual contract fee                          (50,549)         (27,424)          (9,881)          (6,798)
                                               ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            1,707,907        3,345,873        1,130,588          758,806
                                               ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                       4,703,422        5,174,383        1,502,283        1,019,647

Contract owners' equity at
    beginning of period                          10,438,194        5,263,811        2,214,083        1,194,436
                                               ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                              $ 15,141,616     $ 10,438,194     $  3,716,366     $  2,214,083
                                               ============     ============     ============     ============

See accompanying notes.
                                                                              99

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                        SUB-ACCOUNT
                                               ---------------------------------------------------------------
                                               DREYFUS SOCIALLY RESPONSIBLE               DREYFUS VIF
                                                       GROWTH FUND--B                  MIDCAP STOCK--B
                                               ---------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                   2005             2004             2005             2004
                                               ------------     ------------     ------------     ------------
Income:
   Dividends                                   $          0     $      3,259     $    155,055     $    944,759

Expenses:
    Mortality and expense risk
       and administrative charges                    33,093           31,165          597,820          486,657
                                               ------------     ------------     ------------     ------------

Net investment income (loss)                        (33,093)         (27,906)        (442,765)         458,102

Net realized gain (loss)                             74,020           40,623        1,209,352          565,069
Unrealized appreciation (depreciation)
    during the period                                  (510)          81,139        1,980,423        3,022,685
                                               ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations          40,417           93,856        2,747,010        4,045,856

Changes from principal transactions:
       Purchase payments                             80,242          376,932        1,507,368        9,485,791
       Transfers between sub-accounts
           and the Company                         (106,422)          10,316          273,241        1,886,017
       Withdrawals                                  (90,482)         (91,392)      (1,559,247)        (779,811)
       Annual contract fee                          (10,122)          (9,040)        (168,125)        (118,148)
                                               ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (126,784)         286,816           53,237       10,473,849
                                               ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                         (86,367)         380,672        2,800,247       14,519,705

Contract owners' equity at
    beginning of period                           2,209,912        1,829,240       37,684,362       23,164,657
                                               ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                              $  2,123,545     $  2,209,912     $ 40,484,609     $ 37,684,362
                                               ============     ============     ============     ============

See accompanying notes.
                                                                             100

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                        SUB-ACCOUNT
                                               ---------------------------------------------------------------
                                                    INVESCO UTILITIES--B               BASIC VALUE FOCUS--A
                                               ---------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                   2005             2004             2005             2004
                                               ------------     ------------     ------------     ------------
Income:
   Dividends                                   $    143,355     $     87,457     $  2,632,986     $    397,369

Expenses:
    Mortality and expense risk
       and administrative charges                    88,975           58,361          478,973          542,280
                                               ------------     ------------     ------------     ------------

Net investment income (loss)                         54,380           29,096        2,154,013         (144,911)

Net realized gain (loss)                            353,042          119,925          840,379          512,399
Unrealized appreciation (depreciation)
    during the period                               337,141          623,914       (2,726,911)       2,858,346
                                               ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations         744,563          772,935          267,481        3,225,834

Changes from principal transactions:
       Purchase payments                            286,533          679,292          110,644          261,358
       Transfers between sub-accounts
           and the Company                        1,269,811           63,352       (3,711,139)      (2,468,211)
       Withdrawals                                 (435,787)         (79,612)      (2,917,388)      (2,203,849)
       Annual contract fee                          (24,706)         (14,663)         (80,513)         (89,655)
                                               ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            1,095,851          648,369       (6,598,396)      (4,500,357)
                                               ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                       1,840,414        1,421,304       (6,330,915)      (1,274,523)

Contract owners' equity at
    beginning of period                           4,608,091        3,186,787       36,879,884       38,154,407
                                               ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                              $  6,448,505     $  4,608,091     $ 30,548,969     $ 36,879,884
                                               ============     ============     ============     ============

See accompanying notes.
                                                                             101

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                         SUB-ACCOUNT
                                               ---------------------------------------------------------------
                                                 SMALL CAP VALUE FOCUS--A             GLOBAL ALLOCATION--B
                                               ---------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                   2005             2004             2005             2004
                                               ------------     ------------     ------------     ------------
Income:
   Dividends                                   $  2,292,220     $  2,018,790     $     38,954     $     47,238

Expenses:
    Mortality and expense risk
       and administrative charges                   246,415          264,087           24,353           25,407
                                               ------------     ------------     ------------     ------------


Net investment income (loss)                      2,045,805        1,754,703           14,601           21,831


Net realized gain (loss)                            640,344          513,795           32,367           35,718
Unrealized appreciation (depreciation)
    during the period                            (1,371,626)         (64,432)          97,739          144,408
                                               ------------     ------------     ------------     ------------

Net increase (decrease) in
    contract owners' equity from operations       1,314,523        2,204,066          144,707          201,957

Changes from principal transactions:

       Purchase payments                             37,256          134,940           15,625              485
       Transfers between sub-accounts
           and the Company                       (2,090,361)      (1,613,036)         (47,227)        (209,113)
       Withdrawals                               (1,085,385)        (630,407)         (85,147)         (68,614)
       Annual contract fee                          (45,985)         (49,072)          (4,067)          (4,318)
                                               ------------     ------------     ------------     ------------

Net increase (decrease) in contract owners'
    equity from principal transactions           (3,184,476)      (2,157,575)        (120,816)        (281,560)
                                               ------------     ------------     ------------     ------------

Total increase (decrease) in
    contract owners' equity                      (1,869,953)          46,491           23,891          (79,603)

Contract owners' equity at
    beginning of period                          18,357,031       18,310,540        1,718,595        1,798,198
                                               ------------     ------------     ------------     ------------

Contract owners' equity at
    end of period                              $ 16,487,078     $ 18,357,031     $  1,742,486     $  1,718,595
                                               ============     ============     ============     ============


See accompanying notes.
                                                                             102

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (USA) Separate Account H)

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                            SUB-ACCOUNT
                                               -------------------------------------
                                                               TOTAL
                                               -------------------------------------
                                                       YEAR ENDED DECEMBER 31
                                                    2005                  2004
                                               ----------------     ----------------
Income:
   Dividends                                   $    870,466,538     $    304,090,221

Expenses:
    Mortality and expense risk
       and administrative charges                   419,953,540          327,741,021
                                               ----------------     ----------------

Net investment income (loss)                        450,512,998          (23,650,800)

Net realized gain (loss)                            439,015,191          (95,006,990)
Unrealized appreciation (depreciation)
    during the period                               593,202,979        2,203,497,322
                                               ----------------     ----------------

Net increase (decrease) in
    contract owners' equity from operations       1,482,731,169        2,084,839,532

Changes from principal transactions:

       Purchase payments                          6,651,042,264        4,782,928,698
       Transfers between sub-accounts
           and the Company                          356,295,257          461,927,073

       Withdrawals                               (2,289,427,075)      (1,646,987,670)

       Annual contract fee                          (53,471,528)         (46,143,597)
                                               ----------------     ----------------

Net increase (decrease) in contract owners'
    equity from principal transactions            4,664,438,918        3,551,724,504
                                               ----------------     ----------------

Total increase (decrease) in
    contract owners' equity                       6,147,170,087        5,636,564,036

Contract owners' equity at
    beginning of period                          24,619,877,464       18,983,313,428
                                               ----------------     ----------------

Contract owners' equity at
    end of period                              $ 30,767,047,551     $ 24,619,877,464
                                               ================     ================



See accompanying notes.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly John Hancock Life Insurance Company (USA) Separate Account H)

                          Notes to Financial Statements

1. ORGANIZATION

John Hancock Life Insurance Company (U.S.A.) Separate Account H (the Account) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the Company). The Company established the Account on August 24, 1984 as a separate account under Delaware law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in one hundred twenty-nine Funds of the John Hancock Investment Trust (the Trust) (formerly the Manufactures Investment Trust), thirty-seven Funds of the Scudder Variable Series Trust, two Funds of the Alger American Fund, two Funds of the Credit Suisse Trust, two Funds of the Dreyfus Service Corporation, one Fund of the Invesco VIF Funds and three Fundss of Merrill Lynch Variable Series Funds, Inc. The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes 214 contracts, distinguished principally by the level of expenses and surrender charges. These 214 contracts are as follows: Venture Variable Annuity 1, 3, 7, 8, 10, 11, 12, 13, 14, 15, 16, 17, 18, 20, 21, 22, 23, 25, 26, 27, 28, 30, 31, 32, 33, 34, 40,
41, 42, 43, 50, 51, 52, 53, 55, 56, 58, 60, 61, 63, 64, 65, 66, 67, 68, 70, 71,
73, 74, 75, 76, 77, 78, 80, 81, 82, 83, 84, 85, 86, 87, 88, 90, 91, 92, 93 (VEN
1, 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26, 27, 28, 30, 31, 32, 33, 34, 40, 41,
42, 43, 50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83, 84, 90, 91, 92, 93 VENR 21,
23, 31, 41, 51, 53, 61, 71, 18, 60, 61, 63, 64, 65, 66, 67, 68, 70, 71, 73, 74,
75, 76, 77, 78, 80, 81, 83, 84, 85, 86, 87, 88), Venture Vantage Annuity 10, 11,
12, 13, 15, 16, 17, 18, 19, 20, 21, 22, 23, 25, 26, 30, 31, 32, 33, 34, 35, 36,
37, 38, 39, 40, 41, 42, 43, 44, 45, 46, 47, 48, 49, 50, 51, 52, 53, 55, 56, 60,
61, 62, 63, 65, 66, 67, 68, 69, 70, 71, 72, 73, 75, 76, 80, 81, 82, 83, 85, 86
(VTG 10, 11, 12, 13, 15, 16, 17, 18, 19, 20, 21, 22, 23, 25, 26, 30, 31, 32, 33,
34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45, 46, 47, 48, 49, 50, 51, 52, 53,
55, 56, 60, 61, 62, 63, 65, 66, 67, 68, 69, 70, 71, 72, 73, 75, 76, 80, 81, 82,
83, 85, 86), Venture Vision Variable Annuity 5, 6, 25, 26, 27, 28, 29, 25B, 26B,
27B, 28B (VIS 5, 6, 25, 26, 27, 28, 29, 25B, 26B, 27B, 28B), Venture No-load
Rollover Annuity (MRP) (MRPG01, MRPI01, VSTG01, VSTI01) Scudder Wealthmark Variable Annuity (WV A1E, A1I, A1W, A2E, A2I, A2W, A3E, A3I, A3W, B1E, B1I, B1W, B2E, B2I, B2W, B3E, B3I, B3W) and Scudder Wealthmark ML3 Variable Annuity (W3 A1I, A1W, A3I, A3W, B1I, B3I, B1W, B3W, G1I, G1W, G3I, G3W, N1I, N1W, N3I, N3W).

The Company is an indirect, wholly owned subsidiary of The Manufacturers Life Insurance Company (MLI). MLI, in turn, is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

On April 30, 2004, two sub-accounts Quantitative Equity and Balanced ceased operations through a vote of the board of directors.

On May 3, 2004, nine sub-accounts, American Century Small Company, PIMCO VIT All Asset Portfolio, Core Equity, Classic Value, Quantitative Value, U.S. Global Leaders Growth-Class B, John Hancock Strategic Income, John Hancock International Equity Index--Class A, John Hancock International Equity Index--Class B commenced operation.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly John Hancock Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


1. ORGANIZATION (CONTINUED)

On June 18, 2004, International Index sub-account ceased operations through a vote of the Board of Directors.

On August 16, 2004, four sub-accounts, Scudder Conservative Income-Class B, Scudder Growth & Income Strategy-Class B, Scudder Income & Growth Strategy-Class B, and Scudder Growth Strategy-Class B commenced operation.

On November 15, 2004, two sub-accounts, Scudder Mercury Large Cap Core-Class B and Scudder Templeton Foreign Value-Class B commenced operation.

On April 29, 2005 fifteen sub-accounts ceased operations through a vote of the board of directors; Diversified Bond Class A and Class B, Overseas Class A and Class B, Aggressive Growth Class A and Class B, Small Company Blend Class A and Class B, Strategic Growth Class A and Class B, Great Companies Class B, Scudder 21st Century Growth, Scudder Growth, Scudder Eagle Focused Large Cap Growth and Scudder Focus Value & Growth.

On April 29, 2005 fourteen sub-accounts Small Cap Opportunities Class A, US Global Leaders Class A, Active Bond Class A, Active Bond Class B, CGTC Overseas Equity Class B, Independence Investment LLC -- Small Cap Class B, Marisco International Opportunities Class B, T Rowe Price Mid Value Class B, UBS Large Cap Class B, US High Yield Bond Class B, Wellington Small Cap Growth Class B, Wellington Small Cap Value Class B, Wells Capital Core Bond Class B and Scudder Bond Class B commenced operation.

On April 29, 2005, the John Hancock VST International Equity Index sub-account was renamed John Hancock International Equity Index Class A through a vote of the Board of Directors.

On August 1, 2005 the American Bond Class B sub-account commenced operation.

On August 1, 2005, the Scudder Invesco Dynamic Growth sub-account was renamed Scudder Salomon Aggressive Growth through a vote of the Board of Directors in order to reflect a name change of the corresponding underlying Fund.

On September 16, 2005 the Scudder Equity Index Portfolio sub-account commenced operation.

On September 16, 2005 Scudder Index 500 Portfolio B sub-account ceased operations through a vote of the Board of Directors.

On October 28, 2005, Scudder Aggressive Growth Class B was renamed Scudder Mid Cap Growth Class B through a vote of the Board of Directors in order to reflect a name change of the corresponding underlying Fund.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly John Hancock Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


2. SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract owner may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

Annuity reserves are computed for contracts under which periodic benefit payments are being made according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 4%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Account.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

3. AFFILIATED COMPANY TRANSACTIONS

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the separate account. The Company has underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is 60% owned by the Company and 40% owned by John Hancock Life Insurance Company of New York (JHNY). JHNY is a wholly owned subsidiary of the Company.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly John Hancock Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


4. CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be charged by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account are made daily for administrative fees and for the assumption of mortality and expense risk charges as follows:

(i) Prior Contract Series (VEN 1): deductions from each sub-account are made daily for the assumption of mortality and expense risks equal to an effective annual rate of 1.30% of the contract value.

(ii)  Current Contract Series (VEN 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26, 27,
      30, 31, 32, 33, 34, 40, 41, 42, 43 VENR 21, 23, 31, 41, MRP20, 21, 22, 23,
      25, 26, 27, MLL25, 26, 27, 28, 43): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(iii) Current Contract Series (VEN 25, 26, 27, 28, MLL25, 26,): offered in Merrill Lynch Series Funds only (Basic Value Focus, Developing Capital Markets Focus and Special Value Focus portfolios): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(iv)  Current Contract Series (VIS 5, 6, 25, 25B, 26, 26B, 27, 27B, 28, 28B, 29,
      TYP 10, 11, 13, 14, 15, 16, 17, 18): deductions from each sub-account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

(v)   Current Contract Series (VTG 10, 11, 12, 13, 15, 16, 17, 18, 19, 20, 21,
      22, 23, 25, 26, 30, 31, 32, 40, 41, 42): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.25% of the contract value, respectively.

(vi)  Current Contract Series (VTG 36, 37, 46, 47, 50, 51, 52, 53, 55, 56, 70,
      71, 72, 73, 75, 76): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.45% of the contract value, respectively.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly John Hancock Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


4.  CONTRACT CHARGES (CONTINUED)

(vii) Current Contract Series (VTG 33, 34, 35, 43, 44, 45, 60, 61, 62, 63, 65,
      66, 67, 68, 69, VEN 50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83, 84, 90,
      91, 92, 93, VENR51, 53, 61, 71, MRP 50, 51, 52, 53, 55, 56, MLL 55, 56,
      58, 93): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.30% of the contract value, respectively.

(viii)Current Contract Series (VTG 38, 39, 48, 49, 80, 81, 82, 83, 85, 86):
      deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.50% of the contract value, respectively.

(ix) Current Contract Series (MRPG01, I01, VSTG01, I01): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 0.85% of the contract value, respectively.

(x)   Current Contract Series (VEN 50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83,
      84, 90, 91, 92, 93, VENR 51, 53, 61, 71, MRP7, 17, 50, 51, 52, 53, 55, 56,
      MLL 55, 56 58, 93, VTG 33, 34, 35, 43, 44, 45, 60, 61, 62, 63, 65, 66, 67,
      68, 69): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and a guaranteed earnings multiplier rider equal to an effective annual rate of 0.15%, 1.25% and 0.20%, respectively.

(xi)  Current Contract Series (TYP 10, 11, 12, 13, 14, 15, 16, 17, 18):
      deductions from each sub-account are made daily for administration and the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25%, respectively.

(xii) Current Contract Series (TYP 60, 61, 63, 64, 65, 66, 67, 68): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and an annual death benefit step rider equal to an effective annual rate of 0.40%, 1.25% and 0.05%, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.

(xiii)Current Contract Series (TYP 70, 71, 73, 74, 75, 76, 77, 78): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and a guaranteed earnings multiplier equal to an effective annual rate of 0.40%, 1.25% and 0.20%, respectively.

(xiv) Current Contract Series (TYP 80, 81, 83, 84, 85, 86, 87, 88): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks, a guaranteed earnings multiplier and an annual death benefit rider equal to an effective annual rate of 0.40%, 1.25%, 0.20% and 0.05%, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly John Hancock Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


4.  CONTRACT CHARGES (CONTINUED)

(xv) Current Contract Series (VSTG01, VSTI01, MRPG01, MRPI01): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 0.30% of the contract value, respectively.

(xvi) Current Contract Series (WVA1I, A2I, A3I, A1E, A2E, A3E, A1W, A2W, A3W): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(xvii) Current Contract Series (WVB1I, B2I, B3I, B1E, B2E, B3E, B1W, B2W, B3W): deductions from each sub-account are made daily for administration, the assumption of mortality and expense and the enhanced earnings death benefit rider risks equal to an effective annual rate of 0.15%, 1.25% and 0.20% of the contract value, respectively.

(xviii) Current Contract Series (W3N1I, N3I, N1W, N3W): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25% of the contract value, respectively.

(xix) Current Contract Series (W3A1I, A3I, A1W, A3W): deductions from each sub-account are made daily for administration, mortality and expense risks and the annual step-up value rider equal to an effective annual rate of 0.40%, 1.25% and 0.05% of the contract value, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.

(xx) Current Contract Series (W3G1I, G3I, G1W, G3W): deductions from each sub-account are made daily for administration, mortality and expense risks and the enhanced earnings death benefit rider equal to an effective annual rate of 0.40%, 1.25% and 0.20% of the contract value, respectively.

(xxi) Current Contract Series (W3B1I, B3I, B1W, B3W): deductions from each sub-account are made daily for administration, mortality and expense risks, the annual step-up value rider and the enhanced earnings death benefit rider equal to an effective annual rate of 0.40%, 1.25%, 0.05% and 0.20% of the contract value, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly John Hancock Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


5.  PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each sub-account for the year ended December 31, 2005:

                                                       PURCHASES             SALES
                                                    ---------------     ---------------
Strategic Opportunities Portfolio--Class A          $     5,138,274     $    91,185,548
Strategic Opportunities Portfolio--Class B                1,956,300           5,844,585
Investment Quality Bond Portfolio--Class A               18,930,093          49,859,101
Investment Quality Bond Portfolio--Class B               33,456,405          13,958,803
Growth & Income Portfolio--Class A                       47,770,786         261,857,530
Growth & Income Portfolio--Class B                       10,209,137          21,335,978
Blue Chip Growth Portfolio--Class A                      12,321,696         159,025,926
Blue Chip Growth Portfolio--Class B                      33,419,819          20,484,633
Money Market Portfolio--Class A                         295,662,734         339,922,405
Money Market Portfolio--Class B                         380,556,054         338,141,275
Global Equity Portfolio--Class A                         10,993,158          54,816,242
Global Equity Portfolio--Class B                          9,811,501           5,921,617
Global Bond Portfolio--Class A                           25,641,999          36,842,962
Global Bond Portfolio--Class B                           65,276,754          19,505,324
U.S. Government Securities Portfolio--Class A            25,649,695          73,116,727
U.S. Government Securities Portfolio--Class B            13,549,311          42,915,277
Diversified Bond Portfolio--Class A                      10,621,227         170,988,159
Diversified Bond Portfolio--Class B                     109,626,392         392,971,941
Income & Value Portfolio--Class A                        13,995,267         116,157,869
Income & Value Portfolio--Class B                         8,596,248          29,170,942
Large Cap Growth Portfolio--Class A                      15,365,008          66,813,251
Large Cap Growth Portfolio--Class B                      13,110,630          20,769,239
Equity-Income Portfolio--Class A                         62,564,389         144,157,752
Equity-Income Portfolio--Class B                         51,558,050          33,704,129
Strategic Bond Portfolio--Class A                        20,071,041          42,773,908
Strategic Bond Portfolio--Class B                        35,988,745          10,896,762
Overseas Portfolio--Class A                               2,426,050         172,913,207
Overseas Portfolio--Class B                               3,599,829          41,802,107
All Cap Core Portfolio--Class A                          10,636,857          48,262,644
All Cap Core Portfolio--Class B                           2,825,527           5,746,277
All Cap Growth Portfolio--Class A                         3,712,617          71,276,539
All Cap Growth Portfolio--Class B                         3,787,324          11,218,390
International Small Cap Portfolio--Class A               18,611,446          38,586,164
International Small Cap Portfolio--Class B               17,094,584          17,250,041
Pacific Rim Emerging Markets Portfolio--Class A          22,223,256          15,416,256

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly John Hancock Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                       PURCHASES             SALES
                                                    ---------------     ---------------
Pacific Rim Emerging Markets Portfolio--Class B     $    25,347,360     $    11,856,511
Science & Technology Portfolio--Class A                  11,958,553          75,243,428
Science & Technology Portfolio--Class B                   9,498,047          17,573,164
Emerging Small Company Portfolio--Class A                13,878,070          46,050,644
Emerging Small Company Portfolio--Class B                15,221,272          18,522,422
Aggressive Growth Portfolio--Class A                      1,071,641         158,339,611
Aggressive Growth Portfolio--Class B                      1,205,572          36,504,967
International Stock Portfolio--Class A                    9,009,883          24,080,912
International Stock Portfolio--Class B                    8,602,603          10,429,784
Value Portfolio--Class A                                  17,020968          74,422,578
Value Portfolio--Class B                                 11,405,917          19,016,295
Real Estate Securities Portfolio--Class A                46,526,166          56,630,901
Real Estate Securities Portfolio--Class B                44,771,917          43,144,634
High Yield Portfolio--Class A                            64,894,298         113,792,725
High Yield Portfolio--Class B                            46,824,347          69,102,212
Lifestyle Aggressive 1000 Portfolio--Class A             41,765,662          40,034,293
Lifestyle Aggressive 1000 Portfolio--Class B             44,801,375          33,063,933
Lifestyle Growth 820 Portfolio--Class A                 205,397,423         147,436,958
Lifestyle Growth 820 Portfolio--Class B               2,401,185,757          36,151,090
Lifestyle Balanced 640 Portfolio--Class A               252,187,657         160,215,579
Lifestyle Balanced 640 Portfolio--Class B             2,179,409,802          49,260,679
Lifestyle Moderate 460 Portfolio--Class A                90,099,476          67,479,084
Lifestyle Moderate 460 Portfolio--Class B               469,808,141          33,526,406
Lifestyle Conservative 280 Portfolio--Class A            69,851,560          71,740,791
Lifestyle Conservative 280 Portfolio--Class B           188,728,960          60,108,698
Small Company Value Portfolio--Class A                   19,386,300          80,791,567
Small Company Value Portfolio--Class B                   19,891,596          39,984,093
International Value Portfolio--Class A                  191,742,456          63,230,845
International Value Portfolio--Class B                   70,425,176          41,314,832
Small Company Blend Portfolio--Class A                    1,131,144          97,069,211
Small Company Blend Portfolio--Class B                    1,794,086          61,754,803
Total Return Portfolio--Class A                          44,593,781          95,394,064
Total Return Portfolio--Class B                          41,981,977          54,423,534
US Large Cap Value Portfolio--Class A                     9,509,946          88,066,553

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly John Hancock Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                   PURCHASES             SALES
                                                ---------------     ---------------
US Large Cap Value Portfolio--Class B           $     7,764,215     $    26,613,171
Mid Cap Stock Portfolio--Class A                    167,925,174          66,522,345
Mid Cap Stock Portfolio--Class B                     61,808,041          33,606,940
Global Allocation Portfolio--Class A                 10,351,320          12,252,482
Global Allocation Portfolio--Class B                 59,124,364           5,939,444
Dynamic Growth Portfolio--Class A                     9,695,753          24,806,839
Dynamic Growth Portfolio--Class B                    11,293,181          13,105,881
Total Stock Market Index Portfolio--Class A           3,547,280           9,882,413
Total Stock Market Index Portfolio--Class B           7,930,089           8,436,027
500 Index Portfolio--Class A                         19,829,710          54,903,578
500 Index Portfolio--Class B                         16,542,006          35,414,784
Mid Cap Index Portfolio--Class A                     14,146,647          20,868,824
Mid Cap Index Portfolio--Class B                     12,776,696          13,814,978
Small Cap Index Portfolio--Class A                   10,695,302          17,154,470
Small Cap Index Portfolio--Class B                    9,990,266          11,075,375
Capital Appreciation Portfolio--Class A              12,584,927          15,056,306
Capital Appreciation Portfolio--Class B              10,708,197          10,055,463
Health Sciences Portfolio--Class A                   19,889,131          23,507,583
Health Sciences Portfolio--Class B                   19,997,052          16,551,393
Financial Services Portfolio--Class A                 5,123,664          10,310,035
Financial Services Portfolio--Class B                 4,854,761           7,072,343
Quantitative Mid Cap Portfolio--Class A               8,705,942           8,372,905
Quantitative Mid Cap Portfolio--Class B               7,803,534           5,670,289
Strategic Growth Portfolio--Class A                   1,613,951          45,500,295
Strategic Growth Portfolio--Class B                   1,330,251          33,557,217
All Cap Value Portfolio--Class A                     12,889,078          20,012,070
All Cap Value Portfolio--Class B                     11,374,998          14,964,537
Strategic Value Portfolio--Class A                    5,621,155          10,738,080
Strategic Value Portfolio--Class B                    5,523,568           5,692,904
Utilities Portfolio--Class A                         28,615,226          24,859,221
Utilities Portfolio--Class B                         31,529,391          21,604,758
Mid Cap Value Portfolio--Class A                     35,375,905          53,871,576
Mid Cap Value Portfolio--Class B                     31,568,089          40,303,152
Fundamental Value Portfolio--Class A                 19,931,163          39,018,042
Fundamental Value Portfolio--Class B                 67,380,102          15,790,002
Emerging Growth Portfolio--Class B                    8,270,689           8,246,061

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly John Hancock Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                             PURCHASES             SALES
                                                          ---------------     ---------------
Natural Resources Portfolio--Class B                      $   120,374,125     $    62,822,089
Mid Cap Core Portfolio--Class B                                12,654,482          11,963,702
Quantitative All Cap Portfolio--Class B                         2,646,864           1,763,106
Large Cap Value Portfolio--Class B                             69,994,453          29,516,878
Small Cap Opportunities Portfolio--Class A                     92,710,655          18,626,754
Small Cap Opportunities Portfolio--Class B                     84,844,468          37,320,596
Special Value Portfolio--Class B                               22,054,319          23,170,318
Real Return Bond Portfolio--Class B                            50,002,330          42,305,137
Great Companies America Portfolio--Class B                         37,838             296,289
American International Portfolio --Class B                    261,320,773          40,617,392
American Growth Portfolio--Class B                            288,646,474          48,417,769
American Blue-Chip Income & Growth Portfolio--Class B          39,582,522          28,691,235
American Growth-Income Portfolio--Class B                     260,403,228          32,646,733
American Bond Portfolio--Class B                              129,483,247           4,585,581
American Century Small Company --Class B                       30,250,603          12,194,530
PIMCO VIT All Asset Portfolio                                  50,340,830          11,990,007
Core Equity  Class B                                           31,081,449           9,997,389
Classic Value  Class B                                         13,750,243           6,646,876
Quantitative Value --Class B                                    2,933,378             554,469
US Global Leaders Growth--Class A                              44,391,229           9,869,848
US Global Leaders Growth--Class B                              37,043,447          10,361,776
John Hancock Strategic Income  Class B                         12,080,487           3,930,787
John Hancock Int'l Eq Index--Class A                           11,120,481           7,836,363
John Hancock Int'l Eq Index --Class B                          14,691,696           8,989,590
Active Bond--Class A                                          162,079,139          24,684,422
Active Bond--Class B                                          512,811,209          21,756,917
CGTC Overseas Equity --Class B                                  5,079,772           1,045,860
Independence Investment LLC Small Cap--Class B                    825,706             228,895
Marisco International Opportunities--Class B                   12,586,096           1,116,592
T Rowe Price Mid Value--Class B                                 4,835,863             309,656
UBS Large Cap--Class B                                          1,002,009             197,636
US High Yield--Class B                                          1,400,819             152,075
Wellington Small Cap Growth --Class B                          20,849,562           3,382,300
Wellington Small Cap Value --Class B                           37,939,904           4,496,739
Wells Capital Core Bond--Class B                                  884,405             187,675
Scudder 21st Century Growth Portfolio--Class B                    298,766           6,416,542
Scudder Capital Growth Portfolio--Class B                      36,548,860           4,350,276
Scudder Global Discovery Portfolio--Class B                     3,890,210           1,814,458
Scudder Growth & Income Portfolio--Class B                     11,778,121           2,488,368

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly John Hancock Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                 PURCHASES            SALES
                                                              ---------------     ---------------
Scudder Health Sciences Portfolio--Class B                    $     1,538,187     $     2,807,366
Scudder International Portfolio--Class B                            3,909,929           4,570,412
Scudder Mid Cap Growth Portfolio--Class B                             612,213           1,025,560
Scudder Blue Chip Portfolio--Class B                                2,657,316           2,849,854
Scudder Contarian Value Portfolio--Class B                          3,260,681           3,583,129
Scudder Global Blue Chip Portfolio--Class B                         2,193,798             916,925
Scudder Government Securities Portfolio--Class B                    5,139,169           7,123,885
Scudder Growth Portfolio--Class B                                     775,805          12,268,659
Scudder High Income Portfolio--Class B                             10,990,155          12,583,607
Scudder International Select Equity Portfolio--Class B              4,800,486           4,399,317
Scudder Fixed Income Portfolio--Class B                             9,177,172           9,561,341
Scudder Money Market Portfolio--Class B                            54,663,894          49,984,165
Scudder Small Cap Growth Portfolio--Class B                         7,773,374           3,168,651
Scudder Technology Growth Portfolio--Class B                          961,937           2,245,685
Scudder Total Return Portfolio--Class B                             2,006,497           3,715,838
Scudder Davis Venture Value Portfolio--Class B                      4,026,254           4,390,085
Scudder Dreman Financial Services Portfolio--Class B                1,445,117           2,101,875
Scudder Dreman High Return Equity Portfolio--Class B                8,629,944           8,218,270
Scudder Dreman Small Cap Value Portfolio--Class B                   9,378,762           5,505,139
Scudder Eagle Focused Large Cap Growth Portfolio--Class B           1,402,268          23,551,434
Scudder Focus Value & Growth Portfolio--Class B                       263,628           8,719,067
Scudder Index 500 Portfolio--Class B                               20,288,731          69,641,002
Scudder Salomon Growth Portfolio--Class B                             707,570             845,483
Scudder Janus Growth & Income Portfolio--Class B                    3,670,718           2,700,454
Scudder Janus Growth Opportunities Portfolio--Class B               2,302,166           1,775,609
Scudder MFS Strategic Value Portfolio--Class B                      5,812,210           3,481,985
Scudder Oak Strategic Equity Portfolio--Class B                     1,660,416           2,938,816
Scudder Turner Mid Cap Growth Portfolio--Class B                    2,916,730           3,024,860
Scudder Real Estate Portfolio--Class B                              3,810,279           3,659,041
Scudder Strategic Income Portfolio--Class B                         3,611,266           2,016,681
Scudder Conservative Income Strategy                                6,744,710           1,173,411
Scudder Growth & Income Strategy                                   95,189,755           6,184,306
Scudder Income & Growth Strategy                                   20,985,233           2,666,068
Scudder Growth Strategy                                           102,457,144           3,744,478
Scudder Templeton Foreign Value                                     1,320,005             281,415
Scudder Mercury Large Cap Core                                        706,729              53,416
Scudder Bond Index--Class B                                           206,108              13,434
Scudder Equity Index 500--Class B                                  49,918,073          11,705,836

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly John Hancock Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                    PURCHASES            SALES
                                                                 ---------------     ---------------
Alger American Balanced Portfolio--Class B                       $     1,483,466     $     5,196,482
Alger American Leveraged All Cap Portfolio--Class B                      923,917           1,654,589
Credit Suisse Emerging Markets Portfolio--Class B                      3,513,034           1,904,894
Credit Suisse Global Post Venture Capital Portfolio--Class B           1,407,001             317,008
Dreyfus Socially Responsible Growth Fund Portfolio--Class B              149,711             309,588
Dreyfus VIF Midcap Stock Portfolio--Class B                            3,182,302           3,571,830
Invesco Utilities Portfolio--Class B                                   2,160,621           1,010,390
Basic Value Focus Portfolio--Class A                                   3,018,863           7,463,246
Small Cap Value Focus Portfolio--Class A                               2,400,724           3,539,396
Global Allocation Portfolio--Class B                                      84,705             190,920


                                                                 ---------------     ---------------
Total                                                            $11,833,286,745     $ 6,718,617,621
                                                                 ===============     ===============

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)

   6.  CONDENSED FINANCIAL INFORMATION

                                                                      STRATEGIC OPPORTUNITIES CLASS A
                                       ---------------------------------------------------------------------------------------------
                                             2005             2004              2003                2002                  2001
                                       ---------------  ----------------  ----------------  --------------------  ------------------

Units, beginning of period                  19,866,713        23,975,214        28,763,592            35,863,305          31,289,671
Units issued                                   257,733           770,830         4,632,461             8,220,338          11,998,315
Units redeemed                             (4,403,696)       (4,880,029)       (9,420,839)          (15,320,051)        (14,424,681)
                                       ---------------  ----------------  ----------------  --------------------  ------------------

Units, end of period                        15,720,750        19,866,713        23,975,214            28,763,592          35,863,305
                                       ===============  ================  ================  ====================  ==================

Unit value                                $8.718828 TO      $8.090001 to      $7.334049 to          $5.933797 to       $9.866815 to
                                            $45.290043        $41.811179        $37.711536            $30.356953         $50.221375

Net assets, end of period                 $346,975,522      $403,597,796      $441,202,853          $428,283,621        $900,475,404

Investment income ratio*                         0.45%             0.09%             0.00%                 0.00%               0.50%

Expense ratio, lowest to highest**      0.45% TO 1.90%    0.45% to 1.90%    0.45% to 1.90%        0.45% to 1.90%      0.45% to 1.90%

Total return, lowest to highest***      7.67% TO 9.23%  10.20% to 11.81%  23.47% to 25.28%  (39.92%) to (39.04%)  (0.21%) to (0.13%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





   6.  CONDENSED FINANCIAL INFORMATION

                                                                      STRATEGIC OPPORTUNITIES CLASS B (1)
                                               ---------------------------------------------------------------------------------
                                                    2005                2004                  2003                  2002
                                               --------------     ----------------      ----------------    --------------------

Units, beginning of period                          2,329,790            2,145,098             1,104,414                       0
Units issued                                          199,215            1,480,786             2,060,340               1,211,625
Units redeemed                                      (522,752)          (1,296,094)           (1,019,656)               (107,211)
                                               --------------     ----------------      ----------------    --------------------

Units, end of period                                2,006,253            2,329,790             2,145,098               1,104,414
                                               ==============     ================      ================    ====================

Unit value                                      $11.711401 TO        $10.867778 to          $9.831290 to            $7.956590 to
                                                   $17.199269           $16.008128            $14.525009               $8.263137

Net assets, end of period                         $24,166,177          $26,005,890           $21,670,255              $9,024,266

Investment income ratio*                                0.27%                0.02%                 0.00%                   0.00%

Expense ratio, lowest to highest**             0.45% TO 2.05%       0.45% to 2.05%        0.45% to 2.05%          0.45% to 1.90%

Total return, lowest to highest***             7.33% TO 9.06%     10.10% to 11.88%      16.12% to 25.05%    (36.35%) to (33.89%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         INVESTMENT QUALITY BOND CLASS A
                                           --------------------------------------------------------------------------------------
                                                2005              2004              2003              2002               2001
                                           --------------    --------------    --------------    --------------    --------------

Units, beginning of period                      9,593,616        12,230,819        16,073,713        15,137,400        11,628,596
Units issued                                      410,177           987,804         2,094,543         7,414,661         8,502,029
Units redeemed                                (2,231,350)       (3,625,007)       (5,937,437)       (6,478,348)       (4,993,225)
                                           --------------    --------------    --------------    --------------    --------------

Units, end of period                            7,772,443         9,593,616        12,230,819        16,073,713        15,127,400
                                           ==============    ==============    ==============    ==============    ==============

Unit value                                  $14.696388 TO     $14.646103 to     $14.242579 to     $13.525539 to     $12.539051 to
                                               $30.303725        $30.017391        $29.012843        $27.385094        $25.233827

Net assets, end of period                    $167,180,756      $204,557,706      $253,171,307      $313,900,631           280,574

Investment income ratio*                            5.80%             6.19%             5.33%             5.23%             5.86%

Expense ratio, lowest to highest**         0.45% TO 1.90%    0.45% to 1.90%    0.45% to 1.90%    0.45% to 1.90%    0.45% to 1.90%

Total return, lowest to highest***         0.34% TO 1.80%    2.83% to 4.34%    5.30% to 6.84%    7.87% to 9.44%    0.31% to 6.85%


         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   INVESTMENT QUALITY BOND CLASS B (1)
                                          -----------------------------------------------------------------------------------
                                                2005                   2004                 2003                  2002
                                          ----------------        --------------       --------------        --------------

Units, beginning of period                       3,803,853             3,867,454            1,956,561                     0
Units issued                                     2,205,060             2,345,400            3,423,230             2,266,599
Units redeemed                                   (992,077)           (2,409,001)          (1,512,337)             (310,038)
                                          ----------------        --------------       --------------        --------------

Units, end of period                             5,016,836             3,803,853            3,867,454             1,956,561
                                          ================        ==============       ==============        ==============

Unit value                                   $13.033043 TO         $13.038177 to        $12.717659 to         $13.311657 to
                                                $15.176282            $14.941909           $14.342633            $13.434847

Net assets, end of period                      $73,032,734           $55,107,583          $54,453,733           $26,123,571

Investment income ratio*                             4.65%                 4.96%                6.83%                 0.24%

Expense ratio, lowest to highest**          0.45% TO 2.05%        0.45% to 2.05%       0.45% to 2.05%        0.45% to 1.90%

Total return, lowest to highest***        (0.04%) TO 1.57%        2.52% to 4.18%       1.74% to 6.76%        6.49% to 7.48%


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          GROWTH & INCOME CLASS A
                                      ----------------------------------------------------------------------------------------------
                                           2005             2004              2003                 2002                  2001
                                      --------------   --------------   ----------------   --------------------  -------------------

Units, beginning of period                48,092,991       57,446,197         66,593,302             80,873,880           85,299,596
Units issued                                 668,427        1,438,015          4,330,626              8,302,786           12,270,437
Units redeemed                          (10,804,346)     (10,791,221)       (13,477,731)           (22,583,364)         (15,696,153)
                                      --------------   --------------   ----------------   --------------------  -------------------

Units, end of period                      37,957,072       48,092,991         57,446,197             66,593,302           80,873,880
                                      ==============   ==============   ================   ====================  ===================

Unit value                              $9.887534 TO     $9.861332 to       $9.399287 to           $7.556172 to         10.162651 to
                                          $30.558120       $30.370984         $28.846586             $23.109098           $30.971701

Net assets, end of period               $881,124,784   $1,114,409,905     $1,271,216,568         $1,189,608,530       $1,976,732,840

Investment income ratio*                       1.44%            0.88%              1.01%                  0.65%                0.41%

Expense ratio, lowest to highest**    0.45% TO 1.90%   0.45% to 1.90%     0.45% to 1.90%         0.45% to 1.90%       0.45% to 1.90%

Total return, lowest to highest***    0.12% TO 1.57%   4.76% to 6.29%   24.21% to 26.02%   (25.76%) to (24.67%)  (14.54%) to (4.69%)


         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        GROWTH & INCOME CLASS B (1)
                                          -----------------------------------------------------------------------------------------
                                                2005                     2004                   2003                   2002
                                          ----------------          --------------        ----------------     --------------------

Units, beginning of period                       7,864,598               6,966,652               3,162,441                        0
Units issued                                       585,200               4,879,441               5,036,572                3,500,177
Units redeemed                                 (1,572,239)             (3,981,495)             (1,232,361)                (337,736)
                                          ----------------          --------------        ----------------     --------------------

Units, end of period                             6,877,559               7,864,598               6,966,652                3,162,441
                                          ================          ==============        ================     ====================

Unit value                                   $12.434326 TO           $12.412328 to           $11.843741 to             $9.525105 to
                                                $15.540552              $15.559539              $14.891503               $10.375910

Net assets, end of period                      $90,982,652            $103,786,549             $87,718,980              $32,065,912

Investment income ratio*                             1.22%                   0.65%                   1.31%                    0.02%

Expense ratio, lowest to highest**          0.45% TO 2.05%          0.45% to 2.05%          0.45% to 2.05%           0.45% to 1.90%

Total return, lowest to highest***        (0.22%) TO 1.38%          4.38% to 6.07%        19.05% to 25.84%     (23.80%) to (16.99%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          BLUE CHIP GROWTH CLASS A
                                       ---------------------------------------------------------------------------------------------
                                            2005             2004             2003                 2002                  2001
                                       --------------   --------------  ----------------   --------------------  -------------------

Units, beginning of period                 41,137,160       48,830,767        55,143,345             65,796,072           68,424,127
Units issued                                  614,577        1,862,535         6,338,193              8,593,015           13,661,645
Units redeemed                            (8,201,111)      (9,556,142)      (12,650,771)           (19,245,742)         (16,289,700)
                                       --------------   --------------  ----------------   --------------------  -------------------

Units, end of period                       33,550,626       41,137,160        48,830,767             55,143,345           65,796,072
                                       ==============   ==============  ================   ====================  ===================

Unit value                              $10.177034 TO     $9.807280 to      $9.153842 to           $7.211675 to         $9.689796 to
                                           $22.463880       $21.626140       $ 20.165015             $15.870738           $21.302974

Net assets, end of period                $642,723,177     $759,231,872      $840,948,129           $748,537,843       $1,215,555,449

Investment income ratio*                        0.42%            0.12%             0.04%                  0.00%                0.00%

Expense ratio, lowest to highest**     0.45% TO 1.90%   0.45% to 1.90%    0.45% to 1.90%         0.45% to 1.90%        045% to 1.90%

Total return, lowest to highest***     3.62% TO 5.12%   6.98% to 8.54%  26.74% to 28.59%   (25.69%) to (24.60%)  (17.41%) to (2.85%)


         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       BLUE CHIP GROWTH CLASS B (1)
                                           -----------------------------------------------------------------------------------
                                                2005                  2004                 2003                    2002
                                           --------------        --------------      ----------------     --------------------

Units, beginning of period                     10,151,828             7,295,955             3,412,751                        0
Units issued                                    2,714,726             8,801,633             5,659,677                3,698,126
Units redeemed                                (1,579,648)           (5,945,760)           (1,776,473)                (285,375)
                                           --------------        --------------      ----------------     --------------------

Units, end of period                           11,286,906            10,151,828             7,295,955                3,412,751
                                           ==============        ==============      ================     ====================

Unit value                                  $13.414252 TO         $12.942556 to         $12.090745 to             $9.527205 to
                                               $16.228991            $15.705218            $14.715763               $10.290923

Net assets, end of period                    $159,766,685          $138,678,457           $93,168,042              $34,460,397

Investment income ratio*                            0.00%                 0.06%                 0.19%                    0.00%

Expense ratio, lowest to highest**         0.45% TO 2.05%        0.45% to 2.05%        0.45% to 2.05%           0.45% to 1.90%

Total return, lowest to highest***         3.23% TO 4.89%        6.62% to 8.34%      17.65% to 28.44%     (23.78%) to (17.67%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                               MONEY MARKET CLASS A
                                           ----------------------------------------------------------------------------------------
                                                2005              2004               2003               2002              2001
                                           --------------   ----------------   ----------------   ----------------   --------------

Units, beginning of period                     22,525,176         31,177,087         56,776,128         65,338,944       41,114,369
Units issued                                   19,602,188         28,360,526         71,126,276        140,458,904      197,491,069
Units redeemed                               (22,751,981)       (37,012,400)       (96,725,317)      (149,021,720)    (173,266,494)
                                           --------------   ----------------   ----------------   ----------------   --------------

Units, end of period                           19,375,383         22,525,213         31,177,087         56,776,128       65,338,944
                                           ==============   ================   ================   ================   ==============

Unit value                                  $12.224145 TO      $12.134914 to      $12.269168 to      $12.432238 to    $12.523480 to
                                               $19.076452         $18.822668         $18.915167         $19.050311       $19.073731

Net assets, end of period                    $298,159,016       $343,103,484       $474,913,251       $862,061,014   $1,001,127,335

Investment income ratio*                            2.59%              0.77%              0.60%              1.17%            3.34%

Expense ratio, lowest to highest**         0.45% TO 1.90%     0.45% to 1.90%     0.45% to 1.90%     0.45% to 1.90%   0.45% to 1.90%

Total return, lowest to highest***         0.74% TO 2.20%   (1.09%) to 0.35%   (1.31%) to 0.13%   (0.73%) to 0.72%   0.19% to 3.12%


         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        MONEY MARKET CLASS B (1)
                                           -------------------------------------------------------------------------------
                                                2005                2004                 2003                   2002
                                           --------------     ----------------    ------------------      ----------------

Units, beginning of period                     13,717,625           13,360,390            15,049,329                     0
Units issued                                   32,626,072           28,434,433            44,120,139            47,218,626
Units redeemed                               (29,199,078)         (28,077,198)          (45,809,078)          (32,169,297)
                                           --------------     ----------------    ------------------      ----------------

Units, end of period                           17,144,619           13,717,625            13,360,390            15,049,329
                                           ==============     ================    ==================      ================

Unit value                                  $12.142504 TO        $12.077955 to         $12.236045 to         $12.420152 to
                                               $12.799788           $12.548983            $12.529721            $12.538332

Net assets, end of period                    $209,983,421         $166,751,889          $164,148,916          $187,189,382

Investment income ratio*                            2.46%                0.53%                 0.54%                 0.63%

Expense ratio, lowest to highest**         0.45% TO 2.05%       0.45% to 2.05%        0.45% to 2.05%        0.45% to 1.90%

Total return, lowest to highest***         0.38% TO 2.00%     (1.44%) to 0.15%    (1.51%) to (0.07%)      (0.64%) to 0.31%


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)




   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                           GLOBAL EQUITY CLASS A
                                      ----------------------------------------------------------------------------------------------
                                           2005              2004              2003                2002                  2001
                                      ---------------  ----------------  ----------------  --------------------  -------------------

Units, beginning of period                 12,557,791        14,732,770        18,038,233            21,611,381           24,643,214
Units issued                                  437,863           521,755         6,422,788            12,466,118           10,275,336
Units redeemed                            (2,263,202)       (2,696,734)       (9,728,251)          (16,039,266)         (13,307,169)
                                      ---------------  ----------------  ----------------  --------------------  -------------------

Units, end of period                       10,732,452        12,557,791        14,732,770            18,038,233           21,611,381
                                      ===============  ================  ================  ====================  ===================

Unit value                              $12.803909 TO     $11.773610 to     $10.446602 to          $8.344776 to        $10.503647 to
                                           $27.930013        $25.580338        $22.606366            $17.985999           $22.548612

Net assets, end of period                $264,520,685      $284,712,455      $297,329,407          $289,283,925         $441,635,347

Investment income ratio*                        1.27%             1.76%             0.94%                 1.40%                2.46%

Expense ratio, lowest to highest**     0.45% TO 1.90%    0.45% to 1.90%    0.45% to 1.90%        0.45% to 1.90%       0.45% to 1.90%

Total return, lowest to highest***    8.64% TO 10.22%  12.59% to 14.24%  25.06% to 26.89%  (20.63%) to (19.47%)  (17.56%) to (9.10%)


         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)




   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                           GLOBAL EQUITY CLASS B (1)
                                          ------------------------------------------------------------------------------------------
                                                2005                   2004                     2003                   2002
                                          ---------------        ----------------         ----------------     --------------------

Units, beginning of period                      1,760,717               1,441,040                  801,191                        0
Units issued                                      670,394               1,191,629                2,480,392                1,648,948
Units redeemed                                  (391,771)               (871,952)              (1,840,543)                (883,757)
                                          ---------------        ----------------         ----------------     --------------------

Units, end of period                            2,039,340               1,760,717                1,441,040                  801,191
                                          ---------------        ----------------         ----------------     --------------------

Unit value                                  $15.596883 TO           $14.349048 to            $12.737013 to            $10.177657 to
                                               $18.348762              $16.931332               $15.074458               $10.401869

Net assets, end of period                     $32,214,433             $25,596,023              $18,591,440               $8,254,640

Investment income ratio*                            1.07%                   1.27%                    1.29%                    0.02%

Expense ratio, lowest to highest**         0.45% TO 2.05%          0.45% to 2.05%           0.45% to 2.05%           0.45% to 1.90%

Total return, lowest to highest***        8.26% TO 10.00%        12.21% to 14.02%         20.52% to 26.66%     (18.58%) to (16.79%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          GLOBAL BOND CLASS A
                                      ----------------------------------------------------------------------------------------------
                                             2005               2004              2003                2002                2001
                                      ------------------   --------------   ----------------    ----------------    ----------------

Units, beginning of period                     5,762,194        6,593,619          7,138,701           4,880,134           5,937,540
Units issued                                     857,401        1,266,071          3,004,255           5,224,911           3,177,540
Units redeemed                               (1,566,758)      (2,097,496)        (3,549,337)         (2,966,344)         (4,234,946)
                                      ------------------   --------------   ----------------    ----------------    ----------------

Units, end of period                           5,052,837        5,762,194          6,593,619           7,138,701           4,880,134
                                      ==================   ==============   ================    ================    ================

Unit value                                 $16.541159 TO    $18.019638 to      $16.642888 to       $14.614053 to       $12.220839 to
                                              $26.350560       $28.591497         $26.301362          $23.113561          $19.512793

Net assets, end of period                   $112,958,197     $140,271,248       $148,103,843        $141,843,968         $86,117,366

Investment income ratio*                           4.81%            3.93%              3.57%               0.00%               0.00%

Expense ratio, lowest to highest**        0.45% TO 1.90%   0.45% to 1.90%     0.45% to 1.90%      0.45% to 1.90%      0.45% to 1.90%

Total return, lowest to highest***    (8.30%) TO (6.96%)   8.16% to 9.75%   13.22% to 14.88%    17.86% to 19.58%    (1.23%) to 1.23%


         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)




   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                           GLOBAL BOND CLASS B (1)
                                          --------------------------------------------------------------------------------------
                                                 2005                    2004                  2003                   2002
                                          ------------------        --------------        ---------------       ----------------

Units, beginning of period                         5,635,447             3,612,071              1,415,346                      0
Units issued                                       3,750,983             5,667,183              4,738,071              1,961,064
Units redeemed                                   (1,262,943)           (3,643,807)            (2,541,346)              (545,718)
                                          ------------------        --------------        ---------------       ----------------

Units, end of period                               8,123,487             5,635,447              3,612,071              1,415,346
                                          ==================        ==============        ===============       ================

Unit value                                     $13.226348 TO         $14.461843 to          $13.411572 to          $14.277221 to
                                                  $16.832660            $18.331732             $16.932377             $14.946973

Net assets, end of period                       $132,345,749          $100,044,066            $59,181,660            $20,448,895

Investment income ratio*                               4.05%                 2.53%                  4.47%                  0.00%

Expense ratio, lowest to highest**            0.45% TO 2.05%        0.45% to 2.05%         0.45% to 2.05%         0.45% to 1.90%

Total return, lowest to highest***        (8.54%) TO (7.07%)        7.83% to 9.57%        7.29% to 14.65%       14.22% to 19.58%


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  U.S. GOVERNMENT SECURITIES CLASS A
                                      -----------------------------------------------------------------------------------------
                                            2005               2004              2003               2002              2001
                                      ----------------    --------------   ----------------    --------------    --------------

Units, beginning of period                  11,788,615        15,859,265         23,770,516        16,673,668        11,427,813
Units issued                                 1,011,493         2,018,887          4,364,472        15,531,221        12,690,984
Units redeemed                             (3,790,782)       (6,089,437)       (12,275,723)       (8,434,373)       (7,445,129)
                                      ----------------    --------------   ----------------    --------------    --------------

Units, end of period                         9,009,326        11,788,615         15,859,265        23,770,516        16,673,668
                                      ================    ==============   ================    ==============    ==============

Unit value                               $13.492618 TO     $13.536977 to      $13.410281 to     $13.434646 to     $12.678773 to
                                            $22.908316        $22.869318         $22.541971        $22.470272        $21.100300

Net assets, end of period                 $170,763,545      $222,724,666       $293,850,533      $439,203,145      $302,476,585

Investment income ratio*                         1.87%             2.04%              3.66%             3.32%             5.33%

Expense ratio, lowest to highest**      0.45% TO 1.90%    0.45% to 1.90%     0.45% to 1.90%    0.45% to 1.90%    0.45% to 1.90%

Total return, lowest to highest***    (0.33%) TO 1.12%    0.94% to 2.42%   (0.18%) to 1.28%    5.96% to 7.51%    1.43% to 6.55%


         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  U.S. GOVERNMENT SECURITIES CLASS B (1)
                                          --------------------------------------------------------------------------------------
                                                2005                   2004                    2003                    2002
                                          ----------------        ---------------         ---------------         --------------

Units, beginning of period                       9,113,991              9,713,190               7,343,725                      0
Units issued                                       814,216              6,655,275              12,726,050              9,075,441
Units redeemed                                 (3,168,770)            (7,254,474)            (10,356,585)            (1,731,716)
                                          ----------------        ---------------         ---------------         --------------

Units, end of period                             6,759,437              9,113,991               9,713,190              7,343,725
                                          ================        ===============         ===============         ==============

Unit value                                   $12.386347 TO          $12.461012 to           $12.385790 to          $13.086765 to
                                                $14.227286             $13.656401              $13.357923             $13.228371

Net assets, end of period                      $89,588,261           $120,990,121            $127,552,335            $96,468,024

Investment income ratio*                             1.44%                  1.51%                   4.81%                  0.06%

Expense ratio, lowest to highest**          0.45% TO 2.05%         0.45% to 2.05%          0.45% to 2.05%         0.45% to 1.90%

Total return, lowest to highest***        (0.60%) TO 1.00%        0.61% to $2.23%         (0.91) to 1.14%         4.69% to 5.83%


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        DIVERSIFIED BOND CLASS A (2)
                                      ---------------------------------------------------------------------------------------------
                                            2005                2004                2003               2002                2001
                                      ----------------     --------------      --------------     --------------     --------------

Units, beginning of period                   8,195,738         10,294,272          12,536,790         11,370,436          8,434,436
Units issued                                   214,919          1,070,092           1,659,659          4,951,172          7,552,355
Units redeemed                             (8,410,657)        (3,168,626)         (3,902,177)        (3,784,818)        (4,616,335)
                                      ----------------     --------------      --------------     --------------     --------------

Units, end of period                                 0          8,195,738          10,294,272         12,536,790         11,370,436
                                      ================     ==============      ==============     ==============     ==============

Unit value                               $13.975953 TO       13.983764 to       $13.724016 to      $13.371638 to      $12.664622 to
                                            $23.204266         $23.179420          $22.635102         $21.943927         $20.680033

Net assets, end of period                           $0       $166,008,547        $204,621,472       $240,995,255       $210,799,855

Investment income ratio*                         3.73%              4.39%               4.96%              4.25%              5.29%

Expense ratio, lowest to highest**      0.45% TO 1.90%     0.45% to 1.90%      0.45% to 1.90%     0.45% to 1.90%     0.45% to 1.90%

Total return, lowest to highest***    (0.06%) TO 0.42%     1.89% to 3.38%      2.64% to 4.13%     5.58% to 7.12%     1.32% to 6.60%

----------
(2) On April 29, 2005 Diversified Bond Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      DIVERSIFIED BOND CLASS B (1,2)
                                          --------------------------------------------------------------------------------------
                                                2005                    2004                   2003                    2002
                                          ----------------         --------------         --------------          --------------

Units, beginning of period                      21,594,485              3,325,961              1,587,871                       0
Units issued                                     6,908,280             29,762,429              3,564,109               1,784,666
Units redeemed                                (28,502,765)           (11,493,905)            (1,826,019)               (196,795)
                                          ----------------         --------------         --------------          --------------

Units, end of period                                     0             21,594,485              3,325,961               1,587,871
                                          ================         ==============         ==============          ==============

Unit value                                   $12.690786 TO          $12.722519 to          $12.529076 to           $13.160436 to
                                                $14.309090             $14.270229             $13.829583              $13.282245

Net assets, end of period                               $0           $298,211,704            $45,096,105             $20,936,204

Investment income ratio*                             4.21%                  1.28%                  6.19%                   0.13%

Expense ratio, lowest to highest**          0.45% TO 2.05%         0.45% to 2.05%         0.45% to 2.05%          0.45% to 1.90%

Total return, lowest to highest***        (0.25%) TO 0.27%         1.54% to 3.19%         0.23% to 4.12%          5.28% to 6.26%


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(2) On April 29, 2005 Diversified Bond Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                              INCOME & VALUE CLASS A
                                        --------------------------------------------------------------------------------------------
                                             2005             2004              2003                 2002                  2001
                                        --------------   --------------   ----------------   --------------------   ----------------

Units, beginning of period                  21,494,891       20,994,061         22,737,015             23,565,017         22,701,648
Units issued                                   369,030        5,367,062          3,052,198              6,857,086          8,013,287
Units redeemed                             (5,140,462)      (4,866,232)        (4,795,152)            (7,685,088)        (7,149,918)
                                        --------------   --------------   ----------------   --------------------   ----------------

Units, end of period                        16,723,459       21,494,891         20,994,061             22,737,015         23,565,017
                                        ==============   ==============   ================   ====================   ================

Unit value                               $13.467013 TO    $13.030695 to      $12.326232 to           $9.922116 to      $12.016868 to
                                            $26.083691       $25.138132         $23.683960             $18.988592         $22.905535

Net assets, end of period                 $384,467,584     $474,086,542       $443,553,148           $386,995,037       $496,373,021

Investment income ratio*                         1.74%            1.28%              1.98%                  2.09%              2.69%

Expense ratio, lowest to highest**      0.45% TO 1.90%   0.45% to 1.90%     0.45% to 1.90%         0.45% to 1.90%     0.45% to 1.90%

Total return, lowest to highest***      3.25% TO 4.75%   5.61% to 7.16%   24.11% to 25.92%   (17.51%) to (16.31%)   (3.87%) to 0.53%


         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         INCOME & VALUE CLASS B (1)
                                           -----------------------------------------------------------------------------------
                                                2005                  2004                  2003                  2002
                                           --------------        --------------       ----------------    --------------------

Units, beginning of period                      8,250,703             5,630,638              2,049,195                       0
Units issued                                      568,030             7,121,229              4,310,886               2,278,253
Units redeemed                                (2,030,446)           (4,501,164)              (729,443)               (229,058)
                                           --------------        --------------       ----------------    --------------------

Units, end of period                            6,788,287             8,250,703              5,630,638               2,049,195
                                           ==============        ==============       ================    ====================

Unit value                                  $14.179404 TO         $13.730294 to          $12.995332 to           $10.461390 to
                                               $15.645993            $15.195817             $14.425737              $10.920928

Net assets, end of period                     $98,863,912          $116,251,461            $75,170,511             $22,042,973

Investment income ratio*                            1.58%                 0.90%                  2.22%                   0.08%

Expense ratio, lowest to highest**         0.45% TO 2.05%        0.45% to 2.05%         0.45% to 2.05%          0.45% to 1.90%

Total return, lowest to highest***         2.86% TO 4.51%        5.23% to 6.93%       15.33% to 25.72%    (16.31%) to (12.63%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         LARGE CAP GROWTH CLASS A
                                     -----------------------------------------------------------------------------------------------
                                            2005              2004            2003                2002                  2001
                                     ------------------  --------------  ----------------  --------------------  -------------------

Units, beginning of period                   18,242,135      21,383,687        24,587,625            25,410,406           22,585,181
Units issued                                  1,125,843       1,762,797         5,684,990            10,367,523           14,281,211
Units redeemed                              (4,435,263)     (4,904,349)       (8,888,928)          (11,190,304)         (11,455,986)
                                     ------------------  --------------  ----------------  --------------------  -------------------

Units, end of period                         14,932,715      18,242,135        21,383,687            24,587,625           25,410,406
                                     ==================  ==============  ================  ====================  ===================

Unit value                                 $8.466611 TO    $8.594678 to      $8.238003 to          $6.689181 to         $8.821694 to
                                             $18.985398      $19.205427        $18.343918            $14.843099           $19.506566

Net assets, end of period                  $227,889,283    $281,593,747      $317,221,851          $295,254,201         $410,765,326

Investment income ratio*                          0.76%           0.28%             0.27%                 0.33%                0.00%

Expense ratio, lowest to highest**       0.45% TO 1.90%  0.45% to 1.90%    0.45% to 1.90%        0.45% to 1.90%       0.45% to 1.90%

Total return, lowest to highest***   (1.64%) TO (0.20%)  4.17% to 5.70%  22.97% to 24.76%  (24.29%) to (23.18%)  (20.74%) to (8.48%)


         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          LARGE CAP GROWTH CLASS B (1)
                                          -----------------------------------------------------------------------------------------
                                                 2005                    2004                  2003                    2002
                                          ------------------        --------------       ----------------      --------------------

Units, beginning of period                         6,728,280             6,184,532              3,039,530                         0
Units issued                                       1,090,328             4,261,528              4,362,861                 3,280,916
Units redeemed                                   (1,639,384)           (3,717,780)            (1,217,859)                 (241,386)
                                          ------------------        --------------       ----------------      --------------------

Units, end of period                               6,179,224             6,728,280              6,184,532                 3,039,530
                                          ==================        ==============       ================      ====================

Unit value                                     $12.081617 TO         $12.285043 to          $11.782886 to              $9.564734 to
                                                  $14.942499            $15.239625             $14.660737                $10.174875

Net assets, end of period                        $77,940,328           $86,234,800            $76,079,459               $30,394,035

Investment income ratio*                               0.58%                 0.16%                  0.45%                     0.00%

Expense ratio, lowest to highest**            0.45% TO 2.05%        0.45% to 2.05%         0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***        (2.05%) TO (0.47%)        3.84% to 5.52%       17.21% to 24.68%      (23.48%) to (18.60%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                            EQUITY-INCOME CLASS A
                                        --------------------------------------------------------------------------------------------
                                             2005              2004               2003                2002                2001
                                        --------------   ----------------   ----------------  --------------------  ----------------

Units, beginning of period                  30,960,993         34,642,295         38,909,746            39,307,090        32,338,365
Units issued                                 1,328,953          2,837,270          5,234,668            11,921,567        16,106,909
Units redeemed                             (5,477,653)        (6,518,572)        (9,502,119)          (12,318,911)       (9,138,184)
                                        --------------   ----------------   ----------------  --------------------  ----------------

Units, end of period                        26,812,293         30,960,993         34,642,295            38,909,746        39,307,090
                                        ==============   ================   ================  ====================  ================

Unit value                               $14.614762 TO      $14.332181 to      $12.723328 to         $10.326336 to      12.136595 to
                                            $30.744750         $30.000369         $26.499566            $21.400057        $25.025958

Net assets, end of period                 $685,524,914       $775,420,288       $772,000,521          $702,058,453      $861,148,763

Investment income ratio*                         1.30%              1.29%              1.52%                 1.38%             1.66%

Expense ratio, lowest to highest**      0.45% TO 1.90%     0.45% to 1.90%     0.45% to 1.90%        0.45% to 1.90%    0.45% to 1.90%

Total return, lowest to highest***      1.97% TO 3.46%   12.64% to 14.29%   23.21% to 25.01%  (14.92%) to (13.67%)  (2.91%) to 0.83%

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         EQUITY-INCOME CLASS B (1)
                                         ----------------------------------------------------------------------------------------
                                              2005                   2004                    2003                     2002
                                         --------------        ----------------        ----------------      --------------------

Units, beginning of period                   17,406,364              13,005,362               6,022,354                         0
Units issued                                  3,053,910              13,077,116               8,503,892                 6,420,660
Units redeemed                              (2,324,933)             (8,676,113)             (1,520,884)                 (398,306)
                                         --------------        ----------------        ----------------      --------------------

Units, end of period                         18,135,341              17,406,365              13,005,362                 6,022,354
                                         ==============        ================        ================      ====================

Unit value                                $14.638276 TO           $14.383246 to           $12.791261 to             $10.395821 to
                                             $17.136229              $16.846085              $14.989021                $10.702893

Net assets, end of period                  $270,441,878            $254,336,496            $168,285,336               $63,022,582

Investment income ratio*                          0.93%                   0.89%                   1.96%                     0.02%

Expense ratio, lowest to highest**       0.45% TO 2.05%          0.45% to 2.05%          0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***       1.62% TO 3.26%        12.28% to 14.09%        19.83% to 24.84%      (16.83%) to (14.38%)

----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)




   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        STRATEGIC BOND CLASS A
                                       -------------------------------------------------------------------------------------
                                            2005              2004              2003              2002             2001
                                       --------------    --------------   ----------------   --------------   --------------

Units, beginning of period                  9,149,935        11,041,510         11,908,603       12,916,819       14,303,190
Units issued                                  814,177         1,218,440          2,976,542        4,775,012        6,087,151
Units redeemed                            (2,115,732)       (3,110,015)        (3,843,635)      (5,783,228)      (7,473,522)
                                       --------------    --------------   ----------------   --------------   --------------

Units, end of period                        7,848,380         9,149,935         11,041,510       11,908,603       12,916,819
                                       ==============    ==============   ================   ==============   ==============

Unit value                              $15.812526 TO     $15.691734 to      $14.994155 to    $13.509914 to    $12.636812 to
                                           $20.679513        $20.419462         $19.414151       $17.405164       $16.199150

Net assets, end of period                $153,902,783      $177,185,292       $203,675,077     $198,412,514     $202,116,506

Investment income ratio*                        2.90%             3.79%              4.79%            7.04%            7.63%

Expense ratio, lowest to highest**     0.45% TO 1.90%    0.45% to 1.90%     0.45% to 1.90%   0.45% to 1.90%   0.45% to 1.90%

Total return, lowest to highest***     0.77% TO 2.24%    4.65% to 6.18%   10.99% to 12.61%   6.91% to 8.47%   1.09% to 5.76%

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)




   6.  CONDENSED FINANCIAL INFORMATION

                                                                       STRATEGIC BOND CLASS B (1)
                                           ----------------------------------------------------------------------------------
                                                2005                  2004                   2003                   2002
                                           --------------        --------------        ---------------         --------------

Units, beginning of period                      4,919,425             2,753,347              1,004,205                      0
Units issued                                    2,385,760             5,187,139              2,619,423              1,210,957
Units redeemed                                  (759,364)           (3,021,061)              (870,281)              (206,752)
                                           --------------        --------------        ---------------         --------------

Units, end of period                            6,545,821             4,919,425              2,753,347              1,004,205
                                           ==============        ==============        ===============         ==============

Unit value                                  $13.538375 TO         $13.488853 to          $12.941526 to          $13.007548 to
                                               $16.532040            $15.631114             $14.758224             $13.217126

Net assets, end of period                    $100,163,465           $74,721,122            $40,004,665            $13,130,517

Investment income ratio*                            2.00%                 2.33%                  5.53%                  0.23%

Expense ratio, lowest to highest**         0.45% TO 2.05%        0.45% to 2.05%         0.45% to 2.05%         0.45% to 1.90%

Total return, lowest to highest***         0.37% TO 1.98%        4.23% to 5.91%        3.53% to 12.42%         4.06% to 5.74%

----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          OVERSEAS CLASS A (3)
                                    ------------------------------------------------------------------------------------------------

                                           2005              2004              2003                2002                  2001
                                    ------------------  ---------------  ----------------  --------------------  -------------------

Units, beginning of period                  13,775,152       15,746,947        19,196,419            23,474,330           26,265,795
Units issued                                   157,439        1,701,800        12,947,113            29,050,673           33,422,515
Units redeemed                            (13,932,591)      (3,673,595)      (16,396,585)          (33,328,584)         (36,213,980)
                                    ------------------  ---------------  ----------------  --------------------  -------------------

Units, end of period                                 0       13,775,152        15,746,947            19,196,419           23,474,330
                                    ==================  ===============  ================  ====================  ===================

Unit value                               $10.088875 TO    $10.427174 to      $9.492621 to          $6.716070 to         $8.700270 to
                                            $13.226718       $13.668010        $12.436745             $8.794649           $11.387239

Net assets, end of period                           $0     $175,639,842      $182,371,134          $156,830,747         $247,747,125

Investment income ratio*                         0.40%            0.38%             0.49%                 0.59%                0.29%

Expense ratio, lowest to highest**      0.45% TO 1.90%   0.45% to 1.90%    0.45% to 1.90%        0.45% to 1.90%       0.45% to 1.90%

Total return, lowest to highest***  (3.29%) TO (2.83%)  9.68% to 11.29%  41.13% to 43.19%  (22.92%) to (21.79%)  (22.59%) to (8.90%)

----------
(3) On April 29, 2005 Overseas Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         OVERSEAS CLASS B (1,3)
                                        ------------------------------------------------------------------------------------------
                                               2005                   2004                   2003                     2002
                                        ------------------       ---------------       ----------------       --------------------

Units, beginning of period                       2,577,469             1,701,469                922,220                          0
Units issued                                       265,311             2,548,986             10,501,642                  8,061,406
Units redeemed                                 (2,842,780)           (1,672,986)            (9,722,393)                (7,136,186)
                                        ------------------       ---------------       ----------------       --------------------

Units, end of period                                     0             2,577,469              1,701,469                    922,220
                                        ==================       ===============       ================       ====================

Unit value                                   $14.367349 TO         $14.862517 to          $13.578018 to               $9.629170 to
                                                $18.940191            $19.596154             $17.911537                 $10.010302

Net assets, end of period                               $0           $39,282,194            $23,426,728                 $8,975,960

Investment income ratio*                             0.00%                 0.25%                  0.68%                      0.03%

Expense ratio, lowest to highest**          0.45% TO 2.05%        0.45% to 2.05%         0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***      (3.38%) TO (2.87%)       9.30% to 11.06%       41.01% to 43.48%       (22.97%) to (19.92%)

----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(3) On April 29, 2005 Overseas Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          ALL CAP CORE CLASS A
                                      ---------------------------------------------------------------------------------------------
                                           2005             2004              2003                2002                  2001
                                      --------------  ----------------  ----------------  --------------------  -------------------

Units, beginning of period                12,446,000        15,007,303        18,263,260            23,810,588           29,254,951
Units issued                                 699,573         1,025,677         5,959,819             5,474,780            7,866,991
Units redeemed                           (3,106,441)       (3,586,980)       (9,215,776)          (11,022,108)         (13,311,354)
                                      --------------  ----------------  ----------------  --------------------  -------------------

Units, end of period                      10,039,132        12,446,000        15,007,303            18,263,260           23,810,588
                                      --------------  ----------------  ----------------  --------------------  -------------------

Unit value                              $8.171404 TO      $7.623095 to      $6.669038 to          $5.159206 to         $7.022468 to
                                          $18.408599        $17.113549        $14.919288            $11.501386           $15.600316

Net assets, end of period               $163,205,919      $188,028,645      $197,675,353          $186,890,818         $331,290,715

Investment income ratio*                       0.79%             0.46%             0.00%                 0.00%                0.00%

Expense ratio, lowest to highest**    0.45% TO 1.90%    0.45% to 1.90%    0.45% to 1.90%        0.45% to 1.90%       0.45% to 1.90%

Total return, lowest to highest***    7.03% TO 8.59%  14.13% to 15.81%  29.07% to 30.95%  (26.64%) to (25.57%)  (26.83%) to (6.35%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)




   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          ALL CAP CORE CLASS B (1)
                                          ------------------------------------------------------------------------------------------
                                              2005                    2004                     2003                     2002
                                          --------------        ----------------         ----------------       --------------------

Units, beginning of period                       804,403                 737,054                  413,748                          0
Units issued                                     190,681                 724,347                1,349,765                    679,616
Units redeemed                                 (374,074)               (656,998)              (1,026,459)                  (265,868)
                                          --------------        ----------------         ----------------       --------------------

Units, end of period                             621,010                 804,403                  737,054                    413,748
                                          ==============        ================         ================       ====================

Unit value                                 $14.828250 TO           $13.843354 to            $12.127142 to               $9.392813 to
                                              $18.516150              $17.338072               $15.234341                 $10.603738

Net assets, end of period                    $10,074,788             $12,196,406               $9,712,856                 $4,201,973

Investment income ratio*                           0.67%                   0.30%                    0.00%                      0.00%

Expense ratio, lowest to highest**        0.45% TO 2.05%          0.45% to 2.05%           0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***        6.69% TO 8.40%        13.70% to 15.53%         21.79% to 30.67%       (24.86%) to (15.17%)

----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                        ALL CAP GROWTH CLASS A
                                     --------------------------------------------------------------------------------------------
                                          2005             2004             2003                2002                  2001
                                     --------------   --------------  ----------------  --------------------  -------------------

Units, beginning of period               18,298,275       22,058,389        26,212,673            33,232,943           33,687,155
Units issued                                275,513          664,731         4,998,948             7,290,396           14,390,104
Units redeemed                          (4,363,472)      (4,424,845)       (9,153,232)          (14,310,666)         (14,844,316)
                                     --------------   --------------  ----------------  --------------------  -------------------

Units, end of period                     14,210,316       18,298,275        22,058,389            26,212,673           33,232,943
                                     ==============   ==============  ================  ====================  ===================

Unit value                             $8.197559 TO     $7.653722 to      $7.312204 to          $5.757704 to         $7.751463 to
                                         $19.226457       $17.888430        $17.030370            $13.363096           $17.927398

Net assets, end of period              $240,459,653     $288,178,529      $331,738,199          $310,480,279         $532,334,423

Investment income ratio*                      0.00%            0.00%             0.00%                 0.00%                0.00%

Expense ratio, lowest to highest**   0.45% TO 1.90%   0.45% to 1.90%    0.45% to 1.90%        0.45% to 1.90%       0.45% to 1.90%

Total return, lowest to highest***   6.95% TO 8.50%   4.51% to 6.04%  26.81% to 28.66%  (25.83%) to (24.75%)  (29.27%) to (6.77%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                         ALL CAP GROWTH CLASS B (1)
                                          --------------------------------------------------------------------------------------
                                               2005                  2004                   2003                     2002
                                          --------------        --------------        ----------------      --------------------

Units, beginning of period                     2,589,595             2,358,967               1,153,845                         0
Units issued                                     307,434             1,946,274               2,562,347                 1,268,098
Units redeemed                                 (837,710)           (1,715,646)             (1,357,225)                 (114,253)
                                          --------------        --------------        ----------------      --------------------

Units, end of period                           2,059,319             2,589,595               2,358,967                 1,153,845
                                          ==============        ==============        ================      ====================

Unit value                                 $13.420220 TO         $12.542810 to           $11.992594 to              $9.451441 to
                                              $16.660883            $15.618245              $14.978110                $10.098271

Net assets, end of period                    $29,031,690           $34,155,285             $29,734,149               $11,482,174

Investment income ratio*                           0.00%                 0.00%                   0.00%                     0.00%

Expense ratio, lowest to highest**        0.45% TO 2.05%        0.45% to 2.05%          0.45% to 2.05%            0.45% to 1.90%

Total return, lowest to highest***        6.57% TO 8.28%        4.17% to 5.85%        19.75% to 28.42%      (24.39%) to (19.21%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


      6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      INTERNATIONAL SMALL CAP CLASS A
                                       ---------------------------------------------------------------------------------------------
                                            2005             2004              2003                2002                  2001
                                       --------------  ----------------  ----------------  --------------------  -------------------
Units, beginning of period                  6,714,153         7,269,054         7,906,160             9,953,578          11,973,322
Units issued                                1,018,113         1,610,404         1,672,494             6,021,668          14,337,064
Units redeemed                             (2,039,644)       (2,165,305)       (2,309,600)           (8,069,086)        (16,356,808)
                                       --------------  ----------------  ----------------  --------------------  ------------------

Units, end of period                        5,692,622         6,714,153         7,269,054             7,906,160           9,953,578
                                       ==============  ================  ================  ====================  ==================

Unit value                              $10.889133 TO     $10.063969 to      $8.460002 to          $5.556362 to        $6.790288 to
                                           $20.819100        $19.174442        $16.062039            $10.512423          $12.802022

Net assets, end of period                $112,015,150      $122,001,169      $111,030,873           $79,096,093        $121,449,107

Investment income ratio*                         0.93%             0.12%             0.00%                 0.00%               0.00%

Expense ratio, lowest to highest**      0.45% TO 1.90%    0.45% to 1.90%    0.45% to 1.90%        0.45% to 1.90%      0.45% to 1.90%

Total return, lowest to highest***      8.04% TO 9.61%  18.78% to 20.52%  52.03% to 54.25%  (18.29%) to (17.10%) (32.30%) to (6.50%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)




   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    INTERNATIONAL SMALL CAP CLASS B (1)
                                          ----------------------------------------------------------------------------------------
                                               2005                  2004                    2003                     2002
                                          --------------       ----------------        ----------------       --------------------

Units, beginning of period                     2,122,368              1,415,110                 475,964                          0
Units issued                                     948,551              2,346,466               2,228,980                  4,698,900
Units redeemed                                 (930,436)            (1,639,208)             (1,289,834)                (4,222,936)
                                          --------------       ----------------        ----------------       --------------------

Units, end of period                           2,140,483              2,122,368               1,415,110                    475,964
                                          ==============       ================        ================       ====================

Unit value                                 $19.132518 TO          $17.746163 to           $14.964601 to               $9.856697 to
                                              $22.973265             $21.319236              $17.986631                 $10.206568

Net assets, end of period                    $41,886,365            $38,395,531             $21,492,310                 $4,749,217

Investment income ratio*                           0.25%                  0.08%                   0.00%                      0.00%

Expense ratio, lowest to highest**        0.45% TO 2.05%         0.45% to 2.05%          0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***        7.65% TO 9.38%       18.41% to 20.32%        43.80% to 54.04%       (21.15%) to (18.35%)

----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   PACIFIC RIM EMERGING MARKETS CLASS A
                                     ----------------------------------------------------------------------------------------------
                                           2005              2004              2003                2002                 2001
                                     ----------------  ----------------  ----------------  --------------------  ------------------

Units, beginning of period                  4,342,246         4,610,424         4,697,629             5,504,185           6,488,328
Units issued                                1,890,910         2,171,053         2,658,863            18,214,307          24,024,825
Units redeemed                            (1,355,140)       (2,439,231)       (2,746,068)          (18,570,863)        (25,458,968)
                                     ----------------  ----------------  ----------------  --------------------  ------------------

Units, end of period                        4,878,016         4,342,246         4,610,424             4,697,629           5,054,185
                                     ================  ================  ================  ====================  ==================

Unit value                              $12.166905 TO      $9.825937 to      $8.536943 to          $6.161288 to        $7.154529 to
                                           $19.988559        $16.166820        $14.067127            $10.167731          $11.824607

Net assets, end of period                 $63,116,105       $45,135,643       $41,381,634           $30,140,478         $37,254,151

Investment income ratio*                        0.86%             0.45%             0.15%                 0.12%               0.41%

Expense ratio, lowest to highest**     0.45% TO 1.90%    0.45% to 1.90%    0.45% to 1.90%        0.45% to 1.90%      0.45% to 1.90%

Total return, lowest to highest***   23.39% TO 25.19%  14.70% to 16.37%  38.07% to 40.09%  (14.18%) to (12.93%)  (20.30%) to (5.4%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 PACIFIC RIM EMERGING MARKETS CLASS B (1)
                                       -------------------------------------------------------------------------------------------
                                             2005                    2004                    2003                     2002
                                       ----------------        ----------------        ----------------       --------------------

Units, beginning of period                    1,619,034               1,301,100                 415,749                          0
Units issued                                  1,432,252               2,071,258               4,480,850                  2,486,091
Units redeemed                                (696,101)             (1,753,324)             (3,595,499)                (2,070,342)
                                       ----------------        ----------------        ----------------       --------------------

Units, end of period                          2,355,185               1,619,034               1,301,100                    415,749
                                       ================        ================        ================       ====================

Unit value                                $19.244107 TO           $15.636854 to           $13.645273 to               $9.896593 to
                                             $25.733555              $20.920290              $18.264938                 $10.687117

Net assets, end of period                   $46,964,342             $26,155,337             $18,416,249                 $4,205,991

Investment income ratio*                          0.68%                   0.34%                   0.21%                      0.00%

Expense ratio, lowest to highest**       0.45% TO 2.05%          0.45% to 2.05%          0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***     22.89% TO 24.86%        14.42% to 16.27%        37.88% to 46.31%       (20.83%) to (14.50%)

----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)


   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      SCIENCE & TECHNOLOGY CLASS A
                                     ----------------------------------------------------------------------------------------------
                                          2005             2004              2003                2002                   2001
                                     --------------  ----------------  ----------------  --------------------  --------------------

Units, beginning of period               29,947,930        35,764,832        35,077,566            43,964,781            44,055,621
Units issued                              1.338.136         3,362,656        14,724,177             9,118,236            15,725,413
Units redeemed                          (7,061,550)       (9,179,558)      (14,036,911)          (18,005,451)          (15,816,253)
                                     --------------  ----------------  ----------------  --------------------  --------------------

Units, end of period                     24,224,516        29,947,930        35,764,832            35,077,566            43,964,781
                                     ==============  ================  ================  ====================  ====================

Unit value                             $4.372950 TO      $4.359175 to     $4.397877 to           $2.975729 to          $5.112469 to
                                         $12.396555        $12.314482       $12.380278              $8.347636            $14.291433

Net assets, end of period              $253,761,083      $313,598,260      $375,706,275          $252,456,512          $551,300,087

Investment income ratio*                      0.00%             0.00%             0.00%                 0.00%                 0.00%

Expense ratio, lowest to highest**   0.45% TO 1.90%    0.45% to 1.90%    0.45% to 1.90%        0.45% to 1.90%        0.45% to 1.90%

Total return, lowest to highest***   0.17% TO 1.62%  (1.03%) to 0.42%  47.57% to 49.72%  (41.88%) to (41.03%)  (48.92%) to (17.49%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        SCIENCE & TECHNOLOGY CLASS B (1)
                                         -------------------------------------------------------------------------------------------
                                               2005                    2004                    2003                     2002
                                         ----------------        ----------------        ----------------       --------------------

Units, beginning of period                      4,890,477               4,628,650               1,196,437                          0
Units issued                                      798,306               4,110,722               4,688,047                  1,643,810
Units redeemed                                (1,395,772)             (3,848,895)             (1,255,834)                  (447,373)
                                         ----------------        ----------------        ----------------       --------------------

Units, end of period                            4,293,011               4,890,477               4,628,650                  1,196,437
                                         ================        ================        ================       ====================

Unit value                                  $10.829359 TO           $10.811722 to           $10.906148 to               $7.368796 to
                                               $15.970873              $15.992651              $16.180953                  $9.366646

Net assets, end of period                     $55,872,386             $63,235,574             $60,374,420                $10,721,724

Investment income ratio*                            0.00%                   0.00%                   0.00%                      0.00%

Expense ratio, lowest to highest**         0.45% TO 2.05%          0.45% to 2.05%          0.45% to 2.05%             0.45% to 1.90%

Total return, lowest to highest***       (0.24%) TO 1.37%        (1.26%) to 0.33%        29.36% to 49.79%       (41.05%) to (25.07%)

----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



   6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       EMERGING SMALL COMPANY CLASS A
                                      --------------------------------------------------------------------------------------------
                                           2005             2004             2003                2002                  2001
                                      --------------  ---------------  ----------------  --------------------  -------------------

Units, beginning of period                 9,203,974       11,131,014        11,412,016            11,986,788           11,228,885
Units issued                                 979,896        1,565,086         5,192,041             5,448,161            6,887,567
Units redeemed                           (2,811,922)      (3,492,126)       (5,473,043)           (6,022,933)          (6,129,664)
                                      --------------  ---------------  ----------------  --------------------  -------------------

Units, end of period                       7,371,948        9,203,974        11,131,014            11,412,016           11,986,788
                                      ==============  ===============  ================  ====================  ===================

Unit value                              $9.025056 TO     $8.742929 to      $7.978493 to          $5.810609 to         $8.352524 to
                                          $19.511954       $18.836146        $17.129022            $12.431278           $17.806889

Net assets, end of period               $125,170,694     $151,793,639      $166,790,443          $125,631,402         $193,832,310

Investment income ratio*                       0.00%            0.00%             0.00%                 0.00%                0.00%

Expense ratio, lowest to highest**    0.45% TO 1.90%   0.45% to 1.90%    0.45% to 1.90%        0.45% to 1.90%       0.45% to 1.90%

Total return, lowest to highest***    3.07% TO 4.57%  9.42% to 11.02%  37.10% to 39.10%  (30.54%) to (29.52%)  (27.44%) to (3.05%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    EMERGING SMALL COMPANY CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            4,677,090          4,424,233          1,466,541                  0
Units issued                          1,136,184          3,683,207          3,983,819          1,726,040
Units redeemed                       (1,328,506)        (3,430,350)        (1,026,127)          (259,499)
                                 --------------     --------------     --------------     --------------

Units, end of period                  4,484,768          4,677,090          4,424,233          1,466,541
                                 ==============     ==============     ==============     ==============

Unit value                       $    14.035567     $    13.607657     $    12.428445     $     9.058585
                                  TO $18.142261      to $17.641824      to $16.161563       to $9.616734

Net assets, end of period        $   65,842,600     $   66,352,895     $   57,407,534     $   13,889,803

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    2.73%              9.05%             29.21%            (27.53%)
highest***                              TO 4.39%          to 10.81%          to 38.85%         to (23.07%)

----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               AGGRESSIVE GROWTH CLASS A (4)
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           13,765,972         16,963,540         18,762,718         21,262,375         20,373,780
Units issued                            102,916          1,226,506          5,222,131          8,001,989          8,883,520
Units redeemed                      (13,868,888)        (4,424,074)        (7,021,309)       (10,501,646)        (7,994,925)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                          0         13,765,972         16,963,540         18,762,718         21,262,375
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $     7.860493     $     8.468944     $     7.888253     $     5.996302     $     8.132426
                                  TO $12.053689      to $12.971720      to $12.039961       to $9.120311      to $12.326027

Net assets, end of period        $            0     $  167,786,358     $  192,449,906     $  161,507,826     $  248,529,379

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                   (7.23%)             7.20%             31.36%            (26.38%)           (27.97%)
highest***                             TO (6.79%)          to 8.77%          to 33.27%         to (25.30%)        to (10.95%)

----------
(4) On April 29, 2005 Aggressive Growth Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      AGGRESSIVE GROWTH CLASS B (1,4)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            2,801,941          2,668,436          1,398,896                  0
Units issued                            100,346          1,913,951          2,223,687          1,543,409
Units redeemed                       (2,902,287)        (1,780,446)          (954,147)          (144,513)
                                 --------------     --------------     --------------     --------------

Units, end of period                          0          2,801,941          2,668,436          1,398,896
                                 ==============     ==============     ==============     ==============

Unit value                         $12.402794TO     $    13.370729     $    12.447664     $     9.474119
                                 $    15.588990      to $16.822036      to $15.707903       to $9.629662

Net assets, end of period        $            0     $   37,805,146     $   33,516,213     $   13,349,827

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                   (7.36%)             6.99%             25.58%            (24.21%)
highest***                             TO (6.88%)          to 8.72%          to 32.97%         to (22.96%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(4) On April 29, 2005 Aggressive Growth Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                INTERNATIONAL STOCK CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            7,050,911          8,135,549          9,199,690          9,754,386          9,408,723
Units issued                            657,952            779,028          1,861,539         13,713,573         13,798,624
Units redeemed                       (1,772,560)        (1,863,666)        (2,925,680)       (14,268,269)       (13,452,961)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  5,936,303          7,050,911          8,135,549          9,199,690          9,754,386
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    11.010008     $     9.663241     $     8.507707     $     6.645829     $     8.636273
                                  TO $15.090269      to $13.198278      to $11.579330       to $9.013656       to $11.67228

Net assets, end of period        $   85,233,778     $   88,831,971     $   90,088,588     $   79,352,642     $  109,170,001

Investment income ratio*                   0.80%              0.83%              0.51%              0.46%              0.20%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                   13.77%             13.41%             27.82%            (23.16%)           (22.91%)
highest***                             TO 15.42%          to 15.07%          to 29.69%         to (22.04%)         to (6.92%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     INTERNATIONAL STOCK CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            2,040,982          1,933,496          1,172,215                  0
Units issued                            586,031          1,408,039         11,460,934         11,078,165
Units redeemed                         (687,217)        (1,300,553)       (10,699,653)        (9,905,950)
                                 --------------     --------------     --------------     --------------

Units, end of period                  1,939,796          2,040,982          1,933,496          1,172,215
                                 ==============     ==============     ==============     ==============

Unit value                       $    15.868390     $    13.976842     $    12.349503     $     9.662625
                                  TO $20.920451      to $18.435878      to $16.297528       to $9.962987

Net assets, end of period        $   31,413,694     $   29,022,125     $   24,222,398     $   11,416,476

Investment income ratio*                   0.00%              0.62%              0.73%              0.02%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                   13.36%             13.01%             27.81%            (22.70%)
highest***                             TO 15.19%          to 14.83%          to 30.55%         to (20.30%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       VALUE CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           11,368,125         11,855,766         15,182,537         16,438,592          9,465,352
Units issued                            882,408          2,542,230          1,956,882          5,175,553         13,297,434
Units redeemed                       (3,729,797)        (3,029,871)        (5,283,653)        (6,431,608)        (6,324,194)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  8,520,736         11,368,125         11,855,766         15,182,537         16,438,592
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    15.373062     $    13.919071     $    12.317400     $     9.046893     $    11.944310
                                  TO $23.006889      to $20.727331      to $18.250518      to $13.337895       to $17.52564

Net assets, end of period        $  177,720,285     $  215,147,264     $  197,921,279     $  185,855,695     $  267,152,496

Investment income ratio*                   0.62%              0.55%              1.27%              0.85%              0.54%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                   10.45%             13.00%             36.15%            (24.26%)            (4.45%)
highest***                             TO 12.05%          to 14.66%          to 38.14%         to (23.15%)           to 2.95%

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            VALUE CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            3,079,761          2,081,948          1,171,327                  0
Units issued                            755,377          3,281,441          1,609,627          1,443,692
Units redeemed                       (1,239,490)        (2,283,628)          (699,006)          (272,365)
                                 --------------     --------------     --------------     --------------

Units, end of period                  2,595,648          3,079,761          2,081,948          1,171,327
                                 ==============     ==============     ==============     ==============

Unit value                       $    16.049614     $    14.558218     $    12.898462     $     9.484479
                                  TO $20.327054      to $18.447390      to $16.352424       to $9.618617

Net assets, end of period        $   42,338,409     $   45,452,011     $   27,116,533     $   11,154,001

Investment income ratio*                   0.42%              0.35%              1.63%              0.03%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                   10.08%             12.70%             30.73%            (24.12%)
highest***                             TO 11.85%          to 14.52%          to 37.98%         to (23.05%)



----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               REAL ESTATE SECURITIES CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            7,123,700          7,482,688          7,927,546          5,414,699          3,687,770
Units issued                            844,360          2,051,678          1,875,751          6,920,218          5,189,185
Units redeemed                       (2,215,602)        (2,410,666)        (2,320,609)        (4,407,371)        (3,462,256)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  5,752,458          7,123,700          7,482,688          7,927,546          5,414,699
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    24.214951     $    22.063526     $    17.031078     $    12.429938     $    12.171588
                                  TO $28.082810      to $25.460516      to $19.555029      to $14.251467      to $14.088482

Net assets, end of period        $  154,631,007     $  173,731,258     $  140,549,733     $  108,728,937     $   73,831,187

Investment income ratio*                   2.04%              2.35%              2.60%              2.79%              2.72%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    9.75%             29.55%             36.53%              0.65%             (0.85%)
highest***                             TO 11.35%          to 31.44%          to 38.52%           to 2.12%           to 2.70%

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    REAL ESTATE SECURITIES CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            5,770,155          4,457,318          2,351,590                  0
Units issued                          1,281,774          5,031,505          2,711,985          2,848,902
Units redeemed                       (1,976,842)        (3,718,668)          (606,257)          (497,312)
                                 --------------     --------------     --------------     --------------

Units, end of period                  5,075,087          5,770,155          4,457,318          2,351,590
                                 ==============     ==============     ==============     ==============

Unit value                       $    22.145736     $    20.243721     $    15.682026     $    11.806602
                                  TO $24.712132      to $22.499805      to $17.360006      to $12.702902

Net assets, end of period        $  119,047,112     $  123,183,220     $   73,356,359     $   28,214,076

Investment income ratio*                   1.56%              1.73%              3.36%              0.07%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    9.40%             29.09%             25.46%             (5.55%)
highest***                             TO 11.15%          to 31.18%          to 38.31%           to 1.62%


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     HIGH YIELD CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           12,535,359         16,032,130         12,189,072         11,000,013          9,231,805
Units issued                          3,793,377          5,222,351         12,879,311         11,010,152         10,474,386
Units redeemed                       (7,475,760)        (8,719,122)        (9,036,253)        (9,821,093)        (8,706,178)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  8,852,976         12,535,359         16,032,130         12,189,072         11,000,013
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    13.314332     $    13.065633     $    11.972562     $     9.790451     $    10.698741
                                  TO $15.831453      to $15.481606      to $14.136722      to $11.519811      to $12.544550

Net assets, end of period        $  134,654,459     $  186,475,958     $  217,897,123     $  135,503,987     $  133,703,955

Investment income ratio*                   5.33%              5.11%              5.25%              9.05%             10.36%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    1.75%              8.97%             22.11%             (8.63%)           (12.80%)
highest***                              TO 3.23%          to 10.56%          to 23.89%          to (7.29%)         to (4.10%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          HIGH YIELD CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            7,788,953          6,901,397          1,634,575                  0
Units issued                          2,839,472          7,139,800          9,603,715          2,514,044
Units redeemed                       (4,460,759)        (6,252,244)        (4,336,893)          (879,469)
                                 --------------     --------------     --------------     --------------

Units, end of period                  6,167,666          7,788,953          6,901,397          1,634,575
                                 ==============     ==============     ==============     ==============

Unit value                       $    15.113401     $    14.895606     $    13.716878     $    11.370655
                                  TO $16.591780      to $16.093830      to $14.584494      to $11.795820

Net assets, end of period        $   96,924,776     $  120,087,018     $   97,676,974     $   18,965,099

Investment income ratio*                   4.29%              3.83%              5.55%              2.32%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    1.46%              8.59%              9.74%             (9.03%)
highest***                              TO 3.09%          to 10.35%          to 23.64%          to (5.63%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             LIFESTYLE AGGRESSIVE 1000 CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           11,723,177         10,288,002          8,668,429          7,885,558          5,617,693
Units issued                          2,515,500          3,645,473          2,978,442          2,591,995          3,167,530
Units redeemed                       (2,634,977)        (2,210,298)        (1,358,869)        (1,809,124)          (899,665)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                 11,603,700         11,723,177         10,288,002          8,668,429          7,885,558
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    12.897174     $    11.862395     $    10.402017     $     7.846184     $    10.070301
                                  TO $16.525007      to $15.146219      to $13.235054       to $9.948297      to $12.723595

Net assets, end of period        $  181,450,796     $  168,003,807     $  128,410,920     $   81,126,941     $   95,035,178

Investment income ratio*                   1.89%              0.71%              0.40%              0.81%              4.10%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    8.56%             13.87%             32.38%            (22.20%)           (17.24%)
highest***                             TO 10.14%          to 15.54%          to 34.31%         to (21.06%)         to (5.20%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  LIFESTYLE AGGRESSIVE 1000 CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period           16,230,475         10,009,484          2,580,939                  0
Units issued                          2,548,751         14,668,234          8,230,202          2,744,346
Units redeemed                       (2,040,069)        (8,447,243)          (801,657)          (163,407)
                                 --------------     --------------     --------------     --------------

Units, end of period                 16,739,157         16,230,475         10,009,484          2,580,939
                                 ==============     ==============     ==============     ==============

Unit value                       $    16.327296     $    15.062247     $    13.227795     $     9.992622
                                  TO $19.660485      to $18.146230      to $15.944168      to $10.085357

Net assets, end of period        $  277,178,418     $  247,350,540     $  133,575,232     $   25,831,354

Investment income ratio*                   1.85%              0.55%              0.35%              0.03%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    8.24%             13.70%             27.47%            (20.06%)
highest***                              TO 9.98%          to 15.54%          to 34.31%         to (19.32%)



----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                LIFESTYLE GROWTH 820 CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           43,023,265         40,468,735         37,144,305         32,268,748         22,642,561
Units issued                         11,447,767         10,868,377          8,122,016         11,002,122         12,489,210
Units redeemed                       (8,768,923)        (8,313,847)        (4,797,586)        (6,126,565)        (2,863,023)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                 45,702,109         43,023,265         40,468,735         37,144,305         32,268,748
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    13.675831     $    12.807137     $    11.374440     $     8.934824     $    10.804923
                                  TO $18.605825      to $17.363307      to $15.366925      to $12.028869      to $14.495682

Net assets, end of period        $  779,580,038     $  683,979,444     $  570,549,874     $  410,561,178     $   37,103,391

Investment income ratio*                   2.72%              1.33%              1.18%              2.19%              4.84%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                              TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    6.62%             12.43%             27.11%            (17.43%)           (12.66%)
highest***                              TO 8.18%          to 14.07%          to 28.97%         to (16.22%)         to (3.45%)

                                                       LIFESTYLE GROWTH 820 CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period          127,773,544         44,470,674         10,923,916                  0
Units issued                        153,565,043        148,557,244         34,791,382         11,378,337
Units redeemed                       (4,055,599)       (65,254,374)        (1,244,624)          (454,421)
                                 --------------     --------------     --------------     --------------

Units, end of period                277,282,988        127,773,544         44,470,674         10,923,916
                                 ==============     ==============     ==============     ==============

Unit value                       $    16.143470     $    15.124169     $    13.417365     $    10.537942
                                  TO $19.162135      to $17.066334      to $15.185956      to $10.751721

Net assets, end of period        $4,520,492,507     $1,952,965,179     $  603,952,682     $  116,383,251

Investment income ratio*                   2.26%              0.70%              1.14%              0.06%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                              TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    6.31%             12.27%             21.41%            (15.70%)
highest***                             TO 8.02%          to 14.08%          to 28.86%        to (13.99%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               LIFESTYLE BALANCED 640 CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           46,653,598         43,678,154         39,839,424         31,629,891         22,027,740
Units issued                         12,185,756         11,757,592         10,169,800         14,577,277         12,773,043
Units redeemed                       (8,906,106)        (8,781,031)        (6,331,070)        (6,367,744)        (3,130,892)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                 49,933,248         46,653,598         43,678,154         39,839,424         31,629,891
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    14.483759     $    13.796388     $    12.377588     $    10.165146     $    11.493504
                                  TO $19.762663      to $18.749859      to $16.754333      to $13.704682     to $15.4433554

Net assets, end of period        $  894,431,522     $  789,746,066     $  661,608,444     $  495,557,446     $  452,066,345

Investment income ratio*                   3.84%              2.09%              2.34%              3.26%              5.03%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    4.88%             11.35%             21.64%            (11.65%)            (8.05%)
highest***                              TO 6.40%          to 12.98%          to 23.42%         to (10.35%)         to (2.36%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    LIFESTYLE BALANCED 640 CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period          125,540,856         48,853,728         13,727,140                  0
Units issued                        136,341,488        137,648,730         37,182,352         13,950,984
Units redeemed                       (4,605,990)       (60,961,602)        (2,055,764)          (223,844)
                                 --------------     --------------     --------------     --------------

Units, end of period                257,276,354        125,540,856         48,853,728         13,727,140
                                 ==============     ==============     ==============     ==============

Unit value                       $    15.979079     $    15.209160     $    13.634469     $    11.180582
                                  TO $16.924977      to $16.155343      to $14.526297      to $11.423888

Net assets, end of period        $4,150,373,502     $1,929,169,904     $  674,020,791     $  155,304,071

Investment income ratio*                   3.23%              1.16%              2.37%              0.11%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    4.64%             11.10%             16.13%           (10.56%)
highest***                              TO 6.33%          to 12.90%          to 23.42%         to (5.35%)



----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               LIFESTYLE MODERATE 460 CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           15,172,890         15,778,860         15,045,263         10,955,088          8,470,782
Units issued                          4,050,195          4,234,474          4,239,428          7,362,784          4,175,166
Units redeemed                       (3,696,973)        (4,840,444)        (3,505,831)        (3,272,609)        (1,690,860)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                 15,526,112         15,172,890         15,778,860         15,045,263         10,955,088
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    14.609563     $    14.281197     $    13.095398     $    11.315989     $    12.006535
                                  TO $20.011835      to $19.484176      to $17.794866      to $15.315540      to $16.185243

Net assets, end of period        $  283,417,657     $  268,252,914     $  254,597,753     $  208,678,078     $  165,653,944

Investment income ratio*                   4.06%              2.72%              3.01%              3.40%              5.41%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    2.20%              8.95%             15.61%             (5.85%)            (3.95%)
highest***                              TO 3.69%          to 10.54%          to 17.30%          to (4.47%)         to (1.42%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    LIFESTYLE MODERATE 460 CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period           37,687,981         18,782,566          5,869,403                  0
Units issued                         29,540,522         39,532,258         14,474,779          6,137,859
Units redeemed                       (2,784,741)       (20,626,843)        (1,561,616)          (268,456)
                                 --------------     --------------     --------------     --------------

Units, end of period                 64,443,762         37,687,981         18,782,566          5,869,403
                                 ==============     ==============     ==============     ==============

Unit value                       $    15.260576     $    14.954394     $    13.726448     $    11.849812
                                  TO $16.086463      to $15.534425      to $14.055820      to $11.983146

Net assets, end of period        $  991,679,800     $  566,888,895     $  258,689,422     $   69,762,562

Investment income ratio*                   3.58%              1.59%              3.31%              0.17%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    1.90%              8.78%             11.08%             (5.20%)
highest***                              TO 3.53%          to 10.54%          to 17.30%          to (4.13%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             LIFESTYLE CONSERVATIVE 280 CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            8,979,630          8,694,983          9,468,995          6,695,670          4,788,787
Units issued                          3,252,639          3,924,826          3,574,566          5,362,317          3,306,433
Units redeemed                       (3,912,577)        (3,640,179)        (4,348,578)        (2,588,992)        (1,399,500)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  8,319,692          8,979,630          8,694,983          9,468,995          6,695,670
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    14.690205     $    14.551671     $    13.658793     $    12.478970     $    12.503081
                                  TO $20.005481      to $19.718253      to $18.415805      to $16.741166      to $16.689833

Net assets, end of period        $  152,461,030     $  162,470,887     $  147,502,755     $  146,341,361     $  105,738,771

Investment income ratio*                   4.75%              3.36%              3.97%              3.08%              4.28%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    0.95%              6.54%              9.45%             (0.19%)             0.02%
highest***                              TO 2.42%           to 8.10%          to 11.05%           to 1.27%           to 2.76%

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   LIFESTYLE CONSERVATIVE 280 CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period           17,300,819          9,758,062          3,504,151                  0
Units issued                         11,866,380         19,159,041          8,914,252          3,860,984
Units redeemed                       (4,260,009)       (11,616,284)        (2,660,341)          (356,833)
                                 --------------     --------------     --------------     --------------

Units, end of period                 24,907,190         17,300,819          9,758,062          3,504,151
                                 ==============     ==============     ==============     ==============

Unit value                       $    14.193526     $    14.091319     $    13.255928     $    12.455071
                                  TO $15.432640      to $15.078992      to $13.959339      to $12.570409

Net assets, end of period        $  368,417,695     $  253,058,842     $  133,685,859     $   43,758,875

Investment income ratio*                   4.40%              2.12%              4.20%              0.25%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    0.73%              6.30%              6.05%             (0.36%)
highest***                              TO 2.35%           to 8.02%          to 11.05%           to 0.56%


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                SMALL COMPANY VALUE CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           14,366,611         15,205,749         16,010,391          9,912,518          4,807,888
Units issued                            787,810          3,530,167          7,333,926         17,802,268         13,059,190
Units redeemed                       (4,021,604)        (4,369,305)        (8,138,568)       (11,704,395)        (7,854,560)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                 11,132,817         14,366,611         15,205,749         16,010,391          9,912,518
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    19.680508     $    18.738753     $    15.255705     $    11.631943     $    12.602235
                                  TO $21.965690      to $20.883351      to $16.976139      to $12.924339      to $13.981425

Net assets, end of period        $  229,829,607     $  281,190,292     $  241,376,374     $  193,031,852     $  129,266,865

Investment income ratio*                   0.28%              0.16%              0.41%              0.29%              0.14%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    5.03%             22.83%             31.15%             (7.70%)             0.82%
highest***                              TO 6.55%          to 24.63%          to 33.07%          to (6.35%)          to 6.06%

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     SMALL COMPANY VALUE CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period           11,152,895          8,705,019          4,130,323                  0
Units issued                          1,152,791          8,448,759          6,202,403          5,004,133
Units redeemed                       (2,331,037)        (6,000,883)        (1,627,707)          (873,810)
                                 --------------     --------------     --------------     --------------

Units, end of period                  9,974,649         11,152,895          8,705,019          4,130,323
                                 ==============     ==============     ==============     ==============

Unit value                       $    17.165435     $    16.382482     $    13.364515     $    10.197768
                                  TO $19.607567      to $18.722545      to $15.281139      to $11.505543

Net assets, end of period        $  178,396,318     $  189,901,972     $  120,317,623     $   43,168,147

Investment income ratio*                   0.07%              0.08%              0.58%              0.01%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    4.62%             22.40%             22.17%            (18.42%)
highest***                              TO 6.30%          to 24.38%          to 32.96%          to (7.96%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                INTERNATIONAL VALUE CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           11,967,042         11,406,550         10,361,088          7,152,751          4,861,051
Units issued                         13,053,618          3,063,895          4,448,760         11,203,326          7,172,267
Units redeemed                       (3,983,369)        (2,503,403)        (3,403,298)        (7,994,989)        (4,880,567)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                 21,037,291         11,967,042         11,406,550         10,361,088          7,152,751
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    15.653467     $    14.400513     $    12.045466     $     8.453467     $    10.459987
                                  TO $17.881443      to $16.452869      to $13.769068       to $9.667908      to $11.968682

Net assets, end of period        $  335,773,589     $  175,648,455     $  139,826,546     $   89,056,992     $   75,552,701

Investment income ratio*                   0.63%              1.21%              0.82%              0.78%              1.02%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    8.47%             19.25%             42.14%            (19.39%)           (11.45%)
highest***                             TO 10.05%          to 21.00%          to 44.21%         to (18.21%)         to (4.25%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      INTERNATIONAL VALUE CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            8,849,789          6,546,959          3,037,391                  0
Units issued                          4,150,132          6,889,921          8,369,939          9,698,755
Units redeemed                       (2,402,095)        (4,587,091)        (4,860,371)        (6,661,364)
                                 --------------     --------------     --------------     --------------

Units, end of period                 10,597,826          8,849,789          6,546,959          3,037,391
                                 ==============     ==============     ==============     ==============

Unit value                       $    17.842191     $    16.484112     $    13.842199     $     9.761622
                                  TO $22.269720      to $20.584902      to $17.294424      to $10.320663

Net assets, end of period        $  194,292,011     $  149,346,273     $   92,299,899     $   29,993,937

Investment income ratio*                   0.60%              0.88%              1.11%              0.07%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    8.08%             18.91%             38.26%            (21.91%)
highest***                              TO 9.81%          to 20.83%          to 43.87%         to (17.43%)



----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              SMALL COMPANY BLEND CLASS A (5)
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            8,510,425         10,128,267         10,247,994          9,038,221          6,632,660
Units issued                            101,148          1,379,479          6,014,711          9,020,128          6,129,954
Units redeemed                       (8,611,573)        (2,997,321)        (6,134,438)        (7,810,355)        (3,724,393)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                          0          8,510,425         10,128,267         10,247,994          9,038,221
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $     8.584622     $     9.778392     $     9.283714     $     6.762279     $     9.244249
                                  TO $11.404786      to $12.975896      to $12.276306       to $8.913306      to $12.178671

Net assets, end of period        $            0     $  108,017,121     $  121,707,808     $   89,479,139     $  107,671,859

Investment income ratio*                   0.00%              0.00%              0.00%              0.20%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                  (12.25%)             5.17%             37.08%            (26.96%)           (14.70%)
highest***                            TO (11.83%)           to 6.71%         to 39.08%         to (25.89%)         to (2.57%)



----------
(5) On April 29, 2005 Small Company Blend Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     SMALL COMPANY BLEND CLASS B (1,5)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            5,112,263          4,425,922          1,692,425                  0
Units issued                            161,166          3,628,183          3,822,054          1,962,478
Units redeemed                       (5,273,429)        (2,941,842)        (1,088,557)          (270,053)
                                 --------------     --------------     --------------     --------------

Units, end of period                          0          5,112,263          4,425,922          1,692,425
                                 ==============     ==============     ==============     ==============

Unit value                       $    11.427013     $    13.033916     $    12.412061     $     9.059320
                                  TO $14.920330      to $17.021248      to $16.217293       to $9.393008

Net assets, end of period        $            0     $   67,816,765     $   55,692,520     $   15,473,317

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                  (12.37%)             4.85%             29.65%            (27.53%)
highest***                            TO (11.91%)         to $6.55%          to 39.01%         to (24.86%)

----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(5) On On April 29, 2005 Small Company Blend Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    TOTAL RETURN CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           24,745,701         31,438,368         40,268,739         26,705,881         11,037,368
Units issued                          1,673,025          3,007,954          5,541,297         24,661,523         21,593,399
Units redeemed                       (5,591,066)        (9,700,239)       (14,371,668)       (11,098,665)        (5,924,886)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                 20,827,660         24,745,701         31,438,368         40,268,739         26,705,881
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    14.650719     $    14.570278     $    14.149209     $    13.731734     $    12.779035
                                  TO $17.855739      to $17.502768      to $16.751628      to $16.023311      to $14.697020

Net assets, end of period        $  340,881,593     $  400,815,043     $  492,908,807     $  610,596,879     $  377,177,799

Investment income ratio*                   2.43%              3.85%              2.91%              2.55%              3.34%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    0.55%              2.98%              3.04%              7.46%              2.23%
highest***                              TO 2.02%           to 4.48%           to 4.55%           to 9.02%           to 7.79%

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          TOTAL RETURN CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period           18,952,223         18,959,415         11,099,623                  0
Units issued                          2,364,743         11,131,700         15,850,312         12,152,904
Units redeemed                       (3,768,848)       (11,138,892)        (7,990,520)        (1,053,281)
                                 --------------     --------------     --------------     --------------

Units, end of period                 17,548,118         18,952,223         18,959,415         11,099,623
                                 ==============     ==============     ==============     ==============

Unit value                       $    12.864009     $    12.840954     $    12.518111     $    13.300010
                                  TO $14.869531      to $14.607924      to $14.014008      to $13.423104

Net assets, end of period        $  249,888,032     $  268,236,053     $  260,586,543     $  147,945,968

Investment income ratio*                   2.02%              3.05%              3.78%              0.08%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    0.18%              2.58%              0.14%              6.40%
highest***                              TO 1.79%           to 4.24%           to 4.40%           to 7.38%


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   U.S. LARGE CAP CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           29,183,210         23,693,053         26,102,894         24,789,891         17,820,303
Units issued                            655,328         11,769,170          4,859,240          9,105,948         11,820,012
Units redeemed                       (6,387,802)        (6,279,013)        (7,269,081)        (7,792,945)        (4,850,424)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                 23,450,736         29,183,210         23,693,053         26,102,894         24,789,891
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    12.690890     $    12.210486     $    11.365395     $     8.442592     $    11.489880
                                  TO $15.266431      to $13.326315      to $12.354355       to $9.140645      to $12.390130

Net assets, end of period        $  321,910,392     $  384,370,578     $  289,158,401     $  235,934,105     $  304,710,768

Investment income ratio*                   0.44%              0.26%              0.40%              0.31%              0.34%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    3.83%              7.33%             34.49%            (26.60%)            (8.08%)
highest***                              TO 5.34%           to 8.90%          to 36.45%         to (25.52%)         to (2.99%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        U.S. LARGE CAP CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            9,022,071          7,525,095          4,071,162                  0
Units issued                            608,728          6,019,128          4,405,953          4,283,570
Units redeemed                       (1,834,301)        (4,522,152)          (952,020)          (212,408)
                                 --------------     --------------     --------------     --------------

Units, end of period                  7,796,498          9,022,071          7,525,095          4,071,162
                                 ==============     ==============     ==============     ==============

Unit value                       $    14.135691     $    13.591728     $    12.664320     $     9.419481
                                  TO $17.002584      to $16.397272      to $15.324454       to $9.981983

Net assets, end of period        $  114,792,826     $  127,668,373     $   99,194,217     $   39,931,672

Investment income ratio*                   0.12%              0.20%              0.63%              0.01%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    3.59%              6.89%             22.52%            (24.64%)
highest***                              TO 5.25%           to 8.62%          to 36.07%         to (20.14%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   MID CAP STOCK CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           13,193,740         13,462,623         11,484,771         10,524,971          6,377,334
Units issued                         13,641,076          3,581,366          4,480,710          5,366,072          6,783,695
Units redeemed                       (4,786,384)        (3,850,249)        (2,502,858)        (4,406,272)        (2,636,058)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                 22,048,432         13,193,740         13,462,623         11,484,771         10,524,971
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    14.501747     $    12.867467     $    10.989664     $     7.849726     $    10.305876
                                  TO $17.543915      to $15.574551      to $13.308373       to $9.510684      to $12.492798

Net assets, end of period        $  326,656,276     $  173,906,340     $  151,615,593     $   92,119,372     $  109,651,843

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                   12.42%             16.79%             39.65%            (24.02%)           (14.99%)
highest***                             TO 14.06%          to 18.50%          to 41.69%         to (22.91%)         to (0.06%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         MID CAP STOCK CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            6,823,802          5,521,155          1,814,896                  0
Units issued                          3,888,960          5,818,673          4,268,123          1,914,105
Units redeemed                       (2,039,679)        (4,516,026)          (561,864)           (99,209)
                                 --------------     --------------     --------------     --------------

Units, end of period                  8,673,083          6,823,802          5,521,155          1,814,896
                                 ==============     ==============     ==============     ==============

Unit value                       $    17.616489     $    15.651048     $    13.399635     $     9.595389
                                  TO $20.488505      to $18.257144      to $15.677910      to $10.181352

Net assets, end of period        $  159,035,348     $  111,075,900     $   76,987,939     $   18,160,532

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                   12.11%             16.33%             25.34%            (23.24%)
highest***                             TO 13.91%          to 18.22%          to 41.33%         to (18.55%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 GLOBAL ALLOCATION CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            5,658,211          5,563,193          6,658,019          6,662,814          3,156,953
Units issued                            921,908          1,292,050          1,056,420          2,452,984          5,959,643
Units redeemed                       (1,057,606)        (1,197,032)        (2,151,246)        (2,457,779)        (2,453,782)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  5,522,513          5,658,211          5,563,193          6,658,019          6,662,814
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    11.096081     $    10.621190     $     9.578808     $     7.702576     $    10.197351
                                  TO $12.726550      to $12.187943      to $10.997305       to $8.847644      to $11.719158

Net assets, end of period        $   62,158,614     $   60,918,382     $   53,960,907     $   51,969,623     $   68,409,194

Investment income ratio*                   0.96%              1.02%              0.49%              0.00%              0.11%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    4.21%             10.60%             24.05%            (24.65%)           (17.43%)
highest***                              TO 5.73%          to 12.22%          to 25.86%         to (23.55%)         to (6.25%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       GLOBAL ALLOCATION CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            3,418,174          1,378,780            513,126                  0
Units issued                          4,380,563          3,659,713          1,187,079            537,476
Units redeemed                         (470,336)        (1,620,319)          (321,425)           (24,350)
                                 --------------     --------------     --------------     --------------

Units, end of period                  7,328,401          3,418,174          1,378,780            513,126
                                 ==============     ==============     ==============     ==============

Unit value                       $    13.737958          13.183540     $    11.911549     $     9.575126
                                  TO $17.012858      to $16.375187      to $14.839803      to $10.220929

Net assets, end of period        $  105,078,029     $   47,200,628     $   17,237,566     $    5,167,433

Investment income ratio*                   0.71%              0.58%              0.66%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    3.79%             10.24%             18.64%            (23.40%)
highest***                              TO 5.46%          to 12.02%          to 25.90%         to (18.23%)



----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   DYNAMIC GROWTH CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           20,130,846         24,252,656         15,608,826         18,901,811         13,662,750
Units issued                          1,893,158          2,210,665         16,880,063          9,383,010         13,245,995
Units redeemed                       (4,492,610)        (6,332,475)        (8,236,233)       (12,675,995)        (8,006,934)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                 17,531,394         20,130,846         24,252,656         15,608,826         18,901,811
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $     4.963389     $     4.489166     $     4.149140     $     3.269019     $     4.639280
                                  TO $11.489988      to $10.397356       to $9.614621       to $7.578932      to $10.761173

Net assets, end of period        $   95,384,063     $   99,317,799     $  110,270,036     $   53,527,836     $   90,279,435

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%             18.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                   10.29%              7.92%             26.61%            (29.71%)           (49.84%)
highest***                             TO 11.89%           to 9.50%          to 28.45%         to (28.68%)        to (13.91%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        DYNAMIC GROWTH CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            2,712,920          3,026,235            414,467                  0
Units issued                            824,348          1,419,660          3,175,306            541,480
Units redeemed                         (906,071)        (1,732,975)          (563,538)          (127,013)
                                 --------------     --------------     --------------     --------------

Units, end of period                  2,631,197          2,712,920          3,026,235            414,467
                                 ==============     ==============     ==============     ==============

Unit value                       $    14.504882     $    13.164527     $    12.164875     $     9.578097
                                  TO $18.398977      to $16.748775      to $15.523566      to $10.187105

Net assets, end of period        $   40,096,454     $   37,343,494     $   38,545,157     $    4,136,538

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    9.74%              7.78%             24.11%            (23.38%)
highest***                             TO 11.51%           to 9.53%          to 28.54%         to (18.50%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              TOTAL STOCK MARKET INDEX CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            3,332,097          3,675,461          3,104,717          2,570,261          1,122,107
Units issued                            300,950            946,534          1,356,378          1,710,108          2,025,166
Units redeemed                         (872,435)        (1,289,898)          (785,634)        (1,175,652)          (577,012)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  2,760,612          3,332,097          3,675,461          3,104,717          2,570,261
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    11.010141     $    10.589961     $     9.635326     $     7.503914     $     9.692272
                                  TO $13.430148      to $12.924053      to $11.764902       to $9.166981      to $11.846265

Net assets, end of period        $   31,292,395     $   36,324,080     $   36,557,181     $   23,957,518     $   25,221,354

Investment income ratio*                   1.15%              0.62%              0.00%              0.93%              1.12%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              1.40%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    3.71%              9.63%             28.08%            (22.77%)           (15.96%)
highest***                              TO 5.22%          to 11.24%          to 29.95%         to (21.64%)         to (5.23)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    TOTAL STOCK MARKET INDEX CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            2,130,056          1,978,859            581,294                  0
Units issued                            556,069          1,591,734          1,587,181            642,480
Units redeemed                         (577,047)        (1,440,537)          (189,616)           (61,186)
                                 --------------     --------------     --------------     --------------

Units, end of period                  2,109,078          2,130,056          1,978,859            581,294
                                 ==============     ==============     ==============     ==============

Unit value                       $    14.304970     $    13.795381     $    12.568032     $     9.804582
                                  TO $17.180753      to $16.618356      to $15.185445      to $10.288626

Net assets, end of period        $   31,196,119     $   30,315,688     $   25,617,437     $    5,875,456

Investment income ratio*                   0.89%              0.46%              0.00%              2.43%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    3.28%              9.33%             21.40%            (21.56%)
highest***                              TO 4.94%          to 11.09%          to 29.73%         to (17.69%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     500 INDEX CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           18,322,920         20,233,923         19,500,395         15,691,810          5,632,076
Units issued                          1,706,533          4,153,455          7,802,132         12,114,968         13,508,548
Units redeemed                       (5,122,495)        (6,064,458)        (7,068,604)        (8,306,383)        (3,448,814)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                 14,906,958         18,322,920         20,233,923         19,500,395         15,691,810
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    10.288118     $    10.028854     $     9.247369     $     7.344179     $     9.637624
                                  TO $12.543347      to $12.233328      to $11.285714       to $8.967490      to $11.773758

Net assets, end of period        $  158,071,291     $  189,375,291     $  192,606,324     $  147,402,795     $  153,940,008

Investment income ratio*                   1.61%              0.92%              0.90%              0.00%              1.09%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    2.33%              8.18%             25.60%            (23.99%)           (16.55%)
highest***                              TO 3.82%           to 9.76%          to 27.43%         to (22.88%)         to (5.81%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           500 INDEX CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            9,260,691          8,139,230          3,593,515                  0
Units issued                          1,209,819          5,615,328          5,842,301          4,454,135
Units redeemed                       (2,575,177)        (4,493,867)        (1,296,586)          (860,620)
                                 --------------     --------------     --------------     --------------

Units, end of period                  7,895,333          9,260,691          8,139,230          3,593,515
                                 ==============     ==============     ==============     ==============

Unit value                       $    13.441958     $    13.124674     $    12.130947     $     9.652858
                                  TO $16.417697      to $16.078200      to $14.905604      to $10.294172

Net assets, end of period        $  110,890,493     $  126,997,429     $  103,375,900     $   36,399,639

Investment income ratio*                   1.41%              0.67%              1.32%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    2.01%              7.76%             19.17%            (22.78%)
highest***                              TO 3.65%           to 9.50%          to 27.19%         to (17.65%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   MID CAP INDEX CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            4,260,247          4,755,446          4,685,525          2,946,366          1,030,569
Units issued                            714,713          1,088,666          1,605,030          4,518,532          3,509,583
Units redeemed                       (1,219,666)        (1,583,865)        (1,535,109)        (2,779,373)        (1,593,786)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  3,755,294          4,260,247          4,755,446          4,685,525          2,946,366
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    16.377549     $    14.884878     $    13.084939     $     9.900179     $    11.881892
                                  TO $19.005106      to $17.042134      to $14.779952      to $11.032915      to $12.858949

Net assets, end of period        $   66,360,197     $   68,148,405     $   66,752,299     $   49,682,577     $   37,531,220

Investment income ratio*                   0.52%              0.37%              0.00%              0.48%              0.88%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              1.40%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    9.92%             13.64%             32.04%            (16.76%)            (4.94%)
highest***                             TO 11.52%          to 15.31%          to 33.96%         to (15.54%)         to (1.46%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         MID CAP INDEX CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            3,477,019          2,913,063          1,207,667                  0
Units issued                            724,143          2,584,395          2,008,594          1,306,932
Units redeemed                         (862,902)        (2,020,439)          (303,198)           (99,265)
                                 --------------     --------------     --------------     --------------

Units, end of period                  3,338,260          3,477,019          2,913,063          1,207,667
                                 ==============     ==============     ==============     ==============

Unit value                       $    16.372512     $    14.925609     $    13.154235     $     9.980766
                                  TO $19.770230      to $18.032040      to $15.899955      to $10.446948

Net assets, end of period        $   55,886,044     $   52,902,429     $   38,917,810     $   12,159,284

Investment income ratio*                   0.34%              0.24%              0.00%              1.16%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    9.53%             13.30%             27.12%            (20.15%)
highest***                             TO 11.29%          to 15.13%          to 33.72%         to (16.42%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  SMALL CAP INDEX CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            3,316,834          4,257,585          3,204,639          2,180,584            484,101
Units issued                            612,358          1,145,518          2,536,305          3,042,320          3,221,674
Units redeemed                       (1,131,432)        (2,086,269)        (1,483,359)        (2,018,265)        (1,525,191)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  2,797,760          3,316,834          4,257,585          3,204,639          2,180,584
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    12.500000     $    12.500000     $     12.50000     $     8.926733     $    11.557294
                                  TO $16.208638      to $15.868313      to $13.757234       to $12.50000      to $12.432687

Net assets, end of period        $   43,030,769     $   49,870,620     $   55,344,083     $   29,030,279     $   25,404,652

Investment income ratio*                   0.55%              0.33%              0.00%              0.78%              2.50%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              1.40%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    1.94%             15.11%             43.05%            (22.95%)            (4.89%)
highest***                              TO 3.43%          to 16.80%          to 45.13%         to (21.83%)          to 0.08%

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        SMALL CAP INDEX CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            3,001,701          2,547,096            965,858                  0
Units issued                            574,560          2,307,819          2,048,792          1,043,986
Units redeemed                         (707,273)        (1,853,214)          (467,554)           (78,128)
                                 --------------     --------------     --------------     --------------

Units, end of period                  2,868,988          3,001,701          2,547,096            965,858
                                 ==============     ==============     ==============     ==============

Unit value                       $    15.800683     $    15.528002     $    13.511860     $     9.475320
                                  TO $19.529123      to $19.201669      to $16.716921       to $9.810708

Net assets, end of period        $   46,391,825     $   47,579,642     $   34,874,227     $    9,220,840

Investment income ratio*                   0.35%              0.19%              0.00%              2.03%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    1.60%             14.75%             33.65%            (24.20%)
highest***                              TO 3.24%          to 16.60%          to 44.68%         to (21.51%)



----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                CAPITAL APPRECIATION CLASS A
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            4,728,424          5,307,928          5,316,986          3,007,088             78,393
Units issued                          1,433,424          1,320,101          1,407,210          3,440,920          4,487,092
Units redeemed                       (1,704,272)        (1,899,605)        (1,416,268)        (1,131,022)        (1,558,397)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  4,457,576          4,728,424          5,307,928          5,316,986          3,007,088
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $     9.153633     $     8.171240     $     7.606320     $     5.978615     $     8.769024
                                  TO $12.413295      to $11.075538      to $10.304647       to $8.095466      to $11.867934

Net assets, end of period        $   42,848,414     $   40,611,702     $   42,404,216     $   33,398,913     $   27,008,052

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              1.40%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                   11.86%              7.27%             27.04%            (31.92%)           (24.64%)
highest***                             TO 13.48%           to 8.84%          to 28.89%         to (30.93%)         to (5.06%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     CAPITAL APPRECIATION CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            2,966,722          2,922,667          1,394,685                  0
Units issued                            823,618          1,733,072          1,967,451          1,491,217
Units redeemed                         (740,694)        (1,689,017)          (439,469)           (96,532)
                                 --------------     --------------     --------------     --------------

Units, end of period                  3,049,646          2,966,722          2,922,667          1,394,685
                                 ==============     ==============     ==============     ==============

Unit value                       $    13.367255     $    11.951649     $    11.124546     $     8.742892
                                  TO $17.750394      to $15.918119      to $14.861154       to $9.623666

Net assets, end of period        $   43,563,087     $   38,036,117     $   34,921,858     $   13,117,154

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                   11.40%              7.01%             18.81%            (30.06%)
highest***                             TO 13.19%           to 8.74%          to 28.77%         to (23.01%)


----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                HEALTH SCIENCES CLASS A (6)
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            5,487,893          5,750,566          5,117,228          3,324,618                  0
Units issued                          1,006,533          2,227,201          2,461,329          4,043,663          4,275,340
Units redeemed                       (1,591,860)        (2,489,874)        (1,827,991)        (2,251,053)          (950,722)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  4,902,566          5,487,893          5,750,566          5,117,228          3,324,618
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    15.725474     $    14.227479     $    12.575813     $     9.409123     $    13.180193
                                  TO $17.068079      to $15.220514      to $13.259362       to $9.777931      to $13.499140

Net assets, end of period        $   79,468,743     $   80,167,104     $   73,963,540     $   49,049,222     $   44,538,109

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                   10.53%             13.13%             33.66%            (28.61%)             5.44%
highest***                             TO 12.14%          to 14.79%          to 35.61%         to (27.57%)          to 7.99%




----------
(6) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        HEALTH SCIENCES CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            4,517,055          3,616,825          1,477,964                  0
Units issued                          1,028,385          4,029,100          2,545,167          1,557,193
Units redeemed                       (1,078,589)        (3,128,870)          (406,306)           (79,229)
                                 --------------     --------------     --------------     --------------

Units, end of period                  4,466,851          4,517,055          3,616,825          1,477,964
                                 ==============     ==============     ==============     ==============

Unit value                       $    15.951784     $    14.424059     $    12.746949     $     9.534743
                                  TO $18.661963      to $16.925244      to $15.002379      to $10.700725

Net assets, end of period        $   77,354,828     $   70,754,265     $   50,184,197     $   15,331,070

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                   10.15%             12.70%             19.94%            (23.72%)
highest***                             TO 11.92%          to 14.53%          to 35.30%         to (14.39%)




----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               FINANCIAL SERVICES CLASS A (6)
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            3,008,622          3,423,874          3,369,781          1,848,318                  0
Units issued                            367,328            869,468            949,719          2,940,962          2,591,755
Units redeemed                         (740,661)        (1,284,720)          (895,626)        (1,419,499)          (743,437)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  2,635,289          3,008,622          3,423,874          3,369,781          1,848,318
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    14.214779     $    13.183353     $    12.161199     $     9.269250     $    11.493242
                                  TO $15.140214      to $13.853969      to $12.608019       to $9.538791      to $11.815615

Net assets, end of period        $   37,995,810     $   40,133,368     $   42,022,538     $   31,448,879     $   21,300,332

Investment income ratio*                   0.39%              0.36%              0.18%              0.00%              0.05%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              1.40%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    7.72%              8.30%             31.07%            (19.43%)            (8.05%)
highest***                              TO 9.28%           to 9.88%          to 32.98%         to (18.25%)         to (5.48%)



----------
(6) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      FINANCIAL SERVICES CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            2,668,121          2,493,124          1,142,101                  0
Units issued                            342,693          1,957,333          1,610,549          1,193,705
Units redeemed                         (462,905)        (1,782,336)          (259,526)           (51,604)
                                 --------------     --------------     --------------     --------------

Units, end of period                  2,547,909          2,668,121          2,493,124          1,142,101
                                 ==============     ==============     ==============     ==============

Unit value                       $    15.539574     $    14.446232     $    13.374740     $    10.218222
                                  TO $18.159314      to $16.890066      to $15.645153      to $10.347728

Net assets, end of period        $   40,196,804     $   39,011,644     $   33,639,298     $   11,720,517

Investment income ratio*                   0.20%              0.24%              0.30%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    7.41%              7.85%             25.08%            (18.25%)
highest***                              TO 9.13%           to 9.59%          to 32.80%         to (17.22%)



----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              QUANTITATIVE MID CAP CLASS A (6)
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            1,100,021            902,610            884,890            427,784                  0
Units issued                            680,938            699,843            363,857            803,847            518,788
Units redeemed                         (648,896)          (502,432)          (346,137)          (346,741)           (91,004)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  1,132,063          1,100,021            902,610            884,890            427,784
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    13.495726     $    12.092684     $    10.416388     $     7.655645     $    10.077137
                                  TO $14.866743      to $13.307899      to $11.451664       to $8.408113      to $11.056543

Net assets, end of period        $   15,576,039     $   13,542,613     $    9,549,894     $    6,865,094     $    4,331,032

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              1.40%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                   11.49%             15.98%             35.93%            (24.11%)           (19.38%)
highest***                             TO 13.11%          to 17.67%          to 37.91%         to (23.00%)        to (11.55%)




----------
(6) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     QUANTITATIVE MID CAP CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period              707,631            504,810            211,807                  0
Units issued                            488,880            663,710            375,846            224,084
Units redeemed                         (351,637)          (460,889)           (82,843)           (12,277)
                                 --------------     --------------     --------------     --------------

Units, end of period                    844,874            707,631            504,810            211,807
                                 ==============     ==============     ==============     ==============

Unit value                       $    17.071006     $    15.305359     $    13.199297     $     9.700786
                                  TO $20.179097      to $18.146146      to $15.696317       to $9.941092

Net assets, end of period        $   14,660,479     $   11,010,392     $    6,766,184     $    2,085,920

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                   11.09%             15.49%             25.49%            (22.39%)
highest***                             TO 12.88%          to 17.36%          to 37.70%         to (20.47%)




----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               STRATEGIC GROWTH CLASS A (6,7)
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            4,619,207          5,490,579          6,214,843          4,091,308                  0
Units issued                             82,225            926,128          1,163,948          3,934,189          4,703,515
Units redeemed                       (4,701,432)        (1,797,500)        (1,888,212)        (1,810,654)          (612,207)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                          0          4,619,207          5,490,579          6,214,843          4,091,308
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $     9.430077     $    10.033502     $     9.587257     $     7.694426     $    10.887341
                                  TO $10.246865      to $10.899006      to $10.403829       to $8.341450      to $11.791031

Net assets, end of period        $            0     $   47,260,869     $   53,518,186     $   48,489,729     $   44,775,968

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                   (6.04%)             4.55%             24.48%            (29.40%)           (12.90%)
highest***                             TO (5.60%)          to 6.08%          to 26.29%         to (28.36%)         to (5.67%)




----------
(6) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

(7) On April 29, 2005 Strategic Growth Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      STRATEGIC GROWTH CLASS B (1,7)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            2,627,982          2,514,808          1,267,094                  0
Units issued                             59,049          1,458,826          1,507,339          1,344,714
Units redeemed                       (2,687,031)        (1,345,652)          (259,625)           (77,620)
                                 --------------     --------------     --------------     --------------

Units, end of period                          0          2,627,982          2,514,808          1,267,094
                                 ==============     ==============     ==============     ==============

Unit value                       $    11.352050     $    12.069021     $    11.545878     $     9.270921
                                  TO $14.224998      to $15.138225      to $14.525660      to $10.448321

Net assets, end of period        $            0     $   34,735,748     $   31,746,699     $   12,855,216

Investment income ratio*                   0.00%              0.00%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                   (6.06%)             4.11%             16.13%            (25.83%)
highest***                             TO (5.57%)          to 5.80%          to 26.04%         to (16.41%)



----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(7) On April 29, 2005 Strategic Growth Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 ALL CAP VALUE CLASS A (6)
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            4,917,444          4,535,380          2,965,864          1,490,795                  0
Units issued                            754,087          2,128,577          3,170,307          3,185,746          2,033,229
Units redeemed                       (1,409,584)        (1,746,513)        (1,600,791)        (1,710,677)          (542,434)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  4,261,947          4,917,444          4,535,380          2,965,864          1,490,795
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    14.191544     $    13.667960     $    12.001723     $     8.831587     $    12.460579
                                  TO $15.115503      to $14.363222      to $12.442718       to $9.033519      to $12.553231

Net assets, end of period        $   61,296,734     $   67,923,997     $   54,842,568     $   26,319,806     $   18,612,296

Investment income ratio*                   0.55%              0.32%              0.06%              0.00%              0.04%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              1.40%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    3.73%             13.77%             35.76%            (29.19%)            (0.32%)
highest***                              TO 5.24%          to 15.43%          to 37.74%         to (28.16%)          to 0.43%



----------
(6) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         ALL CAP VALUE CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            4,126,140          2,646,621            694,057                  0
Units issued                            689,492          4,028,605          2,255,105            787,764
Units redeemed                       (1,044,991)        (2,549,086)          (302,541)           (93,707)
                                 --------------     --------------     --------------     --------------

Units, end of period                  3,770,641          4,126,140          2,646,621            694,057
                                 ==============     ==============     ==============     ==============

Unit value                       $    14.233062     $    13.725754     $    12.051359     $     8.867339
                                  TO $17.864272      to $17.279130      to $15.216943       to $9.733648

Net assets, end of period        $   57,393,472     $   60,281,019     $   34,137,963     $    6,606,814

Investment income ratio*                   0.12%              0.20%              0.12%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    3.28%             13.44%             21.66%            (29.06%)
highest***                              TO 4.94%          to 15.27%          to 37.55%         to (22.13%)



----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                STRATEGIC VALUE CLASS A (6)
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            3,084,293          3,372,951          3,696,921          2,681,025                  0
Units issued                            245,454          1,459,612            950,490          2,279,701          2,850,412
Units redeemed                         (938,518)        (1,748,270)        (1,274,460)        (1,263,805)          (169,387)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  2,391,229          3,084,293          3,372,951          3,696,921          2,681,025
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    10.848689     $    11.077918     $     9.560347     $     7.558594     $    10.571147
                                  TO $11.919593      to $12.159321      to $10.483095       to $8.279854      to $11.568273

Net assets, end of period        $   26,484,316     $   34,828,290     $   32,780,038     $   28,348,130     $   28,445,090

Investment income ratio*                   0.76%              0.34%              0.02%              0.00%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              1.40%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                   (2.17%)            15.76%             26.36%            (28.57%)           (15.43%)
highest***                             TO (0.74%)         to 17.45%          to 28.20%         to (27.52%)         to (7.45%)




----------
(6) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       STRATEGIC VALUE CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            1,790,612          1,437,699            564,306                  0
Units issued                            244,840          1,511,937          1,057,338            590,864
Units redeemed                         (395,531)        (1,159,024)          (183,945)           (26,558)
                                 --------------     --------------     --------------     --------------

Units, end of period                  1,639,921          1,790,612          1,437,699            564,306
                                 ==============     ==============     ==============     ==============

Unit value                       $    13.381606     $    13.676015     $    11.804094     $     9.325864
                                  TO $16.856435      to $17.278918      to $14.958761       to $9.884967

Net assets, end of period        $   22,793,583     $   25,435,936     $   17,658,604     $    5,487,662

Investment income ratio*                   0.35%              0.24%              0.11%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                   (2.54%)            15.39%             19.59%            (25.39%)
highest***                             TO (0.97%)         to 17.26%          to 28.10%         to (20.92%)



----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   UTILITIES CLASS A (6)
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period            3,379,832          2,783,928          2,405,485          1,662,099                  0
Units issued                          2,060,906          1,772,165          1,656,904          1,737,008          1,846,094
Units redeemed                       (1,912,886)        (1,176,261)        (1,278,461)          (993,622)          (183,995)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                  3,527,852          3,379,832          2,783,928          2,405,485          1,662,099
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    13.362951     $    11.645930     $     9.162056     $     6.934069     $     9.234447
                                  TO $15.420799      to $13.425966      to $10.551871       to $7.977953      to $10.614010

Net assets, end of period        $   48,051,799     $   40,070,655     $   25,917,966     $   16,927,283     $   15,443,876

Investment income ratio*                   0.44%              0.85%              1.17%              0.01%              0.94%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              1.40%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                   14.63%             26.98%             32.00%            (24.99%)           (26.12%)
highest***                             TO 16.30%          to 28.84%          to 33.92%         to (23.89%)        to (15.09%)




----------
(6) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           UTILITIES CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period            1,944,303          1,379,511            602,846                  0
Units issued                          1,595,652          1,843,966          1,019,043            642,772
Units redeemed                       (1,165,331)        (1,279,174)          (242,378)           (39,926)
                                 --------------     --------------     --------------     --------------

Units, end of period                  2,374,624          1,944,303          1,379,511            602,846
                                 ==============     ==============     ==============     ==============

Unit value                       $    19.271293     $    16.807837     $    13.222661     $    10.012642
                                  TO $21.852240      to $19.047878      to $15.030005      to $10.952499

Net assets, end of period        $   48,679,921     $   34,697,150     $   19,355,929     $    6,414,433

Investment income ratio*                   0.29%              0.63%              1.49%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                   14.20%             26.61%             20.16%            (19.90%)
highest***                             TO 16.04%          to 28.65%          to 33.65%         to (12.38%)



----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 MID CAP VALUE CLASS A (6)
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           13,725,640         13,081,721         13,412,921          5,472,993                  0
Units issued                          1,569,761          4,232,248          5,004,204         12,133,178          6,029,159
Units redeemed                       (2,935,434)        (3,588,329)        (5,335,404)        (4,193,250)          (556,166)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                 12,359,967         13,725,640         13,081,721         13,412,921          5,472,993
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    18.216689     $    17.183136     $    14.057453     $    11.417401     $    12.932106
                                  TO $19.414601      to $18.056979      to $14.573841      to $11.678238      to $13.049955

Net assets, end of period        $  228,345,557     $  238,327,202     $  185,295,774     $  153,879,553     $   70,920,450

Investment income ratio*                   0.45%              0.47%              0.41%              0.00%              0.49%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    5.98%             22.11%             23.00%            (11.80%)             3.46%
highest***                              TO 7.52%          to 23.90%          to 24.79%         to (10.51%)          to 4.40%



----------
(6) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         MID CAP VALUE CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period           13,288,336         10,325,946          5,026,567                  0
Units issued                          1,617,653          9,581,368          6,236,058          5,296,863
Units redeemed                       (2,390,259)        (6,618,977)          (936,679)          (270,296)
                                 --------------     --------------     --------------     --------------

Units, end of period                 12,515,730         13,288,331         10,325,946          5,026,567
                                 ==============     ==============     ==============     ==============

Unit value                       $    17.119736     $    16.190566     $    13.284836     $    10.819828
                                  TO $20.093067      to $19.012002      to $15.607730      to $11.425215

Net assets, end of period        $  219,692,958     $  219,967,602     $  139,572,333     $   54,988,401

Investment income ratio*                   0.26%              0.32%              0.54%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    5.58%             21.69%             22.78%            (13.44%)
highest***                              TO 7.28%          to 23.66%          to 25.03%         to (8.60%)




----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               FUNDAMENTAL VALUE CLASS A (6)
                                 ------------------------------------------------------------------------------------------
                                      2005               2004               2003               2002               2001
                                 --------------     --------------     --------------     --------------     --------------

Units, beginning of period           13,371,661         13,199,378         13,514,874          7,753,409                  0
Units issued                          1,438,465          3,318,976          2,295,081          8,580,308          8,181,898
Units redeemed                       (2,705,212)        (3,146,693)        (2,610,577)        (2,818,843)          (428,489)
                                 --------------     --------------     --------------     --------------     --------------

Units, end of period                 12,104,914         13,371,661         13,199,378         13,514,874          7,753,409
                                 ==============     ==============     ==============     ==============     ==============

Unit value                       $    14.276727     $    13.354405     $    12.162388     $     9.537531     $    11.588922
                                  TO $15.206104      to $14.033624      to $12.694757       to $9.945065      to $12.072032

Net assets, end of period        $  175,605,176     $  181,040,982     $  162,347,218     $  130,027,860     $   90,187,236

Investment income ratio*                   0.46%              0.46%              0.28%              0.10%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%              0.45%
highest**                               TO 1.90%           to 1.90%           to 1.90%           to 1.90%           to 1.90%

Total return, lowest to                    6.80%              9.69%             27.39%            (17.78%)            (7.29%)
highest***                              TO 8.35%          to 11.30%          to 29.25%         to (16.58%)         to (3.42%)



----------
(6) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        FUNDAMENTAL VALUE CLASS B (1)
                                 -----------------------------------------------------------------------
                                      2005               2004               2003               2002
                                 --------------     --------------     --------------     --------------

Units, beginning of period           11,921,750          8,508,595          4,058,964                  0
Units issued                          4,827,067          9,323,689          5,010,895          4,200,434
Units redeemed                       (1,236,043)        (5,910,534)          (561,264)          (141,470)
                                 --------------     --------------     --------------     --------------

Units, end of period                 15,512,774         11,921,750          8,508,595          4,058,964
                                 ==============     ==============     ==============     ==============

Unit value                       $    15.622816     $    14.647175     $    13.395703     $    10.536441
                                  TO $17.927073      to $16.815903      to $15.386843      to $10.634130

Net assets, end of period        $  245,661,100     $  176,399,399     $  114,784,432     $   42,897,307

Investment income ratio*                   0.21%              0.31%              0.38%              0.00%

Expense ratio, lowest to                   0.45%              0.45%              0.45%              0.45%
highest**                               TO 2.05%           to 2.05%           to 2.05%           to 1.90%

Total return, lowest to                    6.50%              9.18%             23.01%            (15.71%)
highest***                              TO 8.21%          to 10.94%          to 28.99%         to (14.93%)




----------
(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                                           EMERGING GROWTH CLASS B (8)
                                           -------------------------------------------------------
                                                 2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                         473,368             232,343                   0
Units issued                                       492,159             912,644             331,546
Units redeemed                                    (491,722)           (671,619)            (99,203)
                                           ---------------     ---------------     ---------------

Units, end of period                               473,805             473,368             232,343
                                           ===============     ===============     ===============

Unit value                                 $     17.714248     $     16.837596     $     16.116569
                                             TO $18.483025       to $17.290406       to $16.286591

Net assets, end of period                  $     8,502,350     $     8,036,550     $     3,757,839

Investment income ratio*                              0.00%               0.00%               0.00%

Expense ratio, lowest to                              0.45%               0.45%               0.45%
highest**                                          TO 2.05%            to 2.05%            to 2.05%

Total return, lowest to                               5.21%               4.47%              28.93%
highest***                                         TO 6.90%            to 6.16%           to 30.29%


----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                                        NATURAL RESOURCES CLASS B (8)
                                           -------------------------------------------------------
                                                 2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                       3,869,756           1,515,413                   0
Units issued                                     4,590,299           5,544,565           1,721,831
Units redeemed                                  (2,335,621)         (3,190,222)           (206,418)
                                           ---------------     ---------------     ---------------

Units, end of period                             6,124,434           3,869,756           1,515,413
                                           ===============     ===============     ===============

Unit value                                 $     30.927015     $     21.558188     $     17.739809
                                             TO $32.268022       to $22.137598       to $17.926997

Net assets, end of period                  $   191,797,369     $    84,076,012     $    26,966,539

Investment income ratio*                              0.00%               0.05%               0.00%

Expense ratio, lowest to                              0.45%               0.45%               0.45%
highest**                                          TO 2.05%            to 2.05%            to 2.05%

Total return, lowest to                              43.46%              21.52%              41.87%
highest***                                        TO 45.76%           to 23.49%           to 43.42%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                                            MID CAP CORE CLASS B (8)
                                           -------------------------------------------------------
                                                 2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                       2,138,906           1,074,394                   0
Units issued                                       562,950           2,691,329           1,123,292
Units redeemed                                    (680,828)         (1,626,817)            (48,898)
                                           ---------------     ---------------     ---------------

Units, end of period                             2,021,028           2,138,906           1,074,394
                                           ===============     ===============     ===============

Unit value                                 $     17.510952     $     16.878461     $     15.095447
                                             TO $18.271130       to $17.332496       to $15.254859

Net assets, end of period                  $    35,841,513     $    36,390,057     $    16,268,884

Investment income ratio*                              0.00%               0.00%               0.00%

Expense ratio, lowest to                              0.45%               0.45%               0.45%
highest**                                          TO 2.05%            to 2.05%            to 2.05%

Total return, lowest to                               3.75%              11.81%              20.76%
highest***                                         TO 5.42%           to 13.62%           to 22.04%


----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                                       QUANTITATIVE ALL CAP CLASS B (8)
                                           -------------------------------------------------------
                                                 2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                         123,932              38,027                   0
Units issued                                       139,017             199,152              40,053
Units redeemed                                    (100,508)           (113,247)             (2,026)
                                           ---------------     ---------------     ---------------

Units, end of period                               162,441             123,932              38,027
                                           ===============     ===============     ===============

Unit value                                 $     18.296166     $     17.233077     $     15.339873
                                             TO $19.090307       to $17.696580       to $15.501820

Net assets, end of period                  $     3,011,379     $     2,151,762     $       585,046

Investment income ratio*                              0.77%               0.89%               0.00%

Expense ratio, lowest to                              0.45%               0.45%               0.45%
highest**                                          TO 2.05%            to 2.05%            to 2.05%

Total return, lowest to                               6.17%              12.34%              22.28%
highest***                                         TO 7.88%           to 14.16%           to 24.01%


----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                                         LARGE CAP VALUE CLASS B (8)
                                           -------------------------------------------------------
                                                 2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                       1,866,477             356,796                   0
Units issued                                     3,570,025           3,229,488             504,139
Units redeemed                                  (1,486,095)         (1,719,807)           (147,343)
                                           ---------------     ---------------     ---------------

Units, end of period                             3,950,407           1,866,477             356,796
                                           ===============     ===============     ===============

Unit value                                 $     21.140428     $     18.719780     $     15.722930
                                             TO $22.057766       to $19.223148       to $15.888873

Net assets, end of period                  $    84,616,190     $    35,227,543     $     5,627,747

Investment income ratio*                              0.00%               0.80%               0.00%

Expense ratio, lowest to                              0.45%               0.45%               0.45%
highest**                                          TO 2.05%            to 2.05%            to 2.05%

Total return, lowest to                              12.93%              19.06%              25.54%
highest***                                        TO 14.75%           to 20.99%           to 27.11%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                              SMALL CAP
                                            OPPORTUNITIES
                                              CLASS A (9)
                                           ---------------
                                                      2005
                                           ---------------

Units, beginning of period                               0
Units issued                                     5,386,547
Units redeemed                                    (815,734)
                                           ---------------

Units, end of period                             4,570,813
                                           ===============

Unit value                                 $     22.471163
                                             TO $23.353015

Net assets, end of period                  $   103,816,668

Investment income ratio*                              0.00%

Expense ratio, lowest to                              0.45%
highest**                                          TO 1.90%

Total return, lowest to                              15.97%
highest***                                        TO 17.10%


----------
(9) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                                      SMALL CAP OPPORTUNITIES CLASS B (8)
                                           -------------------------------------------------------
                                                 2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                       1,454,025             861,634                   0
Units issued                                     3,602,754           2,161,531             946,956
Units redeemed                                  (1,773,699)         (1,569,140)            (85,322)
                                           ---------------     ---------------     ---------------

Units, end of period                             3,283,080           1,454,025             861,634
                                           ===============     ===============     ===============

Unit value                                 $     22.352761     $     21.201227     $     17.246575
                                             TO $23.322627       to $21.771180       to $17.428487

Net assets, end of period                  $    74,177,829     $    31,064,407     $    14,904,275

Investment income ratio*                              0.00%               0.05%               0.00%

                                                      0.45%               0.45%               0.45%
Expense ratio, lowest to highest**                 TO 2.05%            to 2.05%            to 2.05%

                                                      5.43%              22.93%              37.81%
Total return, lowest to highest***                 TO 7.13%           to 24.92%           to 39.43%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                                          SPECIAL VALUE CLASS B (8)
                                           -------------------------------------------------------
                                                 2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                         381,542             121,717                   0
Units issued                                     1,214,056             689,971             156,879
Units redeemed                                  (1,212,031)           (430,146)            (35,162)
                                           ---------------     ---------------     ---------------

Units, end of period                               383,567             381,542             121,717
                                           ===============     ===============     ===============

Unit value                                 $     18.898939     $     18.318383     $     15.588845
                                             TO $19.719143       to $18.810991       to $15.753409

Net assets, end of period                  $     7,342,054     $     7,044,658     $     1,903,124

Investment income ratio*                              0.00%               0.00%               0.00%

                                                      0.45%               0.45%               0.45%
Expense ratio, lowest to highest**                 TO 2.05%            to 2.05%            to 2.05%

                                                      3.17%              17.51%              24.71%
Total return, lowest to highest***                 TO 4.83%           to 19.41%           to 26.03%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                                         REAL RETURN BOND CLASS B (8)
                                           -------------------------------------------------------
                                                 2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                       9,068,465           4,934,219                   0
Units issued                                     3,303,282          11,782,761           5,981,698

Units redeemed                                  (3,051,938)         (7,648,515)         (1,047,479)
                                           ---------------     ---------------     ---------------

Units, end of period                             9,319,809           9,068,465           4,934,219
                                           ===============     ===============     ===============

Unit value                                 $     13.652029     $     13.766871     $     12.924535
                                             TO $14.245081       to $14.137482       to $13.061280

Net assets, end of period                  $   128,756,295     $   125,768,922     $    63,957,704

Investment income ratio*                              0.13%               0.28%               0.00%

                                                      0.45%               0.45%               0.45%
Expense ratio, lowest to highest**                 TO 2.05%            to 2.05%            to 2.05%

                                                     (0.83%)              6.52%               2.46%
Total return, lowest to highest***                 TO 0.76%            to 8.24%            to 4.49%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                                     GREAT COMPANIES AMERICA CLASS B (8,10)
                                           -------------------------------------------------------
                                                 2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                          20,961              39,774                   0
Units issued                                           843              60,722              41,017

Units redeemed                                     (21,804)            (79,535)             (1,243)
                                           ---------------     ---------------     ---------------

Units, end of period                                     0              20,961              39,774
                                           ===============     ===============     ===============

Unit value                                 $     13.381396     $     13.855506     $     13.892531
                                             TO $13.758317       to $14.171708       to $13.983394

Net assets, end of period                  $             0     $       292,248     $       553,555

Investment income ratio*                              0.00%               0.00%               0.00%

                                                      0.45%               0.45%               0.45%
Expense ratio, lowest to highest**                 TO 2.05%            to 2.05%            to 2.05%

                                                     (3.42%)             (0.27%)             11.14%
Total return, lowest to highest***                TO (2.92%)           to 1.35%           to 11.87%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

(10) On April 29, 2005 Great Companies America-B sub-account ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                                      AMERICAN INTERNATIONAL CLASS B (8)
                                           -------------------------------------------------------
                                                 2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                      14,790,123           3,751,895                   0
Units issued                                    11,981,155          19,570,059           4,335,560

Units redeemed                                  (2,078,498)         (8,531,831)           (583,665)
                                           ---------------     ---------------     ---------------

Units, end of period                            24,692,780          14,790,123           3,751,895
                                           ===============     ===============     ===============

Unit value                                 $     22.643737     $     19.121188     $     16.437377
                                             TO $23.626235       to $19.635294       to $16.610885

Net assets, end of period                  $   565,652,897     $   284,895,624     $    61,859,052

Investment income ratio*                              0.51%               0.29%               0.00%

                                                      0.45%               0.45%               0.45%
Expense ratio, lowest to highest**                 TO 2.05%            to 2.05%            to 2.05%

                                                     18.42%              16.33%              30.62%
Total return, lowest to highest***                TO 20.33%           to 18.21%           to 32.89%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                                          AMERICAN GROWTH CLASS B (8)
                                           -------------------------------------------------------
                                                 2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                      39,162,085          16,805,110                   0
Units issued                                    17,550,968          43,931,981          17,406,701

Units redeemed                                  (3,070,538)        (21,575,006)           (601,591)
                                           ---------------     ---------------     ---------------

Units, end of period                            53,642,515          39,162,085          16,805,110
                                           ===============     ===============     ===============

Unit value                                 $     18.877881     $     16.669113     $     15.204047
                                             TO $19.697204       to $17.117467       to $15.364552

Net assets, end of period                  $ 1,024,544,730     $   657,625,297     $   256,281,247

Investment income ratio*                              0.00%               0.00%               0.00%

                                                      0.45%               0.45%               0.45%
Expense ratio, lowest to highest**                 TO 2.05%            to 2.05%            to 2.05%

                                                     13.25%               9.64%              21.63%
Total return, lowest to highest***                TO 15.07%           to 11.41%           to 22.92%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                               AMERICAN BLUE-CHIP INCOME & GROWTH CLASS B (8)
                                           -------------------------------------------------------
                                                 2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                       9,918,350           5,501,544                   0
Units issued                                     1,423,633          10,451,243           5,669,861

Units redeemed                                  (1,688,763)         (6,034,436)           (168,317)
                                           ---------------     ---------------     ---------------

Units, end of period                             9,653,220           9,918,351           5,501,544
                                           ===============     ===============     ===============

Unit value                                       17.020655     $     16.286664     $     15.233642
                                              TO 17.759478       to $16.724703       to $15.394465

Net assets, end of period                  $   166,287,730     $   162,746,850     $    84,056,664

Investment income ratio*                              0.04%               0.00%               0.00%

                                                      0.45%               0.45%               0.45%
Expense ratio, lowest to highest**                 TO 2.05%            to 2.05%            to 2.05%

                                                      4.51%               6.91%              21.73%
Total return, lowest to highest***                 TO 6.19%            to 8.64%           to 23.16%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                                       AMERICAN GROWTH-INCOME CLASS B (8)
                                           -------------------------------------------------------
                                                 2005                2004                2003
                                           ---------------     ---------------     ---------------


Units, beginning of period                      31,223,334          11,245,767                   0

Units issued                                    16,319,429          37,581,104          11,585,190)
Units redeemed                                  (2,171,488)        (17,603,537)           (339,423
                                           ---------------     ---------------     ---------------

Units, end of period                            45,371,275          31,223,334          11,245,767
                                           ===============     ===============     ===============

Unit value                                 $     17.006642     $     16.486348     $     15.322435
                                             TO $17.744905       to $16.929780       to $15.484195

Net assets, end of period                  $   780,504,570     $   518,556,403     $   172,840,512

Investment income ratio*                              0.35%               0.22%               0.00%

                                                      0.45%               0.45%               0.45%
Expense ratio, lowest to highest**                 TO 2.05%            to 2.05%            to 2.05%

                                                      3.16%               7.60%              22.15%
Total return, lowest to highest***                 TO 4.81%            to 9.34%           to 23.87%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                              AMERICAN
                                              BOND FUND
                                             CLASS B (11)
                                           ---------------
                                                2005
                                           ---------------

Units, beginning of period                               0
Units issued                                    10,477,694
Units redeemed                                    (374,950)
                                           ---------------

Units, end of period                            10,102,745
                                           ===============

Unit value                                 $     12.384515
                                             TO $12.466768

Net assets, end of period                  $   125,327,504

Investment income ratio*                              0.00%

                                                      0.45%
Expense ratio, lowest to highest**                 TO 2.05%

                                                     (0.92%)
Total return, lowest to highest***                TO (0.27%)


----------
(11) Commencement of Operations, August 1, 2005, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                              AMERICAN CENTURY --
                                              SMALL COMPANY (12)               PIMCO VIT ALL ASSET PORTFOLIO (12)
                                      -----------------------------------     -----------------------------------
                                           2005                2004                2005                2004
                                      ---------------     ---------------     ---------------     ---------------
Units, beginning of period                    450,904                   0           1,151,049                   0
Units issued                                1,976,159             717,871           3,502,883           1,908,343

Units redeemed                               (781,937)           (266,967)           (855,949)           (757,444)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,645,126             450,904           3,797,833           1,150,899
                                      ===============     ===============     ===============     ===============

Unit value                            $     15.582019     $     15.004776     $     14.336314     $     13.811900
                                        TO $16.001246       to $15.164719       TO $14.722152       to $13.959146

Net assets, end of period             $    25,859,840     $     6,787,917     $    54,869,942     $    15,951,082

Investment income ratio*                         0.00%               0.00%               4.50%               4.61%

                                                 0.45%               0.45%               0.45%               0.45%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            TO 2.05%            to 2.05%

                                                 3.85%              20.04%               3.80%              10.50%
Total return, lowest to highest***            TO 5.52%           to 21.32%            TO 5.47%           to 11.67%


----------
(12) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                                CORE EQUITY (12)                        CLASSIC VALUE (12)
                                      -----------------------------------     -----------------------------------
                                           2005                2004                2005                2004
                                      ---------------     ---------------     ---------------     ---------------
Units, beginning of period                  1,943,403                   0             549,940                   0
Units issued                                2,315,711           3,177,175             944,913             948,479

Units redeemed                               (720,209)         (1,233,772)           (471,698)           (398,539)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        3,538,905           1,943,403           1,023,155             549,940
                                      ===============     ===============     ===============     ===============

Unit value                            $     14.527250     $     14.018233     $     14.670608     $     13.709034
                                        TO $14.918171       to $14.167683       TO $15.065345       to $13.855191

Net assets, end of period             $    51,783,724     $    27,320,430     $    15,128,893     $     7,562,872

Investment income ratio*                         0.00%               0.00%               0.46%               0.28%

                                                 0.45%               0.45%               0.45%               0.45%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            TO 2.05%            to 2.05%

                                                 3.63%              12.15%               7.01%               9.67%
Total return, lowest to highest***            TO 5.30%           to 13.34%            TO 8.73%           to 10.84%


----------
(12) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)





                                                QUANTITATIVE VALUE (12)
                                           -----------------------------------
                                                 2005                2004
                                           ---------------     ---------------
Units, beginning of period                          34,675                   0
Units issued                                       194,118              69,919

Units redeemed                                     (35,746)            (35,244)
                                           ---------------     ---------------

Units, end of period                               193,047              34,675
                                           ===============     ===============

Unit value                                 $     15.418784     $     14.462180
                                             TO $15.833613       to $14.616340

Net assets, end of period                  $     2,999,799     $       503,290

Investment income ratio*                              0.00%               0.00%

                                                      0.45%               0.45%
Expense ratio, lowest to highest**                 TO 2.05%            to 2.05%

                                                      6.61%              15.70%
Total return, lowest to highest***                 TO 8.33%           to 16.93%

----------
(12) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                              US GLOBAL
                                            LEADERS GROWTH
                                             CLASS A (9)
                                           ---------------
                                                2005
                                           ---------------

Units, beginning of period                               0
Units issued                                     3,670,181
Units redeemed                                    (747,504)
                                           ---------------

Units, end of period                             2,922,677
                                           ===============

Unit value                                 $     12.897247
                                             TO $13.211455

Net assets, end of period                  $    37,928,828

Investment income ratio*                              0.15%

Expense ratio, lowest to                              0.45%
highest**                                          TO 1.90%

Total return, lowest to                               7.93%
highest***                                         TO 8.99%


----------
(9) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                               US GLOBAL LEADERS GROWTH
                                                     CLASS B (12)
                                           -----------------------------------
                                                 2005                2004
                                           ---------------     ---------------
Units, beginning of period                         262,180                   0
Units issued                                     3,003,757             414,927

Units redeemed                                    (796,463)           (152,747)
                                           ---------------     ---------------

Units, end of period                             2,469,474             262,180
                                           ===============     ===============

Unit value                                 $     12.878499     $     13.032206
                                             TO $13.225139       to $13.171171

Net assets, end of period                  $    32,020,856     $     3,426,175

Investment income ratio*                              0.00%               0.58%

                                                      0.45%               0.45%
Expense ratio, lowest to highest**                 TO 2.05%            to 2.05%

                                                  (-1.18%)                4.26%
Total return, lowest to highest***                 TO 0.41%            to 5.37%

----------
(12) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                                                               JOHN HANCOCK INTERNATIONAL EQUITY
                                       JOHN HANCOCK STRATEGIC INCOME (12)          INDEX CLASS A (12), (13)
                                      -----------------------------------     -----------------------------------
                                           2005                2004                2005                2004
                                      ---------------     ---------------     ---------------     ---------------
Units, beginning of period                    514,944                   0           1,579,745                   0
Units issued                                  872,484             841,876             589,024           1,911,249

Units redeemed                               (291,511)           (326,932)           (498,392)           (331,504)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,095,917             514,944           1,670,377           1,579,745
                                      ===============     ===============     ===============     ===============

Unit value                            $     13.415609     $     13.424880     $     16.729279           14.620416
                                        TO $13.776725       to $13.568000       TO $17.136692       to $14.761597

Net assets, end of period             $    14,809,731     $     6,934,148     $    28,128,037     $    23,155,070

Investment income ratio*                         4.44%               2.70%               0.89%               0.49%

                                                 0.45%               0.45%               0.45%               0.45%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            TO 1.90%            to 1.90%

                                                (0.07%)              7.40%              14.42%              16.96%
Total return, lowest to highest***            TO 1.54%            to 8.54%           TO 16.09%           to 18.09%


----------
(12) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

(13) On April 29, 2005, the John Hancock VST International Equity Index sub-account was renamed John Hancock International Equity Index through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                               JOHN HANCOCK INTERNATIONAL
                                             EQUITY INDEX CLASS B (12), (13)
                                           -----------------------------------
                                                 2005                2004
                                           ---------------     ---------------
Units, beginning of period                       1,589,807                   0
Units issued                                       841,366           2,473,991

Units redeemed                                    (583,735)           (884,184)
                                           ---------------     ---------------

Units, end of period                             1,847,438           1,589,807
                                           ===============     ===============

Unit value                                 $     16.629555     $     14.582668
                                             TO $17.077006       to $14.738133

Net assets, end of period                  $    30,937,658     $    23,245,061

Investment income ratio*                              0.72%               0.37%

                                                      0.45%               0.45%
Expense ratio, lowest to highest**                 TO 2.05%            to 2.05%

                                                     14.04%              16.66%
Total return, lowest to highest***                TO 15.87%           to 17.91%


----------
(12) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

(13) On April 29, 2005, the John Hancock VST International Equity Index sub-account was renamed John Hancock International Equity Index through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                             ACTIVE BOND         ACTIVE BOND        CGTC OVERSEAS
                                               CLASS A             CLASS B             EQUITY
                                                 (9)                 (9)             CLASS B (9)
                                           ---------------     ---------------     ---------------
                                                 2005                2005                2005
                                           ---------------     ---------------     ---------------

Units, beginning of period                               0                   0                   0
Units issued                                    12,952,864          41,240,888             361,022
Units redeemed                                  (1,876,740)         (1,737,756)            (72,975)
                                           ---------------     ---------------     ---------------

Units, end of period                            11,076,124          39,503,132             288,047
                                           ===============     ===============     ===============

Unit value                                 $     12.538189     $     12.512691     $     15.094716
                                             TO $12.660815       TO $12.647791       TO $15.363657

Net assets, end of period                  $   139,268,521     $   495,631,637     $     4,362,655

Investment income ratio*                              0.00%               0.00%               0.00%

                                                      0.45%               0.45%               0.45%
Expense ratio, lowest to highest**                 TO 1.90%            TO 2.05%            TO 2.05%

                                                      0.31%               0.10%              20.76%
Total return, lowest to highest***                 TO 1.29%            TO 1.18%           TO 22.04%


----------
(9) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                            INDEPENDENCE           MARISCO
                                           INVESTMENT LLC       INTERNATIONAL        T ROWE PRICE
                                              SMALL CAP         OPPORTUNITIES         MID VALUE
                                             CLASS B (9)         CLASS B (9)         CLASS B (9)
                                           ---------------     ---------------     ---------------
                                                 2005                2005                2005
                                           ---------------     ---------------     ---------------

Units, beginning of period                               0                   0                   0
Units issued                                        59,728             893,222             356,057
Units redeemed                                     (16,398)            (79,016)            (22,252)
                                           ---------------     ---------------     ---------------

Units, end of period                                43,330             814,206             333,805
                                           ===============     ===============     ===============

Unit value                                 $     14.107181     $     15.300939     $     13.921653
                                             TO $14.358531       TO $15.573539       TO $14.070001

Net assets, end of period                  $       612,882     $    12,495,235     $     4,662,002

Investment income ratio*                              0.00%               0.00%               0.00%

                                                      0.45%               0.45%               0.45%
Expense ratio, lowest to highest**                 TO 2.05%            TO 2.05%            TO 2.05%

                                                     12.86%              22.41%              11.37%
Total return, lowest to highest***                TO 14.06%           TO 23.71%           TO 12.56%

----------
(9) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                                                                   WELLINGTON SMALL
                                            UBS LARGE CAP       US HIGH YIELD         CAP GROWTH
                                             CLASS B (9)         CLASS B (9)         CLASS B (9)
                                           ---------------     ---------------     ---------------
                                                2005                2005                2005
                                           ---------------     ---------------     ---------------

Units, beginning of period                               0                   0                   0
Units issued                                        75,039             110,299           1,395,153
Units redeemed                                     (14,406)            (11,495)           (226,388)
                                           ---------------     ---------------     ---------------

Units, end of period                                60,633              98,804           1,168,765
                                           ===============     ===============     ===============

Unit value                                 $     13.735082     $     12.824537     $     15.759048
                                             TO $13.979839       TO $13.053088       TO $16.039776

Net assets, end of period                  $       835,276     $     1,270,845     $    18,479,631

Investment income ratio*                              0.00%               0.00%               0.00%

                                                      0.45%               0.45%               0.45%
Expense ratio, lowest to highest**                 TO 2.05%            TO 2.05%            TO 2.05%

                                                      9.88%               2.60%              26.07%
Total return, lowest to highest***                TO 11.05%            TO 3.69%           TO 27.41%

----------
(9) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                             WELLINGTON         WELLS CAPITAL
                                           SMALL CAP VALUE        CORE BOND
                                             CLASS B (9)         CLASS B (9)
                                           ---------------     ---------------
                                                 2005                2005
                                           ---------------     ---------------

Units, beginning of period                               0                   0
Units issued                                     2,653,964              70,751
Units redeemed                                    (317,218)            (14,753)
                                           ---------------     ---------------

Units, end of period                             2,336,746              55,998
                                           ===============     ===============

Unit value                                 $     14.196612     $     12.429816
                                             TO $14.449560       TO $12.651354

Net assets, end of period                  $    33,286,243     $       698,517

Investment income ratio*                              0.00%               0.00%

                                                      0.45%               0.45%
Expense ratio, lowest to highest**                 TO 2.05%            TO 2.05%

                                                     13.57%              (0.56%)
Total return, lowest to highest***                TO 14.78%            TO 0.50%


----------
(9) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                                      SCUDDER 21ST CENTURY GROWTH CLASS B (14),(15)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    352,192             305,221              11,722                   0
Units issued                                   16,983             210,937             315,264              11,768

Units redeemed                               (369,175)           (163,966)            (21,765)                (46)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                                0             352,192             305,221              11,722
                                      ===============     ===============     ===============     ===============

Unit value                            $     14.721884     $     16.171374     $     14.926068     $     13.651655
                                        TO $17.483253       to $19.163946       to $17.573287       to $13.667541

Net assets, end of period             $             0     $     6,675,546     $     5,338,000     $       160,185

Investment income ratio*                         0.00%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                (8.96%)              8.34%              19.41%               9.21%
Total return, lowest to highest***           TO (8.77%)           to 9.05%           to 28.58%            to 9.34%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

(15) On April 29, 2005 Scudder 21st Century Growth Class A and Class B sub-accounts ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                                           SCUDDER CAPITAL GROWTH CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  1,030,748             770,599              33,637                   0
Units issued                                2,099,771             348,903             796,945              33,649
Units redeemed                               (213,810)            (88,754)            (59,983)                (12)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        2,916,710           1,030,748             770,599              33,637
                                      ===============     ===============     ===============     ===============

Unit value                            $     16.283035     $     15.315471     $     14.535228     $     13.656079
                                        TO $19.357786        to 18.089923       to $17.056831       to $13.671980

Net assets, end of period             $    55,995,867     $    18,533,852     $    13,098,059     $       459,792

Investment income ratio*                         0.26%               0.17%               0.13%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 6.32%               5.37%              16.28%               9.25%
Total return, lowest to highest***            TO 7.01%            to 6.06%           to 24.76%            to 9.38%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                                         SCUDDER GLOBAL DISCOVERY CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    550,994             312,008               9,992                   0
Units issued                                  149,237             294,899             330,022              10,008
Units redeemed                                (63,041)            (55,913)            (28,006)                (16)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          637,190             550,994             312,008               9,992
                                      ===============     ===============     ===============     ===============

Unit value                            $     23.866956     $     20.632821     $     17.105940     $     14.314791
                                        TO $29.717774       to $25.524943       to $21.024402       to $14.331432

Net assets, end of period             $    18,701,444     $    13,912,135     $     6,486,947     $       143,147

Investment income ratio*                         0.37%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                15.67%              20.62%              36.85%              14.52%
Total return, lowest to highest***           TO 16.43%           to 21.41%           to 46.70%           to 14.65%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                         SCUDDER GROWTH & INCOME CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    908,822             523,189              21,020                   0
Units issued                                  663,381             563,191             542,400              21,020
Units redeemed                               (123,298)           (177,558)            (40,231)                  0
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,448,905             908,822             523,189              21,020
                                      ===============     ===============     ===============     ===============

Unit value                            $     16.345530     $     15.778530     $     14.671334     $     13.658976
                                        TO $19.260813       to $18.472602       to $17.064795       to $13.674880

Net assets, end of period             $    27,634,663     $    16,632,572     $     8,843,843     $       287,330

Investment income ratio*                         0.72%               0.47%               0.56%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 3.59%               7.55%              17.37%               9.27%
Total return, lowest to highest***            TO 4.27%            to 8.25%           to 24.79%            to 9.40%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                         SCUDDER HEALTH SCIENCES CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    794,797             547,903              24,517                   0
Units issued                                   85,281             325,344             557,024              24,546
Units redeemed                               (142,724)            (78,450)            (33,638)                (29)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          737,354             794,797             547,903              24,517
                                      ===============     ===============     ===============     ===============

Unit value                            $     16.815387     $     15.882498     $     14.851180     $     13.016994
                                        TO $19.637063       to $18.427791       to $17.119230       to $13.032160

Net assets, end of period             $    14,366,459     $    14,542,149     $     9,317,711     $       319,405

Investment income ratio*                         0.00%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 5.87%               6.94%              18.81%               4.14%
Total return, lowest to highest***            TO 6.56%            to 7.64%           to 31.36%            to 4.26%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                           SCUDDER INTERNATIONAL CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  1,387,720             677,382              41,198                   0
Units issued                                  189,081             822,209             693,148              43,594
Units redeemed                               (212,047)           (111,871)            (56,964)             (2,396)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,364,754           1,387,720             677,382              41,198
                                      ===============     ===============     ===============     ===============

Unit value                            $     20.278472     $     17.886306     $     15.706761     $     13.326481
                                        TO $21.943639       to $19.230024       to $16.777081       to $13.341991

Net assets, end of period             $    29,693,299     $    26,512,699     $    11,323,108     $       549,487

Investment income ratio*                         1.29%               0.88%               0.42%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                13.37%              13.88%              25.12%               6.61%
Total return, lowest to highest***           TO 14.11%           to 14.62%           to 25.82%            to 6.74%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                       SCUDDER MID CAP GROWTH CLASS B (14),(16)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    203,991             145,895               5,538                   0
Units issued                                   30,960              74,793             160,631               5,545

Units redeemed                                (47,730)            (16,697)            (20,274)                 (7)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          187,221             203,991             145,895               5,538
                                      ===============     ===============     ===============     ===============

Unit value                            $     17.247865     $     15.354185     $     15.127128     $     14.717109
                                        TO $22.393659       to $19.806314       to $19.386626       to $14.734222

Net assets, end of period             $     4,122,857     $     3,992,682     $     2,799,825     $        81,574

Investment income ratio*                         0.00%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                12.33%               1.50%              21.02%              17.74%
Total return, lowest to highest***           TO 13.06%            to 2.16%           to 31.58%           to 17.87%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

(16) On October 28, 2005, Scudder Aggressive Growth Class B was renamed Scudder Mid Cap Growth Class B though a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                            SCUDDER BLUE CHIP CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  1,353,904             831,134              28,345                   0
Units issued                                  135,024             612,626             828,691              28,345

Units redeemed                               (130,754)            (89,856)            (25,902)                  0
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,358,174           1,353,904             831,134              28,345
                                      ===============     ===============     ===============     ===============

Unit value                            $     18.251404     $     16.983992     $     15.002953     $     13.467503
                                        TO $20.771752       to $19.204489       to $16.854301       to $13.483188

Net assets, end of period             $    27,987,256          25,841,316     $    13,944,698     $       382,093

Investment income ratio*                         0.57%               0.22%               0.14%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 7.46%              13.20%              20.02%               7.74%
Total return, lowest to highest***            TO 8.16%           to 13.94%           to 25.00%            to 7.87%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                         SCUDDER CONTRARIAN VALUE CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  1,463,943             798,535              35,962                   0
Units issued                                  157,980             823,302             792,070              35,973

Units redeemed                               (173,510)           (157,894)            (29,497)                (11)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,448,413           1,463,943             798,535              35,962
                                      ===============     ===============     ===============     ===============

Unit value                            $     16.551570     $     16.631297     $     15.482726     $     13.989593
                                        TO $19.772644       to $19.739537       to $18.256976       to $14.005872

Net assets, end of period             $    28,378,642     $    28,666,689     $    14,514,037     $       503,424

Investment income ratio*                         1.43%               0.96%               0.75%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                (0.48%)              7.42%              23.86%              11.92%
Total return, lowest to highest***            TO 0.17%            to 8.12%           to 30.35%           to 12.05%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                         SCUDDER GLOBAL BLUE CHIP CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    406,845             291,910              14,519                   0
Units issued                                  107,339             137,008             295,543              14,544

Units redeemed                                (39,554)            (22,073)            (18,152)                (25)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          474,630             406,845             291,910              14,519
                                      ===============     ===============     ===============     ===============

Unit value                            $     21.324683     $     17.767782     $     15.863150     $     13.610021
                                        TO $23.598886       to $19.535703       to $17.328288       to $13.625858

Net assets, end of period             $    11,122,256     $     7,907,748     $     5,041,675     $       197,818

Investment income ratio*                         0.00%               0.67%               0.06%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                20.02%              12.01%              26.54%               8.88%
Total return, lowest to highest***           TO 20.80%           to 12.74%           to 27.17%            to 9.01%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                       SCUDDER GOVERNMENT SECURITIES CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  3,147,313           2,715,378             213,945                   0
Units issued                                  285,267           1,616,487           4,921,859             216,284
Units redeemed                               (524,377)         (1,184,552)         (2,420,426)             (2,339)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        2,908,203           3,147,313           2,715,378             213,945
                                      ===============     ===============     ===============     ===============

Unit value                            $     12.619733     $     12.598247     $     12.441999     $     12.602109
                                        TO $13.018135       to $12.911981       to $12.668989       to $12.616785

Net assets, end of period             $    37,613,996     $    40,458,550     $    34,318,343     $     2,698,159

Investment income ratio*                         3.61%               2.23%               2.48%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 0.17%               1.26%              (0.46%)              0.82%
Total return, lowest to highest***            TO 0.82%            to 1.92%            to 0.41%            to 0.93%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                          SCUDDER GROWTH CLASS B (14),(17)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    696,123             352,677               9,501                   0
Units issued                                   44,200             387,972             382,687               9,507

Units redeemed                               (740,323)            (44,526)            (39,511)                 (6)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                                0             696,123             352,677               9,501
                                      ===============     ===============     ===============     ===============

Unit value                            $     14.093969     $     14.663956     $     14.286326     $     13.659883
                                        TO $16.666139       to $17.303433       to $16.748311       to $13.675788

Net assets, end of period             $             0     $    11,936,090     $     5,862,383     $       129,834

Investment income ratio*                         0.44%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                (3.89%)              2.64%              14.29%               9.28%
Total return, lowest to highest***           TO (3.68%)           to 3.31%           to 22.47%            to 9.41%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

(17) On April 29, 2005 Scudder Growth Class B and Scudder Eagle Focused Large Cap Growth Class B sub-accounts ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                           SCUDDER HIGH INCOME CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  2,431,315           1,951,343              73,196                   0
Units issued                                  421,338             883,826           2,106,247              75,768
Units redeemed                               (687,681)           (403,854)           (228,100)             (2,572)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        2,164,972           2,431,315           1,951,343              73,196
                                      ===============     ===============     ===============     ===============

Unit value                            $     15.343766     $     15.143753     $     13.792324     $     13.270938
                                        TO $18.331196       to $17.975333       to $16.264897       to $13.286385

Net assets, end of period             $    39,274,171     $    43,290,320     $    31,510,877     $       972,071

Investment income ratio*                         9.35%               6.57%               3.70%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 1.32%               9.80%              10.34%               6.17%
Total return, lowest to highest***            TO 1.98%          to $10.52%           to 22.42%            to 6.29%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                    SCUDDER INTERNATIONAL SELECT EQUITY CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  1,438,342             857,325              23,770                   0
Units issued                                  211,267             685,592             874,995              23,833

Units redeemed                               (197,310)           (104,575)            (41,440)                (63)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,452,299           1,438,342             857,325              23,770
                                      ===============     ===============     ===============     ===============

Unit value                            $     20.718982     $     18.550479     $     16.069136     $     13.535953
                                        TO $22.591678       to $20.096540       to $17.295376       to $13.551701

Net assets, end of period             $    32,526,820     $    28,733,996     $    14,774,360     $       322,043

Investment income ratio*                         2.34%               0.57%               0.59%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                11.69%              15.44%              26.99%               8.29%
Total return, lowest to highest***           TO 12.42%           to 16.20%           to 28.72%            to 8.41%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                           SCUDDER FIXED INCOME CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  5,059,103           3,043,756             120,555                   0
Units issued                                  516,714           2,620,963           3,388,234             121,410

Units redeemed                               (664,790)           (605,616)           (465,033)               (855)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        4,911,027           5,059,103           3,043,756             120,555
                                      ===============     ===============     ===============     ===============

Unit value                            $     12.836449     $     12.863403     $     12.613118     $     12.645718
                                        TO $13.484372       to $13.425361       to $13.078606       to $12.660448

Net assets, end of period             $    65,750,385     $    67,586,089     $    39,706,413     $     1,525,858

Investment income ratio*                         3.04%               2.65%               1.74%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                (0.21%)              1.98%               0.90%               1.17%
Total return, lowest to highest***            TO 0.44%            to 2.65%            to 3.30%            to 1.28%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                           SCUDDER MONEY MARKET CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  2,460,437           3,757,682             214,724                   0
Units issued                                4,442,737           3,156,324           6,168,615             266,585

Units redeemed                             (4,069,144)         (4,453,569)         (2,625,657)            (51,861)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        2,834,030           2,460,437           3,757,682             214,724
                                      ===============     ===============     ===============     ===============

Unit value                            $     12.188561     $     12.127139     $     12.295779     $     12.479151
                                        TO $12.387191       to $12.263477       to $12.371821       to $12.493692

Net assets, end of period             $    34,840,321     $    30,041,701     $    46,360,033     $     2,680,650

Investment income ratio*                         2.30%               0.46%               0.29%               0.19%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 0.36%              (1.52%)             (1.47%)             (0.17%)
Total return, lowest to highest***            TO 1.01%           to (0.88%)          to (0.98%)          to (0.05%)


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                          SCUDDER SMALL CAP GROWTH CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  1,065,813             705,868              31,535                   0
Units issued                                  425,007             431,913             701,285              31,537

Units redeemed                               (143,707)            (71,968)            (26,952)                 (2)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,347,113           1,065,813             705,868              31,535
                                      ===============     ===============     ===============     ===============

Unit value                            $     16.936471     $     16.195923     $     14.955892     $     14.232268
                                        TO $21.360822       to $20.294917       to $18.619291       to $14.248827

Net assets, end of period             $    28,335,952     $    21,382,124     $    13,028,627     $       449,216

Investment income ratio*                         0.00%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 4.57%               8.29%              19.65%              13.86%
Total return, lowest to highest***            TO 5.25%            to 9.00%           to 30.67%           to 13.99%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                         SCUDDER TECHNOLOGY GROWTH CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    540,084             392,439              19,604                   0
Units issued                                   46,659             220,571             394,337              19,614

Units redeemed                                (99,208)            (72,926)            (21,502)                (10)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          487,535             540,084             392,439              19,604
                                      ===============     ===============     ===============     ===============

Unit value                            $     16.148508     $     15.960535     $     16.054894     $     15.706222
                                        TO $23.097629       to $22.681308       to $22.667138       to $15.724471

Net assets, end of period             $    11,033,183     $    12,053,602     $     8,737,053     $       308,157

Investment income ratio*                         0.12%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 1.18%              (0.59%)             28.44%              25.65%
Total return, lowest to highest***            TO 1.84%            to 0.06%           to 44.15%           to 25.80%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                            SCUDDER TOTAL RETURN CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  1,457,628           1,158,290              60,822                   0
Units issued                                  101,231             394,242           1,255,034              60,831

Units redeemed                               (217,100)            (94,904)           (157,566)                 (9)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,341,758           1,457,628           1,158,290              60,822
                                      ===============     ===============     ===============     ===============

Unit value                            $     14.576573     $     14.319098     $     13.741888     $     13.172728
                                        TO $16.428509       to $16.034061       to $15.287760       to $13.188068

Net assets, end of period             $    21,882,020     $    23,218,323     $    17,619,213     $       801,710

Investment income ratio*                         2.10%               1.15%               1.29%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 1.80%               4.20%               9.94%               5.38%
Total return, lowest to highest***            TO 2.46%            to 4.88%           to 15.92%            to 5.50%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                        SCUDDER DAVIS VENTURE VALUE CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  2,274,347           1,377,044              47,999                   0
Units issued                                  207,625           1,009,197           1,371,912              48,110
Units redeemed                               (198,957)           (111,894)            (42,867)               (111)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        2,283,015           2,274,347           1,377,044              47,999
                                      ===============     ===============     ===============     ===============

Unit value                            $     17.903461     $     16.729316     $     15.326777     $     14.086566
                                        TO $21.299051       to $19.773687       to $17.998252       to $14.102955

Net assets, end of period             $    48,135,739     $    44,601,666     $    24,648,088     $       676,768

Investment income ratio*                         0.37%               0.04%               0.15%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 7.02%               9.15%              22.61%              12.69%
Total return, lowest to highest***            TO 7.71%            to 9.86%           to 27.62%           to 12.82%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                    SCUDDER DREMAN FINANCIAL SERVICES CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    614,044             447,474              26,561                   0
Units issued                                   71,749             222,183             441,491              26,567

Units redeemed                               (105,585)            (55,613)            (20,578)                 (6)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          580,208             614,044             447,474              26,561
                                      ===============     ===============     ===============     ===============

Unit value                            $     15.461920     $     15.853784     $     14.514166     $     14.593659
                                        TO $19.860443       to $20.232247       to $18.402350       to $14.610637

Net assets, end of period             $    11,426,804     $    12,319,354     $     8,170,822     $       387,948

Investment income ratio*                         1.50%               1.06%               0.66%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                (2.47%)              9.23%              16.11%              16.75%
Total return, lowest to highest***           TO (1.84%)           to 9.94%           to 25.95%            to 16.89


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                     SCUDDER DREMAN HIGH RETURN EQUITY CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  4,527,273           3,192,270             150,160                   0
Units issued                                  378,578           1,600,855           3,153,321             150,953

Units redeemed                               (348,906)           (265,852)           (111,211)               (793)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        4,556,945           4,527,273           3,192,270             150,160
                                      ===============     ===============     ===============     ===============

Unit value                            $     18.462238     $     17.526483     $     15.744807     $     14.557921
                                        TO $22.448813       to $21.173358       to $18.897440       to $14.575850

Net assets, end of period             $   101,251,563     $    95,077,283     $    59,965,899     $     2,187,952

Investment income ratio*                         1.36%               1.15%               0.80%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 5.34%              11.32%              25.96%              16.46%
Total return, lowest to highest***            TO 6.02%           to 12.04%           to 29.66%           to 16.60%


----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                      SCUDDER DREMAN SMALL CAP VALUE CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  2,217,614           1,482,074              84,035                   0
Units issued                                  209,477             907,405           1,490,955              84,179

Units redeemed                               (212,546)           (171,865)            (92,916)               (144)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        2,214,545           2,217,614           1,482,074              84,035
                                      ===============     ===============     ===============     ===============

Unit value                            $     21.845633     $     20.310102     $     16.516165     $     13.639007
                                        TO $25.557673       to $23.607763       to $19.073169       to $13.654885

Net assets, end of period             $    56,042,173     $    51,954,709     $    28,118,023     $     1,147,151

Investment income ratio*                         0.36%               0.45%               0.43%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 7.56%              22.97%              32.13%               9.11%
Total return, lowest to highest***            TO 8.26%           to 23.77%           to 39.68%            to 9.24%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                 SCUDDER EAGLE FOCUSED LARGE CAP GROWTH CLASS B (14),(17)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  1,425,733             730,154              32,567                   0
Units issued                                   88,033             840,045             731,686              32,647

Units redeemed                             (1,513,766)           (144,466)            (34,099)                (80)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                                0           1,425,733             730,154              32,567
                                      ===============     ===============     ===============     ===============

Unit value                            $     13.134098     $     14.392702     $     14.472620     $     13.669256
                                        TO $15.582211       to $17.039235       to $17.022514       to $13.685173

Net assets, end of period             $             0     $    24,149,520     $    12,395,938     $       445,580

Investment income ratio*                         0.12%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                (8.74%)             (0.55%)             15.78%               9.35%
Total return, lowest to highest***           TO (8.55%)           to 0.10%           to 24.39%            to 9.48%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

(17) On April 29, 2005 Scudder Eagle Focused Large Cap Growth Class B sub-accounts ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                     SCUDDER FOCUS VALUE & GROWTH CLASS B (14),(18)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    452,452             320,308              26,639                   0
Units issued                                   10,078             173,569             330,978              26,750

Units redeemed                               (462,530)            (41,425)            (37,309)               (111)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                                0             452,452             320,308              26,639
                                      ===============     ===============     ===============     ===============

Unit value                            $     15.411755     $     16.506008     $     15.191043     $     14.132584
                                        TO $18.887335       to $20.185513       to $18.456762       to $14.149028

Net assets, end of period             $             0     $     9,070,209     $     5,885,722     $       376,746

Investment income ratio*                         0.97%               0.41%               0.62%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                (6.63%)              8.66%              21.53%              13.06%
Total return, lowest to highest***           TO (6.43%)           to 9.37%           to 30.45%           to 13.19%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

(18) On April 29, 2005 Scudder Focus Value & Growth Class B sub-account ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                          SCUDDER INDEX 500 CLASS B (14),(19)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  2,561,918           1,695,834              82,467                   0
Units issued                                1,042,799           1,711,321           1,903,764              84,389

Units redeemed                             (3,604,717)           (845,237)           (290,397)             (1,922)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                                0           2,561,918           1,695,834              82,467
                                      ===============     ===============     ===============     ===============

Unit value                            $     16.293897     $     16.046093     $     14.892595     $     13.995178
                                        TO $19.500879       to $19.115976       to $17.626575       to $14.011463

Net assets, end of period             $             0     $    48,529,624     $    29,666,525     $     1,154,883

Investment income ratio*                         2.12%               0.52%               0.39%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 1.54%               7.75%              19.14%              11.96%
Total return, lowest to highest***            TO 2.01%            to 8.45%           to 25.80%           to 12.09%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

(19) On September 16, 2005 Scudder Index 500 Class B sub-account ceased operations through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                    SCUDDER SALOMON AGGRESSIVE GROWTH CLASS B (14),(20)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    270,494             212,655               6,564                   0
Units issued                                   33,514              84,719             219,697               6,565

Units redeemed                                (35,850)            (26,880)            (13,606)                 (1)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          268,158             270,494             212,655               6,564
                                      ===============     ===============     ===============     ===============

Unit value                            $     18.723459     $     16.878005     $     15.458597     $     14.388700
                                        TO $23.576019       to $21.115038       to $19.213671       to $14.405433


Net assets, end of period             $     6,236,782     $     5,631,585     $     4,056,919     $        94,543

Investment income ratio*                         0.00%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                10.93%               9.18%              23.67%              15.11%
Total return, lowest to highest***           TO 11.66%            to 9.90%           to 33.38%           to 15.24%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

(20) On August 1, 2005, the Scudder Invesco Dynamic Growth Class B sub-account was renamed Scudder Salomon Aggressive Growth Class B through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                       SCUDDER JANUS GROWTH & INCOME CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  1,173,158             770,491              27,965                   0
Units issued                                  199,030             514,524             772,628              28,010

Units redeemed                               (132,473)           (111,857)            (30,102)                (45)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,239,715           1,173,158             770,491              27,965
                                      ===============     ===============     ===============     ===============

Unit value                            $     17.177104     $     15.693817     $     14.420970     $     13.524537
                                        TO $20.053695       to $18.203682       to $16.618620       to $13.540286

Net assets, end of period             $    24,638,022     $    21,208,994     $    12,737,216     $       378,535

Investment income ratio*                         0.00%               0.00%               0.21%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 9.45%               8.83%              15.37%               8.20%
Total return, lowest to highest***           TO 10.16%            to 9.54%           to 22.22%            to 8.32%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                     SCUDDER JANUS GROWTH OPPORTUNITIES CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    383,159             301,022              12,420                   0
Units issued                                  129,540             114,668             325,676              12,420

Units redeemed                                (91,548)            (32,531)            (37,074)                  0
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          421,151             383,159             301,022              12,420
                                      ===============     ===============     ===============     ===============

Unit value                            $     16.792110     $     15.998950     $     14.554111     $     13.841733
                                        TO $20.164035       to $19.087533       to $17.251027       to $13.857843

Net assets, end of period             $     8,321,459     $     7,238,631     $     5,149,297     $       172,031

Investment income ratio*                         0.00%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 4.96%               9.93%              16.43%              10.73%
Total return, lowest to highest***            TO 5.64%           to 10.65%           to 24.49%           to 10.86%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                        SCUDDER MFS STRATEGIC VALUE CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  1,231,006             580,418              23,460                   0
Units issued                                  167,074             758,516             573,680              23,469

Units redeemed                               (158,075)           (107,928)            (16,722)                 (9)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,240,005           1,231,006             580,418              23,460
                                      ===============     ===============     ===============     ===============

Unit value                            $     16.727672     $     17.175556     $     14.933894     $     14.480405
                                        TO $20.496695       to $20.909517       to $18.062460       to $14.497241

Net assets, end of period             $    25,132,145     $    25,500,394     $    10,393,987     $       340,021

Investment income ratio*                         0.68%               0.07%               0.11%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                (2.61%)             15.01%              19.47%              15.84%
Total return, lowest to highest***           TO (1.97%)          to 15.76%           to 24.59%           to 15.98%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                        SCUDDER OAK STRATEGIC EQUITY CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    743,222             412,570              22,947                   0
Units issued                                   86,677             416,587             416,659              23,037

Units redeemed                               (137,181)            (85,935)            (27,036)                (90)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          692,718             743,222             412,570              22,947
                                      ===============     ===============     ===============     ===============

Unit value                            $     14.531941     $     15.530856     $     15.715414     $     15.321982
                                        TO $21.132598       to $22.439299       to $22.558419       to $15.339790

Net assets, end of period             $    14,245,050     $    16,277,638     $     9,133,675     $       351,881

Investment income ratio*                         0.00%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                (6.43%)             (1.17%)             25.72%              22.58%
Total return, lowest to highest***           TO (5.82%)          to (0.53%)          to 47.06%           to 22.72%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                        SCUDDER TURNER MID CAP GROWTH CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    811,243             582,153              41,201                   0
Units issued                                  140,253             334,559             598,650              42,331

Units redeemed                               (128,730)           (105,469)            (57,698)             (1,130)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          822,766             811,243             582,153              41,201
                                      ===============     ===============     ===============     ===============

Unit value                            $     19.367702     $     17.768938     $     16.394608     $     13.965366
                                        TO $24.433650       to $22.271942       to $20.415849       to $13.981623

Net assets, end of period             $    19,803,720     $    17,921,276     $    11,792,656     $       575,949

Investment income ratio*                         0.00%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 9.00%               8.38%              31.16%              11.72%
Total return, lowest to highest***            TO 9.71%            to 9.09%           to 46.02%           to 11.85%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                                       SCUDDER REAL ESTATE CLASS B (8)
                                           -------------------------------------------------------
                                                  2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                         927,458             395,759                   0
Units issued                                       114,555             635,242             421,703

Units redeemed                                    (170,574)           (103,543)            (25,944)
                                           ---------------     ---------------     ---------------

Units, end of period                               871,439             927,458             395,759
                                           ===============     ===============     ===============

Unit value                                 $     21.262074     $     19.495770     $     15.222660
                                             TO $21.632301       to $19.707109       to $15.287771

Net assets, end of period                  $    18,754,738     $    18,216,106     $     6,042,591

Investment income ratio*                              2.25%               0.59%               0.00%

                                                      1.40%               1.40%               1.40%
Expense ratio, lowest to highest**                 TO 2.05%            to 2.05%            to 2.05%

                                                      9.06%              28.07%              21.78%
Total return, lowest to highest***                 TO 9.77%           to 28.91%           to 22.30%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)




                                                       SCUDDER STRATEGIC INCOME CLASS B (8)
                                           -------------------------------------------------------
                                                  2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                         980,504             496,768                   0
Units issued                                       191,784             680,867             607,519

Units redeemed                                    (137,171)           (197,131)           (110,751)
                                           ---------------     ---------------     ---------------

Units, end of period                             1,035,117             980,504             496,768
                                           ===============     ===============     ===============

Unit value                                 $     13.415576     $     13.434326     $     12.665919
                                             TO $13.649352       to $13.580089       to $12.720176

Net assets, end of period                  $    14,054,432     $    13,270,281     $     6,309,666

Investment income ratio*                              7.53%               0.00%               0.00%

                                                      1.40%               1.40%               1.40%
Expense ratio, lowest to highest**                 TO 2.05%            to 2.05%            to 2.05%

                                                     (0.14%)              6.07%               1.33%
Total return, lowest to highest***                 TO 0.51%            to 6.76%            to 1.76%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                         SCUDDER CONSERVATIVE INCOME                SCUDDER GROWTH & INCOME
                                             STRATEGY CLASS B (21)                   STRATEGY CLASS B (21)
                                      -----------------------------------     -----------------------------------
                                           2005                2004                2005                2004
                                      ---------------     ---------------     ---------------     ---------------
Units, beginning of period                     43,089                   0           1,626,042                   0
Units issued                                  516,952              47,406           7,083,690           1,685,857

Units redeemed                                (85,628)             (4,317)           (438,949)            (59,815)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          474,413              43,089           8,270,783           1,626,042
                                      ===============     ===============     ===============     ===============

Unit value                            $     13.198909     $     13.012018     $     13.840286     $     13.446193
                                        TO $13.317179       to $13.043798       TO $13.964281       to $13.479028

Net assets, end of period             $     6,303,109     $       561,541     $   115,179,755          21,899,357

Investment income ratio*                         0.00%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            TO 2.05%            to 2.05%

                                                 1.44%               4.10%               2.93%               7.57%
Total return, lowest to highest***            TO 2.10%            to 4.35%            TO 3.60%            to 7.83%


----------
(21) Commencement of Operations, August 16, 2004, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                            SCUDDER INCOME & GROWTH                     SCUDDER GROWTH
                                              STRATEGY CLASS B (21)                   STRATEGY CLASS B (21)
                                      -----------------------------------     -----------------------------------
                                           2005                2004                2005                2004
                                      ---------------     ---------------     ---------------     ---------------
Units, beginning of period                    568,819                   0           2,370,693                   0
Units issued                                1,580,890             639,407           7,477,965           2,443,587

Units redeemed                               (189,644)            (70,588)           (255,954)            (72,894)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,960,065             568,819           9,592,704           2,370,693
                                      ===============     ===============     ===============     ===============

Unit value                            $     13.522177     $     13.222909     $     14.211708     $     13.681896
                                        TO $13.643344       to $13.255194       TO $14.339023       to $13.715293

Net assets, end of period             $    26,673,071     $     7,534,533     $   137,157,723     $    32,486,002

Investment income ratio*                         0.00%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            TO 2.05%            to 2.05%

                                                 2.26%               5.78%               3.87%               9.46%
Total return, lowest to highest***            TO 2.93%            to 6.04%            TO 4.55%            to 9.72%


----------
(21) Commencement of Operations, August 16, 2004, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                          SCUDDER TEMPLETON FOREIGN                  SCUDDER MERCURY LARGE
                                              VALUE CLASS B (22)                     CAP CORE CLASS B (22)
                                      -----------------------------------     -----------------------------------
                                           2005                2004                2005                2004
                                      ---------------     ---------------     ---------------     ---------------
Units, beginning of period                      8,163                   0              35,480                   0
Units issued                                   98,029               8,180              52,044              35,491

Units redeemed                                (20,120)                (17)             (3,020)                (11)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                           86,072               8,163              84,504              35,480
                                      ===============     ===============     ===============     ===============

Unit value                            $     14.110942     $     13.166022     $     14.332571     $     12.954025
                                        TO $14.214314       to $13.176792       TO $14.437528       to $12.964633

Net assets, end of period             $     1,221,246     $       107,556     $     1,216,658     $       459,773

Investment income ratio*                         1.22%               0.00%               0.10%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            TO 2.05%            to 2.05%

                                                 7.18%               5.33%              10.64%               3.63%
Total return, lowest to highest***            TO 7.87%            to 5.41%           TO 11.36%            to 3.72%


----------
(22) Commencement of Operations, November 15, 2004, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                               SCUDDER EQUITY
                                             SCUDDER BOND         500 INDEX
                                             CLASS B (23)        CLASS B (24)
                                           ---------------     ---------------
                                                2005                2005
                                           ---------------     ---------------

Units, beginning of period                               0                   0
Units issued                                        16,450           2,593,591
Units redeemed                                      (1,005)           (619,420)
                                           ---------------     ---------------

Units, end of period                                15,446           1,974,172
                                           ===============     ===============

Unit value                                 $     12.492554     $     16.385842
                                             TO $12.546516       TO $19.647632

Net assets, end of period                  $       193,522     $    38,324,419

Investment income ratio*                              0.00%               0.00%

                                                      1.40%               1.40%
Expense ratio, lowest to highest**                 TO 2.05%            TO 2.05%

                                                     (0.06%)              0.00%
Total return, lowest to highest***                 TO 0.37%            TO 4.46%

----------
(23) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

(24) Commencement of Operations, September 16, 2005, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                          ALGER AMERICAN BALANCED CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  2,149,295           1,660,648              37,852                   0
Units issued                                   71,962             723,099           1,722,857              37,865

Units redeemed                               (308,752)           (234,452)           (100,061)                (13)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,912,505           2,149,295           1,660,648              37,852
                                      ===============     ===============     ===============     ===============

Unit value                            $     14.986916     $     14.143465     $     13.845925     $     12.790498
                                        TO $16.440363       to $15.414901       to $14.992568       to $12.805399

Net assets, end of period             $    31,266,705     $    32,990,785     $    24,827,104     $       484,514

Investment income ratio*                         1.44%               1.41%               1.79%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 5.96%               2.15%              10.77%               2.32%
Total return, lowest to highest***            TO 6.65%            to 2.82%           to 17.08%            to 2.44%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                      ALGER AMERICAN LEVERAGED ALL CAP CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    510,558             350,820              19,679                   0
Units issued                                   49,995             214,992             364,953              19,679

Units redeemed                                (85,001)            (55,254)            (33,812)                  0
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          475,552             510,558             350,820              19,679
                                      ===============     ===============     ===============     ===============

Unit value                            $     17.326422     $     15.491503     $     14.654864     $     12.620485
                                        TO $20.032247       to $17.795122       to $16.724725       to $12.635201

Net assets, end of period             $     9,462,728     $     9,040,162     $     5,846,652     $       248,601

Investment income ratio*                         0.00%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                11.84%               5.71%              17.24%               0.96%
Total return, lowest to highest***           TO 12.57%            to 6.40%           to 32.31%            to 1.08%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                      CREDIT SUISSE EMERGING MARKETS CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    453,077             280,710               6,740                   0
Units issued                                  138,132             214,319             290,075               6,767

Units redeemed                                (69,381)            (41,952)            (16,105)                (27)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          521,828             453,077             280,710               6,740
                                      ===============     ===============     ===============     ===============

Unit value                            $     27.215609     $     21.712365     $     17.740227     $     13.330249
                                        TO $29.223626       to $23.163871       to $18.803321       to $13.345774

Net assets, end of period             $    15,141,616     $    10,438,194     $     5,263,811     $        89,915

Investment income ratio*                         0.74%               0.33%               0.00%               0.33%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                25.35%              22.39%              40.19%               6.64%
Total return, lowest to highest***           TO 26.16%           to 23.19%           to 42.11%            to 6.77%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                  CREDIT SUISSE GLOBAL POST VENTURE CAPITAL CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                     97,284              61,168               2,073                   0
Units issued                                   57,293              58,135              62,178               2,102

Units redeemed                                (12,289)            (22,019)             (3,083)                (29)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          142,288              97,284              61,168               2,073
                                      ===============     ===============     ===============     ===============

Unit value                            $     22.644064     $     19.899042     $     17.215287     $     13.545468
                                        TO $26.312726       to $22.973662       to $19.746145       to $13.561223

Net assets, end of period             $     3,716,366     $     2,214,083     $     1,194,436     $        28,096

Investment income ratio*                         0.00%               0.00%               0.00%               0.00%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                13.79%              15.59%              37.72%               8.36%
Total return, lowest to highest***           TO 14.53%           to 16.35%           to 45.61%            to 8.49%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                  DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    124,669             107,531               6,758                   0
Units issued                                    8,793              28,040             104,818               6,758

Units redeemed                                (15,730)            (10,902)             (4,045)                  0
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          117,732             124,669             107,531               6,758
                                      ===============     ===============     ===============     ===============

Unit value                            $     15.429405     $     15.237283     $     14.681750     $     13.753582
                                        TO $18.179290       to $17.836947       to $17.074978       to $13.769592

Net assets, end of period             $     2,123,545     $     2,209,912     $     1,829,240     $        93,034

Investment income ratio*                         0.00%               0.16%               0.00%               0.04%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 1.26%               3.78%              17.45%              10.03%
Total return, lowest to highest***            TO 1.92%            to 4.46%           to 24.01%           to 10.16%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                         DREYFUS VIF MIDCAP STOCK CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  1,875,551           1,298,032              52,181                   0
Units issued                                  159,181             694,817           1,304,972              52,195

Units redeemed                               (155,886)           (117,298)            (59,121)                (14)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,878,846           1,875,551           1,298,032              52,181
                                      ===============     ===============     ===============     ===============

Unit value                            $     18.386587     $     17.226952     $     15.394109     $     13.830261
                                        TO $21.722583       to $20.221116       to $17.952346       to $13.846357

Net assets, end of period             $    40,475,564     $    37,675,382     $    23,164,657     $       722,337

Investment income ratio*                         0.00%               0.21%               0.35%               0.52%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                 6.73%              11.91%              23.15%              10.64%
Total return, lowest to highest***            TO 7.43%           to 12.64%           to 29.65%           to 10.77%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                       INVESCO UTILITIES PORTFOLIO -- CLASS B (14)
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    239,130             201,095               8,265                   0
Units issued                                   98,167              76,255             205,159               8,326

Units redeemed                                (46,387)            (38,220)            (12,329)                (61)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          290,910             239,130             201,095               8,265
                                      ===============     ===============     ===============     ===============

Unit value                            $     19.984421     $     17.457981     $     14.422808     $     13.741494
                                        TO $22.370486       to $19.416214       to $15.936457       to $13.757466

Net assets, end of period             $     6,448,505     $     4,608,091     $     3,186,787     $       113,677

Investment income ratio*                         2.53%               2.37%               2.40%               1.66%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 2.05%            to 2.05%            to 2.05%            to 1.90%

                                                14.47%              21.04%              15.26%               9.93%
Total return, lowest to highest***           TO 15.22%           to 21.84%           to 15.84%           to 10.06%

----------
(14) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                BASIC VALUE FOCUS CLASS A
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                  1,658,119           1,882,328           2,182,671           2,399,210
Units issued                                   19,074              31,369              40,419             210,089

Units redeemed                               (322,060)           (255,578)           (340,762)           (426,628)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                        1,355,133           1,658,119           1,882,328           2,182,671
                                      ===============     ===============     ===============     ===============

Unit value                            $     14.106094     $     13.972858     $     12.824848     $      9.813837
                                        TO $27.206671       to $26.842434       to $24.538470       to $18.702483

Net assets, end of period             $    30,548,969     $    36,879,884     $    38,154,407     $    33,520,594

Investment income ratio*                         1.13%               0.93%               0.96%               0.82%

                                                 0.45%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 1.90%            to 1.90%            to 1.90%            to 1.90%

                                                 0.85%               8.84%              30.55%             (19.44%)
Total return, lowest to highest***            TO 1.36%            to 9.39%           to 31.20%          to (19.04%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                           SMALL CAP VALUE FOCUS CLASS A
                                      ---------------------------------------------------------------------------
                                            2005                2004                2003                2002
                                      ---------------     ---------------     ---------------     ---------------

Units, beginning of period                    528,331             598,688             763,759             931,674
Units issued                                    2,833              22,198              12,641             128,495

Units redeemed                                (92,161)            (92,555)           (177,712)           (296,410)
                                      ---------------     ---------------     ---------------     ---------------

Units, end of period                          439,003             528,331             598,688             763,759
                                      ===============     ===============     ===============     ===============

Unit value                            $     16.892901     $     15.616999     $     13.865460     $      9.907923
                                        TO $63.235820       to $58.169107       to $51.386913       to $36.537044

Net assets, end of period             $    16,487,078     $    18,357,031     $    18,310,540     $    16,174,763

Investment income ratio*                         0.82%               0.00%               0.00%               0.37%

                                                 1.40%               1.40%               1.40%               1.40%
Expense ratio, lowest to highest**            TO 1.90%            to 1.90%            to 1.90%            to 1.90%

                                                 8.17%              12.63%              39.94%             (25.29%)
Total return, lowest to highest***            TO 8.71%           to 13.20%           to 40.64%          to (24.92%)

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly Manufacturers Life Insurance Company (USA) Separate Account H)

                    Notes to Financial Statements (continued)





6. CONDENSED FINANCIAL INFORMATION (CONTINUED)





                                                         ML GLOBAL ALLOCATION CLASS B (8)
                                           -------------------------------------------------------
                                                  2005                2004                2003
                                           ---------------     ---------------     ---------------

Units, beginning of period                         149,338             176,045                   0
Units issued                                         4,198               8,196             178,734

Units redeemed                                     (14,483)            (34,903)             (2,689)
                                           ---------------     ---------------     ---------------

Units, end of period                               139,053             149,338             176,045
                                           ===============     ===============     ===============

Unit value                                 $     11.858445     $     10.896772     $      9.676396
                                             TO $20.894086       to $19.257165       to $17.151964

Net assets, end of period                  $     1,742,486     $     1,718,595     $     1,798,198

Investment income ratio*                              2.29%               2.68%               2.67%

                                                      0.45%               1.40%               1.40%
Expense ratio, lowest to highest**                 TO 1.90%            to 1.90%            to 1.90%

                                                      8.28%              12.05%               7.90%
Total return, lowest to highest***                 TO 8.83%           to 12.61%            to 7.96%

----------
(8) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

         John Hancock Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company (U.S.A) Separate Account H)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

*The Investment Income Ratio represents the dividends, excluding the distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**The Expense Ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of underlying funds are excluded.

***The Total Return Ratio represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. This does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

8. FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of John Hancock USA, which is taxed as a life insurance company under the Internal Revenue Code. John Hancock USA has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the Contracts funded in the Account. Currently, John Hancock USA does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

                            PART C OTHER INFORMATION

Guide to Name Changes and Successions:


                                           NAME CHANGES
                     --------------------------------------------------------
  DATE OF CHANGE              OLD NAME                     NEW NAME
------------------   --------------------------   ---------------------------
October 1, 1997      NASL Variable Account        The Manufacturers Life
                                                   Insurance Company of North
                                                   America Separate Account A
October 1, 1997      North American Security      The Manufacturers Life
                      Life Insurance Company       Insurance Company of North
                                                   America
November 1, 1997     NAWL Holding Co., Inc.       Manulife-Wood Logan Holding
                                                   Co., Inc.
September 24, 1999   Wood Logan Associates, Inc.  Manulife Wood Logan, Inc
January 1, 2005      The Manufacturers Life       John Hancock Life Insurance
                      Insurance Company (U.S.A.)   Company (U.S.A.) Separate
                      Separate Account A           Account A
January 1, 2005      The Manufacturers Life       John Hancock Life Insurance
                      Insurance Company            Company (U.S.A.)
                      (U.S.A.)

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective on January 1, 2002:

The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets, including the assets of Separate Account A.

On January 1, 2005 Manufacturers Securities Services LLC changed its name to John Hancock Investment Management Services LLC.

                                    * * * * *

Item 24.  Financial Statements and Exhibits

      (a)   Financial Statements

            (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H, (Part B of the registration statement). [FILED HEREWITH]

            (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company (U.S.A.) (Part B of the registration statement). [FILED HEREWITH].

      (b)   Exhibits

            (1)   (i)   Resolution of the Board of Directors of Manufacturers
                        Life Insurance Company (U.S.A.) establishing The
                        Manufacturers Life Insurance Company Separate Account H
                        - Incorporated by reference to Exhibit (1)(i) to pre-effective amendment no. 1 to this registration statement, file number 333-70728, filed January 2, 2002
                        (the "Pre-Effective Amendment")

            (2) Agreements for custody of securities and similar investments - Not Applicable.

            (3)   (i)   Form of Underwriting Agreement-- Incorporated by
                        reference to Exhibit (b)(3)(i) to Form N-4, file number
                        33-76162, filed March 1, 1999.

                  (ii) Form of Promotional Agent Agreement -- Incorporated by reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

                  (iii) Form of Amendment to Promotional Agent Agreement -
                        Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

                  (iv) Form of broker-dealer Agreement - Incorporated by reference to Exhibit (b)(3)(iv) to the registration statement on Form N-4 file number 333-70728, filed October 2, 2001.

             (4)  (i)   (A)   Form of Specimen Flexible Purchase Payment
                              Individual Deferred Variable Annuity Contract,
                              Non-Participating (v20/21) - Incorporated by reference to Exhibit (b)(4)(i)(A) to post-effective amendment no. 4 to registration statement on Form N-4 (file no. 33-76162) filed
                              April 7, 1997.

                   (ii)  (B)  Form of Specimen Flexible Purchase Payment
                              Individual Deferred Variable Annuity Contract, Non-Participating (v7) - Incorporated by reference to Exhibit (b)(4)(i)(B) to post-effective amendment no. 4 to registration statement on Form N-4 (file no. 33-76162) filed April 7, 1997.

                              (1) Form of Specimen Death Benefit Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (v7) -- Previously filed as Exhibit (b)(4)(ii)(B)(1) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

                              (2)   Form of Specimen Endorsements to Contract
                                    (v7): (i) Individual Retirement Annuity
                                    Endorsement; (ii) Retirement Equity Act
                                    Endorsement; (iii) Tax-sheltered Annuity
                                    Endorsement; (iv) Qualified Plan Endorsement
                                    Section 401 Plans -- Previously filed as
                                    Exhibit (b)(4)(ii)(B)(2) to post-effective amendment no. 4 to Form N-4 (file no.33-76162) filed February 25, 1998.

                        (C) Form of Specimen Death Benefit Endorsement to Venture 3 Contract, Non-Participating -- Previously filed as Exhibit (b)(4)(ii)(C) to post-effective amendment no. 4 to Form N-4 (file no.33-76162) filed February 25, 1998

                        (D) Form of Fixed Account Endorsement (v20/21) - Previously filed as Exhibit (b)(4)(ii)(E) to post-effective amendment no. 6 to Form N-4 (file no.33-76162) filed March 1, 1999.

                        (E) Form of Roth Individual Retirement Annuity Endorsement - Previously filed as Exhibit
                              (b)(4)(ii)(F) to post-effective amendment no. 6 to Form N-4 (file no.33-76162) filed March 1, 1999.

                  (iii) Form of Guaranteed Income Rider (v20/21) -- Previously
                        filed as Exhibit (b)(4)(iii) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

            (5)   (i)   Form of Specimen Application for Flexible Purchase
                        Payment Individual Deferred Combination Fixed and
                        Variable Annuity Contract, Non-Participating --
                        Incorporated by reference to Exhibit (b)(5)(i) to post effective amendment 5 to file number 333-24657, filed
                        February 28, 2000.

                  (ii) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

            (6)   (i)   Restated Articles of Redomestication of The
                        Manufacturers Life Insurance Company (U.S.A.) -
                        Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000
                        (File No. 333-41814).

                  (ii) By-laws of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

            (7)   (i)   Form of Variable Annuity Reinsurance Agreement Contract
                        with Connecticut General Life Insurance Company, effective July 1, 1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed
                        February 26, 1998.

                  (ii) Form of Automatic Reinsurance Agreement with Swiss Re Life & Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.

                  (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Contract with Manulife Reinsurance Corporation (USA), effective July 1, 1998 - Incorporated by reference to Exhibit
                        (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

                  (iv) Form of Coinsurance Agreement with Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

                  (v) Form of Automatic Reinsurance Agreement (Agreement 2000-14) with AXA Re Life Insurance Company, effective May 1, 2000. - Incorporated by reference to Exhibit (7)
                        (v) to the Pre-Effective Amendment.

                        i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incorporated by reference to Exhibit (7) (v)(i) to post-effective amendment no. 1 to Form N-4, filed number 333-70728, filed April 29, 2002 (the "Post-Effective Amendment No. 1").

                        ii Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit (7)(v)(ii) to Post Effective Amendment No. 1.

                        iii Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incorporated by reference to Exhibit (7)(v)(iii) to Post Effective Amendment No. 1.

                  (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21) with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit (7) (vi) to Post Effective Amendment No. 1.

                  (vii) Form of Automatic Reinsurance Agreement (Agreement
                        2001-41) with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to Exhibit (7) (vii) to Post Effective Amendment No. 1.

                  (viii) Form of Automatic Reinsurance Agreement (Agreement
                        2001-47) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit (7)(viii) to Post Effective Amendment No. 1.

                        i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. Incorporated by reference to Exhibit
                              (7)(viii)(i) to Post Effective Amendment No. 1.

                  (ix) Form of Automatic Reinsurance Agreement (Agreement 2001-48) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit (7)(ix) to Post Effective Amendment No. 1.

            (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                  (i) Form of Remote Service Agreement dated November 1, 1996 with CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

                  (ii) Amendment to Remote Service Agreement dated April 1, 1998 with CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000.

                  (iii) Amendment to Remote Service Agreement dated March 1999 with CSC Continuum Inc. - Incorporated by reference to Exhibit (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

                  (iv) Form of Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America - Incorporated by reference to Exhibit (b)(8)(iv) to the registration statement on Form N-4, file number 333-70728, filed October 2, 2001.

            (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to Exhibit (9) to the Pre-Effective Amendment.

            (10) Written consent of Ernst & Young LLP, independent auditors [FILED HEREWITH]

            (11) All financial statements omitted from Item 23, Financial Statements--Not Applicable

            (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- NOT APPLICABLE.

            (13) Schedules of computation,-- Incorporated by reference to Exhibit (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

            (14)  Financial Data Schedule - NOT APPLICABLE.

            (15)  Powers of Attorney

                  (i) Powers of Attorney (Felix Chee, Robert A. Cook, John DesPrez III, Geoffrey Guy, James O'Malley, Joseph J. Pietroski, Rex Schaybaugh) incorporated by reference to exhibit 7 to initial registration statement on Form S-6, file number 333-41814 filed July 20, 2000 on behalf of The Manufacturers Life Insurance Company (U.S.A.)

                  (ii) Power of Attorney (John Ostler) - Incorporated by reference to Exhibit (b)(15)(ii) to the registration statement on Form N-4 file number 333-70728, filed October 2, 2001.

                  (iii ) Powers of Attorney (Jim Boyle, John Lyon) - Incorporated by reference to Exhibit (b)(15)(iii) to the registration statement on Form N-4, file number 333-70728, filed October 2, 2001.

                  (iv) Power of Attorney (Steven Mannik) - Incorporated by reference to Exhibit (15)(iv) to Post Effective Amendment No. 1.

                  (v) Power of Attorney (Alison Alden) - Incorporated by reference to Exhibit (15)(v) to Post Effective Amendment No. 5.

                  (vi) Powers of Attorney (Marc Costantini, Diana Scott, Warren Thomson) - Incorporated by reference to Exhibit (15)(vi) to Post Effective Amendment No. 7

                  (vii) Power of Attorney (John D. DesPrez III, Alison Alden,
                        James R. Boyle, Robert A. Cook, James P. O'Malley, John
                        R. Ostler, Rex Schlaybaugh, Jr., Diana Scott, Warren A. Thomson - Incorporated by reference to the registration statement on Form N-4, file no 333-70864 Exhibit
                        (15)(vii) to post-effective amendment no. 6 filed February 28, 2005.

                  (viii) Power of Attorney (Alison Alden, James R. Boyle, Robert
                        Cook, John D. DesPrez III, James P. O'Malley, John R. Ostler, Rex Schlaybaugh Jr., Diana Scott, Warren Thompson - FILED HEREWITH

Item 25.  Directors and Officers of the Depositor.

   OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NAME AND PRINCIPAL BUSINESS ADDRESS             POSITION WITH DEPOSITOR
-----------------------------------             -------------------------------------------------------------
John D. DesPrez III*                            Chairman & President
Alison Alden*                                   Director, Senior Vice President, Human Resources
James R. Boyle*                                 Director, Executive Vice President, Annuities
Robert A. Cook*                                 Director, Executive Vice President, Life Insurance
John R. Ostler**                                Director
Rex Schlaybaugh, Jr.**                          Director
Diana Scott*                                    Director
Warren Thomson**                                Director, Executive Vice President, Investments

Donald Guloien**                                Senior Executive Vice President and Chief Investments Officer
Jonathan Chiel*                                 Executive Vice President and General Counsel
Steven Mannik**                                 Executive Vice President and General Manager Reinsurance
Peter Copestake**                               Senior Vice President and Treasurer
Marc Costantini*                                Senior Vice President and Chief Financial Officer
Steven Finch*                                   Senior Vice President, Finance Protection
Katherine MacMillan                             Senior Vice President & General Manager, RPS
Ian Cook*                                       Senior Vice President & CFO
Patrick Gill**                                  Senior Vice President and Controller
Emanuel Alves*                                  Vice President & Secretary
Philip Clarkson*                                Vice President, Taxation
Brian Collins*                                  Vice President, Taxation
Mitchell A. Karman*                             Vice President, Chief Compliance Officer
Peter Mitsopoulos*                              Vice President, Treasury
Joseph Scott*                                   Vice President & Chief Administrative Officer

* Principal business office is 601 Congress Street, Boston, MA 02210

**Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5


Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                               ACTIVE CORPORATIONS
                             AS OF DECEMBER 31, 2005

                                                                                    % OF     JURISDICTION OF
AFFILIATE                                                               LEGAL ID   EQUITY     INCORPORATION
---------                                                               --------   ------   ----------------
MANULIFE FINANCIAL CORPORATION                                               2        100   CANADA
   John Hancock Holdings (Delaware) LLC                                   0275        100   Delaware
      John Hancock Financial Services, Inc.                                  3        100   Delaware
   The Manufacturers Life Insurance Company                                  1        100   Canada
      Manulife Bank of Canada                                               58        100   Canada
      Manulife Financial Services Inc.                                     199        100   Canada
      Manulife Securities International Ltd.                                79        100   Canada
      Manulife Canada Ltd.                                                 157        100   Canada
      First North American Insurance Company                               111        100   Canada
      Equinox Financial Group, Inc.                                        239        100   Canada
      EIS Insurance Services, Inc.(1)                                                  50   Canada
      Cantay Holdings Inc.                                                  51        100   Ontario
      Regional Power, Inc.                                                 136       83.5   Canada
      Manulife Data Services, Inc.                                          81        100   Barbados
      Manulife Capital Inc.                                                278        100   Canada
      MSIL Holdings (Canada) Limited                                       289        100   Canada
      880 Belgrave Way Holdings Ltd.                                                  100   British Columbia
      6212344 Canada Limited                                               272        100   Canada
      Manulife Enterprise (Alberta) Limited                                276        100   Alberta
      Manulife Enterprise (Bermuda) Limited                                277        100   Bermuda
      1293319 Ontario Inc.                                                 170        100   Ontario
      3426505 Canada Inc.                                                  161        100   Canada
      FNA Financial Inc.                                                   115        100   Canada
         Elliot & Page Limited                                             116        100   Ontario
      NAL Resources Limited                                                117        100   Alberta
      NAL Resources Management Limited                                     120        100   Canada
      2015500 Ontario Inc.                                                 154        100   Ontario
      NALC Holdings Inc.(2)                                                103         50   Ontario
      2015401 Ontario Inc.                                                 140        100   Ontario
      2024385 Ontario Inc.                                                 153        100   Ontario
      Cavalier Cable, Inc.(3)                                                          78   Delaware
      MFC Global Investment Management (U.S.A.) Limited                    156        100   Canada
      MFC Global Fund Management (Europe) Limited                                     100   England
            MFC Global Investment Management (Europe) Limited               64        100   England
      Manulife Holdings (Alberta) Limited                                  201        100   Alberta
         Manulife Holdings (Delaware) LLC                                  205        100   Delaware
            The Manufacturers Investment Corporation                        87        100   Michigan
               Manulife Reinsurance Limited                                 67        100   Bermuda
                  Manulife Reinsurance (Bermuda) Limited                   203        100   Bermuda
               John Hancock Life Insurance Company (U.S.A.)                 19        100   Michigan
                  Manulife Service Corporation                               7        100   Colorado
                  John Hancock Distributors LLC                              5        100   Delaware

                  John Hancock Investment Management Services, LLC(4)       97         57   Delaware
                  John Hancock Life Insurance Company of New York           94        100   New York
                  Ennal, Inc.                                              124        100   Delaware
                  Avon Long Term Care Leaders LLC                          158        100   Delaware
                  Ironside Venture Partners I LLC                          196        100   Delaware
                  Ironside Venture Partners II LLC                         197        100   Delaware
                  Manulife Leasing Co. LLC                                             80   Delaware
      Manulife Europe Ruckversicherungs-Aktiengesellschaft                 138        100   Germany
      Manulife Holdings (Bermuda) Limited                                  147        100   Bermuda
         Manulife Management Services Ltd.                                 191        100   Barbados
         Manufacturers P&C Limited                                          36        100   Barbados
         Manufacturers Life Reinsurance Limited                             49        100   Barbados
      Manulife (Vietnam) Limited                                           188        100   Vietnam
         Manulife Vietnam Fund Management Company                                     100   Vietnam
      Manulife (Singapore) Pte. Ltd.                                        14        100   Singapore
         John Hancock Ltd.                                                            100   Singapore
      The Manufacturers Life Insurance Co. (Phils.), Inc.                  164        100   Philippines
         FCM Plans, Inc.                                                   155        100   Philippines
         Manulife Financial Plans, Inc.                                    187        100   Philippines
   FCM Holdings Inc.                                                       104        100   Philippines
      Manulife International Holdings Limited                              152        100   Bermuda
         Manulife Provident Funds Trust Company Limited                    163        100   Hong Kong
         Manulife Asset Management (Asia) Limited                           78        100   Barbados
            Manulife Asset Management (Hong Kong) Limited                             100   Hong Kong
            P.T. Manulife Aset Manajemen Indonesia                         141         85   Indonesia
         Manulife (International) Limited                                   28        100   Bermuda
            Manulife-Sinochem Life Insurance Co. Ltd.                       43         51   China
      P.T. Asuransi Jiwa Manulife Indonesia                                 42         71   Indonesia
         P.T. Bunadaya Sarana Informatika                                              98   Indonesia

         P.T. Asuransi Jiwa Arta Mandiri Prima                              75      99.75   Indonesia
         P.T. Indras Insan Jaya Utama                                               99.98   Indonesia

            P.T. Asuransi Jiwa John Hancock Indonesia                                3.76   Indonesia
   6306471 Canada Inc.                                                     282        100   Canada
      CDF (Thailand) Limited                                               287       90.2   Thailand
         OOC (Thailand) Limited(4)                                         288         51   Thailand
            Manulife Insurance (Thailand) Public Company Limited(5)        286      72.54   Thailand
   Manulife Technology & Services Sdn Bhd.                                 285        100   Malaysia
   6306489 Canada Inc.                                                     283        100   Canada
   Manulife Alberta Limited                                                279        100   Alberta
         Manulife European Holdings (Bermuda) Limited                      270        100   Bermuda
            Manulife European Investments (Luxembourg) S.a.r.l.            271        100   Luxembourg
               Manulife Hungary Holdings Limited(6)                        149         99   Hungary
   MLI Resources Inc.                                                      193        100   Alberta
         Manulife Life Insurance Company(7)                                180         35   Japan
            MFC Global Investment Management (Japan) Limited               208        100   Japan
         Manulife Century Investments (Bermuda) Limited                    172        100   Bermuda
            Manulife Century Investments (Luxembourg) S.A.                 173        100   Luxembourg
               Manulife Century Investments (Netherlands) B.V.             174        100   Netherlands
                  Manulife Premium Collection Co. Ltd.                     178
                  Y.K. Manulife Properties Japan                           142        100   Japan
                  Manulife Century Holdings (Netherlands) B.V.             195        100   Netherlands

----------
(1)  50% of EIS Insurance Services, Inc. is owned by Equinox Financial Group,
     Inc.

(2)  50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.

(3) 22% of Cavalier Cable, Inc. is owned by John Hancock Life Insurance Company (U.S.A.).

(4) 38% of John Hancock Investment Management Services, LLC is owned by John Hancock Life Insurance Company of New York, and the remaining 5% is owned by John Hancock Advisers LLC.

(4)  49% of OQC (Thailand) Limited is owned by 6306489 Canada Inc.

(5) 24.97% OF Manulife insurance (Thailand) Public Company Limited is owned by The Manufacturers Life Insurance Company

(6)  1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.

(7) 32.5% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) and 32.4% by Manulife Century Holdings (Netherlands) B.V and 35.02% by MLI Resources Inc.

Item 27.  Number of Contract Owners.

As of MARCH 31, 2006, there were 105,440 qualified contracts and 84,968 non-qualified contracts of the series offered hereby outstanding.

Item 28.  Indemnification.

      Article XII of the Restated Articles of Redomestication of the Company provides as follows:

      No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

            i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

            ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

            iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

            iv) a transaction from which the director derived an improper personal benefit; or

            v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

      If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

      Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
--------------------------                                           ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account H       Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account U       Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account V       Principal Underwriter
John Hancock Life Insurance Company Variable Life Account UV         Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account I      Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account JF     Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account S      Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account U      Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account V      Principal Underwriter

     (b)  Set forth below is Board of Managers of John Hancock Distributors LLC:

NAME                    TITLE
----                    -----
Marc Costantini*        Chairman
Steven Finch*           President and CEO
Kevin Hill*             Senior Vice President, U.S. Annuities and Managed Accounts
Katherine MacMillan**   Senior Vice President, Retirement Plan Services
Christopher Walker**    Vice President and CCO

          *Principal business office is 601 Congress Street, Boston, MA 02210

          **Principal business office is 200 Bloor Street, Toronto, Canada M4W
          1E5

     (c)  None.

Item 30.  Location of Accounts and Records.

      All books and records are maintained at 601 Congress Street, Boston, MA 02110.

Item 31.  Management Services.

      None.

Item 32. Undertakings.

      (a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

            John Hancock Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

      (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

            Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

333-70730

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 1st day of May 2006.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By:   JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
      (Depositor)

By:   /s/ John D. DesPrez III
      -----------------------
      John D. DesPrez III
      Chairman & President

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

By:   /s/ John D. DesPrez III
      -----------------------
      John D. DesPrez III
      Chairman & President

333-70730

                                   SIGNATURES

      As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 1st day of May, 2006.

Signature                                              Title
-----------------------------        -----------------------------------------
/s/ John D. DesPrez III              Chairman and President
-----------------------------        (Principal Executive Officer)
John D. DesPrez III

/s/ Marc Costantini                  Senior Vice President and Chief Financial
-----------------------------        Officer (Principal Financial Officer)
Marc Costantini

/s/ Patrick Gill                     Senior Vice President and Controller
-----------------------------        (Principal Accounting Officer)
Patrick Gill

*                                    Director
-----------------------------
Alison Alden

*                                    Director
-----------------------------
James R. Boyle

*                                    Director
-----------------------------
Diana Scott

*                                    Director
-----------------------------
Warren Thomson

*                                    Director
-----------------------------
Robert A. Cook

*                                    Director
-----------------------------
John R. Ostler

*                                    Director
-----------------------------
Rex Schlaybaugh Jr.

* /s/ Arnold R. Bergman              Chief Counsel - Annuities
-----------------------------
Arnold Bergman
Pursuant to Power of Attorney

                                  EXHIBIT INDEX

   ITEM NO.                                  DESCRIPTION
-------------           --------------------------------------------------------
24.(b)10                Consent of Independent Registered Public Accounting Firm

24(b)15(viii)           Power of Attorney (Alison Alden, James R. Boyle, Robert
                        Cook, John D. DesPrez III, James P. O'Malley, John R.
                        Ostler, Rex Schlaybaugh Jr., Diana Scott, Warren
                        Thompson